Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	CREDIT SUISSE GROUP AG
Entity Central Index Key	0001159510
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,220,322,988
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated statements of operations (CHF) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and dividend income	23,002	25,533	25,288
Interest expense	(16,569)	(18,992)	(18,397)
Net interest income	6,433	6,541	6,891
Commissions and fees	12,952	14,078	13,750
Trading revenues	5,020	9,338	12,151
Other revenues	1,820	1,429	502
Net revenues	26,225	31,386	33,294
Provision for credit losses	187	(79)	506
Compensation and benefits	13,213	14,599	15,013
General and administrative expenses	7,372	7,231	7,701
Commission expenses	1,992	2,148	1,997
Total other operating expenses	9,364	9,379	9,698
Total operating expenses	22,577	23,978	24,711
Income from continuing operations before taxes	3,461	7,487	8,077
Income tax expense	671	1,548	1,835
Income from continuing operations	2,790	5,939	6,242
Income/(loss) from discontinued operations, net of tax	0	(19)	169
Net income	2,790	5,920	6,411
Net income/(loss) attributable to noncontrolling interests	837	822	(313)
Net income attributable to shareholders	1,953	5,098	6,724
of which from continuing operations	1,953	5,117	6,555
of which from discontinued operations	0	(19)	169
Basic earnings per share (CHF)
Basic earnings per share from continuing operations (in CHF per share)	1.37	3.93	5.14
Basic earnings/(loss) per share from discontinued operations (in CHF per share)	0	(0.02)	0.14
Basic earnings per share (in CHF per share)	1.37	3.91	5.28
Diluted earnings per share (CHF)
Diluted earnings per share from continuing operations (in CHF per share)	1.36	3.91	5.01
Diluted earnings/(loss) per share from discontinued operations (in CHF per share)	0	(0.02)	0.13
Diluted earnings per share (in CHF per share)	1.36	3.89	5.14

Consolidated balance sheets (CHF) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets (CHF million)
Cash and due from banks	110,573	65,467
of which reported from consolidated VIEs	1,396	1,432
Interest-bearing deposits with banks	2,272	1,524
of which reported at fair value	405	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	236,963	220,443
of which reported at fair value	158,673	136,906
Securities received as collateral, at fair value	30,191	42,147
of which encumbered	20,447	21,352
Trading assets, at fair value	279,553	324,704
of which encumbered	73,749	87,723
of which reported from consolidated VIEs	6,399	8,717
Investment securities	5,160	8,397
of which reported at fair value	5,158	7,945
of which reported from consolidated VIEs	41	72
Other investments	13,226	16,482
of which reported at fair value	9,751	13,448
of which reported from consolidated VIEs	2,346	2,334
Net loans	233,413	218,842
of which reported at fair value	20,694	18,552
of which encumbered	471	783
of which reported from consolidated VIEs	5,940	3,745
allowance for loan losses	(910)	(1,017)
Premises and equipment	7,193	6,725
of which reported from consolidated VIEs	646	72
Goodwill	8,591	8,585
Other intangible assets	288	312
of which reported at fair value	70	66
Brokerage receivables	43,446	38,769
Other assets	78,296	79,585
of which reported at fair value	35,765	39,470
of which encumbered	2,255	2,388
of which reported from consolidated VIEs	13,002	19,570
Assets of discontinued operations held-for-sale	0	23
Total assets	1,049,165	1,032,005
Liabilities and equity (CHF million)
Due to banks	40,147	37,493
of which reported at fair value	2,721	3,444
Customer deposits	313,401	287,564
of which reported at fair value	4,599	3,537
of which reported from consolidated VIEs	221	54
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	176,559	168,394
of which reported at fair value	136,483	123,697
Obligation to return securities received as collateral, at fair value	30,191	42,147
Trading liabilities, at fair value	127,760	133,997
of which reported from consolidated VIEs	1,286	188
Short-term borrowings	26,116	21,683
of which reported at fair value	3,547	3,308
of which reported from consolidated VIEs	6,141	4,333
Long-term debt	162,655	173,752
of which reported at fair value	70,366	83,692
of which reported from consolidated VIEs	14,858	19,739
Brokerage payables	68,034	61,746
Other liabilities	63,217	62,214
of which reported at fair value	31,092	29,185
of which reported from consolidated VIEs	746	840
Total liabilities	1,008,080	988,990
Common shares	49	47
Additional paid-in capital	21,796	23,026
Retained earnings	27,053	25,316
Treasury shares, at cost	(90)	(552)
Accumulated other comprehensive income/(loss)	(15,134)	(14,555)
Total shareholders' equity	33,674	33,282
Noncontrolling interests	7,411	9,733
Total equity	41,085	43,015
Total liabilities and equity	1,049,165	1,032,005
Additional share information
Par value (CHF) (in CHF per share)	0.04	0.04
Authorized shares (million) (in shares)	1,868,100,000	1,468,300,000
Issued shares (million) (in shares)	1,224,300,000	1,186,100,000
Treasury shares (million) (in shares)	(4,010,074)	(12,228,377)
Shares outstanding (million) (in shares)	1,220,300,000	1,173,900,000

Consolidated statements of changes in equity (CHF) In Millions, except Share data, unless otherwise specified		Total		Total shareholders' equity	Common shares	Additional paid-in capital		Retained earnings	Treasury shares, at cost	Accumulated other comprehensive income	Noncontrolling interests		Comprehensive income (loss)
Balance at Dec. 31, 2008		47,221		32,302	47	25,166		18,780	(752)	(10,939)	14,919
Balance (in shares) at Dec. 31, 2008					1,163,892,033
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(7)									(7)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(379)									(379)
Sale of subsidiary shares to noncontrolling interests, changing ownership		4		(1)		(1)					5
Sale of subsidiary shares to noncontrolling interests, not changing ownership		1,124									1,124
Net income/(loss)		6,411		6,724				6,724			(313)
Gains/(losses) on cash flow hedges		104		104						104			104
Foreign currency translation		(768)		(559)						(559)	(209)		(768)
Unrealized gains/(losses) on securities		47		47						47			47
Actuarial gains/(losses)		(348)		(348)						(348)			(348)
Net prior service cost		57		57						57			57
Total other comprehensive income/(loss), net of tax		(908)	[1]	(699)						(699)	(209)		(908)
Issuance of common shares		17		17		17
Issuance of common shares (in shares)					734,529
Sale of treasury shares		17,657		17,657		223			17,434
Sale of treasury shares (in shares)					387,910,385
Repurchase of treasury shares		(19,019)		(19,019)					(19,019)
Repurchase of treasury shares (in shares)					(421,658,017)
Share-based compensation, net of tax		930		930		(551)			1,481
Share-based compensation, net of tax (in shares)					38,331,965
Financial instruments indexed to own shares		(188)		(188)		(188)
Cash dividends paid		(375)		(246)				(246)			(129)
Change in scope of consolidation, net		(4,258)									(4,258)
Other		98		40		40					58
Balance at Dec. 31, 2009		48,328		37,517	47	24,706		25,258	(856)	(11,638)	10,811
Balance (in shares) at Dec. 31, 2009					1,169,210,895
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(57)		(20)		(20)					(37)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(2,059)									(2,059)
Sale of subsidiary shares to noncontrolling interests, changing ownership		1									1
Sale of subsidiary shares to noncontrolling interests, not changing ownership		1,907									1,907
Net income/(loss)		5,920		5,098				5,098			822
Cumulative effect of accounting changes, net of tax (Accounting Standards Update 2009-17 Consolidations (Topic 810))		(2,249)		(2,249)				(2,384)		135
Gains/(losses) on cash flow hedges		8		8						8			8
Foreign currency translation		(3,579)		(2,835)						(2,835)	(744)		(3,579)
Unrealized gains/(losses) on securities		7		7						7			7
Actuarial gains/(losses)		(245)		(245)						(245)			(245)
Net prior service cost		13		13						13			13
Total other comprehensive income/(loss), net of tax		(3,796)	[1]	(3,052)						(3,052)	(744)		(3,796)
Issuance of common shares		9		9		9
Issuance of common shares (in shares)					804,260
Sale of treasury shares		24,749		24,749		19			24,730
Sale of treasury shares (in shares)					526,878,697
Repurchase of treasury shares		(26,846)		(26,846)					(26,846)
Repurchase of treasury shares (in shares)					(569,477,317)
Share-based compensation, net of tax		836		827		(1,593)			2,420		9
Share-based compensation, net of tax (in shares)					46,529,530
Financial instruments indexed to own shares		(95)		(95)		(95)
Cash dividends paid		(2,800)		(2,656)				(2,656)			(144)
Change in scope of consolidation, net		(911)									(911)
Other		78									78
Balance at Dec. 31, 2010		43,015		33,282	47	23,026		25,316	(552)	(14,555)	9,733
Balance (in shares) at Dec. 31, 2010	[2]				1,173,946,065
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(100)		6		6					(106)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[3],[4]	(3,042)									(3,042)
Sale of subsidiary shares to noncontrolling interests, changing ownership				(7)		(7)					7
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[3]	522									522
Net income/(loss)		2,741		1,953				1,953			788	[5]
Gains/(losses) on cash flow hedges		(33)		(33)						(33)			(33)
Foreign currency translation		(263)		(308)						(308)	45		(263)
Unrealized gains/(losses) on securities		(18)		(18)						(18)			(18)
Actuarial gains/(losses)		(615)		(615)						(615)			(615)
Net prior service cost		395		395						395			395
Total other comprehensive income/(loss), net of tax		(534)	[1]	(579)						(579)	45		(534)
Issuance of common shares		1,127		1,127	2	1,125
Issuance of common shares (in shares)					38,158,620
Sale of treasury shares		11,853		11,853		(102)			11,955
Sale of treasury shares (in shares)					367,978,216
Repurchase of treasury shares		(11,790)		(11,790)					(11,790)
Repurchase of treasury shares (in shares)					(366,790,491)
Share-based compensation, net of tax		152		152		(145)	[6]		297
Share-based compensation, net of tax (in shares)					7,030,578
Financial instruments indexed to own shares	[7]	164		164		164
Cash dividends paid		(1,948)		(1,862)		(1,646)	[8]	(216)			(86)
Changes in redeemable noncontrolling interests		(765)		(625)		(625)	[9]				(140)
Change in scope of consolidation, net		(310)									(310)
Balance at Dec. 31, 2011		41,085		33,674	49	21,796		27,053	(90)	(15,134)	7,411
Balance (in shares) at Dec. 31, 2011	[10]				1,220,322,988

[1]	Refer to "Note 25 - Accumulated other comprehensive income" for details on the components of other comprehensive income.
[2]	At par value CHF 0.04 each, fully paid, net of 12,228,377 treasury shares. In addition to the treasury shares, a maximum of 282,101,278 unissued shares (conditional and authorized capital) were available for issuance without further approval of the shareholders.
[3]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[4]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[5]	Net income attributable to noncontrolling interests excludes CHF 49 million due to redeemable noncontrolling interests.
[6]	Includes a net tax charge of CHF 280 million from the excess recognized compensation expense over fair value of shares delivered.
[7]	The Group has purchased certain call options on its own shares to economically hedge share-based compensation awards. In accordance with US GAAP, these call options are designated as equity instruments and, as such, are initially recognized in shareholders' equity at their fair values and not subsequently remeasured.
[8]	Paid out of reserves from capital contributions.
[9]	Represents the accrued portion of the redemption value of redeemable noncontrolling interests in Credit Suisse Hedging-Griffo Investimentos S.A. Refer to "Other commitments" in Note 31 - Guarantees and commitments for further information.
[10]	At par value CHF 0.04 each, fully paid, net of 4,010,074 treasury shares. In addition to the treasury shares, a maximum of 643,807,004 unissued shares (conditional and authorized capital) were available for issuance without further approval of the shareholders.

Consolidated statements of changes in equity (Parenthetical) (CHF) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated statements of changes in equity
Par value (CHF) (in CHF per share)	0.04	0.04
Treasury shares (in shares)	4,010,074	12,228,377
Unissued shares (in shares)	643,807,004	282,101,278
Net income attributable to redeemable noncontrolling interests	49
Tax benefit (charge) from the excess fair value of compensation expense	280

Consolidated statements of comprehensive income (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Comprehensive income (CHF million)
Net income	2,790		5,920		6,411
Other comprehensive income/(loss), net of tax	(534)	[1]	(3,796)	[1]	(908)	[1]
Comprehensive income/(loss)	2,256		2,124		5,503
Comprehensive income/(loss) attributable to noncontrolling interests	882		78		(522)
Comprehensive income/(loss) attributable to shareholders	1,374		2,046		6,025

[1]	Refer to "Note 25 - Accumulated other comprehensive income" for details on the components of other comprehensive income.

Consolidated statements of cash flows (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities of continuing operations (CHF million)
Net income	2,790	5,920	6,411
(Income)/loss from discontinued operations, net of tax	0	19	(169)
Income from continuing operations	2,790	5,939	6,242
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations (CHF million)
Impairment, depreciation and amortization	1,196	1,166	1,114
Provision for credit losses	187	(79)	506
Deferred tax provision/(benefit)	196	1,224	875
Share of net income/(loss) from equity method investments	(45)	(105)	(29)
Trading assets and liabilities, net	39,134	(12,052)	(11,471)
(Increase)/decrease in other assets	(7,750)	4,258	27,189
Increase/(decrease) in other liabilities	5,861	4,155	(40,993)
Other, net	(2,939)	3,722	2,381
Total adjustments	35,840	2,289	(20,428)
Net cash provided by/(used in) operating activities of continuing operations	38,630	8,228	(14,186)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(732)	(98)	726
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(15,221)	(27,518)	54,403
Purchase of investment securities	(1,542)	(2,752)	(2,189)
Proceeds from sale of investment securities	2,118	988	891
Maturities of investment securities	2,462	3,748	4,458
Investments in subsidiaries and other investments	(1,782)	(1,674)	(1,907)
Proceeds from sale of other investments	6,784	2,467	1,710
(Increase)/decrease in loans	(17,242)	3,970	4,166
Proceeds from sale of loans	689	817	992
Capital expenditures for premises and equipment and other intangible assets	(1,739)	(1,689)	(1,387)
Proceeds from sale of premises and equipment and other intangible assets	11	17	3
Other, net	222	275	205
Net cash provided by/(used in) investing activities of continuing operations	(25,972)	(21,449)	62,071
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	27,935	26,391	(29,090)
Increase/(decrease) in short-term borrowings	4,098	10,934	4,098
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	7,182	(7,097)	(46,654)
Issuances of long-term debt	34,234	57,910	62,829
Repayments of long-term debt	(37,127)	(51,390)	(72,472)
Issuances of common shares	1,127	9	17
Sale of treasury shares	11,853	24,749	17,657
Repurchase of treasury shares	(11,790)	(26,846)	(19,019)
Dividends paid/capital repayments	(1,948)	(2,800)	(375)
Excess tax benefits related to share-based compensation	0	615	180
Other, net	(2,508)	553	(2,080)
Net cash provided by/(used in) financing activities of continuing operations	33,056	33,028	(84,909)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(633)	(6,155)	(1,154)
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	25	(42)	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	45,106	13,610	(38,178)
Cash and due from banks at beginning of period	65,467	51,857	90,035
Cash and due from banks at end of period	110,573	65,467	51,857
Cash paid for income taxes and interest (CHF million)
Cash paid for income taxes	1,099	1,041	1,232
Cash paid for interest	17,257	19,012	19,459
Assets and liabilities sold in business divestitures (CHF million)
Assets sold	0	0	869
Liabilities sold	0	0	799

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2011
Summary of significant accounting policies
Summary of significant accounting policies

The accompanying consolidated financial statements of Credit Suisse Group AG (the Group) are prepared in accordance with accounting principles generally accepted in the US (US GAAP) and are stated in Swiss francs (CHF). The financial year for the Group ends on December 31. Certain reclassifications have been made to the prior year’s consolidated financial statements to conform to the current year’s presentation and had no impact on net income/(loss) or total shareholders’ equity.

In preparing the consolidated financial statements, management is required to make estimates and assumptions including, but not limited to, the fair value measurements of certain financial assets and liabilities, the allowance for loan losses, the evaluation of variable interest entities (VIEs), the impairment of assets other than loans, recognition of deferred tax assets, tax uncertainties, pension liabilities, as well as various contingencies. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the dates of the consolidated balance sheets and the reported amounts of revenues and expenses during the reporting period. While management evaluates its estimates and assumptions on an ongoing basis, actual results could differ materially from management’s estimates. Market conditions may increase the risk and complexity of the judgments applied in these estimates.

Principles of consolidation
The consolidated financial statements include the financial statements of the Group and its subsidiaries. The Group’s subsidiaries are entities in which it holds, directly or indirectly, more than 50% of the voting rights or where it exercises control. The Group consolidates limited partnerships in cases where it is the general partner or is a limited partner with substantive rights to kick out the general partner or dissolve the partnership and participate in significant decisions made in the ordinary course of business. The Group also consolidates VIEs where the Group is the primary beneficiary in accordance with Accounting Standards Codification (ASC) Topic 810 – Consolidation. The effects of material intercompany transactions and balances have been eliminated.

Where a Group subsidiary is a separate legal entity and determined to be an investment company as defined by ASC Topic 946 – Financial Services – Investment Companies, interests in other entities held by this Group subsidiary are not consolidated and are carried at fair value.

Group entities that qualify as broker-dealer entities as defined by ASC Topic 940 – Financial Services – Broker and Dealers do not consolidate investments in voting interest entities that would otherwise qualify for consolidation when the investment is held on a temporary basis for trading purposes. In addition, subsidiaries that are strategic components of a broker-dealers’ operations are consolidated regardless of holding intent.

Foreign currency translation
Transactions denominated in currencies other than the functional currency of the related entity are recorded by remeasuring them in the functional currency of the related entity using the foreign exchange rate on the date of the transaction. As of the dates of the consolidated balance sheets, monetary assets and liabilities, such as receivables and payables, are reported using the year-end spot foreign exchange rates. Foreign exchange rate differences are recorded in the consolidated statements of operations. Non-monetary assets and liabilities are recorded using the historic exchange rate.

For the purpose of consolidation, the assets and liabilities of Group companies with functional currencies other than Swiss francs are translated into Swiss franc equivalents using year-end spot foreign exchange rates, whereas revenues and expenses are translated using the weighted average foreign exchange rate for the year. Translation adjustments arising from consolidation are included in accumulated other comprehensive income/(loss) (AOCI) within total shareholders’ equity.

Fair value measurement and option
The Group adopted the guidance on fair value measurements and fair value option on January 1, 2007. The fair value measurement guidance establishes a single authoritative definition of fair value and sets out a framework for measuring fair value. The fair value option creates an alternative measurement treatment for certain financial assets and financial liabilities. The fair value option can be elected at initial acquisition of the eligible item or at the date when the Group enters into an agreement which gives rise to an eligible item (e.g., a firm commitment or a written loan commitment). If not elected at initial recognition, the fair value option can be applied to an item upon certain triggering events that give rise to a new basis of accounting for that item. The application of the fair value option to a financial asset or a financial liability does not change its classification on the face of the balance sheet and the election is irrevocable. Changes in fair value resulting from the election are recorded in trading revenues.

Cash and due from banks
Cash and due from banks consists of currency on hand, demand deposits with banks or other financial institutions and cash equivalents. Cash equivalents are defined as short-term, highly liquid instruments with original maturities of three months or less, which are held for cash management purposes.

Reverse repurchase and repurchase agreements
Purchases of securities under resale agreements (reverse repurchase agreements) and securities sold under agreements to repurchase substantially identical securities (repurchase agreements) do not constitute economic sales and are therefore treated as collateralized financing transactions and are carried in the consolidated balance sheet at the amount of cash disbursed or received, respectively. Reverse repurchase agreements are recorded as collateralized assets while repurchase agreements are recorded as liabilities, with the underlying securities sold continuing to be recognized in trading assets or investment securities. The fair value of securities to be repurchased and resold is monitored on a daily basis, and additional collateral is obtained as needed to protect against credit exposure.

Assets and liabilities recorded under these agreements are accounted for on one of two bases, the accrual basis or the fair value basis. Under the accrual basis, interest earned on reverse repurchase agreements and interest incurred on repurchase agreements are reported in interest and dividend income and interest expense, respectively. The fair value basis of accounting may be elected pursuant to ASC Topic 825 – Financial Instruments, and any resulting change in fair value is reported in trading revenues. Accrued interest income and expense are recorded in the same manner as under the accrual method. The Group has elected the fair value basis of accounting on some of its agreements.

Reverse repurchase and repurchase agreements are netted if they are with the same counterparty, have the same maturity date, settle through the same clearing institution and are subject to the same master netting agreement.

Securities lending and borrowing transactions
Securities borrowed and securities loaned that are cash-collateralized are included in the consolidated balance sheets at amounts equal to the cash advanced or received. If securities received in a securities lending and borrowing transaction as collateral may be sold or repledged, they are recorded as securities received as collateral in the consolidated balance sheet and a corresponding liability to return the security is recorded. Securities lending transactions against non-cash collateral in which the Group has the right to resell or repledge the collateral received are recorded at the fair value of the collateral initially received. For securities lending transactions, the Group receives cash or securities collateral in an amount generally in excess of the market value of securities lent. The Group monitors the fair value of securities borrowed and loaned on a daily basis with additional collateral obtained as necessary.

Fees and interest received or paid are recorded in interest and dividend income and interest expense, respectively, on an accrual basis. In the case where the fair value basis of accounting is elected, any resulting change in fair value is reported in trading revenues. Accrued interest income and expense are recorded in the same manner as under the accrual method.

Transfers of financial assets
The Group transfers various financial assets, which may result in the sale of these assets to special purpose entities (SPEs), which in turn issue securities to investors. The Group values its beneficial interests at fair value using quoted market prices, if such positions are traded on an active exchange or financial models that incorporate observable and unobservable inputs.

> Refer to “Note 32 – Transfers of financial assets and variable interest entities” for further information on the Group’s transfer activities.
Trading assets and liabilities
Trading assets and liabilities include debt and equity securities, derivative instruments, certain loans held in broker-dealer entities, commodities and precious metals. Items included in the trading portfolio are carried at fair value and classified as held for trading purposes based on management’s intent. Regular-way security transactions are recorded on a trade-date basis. Unrealized and realized gains and losses on trading positions are recorded in trading revenues.

Derivatives
Freestanding derivative contracts are carried at fair value in the consolidated balance sheets regardless of whether these instruments are held for trading or risk management purposes. Commitments to originate mortgage loans that will be held for sale are considered derivatives for accounting purposes. When derivative features embedded in certain contracts that meet the definition of a derivative are not considered clearly and closely related to the host contract, either the embedded feature is accounted for separately at fair value or the entire contract, including the embedded feature, is accounted for at fair value. In both cases, changes in fair value are recorded in the consolidated statements of operations. If separated for measurement purposes, the derivative is recorded in the same line item in the consolidated balance sheets as the host contract.

Derivatives classified as trading assets and liabilities include those held for trading purposes and those used for risk management purposes that do not qualify for hedge accounting. Derivatives held for trading purposes arise from proprietary trading activity and from customer-based activity. Realized gains and losses, changes in unrealized gains and losses and interest flows are included in trading revenues. Derivative contracts designated and qualifying as fair value hedges, cash flow hedges or net investment hedges are reported as other assets or other liabilities.

The fair value of exchange-traded derivatives is typically derived from observable market prices and/or observable market parameters. Fair values for over-the-counter (OTC) derivatives are determined on the basis of proprietary models using various input parameters. Derivative contracts are recorded on a net basis per counterparty, where an enforceable master netting agreement exists. Where no such agreement exists, fair values are recorded on a gross basis.

Where hedge accounting is applied, the Group formally documents all relationships between hedging instruments and hedged items, including the risk management objectives and strategy for undertaking hedge transactions. At inception of a hedge and on an ongoing basis, the hedge relationship is formally assessed to determine whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items attributable to the hedged risk. The Group discontinues hedge accounting prospectively in the following circumstances:

(i) the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item (including forecasted transactions);
(ii) the derivative expires or is sold, terminated or exercised;
(iii) the derivative is no longer designated as a hedging instrument because it is unlikely that the forecasted transaction will occur; or
(iv) the designation of the derivative as a hedging instrument is otherwise no longer appropriate.
For derivatives that are designated and qualify as fair value hedges, the carrying value of the underlying hedged items is adjusted to fair value for the risk being hedged. Changes in the fair value of these derivatives are recorded in the same line item of the consolidated statements of operations as the change in fair value of the risk being hedged for the hedged assets or liabilities to the extent the hedge is effective. The change in fair value representing hedge ineffectiveness is recorded separately in trading revenues.

When the Group discontinues fair value hedge accounting because it determines that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried in the consolidated balance sheets at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value attributable to the hedged risk. Interest-related fair value adjustments made to the underlying hedged items will be amortized to the consolidated statements of operations over the remaining life of the hedged item. Any unamortized interest-related fair value adjustment is recorded in the consolidated statements of operations upon sale or extinguishment of the hedged asset or liability, respectively. Any other fair value hedge adjustments remain part of the carrying amount of the hedged asset or liability and are recognized in the consolidated statements of operations upon disposition of the hedged item as part of the gain or loss on disposition.

For hedges of the variability of cash flows from forecasted transactions and floating rate assets or liabilities, the effective portion of the change in the fair value of a designated derivative is recorded in AOCI. These amounts are reclassified into the line item in the consolidated statements of operations in which the hedged item is recorded when the variable cash flow from the hedged item impacts earnings (for example, when periodic settlements on a variable rate asset or liability are recorded in the consolidated statements of operations or when the hedged item is disposed of). The change in fair value representing hedge ineffectiveness is recorded separately in trading revenues.

When hedge accounting is discontinued on a cash flow hedge, the net gain or loss will remain in AOCI and be reclassified into the consolidated statements of operations in the same period or periods during which the formerly hedged transaction is reported in the consolidated statements of operations. When the Group discontinues hedge accounting because it is probable that a forecasted transaction will not occur within the specified date or period plus two months, the derivative will continue to be carried in the consolidated balance sheets at its fair value, and gains and losses that were previously recorded in AOCI will be recognized immediately in the consolidated statements of operations.

For hedges of a net investment in a foreign operation, the change in the fair value of the hedging derivative is recorded in AOCI to the extent the hedge is effective. The change in fair value representing hedge ineffectiveness is recorded in trading revenues. The Group uses the forward method of determining effectiveness for net investment hedges, which results in the time value portion of a foreign currency forward being reported in AOCI to the extent the hedge is effective.

Investment securities
Investment securities include debt securities classified as held-to-maturity and debt and marketable equity securities classified as available-for-sale. Regular-way security transactions are recorded on a trade-date basis.

Debt securities where the Group has the positive intent and ability to hold such securities to maturity are classified as such and are carried at amortized cost, net of any unamortized premium or discount.

Debt and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses, which represent the difference between fair value and amortized cost, are recorded in AOCI. Amounts reported in AOCI are net of income taxes.

Amortization of premiums or discounts is recorded in interest and dividend income using the effective yield method through the maturity date of the security.
Recognition of an impairment on debt securities is recorded in the consolidated statements of operations if a decline in fair value below amortized cost is considered other-than-temporary, that is, amounts due according to the contractual terms of the security are not considered collectible, typically due to deterioration in the creditworthiness of the issuer. No impairment is recorded in connection with declines resulting from changes in interest rates to the extent the Group does not intend to sell the investments, nor is it more likely than not that the Group will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.

Recognition of an impairment on equity securities is recorded in the consolidated statements of operations if a decline in fair value below the cost basis of an investment is considered other-than-temporary. The Group generally considers unrealized losses on equity securities to be other-than-temporary if the fair value has been below cost for more than six months or by more than 20%.

Recognition of an impairment for debt or equity securities establishes a new cost basis, which is not adjusted for subsequent recoveries.
Unrealized losses on available-for-sale securities are recognized in the consolidated statements of operations when a decision has been taken to sell a security.
Other investments
Other investments include equity method investments and non-marketable equity securities such as private equity, hedge funds, and restricted stock investments, certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee, and real estate held for investment.

Equity method investments are investments where the Group has the ability to significantly influence the operating and financial policies of an investee. Significant influence is typically characterized by ownership of 20% to 50% of the voting stock or in-substance common stock of a corporation or 5% or more of limited partnership interests. Equity method investments are accounted for according to the equity method of accounting or the fair value option. Under the equity method of accounting, the Group’s share of the profit or loss, as well as any impairment on the investee, if applicable, are reported in other revenues. Under the fair value option, changes in fair value are reported in other revenues. The Group has elected the fair value basis of accounting on some of its equity method investments.

The Group’s other non-marketable equity securities are carried at cost less other-than-temporary impairment or at fair value if elected under the fair value option. Non-marketable equity securities held by the Group’s subsidiaries that are determined to be investment companies as defined by ASC Topic 946 – Financial Services – Investment Companies are carried at fair value, with changes in fair value recorded in other revenues.

Equity method investments and non-marketable equity securities held by broker-dealer entities as defined by ASC Topic 940 – Financial Services – Broker and Dealers are measured at fair value and reported in trading assets when the intent of the broker-dealer entity is to hold the asset temporarily for trading purposes. Changes in fair value are reported in trading revenues.

Real estate held for investment purposes is carried at cost less accumulated depreciation and is depreciated over its estimated useful life, generally 40 to 67 years. Land is carried at historical cost and is not depreciated.

In connection with the life finance business, the Group invests in single premium immediate annuities (SPIA), which are carried at fair value with the related fair value changes reported in trading revenues. The life finance business also invests in life settlement contracts.

Loans
Loans held-to-maturity
Loans which the Group intends to hold until maturity are carried at outstanding principal balances plus accrued interest, net of the following items: unamortized premiums, discounts on purchased loans, deferred loan origination fees and direct loan origination costs on originated loans. Interest income is accrued on the unpaid principal balance and net deferred premiums/discounts and fees/costs are amortized as an adjustment to the loan yield over the term of the related loans.

Loans are divided in two portfolio segments, “consumer” and “corporate & institutional”. Consumer loans are disaggregated into the classes of mortgages, loans collateralized by securities and consumer finance. Corporate & institutional loans are disaggregated into the classes of real estate, commercial and industrial loans, financial institutions and governments and public institutions.

In accordance with Group policies, impaired loans include non-performing loans, non-interest-earning loans, restructured loans and potential problem loans.
> Refer to “Note 18 – Loans, allowance for loan losses and credit quality” for further information.
Allowance for loan losses on loans held-to-maturity
The allowance for loan losses is comprised of two components: probable credit losses inherent in the portfolio and those losses specifically identified. Changes in the allowance for loan losses are recorded in the consolidated statements of operations in provision for credit losses and in interest income (for provisions on past due interest).

The Group evaluates many factors when estimating the allowance for loan losses, including volatility of default probabilities, rating changes, the magnitude of potential loss, internal risk ratings, and geographic, industry and other economic factors. The component of the allowance representing probable losses inherent in the portfolio is for loans not specifically identified as impaired and that, on a portfolio basis, are considered to contain probable inherent loss. The estimate of this component of the allowance for the consumer loans portfolio involves applying historical and current default probabilities and historical recovery experience and related current assumptions to homogenous loans based on internal risk rating and product type. To estimate this component of the allowance for the corporate & institutional loans portfolio, the Group segregates loans by risk, industry or country rating. Excluded from this estimate process are consumer and corporate & institutional loans that have been specifically identified as impaired or are held at fair value. For lending-related commitments, a provision for losses is estimated based on historical loss and recovery experience and recorded in other liabilities. Changes in the estimate of losses for lending-related commitments are recorded in the consolidated statements of operations in provision for credit losses.

The estimate of the component of the allowance for specifically identified credit losses on impaired loans is based on a regular and detailed analysis of each loan in the portfolio considering collateral and counterparty risk. The Group considers a loan impaired when, based on current information and events, it is probable that the Group will be unable to collect the amounts due according to the contractual terms of the loan agreement. For certain non-collateral-dependent impaired loans, an impairment is measured using the present value of estimated future cash flows, except that as a practical expedient an impairment may be measured based on a loan’s observable market price. For collateral-dependent impaired loans, an impairment is measured using the fair value of the collateral.

Lease financing transactions where the Group is the lessor are classified as loans. Unearned income is amortized to interest and dividend income over the lease term using the effective interest method.

> Refer to “Impaired loans” in Note 18 – Loans, allowance for loan losses and credit quality for further information on categories of impaired loans and related accounting policies.
Loans held-for-sale
Loans, which the Group has the intent to sell in the foreseeable future, are considered held-for-sale and are carried at the lower of amortized cost or market value determined on either an individual method basis, or in the aggregate for pools of similar loans if sold or securitized as a pool. Loans held-for-sale are included in other assets. Gains and losses on loans held-for-sale are recorded in other revenues.

Purchased impaired loans
Purchased loans for which it is probable at acquisition that all contractually required payments will not be received are recorded at their net purchase price and no allowances are carried over. The excess of the estimated cash flows to be collected over the amount paid is accreted into interest income over the estimated recovery period when reasonable estimates can be made about the timing and amount of recovery. The Group does not consider such loans to be impaired at the time of acquisition. Such loans are deemed impaired only if the Group’s estimate of cash to be received decreases below the estimate at the time of acquisition. Increases in the estimated expected recovery is recorded as a reversal of allowances, if any, and then recognized as an adjustment of the effective yield of the loan.

Loans held at fair value under the fair value option
Loans and loan commitments for which the fair value option is elected are reported at fair value with changes in fair value reported in trading revenues. The application of the fair value option does not change the loan’s classification. Loan commitments carried at fair value are recorded in other assets or other liabilities, respectively.

Premises and equipment
Premises are carried at cost less accumulated depreciation and are depreciated over their estimated useful lives, generally 40 to 67 years. Land is carried at historical cost and is not depreciated. Alterations and improvements to rented premises are depreciated over the shorter of the lease term or estimated useful life, which is not to exceed ten years. Other tangible fixed assets such as computers, machinery, furnishings, vehicles, other equipment and building improvements are depreciated using the straight-line method over their estimated useful lives, generally three to ten years.

The Group capitalizes costs relating to the acquisition, installation and development of software with a measurable economic benefit, but only if such costs are identifiable and can be reliably measured. The Group depreciates capitalized software costs on a straight-line basis over the estimated useful life of the software, generally not exceeding three years, taking into consideration the effects of obsolescence, technology, competition and other economic factors.

The Group reflects finance leasing activities for which it is the lessee by recording an asset in premises and equipment and a corresponding liability in other liabilities at an amount equal to the smaller of the present value of the minimum lease payments or fair value, and the leased asset is depreciated over the shorter of the asset’s estimated useful life or the lease term.

Goodwill and other intangible assets
Goodwill arises on the acquisition of subsidiaries and equity method investments. It is measured as the excess of the fair value of the consideration transferred, the fair value of any noncontrolling interest in the acquiree and the fair value of any previously held equity interest in the acquired subsidiary, over the net of the acquisition-date fair values of the identifiable assets acquired and the liabilities assumed. Goodwill is not amortized, rather it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that goodwill may be impaired. Goodwill is allocated to the Group’s reporting units for the purposes of the impairment test.

Other intangible assets may be acquired individually or as part of a group of assets assumed in a business combination. Other intangible assets include but are not limited to: patents, licenses, copyrights, trademarks, branch networks, mortgage servicing rights, customer base and deposit relationships. Acquired intangible assets are initially measured at the amount of cash disbursed or the fair value of other assets distributed. Other intangible assets that have a finite useful life are amortized over that period. Other intangible assets acquired after January 1, 2002, that are determined to have an indefinite useful life, are not amortized. Mortgage servicing rights are included in non-amortizing other intangible assets and are carried at fair value, with changes in fair value recognized through earnings in the period in which they occur. Mortgage servicing rights represent the right to perform specified mortgage servicing activities on behalf of third parties. Mortgage servicing rights are either purchased from third parties or retained upon sale of acquired or originated loans.

Recognition of an impairment on tangible fixed assets and other intangible assets
The Group evaluates premises and equipment and other intangible assets for impairment at least annually and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the asset is considered not to be recoverable, an impairment is recorded in general and administrative expenses to the extent the fair value of the asset is less than its carrying amount. Recognition of an impairment on such assets establishes a new cost base, which is not adjusted for subsequent recoveries in value.

Income taxes
Deferred tax assets and liabilities are recorded for the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities at the dates of the consolidated balance sheets and their respective tax bases. Deferred tax assets and liabilities are computed using currently enacted tax rates and are recorded in other assets and other liabilities, respectively. Income tax expense or benefit is recorded in income tax expense/(benefit), except to the extent the tax effect relates to transactions recorded directly in total shareholders’ equity. Deferred tax assets are reduced by a valuation allowance, if necessary, to the amount that management believes will more likely than not be realized. Deferred tax assets and liabilities are adjusted for the effect of changes in tax laws and rates in the period in which changes are approved by the relevant authority. Deferred tax assets and liabilities are presented on a net basis for the same tax-paying component within the same tax jurisdiction.

The Group follows the guidance in ASC Topic 740 – Income Taxes, which sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions. The Group determines whether it is more likely than not that an income tax position will be sustained upon examination based on the technical merits of the position. Sustainable income tax positions are then measured to determine the amount of benefit eligible for recognition in the consolidated financial statements. Each such sustainable income tax position is measured at the largest amount of benefit that is more likely than not to be realized upon ultimate settlement.

Life settlement contracts
Life settlement contracts are initially recognized at the transaction price and subsequently carried at fair value unless the Group elects to apply the investment method. The contracts that are not accounted for under the investment method are carried at fair value and are recorded in trading assets.

Under the investment method, the contracts are initially recognized at the transaction price plus any directly related external costs and are recorded in other investments. Subsequently, all continuing premium payments made are capitalized unless the aggregated carrying value exceeds fair value in which case an impairment allowance is established so that the carrying value does not exceed fair value.

Brokerage receivables and brokerage payables
The Group recognizes receivables and payables from transactions in financial instruments purchased from and sold to customers, banks, and broker-dealers. The Group is exposed to risk of loss resulting from the inability of counterparties to pay for or deliver financial instruments purchased or sold, in which case the Group would have to sell or purchase, respectively, these financial instruments at prevailing market prices. To the extent an exchange or clearing organization acts as counterparty to a transaction, credit risk is generally considered to be limited. The Group establishes credit limits for each customer and requires them to maintain margin collateral in compliance with applicable regulatory and internal guidelines. In order to conduct trades with an exchange or a third-party bank, the Group is required to maintain a margin. This is usually in the form of cash and deposited in a separate margin account with the exchange or broker. If available information indicates that it is probable that a brokerage receivable is impaired, an allowance is established. Write-offs of brokerage receivables occur if the outstanding amounts are considered uncollectible.

Other assets
Derivative instruments used for hedging
Derivative instruments are carried at fair value. The fair values of derivative instruments held for hedging are included as other assets or other liabilities in the consolidated balance sheets. The accounting treatment used for changes in fair value of hedging derivatives depends on the designation of the derivative as either a fair value hedge, cash flow hedge or hedge of a net investment in a foreign operation. Changes in fair value representing hedge ineffectiveness are reported in trading revenues.

Long-term debt
Total long-term debt is comprised of debt issuances which do not contain derivative features (vanilla debt), as well as hybrid debt instruments with embedded derivatives, which are issued as part of the Group’s structured product activities. Long-term debt includes both Swiss franc and foreign currency denominated fixed and variable rate bonds.

The Group actively manages the interest rate risk on vanilla debt through the use of derivative contracts, primarily interest rate and currency swaps, in particular, fixed rate debt is hedged with receive-fixed, pay-floating interest rate swaps. The Group elected to fair value this fixed rate debt upon implementation of the fair value option on January 1, 2007, with changes in fair value recognized as a component of trading revenues. The Group did not elect to apply the fair value option to fixed-rate debt issued by the Group since January 1, 2008 and instead applies hedge accounting per the guidance of ASC Topic 815 – Derivatives and Hedging.

The Group’s long-term debt also includes various equity-linked and other indexed instruments with embedded derivative features, whose payments and redemption values are linked to commodities, stocks, indices, currencies or other assets. The Group elected to account for substantially all of these instruments at fair value. Changes in the fair value of these instruments are recognized as a component of trading revenues.

Other liabilities
Guarantees
In cases where the Group acts as a guarantor, the Group recognizes in other liabilities, at the inception of a guarantee, a liability for the fair value of the obligations undertaken in issuing such a guarantee, including its ongoing obligation to perform over the term of the guarantee in the event that certain events or conditions occur.

Pensions and other post-retirement benefits
The Group uses the projected unit credit actuarial method to determine the present value of its projected benefit obligations (PBO) and the current and past service costs or credits related to its defined benefit and other postretirement benefit plans. The measurement date used to perform the actuarial valuation is December 31.

Certain key assumptions are used in performing the actuarial valuations. These assumptions must be made concerning the future events that will determine the amount and timing of the benefit payments and thus require significant judgment and estimates by Group management. Among others, assumptions have to be made with regard to discount rates, expected return on plan assets and salary increases.

The assumed discount rates reflect the rates at which the pension benefits could be effectively settled. These rates are determined based on yields of high-quality corporate bonds currently available and are expected to be available during the period to maturity of the pension benefits. In countries where no deep market in high-quality corporate bonds exists, the estimate is based on governmental bonds adjusted to include a risk premium reflecting the additional risk for corporate bonds.

The expected long-term rate of return on plan assets is determined on a plan-by-plan basis, taking into account asset allocation, historical rate of return, benchmark indices for similar-type pension plan assets, long-term expectations of future returns and investment strategy.

Health care cost trend rates are determined by reviewing external data and the Group’s own historical trends for health care costs. Salary increases are determined by reviewing external data and considering internal projections.

The funded status of the Group’s defined benefit postretirement and pension plans is recognized in the consolidated balance sheets.
Actuarial gains and losses in excess of 10% of the greater of the PBO or the market value of plan assets and unrecognized prior service costs or credits are amortized to net periodic pension and other post-retirement cost on a straight-line basis over the average remaining service life of active employees expected to receive benefits.

The Group records pension expense for defined contribution plans when the employee renders service to the company, essentially coinciding with the cash contributions to the plans.
Share-based compensation
For all share-based awards granted to employees and existing awards modified on or after January 1, 2005, compensation expense is measured at grant date or modification date based on the fair value of the number of awards for which the requisite service is expected to be rendered and is recognized in the consolidated statements of operations over the required service period on a straight-line basis. For all outstanding unvested share-based awards as of January 1, 2005, compensation expense is measured based on the original grant date fair value of the award and is recognized over the remaining requisite service period of each award on a straight-line basis.

The Group uses the tax law ordering approach to determine the portion of the total tax expense that relates to windfall tax benefits that are to be recorded in additional paid-in capital. In addition, it elected to use the practical transition option in determining the amount of windfall tax benefits recorded in additional paid-in capital arising on awards that were fully vested prior to January 1, 2005.

Compensation expense for share-based awards that vest in annual installments (graded vesting) but which only contain a service condition that affects vesting is recognized on a straight-line basis over the service period for the entire award. However, if such awards contain a performance condition, then each installment is expensed as if it were a separate award (upfront expense recognition). Furthermore, recognition of compensation expense is accelerated to the date an employee becomes eligible for retirement. For awards granted to employees eligible for retirement prior to January 1, 2005, the Group’s policy is to record compensation expense over the requisite service period.

Certain share-based awards also contain a performance condition, where the number of shares the employee is to receive is dependent on the performance (e.g., net income or return on equity (ROE)) of the Group or a division of the Group. If the employee is also required to provide the service stipulated in the award terms, the amount of compensation expense attributed to the incremental additional units expected to be received at vesting due to this performance condition is estimated on the grant date and subsequent changes in this estimate are recorded in the consolidated statements of operations over the remaining service period.

When awards contain market conditions, where the number of shares the employee receives varies based on changes in the Group share price, the incremental amount of extra shares the employee is expected to receive due to the market condition is estimated on the grant date and the total compensation expense is not adjusted thereafter for changes in the Group share price.

Certain employees own non-substantive equity interests in the form of carried interests in private equity funds managed by the Group. Expenses recognized under these ownership interests are reflected in the consolidated statements of operations in compensation and benefits.

The Group has certain option plans outstanding, primarily related to 1999 and prior years, which include a cash settlement feature. For those plans, liability award accounting is applied until settlement of the awards.

Own shares, own bonds and financial instruments on own shares
The Group may buy and sell own shares, own bonds and financial instruments on own shares within its normal trading and market-making activities. In addition, the Group may hold its own shares to satisfy commitments arising from employee share-based compensation awards. Own shares are recorded at cost and reported as treasury shares, resulting in a reduction to total shareholders’ equity. Financial instruments on own shares are recorded as assets or liabilities or as equity when the criteria for equity classification are met. Dividends received by subsidiaries on own shares and unrealized and realized gains and losses on own shares classified in total shareholders’ equity are excluded from the consolidated statements of operations.

Any holdings of bonds issued by any Group entity are eliminated in the consolidated financial statements.
Net interest income
Interest income and interest expense arising from interest-bearing assets and liabilities other than those carried at fair value or the lower of cost or market are accrued, and any related net deferred premiums, discounts, origination fees or costs are amortized as an adjustment to the yield over the life of the related asset and liability. Interest from debt securities and dividends on equity securities carried as trading assets and trading liabilities are recorded in interest and dividend income.

> Refer to Loans for further information on interest on loans.
Commissions and fees
Fee revenue is recognized when all of the following criteria have been met: persuasive evidence of an arrangement exists, services have been rendered, the price is fixed or determinable and collectibility is reasonably assured. Fee income can be divided into two broad categories: income earned from services that are provided over a certain period of time, for which customers are generally billed on an annual or semi-annual basis, and income earned from providing transaction-type services. Fees earned from services that are provided over a certain period of time are recognized ratably over the service period. Fees earned from providing transaction-type services are recognized when the service has been completed. Performance-linked fees or fee components are recognized at any contractual measurement date when the contractually agreed thresholds are met.

Revenues from underwriting and fees from mergers and acquisitions (M&A) and other corporate finance advisory services are recorded at the time the underlying transactions are substantially completed and there are no other contingencies associated with the fees.

Transaction-related expenses are deferred until the related revenue is recognized assuming they are deemed direct and incremental; otherwise, they are expensed as incurred. Underwriting fees are reported net of related expenses. Expenses associated with financial advisory services are recorded in operating expenses unless reimbursed by the client.

In circumstances where the Group contracts to provide multiple products, services or rights to a counterparty, an evaluation is made as to whether separate revenue recognition events have occurred. This evaluation considers the stand-alone value of items already delivered and if there is a right of return or warranties on delivered items and services, and the probability of delivery of remaining undelivered items or services. This evaluation is made on a transaction by transaction basis.

If the criteria noted are met, then the transaction is considered a multiple-deliverable arrangement where revenue recognition is determined separately for each deliverable. The consideration received on the total arrangement is allocated to the multiple deliverables based on the selling price of each deliverable. The selling price used for each deliverable will be based on vendor-specific objective evidence if available, third-party evidence if vendor-specific objective evidence is not available, or estimated selling price if neither vendor-specific objective evidence or third-party evidence is available.

Taxes collected from customers and remitted to governmental authorities are accounted for on a net basis.

Recently issued accounting standards	12 Months Ended
Dec. 31, 2011
Recently issued accounting standards
Recently issued accounting standards

Recently adopted accounting standards
ASC Topic 310 – Receivables
In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-02, “A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring” (ASU 2011-02), an update to ASC Topic 310 – Receivables. ASU 2011-02 provides guidance in evaluating whether a restructuring constitutes a troubled debt restructuring. In order to meet the requirements for a troubled debt restructuring, a creditor must separately conclude that both the restructuring constitutes a concession and the debtor is experiencing financial difficulties. The amendments clarify the guidance on a creditor’s evaluation of whether it has granted a concession and also clarify the guidance on a creditor’s evaluation of whether a debtor is experiencing financial difficulties. ASU 2011-02 was effective for the first interim or annual reporting period beginning on or after June 15, 2011 and has to be applied retrospectively to the beginning of the annual period of adoption. The Group adopted ASU 2011-02 retrospectively to January 1, 2011 and this did not result in loans newly identified as troubled debt restructurings and as such did not impact the Group’s financial condition, results of operations or cash flows.

In January 2011, the FASB issued ASU 2011-01, “Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20” (ASU 2011-01), an update to ASC Topic 310 – Receivables. The amendment in ASU 2011-01 temporarily delayed the effective date of the disclosures about troubled debt restructurings in ASU 2010-20. ASU 2011-01 was effective upon issuance and the adoption thereof did not impact the Group’s financial condition, results of operations or cash flows.

In July 2010, the FASB issued ASU 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (ASU 2010-20), an update to ASC Topic 310 – Receivables. The amendments in ASU 2010-20 enhance disclosures about the credit quality of financing receivables and the allowance for credit losses. As a result of the update, entities are required to provide a greater level of disaggregated information about the credit quality of financing receivables and the allowance for credit losses. Entities are also required to disclose credit quality indicators, past due information, and modifications of its financing receivables. The enhanced disclosures are designed to help financial statement users assess an entity’s credit risk exposures and its allowance for credit losses. The disclosures as of the end of a reporting period were effective for the first interim or annual reporting period ending after December 15, 2010. The disclosures about activity that occurred during a reporting period are effective for the first interim or annual reporting period beginning after December 15, 2010. ASU 2010-20 is an update only for disclosures and as such did not impact the Group’s financial position, results of operations or cash flows. The Group adopted ASU 2010-20 on December 31, 2010 and provided the disclosures under this ASU that were effective for the first annual reporting period ending after December 15, 2010 in the Group’s consolidated financial statements in the Credit Suisse Annual Report 2010. Disclosures about activity that occurred during the reporting period were provided in the Financial Report 1Q11 for the first time.

> Refer to “Impaired loans” in Note 18 – Loans, allowance for loan losses and credit quality for further information.
ASC Topic 810 – Consolidation
In December 2009, the FASB issued ASU 2009-17, “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” (ASU 2009-17). ASU 2009-17 was issued to update the Codification for the June 2009 issuance of SFAS 167. ASU 2009-17 changes how a reporting entity determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. Under this standard, the determination of whether a reporting entity is required to consolidate another entity is based on, among other things, the other entity’s purpose and design and the reporting entity’s ability to direct the activities of the other entity that most significantly impact the other entity’s economic performance.

ASU 2009-17 was effective for annual reporting periods that began after November 15, 2009 (January 1, 2010 for the Group) and for interim and annual reporting periods thereafter.
The adoption of ASU 2009-17 on January 1, 2010 resulted in an increase of CHF 15.0 billion to our consolidated balance sheet and a reduction in total shareholders’ equity of CHF 2.2 billion, net of tax. The consolidation of these entities did not have an impact on tier 1 capital or risk-weighted assets.

Upon consolidation, transactions between the Group and the formerly unconsolidated entities became intercompany transactions and are eliminated.
> Refer to “Note 32 – Transfers of financial assets and variable interest entities“ for further information.
ASC Topic 820 – Fair Value Measurement
In January 2010, the FASB issued ASU 2010-06, “Improving Disclosures about Fair Value Measurements” (ASU 2010-06), an update to ASC Topic 820 – Fair Value Measurement. ASU 2010-06 requires both new and clarifies existing fair value measurement disclosures. The new requirements include disclosure of significant transfers in and out of level 1 and 2 and gross presentation of purchases, sales, issuances, and settlements in the reconciliation of beginning and ending balances of level 3 instruments. The clarifications required by ASU 2010-06 include the level of disaggregation in the fair value hierarchy and level 3 reconciliation of assets and liabilities by class of financial instrument. In addition the ASU expanded disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements included in levels 2 and 3 of the fair value hierarchy.

The new disclosures and clarifications were effective for interim and annual reporting periods beginning after December 15, 2009, except the disclosures about purchases, sales, issuances, and settlements in reconciliation of beginning and ending balances of level 3 instruments, which were effective for interim and annual reporting periods beginning after December 15, 2010. ASU 2010-06 is an update only for disclosures and as such did not impact the Group’s financial position, results of operations or cash flows.

> Refer to “Note 33 – Financial instruments” for further information.
Standards to be adopted in future periods
ASC Topic 210 – Balance Sheet
In December 2011, the FASB issued ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities” (ASU 2011-11), an update to ASC Topic 210 – Balance Sheet. ASU 2011-11 is effective for interim and annual reporting periods beginning on or after January 1, 2013. An entity should provide the required disclosures retrospectively for all comparative periods presented. ASU 2011-11 is an update for presentation and as such will not impact the Group’s financial position, results of operation or cash flows.

ASC Topic 220 – Comprehensive Income
In December 2011, the FASB issued ASU 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (ASU 2011-05), an update to ASC Topic 220 – Comprehensive Income. ASU 2011-12 was effective upon issuance and its adoption did not impact the Group’s financial condition, results of operations or cash flows.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income” (ASU 2011-05), an update to ASC Topic 220 – Comprehensive Income. ASU 2011-05 is required to be applied retrospectively and is effective for interim and annual reporting periods beginning after December 15, 2011. ASU 2011-05 is an update only for presentation and its adoption on January 1, 2012 did not impact the Group’s financial position, results of operations or cash flows.

ASC Topic 350 – Intangibles – Goodwill and Other
In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment” (ASU 2011-08), an update to ASC Topic 350 – Intangibles – Goodwill and Other. ASU 2011-08 is required to be applied prospectively for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of ASU 2011-08 on January 1, 2012 did not have a material impact on the Group’s financial condition, results of operations or cash flows.

ASC Topic 360 – Property, Plant and Equipment
In December 2011, the FASB issued ASU 2011-10, “Derecognition of in Substance Real Estate – a Scope Clarification, a consensus of the FASB Emerging Issues Task Force” (ASU 2011-10), an update to ASC Topic 360 – Property, Plant and Equipment. ASU 2011-10 is effective for interim and annual reporting periods beginning on or after June 15, 2012. The Group is currently evaluating the impact of adoption of ASU 2011-10 on the Group’s financial condition, results of operations or cash flows.

ASC Topic 820 – Fair Value Measurement
In May 2011, the FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, an update to ASC Topic 820 – Fair Value Measurement. ASU 2011-04 is required to be applied prospectively and is effective for interim and annual reporting periods beginning after December 15, 2011. The adoption of ASU 2011-04 on January 1, 2012 did not have a material impact on the Group’s financial condition, results of operations or cash flows.

ASC Topic 860 – Transfers and Servicing
In April 2011, the FASB issued ASU 2011-03, “Reconsideration of Effective Control for Repurchase Agreements” (ASU 2011-03), an update to ASC Topic 860 – Transfers and Servicing. ASU 2011-03 is effective for the first interim or annual reporting period beginning on or after December 15, 2011 and is required to be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The adoption of ASU 2011-03 on January 1, 2012 did not have a material impact on the Group’s financial condition, results of operations or cash flows.

Business developments	12 Months Ended
Dec. 31, 2011
Business developments
Business developments

The Group’s significant divestitures and acquisitions for the years ended December 31, 2011, 2010 and 2009, respectively, as well as the Group’s significant shareholders are discussed below.
Divestitures
In 2009, the Group completed the sale of part of its traditional investment strategies business in Asset Management to Aberdeen Asset Management (Aberdeen) announced on December 31, 2008.
In February 2012, the Group sold an interest in Aberdeen, resulting in gains of approximately CHF 170 million recorded in the first quarter of 2012. The remaining ownership interest in Aberdeen is 9.8%.

> Refer to “Note 4 – Discontinued operations” for further information.
Acquisitions
The Group announced on December 21, 2011, that it signed a definitive agreement to acquire HSBC’s private banking business in Japan. The acquisition, which is subject to regulatory approval, is expected to close in mid-2012.

On April 30, 2011, the Group completed the acquisition of ABN AMRO Bank’s (formerly Fortis Bank Nederland) PFS hedge fund administration business, a global leader in hedge fund administration services.

In 2010, the Group acquired a significant noncontrolling interest of York Capital Management (York), a global hedge fund manager, based in New York. Under the terms of the transaction, the Group paid an initial USD 425 million (CHF 419 million) for its interest in York. The transaction also provides for earn-out payments based on five-year financial performance by York as well as non-compete arrangements for the chief executive officer, chief investment officer and other senior York principals.

On March 24, 2011, Credit Suisse Group AG owned 100% of the share capital of Neue Aargauer Bank AG after the cancellation of remaining shares pursuant to Art. 33 of the Swiss Federal Act on Stock Exchanges and Securities Trading entered into force.

Significant shareholders
In a disclosure notification that the Group published on February 2, 2010, Crescent Holding GmbH, a company controlled by The Olayan Group, confirmed that it held 78.4 million shares, or 6.6%, of the registered Group shares as of January 30, 2010. No further disclosure notification was received from The Olayan Group relating to holdings of Group shares in 2011.

In a disclosure notification that the Group published on April 30, 2011, the Group was notified that as of April 21, 2011, Qatar Holding LLC held 73.2 million shares, or 6.2%, of the registered Group shares. No further disclosure notification was received from Qatar Holding LLC relating to holdings of Group shares in 2011.

Discontinued operations	12 Months Ended
Dec. 31, 2011
Discontinued operations
Discontinued operations

On December 31, 2008, the Group signed an agreement to sell part of its traditional investments business in Asset Management to Aberdeen. The transaction was completed with the final closing on July 1, 2009. As part of the sale of the business, the Group purchased certain assets in the amount of CHF 114 million in the first quarter of 2010 in accordance with contractual obligations and recognized losses of CHF 19 million that were included in discontinued operations in 2010. The remaining balance of the assets purchased in the first quarter of 2010 was sold, or matured in the first quarter of 2011.

The results of operations of the business sold have been reflected in income/(loss) from discontinued operations in the consolidated statements of operations for all periods presented. The assets and liabilities of the business sold have been presented as assets of discontinued operations held-for-sale and liabilities of discontinued operations held-for-sale, respectively, in the consolidated balance sheet beginning in the fourth quarter of 2008. Assets and liabilities are reclassified as held-for-sale in the period in which the disposal determination is made, and prior periods are not reclassified.

Income/(loss) from discontinued operations
in	2011	2010	2009

Income/(loss) from discontinued operations (CHF million)

Net revenues	–	(19)	56

Total expenses	–	0	(167)

Income/(loss) from discontinued operations before taxes	–	(19)	(111)

Gain on disposal	–	0	261	[1]

Income tax expense/(benefit)	–	0	(19)

Income/(loss) from discontinued operations, net of tax	–	(19)	169

1 Represents net gains from the deconsolidation of subsidiaries. The Group did not retain any investment in the former subsidiaries.

Segment information	12 Months Ended
Dec. 31, 2011
Segment information
Segment information

The Group is a global financial services company domiciled in Switzerland. The Group’s business consists of three segments: Private Banking, Investment Banking and Asset Management. The three segments are complemented by Shared Services, which provides support in the areas of finance, operations, human resources, legal and compliance, risk management and IT.

The segment information reflects the Group’s reportable segments as follows:
– Private Banking offers comprehensive advice and a broad range of wealth management solutions, including pension planning, life insurance products, tax planning and wealth and inheritance advice, which are tailored to the needs of high-net-worth and ultra-high-net-worth individuals (UHNWI) worldwide. In Switzerland, Private Banking supplies banking products and services to individual clients, including affluent, high-net-worth and UHNWI clients, and corporates and institutions.

– Investment Banking offers investment banking and securities products and services to corporate, institutional and government clients around the world. Its products and services include debt and equity underwriting, sales and trading, M&A advice, divestitures, corporate sales, restructuring and investment research.

– Asset Management offers integrated investment solutions and services to institutions, governments and private clients. It provides access to a wide range of investment classes, building on its global strengths in alternative investments and traditional investments.

Corporate Center includes parent company operations such as Group financing, expenses for projects sponsored by the Group and certain expenses that have not been allocated to the segments. In addition, Corporate Center includes consolidation and elimination adjustments required to eliminate intercompany revenues and expenses.

Noncontrolling interest-related revenues and expenses resulting from the consolidation of certain private equity funds and other entities in which the Group does not have a significant economic interest (SEI) in such revenues and expenses are reported as noncontrolling interests without SEI. The consolidation of these entities does not affect net income attributable to shareholders as the amounts recorded in net revenues and total operating expenses are offset by corresponding amounts reported as noncontrolling interests. In addition, the Group’s tax expense is not affected by these revenues and expenses.

Revenue sharing and cost allocation
Responsibility for each product is allocated to a segment, which records all related revenues and expenses. Revenue-sharing and service level agreements govern the compensation received by one segment for generating revenue or providing services on behalf of another. These agreements are negotiated periodically by the relevant segments on a product-by-product basis.

The aim of revenue-sharing and cost allocation agreements is to reflect the pricing structure of unrelated third-party transactions.
Corporate services and business support in finance, operations, including human resources, legal and compliance, risk management and IT are provided by the Shared Services area. Shared Services costs are allocated to the segments and Corporate Center based on their requirements and other relevant measures.

Funding
The Group centrally manages its funding activities. New securities for funding and capital purposes are issued primarily by Credit Suisse AG, the Swiss bank subsidiary of the Group (the Bank). The Bank lends funds to its operating subsidiaries and affiliates on both a senior and subordinated basis, as needed, the latter typically to meet capital requirements, or as desired by management to capitalize on opportunities. Capital is distributed to the segments considering factors such as regulatory capital requirements, utilized economic capital and the historic and future potential return on capital.

Transfer pricing, using market rates, is used to record net revenues and expense in each of the segments for this capital and funding. The Group’s funds transfer pricing system is designed to allocate to its businesses funding costs in a way that incentivizes their efficient use of funding. The Group’s funds transfer pricing system is an essential tool that allocates to the businesses the short-term and long-term costs of funding their balance sheet and the costs associated with funding liquidity and balance sheet items, such as goodwill, which are beyond the control of individual businesses. This is of greater importance in a stressed capital markets environment where raising funds is more challenging and expensive. Under this system, the Group’s businesses are also credited to the extent they provide long-term stable funding.

Taxes
The Group’s segments are managed and reported on a pre-tax basis.
Net revenues and income/(loss) from continuing operations before taxes
in	2011	2010	2009

Net revenues (CHF million)

Private Banking	10,877	11,631	11,662

Investment Banking	11,496	16,214	20,537

Asset Management	2,146	2,332	1,842

Corporate Center	910	448	(424)

Noncontrolling interests without SEI	796	761	(323)

Net revenues	26,225	31,386	33,294

Income/(loss) from continuing operations before taxes (CHF million)

Private Banking	2,348	3,426	3,651

Investment Banking	79	3,531	6,845

Asset Management	553	503	35

Corporate Center	(231)	(660)	(1,948)

Noncontrolling interests without SEI	712	687	(506)

Income/(loss) from continuing operations before taxes	3,461	7,487	8,077

Total assets
end of	2011	2010

Total assets (CHF million)

Private Banking	350,955	337,496

Investment Banking	804,420	803,613

Asset Management	28,667	27,986

Corporate Center [1]	(139,626)	(143,945)

Noncontrolling interests without SEI	4,749	6,855

Total assets	1,049,165	1,032,005

1 Under the central treasury model, Group financing results in intra-Group balances between the segments. The elimination of these assets and liabilities occurs in the Corporate Center.

Net revenues and income/(loss) from continuing operations before taxes by geographic location
in	2011	2010	2009

Net revenues (CHF million)

Switzerland	8,584	9,185	10,383

EMEA	6,490	7,411	6,641

Americas	9,417	12,844	13,876

Asia Pacific	1,734	1,946	2,394

Net revenues	26,225	31,386	33,294

Income/(loss) from continuing operations before taxes (CHF million)

Switzerland	455	1,734	2,383

EMEA	1,313	1,519	649

Americas	2,613	5,036	5,234

Asia Pacific	(920)	(802)	(189)

Income/(loss) from continuing operations before taxes	3,461	7,487	8,077

The designation of net revenues and income/(loss) from continuing operations before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.

Total assets by geographic location
end of	2011	2010

Total assets (CHF million)

Switzerland	214,552	185,102

EMEA	277,783	271,001

Americas	469,294	476,808

Asia Pacific	87,536	99,094

Total assets	1,049,165	1,032,005

The designation of total assets by region is based upon customer domicile.

Net interest income	12 Months Ended
Dec. 31, 2011
Net interest income
Net interest income

in	2011	2010	2009

Net interest income (CHF million)

Loans	4,889	5,268	6,275

Investment securities	97	95	243

Trading assets	11,695	14,056	13,333

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	3,265	2,666	3,079

Other	3,056	3,448	2,358

Interest and dividend income	23,002	25,533	25,288

Deposits	(1,694)	(1,601)	(2,970)

Short-term borrowings	(69)	(63)	(248)

Trading liabilities	(7,125)	(9,011)	(7,362)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,621)	(1,637)	(2,261)

Long-term debt	(5,659)	(6,333)	(5,031)

Other	(401)	(347)	(525)

Interest expense	(16,569)	(18,992)	(18,397)

Net interest income	6,433	6,541	6,891

Commissions and fees	12 Months Ended
Dec. 31, 2011
Commissions and fees
Commissions and fees

in	2011	2010	2009

Commissions and fees (CHF million)

Lending business	1,296	1,455	1,048

Investment and portfolio management	4,070	4,316	4,289

Other securities business	90	75	136

Fiduciary business	4,160	4,391	4,425

Underwriting	1,479	2,125	2,375

Brokerage	4,066	3,953	4,102

Underwriting and brokerage	5,545	6,078	6,477

Other services	1,951	2,154	1,800

Commissions and fees	12,952	14,078	13,750

Trading revenues	12 Months Ended
Dec. 31, 2011
Trading revenues
Trading revenues

in	2011	2010	2009

Trading revenues (CHF million)

Interest rate products	6,794	5,866	9,850

Foreign exchange products	(4,433)	2,258	314

Equity/index-related products	1,644	2,211	4,427

Credit products	522	(1,644)	(3,971)

Commodity, emission and energy products	361	323	560

Other products	132	324	971

Total	5,020	9,338	12,151

Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Trading revenues includes revenues from trading financial assets and liabilities as follows:
– Equities;
– Commodities;
– Listed and OTC derivatives;
– Derivatives linked to funds of hedge funds and providing financing facilities to funds of hedge funds;
– Market making in the government bond and associated OTC derivative swap markets;
– Domestic, corporate and sovereign debt, convertible and non-convertible preferred stock and short-term securities such as floating rate notes and commercial paper (CP);
– Market making and positioning in foreign exchange products;
– Credit derivatives on investment grade and high yield credits;
– Trading and securitizing all forms of securities that are based on underlying pools of assets; and
– Life settlement contracts.
Trading revenues also includes changes in the fair value of financial assets and liabilities elected to fair value under US GAAP. The main components include certain instruments from the following categories:

– Central bank funds purchased/sold;
– Securities purchased/sold under resale/repurchase agreements;
– Securities borrowing/lending transactions;
– Loans and loan commitments; and
– Customer deposits, short-term borrowings and long-term debt.
Managing the risks
As a result of the Group’s broad involvement in financial products and markets, its trading strategies are correspondingly diverse and exposures are generally spread across a diversified range of risk factors and locations. The Group uses an economic capital limit structure to limit overall risk taking. The level of risk incurred by its divisions is further restricted by a variety of specific limits, including consolidated controls over trading exposures. Also, as part of its overall risk management, the Group holds a portfolio of economic hedges. Hedges are impacted by market movements, similar to trading securities, and may result in gains or losses on the hedges which offset losses or gains on the portfolios they were designed to economically hedge. The Group manages its trading risk with regard to both market and credit risk. For market risk, it uses tools capable of calculating comparable exposures across its many activities, as well as focused tools that can specifically model unique characteristics of certain instruments or portfolios.

The principal measurement methodology for trading assets, as well as most instruments for which the fair value option was elected, is value-at-risk. The Group holds securities as collateral and enters into credit default swaps (CDS) to mitigate the credit risk on these products.

Other revenues	12 Months Ended
Dec. 31, 2011
Other revenues
Other revenues

in	2011	2010	2009

Other revenues (CHF million)

Noncontrolling interests without SEI	701	737	(523)

Loans held-for-sale	(4)	(84)	(287)

Long-lived assets held-for-sale	(40)	(176)	24

Equity method investments	141	209	120

Other investments	457	170	549

Other	565	573	619

Other revenues	1,820	1,429	502

Provision for credit losses	12 Months Ended
Dec. 31, 2011
Provision for credit losses
Provision for credit losses

in	2011	2010	2009

Provision for credit losses (CHF million)

Provision for loan losses	141	(93)	315

Provision for lending-related and other exposures	46	14	191

Provision for credit losses	187	(79)	506

Compensation and benefits	12 Months Ended
Dec. 31, 2011
Compensation and benefits
Compensation and benefits

in	2011		2010	2009

Compensation and benefits (CHF million)

Salaries and variable compensation	11,474		12,481	13,412

Social security	865		928	1,015

Other [1]	874		1,190	586

Compensation and benefits	13,213	[2]	14,599	15,013

1 Includes pension and other post-retirement expense of CHF 610 million, CHF 483 million, CHF 347 million in 2011, 2010 and 2009, respectively, and the UK levy on variable compensation of CHF 404 million in 2010. 2 Includes severance and other compensation expense relating to headcount reductions of CHF 715 million.

General and administrative expenses	12 Months Ended
Dec. 31, 2011
General and administrative expenses
General and administrative expenses

in	2011	2010	2009

General and administrative expenses (CHF million)

Occupancy expenses	1,132	1,191	1,190

IT, machinery, etc.	1,452	1,348	1,230

Provisions and losses	704	533	1,457

Travel and entertainment	443	473	448

Professional services	2,074	2,176	1,835

Amortization and impairment of other intangible assets	30	35	49

Other	1,537	1,475	1,492

General and administrative expenses	7,372	7,231	7,701

Earnings per share	12 Months Ended
Dec. 31, 2011
Earnings per share
Earnings per share

in	2011	2010	2009

Net income attributable to shareholders (CHF million)

Income from continuing operations	1,953	5,117	6,555

Income/(loss) from discontinued operations, net of tax	0	(19)	169

Net income attributable to shareholders	1,953	5,098	6,724

Preferred securities dividends	(216)	(162)	(131)

Net income attributable to shareholders for basic earnings per share	1,737	4,936	6,593

Available for common shares	1,640	4,670	6,204

Available for unvested share-based payment awards	97	266	389

Net income attributable to shareholders for diluted earnings per share	1,737	4,936	6,593

Available for common shares	1,640	4,671	6,214

Available for unvested share-based payment awards	97	265	379

Weighted-average shares outstanding (million)

Weighted-average shares outstanding for basic earnings per share available for common shares	1,198.5	1,194.8	1,174.2

Dilutive share options and warrants	2.9	5.9	6.3

Dilutive share awards	5.3	0.4	29.5

Weighted-average shares outstanding for diluted earnings per share available for common shares [1]	1,206.7	1,201.1	1,210.0

Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards	72.6	67.4	73.9

Basic earnings per share available for common shares (CHF)

Basic earnings per share from continuing operations	1.37	3.93	5.14

Basic earnings/(loss) per share from discontinued operations	0.00	(0.02)	0.14

Basic earnings per share available for common shares	1.37	3.91	5.28

Diluted earnings per share available for common shares (CHF)

Diluted earnings per share from continuing operations	1.36	3.91	5.01

Diluted earnings/(loss) per share from discontinued operations	0.00	(0.02)	0.13

Diluted earnings per share available for common shares	1.36	3.89	5.14

1 Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 37.3 million, 50.2 million and 57.3 million for 2011, 2010 and 2009, respectively.

Securities borrowed, lent and subject to repurchase agreements	12 Months Ended
Dec. 31, 2011
Securities borrowed, lent and subject to repurchase agreements
Securities borrowed, lent and subject to repurchase agreements

end of	2011	2010

Securities borrowed or purchased under agreements to resell (CHF million)

Central bank funds sold and securities purchased under resale agreements	172,184	148,962

Deposits paid for securities borrowed	64,779	71,481

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	236,963	220,443

Securities lent or sold under agreements to repurchase (CHF million)

Central bank funds purchased and securities sold under repurchase agreements	161,220	147,878

Deposits received for securities lent	15,339	20,516

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	176,559	168,394

Repurchase and reverse repurchase agreements represent collateralized financing transactions used to earn net interest income, increase liquidity or facilitate trading activity. These instruments are collateralized principally by government securities, money market instruments and corporate bonds and have terms ranging from overnight to a longer or unspecified period of time.

In the event of counterparty default, the repurchase agreement or securities lending agreement provides the Group with the right to liquidate the collateral held. In the Group’s normal course of business, substantially all of the collateral received that may be sold or repledged has been sold or repledged as of December 31, 2011 and 2010.

Trading assets and liabilities	12 Months Ended
Dec. 31, 2011
Trading assets and liabilities
Trading assets and liabilities

end of	2011	2010

Trading assets (CHF million)

Debt securities	145,035	154,555

Equity securities [1]	66,904	102,941

Derivative instruments [2]	52,548	47,744

Other	15,066	19,464

Trading assets	279,553	324,704

Trading liabilities (CHF million)

Short positions	67,639	76,094

Derivative instruments [2]	60,121	57,903

Trading liabilities	127,760	133,997

1 Including convertible bonds. 2 Amounts shown net of cash collateral receivables and payables.

Cash collateral receivables and payables
end of	2011	2010

Cash collateral receivables (CHF million)

Receivables netted against derivative positions	36,474	28,500

Receivables not netted [1]	15,809	14,987

Total	52,283	43,487

Cash collateral payables (CHF million)

Payables netted against derivative positions	37,639	29,238

Payables not netted [1]	11,934	14,428

Total	49,573	43,666

1 Recorded as cash collateral on derivative instruments, refer to "Note 22 – Other assets and other liabilities".

Investment securities	12 Months Ended
Dec. 31, 2011
Investment securities
Investment securities

end of	2011	2010

Investment securities (CHF million)

Debt securities held-to-maturity	2	452

Securities available-for-sale	5,158	7,945

Total investment securities	5,160	8,397

Investment securities by type
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

2011 (CHF million)

Debt securities issued by foreign governments	2	0	0	2

Debt securities held-to-maturity	2	0	0	2

Debt securities issued by the Swiss federal, cantonal or local governmental entities	321	27	0	348

Debt securities issued by foreign governments	3,211	121	12	3,320

Corporate debt securities	778	18	5	791

Collateralized debt obligations	587	20	0	607

Debt securities available-for-sale	4,897	186	17	5,066

Banks, trust and insurance companies	67	9	0	76

Industry and all other	15	1	0	16

Equity securities available-for-sale	82	10	0	92

Securities available-for-sale	4,979	196	17	5,158

2010 (CHF million)

Debt securities issued by foreign governments	452	0	0	452

Debt securities held-to-maturity	452	0	0	452

Debt securities issued by the Swiss federal, cantonal or local governmental entities	267	15	0	282

Debt securities issued by foreign governments	5,975	233	2	6,206

Corporate debt securities	969	19	4	984

Collateralized debt obligations	371	13	1	383

Debt securities available-for-sale	7,582	280	7	7,855

Banks, trust and insurance companies	69	10	0	79

Industry and all other	10	1	0	11

Equity securities available-for-sale	79	11	0	90

Securities available-for-sale	7,661	291	7	7,945

Gross unrealized losses on investment securities and the related fair value
	Less than 12 months		12 months or more		Total

end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

2011 (CHF million)

Debt securities issued by foreign governments	100	2	40	10	140	12

Corporate debt securities	81	2	17	3	98	5

Debt securities available-for-sale	181	4	57	13	238	17

2010 (CHF million)

Debt securities issued by foreign governments	88	2	0	0	88	2

Corporate debt securities	88	1	37	3	125	4

Collateralized debt obligations	64	1	0	0	64	1

Debt securities available-for-sale	240	4	37	3	277	7

Management determined that the unrealized losses on debt securities are primarily attributable to general market interest rate, credit spread or exchange rate movements. No significant impairment charges were recorded as the Group does not intend to sell the investments, nor is it more likely than not that the Group will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.

Proceeds from sales, realized gains and realized losses from available-for-sale securities
	Debt securities			Equity securities

in	2011	2010	2009	2011	2010	2009

Additional information (CHF million)

Proceeds from sales	2,117	985	723	1	3	168

Realized gains	40	5	17	0	0	22

Realized losses	(22)	(11)	(14)	0	0	(1)

Amortized cost, fair value and average yield of debt securities
	Debt securities held-to-maturity			Debt securities available-for-sale

end of	Amortized cost	Fair value	Average yield (in %)	Amortized cost	Fair value	Average yield (in %)

2011 (CHF million)

Due within 1 year	2	2	5.06	1,833	1,856	3.22

Due from 1 to 5 years	0	0	–	2,459	2,578	3.13

Due from 5 to 10 years	0	0	–	456	472	2.45

Due after 10 years	0	0	–	149	160	3.23

Total debt securities	2	2	5.06	4,897	5,066	3.10

Other investments	12 Months Ended
Dec. 31, 2011
Other investments
Other investments

end of	2011	2010

Other investments (CHF million)

Equity method investments	2,542	3,954

Non-marketable equity securities [1]	7,879	10,157

Real estate held for investment	783	476

Life finance instruments [2]	2,022	1,895

Total other investments	13,226	16,482

1 Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee. 2 Includes life settlement contracts at investment method and SPIA contracts.

Non-marketable equity securities held by subsidiaries that are considered investment companies are held by separate legal entities that are within the scope of ASC Topic 946 – Financial Services – Investment Companies. In addition, non-marketable equity securities held by subsidiaries that are considered broker-dealer entities are held by separate legal entities that are within the scope of ASC Topic 940 – Financial Services – Broker and Dealers. Non-marketable equity securities include investments in entities that regularly calculate net asset value (NAV) per share or its equivalent.

> Refer to “Note 33 – Financial instruments” for further information on such investments.
Substantially all non-marketable equity securities are carried at fair value. There were no non-marketable equity securities not carried at fair value that have been in a continuous unrealized loss position.

The Group performs a regular impairment analysis of real estate portfolios. The carrying values of the impaired properties were written down to their respective fair values, establishing new cost bases. For these properties, the fair values were measured based on either discounted cash flow analyses or external market appraisals. In 2011, an impairment of CHF 3 million was recorded. No impairments were recorded in 2010 and 2009.

The accumulated depreciation related to real estate held for investment amounted to CHF 327 million, CHF 321 million and CHF 375 million for 2011, 2010 and 2009, respectively.

Loans, allowance for loan losses and credit quality	12 Months Ended
Dec. 31, 2011
Loans, allowance for loan losses and credit quality
Loans, allowance for loan losses and credit quality

Loans are divided in two portfolio segments, “consumer” and “corporate & institutional”. Consumer loans are disaggregated into the classes of mortgages, loans collateralized by securities and consumer finance. Corporate & institutional loans are disaggregated into the classes of real estate, commercial and industrial loans, financial institutions and governments and public institutions.

The determination of the loan classes is primarily driven by the customer segmentation in the two business divisions, Private Banking and Investment Banking, that are engaged in credit activities.
The Group assigns both counterparty and transaction ratings to its credit exposures. The counterparty rating reflects the probability of default (PD) of the counterparty. The transaction rating reflects the expected loss, considering collateral, on a given transaction if the counterparty defaults. Credit risk is assessed and monitored on the single obligor and single obligation level as well as on the credit portfolio level as represented by the classes of loans. Credit limits are used to manage counterparty credit risk.

Loans
end of	2011	2010

Loans (CHF million)

Mortgages	88,255	84,625

Loans collateralized by securities	26,461	24,552

Consumer finance	6,695	5,708

Consumer	121,411	114,885

Real estate	25,185	23,362

Commercial and industrial loans	59,998	54,673

Financial institutions	25,373	24,764

Governments and public institutions	2,390	2,207

Corporate & institutional	112,946	105,006

Gross loans	234,357	219,891

of which held at amortized cost	213,663	201,339

of which held at fair value	20,694	18,552

Net (unearned income)/deferred expenses	(34)	(32)

Allowance for loan losses	(910)	(1,017)

Net loans	233,413	218,842

Gross loans by location (CHF million)

Switzerland	146,737	138,989

Foreign	87,620	80,902

Gross loans	234,357	219,891

Impaired loan portfolio (CHF million)

Non-performing loans	758	961

Non-interest-earning loans	262	340

Total non-performing and non-interest-earning loans	1,020	1,301

Restructured loans	18	52

Potential problem loans	680	510

Total other impaired loans	698	562

Gross impaired loans	1,718	1,863

Allowance for loan losses
	2011			2010	2009

	Consumer	Corporate & institutional	Total	Total	Total

Allowance for loan losses (CHF million)

Balance at beginning of period	279	738	1,017	1,395	1,639

Net movements recognized in statements of operations	87	54	141	(93)	315

Gross write-offs	(124)	(175)	(299)	(294)	(674)

Recoveries	39	2	41	63	63

Net write-offs	(85)	(173)	(258)	(231)	(611)

Provisions for interest	2	12	14	2	43

Foreign currency translation impact and other adjustments, net	6	(10)	(4)	(56)	9

Balance at end of period	289	621	910	1,017	1,395

Allowance for loan losses and gross loans held at amortized cost by loan portfolio
	2011			2010			2009

end of	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Total

Allowance for loan losses (CHF million)

Balance at end of period	289	621	910	279	738	1,017	1,395

of which individually evaluated for impairment	222	428	650	210	539	749	984

of which collectively evaluated for impairment	67	193	260	69	199	268	411

Gross loans held at amortized cost (CHF million)

Balance at end of period	121,401	92,262	213,663	114,879	86,460	201,339	–

of which individually evaluated for impairment	605	942	1,547	634	1,017	1,651	–

of which collectively evaluated for impairment	120,796	91,320	212,116	114,245	85,443	199,688	–

Purchases, reclassifications and sales
	2011

in	Consumer	Corporate & institutional	Total

Loans held at amortized cost (CHF million)

Purchases	–	4,121	4,121

Reclassifications to loans held-for-sale [1]	–	1,363	1,363

Sales [1]	–	1,117	1,117

1 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Credit quality of loans held at amortized cost
Management monitors the credit quality of loans through its credit risk management processes, which are structured to assess, quantify, measure, monitor and manage risk on a consistent basis. This process requires careful consideration of proposed extensions of credit, the setting of specific limits, monitoring during the life of the exposure, active use of credit mitigation tools and a disciplined approach to recognizing credit impairment.

Management evaluates many factors when assessing the credit quality of loans. These factors include the volatility of default probabilities, rating changes, the magnitude of potential loss, internal risk ratings, and geographic, industry and other economic factors. For the purpose of credit quality disclosures, the Group uses internal risk ratings as credit quality indicators.

The Group employs a set of credit ratings for the purpose of internally rating counterparties. Credit ratings are intended to reflect the risk of default of each obligor or counterparty. Ratings are assigned based on internally developed rating models and processes, which are subject to governance and internally independent validation procedures.

Internal ratings are assigned to all loans reflecting the Group’s internal view of the credit quality of the obligor. Internal ratings may differ from a counterparty’s external ratings, if one is available. Internal ratings are reviewed at least annually. For the calculation of internal risk estimates and risk-weighted assets, a PD is assigned to each loan. For corporate & institutional loans excluding corporates managed on the Swiss platform, the PD is determined by the internal credit rating. The PD for each rating is calibrated based on historic default experience, using external data from Standard & Poor’s, and backtested to ensure consistency with internal experience. For corporates managed on the Swiss platform and consumer loans, the PD is calculated directly by proprietary statistical rating models, which are based on internally compiled data comprising both quantitative factors (primarily loan-to-value ratio and the borrower’s income level for mortgage lending and balance sheet information for corporates) and qualitative factors (e.g., credit histories from credit reporting bureaus). In this case, an equivalent rating is assigned for reporting purposes, based on the PD band associated with each rating.

Reverse repurchase agreements are fully collateralized and in the event of counterparty default the reverse repurchase agreement provides the Group the right to liquidate the collateral held. The Group risk manages these instruments on the basis of the value of the underlying collateral, as opposed to loans, which are risk managed on the ability of the counterparty to repay. Therefore the underlying collateral coverage is the most appropriate credit quality indicator for reverse repurchase agreements. Also, the Group has elected the fair value option for the majority of its reverse repurchase agreements. As such, reverse repurchase agreements have not been included in the following tables.

The following tables present the Group’s recorded investment in loans held at amortized cost by internal counterparty credit ratings that are used as credit quality indicators for the purpose of this disclosure, and a related aging analysis.

Gross loans held at amortized cost by internal counterparty rating
end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total

2011 (CHF million)

Mortgages	166	637	8,837	55,222	22,368	763	18	19	0	225	88,255

Loans collateralized by securities	1	18	397	24,089	1,793	88	0	2	0	73	26,461

Consumer finance	1	5	51	3,234	2,187	524	58	9	316	300	6,685

Consumer	168	660	9,285	82,545	26,348	1,375	76	30	316	598	121,401

Real estate	341	204	1,241	12,476	10,277	312	0	3	0	60	24,914

Commercial and industrial loans	409	242	1,755	21,182	20,091	3,128	179	27	121	714	47,848

Financial institutions	3,906	2,098	3,333	5,549	1,890	760	3	43	0	132	17,714

Governments and public institutions	119	88	355	484	160	104	470	0	0	6	1,786

Corporate & institutional	4,775	2,632	6,684	39,691	32,418	4,304	652	73	121	912	92,262

Gross loans held at amortized cost	4,943	3,292	15,969	122,236	58,766	5,679	728	103	437	1,510	213,663

Value of collateral [1]	3,938	1,751	14,176	112,505	48,100	3,171	119	86	9	871	184,726

2010 (CHF million)

Mortgages	147	1,267	10,206	48,270	23,499	949	29	3	0	255	84,625

Loans collateralized by securities	1	69	355	22,547	1,495	28	0	0	0	57	24,552

Consumer finance	1	3	114	2,340	2,065	522	51	28	266	312	5,702

Consumer	149	1,339	10,675	73,157	27,059	1,499	80	31	266	624	114,879

Real estate	25	278	1,955	9,758	10,496	499	0	0	0	77	23,088

Commercial and industrial loans	351	714	1,926	21,008	16,190	3,085	102	239	162	765	44,542

Financial institutions	2,183	2,742	1,635	7,143	2,047	1,305	0	0	20	106	17,181

Governments and public institutions	119	157	235	464	91	60	517	0	0	6	1,649

Corporate & institutional	2,678	3,891	5,751	38,373	28,824	4,949	619	239	182	954	86,460

Gross loans held at amortized cost	2,827	5,230	16,426	111,530	55,883	6,448	699	270	448	1,578	201,339

Value of collateral [1]	2,490	3,792	14,125	103,362	47,813	3,991	76	0	8	740	176,397

1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Value of collateral
In Private Banking, all collateral values for loans are regularly reviewed according to our risk management policies and directives, with maximum review periods determined by market liquidity, market transparency and appraisal costs. For example, traded securities are revalued on a daily basis and property values are appraised over a period of more than one year considering the characteristics of the borrower, current developments in the relevant real estate market and the current level of credit exposure to the borrower. If the credit exposure to a borrower has changed significantly, in volatile markets or in times of increasing general market risk, collateral values may be appraised more frequently. Management judgment is applied in assessing whether markets are volatile or general market risk has increased to a degree that warrants a more frequent update of collateral values. Movements in monitored risk metrics that are statistically different compared to historical experience are considered in addition to analysis of externally-provided forecasts, scenario techniques and macro-economic research. For impaired loans, the fair value of collateral is determined within 90 days of the date the impairment was identified and thereafter regularly revalued by Group credit risk management (CRM) within the impairment review process.

In Investment Banking, few loans are collateral dependent. The collateral values for these loans are appraised on at least an annual basis, or when a loan-relevant event occurs.
Gross loans held at amortized cost – aging analysis
	Current	Past due

end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total

2011 (CHF million)

Mortgages	88,016	48	12	6	173	239	88,255

Loans collateralized by securities	26,254	180	11	3	13	207	26,461

Consumer finance	5,886	496	86	50	167	799	6,685

Consumer	120,156	724	109	59	353	1,245	121,401

Real estate	24,840	41	3	1	29	74	24,914

Commercial and industrial loans	47,085	454	90	50	169	763	47,848

Financial institutions	17,550	78	2	48	36	164	17,714

Governments and public institutions	1,785	1	0	0	0	1	1,786

Corporate & institutional	91,260	574	95	99	234	1,002	92,262

Gross loans held at amortized cost	211,416	1,298	204	158	587	2,247	213,663

2010 (CHF million)

Mortgages	84,305	81	16	18	205	320	84,625

Loans collateralized by securities	24,421	100	10	2	19	131	24,552

Consumer finance	5,032	393	83	28	166	670	5,702

Consumer	113,758	574	109	48	390	1,121	114,879

Real estate	23,004	39	0	1	44	84	23,088

Commercial and industrial loans	43,267	736	96	43	400	1,275	44,542

Financial institutions	17,028	125	4	0	24	153	17,181

Governments and public institutions	1,645	3	1	0	0	4	1,649

Corporate & institutional	84,944	903	101	44	468	1,516	86,460

Gross loans held at amortized cost	198,702	1,477	210	92	858	2,637	201,339

Impaired loans
Categories of impaired loans
A loan is classified as non-performing no later than when the contractual payments of principal and/or interest are more than 90 days past due except for subprime residential loans which are classified as non-performing no later than when the contractual payments of principal and/or interest are more than 120 days past due. Substantially all of our subprime residential mortgage loans are held for securitization. The additional 30 days ensure that these loans are not incorrectly assessed as non-performing during the time when servicing of them typically is being transferred. However, management may determine that a loan should be classified as non-performing notwithstanding that contractual payments of principal and/or interest are less than 90 days past due or, in the case of subprime residential loans, 120 days past due. For non-performing loans, a provision is recorded in the amount of the accrual for any accrued but unpaid interest at the date the loan is classified as non-performing, resulting in a charge to the consolidated statements of operations. In addition, the Group continues to add accrued interest receivable to the loans balance for collection purposes; however, a provision is recorded resulting in no interest income recognition. Thereafter, the outstanding principal balance is evaluated at least annually for collectibility and a provision is established as necessary.

A loan can be further downgraded to non-interest-earning when the collection of interest is considered so doubtful that further accrual of interest is deemed inappropriate. At that time, and on at least a quarterly basis thereafter depending on various risk factors, the outstanding principal balance, net of provisions previously recorded, is evaluated for collectibility and additional provisions are established as required.

Generally, non-performing loans and non-interest-earning loans may be restored to performing status only when delinquent principal and interest are brought up to date in accordance with the terms of the loan agreement and when certain performance criteria are met.

Interest collected on non-performing loans and non-interest-earning loans is accounted for using the cash basis or the cost recovery method or a combination of both.
Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans

end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total

2011 (CHF million)

Mortgages	176	14	190	1	73	74	264

Loans collateralized by securities	27	13	40	0	46	46	86

Consumer finance	262	28	290	0	25	25	315

Consumer	465	55	520	1	144	145	665

Real estate	29	7	36	0	24	24	60

Commercial and industrial loans	215	129	344	17	454	471	815

Financial institutions	49	65	114	0	58	58	172

Governments and public institutions	0	6	6	0	0	0	6

Corporate & institutional	293	207	500	17	536	553	1,053

Gross impaired loans	758	262	1,020	18	680	698	1,718

2010 (CHF million)

Mortgages	208	22	230	0	74	74	304

Loans collateralized by securities	40	19	59	0	1	1	60

Consumer finance	282	30	312	0	4	4	316

Consumer	530	71	601	0	79	79	680

Real estate	55	13	68	0	15	15	83

Commercial and industrial loans	353	207	560	52	339	391	951

Financial institutions	23	43	66	0	77	77	143

Governments and public institutions	0	6	6	0	0	0	6

Corporate & institutional	431	269	700	52	431	483	1,183

Gross impaired loans	961	340	1,301	52	510	562	1,863

Loans that are not already classified as non-performing or non-interest-earning but were modified in a troubled debt restructuring are reported as restructured loans. Generally, a restructured loan would have been considered impaired and an associated allowance for loan losses established prior to the restructuring. Loans modified in a troubled debt restructuring are reported as restructured loans to the end of the reporting year in which the loan was modified or for as long as an allowance for loan losses based on the terms specified by the restructuring agreement is associated with the restructured loan or an interest concession made at the time of the restructuring exists. In making the determination of whether an interest rate concession has been made, market interest rates for loans with comparable risk to borrowers of the same credit quality are considered. Loans that have been restructured in a troubled debt restructuring and are performing according to the new terms continue to accrue interest. Loan restructurings may include the receipt of assets in satisfaction of the loan, the modification of loan terms (e.g., reduction of interest rates, extension of maturity dates at a stated interest rate lower than the current market rate for new loans with similar risk, or reduction in principal amounts and/or accrued interest balances) or a combination of both. In 2011, the number of loan restructurings and related financial effects and the number of defaults and related carrying values of loans that had been restructured within the previous 12 months were not material.

Potential problem loans are impaired loans not already classified as non-performing, non-interest earning or restructured loans where contractual payments have been received according to schedule, but where doubt exists as to the collection of future contractual payments. Potential problem loans are evaluated for impairment on an individual basis and an allowance for loan losses is established as necessary. Potential problem loans continue to accrue interest.

The amortization of net loan fees or costs on impaired loans is generally discontinued during the periods in which matured and unpaid interest or principal is outstanding. On settlement of a loan, if the loan balance is not collected in full, an allowance is established for the uncollected amount, if necessary, and the loan is then written off, net of any deferred loan fees and costs.

Write-off of a loan occurs when it is considered certain that there is no possibility of recovering the outstanding principal. In Investment Banking, a loan is written down to its net book value once the loan provision is greater than 80% of the loan notional amount, unless repayment of the loan is anticipated to occur within the next two quarters. In Private Banking, write-offs are made, based on an individual counterparty assessment performed by Group CRM, if it is certain that parts of a loan will not be recoverable. For collateralized loans, the collateral is assessed and the unsecured exposure is written-off. Write-offs on uncollateralized loans are based on the borrower’s ability to pay back the outstanding loan out of free cash flow. The Group evaluates the recoverability of the loans granted, if a borrower is expected to default wholly or partly on its payment obligations or to meet these only with third-party support. Adjustments are made to reflect the estimated realizable value of the loan or any collateral. Triggers to assess the creditworthiness of a borrower to absorb the adverse developments include for example i) a default on interest or principal payments by more than 90 days, ii) a waiver of interest or principal by the Group, iii) a downgrade of the loan to non-interest-earning, iv) the collection of the debt through seizure order, bankruptcy proceedings or realization of collateral, or v) the insolvency of the borrower. Based on such assessment, Group CRM evaluates the need for write-offs individually and on an ongoing basis.

Recoveries of loans previously written off are recorded based on the cash or estimated fair value of other amounts received.
Gross impaired loan details
	2011			2010

end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance

Gross impaired loan details (CHF million)

Mortgages	217	206	41	270	256	50

Loans collateralized by securities	85	83	50	60	52	50

Consumer finance	303	288	131	304	290	110

Consumer	605	577	222	634	598	210

Real estate	46	38	20	80	67	34

Commercial and industrial loans	734	709	318	794	733	407

Financial institutions	156	154	84	137	135	92

Governments and public institutions	6	5	6	6	4	6

Corporate & institutional	942	906	428	1,017	939	539

Gross impaired loans with a specific allowance	1,547	1,483	650	1,651	1,537	749

Mortgages	46	46	–	34	34	–

Loans collateralized by securities	1	1	–	0	0	–

Consumer finance	13	13	–	12	12	–

Consumer	60	60	–	46	46	–

Real estate	15	15	–	3	3	–

Commercial and industrial loans	80	80	–	157	156	–

Financial institutions	16	16	–	6	6	–

Corporate & institutional	111	111	–	166	165	–

Gross impaired loans without specific allowance	171	171	–	212	211	–

Gross impaired loans	1,718	1,654	650	1,863	1,748	749

of which consumer loans	665	637	222	680	644	210

of which corporate and institutional loans	1,053	1,017	428	1,183	1,104	539

Gross impaired loan details (continued)
	2011			2010

in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis

Gross impaired loan details (CHF million)

Mortgages	222	1	0	275	2	2

Loans collateralized by securities	82	1	0	60	1	0

Consumer finance	276	2	1	319	8	4

Consumer	580	4	1	654	11	6

Real estate	47	1	1	77	1	1

Commercial and industrial loans	871	7	6	771	6	5

Financial institutions	160	0	0	153	0	0

Governments and public institutions	6	0	0	6	0	0

Corporate & institutional	1,084	8	7	1,007	7	6

Gross impaired loans with a specific allowance	1,664	12	8	1,661	18	12

Mortgages	94	0	0	98	0	0

Loans collateralized by securities	4	0	0	3	0	0

Consumer finance	19	0	0	14	0	0

Consumer	117	0	0	115	0	0

Real estate	74	5	5	14	0	0

Commercial and industrial loans	149	1	0	255	0	0

Financial institutions	19	0	0	6	0	0

Corporate & institutional	242	6	5	275	0	0

Gross impaired loans without specific allowance	359	6	5	390	0	0

Gross impaired loans	2,023	18	13	2,051	18	12

of which consumer loans	697	4	1	769	11	6

of which corporate and institutional loans	1,326	14	12	1,282	7	6

Allowance for specifically identified credit losses on impaired loans
The Group considers a loan impaired when, based on current information and events, it is probable that the Group will be unable to collect the amounts due according to the contractual terms of the loan agreement. The Group performs an in-depth review and analysis of impaired loans, considering factors such as recovery and exit options as well as considering collateral and counterparty risk. In general, all impaired loans are individually assessed. For consumer loans, the trigger to detect an impaired loan is non-payment of interest. Corporate & institutional loans are reviewed at least annually based on the borrower’s financial statements and any indications of difficulties they may experience. Loans that are not impaired, but which are of special concern due to changes in covenants, downgrades, negative financial news and other adverse developments, are included on a watch list. All loans on the watch list are reviewed at least quarterly to determine whether they should be moved to Group recovery management at which point they are reviewed quarterly for impairment. If an individual loan specifically identified for evaluation is considered impaired, the allowance is determined as a reasonable estimate of credit losses existing as of the end of the reporting period. Thereafter, the allowance is revalued by Group credit risk management at least annually or more frequently depending on the risk profile of the borrower or credit relevant events. For certain non-collateral-dependent impaired loans, an impairment is measured using the present value of estimated future cash flows, except that as a practical expedient an impairment may be measured based on a loan’s observable market price. If the present value of estimated future cash flows is used, the impaired loan and related allowance are revalued at least quarterly to reflect passage of time. For collateral-dependent impaired loans, an impairment is measured using the fair value of the collateral.

Loan commitments relating to troubled debt restructurings
As of December 31, 2011 and 2010, the Group did not have any material commitments to lend additional funds to debtors whose loan terms have been modified in troubled debt restructurings.

Premises and equipment	12 Months Ended
Dec. 31, 2011
Premises and equipment
Premises and equipment

end of	2011	2010

Premises and equipment (CHF million)

Buildings and improvements	4,060	3,944

Land	872	882

Leasehold improvements	2,241	1,958

Software	4,614	3,801

Equipment	3,188	3,092

Premises and equipment	14,975	13,677

Accumulated depreciation	(7,782)	(6,952)

Total premises and equipment, net	7,193	6,725

Depreciation and impairment
in	2011	2010	2009

CHF million

Depreciation	1,078	1,115	1,019

Impairment	87	16	45

In 2011, the estimated useful lives for leasehold and building improvements in Switzerland were increased from five to ten years, based on a change in estimate. The cumulative effect of adopting this change in estimate on January 1, 2011 was a decrease in depreciation expense of CHF 64 million (CHF 56 million after tax).

Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2011
Goodwill and other intangible assets
Goodwill and other intangible assets

Goodwill
end of	2011				2010

	Private Banking	Investment Banking	Asset Manage- ment	Credit Suisse Group	Private Banking	Investment Banking	Asset Manage- ment	Credit Suisse Group

Gross amount of goodwill (CHF million)

Balance at beginning of period	749	6,429	1,489	8,667	789	6,925	1,635	9,349

Foreign currency translation impact	(8)	16	(4)	4	(40)	(496)	(145)	(681)

Other	2	0	0	2	0	0	(1)	(1)

Balance at end of period	743	6,445	1,485	8,673	749	6,429	1,489	8,667

Accumulated impairment (CHF million)

Balance at beginning of period	0	82	0	82	0	82	0	82

Balance at end of period	0	82	0	82	0	82	0	82

Net book value (CHF million)

Net book value	743	6,363	1,485	8,591	749	6,347	1,489	8,585

In accordance with US GAAP, the Group continually assesses whether or not there has been a triggering event. As of December 31, 2011, the Group’s market capitalization was below book value and as of December 31, 2010, the Group’s market capitalization was above book value.

In estimating the fair value of its reporting units the Group generally applied a market approach where consideration is given to price to projected earning multiples or price to book value multiples for similarly traded companies and prices paid in recent transactions that have occurred in its industry or in related industries.

In determining the estimated fair value, the Group relied upon its three-year strategic business plan which included significant management assumptions and estimates based on its view of current and future economic conditions and regulatory changes.

Based on its goodwill impairment analysis performed as of December 31, 2011, the Group concluded that the estimated fair value for the four reporting units within its Private Banking and Asset Management segments substantially exceeded their related carrying values and no impairment was necessary as of December 31, 2011.

There was also no impairment necessary for the Group’s Investment Banking reporting unit as the estimated fair value exceeded its carrying value by 9%. The goodwill allocated to this reporting unit has become more sensitive to an impairment as the valuation of the reporting unit is highly correlated with economic and financial market conditions, client trading and investing activity and the regulatory environment in which it operates. The Group engaged the services of an independent valuation specialist to assist in the valuation of the reporting unit as of December 31, 2011 using a combination of the market approach and income approach. Under the market approach, consideration is given to price to projected earnings multiples or price to book value multiples for similarly traded companies and prices paid in recent transactions that have occurred in its industry or in related industries. Under the income approach, a discount rate was applied that reflects the risk and uncertainty related to the reporting unit’s projected cash flows.

The results of the impairment evaluation of the Investment Banking reporting unit’s goodwill would be significantly impacted by adverse changes in the underlying parameters used in the valuation process. If actual outcomes adversely differ by a sufficient margin from its best estimates of the key economic assumptions and associated cash flows applied in the valuation of the reporting unit, the Group could potentially incur material impairment charges in the future with respect to the CHF 6,363 million of goodwill recorded in Investment Banking.

As a result of acquisitions, the Group has recorded goodwill as an asset in its consolidated balance sheets, the most significant component of which arose from the acquisition of Donaldson, Lufkin & Jenrette Inc. in 2000. During 2011 and 2010, there were no acquisitions that generated goodwill upon consolidation.

Other intangible assets
	2011			2010

end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount

Other intangible assets (CHF million)

Tradenames/trademarks	26	(21)	5	26	(21)	5

Client relationships	369	(193)	176	377	(168)	209

Other	7	(1)	6	0	0	0

Total amortizing other intangible assets	402	(215)	187	403	(189)	214

Non-amortizing other intangible assets	101	–	101	98	–	98

of which mortgage servicing rights, at fair value	70	–	70	66	–	66

Total other intangible assets	503	(215)	288	501	(189)	312

Additional information
in	2011	2010	2009

Aggregate amortization and impairment (CHF million)

Aggregate amortization	30	34	42

Impairment	0	1	7

Estimated amortization
Estimated amortization (CHF million)

2012	27

2013	24

2014	23

2015	22

2016	18

Life settlement contracts	12 Months Ended
Dec. 31, 2011
Life settlement contracts
Life settlement contracts

2011	within 1 year	within 1-2 years	within 2-3 years	within 3-4 years	within 4-5 years	Thereafter	Total

Fair value method [1]

Number of contracts	563	986	1,943	2,005	2,330	614	8,441

Carrying value (CHF million)	19	32	59	68	67	550	795

Face value (CHF million)	20	35	67	88	94	2,580	2,884

Investment method

Number of contracts	–	–	–	–	–	8	8

Carrying value (CHF million)	–	–	–	–	–	54	54

Face value (CHF million)	–	–	–	–	–	74	74

2010

Fair value method [1]

Number of contracts	929	500	1,002	1,789	1,850	2,804	8,874

Carrying value (CHF million)	30	27	42	80	134	545	858

Face value (CHF million)	31	51	67	137	316	2,877	3,479

Investment method

Number of contracts	–	–	–	–	–	8	8

Carrying value (CHF million)	–	–	–	–	–	51	51

Face value (CHF million)	–	–	–	–	–	70	70

1 Time bands reflect life expectancy.

Realized and unrealized gains and losses on life settlement contracts accounted for under the fair value method
in	2011	2010	2009

CHF million

Realized gains/(losses)	12	44	(39)

Unrealized gains/(losses)	(30)	(105)	(8)

No life insurance premiums are anticipated to be paid for those contracts accounted for under the investment method as of December 31, 2011, for each of the next five years.
Central to the calculation of fair value for life settlement contracts is the estimate of mortality rates. Individual mortality rates are typically obtained by multiplying a base mortality curve for the general insured population provided by a professional actuarial organization together with an individual-specific multiplier. Individual-specific multipliers are determined based on data obtained from third-party life expectancy data providers, which examine insured individual’s medical conditions, family history and other factors to arrive at a life expectancy estimate.

Other assets and other liabilities	12 Months Ended
Dec. 31, 2011
Other assets and other liabilities
Other assets and other liabilities

end of	2011	2010

Other assets (CHF million)

Cash collateral on derivative instruments	15,809	14,987

Cash collateral on non-derivative transactions	2,083	1,792

Derivative instruments used for hedging	3,706	2,733

Assets held-for-sale	21,205	26,886

of which loans [1]	20,457	24,925

of which real estate	732	1,946

Assets held for separate accounts	14,407	13,815

Interest and fees receivable	6,090	5,158

Deferred tax assets	8,939	9,417

Prepaid expenses	601	452

Failed purchases	1,513	1,279

Other	3,943	3,066

Other assets	78,296	79,585

Other liabilities (CHF million)

Cash collateral on derivative instruments	11,934	14,428

Cash collateral on non-derivative transactions	1,002	20

Derivative instruments used for hedging	1,998	1,203

Provisions [2]	1,113	1,724

of which off-balance sheet risk	65	552

Liabilities held for separate accounts	14,407	13,815

Interest and fees payable	7,142	6,798

Current tax liabilities	767	1,137

Deferred tax liabilities	429	412

Failed sales	6,888	7,354

Other	17,537	15,323

Other liabilities	63,217	62,214

1 Included as of December 31, 2011 and 2010 were CHF 6,299 million and CHF 7,818 million, respectively, in restricted loans, which represented collateral on secured borrowings, and CHF 1,386 million and CHF 1,223 million, respectively, in loans held in trusts, which were consolidated as a result of failed sales under US GAAP. 2 Includes provisions for bridge commitments.

Deposits	12 Months Ended
Dec. 31, 2011
Deposits.
Deposits

	2011				2010

end of	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total

Deposits (CHF million)

Non-interest-bearing demand deposits	11,446	4,218	15,664		11,088	3,044	14,132

Interest-bearing demand deposits	113,403	19,626	133,029		100,414	17,625	118,039

Savings deposits	54,395	38	54,433		53,242	27	53,269

Time deposits	16,841	133,581	150,422	[1]	19,036	120,581	139,617	[1]

Total deposits	196,085	157,463	353,548	[2]	183,780	141,277	325,057	[2]

of which due to banks	–	–	40,147		–	–	37,493

of which customer deposits	–	–	313,401		–	–	287,564

The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1 Included CHF 149,985 million and CHF 139,150 million as of December 31, 2011 and 2010, respectively, of the Swiss franc equivalent of individual time deposits greater than USD#nbsp#100,000 in Switzerland and foreign offices. 2 Not included as of December 31, 2011 and 2010 were CHF 51 million and CHF 48 million, respectively, of overdrawn deposits reclassified as loans.

Long-term debt	12 Months Ended
Dec. 31, 2011
Long-term debt
Long-term debt

end of	2011	2010

Long-term debt (CHF million)

Senior	123,632	130,792

Subordinated	24,165	23,221

Non-recourse liabilities from consolidated VIEs	14,858	19,739

Long-term debt	162,655	173,752

of which reported at fair value	70,366	83,692

of which structured notes	35,726	37,990

Total long-term debt is comprised of debt issuances managed by Treasury which do not contain derivative features (vanilla debt), as well as hybrid debt instruments with embedded derivatives, which are issued as part of the Group’s structured product activities. Long-term debt includes both Swiss franc and foreign exchange denominated fixed and variable rate bonds.

The interest rate ranges presented in the table below are based on the contractual terms of the Group’s vanilla debt. Interest rate ranges for future coupon payments on structured products for which fair value has been elected are not included in the table below as these coupons are dependent upon the embedded derivative and prevailing market conditions at the time each coupon is paid. In addition, the effects of derivatives used for hedging are not included in the interest rate ranges on the associated debt.

Long-term debt by maturities
end of			2012			2013			2014			2015			2016			Thereafter	Total

Group parent company (CHF million)

Senior debt
Fixed rate			–			–			–			–			–			387	387

Interest rate (in %) [1]			–			–			–			–			–			7.3	–

Subordinated debt
Fixed rate			164			–			–			218			–			675	1,057

Interest rates (in %) [1]			3.2			–			–			8.5			–			7.0	–

Subtotal - Group parent company			164			–			–			218			–			1,062	1,444

Subsidiaries (CHF million)

Senior debt
Fixed rate			11,937			14,088			10,178			12,190			4,284			21,700	74,377

Variable rate			12,458			10,465			7,703			4,130			3,806			10,306	48,868

Interest rates (range in %) [1]	0.0	–	16.0	0.0	–	13.6	0.0	–	13.7	0.0	–	13.2	0.0	–	12.5	0.0	–	7.1	–

Subordinated debt
Fixed rate			120			3,664			121			1,149			39			17,172	22,265

Variable rate			–			–			–			20			–			823	843

Interest rates (range in %) [1]	4.4	–	8.0	3.7	–	7.9			–	3.6	–	10.3			4.8	0.0	–	13.1	–

Non-recourse liabilities from consolidated VIEs
Fixed rate			129			2			–			399			2			948	1,480

Variable rate			538			17			369			625			1,451			10,378	13,378

Interest rates (range in %) [1]	0.0	–	2.7			–	0.0	–	13.2	0.0	–	12.6	0.0	–	12.8	0.0	–	11.3	–

Subtotal - Subsidiaries			25,182			28,236			18,371			18,513			9,582			61,327	161,211

Total long-term debt			25,346			28,236			18,371			18,731			9,582			62,389	162,655

of which structured notes			9,224			5,079			5,303			4,202			3,374			8,544	35,726

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.

The Group and the Bank maintain a shelf registration statement with the US Securities and Exchange Commission (SEC), which allows them to issue, from time to time, senior and subordinated debt securities, warrants and related guarantees. The shelf registration statement also allows certain subsidiaries of the Group to issue exchangeable or convertible debt securities which are guaranteed by the Group and are exchangeable or convertible into ordinary shares of the Group.

> Refer to “Note 39 – Subsidiary guarantee information” for further information on the subsidiary guarantees.
The Group maintains a euro medium-term note program that allows it, certain finance subsidiaries (guaranteed by the Group) and the Bank to issue senior and subordinated debt securities notes.
Credit Suisse Group Finance (Guernsey) Limited, a finance subsidiary of the Group, maintains a JPY 500 billion Samurai shelf registration statement that allows it to issue, from time to time, senior and subordinated debt securities, guaranteed by the Group.

Accumulated other comprehensive income	12 Months Ended
Dec. 31, 2011
Accumulated other comprehensive income
Accumulated other comprehensive income

	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income

2011 (CHF million)

Balance at beginning of period	(33)	(11,470)	117	(3,136)	(33)	(14,555)

Increase/(decrease)	(5)	(324)	6	(720)	383	(660)

Increase/(decrease) due to equity method investments	(1)	0	0	0	0	(1)

Reclassification adjustments, included in net income	(27)	16	(24)	105	12	82

Balance at end of period	(66)	(11,778)	99	(3,751)	362	(15,134)

2010 (CHF million)

Balance at beginning of period	(41)	(8,770)	110	(2,891)	(46)	(11,638)

Increase/(decrease)	46	(2,822)	0	(338)	0	(3,114)

Increase/(decrease) due to equity method investments	(15)	0	1	0	0	(14)

Reclassification adjustments, included in net income	(23)	(13)	6	93	13	76

Cumulative effect of accounting changes, net of tax	0	135	0	0	0	135

Balance at end of period	(33)	(11,470)	117	(3,136)	(33)	(14,555)

2009 (CHF million)

Balance at beginning of period	(145)	(8,211)	63	(2,543)	(103)	(10,939)

Increase/(decrease)	30	(609)	62	(368)	30	(855)

Increase/(decrease) due to equity method investments	87	0	0	0	0	87

Reclassification adjustments, included in net income	(13)	50	(15)	20	27	69

Balance at end of period	(41)	(8,770)	110	(2,891)	(46)	(11,638)

Refer to "Note 26 - Tax" and "Note 29 - Pension and other post-retirement benefits" for income tax expense/(benefit) on the movements of accumulated other comprehensive income.

Tax	12 Months Ended
Dec. 31, 2011
Tax
Tax

Income from continuing operations before taxes in Switzerland and foreign countries
in	2011	2010	2009

Income from continuing operations before taxes (CHF million)

Switzerland	455	1,734	2,383

Foreign	3,006	5,753	5,694

Income from continuing operations before taxes	3,461	7,487	8,077

Details of current and deferred taxes
in	2011	2010	2009

Current and deferred taxes (CHF million)

Switzerland	38	81	203

Foreign	437	243	757

Current income tax expense	475	324	960

Switzerland	(176)	(149)	87

Foreign	372	1,373	788

Deferred income tax expense	196	1,224	875

Income tax expense	671	1,548	1,835

Income tax expense/(benefit) on discontinued operations	0	0	(19)

Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	(4)	4	0

Cumulative translation adjustment	16	32	(164)

Unrealized gains/(losses) on securities	12	(2)	16

Actuarial gains/(losses)	(172)	(82)	(116)

Net prior service credit/(cost)	105	3	15

Share-based compensation and treasury shares	256	(671)	(176)

Reconciliation of taxes computed at the Swiss statutory rate
in	2011	2010	2009

Reconciliation of taxes computed at the Swiss statutory rate (CHF million)

Income tax expense computed at the statutory tax rate of 22%	761	1,647	1,777

Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(40)	519	882

Non-deductible amortization of other intangible assets and goodwill impairment	0	1	3

Other non-deductible expenses	447	623	540

Additional taxable income	8	22	71

Lower taxed income [1]	(479)	(775)	(694)

Income taxable to noncontrolling interests	(289)	(278)	313

Changes in tax law and rates	172	119	3

Changes in deferred tax valuation allowance [1]	471	54	(123)

Other [1]	(380)	(384)	(937)

Income tax expense	671	1,548	1,835

1 See explanation below.

Lower taxed income
2011 included a tax benefit of CHF 55 million in respect of the Swiss tax effect relating to the reduction in the valuation of an investment in a subsidiary.
2011 and 2010 included a tax benefit of CHF 116 million and CHF 130 million, respectively, in respect of the reversal of the deferred tax liability recorded to cover estimated recapture of loss deductions arising from foreign branches of the Bank.

2010 included a tax benefit of CHF 380 million in respect of a legal entity merger that reflected regulatory concerns about complex holding structures.
Changes in deferred tax valuation allowance
2011 included an increase to the valuation allowance of CHF 428 million in respect of three of the Group’s operating entities, two in the UK and one in Asia, mainly relating to deferred tax assets on tax loss carry-forwards.

2011, 2010 and 2009 included a tax benefit of CHF 7 million, CHF 199 million and CHF 567 million, respectively, resulting from the release of valuation allowances on deferred tax assets for one of the Group’s operating entities in the US. The 2009 tax benefit was partially offset by a net increase to the valuation allowance on deferred tax assets on net tax loss carry-forwards of CHF 433 million.

2010 included an increase to the valuation allowance of CHF 193 million in respect of one of the Group’s operating entities in the UK relating to deferred tax assets on tax loss carry-forwards.
Other
2011 included a tax benefit of CHF 261 million relating to the increase of deferred tax assets in two of the Group’s operating entities, one in Switzerland and one in the US.
2011, 2010 and 2009 included an amount of CHF 123 million, CHF 301 million and CHF 156 million, respectively, relating to the release of tax contingency accruals following the favorable resolution of tax matters.

2009 included foreign exchange translation gains of CHF 460 million relating to deferred tax assets on tax loss carry-forwards recorded in UK entities. The foreign exchange movements arose due to tax loss carry-forwards denominated in British pounds, which differs from the functional currency of the reporting entities. UK tax law was enacted during 2009 which had the effect of removing these foreign exchange movements going forward.

2009 included a tax benefit of CHF 91 million relating to the increase of deferred tax assets on net operating loss carry-forwards, which was offset by an equivalent increase of valuation allowance on deferred tax assets on net operating loss carry-forwards.

As of December 31, 2011, the Group had accumulated undistributed earnings from foreign subsidiaries of CHF 8.4 billion. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.

Details of the tax effect of temporary differences
end of	2011	2010

Tax effect of temporary differences (CHF million)

Compensation and benefits	2,262	2,239

Loans	392	602

Investment securities	1,489	1,479

Provisions	1,943	1,530

Business combinations	101	96

Derivatives	395	269

Real estate	212	200

Net operating loss carry-forwards	7,294	7,211

Other	178	143

Gross deferred tax assets before valuation allowance	14,266	13,769

Less valuation allowance	(2,690)	(2,264)

Gross deferred tax assets net of valuation allowance	11,576	11,505

Compensation and benefits	(129)	(62)

Loans	(147)	(136)

Investment securities	(1,356)	(827)

Provisions	(379)	(572)

Business combinations	(227)	(277)

Derivatives	(392)	(420)

Leasing	(58)	(66)

Real estate	(82)	(84)

Other	(296)	(56)

Gross deferred tax liabilities	(3,066)	(2,500)

Net deferred tax assets	8,510	9,005

The decrease in net deferred tax assets from 2010 to 2011 of CHF 495 million was primarily due to the recognition of a valuation allowance against deferred tax assets, mainly in the UK and Asia, of CHF 419 million, a write-down of CHF 172 million as a result of changes to corporation tax rates in the UK and Japan and foreign exchange translation losses of CHF 37 million, which are included within the currency translation adjustment recorded in AOCI. These decreases were partially offset by an increase in net deferred tax asset balances following a re-measurement of deferred tax balances in Switzerland and the US of CHF 377 million. The remaining movement, a reduction of net deferred tax assets of CHF 244 million, mainly represents the impact of temporary differences and taxable income in 2011.

The most significant net deferred tax assets arise in the US and UK and these decreased from CHF 8,406 million, net of a valuation allowance of CHF 1,302 million as of the end of 2010 to CHF 7,766 million, net of a valuation allowance of CHF 1,643 million as of the end of 2011.

Due to uncertainty concerning its ability to generate the necessary amount and mix of taxable income in future periods, the Group recorded a valuation allowance against deferred tax assets in the amount of CHF 2.7 billion as of December 31, 2011 compared to CHF 2.3 billion as of December 31, 2010.

Amounts and expiration dates of net operating loss carry-forwards
end of 2011	Total

Net operating loss carry-forwards (CHF million)

Due to expire within 1 year	31

Due to expire within 2 to 5 years	8,331

Due to expire within 6 to 10 years	3,664

Due to expire within 11 to 20 years	8,199

Amount due to expire	20,225

Amount not due to expire	11,459

Total net operating loss carry-forwards	31,684

Movements in the valuation allowance
in	2011	2010	2009

Movements in the valuation allowance (CHF million)

Balance at beginning of period	2,264	2,799	2,976

Net changes	426	(535)	(177)

Balance at end of period	2,690	2,264	2,799

As part of its normal practice, the Group has conducted a detailed evaluation of its expected future results. This evaluation is dependent on management estimates and assumptions in developing the expected future results, which are based on a strategic business planning process influenced by current economic conditions and assumptions of future economic conditions that are subject to change. This evaluation has taken into account both positive and negative evidence related to expected future taxable income, the Group’s commitment to the integrated bank model and the importance of the Investment Banking segment within the integrated bank, as well as the changes in the Group’s core businesses and the reduction in risk since 2008. This evaluation has indicated the expected future results that are likely to be earned in jurisdictions where the Group has significant net deferred tax assets, such as the US, UK and Switzerland. The Group has then compared those expected future results with the applicable law governing utilization of deferred tax assets; US tax law allows for a 20-year carry-forward period for net operating losses, UK tax law allows for an unlimited carry-forward period for net operating losses and Swiss tax law allows for a seven-year carry-forward period for net operating losses.

Tax benefits associated with share-based compensation
in	2011	2010	2009

Tax benefits associated with share-based compensation (CHF million)

Tax benefits recorded in the consolidated statements of operations	466	539	632

Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	(280)	615	179

Tax benefits in respect of tax on dividend equivalent payments	2	26	0

> Refer to “Note 27 – Employee deferred compensation” for further information on share-based compensation.
If, upon settlement of share-based compensation, the tax deduction exceeds the cumulative compensation cost that the Group had recognized in the consolidated financial statements, the utilized tax benefit associated with any excess deduction is considered a “windfall” and recognized in shareholders’ equity as additional paid-in capital and reflected as a financing cash inflow in the consolidated statements of cash flows. If, upon settlement the tax deduction is lower than the cumulative compensation cost that the Group had recognized in the consolidated financial statements, the tax charge associated with the lower deduction is considered a “shortfall”. Tax charges arising on shortfalls are recognized in shareholders’ equity to the extent that any shortfalls are lower than the cumulative windfalls, otherwise the tax charge is recognized in the consolidated statements of operations. However, windfall deductions and dividend equivalents aggregating CHF 1.1 billion and CHF 1.0 billion for 2011 and 2010, respectively, did not result in a reduction of income taxes payable because certain entities were in a net operating loss position. When the income tax benefit of these deductions is realized, an estimated CHF 278 million tax benefit will be recorded in additional paid-in capital.

Uncertain tax positions
US GAAP requires a two-step process in evaluating uncertain income tax positions. In the first step, an enterprise determines whether it is more likely than not that an income tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions meeting the more-likely-than-not recognition threshold are then measured to determine the amount of benefit eligible for recognition in the consolidated financial statements. Each income tax position is measured at the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement.

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
	2011	2010	2009

Movements in gross unrecognized tax benefits (CHF million)

Balance at beginning of period	578	964	1,177

Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	54	53	17

Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(177)	(286)	(198)

Increases in unrecognized tax benefits as a result of tax positions taken during the current period	30	39	17

Decreases in unrecognized tax benefits relating to settlements with tax authorities	(65)	(31)	(58)

Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(19)	(91)	(6)

Other (including foreign currency translation)	(28)	(70)	15

Balance at end of period	373	578	964

of which, if recognized, would affect the effective tax rate	366	554	915

Interest and penalties
in	2011	2010	2009

Interest and penalties (CHF million)

Interest and penalties recognized in the consolidated statements of operations	(19)	(43)	(15)

Interest and penalties recognized in the consolidated balance sheets	86	209	272

Interest and penalties are reported as tax expense. The Group is currently subject to ongoing tax audits and inquiries with the tax authorities in a number of jurisdictions, including the US, the UK and Switzerland. Although the timing of the completion of these audits is uncertain, it is reasonably possible that some of these audits and inquiries will be resolved within 12 months of the reporting date.

It is reasonably possible that there will be a decrease of between zero and CHF 26 million in unrecognized tax benefits within 12 months of the reporting date.
The Group remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Switzerland – 2008; the US – 2006; Japan – 2005; the Netherlands – 2005; and the UK – 2003.

Employee deferred compensation	12 Months Ended
Dec. 31, 2011
Employee deferred compensation
Employee deferred compensation

Payment of deferred compensation to employees is determined by the nature of the business, role, location and performance of the employee. Unless there is a contractual obligation, granting deferred compensation is solely at the discretion of senior management. Special deferred compensation granted as part of a contractual obligation is typically used to compensate new senior employees in a single year for forfeited awards from previous employers upon joining the Group. It is the Group’s policy not to make multi-year guarantees.

Compensation expense recognized in the consolidated statement of operations for share-based and other awards that were granted as deferred compensation is recognized in accordance with the specific terms and conditions of each respective award and is primarily recognized over the future requisite service and vesting period, which is determined by the plan, retirement eligibility of employees, moratorium periods and certain other terms. Compensation expense for share-based and other awards that were granted as deferred compensation also includes the current estimated outcome of applicable performance criteria, estimated future forfeitures and mark-to-market adjustments for certain cash awards that are still outstanding.

The following tables show the compensation expense for deferred compensation awards granted in 2011 and prior years that was recognized in the consolidated statements of operations during 2011, 2010, and 2009, the total shares delivered, the estimated unrecognized compensation expense for deferred compensation awards granted in 2011 and prior years outstanding as of December 31, 2011 and the remaining requisite service period over which the estimated unrecognized compensation expense will be recognized. The estimated unrecognized compensation expense was based on the fair value of each award on the grant date and included the current estimated outcome of relevant performance criteria and estimated future forfeitures but no estimate for future mark-to-market adjustments. The recognition of compensation expense for the deferred compensation awards granted in January 2012 began in 2012 and thus had no impact on the 2011 consolidated financial statements.

Deferred compensation expense
in	2011	2010	2009

Deferred compensation expense (CHF million)

Share awards	767	294	331

Adjustable Performance Plan awards	1,106	963	–

Restricted Cash Awards	253	–	–

Scaled Incentive Share Units	415	561	–

Incentive Share Units	174	723	1,526

Cash Retention Awards	0	578	822

Performance Incentive Plans (PIP I and PIP II) [1]	0	(1)	(21)

2008 Partner Asset Facility awards [2]	3	45	629

Other cash awards	334	422	431

Total deferred compensation expense	3,052	3,585	3,718

Total shares delivered (million)

Total shares delivered	24.2	47.3	39.1

1 Includes claw backs. 2 Represents the change in the underlying fair value of the indexed assets during the period. 2009 also included the vesting of the remaining 33.3% in the first quarter.

Additional information
end of	2011

Estimated unrecognized compensation expense (CHF million)

Share awards	1,100

Adjustable Performance Plan awards	569

Restricted Cash Awards	167

Scaled Incentive Share Units	211

Incentive Share Units	85

Other cash awards	87

Total	2,219

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.5

Does not include the estimated unrecognized compensation expense relating to grants made in 2012 for 2011.

Fair value assumptions for share-based compensation
In estimating the fair value for shared-based compensation, where an observable independent quoted market price is not available, the fair value is calculated on the grant date based on valuation techniques and/or option-pricing models that most accurately reflect the substantive characteristics of the instrument being valued. The underlying assumptions used in the models are determined based on management’s assessment of the current market and historical information available as of the grant date that marketplace participants would likely use in determining an exchange price for the instruments.

The inputs for expected volatility used in estimating fair values were based upon the implied market volatility of traded options on Group shares, the historical volatility of the Group shares and other relevant factors that indicate how the future is expected to differ from the past. The expected dividend cash flows were based on a future dividend cash flow assumption which was based on market expectations. The expected risk-free interest rate was based on the current London Interbank Offered Rate (LIBOR) rate as of the grant date that corresponds with the expected term of the award. LIBOR rates were used as a proxy for risk-free interest rates because zero-coupon government issues do not exist in Switzerland. The expected term represents the period of time that the awards were expected to be outstanding and was generally based on the contractual term of each instrument.

The following table illustrates the significant assumptions used to estimate the fair value of Scaled Incentive Share Units (SISUs) and Incentive Share Units (ISUs) granted in 2010 and 2009, based on the annual deferred compensation process.

Significant fair value assumptions
in	2010		2009

	SISU	ISU	ISU

Significant fair value assumptions

Expected volatility, in %	33.42	33.52	62.97

Expected dividend cash flows, in CHF
2009	–	–	0.10

2010	1.45	1.45	0.60

2011	1.55	1.55	1.00

2012	1.65	1.65	–

2013	1.75	–	–

Expected risk-free interest rate, in %	1.26	1.00	1.24

Expected term, in years	4	3	3

Share awards
Share awards granted in January 2012 are similar to those granted in January 2011 and are awarded to all employees with total compensation above CHF/USD 250,000 or the local currency equivalent, and covered employees (employees whose activities are considered to have a potentially material impact on the Group’s risk profile) with the exception of all managing directors in Investment Banking and all directors in Investment Banking who are covered employees. The share awards, which have a three-year vesting period, replaced other plans introduced in prior years, including SISUs, ISUs and the Performance Incentive Plan (PIP), in an effort to align the interests of the Group’s employees with those of the Group’s shareholders and the performance of the Group. Each share award granted entitles the holder of the award to receive one Group share and does not contain a leverage component or a multiplier effect. The number of share awards was determined by dividing the deferred component of variable compensation being granted as shares by the average price of a Group share over the twelve business days ended January 18, 2012. One third of the share awards vests on each of the three anniversaries of the grant date. The value of these share awards is solely dependent on the Group share price at the time of delivery. Share awards granted in January 2011 have a four-year vesting period and vest one quarter on each of the four anniversaries of the grant date. Share awards include a two-year moratorium on early retirement, determined from the grant date.

The Group’s share awards include other awards, such as blocked shares, which were primarily used in previous years, and special awards, which may be granted to new employees. These awards entitle the holder to receive one Group share, subject to continued employment with the Group, contain restrictive covenants and cancellation provisions and generally vest between zero and five years.

On January 19, 2012, the Group granted 20.0 million share awards with a total value of CHF 438 million. The fair value of each share award was CHF 23.90, equivalent to the Group’s closing share price on the grant date. The estimated unrecognized compensation expense of CHF 464 million was determined based on the fair value of the award at the grant date, including the current estimate of future forfeitures, and will be recognized over the three-year vesting period, subject to early retirement rules. On January 20, 2011, the Group granted 34.5 million share awards with a total value of CHF 1,430 million. The fair value of each share award was CHF 42.51, equivalent to the Group’s closing share price on the grant date.

In order to comply with regulatory requirements, the Group awarded an alternative form of share awards as a component of unrestricted cash to senior employees in a number of EU countries. For 2011 and 2010, these employees received 50% of the amount they otherwise would have received in cash in the form of blocked shares. The shares remain blocked for a period of time, which ranges from six months to three years, depending on the location, after which they are no longer subject to restrictions. On January 19, 2012, the Group granted 0.5 million blocked shares for approximately CHF 11 million that vested immediately upon grant, have no future service requirements and were attributed to services performed in 2011. On January 20, 2011, the Group granted 0.8 million blocked share for approximately CHF 35 million.

Share award activities
in	2011		2010		2009

	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF

Share award

Balance at beginning of period	17.3	43.86	15.5	45.67	20.8	61.83

Granted	40.5	41.08	7.2	45.38	8.3	40.37

Settled	(7.6)	43.32	(5.0)	48.43	(12.8)	69.07

Forfeited	(2.1)	43.39	(0.4)	51.65	(0.8)	53.33

Balance at end of period	48.1	41.91	17.3	43.86	15.5	45.67

of which vested	1.8	–	1.3	–	1.2	–

of which unvested	46.3	–	16.0	–	14.3	–

Performance share awards
Members of the Executive Board, managing directors and all other covered employees received a portion of their deferred variable compensation in the form of performance share awards, which are subject to claw-back provisions. Performance share awards vest over three years, such that one third of the share awards vest on each of the three anniversaries of the date of the award. Each performance share award granted entitles the holder of the award to receive one Group share. Unlike the share awards, however, the unvested performance share awards are subject to a downward adjustment in the event of a divisional loss or a negative Group ROE. For employees in Investment Banking, Private Banking and Asset Management, the outstanding performance share awards are subject to a downward adjustment in the event of a loss in that division, unless there is a negative Group ROE, which would call for a downward adjustment that is greater than the divisional adjustment for the year, in which case the downward adjustment is based on the Group’s negative ROE. For employees in Shared Services and other support functions, the downward adjustment only applies in the event of a negative Group ROE and is not linked to the performance of the divisions. Performance share awards include a two-year moratorium on early retirement, determined from the grant date.

On January 19, 2012, the Group granted 23.5 million performance share awards with a total value of CHF 516 million. The fair value of each performance share award was CHF 23.90, equivalent to the Group’s closing share price on the grant date. The estimated unrecognized compensation expense of CHF 546 million was determined based on the fair value of the award as of the grant date, including the current estimated outcome of the relevant performance criteria and estimated future forfeitures, and will be recognized over the three-year vesting period, subject to early retirement rules.

2011 Partner Asset Facility
As part of the 2011 annual compensation process, the Group awarded a portion of their deferred variable compensation for senior employees in the form of 2011 Partner Asset Facility (PAF2) units. PAF2 units are essentially fixed income structured notes that are exposed to a portion of the credit risk that arises in the Group’s derivative activities, including both current and possible future swaps and other derivative transactions. The value of the award (for both the interest accrual and the final redemption) will be reduced if the amount of realized credit losses from a specific reference portfolio exceeds a pre-defined threshold. The Group will bear the first USD 500 million of such losses and the PAF2 holders will bear any losses in excess of USD 500 million, up to the full amount of the deferred compensation awarded. As a result, the PAF2 plan is a transfer of risk from the Group to employees.

Employees at the managing director and director levels, including certain members of the Executive Board, received PAF2 awards. The PAF2 awards will vest in the first quarter of 2012. The award holders are subject to non-compete and non-solicit provisions that result in the cancellation of the award upon voluntary termination of employment for three years from the grant date.

The PAF2 units have a stated maturity of four years, but may be extended to nine years at the election of either the Group or the holders acting collectively. This election will not be made later than the end of the third year following the grant date. PAF2 units are denominated in Swiss francs and US dollars. Holders will receive a semi-annual cash interest payment equivalent to an annual return of 5% (CHF-denominated awards) or 6.5% (USD-denominated awards) applied to the then current balance of the PAF2 units. At maturity, PAF2 holders will receive a final settlement in an amount equal to the original award value less any losses. The Group can settle the PAF2 units in cash or an equivalent value in shares at its discretion.

As the Basel III framework will require higher minimum capital standards, the Group included the share settlement feature in the PAF2 plan when it developed the plan towards the end of 2011, to provide for additional flexibility in our capital management. The Group discussed this new compensation plan with the Swiss Financial Markets Supervisory Authority (FINMA) as it was developed and certain amendments were made to the plan as a result of those discussions shortly before the plan was approved by the Compensation Committee in January 2012.

In January 2012, the Group awarded PAF2 units with a fair value of CHF 499 million. As of the grant date, March 1, 2012, the estimated unrecognized compensation expense was CHF 540 million, which will be recognized in the first quarter of 2012 as the awards will have fully vested as of March 31, 2012. Compensation expense will continue to be updated at each reporting period date to reflect any change in the underlying fair value of the PAF2 awards until the awards are finally settled.

Adjustable Performance Plan awards
The Adjustable Performance Plan is a deferred, cash-based plan for the Executive Board, managing directors and directors. The Group introduced and granted Adjustable Performance Plan awards as part of deferred compensation for 2009 (2009 Adjustable Performance Plan). The Group continued to grant Adjustable Performance Plan awards as part of deferred compensation for 2010 (2010 Adjustable Performance Plan) and amended and simplified certain features in the 2010 Adjustable Performance Plan.

The 2009 Adjustable Performance Plan awards are subject to a three-year, pro-rata vesting schedule. The final value of the Adjustable Performance Plan awards paid out to individual employees may be adjusted positively or negatively from the initial amount awarded on the grant date, depending on the financial performance of the specific business areas and the Group ROE, and the value paid out each year for vested awards will reflect these adjustments as described below.

For revenue-generating employees in the divisions, outstanding Adjustable Performance Plan awards can be adjusted positively or negatively depending on the financial performance of the specific business areas in which the employees work. The adjustments are determined on an annual basis by calculating the profit or loss before variable compensation expense and taxes (adjusted profit or adjusted loss) of the business area in which the employee worked at the time of grant and in consideration of the Group ROE. In the case of a business area adjusted profit and a positive Group ROE for the year, all outstanding Adjustable Performance Plan awards will be positively adjusted using the Group ROE percentage for that year as a multiplier. In the case of a business area adjusted profit but a negative Group ROE for the year, there will be no adjustment to all outstanding Adjustable Performance Plan awards. In the case of a business area adjusted loss during any of the three years in the vesting period, a negative adjustment will be applied to all outstanding Adjustable Performance Plan awards in the year of loss, irrespective of the Group ROE.

For employees in Shared Services and other support functions, as well as for all Executive Board members, all outstanding Adjustable Performance Plan awards are linked to the Group’s adjusted profit or loss and the Group ROE, but are not dependent upon the adjusted profit or loss of the business areas that they support. Only an adjusted loss of the Group will trigger a negative adjustment of all outstanding Adjustable Performance Plan awards. This link to Group performance is intended to ensure that the compensation of employees in support functions is not directly linked to the performance of the businesses they support.

The 2010 Adjustable Performance Plan awards are similar to the 2009 Adjustable Performance Plan awards, except the pro rata vesting will occur over a four-year period and the outstanding 2010 Adjustable Performance Plan awards will be subject to annual adjustments, increasing or decreasing the outstanding balances by a percentage equal to the Group ROE, unless the division that granted the awards incurs a pre-tax loss. In this case, outstanding awards in that division will be subject to a negative adjustment of 15% for every CHF 1 billion of loss, unless a negative Group ROE applies for that year and is greater than the divisional adjustment.

On January 20, 2011 and January 21, 2010, the Group granted Adjustable Performance Plan awards with a total value of CHF 1,102 million and CHF 1,187 million, respectively.
Restricted Cash Award
The cash component of variable compensation is generally free from conditions. However, managing directors in Investment Banking received the cash component of variable compensation for in 2010 in the form of a Restricted Cash Award with ratable vesting over a two-year period and other restrictive covenants and provisions. Restricted Cash Awards were paid in the first quarter of 2011 and must be repaid by the employee, either in part or in full, if a claw-back event such as voluntary termination of employment or termination for cause occurs during the vesting period.

On January 20, 2011, the Group granted Restricted Cash Awards with a total value of CHF 465 million.
Scaled Incentive Share Unit
The SISU plan is a share-based, long-term incentive plan for managing directors and directors. SISUs were granted in January 2010 as part of the 2009 deferred compensation. SISUs are similar to ISUs (refer to Incentive Share Unit below) except with four-year vesting, subject to early retirement rules, and the leverage component contains an additional performance condition which could increase or decrease the number of any additional shares. The base component of the SISUs awarded on the grant date will vest equally over the four-year vesting period whereas the leverage component will only vest on the fourth anniversary of the grant date. The new performance condition links the final delivery of additional shares to the Group average ROE and if the Group average ROE over the four-year period is higher than a pre-set target established as of the grant date, the number of additional shares calculated by reference to the average Group share price increase will be adjusted positively, and if it is below the target, the number of additional shares will be adjusted negatively, but not below zero. The final number of additional shares to be delivered at the end of the four-year period is therefore determined first on the basis of the Group share price development (share price multiplier) and then on the basis of the Group average ROE development (ROE multiplier). Group shares are delivered shortly after the SISU base component and SISU leverage component vest. SISUs include a two-year moratorium on early retirement, determined from the grant date.

On January 21, 2010, the Group granted 21.1 million SISUs. The fair value of the 2010 SISU base unit was CHF 50.30 and the fair value of the 2010 SISU leverage units was CHF 13.44. For the SISUs granted in January 2010, the number of additional shares per SISU was capped at a maximum of three times the grant date value, with a delivery of no more than three shares, prior to the application of the scaling factor, which can be as high as up to 2.5.

Scaled Incentive Share Unit activities
in	2011	2010

Number of awards (million)

Balance at beginning of period	20.4	–

Granted	–	21.1

Settled	(5.1)	(0.2)

Forfeited	(0.6)	(0.5)

Balance at end of period	14.7	20.4

of which vested	1.0	0.2

of which unvested	13.7	20.2

Incentive Share Unit
ISUs were the main form of share-based deferred compensation for all employees from 2006 to 2009. For 2009, ISUs were used for the deferred compensation awards granted to employees up to and including vice presidents. An ISU is similar to a share, but offers additional upside depending on the development of the Group share price, compared to predefined targets set on the grant date. For each ISU granted, the employee will receive at least one Group share (ISU base unit) over a three-year vesting period and could receive additional shares (ISU leverage unit) at the end of the three-year vesting period. The number of ISU leverage units to be converted to additional shares is calculated by multiplying the total number of ISU base units granted, less forfeitures, by a share price multiplier. The share price multiplier is determined based on the actual increase in the weighted-average monthly share price during the contractual term of the award versus the share price at grant date. One third of the ISU base units vests at the first anniversary of the grant date, one third at the second anniversary of the grant date and one third at the third anniversary. The ISU leverage units vest only on the third anniversary of the grant date. Group shares are delivered shortly after the ISU base units and the ISU leverage units vest. ISUs include a two-year moratorium on early retirement, determined from the grant date.

On January 21, 2010 and January 21, 2009, the Group granted 6.0 million and 26.1 million ISUs, respectively. The fair value of the 2010 and 2009 ISU base units were CHF 50.30 and CHF 23.70, respectively, and the fair value of the 2010 and 2009 ISU leverage units were CHF 13.45 and CHF 6.98, respectively. For the ISUs granted in January 2010 and 2009, the number of additional shares per ISU was capped at a maximum of three times the grant value, with a delivery of no more than five shares.

The ISU leverage units granted in 2007 were settled in the first quarter of 2011 and did not have a value at settlement as the Group share price performance was below the minimum predefined target of CHF 58.45.

Incentive Share Unit activities
in	2011	2010	2009

Number of awards (million)

Balance at beginning of period	37.7	41.5	59.8

Granted [1]	–	6.0	26.4

Settled	(23.3)	(8.4)	(43.6)

Forfeited	(1.1)	(1.4)	(1.1)

Balance at end of period	13.3	37.7	41.5

of which vested	1.4	3.9	2.7

of which unvested	11.9	33.8	38.8

1 Includes ISUs granted in January and through out the year.

Cash Retention Awards
For 2008, managing directors across all divisions, all directors in Investment Banking and, to the extent the cash component of compensation exceeded CHF 300,000, directors in Private Banking, Asset Management and Shared Services received deferred compensation in the form of Cash Retention Awards (CRA). These CRA payments, which were made in the first quarter of 2009, were subject to vesting ratably over a two-year period and other conditions, and any unvested CRA would have had to be repaid if a claw-back event, such as voluntary termination of employment, occurs. These awards were fully vested in January 2011.

Performance Incentive Plan
As part of its annual deferred compensation process for 2004 and 2005, the Group granted PIP units during 2005 (PIP I) and 2006 (PIP II), respectively. PIP units were long-term retention incentive awards requiring continued employment with the Group, subject to restrictive covenants and cancellation provisions, and vested evenly over a five-year period. Each PIP unit settled for a specified number of Group shares subsequent to the fifth anniversary of the grant date based on the achievement of: (i) earnings performance as compared to predefined targets (performance conditions); and (ii) Group share price performance compared to predefined targets and relative to peers (market conditions). The performance conditions determined the multiplier used to convert the initial PIP units into the final number of PIP units. The market conditions determined the number of Group shares that each final PIP unit converted into at settlement.

The PIP I units granted in 2005 were settled in April 2010 in accordance with the terms and conditions of the plan and each outstanding PIP I unit settled for approximately 4.8 Group shares. The PIP II units granted in 2006 were settled in March 2011 and each outstanding PIP unit had no value at settlement as the Group share price performance was below the minimum predefined target of CHF 47.

Performance Incentive Plan activities
in	2011	2010		2009

	PIP II	PIP II	PIP I	PIP II	PIP I

Number of awards (million)

Balance at beginning of period	6.1	6.2	11.9	6.4	12.2

Settled	(6.1)	0.0	(11.7)	0.0	0.0

Forfeited	0.0	(0.1)	(0.2)	(0.2)	(0.3)

Balance at end of period	0.0	6.1	0.0	6.2	11.9

of which vested	–	5.3	0.0	4.5	10.2

of which unvested	–	0.8	0.0	1.7	1.7

2008 Partner Asset Facility
As part of the 2008 annual compensation process, the Group granted employees in Investment Banking with a corporate title of managing director or director the majority of the deferred compensation in the form of 2008 Partner Asset Facility (PAF) awards, denominated in US dollars. The PAF awards are indexed to, and represent a first-loss interest in, a specified pool of illiquid assets (Asset Pool) that originated in Investment Banking.

The notional value of the Asset Pool was based on the fair market value of the assets within the Asset Pool on December 31, 2008, and those assets will remain static throughout the contractual term of the award or until liquidated. The PAF holders will participate in the potential gains on the Asset Pool if the assets within the pool are liquidated at prices above the initial fair market value. If the assets within the Asset Pool are liquidated at prices below the initial fair market value, the PAF holders will bear the first loss on the Asset Pool. As a result, a significant portion of risk positions associated with the Asset Pool has been transferred to the employees and removed from the Group’s risk-weighted assets, resulting in a reduction in capital usage.

The PAF awards, which have a contractual term of eight years, are fully vested. 66.7% of the PAF awards were fully vested upon grant and attributed to services performed in 2008 and 33.3% of the PAF awards vested over the first three months of 2009. All PAF awards remain subject to non-compete/non-solicit provisions that expire in respect of one third of the awards on each of the three anniversaries of the grant date. Each PAF holder will receive a semi-annual cash interest payment of LIBOR plus 250 basis points applied to the notional value of the PAF award granted throughout the contractual term of the award. Beginning in the fifth year after the grant date, the PAF holders will receive an annual cash payment equal to 20% of the notional value of the PAF awards if the fair market value of the Asset Pool in that year has not declined below the initial fair market value of the Asset Pool. In the final year of the contractual term, the PAF holders will receive a final settlement in cash equal to the notional value, less all previous cash payments made to the PAF holder, plus any related gains or less any related losses on the liquidation of the Asset Pool.

On January 21, 2009, the Group granted PAF awards to employees with a total notional value of CHF 686 million. Compensation expense will be updated at each reporting period date to reflect any change in the underlying fair value of the PAF awards until the awards are finally settled.

Effective December 31, 2011, existing PAF holders were given a voluntary election to make a value-for-value exchange of their existing PAF awards for a new PAF award linked to an expanded portfolio of reference assets. As of the date of the election, approximately 35% of employees holding PAF awards elected to exchange their existing PAF award for the new PAF awards. There was no impact on compensation expense for 2011.

Other cash awards
Other cash awards consist of voluntary deferred compensation, proprietary trading and employee investment plans. The compensation expense related to these awards was primarily driven by mark to market and performance adjustments, as the majority of the awards are fully vested.

Share options
Options were a substantial component of the Group’s share-based program prior to 2004. The Group discontinued the practice of issuing options and all of the original grants have vested. Share options were granted with an exercise price equal to the market price of Group shares on the grant date and expire after ten years.

There were no options granted during 2011, 2010 and 2009. As of December 31, 2011, there was no aggregate intrinsic value of options outstanding or exercisable and the weighted-average remaining contractual term was 0.6 years. As of the exercise date, the total intrinsic value of options exercised during 2011, 2010 and 2009 was CHF 1 million, CHF 8 million and CHF 10 million, respectively. Cash received from option exercises during 2011, 2010 and 2009 was CHF 2 million, CHF 32 million and CHF 30 million, respectively. In January 2012, 8.7 million options expired.

Share option activities
in	2011		2010		2009

	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF

Share options

Balance at beginning of period	29.8	64.58	34.9	63.49	39.0	62.19

Exercised	(0.1)	31.78	(0.8)	40.12	(0.7)	40.80

Settled	0.0	0.00	0.0	0.00	(0.3)	68.36

Forfeited	0.0	0.00	0.0	0.00	0.0	70.95

Expired	(12.8)	82.61	(4.3)	60.37	(3.1)	52.05

Balance at end of period	16.9	51.00	29.8	64.58	34.9	63.49

of which exercisable at end of period	16.9	51.00	29.8	64.58	34.8	63.49

Delivered shares
In the past, the Group typically met its obligations to deliver share awards under its compensation programs by purchasing treasury shares in the market and by entering into third-party hedge instruments. During 2011, the Group decided to settle outstanding share-based compensation awards in 2011 and 2012 primarily through the issuance of shares from conditional capital.

Related parties	12 Months Ended
Dec. 31, 2011
Related parties
Related parties

Executive Board and Board of Directors Compensation
> Refer to “Note 3 – Compensation to members of the Executive Board and the Board of Directors” in VI – Parent company financial statements – Credit Suisse Group for information on compensation to members of the Executive Board and the Board of Directors.

Executive Board and Board of Directors loans
in	2011		2010		2009

Loans to members of the Executive Board (CHF million)

Balance at beginning of period	18	[1]	19		24

Additions	5		5		4

Reductions	(1)		(6)		(9)

Balance at end of period	22	[1]	18		19

Loans to members of the Board of Directors (CHF million)

Balance at beginning of period	35	[2]	25		24

Additions	2		14		11

Reductions	(3)		(4)		(10)

Balance at end of period	34	[2]	35	[2]	25

1 The number of individuals with outstanding loans at the beginning and end of the year was six. 2 The number of individuals with outstanding loans at the beginning and end of the year was eight and seven, respectively.

A large majority of loans outstanding to members of the Executive Board and the Board of Directors (Board) are mortgages or loans against securities. Such loans are made to Executive Board and Board of Directors members on the same terms available to third-party clients or, in the case of loans to members of the Executive Board, pursuant to widely available employee benefit plans. The highest loan outstanding was CHF 11 million to Executive Board member Walter Berchtold.

All mortgage loans to members of the Executive Board are granted either with variable or fixed interest rates over a certain period. Typically, fixed-rate mortgages are granted for periods of up to ten years. Interest rates applied are based on refinancing costs plus a margin and interest rates and other terms are consistent with those applicable to other employees. Loans against securities are granted at interest rates and on terms applicable to such loans granted to other employees. When granting a loan to these individuals, the same credit approval and risk assessment procedures apply as for loans to other employees.

Members of the Board of Directors with loans do not benefit from employee conditions, but are subject to conditions applied to clients with a comparable credit standing. Members of the Board of Directors who were previously employees of the Group may still have outstanding loans, which were extended to them at the time that employee conditions applied to them. In addition to the loans listed above, the Group or any of its banking subsidiaries may enter into financing and other banking agreements with companies in which current members of the Board of Directors have a significant influence as defined by the SEC.

As of December 31, 2011 and 2010, there was no exposure to such related parties. As of December 31, 2009, the total exposure to such related parties amounted to CHF 50,000, including all advances and contingent liabilities. The highest exposure to such related parties for any of the years in the three-year period ended December 31, 2011 did not exceed CHF 10 million in aggregate.

In February 2011, the Group entered into definitive agreements with affiliates of Qatar Investment Authority (QIA) and The Olayan Group, which have significant holdings of Group shares, to issue Tier 1 Buffer Capital Notes for cash or in exchange for tier 1 capital notes issued in 2008. The Group determined that this was a material transaction and deemed QIA and The Olayan Group to be related parties of Jassim bin Hamad J.J. Al Thani and Aziz R.D. Syriani, respectively, for purposes of evaluating the terms and corporate governance of the transaction. The Group and the Board of Directors (except for Jassim bin Hamad J.J. Al Thani and Aziz R.D. Syriani, who recused themselves) determined that the terms of the transaction, given its size, the nature of the contingent buffer capital, for which there was no established market, and the terms of the tier 1 capital notes issued in 2008 and held by QIA and The Olayan Group, were fair.

The Group, together with its subsidiaries, is a global financial services provider and has major corporate banking operations in Switzerland. The Group, therefore, typically has relationships with many large companies including those in which its Board of Directors members assume management functions or board member responsibilities. Except for the deemed related party transaction with QIA and The Olayan Group and the related party loans as of December 31, 2011, 2010 and 2009 described above, all relationships between the Group or its banking subsidiaries and members of the Board of Directors and their affiliated companies or related parties are in the ordinary course of business and at arm’s length.

Liabilities due to own pension funds
Liabilities due to the Group’s own pension funds as of December 31, 2011 and 2010 of CHF 2,424 million and CHF 1,734 million, respectively, are reflected in various liability accounts in the Group’s consolidated balance sheets. In December 2011, the Group’s Swiss pension fund invested CHF 350 million into mandatory convertible securities (MCS) issued by Credit Suisse Group Finance (Guernsey) Limited, an unconsolidated SPE wholly owned by the Group. The MSC contain a 2% coupon and will mandatorily convert into 16.5 million Group shares at its date of maturity, December 2012. In December 2011, the Group issued to Credit Suisse Group Finance (Guernsey) Limited the required number of shares to be delivered to the Swiss pension fund at the conversion date. In addition, other unconsolidated SPEs wholly owned by the Group had liabilities of CHF 23 million as of December 31, 2011 to the pension funds of the Group.

Loans outstanding made by the Group or any subsidiaries to equity method investees
in	2011	2010	2009

Loans outstanding made by the Group or any subsidiaries to equity method investees (CHF million)

Balance at beginning of period	45	83	575

Net borrowings/(repayments)	(32)	(38)	(492)

Balance at end of period	13	45	83

Pension and other post-retirement benefits	12 Months Ended
Dec. 31, 2011
Pension and other post-retirement benefits
Pension and other post-retirement benefits

Pension plans
The Group has defined benefit pension plans, defined contribution pension plans and other post-retirement defined benefit plans. The Group’s principal plans are located in Switzerland, the US and the UK.

Defined benefit pension plans are pension plans that define specific benefits for an employee upon that employee’s retirement. These benefits are determined by taking into account the employee’s salary, years of service and age of retirement. A defined benefit pension plan does not provide participants with an individual account and generally pay the benefits as an annuity. Retirees neither bear the actuarial risk (that is, the risk that the PBO will be higher than expected and/or that the retiree may outlive their retirement income), or bear the investment risk (that is, that assets invested and associated returns will be insufficient to meet the expected benefits due to low or negative returns on contributions).

Defined contribution plans provide each participant with an individual account. The benefits to be provided to a participant are solely based on the contributions made to that employee’s account and are affected by income, expenses and gains and losses allocated to the account. As such, there are no stipulations of a defined annuity benefit at retirement and the participants bear the full actuarial as well as investment risk. In Switzerland, due to a minimum guaranteed rate of return defined by law, the employer continues to bear a financial risk and as a result such plans are treated as defined benefit plans under US GAAP.

Swiss pension plans
The Group’s Swiss pension plans cover its employees in Switzerland and are set up as trusts domiciled in Zurich. On January 1, 2010, in addition to the annuity section (defined benefit), a new savings section (defined contribution) was introduced in the Swiss main plan and a partial changeover from the annuity section to the savings section has been processed. Furthermore, on December 20, 2011, the Group announced the complete changeover to the savings section of the plan, effective as of January 1, 2013. For accounting purposes, both the annuity section and the savings section of the Swiss pension plan are treated as defined benefit plans under US GAAP. The plan provides benefits in the event of retirement, death and disability and meets or exceeds the minimum benefits required under Swiss law. As of December 31, 2011 and 2010, the Group’s pension plan in Switzerland comprised 81% and 82%, respectively, of all the Group’s employees participating in defined benefit plans and 84% and 86%, respectively, of the fair value of plan assets and 83% and 85%, respectively, of the pension benefit obligation of the Group’s defined benefit plans.

In the annuity section of the plan, employee contributions are calculated as a percentage of the employees’ salary level varying between 9.0% and 12.5% depending on the employees’ age and funding level. The Group’s contributions are at least 200% of the employees’ contributions for the Group’s main pension plan.

In the savings section of the plan, employee contributions depend on their age and are determined as a percentage of the pensionable salary. The employees can select between three different levels of contributions which vary between 5% and 14% depending on their age. The Group’s contribution varies between 7.5% and 25% of the pensionable salary depending on the employees’ age.

International pension plans
Various pension plans, including both defined benefit and defined contribution pension plans, cover the Group’s employees in non-Swiss locations. These plans provide benefits in the event of retirement, death, disability or employment termination. Retirement benefits under the plans depend on age, contributions and salary. The Group’s funding policy with respect to these plans is consistent with local government and tax requirements. The assumptions used are based on local economic conditions.

Other post-retirement defined benefit plans
In the US, the Group’s plans provide post-retirement benefits other than pension benefits that primarily focus on health and welfare benefits for certain retired employees. In exchange for the current services provided by the employee, the Group promises to provide health and welfare benefits after the employee retires. The Group’s obligation for that compensation is incurred as employees render the services necessary to earn their post-retirement benefits.

Pension costs
The net periodic pension cost for defined benefit pension and other post-retirement defined benefit plans is the cost of the respective plan for a period during which an employee renders services. The actual amount to be recognized is determined using an actuarial formula which considers, among other factors, current service cost, interest cost, expected return on plan assets and the amortization of both prior service cost/(credit) and actuarial losses/(gains) recognized in AOCI.

Components of total pension costs
	Defined benefit pension plans						Other post- retirement defined benefit plans

	Switzerland			International			International

in	2011	2010	2009	2011	2010	2009	2011	2010	2009

Total pension costs (CHF million)

Service costs on benefit obligation	319	269	217	33	30	33	–	1	1

Interest costs on benefit obligation	416	453	471	123	134	129	7	9	9

Expected return on plan assets	(668)	(637)	(610)	(160)	(163)	(166)	–	–	–

Amortization of recognized prior service cost/(credit)	17	17	35	–	1	1	(2)	(2)	(2)

Amortization of recognized actuarial losses/(gains)	84	86	6	51	36	17	9	6	8

Net periodic pension costs	168	188	119	47	38	14	14	14	16

Settlement losses/(gains)	–	1	6	–	(2)	1	–	–	–

Curtailment losses/(gains)	1	–	–	–	–	(2)	–	–	–

Special termination benefits	10	2	7	–	–	–	–	–	–

Total pension costs	179	191	132	47	36	13	14	14	16

Total pension costs reflected in compensation and benefits – other for 2011, 2010 and 2009 were CHF 240 million, CHF 241 million and CHF 161 million, respectively.
In the second quarter of 2011, as part of its strategic plan, the Group started implementing a number of cost-efficiency measures including headcount reduction. This resulted in a curtailment loss of CHF 1 million, reflecting the immediate recognition of the prior service cost relating to the years of service no longer expected to be rendered, and in special termination benefit costs of CHF 10 million relating to early retirements in Switzerland. The previous headcount reduction announced in December 2008, resulted in special termination benefits of CHF 2 million and CHF 7 million in 2010 and 2009, respectively, related to the Swiss pension plans and settlement payments of CHF 1 million and CHF 7 million in 2010 and 2009, respectively, in connection with our Swiss and US pension plans. The discontinuance of a Japanese plan in 2009 resulted in a curtailment gain of CHF 2 million in 2009 due to the reduction in the benefit obligation and a gain of CHF 2 million in 2010 from the related settlement of the obligation.

Benefit obligation
The benefit obligation is expressed as either accumulated benefit obligation (ABO) or PBO. While the ABO refers to the actuarial present value based on employee services rendered prior to that date and takes into account current and past compensation levels, the PBO also applies an assumption as to future compensation levels.

The following table shows the changes in the PBO, the fair value of plan assets and the amounts recognized in the consolidated balance sheets for the defined benefit pension and other post-retirement defined benefit plans as well as the ABO for the defined benefit pension plans.

Obligations and funded status of the plans
	Defined benefit pension plans				Other post- retirement defined benefit plans

	Switzerland		International		International

in / end of	2011	2010	2011	2010	2011	2010

PBO (CHF million) [1]

Beginning of the measurement period	13,813	13,324	2,373	2,299	160	141

Plan participant contributions	240	250	–	–	–	–

Service cost	319	269	33	30	–	1

Interest cost	416	453	123	134	7	9

Plan amendments	(483)	–	(2)	–	–	–

Settlements	–	(6)	(1)	(3)	–	–

Curtailments	(51)	(1)	1	–	–	–

Special termination benefits	10	2	4	3	–	–

Actuarial losses/(gains)	302	(3)	199	220	15	31

Plans added	–	–	–	9	–	–

Benefit payments	(622)	(475)	(56)	(52)	(8)	(8)

Exchange rate losses/(gains)	–	–	1	(267)	–	(14)

End of the measurement period	13,944	13,813	2,675	2,373	174	160

Fair value of plan assets (CHF million)

Beginning of the measurement period	13,428	12,594	2,121	2,036	–	–

Actual return on plan assets	(121)	377	485	218	–	–

Employer contributions	679	688	33	172	8	8

Plan participant contributions	240	250	–	–	–	–

Settlements	–	(6)	(1)	(3)	–	–

Benefit payments	(622)	(475)	(56)	(52)	(8)	(8)

Exchange rate gains/(losses)	–	–	4	(250)	–	–

End of the measurement period	13,604	13,428	2,586	2,121	–	–

Funded status recognized (CHF million)

Funded status of the plan – overfunded/(underfunded)	(340)	(385)	(89)	(252)	(174)	(160)

Total funded status recognized in the consolidated balance sheet at December 31	(340)	(385)	(89)	(252)	(174)	(160)

Total amount recognized (CHF million)

Noncurrent assets	0	17	498	166	–	–

Current liabilities	–	–	(8)	(13)	(8)	(8)

Noncurrent liabilities	(340)	(402)	(579)	(405)	(166)	(152)

Total amount recognized in the consolidated balance sheet at December 31	(340)	(385)	(89)	(252)	(174)	(160)

ABO (CHF million) [2]

End of the measurement period	13,467	12,847	2,584	2,287	–	–

1 Including estimated future salary increases. 2 Exclusive of estimated future salary increases.

US GAAP requires an employer to recognize the funded status of the defined benefit pension and other post-retirement defined benefit plans on the balance sheet. The funded status of these plans is determined as the difference between the fair value of plan assets and the PBO and may vary from year to year following any changes in the fair value of plan assets and variations of the PBO following changes in the underlying assumptions and census data. In 2011, the PBO was impacted by curtailments of CHF 51 million and special termination benefits of CHF 10 million relating to the headcount reduction in Switzerland reflecting the cost-efficiency measures started in the second quarter of 2011. In addition, the changeover from the annuity section to the savings section announced on December 20, 2011 resulted in a reduction in the PBO of CHF 515 million. Also, it was decided to merge the two pension plans in Switzerland, the main plan and the supplementary plan, which resulted in a prior service cost of CHF 32 million. In 2010, the PBO was impacted by settlements of CHF 6 million and special termination benefits of CHF 5 million, mainly from the Swiss and US pension plans in connection with the headcount reduction announced in December 2008. In addition, CHF 3 million of settlements were recognized in 2010 relating to the discontinuance of a Japanese plan.

The total net amount recognized in other assets – other and other liabilities – other in the consolidated balance sheets as of December 31, 2011 and 2010 was an underfunding of CHF 603 million and CHF 797 million, respectively.

In the fourth quarter of 2011, the Group made a special contribution of CHF 203 million to the Swiss pension plan. In 2010, the Group made special contributions of CHF 199 million and CHF 135 million to the Swiss and UK pension plans, respectively. In 2012, the Group expects to contribute CHF 631 million to the Swiss and international defined benefit pension plans and CHF 8 million to other post-retirement defined benefit plans.

PBO or ABO in excess of plan assets
The following table discloses the aggregate PBO and ABO, as well as the aggregate fair value of plan assets for those plans with PBO in excess of plan assets and those plans with ABO in excess of plan assets as of December 31, 2011 and 2010, respectively.

Defined benefit pension plans in which PBO or ABO were in excess of plan assets
	PBO exceeds fair value of plan assets				[1]	ABO exceeds fair value of plan assets				[1]

	Switzerland		International			Switzerland		International

December 31	2011	2010	2011	2010		2011	2010	2011	2010

CHF million

PBO	13,937	13,100	1,340	1,212		–	7	1,326	1,128

ABO	13,460	12,167	1,304	1,163		–	7	1,296	1,099

Fair value of plan assets	13,597	12,698	753	794		–	6	741	717

1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amount recognized in AOCI and other comprehensive income
The following table discloses the actuarial gains/(losses) and prior service credit/(cost) which were recorded in AOCI and subsequently recognized as components of net periodic pension cost.
Amounts recognized in AOCI, net of tax
	Defined benefit pension plans		Other post- retirement defined benefit plans		Total

in	2011	2010	2011	2010	2011	2010

Amounts recognized in AOCI (CHF million)

Actuarial gains/(losses)	(3,696)	(3,084)	(55)	(52)	(3,751)	(3,136)

Prior service credit/(cost)	358	(39)	4	6	362	(33)

Total	(3,338)	(3,123)	(51)	(46)	(3,389)	(3,169)

The following tables disclose the changes in other comprehensive income due to actuarial gains/(losses) and prior service credit/(cost) recognized in AOCI during 2011 and 2010 and the amortization of the aforementioned items as components of net periodic pension cost for these periods as well as the amounts expected to be amortized in 2012.

Amounts recognized in other comprehensive income
	Defined benefit pension plans			Other post- retirement defined benefit plans

in	Gross	Tax	Net	Gross	Tax	Net	Total net

2011 (CHF million)

Actuarial gains/(losses)	(965)	216	(749)	(15)	6	(9)	(758)

Prior service credit/(cost)	485	(102)	383	–	–	–	383

Amortization of actuarial losses/(gains)	135	(35)	100	9	(4)	5	105

Amortization of prior service cost/(credit)	17	(4)	13	(2)	1	(1)	12

Immediate recognition due to curtailment/settlement	49	(11)	38	–	–	–	38

Total amounts recognized in other comprehensive income	(279)	64	(215)	(8)	3	(5)	(220)

2010 (CHF million)

Actuarial gains/(losses)	(422)	103	(319)	(31)	12	(19)	(338)

Amortization of actuarial losses/(gains)	122	(30)	92	6	(3)	3	95

Amortization of prior service cost/(credit)	18	(4)	14	(2)	1	(1)	13

Immediate recognition due to curtailment/settlement	(2)	–	(2)	–	–	–	(2)

Total amounts recognized in other comprehensive income	(284)	69	(215)	(27)	10	(17)	(232)

Amounts in AOCI, net of tax, expected to be amortized in 2012
in 2012	Defined benefit pension plans	Other post- retirement defined benefit plans

CHF million

Amortization of actuarial losses/(gains)	161	8

Amortization of prior service cost/(credit)	(41)	(1)

Total	120	7

Assumptions
The measurement of both the net periodic pension cost as well as the benefit obligation is determined using explicit assumptions, each of which individually represents the best estimate of a particular future event. Where applicable, they should be in line with the expected market averages and benchmarks, the trend in the market and with historical rates.

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
	Defined benefit pension plans						Other post- retirement defined benefit plans

	Switzerland			International

December 31	2011	2010	2009	2011	2010	2009	2011	2010	2009

Net benefit pension cost (%)

Discount rate	3.1	3.5	3.9	5.5	6.0	6.3	5.5	6.1	6.4

Salary increases	2.0	2.6	2.6	4.2	4.3	4.0	–	–	–

Expected long-term rate of return on plan assets	4.8	4.8	4.8	7.3	7.2	7.5	–	–	–

Benefit obligation (%)

Discount rate	2.8	3.1	3.5	4.8	5.5	6.0	4.7	5.5	6.1

Salary increases	1.4	2.0	2.6	4.0	4.2	4.3	–	–	–

Net periodic pension cost and benefit obligation assumptions
The assumptions used to determine the benefit obligation as of the measurement date are also used to calculate the net periodic pension cost for the 12-month period following this date. The discount rate is one of the factors used to determine the present value as of the measurement date of the future cash outflows currently expected to be required to satisfy the benefit obligations when due. The assumption pertaining to salary increases is used to calculate the PBO, which is measured using an assumption as to future compensation levels.

The expected long-term rate of return on plan assets, which is used to calculate the expected return on plan assets as a component of the net periodic pension cost, reflects the average rate of earnings expected on the funds invested or to be invested to provide for the benefits included in the PBO. In estimating that rate, appropriate consideration is given to the returns being earned by the plan assets and the rates of return expected to be available for reinvestment.

The expected long-term rate of return on plan assets is based on total return forecasts and volatility and correlation estimates. Where possible, similar, if not related, approaches are followed to forecast returns for the various asset classes. For most asset classes, clearly specified multi-linear regression models to forecast returns are used or reliance is put on traditional models such as dividend discount and fair value models.

The expected long-term rate of return on debt securities reflects both accruing interest and price returns. The probable long-term relationship between the total return and certain exogenous variables pre-defined by economic model is explicitly used, which directly links the debt securities total return forecasts to the macro-forecasts.

The expected long-term rate of return on equity securities is based on a two-stage dividend discount model, which considers analyst consensus earnings to compute a market-implied equity risk premium. Dividends are estimated using market consensus earnings and the historical payout ratio. A subsequent scenario analysis was used to stress test the level of the return.

The expected long-term rate of return on real estate is based on error correction models. The underlying economic models reflect both the rental and the capital market side of the direct real estate market. This allows for a replicable and robust forecasting methodology for expected returns on real estate equity, fund and direct market indices.

The expected long-term rate of return on private equity and hedge funds is estimated by using private equity and hedge fund benchmarks and indices. In both private equity and hedge funds, a set of factors drives or explains returns. To capture these, multiple linear regression models with lagged returns are utilized. This methodology also lends itself to the fact that these alternative investments tended to be positively correlated with current and lagged equity securities returns.

Health care cost assumptions
The health care cost trend is used to determine the appropriate other post-retirement defined benefit costs. In determining those costs, an annual weighted-average rate of 9.00% for 2011 and 9.75% for 2010 and 2009 was assumed in the cost of covered health care benefits. As of December 31, 2011, the rate is assumed to decrease gradually to 5% by 2020 and remain at that level thereafter. As of December 31, 2011, 2010 and 2009, a 1% increase in the health care cost trend rate assumption would have resulted in an increase in post-retirement expenses of CHF 1.3 million, CHF 1.5 million and CHF 1.3 million, and an increase in accumulated post-retirement defined benefit obligation of CHF 23 million, CHF 26 million and CHF 19 million, respectively. A 1% decrease in the health care cost trend assumption would result in a decrease in post-retirement expenses of CHF 1.1 million, CHF 1.2 million and CHF 1.0 million, and a decrease in post-retirement defined benefit obligation of CHF 19 million, CHF 21 million and CHF 16 million as of December 31, 2011, 2010 and 2009.

Plan assets and investment strategy
Plan assets, which are assets that have been segregated and restricted to provide for plan benefits, are measured at their fair value as of the measurement date.
The Group’s defined benefit pension plans employ a total return investment approach, whereby a diversified mix of debt and equity securities and alternative investments, specifically hedge funds and private equity, are used to maximize the long-term return of plan assets while incurring a prudent level of risk. The intent of this strategy is to outperform plan liabilities over the long-term in order to minimize plan expenses. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Furthermore, equity securities are diversified across Swiss and non-Swiss stocks as well as among growth, value and small and large capitalization stocks. Real estate and alternative investments, such as private equity and hedge funds, are used to enhance long-term returns while improving portfolio diversification. Derivatives may be used to hedge or increase market exposure, but are not used to leverage the portfolio beyond the market value of the underlying investments. Investment risk is measured and monitored on an ongoing basis through periodic asset/liability studies and quarterly investment portfolio reviews. To limit investment risk, the Group pension plans follow defined strategic asset allocation guidelines. Depending on the market conditions, these guidelines are even more limited on a short-term basis.

As of December 31, 2011 and 2010, the total fair value of Group debt securities included in plan assets was CHF 598 million and CHF 251 million, respectively, and the total fair value of Group equity securities and options was CHF 33 million and CHF 15 million, respectively.

Fair value hierarchy of plan assets
> Refer to “Fair value hierarchy” in Note 33 – Financial instruments for discussion of the fair value hierarchy.
Qualitative disclosures of valuation techniques used to measure fair value
Cash and cash equivalents
Cash and cash equivalents includes money market instruments such as bankers’ acceptances, certificates of deposit, CP, book claims, treasury bills, other rights and commingled funds. Valuations of money market instruments and commingled funds are generally based on observable inputs.

Debt securities
Debt securities include government and corporate bonds which are generally quoted in active markets. Debt securities for which market prices are not available, are valued based on yields reflecting the perceived risk of the issuer and the maturity of the security, recent disposals in the market or other modeling techniques, which may involve judgment.

Equity securities
Equity securities held include common equity shares, convertible bonds and shares in investment companies and units in mutual funds. The common equity shares are generally traded on public stock exchanges for which quoted prices are regularly available. Convertible bonds are generally valued using observable pricing sources. Shares in investment companies and units in mutual funds, which are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable, are measured at fair value using NAV.

Derivatives
Derivatives include both OTC and exchange-traded derivatives. The fair value of OTC derivatives is determined on the basis of inputs that include those characteristics of the derivative that have a bearing on the economics of the instrument. The determination of the fair value of many derivatives involves only a limited degree of subjectivity since the required inputs are generally observable in the marketplace. Other more complex derivatives may use unobservable inputs. Such inputs include long-dated volatility assumptions on OTC option transactions and recovery rate assumptions for credit derivative transactions. The fair value of exchange-traded derivatives is typically derived from the observable exchange prices and/or observable inputs.

Real estate
Real estate includes direct real estate as well as investments in real estate investment companies, trusts or mutual funds. Direct real estate is initially measured at its transaction price, which is the best estimate of fair value. Thereafter, direct real estate is individually measured at fair value based on a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. The availability of information used in these modeling techniques is often limited and involves significant judgment in evaluating these different factors over time. Real estate investment companies, trusts and mutual funds, which are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable, are measured at fair value using NAV.

Alternative investments
Private equity includes direct investments, investments in partnerships that make private equity and related investments in various portfolio companies and funds and fund of funds partnerships. Private equity consists of both publicly traded securities and private securities. Publicly traded investments that are restricted or that are not quoted in active markets are valued based on publicly available quotes with appropriate adjustments for liquidity or trading restrictions made. Private equity is valued taking into account a number of factors, such as the most recent round of financing involving unrelated new investors, earnings multiple analyses using comparable companies or discounted cash flow analyses. Private equity for which a fair value is not readily determinable is measured at fair value using NAV provided by the general partner.

Hedge funds that are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable, is measured at fair value using NAV provided by the fund administrator.
Fair value of plan assets
The following tables present the plan assets measured at fair value on a recurring basis as of December 31, 2011 and 2010, for the Group’s defined benefit pension plans.
Plan assets measured at fair value on a recurring basis
	2011					2010

end of	Level 1	Level 2		Level 3	Total	Level 1	Level 2		Level 3	Total

Plan assets at fair value (CHF million)

Cash and cash equivalents	2,212	–		–	2,212	890	1,366		–	2,256

Debt securities	1,525	3,890		–	5,415	1,806	3,576		–	5,382

of which governments	1,410	39		–	1,449	1,806	38		–	1,844

of which corporates	115	3,851		–	3,966	–	3,538		–	3,538

Equity securities	1,040	1,421		–	2,461	840	1,282		–	2,122

Real estate	–	500		1,034	1,534	–	492		1,014	1,506

of which direct	–	–		1,034	1,034	–	–		1,014	1,014

of which indirect	–	500		0	500	–	492		–	492

Alternative investments	–	1,376		606	1,982	–	1,640		573	2,213

of which private equity	–	–		606	606	–	–		573	573

of which hedge funds	–	1,583		–	1,583	–	1,526		–	1,526

of which other	–	(207)	[1]	–	(207)	–	114	[1]	–	114

Other investments	–	0		–	0	–	(51)		–	(51)

Switzerland	4,777	7,187		1,640	13,604	3,536	8,305		1,587	13,428

Cash and cash equivalents	51	18		–	69	138	19		–	157

Debt securities	130	792		90	1,012	65	644		122	831

of which governments	128	2		–	130	57	1		–	58

of which corporates	2	790		90	882	8	643		122	773

Equity securities	82	807		–	889	–	1,006		–	1,006

Real estate - indirect	–	–		84	84	–	–		52	52

Alternative investments	3	351		90	444	–	(97)		94	(3)

of which private equity	–	–		9	9	–	–		8	8

of which hedge funds	–	–		81	81	–	3		81	84

of which other	3	351	[1]	0	354	–	(100)	[1]	5	(95)

Other investments	–	88		–	88	–	78		–	78

International	266	2,056		264	2,586	203	1,650		268	2,121

Total plan assets at fair value	5,043	9,243		1,904	16,190	3,739	9,955		1,855	15,549

1 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets

	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period

2011 (CHF million)

Debt securities - corporates	122	30	(2)	(4)	5	(61)	0	90

Real estate	1,066	–	–	31	0	21	0	1,118

of which direct	1,014	–	–	20	–	–	–	1,034

of which indirect	52	–	–	11	0	21	0	84

Alternative investments	667	3	(4)	25	(2)	6	1	696

of which private equity	581	–	–	28	(5)	10	1	615

of which hedge funds	81	3	–	(3)	3	(3)	0	81

of which other	5	–	(4)	0	0	(1)	0	0

Total plan assets at fair value	1,855	33	(6)	52	3	(34)	1	1,904

of which Switzerland	1,587	–	–	47	(5)	10	1	1,640

of which International	268	33	(6)	5	8	(44)	0	264

2010 (CHF million)

Debt securities - corporates	176	0	–	16	1	(56)	(15)	122

Real estate	996	–	–	32	–	40	(2)	1,066

of which direct	982	–	–	29	–	3	–	1,014

of which indirect	14	–	–	3	–	37	(2)	52

Alternative investments	572	–	–	(7)	3	104	(5)	667

of which private equity	527	–	–	(7)	1	61	(1)	581

of which hedge funds	45	–	–	0	2	38	(4)	81

of which other	–	–	–	0	0	5	–	5

Total plan assets at fair value	1,744	0	–	41	4	88	(22)	1,855

of which Switzerland	1,497	–	–	22	–	68	–	1,587

of which International	247	0	–	19	4	20	(22)	268

The following table shows the plan asset allocation as of the measurement date calculated based on the fair value at that date including the performance of each asset class.
Weighted-average plan asset allocation as of the measurement date
	Switzerland		International

December 31	2011	2010	2011	2010

Weighted-average plan asset allocation (%)

Cash and cash equivalents	16.2	16.8	2.7	7.4

Debt securities	39.8	40.0	39.1	39.1

Equity securities	18.1	15.8	34.4	47.4

Real estate	11.3	11.2	3.2	2.5

Alternative investments	14.6	16.2	17.2	0.0

Insurance	0.0	0.0	3.4	3.6

Total	100.0	100.0	100.0	100.0

The following table shows the target plan asset allocation for 2012 in accordance with the Group’s investment strategy. The target plan asset allocation is used to determine the expected return on plan assets to be considered in the net periodic pension costs for 2012.

Weighted-average target plan asset allocation to be applied prospectively
	Switzerland	International

2012 (%)

Cash and cash equivalents	10	1

Debt securities	40	56

Equity securities	25	21

Real estate	10	3

Alternative investments	15	16

Insurance	0	3

Total	100	100

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
	Defined benefit pension plans	Other post- retirement defined benefit plans

Estimated future benefit payments (CHF million)

2012	876	8

2013	873	8

2014	891	9

2015	900	10

2016	914	10

For five years thereafter	4,763	54

Defined contribution pension plans
The Group contributes to various defined contribution pension plans primarily in the US and the UK as well as other countries throughout the world. During 2011, 2010 and 2009, the Group contributed to these plans and recognized as expense CHF 246 million, CHF 263 million and CHF 235 million, respectively.

Derivatives and hedging activities	12 Months Ended
Dec. 31, 2011
Derivatives and hedging activities
Derivatives and hedging activities

Derivatives are generally either privately negotiated OTC contracts or standard contracts transacted through regulated exchanges. The Group’s most frequently used freestanding derivative products, entered into for trading and risk management purposes, include interest rate, credit default and cross-currency swaps, interest rate and foreign exchange options, foreign exchange forward contracts and foreign exchange and interest rate futures.

The Group also enters into contracts that are not considered derivatives in their entirety but include embedded derivative features. Such transactions primarily include issued and purchased structured debt instruments where the return may be calculated by reference to an equity security, index or third-party credit risk, or that have non-standard interest or foreign exchange terms.

On the date a derivative contract is entered into, the Group designates it as belonging to one of the following categories:
– trading activities;
– a risk management transaction that does not qualify as a hedge under accounting standards (referred to as an economic hedge);
– a hedge of the fair value of a recognized asset or liability;
– a hedge of the variability of cash flows to be received or paid relating to a recognized asset or liability or a forecasted transaction; or
– a hedge of a net investment in a foreign operation.
Trading activities
The Group is active in most of the principal trading markets and transacts in many popular trading and hedging products. As noted above, this includes the use of swaps, futures, options and structured products, such as custom transactions using combinations of derivatives, in connection with its sales and trading activities. Trading activities include market making, positioning and arbitrage activities. The majority of the Group’s derivatives were used for trading activities.

Economic hedges
Economic hedges arise when the Group enters into derivative contracts for its own risk management purposes, but the contracts entered into do not qualify for hedge accounting under US GAAP. These economic hedges include the following types:

– interest rate derivatives to manage net interest rate risk on certain core banking business assets and liabilities;
– foreign exchange derivatives to manage foreign exchange risk on certain core banking business revenue and expense items, as well as on core banking business assets and liabilities;
– credit derivatives to manage credit risk on certain loan portfolios; and
– futures to manage risk on equity positions including convertible bonds.
Derivatives used in economic hedges are included as trading assets or trading liabilities in the consolidated balance sheets.
Hedge accounting
Fair value hedges
The Group designates fair value hedges as part of an overall interest rate risk management strategy that incorporates the use of derivative instruments to minimize fluctuations in earnings that are caused by interest rate volatility. In addition to hedging changes in fair value due to interest rate risk associated with fixed rate loans, repurchase agreements and long-term debt instruments, the Group uses:

– cross-currency swaps to convert foreign-currency-denominated fixed rate assets or liabilities to floating rate functional currency assets or liabilities; and
– foreign exchange forward contracts to hedge the foreign exchange risk associated with available-for-sale securities.
Cash flow hedges
The Group designates cash flow hedges as part of its strategy to mitigate its risk to variability of cash flows on loans, deposits and other debt obligations by using interest rate swaps to convert variable rate assets or liabilities to fixed rates. The Group also uses cross-currency swaps to convert foreign-currency-denominated fixed and floating rate assets or liabilities to fixed rate assets or liabilities based on the currency profile to which the Group elects to be exposed. This includes, but is not limited to, Swiss francs and US dollars. Further, the Group uses derivatives to hedge its cash flows associated with forecasted transactions. As of the end of 2011, the maximum length of time over which the Group hedged its exposure to the variability in future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, was 20 months.

Net investment hedges
The Group designates net investment hedges as part of its strategy to hedge selected net investments in foreign operations against adverse movements in foreign exchange rates, typically using forward foreign exchange contracts.

Hedge effectiveness assessment
The Group assesses the effectiveness of hedging relationships both prospectively and retrospectively. The prospective assessment is made both at the inception of a hedging relationship and on an ongoing basis, and requires the Group to justify its expectation that the relationship will be highly effective over future periods. The retrospective assessment is also performed on an ongoing basis and requires the Group to determine whether or not the hedging relationship has actually been effective. If the Group concludes, through a retrospective evaluation, that hedge accounting is appropriate for the current period, then it measures the amount of hedge ineffectiveness to be recognized in earnings.

Fair value of derivative instruments
The tables below present gross derivative replacement values by type of contract and balance sheet location and whether the derivative is used for trading purposes or in a qualifying hedging relationship. Notional amounts have also been provided as an indication of the volume of derivative activity within the Group.

Information on bifurcated embedded derivatives has not been included in this table. Under US GAAP, the Group elected to account for substantially all financial instruments with an embedded derivative that is not considered clearly and closely related to the host contract at fair value.

> Refer to “Note 33 – Financial instruments” for further discussion of the fair value of derivatives.
Fair value of derivative instruments
	Trading			Hedging			[1]

end of 2011	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	7,210.5	4.5	4.2	0.0	0.0	0.0

Swaps	28,754.5	658.0	650.0	71.2	3.8	2.3

Options bought and sold (OTC)	2,902.5	65.9	66.3	0.0	0.0	0.0

Futures	2,537.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	962.3	0.4	0.3	0.0	0.0	0.0

Interest rate products	42,366.9	728.8	720.8	71.2	3.8	2.3

Forwards	2,133.0	29.7	30.7	17.4	0.1	0.0

Swaps	1,230.0	34.1	51.3	0.0	0.0	0.0

Options bought and sold (OTC)	831.7	12.3	12.7	0.0	0.0	0.0

Futures	25.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	3.7	0.0	0.0	0.0	0.0	0.0

Foreign exchange products	4,224.0	76.1	94.7	17.4	0.1	0.0

Forwards	16.3	1.4	1.4	0.0	0.0	0.0

Options bought and sold (OTC)	34.7	0.9	1.0	0.0	0.0	0.0

Futures	0.1	0.0	0.0	0.0	0.0	0.0

Precious metals products	51.1	2.3	2.4	0.0	0.0	0.0

Forwards	4.1	0.9	0.0	0.0	0.0	0.0

Swaps	211.4	5.8	5.7	0.0	0.0	0.0

Options bought and sold (OTC)	241.5	14.5	14.9	0.0	0.0	0.0

Futures	57.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	366.0	18.2	21.2	0.0	0.0	0.0

Equity/index-related products	880.8	39.4	41.8	0.0	0.0	0.0

Credit derivatives [2]	2,042.7	63.3	60.0	0.0	0.0	0.0

Forwards	8.7	0.9	0.8	0.0	0.0	0.0

Swaps	63.6	8.3	7.8	0.0	0.0	0.0

Options bought and sold (OTC)	29.9	2.2	1.7	0.0	0.0	0.0

Futures	177.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	63.3	3.9	3.8	0.0	0.0	0.0

Other products [3]	342.6	15.3	14.1	0.0	0.0	0.0

Total derivative instruments	49,908.1	925.2	933.8	88.6	3.9	2.3

The notional amount for derivative instruments (trading and hedging) was CHF 49,996.7 billion as of December 31, 2011.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments (continued)
	Trading			Hedging			[1]

end of 2010	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	8,073.9	6.3	5.9	0.0	0.0	0.0

Swaps	24,103.8	429.2	422.3	70.0	2.5	1.7

Options bought and sold (OTC)	2,420.3	44.9	46.1	0.0	0.0	0.0

Futures	2,769.2	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	1,365.6	0.5	0.3	0.0	0.0	0.0

Interest rate products	38,732.8	480.9	474.6	70.0	2.5	1.7

Forwards	2,062.4	35.2	37.9	19.4	0.4	0.1

Swaps	1,059.0	35.0	45.8	0.0	0.0	0.0

Options bought and sold (OTC)	796.9	14.4	15.1	0.0	0.0	0.0

Futures	13.5	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	5.6	0.1	0.1	0.0	0.0	0.0

Foreign exchange products	3,937.4	84.7	98.9	19.4	0.4	0.1

Forwards	15.9	1.7	1.4	0.0	0.0	0.0

Options bought and sold (OTC)	25.4	0.7	0.8	0.0	0.0	0.0

Futures	0.5	0.0	0.0	0.0	0.0	0.0

Precious metals products	41.8	2.4	2.2	0.0	0.0	0.0

Forwards	6.2	1.1	0.1	0.0	0.0	0.0

Swaps	213.7	4.2	7.5	0.0	0.0	0.0

Options bought and sold (OTC)	268.2	15.0	16.2	0.0	0.0	0.0

Futures	77.9	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	389.5	17.0	18.0	0.0	0.0	0.0

Equity/index-related products	955.5	37.3	41.8	0.0	0.0	0.0

Credit derivatives [2]	1,989.5	49.5	46.6	0.0	0.0	0.0

Forwards	32.0	2.0	1.9	0.0	0.0	0.0

Swaps	100.9	14.1	15.7	0.0	0.0	0.0

Options bought and sold (OTC)	50.1	3.2	2.9	0.0	0.0	0.0

Futures	219.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	128.6	4.8	4.8	0.0	0.0	0.0

Other products [3]	531.4	24.1	25.3	0.0	0.0	0.0

Total derivative instruments	46,188.4	678.9	689.4	89.4	2.9	1.8

The notional amount for derivative instruments (trading and hedging) was CHF 46,277.8 billion as of December 31, 2010.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments (continued)
	2011		2010

end of	Positive replacement value (PRV)	Negative replacement value (NRV)	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Replacement values (trading and hedging) before netting agreements	929.1	936.1	681.8	691.2

Counterparty netting [1]	(836.4)	(836.4)	(602.9)	(602.9)

Cash collateral netting [1]	(36.5)	(37.6)	(28.5)	(29.2)

Replacement values (trading and hedging) after netting agreements	56.2	62.1	50.4	59.1

of which recorded in trading assets (PRV) and trading liabilities (NRV)	52.5	60.1	47.7	57.9

of which recorded in other assets (PRV) and other liabilities (NRV)	3.7	2.0	2.7	1.2

1 Netting was based on legally enforceable netting agreements.

Fair value hedges
in	2011	2010	2009

Gains/(losses) recognized in income on derivatives (CHF million)

Interest rate products	548	564	(664)

Foreign exchange products	20	21	3

Total	568	585	(661)

Gains/(losses) recognized in income on hedged items (CHF million)

Interest rate products	(585)	(546)	644

Foreign exchange products	(20)	(21)	(3)

Total	(605)	(567)	641

Details of fair value hedges (CHF million)

Net gains/(losses) on the ineffective portion	(37)	18	(20)

Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
in	2011		2010		2009

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Foreign exchange products	(6)		39		117

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products	31	[1]	27	[1]	13	[2]

Represents gains/(losses) on effective portion.
1 Included in commissions and fees. 2 Included in total operating expenses.

The net loss associated with cash flow hedges expected to be reclassified from AOCI within the next 12 months was CHF 9 million.
Net investment hedges
in	2011		2010		2009

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Interest rate products	0		8		12

Foreign exchange products	280		1,563		(1,401)

Total	280		1,571		(1,389)

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products	4	[1]	(4)	[1]	(21)	[2]

Total	4		(4)		(21)

Represents gains/(losses) on effective portion.
1 Included in other revenues. 2 Primarily included in discontinued operations.

The Group includes all derivative instruments not included in hedge accounting relationships in its trading activities.
> Refer to “Note 8 – Trading revenues” for gains and losses on trading activities by product type.
Disclosures relating to contingent credit risk
Certain of the Group’s derivative instruments contain provisions that require it to maintain a specified credit rating from each of the major credit rating agencies. If the ratings fall below that specified in the contract, the counterparties to the agreements could request payment of additional collateral on those derivative instruments that are in a net liability position. Certain of the derivative contracts also provide for termination of the contract, generally upon a downgrade of either the Group or the counterparty, at the existing mark-to-market replacement value of the derivative contract.

The following table provides the Group’s current net exposure from contingent credit risk relating to derivative contracts with bilateral counterparties and SPEs that include credit support agreements, the related collateral posted and the additional collateral required in a one-notch and a two-notch downgrade event, respectively. The table also includes derivative contracts with contingent credit risk features without credit support agreements that have accelerated termination event conditions. The current net exposure for derivative contracts with bilateral counterparties and contracts with accelerated termination event conditions is the aggregate fair value of derivative instruments that were in a net liability position. For SPEs, the current net exposure by contract may include amounts other than or in addition to the NRV of derivative instruments with credit risk-related contingent features.

Contingent credit risk
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total

2011 (CHF billion)

Current net exposure	17.0	2.0	0.7	19.7

Collateral posted	14.8	1.8	–	16.6

Additional collateral required in a one-notch downgrade event	0.2	1.6	0.0	1.8

Additional collateral required in a two-notch downgrade event	0.4	3.0	0.5	3.9

2010 (CHF billion)

Current net exposure	14.6	2.1	0.8	17.5

Collateral posted	13.0	2.0	–	15.0

Additional collateral required in a one-notch downgrade event	0.2	1.8	0.1	2.1

Additional collateral required in a two-notch downgrade event	0.4	3.2	0.4	4.0

Credit derivatives
Credit derivatives are contractual agreements in which the buyer generally pays a fee in exchange for a contingent payment by the seller if there is a credit event on the underlying referenced entity or asset. They are generally privately negotiated OTC contracts, with numerous settlement and payment terms, and most are structured so that they specify the occurrence of an identifiable credit event, which can include bankruptcy, insolvency, receivership, material adverse restructuring of debt or failure to meet obligations when due.

The Group enters into credit derivative contracts in the normal course of business, buying and selling protection to facilitate client transactions and as a market maker. This includes providing structured credit products for its clients to enable them to hedge their credit risk. The referenced instruments of these structured credit products are both investment grade and non-investment grade and could include corporate bonds, sovereign debt, asset-backed securities (ABS) and loans. These instruments can be formed as single items (single-named instruments) or combined on a portfolio basis (multi-named instruments). The Group purchases protection to economically hedge various forms of credit exposure, for example, the economic hedging of loan portfolios or other cash positions. Finally, the Group also takes proprietary positions which can take the form of either purchased or sold protection.

The credit derivatives most commonly transacted by the Group are CDS and credit swaptions. CDSs are contractual agreements in which the buyer of the swap pays an upfront and/or a periodic fee in return for a contingent payment by the seller of the swap following a credit event of the referenced entity or asset. Credit swaptions are options with a specified maturity to buy or sell protection under a CDS on a specific referenced credit event.

In addition, to reduce its credit risk, the Group enters into legally enforceable netting agreements with its derivative counterparties. Collateral on these derivative contracts is usually posted on a net counterparty basis and cannot be allocated to a particular derivative contract.

Credit protection sold
Credit protection sold is the maximum potential payout, which is based on the notional value of derivatives and represents the amount of future payments that the Group would be required to make as a result of credit risk-related events. The Group believes that the maximum potential payout is not representative of the actual loss exposure based on historical experience. This amount has not been reduced by the Group’s rights to the underlying assets and the related cash flows. In accordance with most credit derivative contracts, should a credit event (or settlement trigger) occur, the Group is usually liable for the difference between the credit protection sold and the recourse it holds in the value of the underlying assets. The maximum potential amount of future payments has not been reduced for any cash collateral paid to a given counterparty as such payments would be calculated after netting all derivative exposures, including any credit derivatives with that counterparty in accordance with a related master netting agreement. Due to such netting processes, determining the amount of collateral that corresponds to credit derivative exposures only is not possible.

To reflect the quality of the payment risk on credit protection sold, the Group assigns an internally generated rating to those instruments referenced in the contracts. Internal ratings are assigned by experienced credit analysts based on expert judgment that incorporates analysis and evaluation of both quantitative and qualitative factors. The specific factors analyzed, and their relative importance, are dependent on the type of counterparty. The analysis emphasizes a forward-looking approach, concentrating on economic trends and financial fundamentals, and making use of peer analysis, industry comparisons and other quantitative tools. External ratings and market information are also used in the analysis process where available.

Credit protection purchased
Credit protection purchased represents those instruments where the underlying reference instrument is identical to the reference instrument of the credit protection sold. The maximum potential payout amount of credit protection purchased for each individual identical underlying reference instrument may be greater or lower than the notional amount of protection sold.

The Group also considers estimated recoveries that they would receive if the specified credit event occurred, including both the anticipated value of the underlying referenced asset that would, in most instances, be transferred to the Group and the impact of any purchased protection with an identical reference instrument and product type.

Other protection purchased
In the normal course of business, the Group purchases protection to offset the risk of credit protection sold that may have similar, but not identical, reference instruments, and may use similar, but not identical, products, which reduces the total credit derivative exposure. Other protection purchased is based on the notional value of the instruments.

The Group purchases its protection from banks and broker dealers, other financial institutions and other counterparties.
Fair value of credit protection sold
The fair values of the credit protection sold also give an indication of the amount of payment risk, as the negative fair values increase when the potential payment under the derivative contracts becomes more probable.

The following tables do not include all credit derivatives and differ from the credit derivatives in the “Fair value of derivative instruments” table. This is due to the exclusion of certain credit derivative instruments under US GAAP, which defines a credit derivative as a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specified entity (or a group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit risk-related events specified in the contract.

Certain cash collateralized debt obligations (CDOs) and other instruments were excluded as they do not fall within the scope of US GAAP rules. Total return swaps (TRS) of CHF 4.8 billion were also excluded because a TRS does not expose the seller to potential loss from credit risk-related events specified in the contract. A TRS only provides protection against a loss in asset value and not against additional amounts as a result of specific credit events.

Credit protection sold/purchased
end of 2011	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold

Single-name instruments (CHF billion)

Investment grade [2]	(452.2)	432.4		(19.8)	55.6	(9.0)

Non-investment grade	(189.1)	179.4		(9.7)	16.7	(15.3)

Total single-name instruments	(641.3)	611.8		(29.5)	72.3	(24.3)

of which sovereigns	(134.8)	132.6		(2.2)	10.8	(8.1)

of which non-sovereigns	(506.5)	479.2		(27.3)	61.5	(16.2)

Multi-name instruments (CHF billion)

Investment grade [2]	(278.2)	253.1		(25.1)	14.5	(15.5)

Non-investment grade	(71.9)	64.1	[3]	(7.8)	9.0	(1.7)

Total multi-name instruments	(350.1)	317.2		(32.9)	23.5	(17.2)

of which sovereigns	(18.4)	17.5		(0.9)	0.9	(1.5)

of which non-sovereigns	(331.7)	299.7		(32.0)	22.6	(15.7)

Total instruments (CHF billion)

Investment grade [2]	(730.4)	685.5		(44.9)	70.1	(24.5)

Non-investment grade	(261.0)	243.5		(17.5)	25.7	(17.0)

Total instruments	(991.4)	929.0		(62.4)	95.8	(41.5)

of which sovereigns	(153.2)	150.1		(3.1)	11.7	(9.6)

of which non-sovereigns	(838.2)	778.9		(59.3)	84.1	(31.9)

end of 2010

Single-name instruments (CHF billion)

Investment grade [2]	(467.5)	450.1		(17.4)	49.0	1.0

Non-investment grade	(195.3)	169.2		(26.1)	17.2	(2.2)

Total single-name instruments	(662.8)	619.3		(43.5)	66.2	(1.2)

of which sovereigns	(115.2)	113.5		(1.7)	10.3	(2.4)

of which non-sovereigns	(547.6)	505.8		(41.8)	55.9	1.2

Multi-name instruments (CHF billion)

Investment grade [2]	(238.4)	215.1		(23.3)	14.5	(4.8)

Non-investment grade	(60.3)	55.9		(4.4)	16.1	(1.1)

Total multi-name instruments	(298.7)	271.0		(27.7)	30.6	(5.9)

of which sovereigns	(15.5)	14.7		(0.8)	0.7	(0.7)

of which non-sovereigns	(283.2)	256.3		(26.9)	29.9	(5.2)

Total instruments (CHF billion)

Investment grade [2]	(705.9)	665.2		(40.7)	63.5	(3.8)

Non-investment grade	(255.6)	225.1		(30.5)	33.3	(3.3)

Total instruments	(961.5)	890.3		(71.2)	96.8	(7.1)

of which sovereigns	(130.7)	128.2		(2.5)	11.0	(3.1)

of which non-sovereigns	(830.8)	762.1		(68.7)	85.8	(4.0)

1 Represents credit protection purchased with identical underlyings and recoveries. 2 Based on internal ratings of BBB and above. 3 Includes Clock Finance.

The following table reconciles the notional amount of credit derivatives included in the table “Fair value of derivative instruments” to the table “Credit protection sold/purchased”.
Credit derivatives
end of	2011

Credit derivatives (CHF billion)

Credit protection sold	991.4

Credit protection purchased	929.0

Other protection purchased	95.8

Other instruments	26.5	[1]

Total credit derivatives	2,042.7

1 Consists of certain cash collateralized debt obligations, TRS and other derivative instruments.

The segregation of the future payments by maturity range and underlying risk gives an indication of the current status of the potential for performance under the derivative contracts.
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total

2011 (CHF billion)

Single-name instruments	134.1	394.5	112.7	641.3

Multi-name instruments	58.7	202.4	89.0	350.1

Total instruments	192.8	596.9	201.7	991.4

2010 (CHF billion)

Single-name instruments	90.7	468.2	103.9	662.8

Multi-name instruments	27.3	227.0	44.4	298.7

Total instruments	118.0	695.2	148.3	961.5

Guarantees and commitments	12 Months Ended
Dec. 31, 2011
Guarantees and commitments
Guarantees and commitments

Guarantees
In the ordinary course of business, guarantees are provided that contingently obligate Credit Suisse to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing or other contractual arrangement. The total gross amount disclosed within the Guarantees table reflects the maximum potential payment under the guarantees. The carrying value represents the Group’s current best estimate of payments that will be required under existing guarantee arrangements.

Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

2011 (CHF million)

Credit guarantees and similar instruments	3,273	2,062	1,106	907	7,348	6,613		50	2,455

Performance guarantees and similar instruments	5,598	1,674	1,317	1,715	10,304	9,394		73	3,381

Securities lending indemnifications	15,005	0	0	0	15,005	15,005		0	15,005

Derivatives [2]	27,593	12,953	5,137	5,710	51,393	51,393		3,650	–	[3]

Other guarantees	3,972	387	422	194	4,975	4,939		4	2,268

Total guarantees	55,441	17,076	7,982	8,526	89,025	87,344		3,777	23,109

2010 (CHF million)

Credit guarantees and similar instruments	3,413	1,525	1,033	1,437	7,408	6,922		512	4,357

Performance guarantees and similar instruments	6,627	2,157	1,213	2,109	12,106	10,840		100	4,317

Securities lending indemnifications	18,254	0	0	0	18,254	18,254		0	18,254

Derivatives [2]	35,804	19,292	6,486	4,061	65,643	65,643		2,246	–	[3]

Other guarantees	4,349	544	278	287	5,458	5,387		8	2,622

Total guarantees	68,447	23,518	9,010	7,894	108,869	107,046		2,866	29,550

1 Total net amount is computed as the gross amount less any participations. 2 Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments. 3 Collateral for derivatives accounted for as guarantees is not considered significant.

Credit guarantees and similar instruments
Credit guarantees and similar instruments are contracts that require the Group to make payments should a third party fail to do so under a specified existing credit obligation. The position includes standby letters of credit, commercial and residential mortgage guarantees and other guarantees associated with VIEs.

Standby letters of credit are made in connection with the corporate lending business and other corporate activities, where the Group provides guarantees to counterparties in the form of standby letters of credit, which represent obligations to make payments to third parties if the counterparties fail to fulfill their obligations under a borrowing arrangement or other contractual obligation.

Commercial and residential mortgage guarantees are made in connection with the Group’s commercial mortgage activities in the US, where the Group sells certain commercial and residential mortgages to the Federal National Mortgage Association (FNMA) and agrees to bear a percentage of the losses triggered by the borrowers failing to perform on the mortgage. The Group also issues guarantees that require it to reimburse FNMA for losses on certain whole loans underlying mortgage-backed securities issued by FNMA, which are triggered by borrowers failing to perform on the underlying mortgages.

The Group also provides guarantees to VIEs and other counterparties under which it may be required to buy assets from such entities upon the occurrence of certain triggering events such as rating downgrades and/or substantial decreases in fair value of those assets.

Performance guarantees and similar instruments
Performance guarantees and similar instruments are arrangements that require contingent payments to be made when certain performance-related targets or covenants are not met. Such covenants may include a customer’s obligation to deliver certain products and services or to perform under a construction contract. Performance guarantees are frequently executed as part of project finance transactions. The position includes private equity fund guarantees and guarantees related to residential mortgage securitization activities.

For private equity fund guarantees, the Group has provided investors in private equity funds sponsored by a Group entity guarantees on potential obligations of certain general partners to return amounts previously paid as carried interest to those general partners if the performance of the remaining investments declines. To manage its exposure, the Group generally withholds a portion of carried interest distributions to cover any repayment obligations. In addition, pursuant to certain contractual arrangements, the Group is obligated to make cash payments to certain investors in certain private equity funds if specified performance thresholds are not met.

Further, as part of the Group’s residential mortgage securitization activities in the US, the Group may guarantee the collection by the servicer and remittance to the securitization trust of prepayment penalties. The Group will have to perform under these guarantees in the event the servicer fails to remit the prepayment penalties.

Securities lending indemnifications
Securities lending indemnifications include arrangements in which the Group agreed to indemnify securities lending customers against losses incurred in the event that security borrowers do not return securities subject to the lending agreement and the collateral held is insufficient to cover the market value of the securities borrowed. As indicated in the Guarantees table, the Group was fully collateralized in respect of securities lending indemnifications.

Derivatives
Derivatives are issued in the ordinary course of business, generally in the form of written put options. Disclosures about derivative contracts are not required under US GAAP if such contracts may be cash settled and the Group has no basis to conclude it is probable that the counterparties held, at inception, the underlying instruments related to the derivative contracts. The Group has concluded that these conditions were met for certain active commercial and investment banks and certain other counterparties, and accordingly, the Group has not included such contracts as guarantees.

The Group manages its exposure to these derivatives by engaging in various hedging strategies to reduce its exposure. For some contracts, such as written interest rate caps or foreign exchange options, the maximum payout is not determinable as interest rates or exchange rates could theoretically rise without limit. For these contracts, notional amounts were disclosed in the table above in order to provide an indication of the underlying exposure. In addition, the Group carries all derivatives at fair value in the consolidated balance sheets and has considered the performance triggers and probabilities of payment when determining those fair values. It is more likely than not that written put options that are in-the-money to the counterparty will be exercised, for which the Group’s exposure was limited to the carrying value reflected in the table.

Other guarantees
Other guarantees include bankers’ acceptances, residual value guarantees, deposit insurance, contingent considerations in business combinations, the minimum value of an investment in mutual funds or private equity funds and all other guarantees that were not allocated to one of the categories above.

Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by FINMA or by compulsory liquidation of another deposit-taking bank, the Group’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Group’s banking subsidiaries in Switzerland, the Group’s share in the deposit insurance guarantee program for the period July 1, 2011 to June 30, 2012 is CHF 0.7 billion. These deposit insurance guarantees were reflected in other guarantees.

Representations and warranties on residential mortgage loans sold
In connection with Investment Banking’s sale of US residential mortgage loans, the Group has provided certain representations and warranties relating to the loans sold. The Group has provided these representations and warranties relating to sales of loans to: the US government-sponsored enterprises Fannie Mae and Freddie Mac (GSEs); institutional investors, primarily banks; and non-agency, or private label, securitizations. The loans sold are primarily loans that the Group has purchased from other parties. The scope of representations and warranties, if any, depends on the transaction, but can include: ownership of the mortgage loans and legal capacity to sell the loans; loan-to-value ratios and other characteristics of the property, the borrower and the loan; validity of the liens securing the loans and absence of delinquent taxes or related liens; conformity to underwriting standards and completeness of documentation; and origination in compliance with law. If it is determined that representations and warranties were breached, the Group may be required to repurchase the related loans or indemnify the investors to make them whole for losses. Whether the Group will incur a loss in connection with repurchases and make whole payments depends on: the extent to which claims are made; the validity of such claims (including the likelihood and ability to enforce claims); whether the Group can successfully claim against parties that sold loans to the Group and made representations and warranties to the Group; the residential real estate market, including the number of defaults; and whether the obligations of the securitization vehicles were guaranteed or insured by third parties.

The following tables present the total amount of residential mortgage loans sold during the period from January 1, 2004 to December 31, 2011 by counterparty type, the development of outstanding repurchase claims during the period from July 1, 2011 to December 31, 2011, the development of provisions for outstanding repurchase claims during the period January 1, 2011 to December 31, 2011 and the realized losses from the repurchase of residential mortgage loans sold.

Residential mortgage loans sold
Residential mortgage loans sold from January 1, 2004 to December 31, 2011 (USD billion)

Government-sponsored enterprises	8.2

Private investors [1]	22.1

Non-agency securitizations	128.5	[2]

Total	158.8

1 Primarily banks. 2 The outstanding balance of residential mortgage loans sold as of December 31, 2011 was USD 30.9 billion. The difference of the total balance of mortgage loans sold and the outstanding balance as of December 31, 2011 was attributable to borrower payments of USD 82.1 billion and losses of USD 15.5 billion due to loan defaults.

Residential mortgage loans sold – outstanding repurchase claims
	2011

	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total

Outstanding repurchase claims (USD million)

Balance as of July 1	60	487	1,084	1,631

New claims	29	10	1,160	1,199

Claims settled through repurchases	0	(1)	(4)	(5)	[1]

Other settlements	(8)	0	(3)	(11)	[2]

Total claims settled	(8)	(1)	(7)	(16)

Claims rescinded	(13)	(64)	(28)	(105)

Transfers to arbitration and litigation [3]	0	0	(1,966)	(1,966)

Balance as of December 31 [4]	68	432	243	743

1 Settled at a repurchase price of USD 5 million. 2 Settled at USD 9 million. 3 Refer to "Note 37 – Litigation" for repurchase claims that are in arbitration or litigation. 4 As of December 31, 2010, total outstanding repurchase claims were USD 473 million, of which USD 39 million, USD 434 million and USD 0 million related to government-sponsored enterprises, private investors and non-agency securitizations, respectively.

Provisions for outstanding repurchase claims
	2011

Provisions for outstanding repurchase claims (USD million) [1]

Balance as of January 1	29

Increase/(decrease) in provisions, net	47

Realized losses [2]	(17)

Balance as of December 31	59	[3]

1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 37 – Litigation" for further information. 2 Includes indemnifications paid to resolve loan repurchase claims. 3 Substantially all related to government-sponsored enterprises.

Losses from repurchase of residential mortgage loans sold
in	2011		2010		2009

Losses from repurchase of residential mortgage loans sold (USD million)

Realized losses	17	[1]	24	[2]	24	[2]

Includes indemnifications paid to resolve loan repurchase claims.
1 Primarily related to government-sponsored enterprises and non-agency securitizations. 2 Primarily related to government-sponsored enterprises.

Representations and warranties relating to residential mortgage loans sold to non-agency securitization vehicles are more limited in scope than those relating to residential mortgage loans sold to GSEs, and it can be more difficult to establish causation and standing in making a repurchase claim for breach of representations and warranties on residential mortgage loans sold in non-agency securitizations. The Group is involved in litigation relating to representations and warranties on residential mortgage loans sold.

> Refer to “Note 37 – Litigation” for further information.
Repurchase claims on residential mortgage loans sold that are, or become during the reporting period, subject to arbitration or litigation proceedings, are not included in the Guarantees and commitments disclosure of repurchase claims and related loss contingencies and provisions but are addressed in litigation and related loss contingencies and provisions.

Repurchase claims relating to residential mortgage loans sold may increase in the future based on the large number of defaults in residential mortgages, including those sold or securitized by the Group.

Disposal-related contingencies and other indemnifications
The Group has certain guarantees for which its maximum contingent liability cannot be quantified. These guarantees are not reflected in the table above and are discussed below.
Disposal-related contingencies
In connection with the sale of assets or businesses, the Group sometimes provides the acquirer with certain indemnification provisions. These indemnification provisions vary by counterparty in scope and duration and depend upon the type of assets or businesses sold. They are designed to transfer the potential risk of certain unquantifiable and unknowable loss contingencies, such as litigation, tax and intellectual property matters, from the acquirer to the seller. The Group closely monitors all such contractual agreements in order to ensure that indemnification provisions are adequately provided for in the Group’s consolidated financial statements.

Other indemnifications
The Group provides indemnifications to certain counterparties in connection with its normal operating activities, for which it is not possible to estimate the maximum amount that it could be obligated to pay. As a normal part of issuing its own securities, the Group typically agrees to reimburse holders for additional tax withholding charges or assessments resulting from changes in applicable tax laws or the interpretation of those laws. Securities that include these agreements to pay additional amounts generally also include a related redemption or call provision if the obligation to pay the additional amounts results from a change in law or its interpretation and the obligation cannot be avoided by the issuer taking reasonable steps to avoid the payment of additional amounts. Since such potential obligations are dependent on future changes in tax laws, the related liabilities the Group may incur as a result of such changes cannot be reasonably estimated. In light of the related call provisions typically included, the Group does not expect any potential liabilities in respect of tax gross-ups to be material.

The Group is a member of numerous securities exchanges and clearing houses and may, as a result of its membership arrangements, be required to perform if another member defaults. The Group has determined that it is not possible to estimate the maximum amount of these obligations and believes that any potential requirement to make payments under these arrangements is remote.

Lease commitments
Lease commitments (CHF million)

2012	601

2013	550

2014	470

2015	414

2016	379

Thereafter	2,145

Future operating lease commitments	4,559

Less minimum non-cancellable sublease rentals	418

Total net future minimum lease commitments	4,141

Rental expense for operating leases
in	2011	2010	2009

Rental expense for operating leases (CHF million)

Minimum rental expense	554	625	599

Sublease rental income	(97)	(123)	(125)

Total net expenses for operating leases	457	502	474

Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount		Total net amount	[1]	Collateral received

2011 (CHF million)

Irrevocable commitments under documentary credits	5,644	3	40	0	5,687		5,207		2,372

Loan commitments	157,701	19,988	35,755	7,116	220,560	[2]	215,343		144,278

Forward reverse repurchase agreements	28,885	0	0	0	28,885		28,885		28,885

Other commitments	1,457	405	872	874	3,608		3,608		33

Total other commitments	193,687	20,396	36,667	7,990	258,740		253,043		175,568

2010 (CHF million)

Irrevocable commitments under documentary credits	4,500	10	41	0	4,551		4,162		1,883

Loan commitments	153,759	35,459	12,234	8,101	209,553	[2]	202,999		142,425

Forward reverse repurchase agreements	51,968	0	0	0	51,968		51,968		51,968

Other commitments	1,375	833	1,095	557	3,860		3,860		55

Total other commitments	211,602	36,302	13,370	8,658	269,932		262,989		196,331

1 Total net amount is computed as the gross amount less any participations. 2 Included as of December 31, 2011 and 2010 were CHF 138,051 million and CHF 136,533 million, respectively, of unused credit limits which were revocable at the Group's sole discretion upon notice to the client.

Irrevocable commitments under documentary credits
Irrevocable commitments under documentary credits include exposures from trade finance related to commercial letters of credit under which the Group guarantees payments to exporters against presentation of shipping and other documents.

Loan commitments
Loan commitments include unused credit facilities that can be revoked at our sole discretion upon notice to the client. A small portion of total loan commitments is related to the leveraged finance business. Commitments to originate mortgage loans that will be held for sale are considered derivatives for accounting purposes and are not included in this disclosure. Such commitments are reflected as derivatives in the consolidated balance sheets.

Forward reverse repurchase agreements
Forward reverse repurchase agreements represent transactions in which the initial cash exchange of the reverse repurchase transactions takes place on specified future dates.
Other commitments
Other commitments include private equity commitments, firm commitments in underwriting securities, commitments arising from deferred payment letters of credit and from acceptances in circulation and liabilities for call and put options on shares and other equity instruments.

There are redeemable noncontrolling interests in the Group’s consolidated Brazilian subsidiary Credit Suisse Hedging-Griffo Investimentos S.A. The minority investors have the right to put their interest at a value that is based on a formula relating to the subsidiary’s performance. The put is exercisable by May 30, 2012 and, if exercised, would give the Group full control and ownership. The Group estimated the redemption value of the put to be BRL 1,209 million (CHF 609 million). The Group elected to accrete the value of the payment over 2011 and as of December 31, 2011, the estimated purchase price had been fully accrued in the balance of the redeemable noncontrolling interest in other liabilities and related commitments were released accordingly. In addition, the Group has a call option to acquire the noncontrolling interests by June 9, 2012.

Transfers of financial assets and variable interest entities	12 Months Ended
Dec. 31, 2011
Transfers of financial assets and variable interest entities
Transfers of financial assets and variable interest entities

In the normal course of business, the Group enters into transactions with, and makes use of, SPEs. An SPE is an entity in the form of a trust or other legal structure designed to fulfill a specific limited need of the company that organized it and is generally structured to isolate the SPE’s assets from creditors of other entities, including the Group. The principal uses of SPEs are to assist the Group and its clients in securitizing financial assets and creating investment products. The Group also uses SPEs for other client-driven activity, such as to facilitate financings, and Group tax or regulatory purposes.

Transfers of financial assets
Securitizations
The majority of the Group’s securitization activities involve mortgages and mortgage-related securities and are predominantly transacted using SPEs. In a typical securitization, the SPE purchases assets financed by proceeds received from the SPE’s issuance of debt and equity instruments, certificates, CP and other notes of indebtedness. These assets and liabilities are recorded on the balance sheet of the SPE and not reflected on Group’s consolidated balance sheet, unless either the Group sold the assets to the entity and the accounting requirements for sale were not met or the Group consolidates the SPE.

The Group purchases commercial and residential mortgages for the purpose of securitization and sells these mortgage loans to SPEs. These SPEs issue commercial mortgage-backed securities (CMBS), residential mortgage-backed securities (RMBS) and ABS that are collateralized by the assets transferred to the SPE and that pay a return based on the returns on those assets. Investors in these mortgage-backed securities or ABS typically have recourse to the assets in the SPEs, unless a third-party guarantee has been received to further enhance the creditworthiness of the assets. The investors and the SPEs have no recourse to the Group’s assets. The Group is typically an underwriter of, and makes a market in, these securities.

The Group also transacts in re-securitizations of previously issued RMBS securities. Typically, certificates issued out of an existing securitization vehicle are sold into a newly created and separate securitization vehicle. Often, these re-securitizations are initiated in order to repackage an existing security to give the investor a higher rated tranche.

The Group also purchases loans and other debt obligations from clients, which are then sold by the Group directly or indirectly to SPEs that issue CDOs. The Group structures, underwrites and makes a market in these CDOs. CDOs are collateralized by the assets transferred to the CDO vehicle and pay a return based on the returns on those assets. Investors typically only have recourse to the collateral of the CDO and do not have recourse to the Group’s assets.

When the Group transfers assets into an SPE, it must assess whether that transfer is accounted for as a sale of the assets. Transfers of assets may not meet sale requirements if the assets have not been legally isolated from the Group and/or if the Group’s continuing involvement is deemed to give it effective control over the assets. If the transfer is not deemed a sale, it is instead accounted for as a secured borrowing, with the transferred assets as collateral.

As a result of the issuance of new guidance effective January 1, 2010, the Group lost sale accounting treatment for certain asset transfers and for certain transfers of portions of assets that do not meet the definition of participating interests. The impact of this change in accounting guidance did not have a material impact on the Group’s financial condition, result of operations or cash flow.

Gains and losses on securitization transactions depend, in part, on the carrying values of mortgages and CDOs involved in the transfer and are allocated between the assets sold and any beneficial interests retained according to the relative fair values at the date of sale.

The following table provides the gains or losses and proceeds from the transfer of assets relating to 2011, 2010 and 2009 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with the cash flows between the Group and the SPEs used in any securitizations in which the Group still has continuing involvement as of the end of 2011, 2010 and 2009, regardless of when the securitization occurred.

Securitizations
in	2011	2010	2009

Gains and cash flows (CHF million)

CMBS
Net gain [1]	6	13	0

Proceeds from transfer of assets	974	523	144

Servicing fees	1	1	1

Cash received on interests that continue to be held	205	150	244

RMBS
Net gain [1]	65	214	194

Proceeds from transfer of assets	30,695	52,308	34,246

Purchases of previously transferred financial assets or their underlying collateral	(4)	0	(46)

Servicing fees	3	6	6

Cash received on interests that continue to be held	382	488	329

ABS [2]
Net gain [1]	0	0	19

Proceeds from transfer of assets	0	0	104

Purchases of previously transferred financial assets or their underlying collateral	0	0	(18)

Cash received on interests that continue to be held	4	6	18

CDO
Net gain [1]	25	69	107

Proceeds from transfer of assets	988	2,952	2,374

Purchases of previously transferred financial assets or their underlying collateral [3]	(206)	(1,823)	(1,850)

Cash received on interests that continue to be held	32	157	13

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral are the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans. 2 Primarily home equity loans. 3 Represents market-making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Other asset-based financing arrangements
The Group also uses SPEs for other client-driven activity and for Group tax or regulatory purposes. These activities include various leveraged finance, repack and other types of structures.
Leveraged finance structures are used to assist in the syndication of certain loans held by the Group. Typically, a third-party private equity sponsor will establish a SPE which in turn will purchase a loan from the Group. The debt (loan facility) provided by the Group has recourse only to the assets held within the SPE.

Repack structures are designed to give a client collateralized exposure to specific cash flows or credit risk. Typically, the SPE structure will issue notes to the client, enter into a derivative through which the desired exposure is introduced and then collateral will be purchased from the Group.

Other types of structures in this category include life insurance structures, emerging market structures set up for financing, loan participation or loan origination purposes and other alternative structures created for the purpose of investing in venture capital-like investments.

The following table provides the gains or losses and proceeds from the transfer of assets relating to 2011, 2010 and 2009 transfers (which were not securitizations) treated as sales, along with the cash flows between the Group and the SPEs used in such transfers in which the Group had continuing involvement as of the end of 2011, 2010 and 2009, regardless of when the transfer of assets occurred.

Other asset-backed financing activities
in	2011	2010	2009

Gains and cash flows (CHF million)

Net gain/(loss) [1]	(1)	16	12

Proceeds from transfer of assets [2]	280	1,424	3,494

Purchases of previously transferred financial assets or their underlying collateral	(50)	(696)	(219)

Servicing fees	1	0	0

Cash received on interests that continue to be held	665	1,376	1,422

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the other asset-backed financing activity. The gains or losses on the sale of the collateral are the difference between the fair value on the day prior to the other asset-backed financing activity pricing date and the sale price of the loans. 2 Primarily home equity loans.

The Group does not retain material servicing responsibilities from securitizations or other asset-backed financing activities.
Continuing involvement in transferred financial assets
The Group may have continuing involvement in the financial assets that are transferred to an SPE, regardless of whether the transfer was accounted for as a sale or a secured borrowing, which may take several forms, including, but not limited to, servicing, recourse and guarantee arrangements, agreements to purchase or redeem transferred assets, derivative instruments, pledges of collateral and beneficial interests in the transferred assets. Beneficial interests, which are valued at fair value, include rights to receive all or portions of specified cash inflows received by an SPE, including, but not limited to, senior and subordinated shares of interest, principal, or other cash inflows to be “passed through” or “paid through”, premiums due to guarantors, CP obligations, and residual interests, whether in the form of debt or equity.

The Group’s exposure resulting from continuing involvement in transferred financial assets is generally limited to beneficial interests typically held by the Group in the form of instruments issued by SPEs that are senior, subordinated or residual tranches. These instruments are held by the Group typically in connection with underwriting or market-making activities and are included in trading assets in the consolidated balance sheets. Any changes in the fair value of these beneficial interests are recognized in the consolidated statements of operations.

Investors usually have recourse to the assets in the SPE and often benefit from other credit enhancements, such as collateral accounts, or from liquidity facilities, such as lines of credit or liquidity put option of asset purchase agreements. The SPE may also enter into a derivative contract in order to convert the yield or currency of the underlying assets to match the needs of the SPE investors, or to limit or change the credit risk of the SPE. The Group may be the provider of certain credit enhancements as well as the counterparty to any related derivative contract.

The following table provides the outstanding principal balance of assets to which the Group continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of the end of 2011 and 2010, regardless of when the transfer of assets occurred.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2011	2010

CHF million

CMBS
Principal amount outstanding	35,487	45,129

Total assets of SPE	52,536	65,667

RMBS
Principal amount outstanding	91,242	79,077

Total assets of SPE	95,297	85,556

ABS
Principal amount outstanding	3,023	4,171

Total assets of SPE	3,023	4,171

CDO
Principal amount outstanding	20,729	29,275

Total assets of SPE	20,729	29,279

Other asset-backed financing activities
Principal amount outstanding	11,481	10,770

Total assets of SPE	11,555	10,770

Principal amounts outstanding relate to assets transferred from the Goup and do not include principle amounts for assets transferred from third parties.

Fair value of beneficial interests
The fair value measurement of the beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement is determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Group may utilize to hedge the inherent risks.

Key economic assumptions at the time of transfer
In January 2010, the FASB amended the disclosure requirements for the Group’s reporting of the fair value of beneficial interests retained at the time of transfer. Further, the beneficial interests are categorized according to their fair value hierarchy levels.

> Refer to “Fair value of Financial instruments” in Note 33 – Financial instruments for further information on fair value hierarchy.
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	2011						2010

at time of transfer in			CMBS			RMBS			CMBS			RMBS

CHF million, except where indicated

Fair value of beneficial interests			57			5,095			79			3,110

of which level 2			42			4,695			79			2,751

of which level 3			15			399			0			359

Weighted-average life, in years			7.2			5.4			6.4			7.7

Prepayment speed assumption (rate per annum), in % [1]			15.0	9.0	–	34.9			–	0.0	–	43.7

Cash flow discount rate (rate per annum), in % [2]	2.9	–	10.6	0.5	–	71.2	5.5	–	10.2	0.0	–	70.1

Expected credit losses (rate per annum), in %	1.2	–	9.3	0.3	–	71.0	3.2	–	8.0	0.0	–	71.5

Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 2 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions as of the reporting date
The following tables provide the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of the end of 2011 and 2010.
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
end of 2011			CMBS	[1]			RMBS	ABS			CDO	[2]			Other asset- backed financing activities

CHF million, except where indicated

Fair value of beneficial interests			342				2,960	10			244				1,500

of which non-investment grade			133				688	10			42				1,461

Weighted-average life, in years			4.1				5.3	18.9			2.9				2.4

Prepayment speed assumption (rate per annum), in % [3]			–		0.1	–	30.0	–			–				–

Impact on fair value from 10% adverse change			–				(44.2)	–			–				–

Impact on fair value from 20% adverse change			–				(86.6)	–			–				–

Cash flow discount rate (rate per annum), in % [4]	2.3	–	50.1		0.3	–	49.1	–	2.6	–	58.7		0.7	–	12.8

Impact on fair value from 10% adverse change			(30.5)				(94.4)	–			(3.9)				(4.3)

Impact on fair value from 20% adverse change			(36.2)				(151.9)	–			(7.3)				(8.6)

Expected credit losses (rate per annum), in %	1.9	–	49.0		0.9	–	48.9	–	5.4	–	31.8		9.5	–	12.2

Impact on fair value from 10% adverse change			(29.8)				(83.6)	–			(2.7)				(4.1)

Impact on fair value from 20% adverse change			(34.8)				(131.5)	–			(5.1)				(8.1)

end of 2010			CMBS	[1]			RMBS			ABS			CDO	[2]			Other asset- backed financing activities

CHF million, except where indicated

Fair value of beneficial interests			412				1,694			22			262				2,440

of which non-investment grade			25				1,070			22			35				2,397

Weighted-average life, in years			3.4				6.9			11.4			1.8				3.7

Prepayment speed assumption (rate per annum), in % [3]			–		0.2	–	35.8	0.0	–	4.1			–				–

Impact on fair value from 10% adverse change			–				(38.8)			(0.1)			–				–

Impact on fair value from 20% adverse change			–				(78.1)			(0.3)			–				–

Cash flow discount rate (rate per annum), in % [4]	2.2	–	40.3		2.2	–	52.5	7.5	–	28.0	0.7	–	29.2		0.8	–	7.8

Impact on fair value from 10% adverse change			(13.7)				(61.8)			(1.0)			(1.3)				(4.6)

Impact on fair value from 20% adverse change			(26.6)				(117.6)			(1.8)			(2.6)				(9.3)

Expected credit losses (rate per annum), in %	1.8	–	40.2		1.5	–	49.9	3.6	–	24.9	0.8	–	27.6		6.6	–	13.3

Impact on fair value from 10% adverse change			(9.8)				(48.2)			(0.6)			(0.8)				(4.1)

Impact on fair value from 20% adverse change			(19.2)				(92.1)			(1.2)			(1.5)				(8.4)

1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 2 CDOs are generally structured to be protected from prepayment risk. 3 PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 4 The rate is based on the weighted-average yield on the beneficial interests.

These sensitivities are hypothetical and do not reflect economic hedging activities. Changes in fair value based on a 10% or 20% variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, the effect of a variation in a particular assumption on the fair value of the beneficial interests is calculated without changing any other assumption. In practice, changes in one assumption may result in changes in other assumptions (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.

Secured borrowings
The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of the end of 2011 and 2010.
> Refer to “Note 34 – Asset pledged or assigned” for further information.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2011	2010

CHF million

CMBS
Other assets	664	602

Liability to SPE, included in Other liabilities	(664)	(602)

RMBS
Other assets	12	58

Liability to SPE, included in Other liabilities	(12)	(58)

ABS
Trading assets	43	19

Other assets	1,268	1,341

Liability to SPE, included in Other liabilities	(1,312)	(1,360)

CDO
Trading assets	40	203

Other assets	206	171

Liability to SPE, included in Other liabilities	(246)	(374)

Other asset-backed financing activities
Trading assets	1,768	1,381

Other assets	0	29

Liability to SPE, included in Other liabilities	(1,768)	(1,410)

Variable interest entities
As a normal part of its business, the Group engages in various transactions that include entities that are considered VIEs and are broadly grouped into three primary categories: CDOs, CP conduits and financial intermediation. VIEs are SPEs that typically either lack sufficient equity to finance their activities without additional subordinated financial support or are structured such that the holders of the voting rights do not substantively participate in the gains and losses of the entity. VIEs may be sponsored by the Group, unrelated third parties or clients. Such entities are required to be assessed for consolidation, compelling the primary beneficiary to consolidate the VIE. As a result of the issuance of new guidance, the FASB changed the method of analyzing whether to consolidate the VIE. The model now requires an entity to determine whether it has the power to direct the activities that most significantly affect the economics of the VIE as well as whether the reporting entity has potentially significant benefits or losses in the VIE. This is in contrast to the previous consolidation model for VIEs, which only considered whether an entity absorbed the majority of the risk and/or rewards of the VIE. In addition, the primary beneficiary must be re-evaluated on an ongoing basis, whereas previously reconsideration of the primary beneficiary was only required when specified reconsideration events occurred.

Consequently, the Group consolidated certain VIEs and former qualifying SPEs with which it had involvement. The Group elected the fair value option upon transition for all of the financial assets and liabilities of the VIEs and former qualifying SPEs.

> Refer to “Note 33 – Financial instruments” – Fair value options for further information.
Application of the requirements for consolidation of VIEs may require the exercise of significant management judgment. In the event consolidation of a VIE is required, the exposure to the Group is limited to that portion of the VIE’s assets attributable to any variable interest held by the Group prior to any risk management activities to hedge the Group’s net exposure. Any interests held in the VIE by third parties, even though consolidated by the Group, will not typically impact its results of operations.

Transactions with VIEs are generally executed to facilitate securitization activities or to meet specific client needs, such as providing liquidity or investing opportunities, and, as part of these activities, the Group may hold interests in the VIEs. Securitization-related transactions with VIEs involve selling or purchasing assets as well as possibly entering into related derivatives with those VIEs, providing liquidity, credit or other support. Other transactions with VIEs include derivative transactions in the Group’s capacity as the prime broker. The Group also enters into lending arrangements with VIEs for the purpose of financing projects or the acquisition of assets. Typically, the VIE’s assets are restricted in nature in that they are held primarily to satisfy the obligations of the entity. Further, the Group is involved with VIEs which were formed for the purpose of offering alternative investment solutions to clients. Such VIEs relate primarily to private equity investments, fund-linked vehicles or funds of funds, where the Group acts as structurer, manager, distributor, broker, market maker or liquidity provider.

As a consequence of these activities, the Group holds variable interests in VIEs. Such variable interests consist of financial instruments issued by VIEs and which are held by the Group, certain derivatives with VIEs or loans to VIEs. Guarantees issued by the Group to or on behalf of VIEs may also qualify as variable interests. For such guarantees, including derivatives that act as guarantees, the notional amount of the respective guarantees are presented to represent the exposure. In general, investors in consolidated VIEs do not have recourse to the Group in the event of a default, except where a guarantee was provided to the investors or where the Group is the counterparty to a derivative transaction involving VIEs.

Total assets of consolidated and non-consolidated VIEs for which the Group has involvement represent the total assets of the VIEs even though the Group’s involvement may be significantly less due to interests held by third-party investors. The asset balances for non-consolidated VIEs where the Group has significant involvement represent the most current information available to the Group regarding the remaining principal balance of assets owned. In most cases, the asset balances represent an amortized cost basis without regards to impairments in fair value, unless fair value information is readily available.

The Group’s maximum exposure to loss is different from the carrying value of the assets of the VIE. This maximum exposure to loss consists of the carrying value of the Group variable interests held as trading assets, derivatives and loans and the notional amount of guarantees to VIEs, rather than the amount of total assets of the VIEs. The maximum exposure to loss does not reflect the Group’s risk management activities, including effects from financial instruments that the Group may utilize to economically hedge the risks inherent in these VIEs. The economic risks associated with VIE exposures held by the Group, together with all relevant risk mitigation initiatives, are included in the Group’s risk management framework.

The Group has not provided financial or other support to consolidated or non-consolidated VIEs that it was not contractually required to provide.
Collateralized debt obligations
The Group engages in CDO transactions to meet client and investor needs, earn fees and sell financial assets. The Group may act as underwriter, placement agent or asset manager and may warehouse assets prior to the closing of a transaction. As part of its structured finance business, the Group purchases loans and other debt obligations from and on behalf of clients for the purpose of securitization. The loans and other debt obligations are sold to VIEs, which in turn issue CDOs to fund the purchase of assets such as investment grade and high yield corporate debt instruments.

Typically, the collateral manager in a managed CDO is deemed to be the entity that has the power to direct the activities that most affect the economics of the entity. In a static CDO this “power” role is more difficult to analyze and may be the sponsor of the entity or the CDS counterparty.

CDOs provide credit risk exposure to a portfolio of ABS (cash CDOs) or a reference portfolio of securities (synthetic CDOs). Cash CDO transactions hold actual securities whereas synthetic CDO transactions use CDS to exchange the underlying credit risk instead of using cash assets. The Group may also act as a derivative counterparty to the VIEs, which are typically not variable interests, and may invest in portions of the notes or equity issued by the VIEs. The CDO entities may have actively managed portfolios or static portfolios.

The securities issued by these VIEs are payable solely from the cash flows of the related collateral, and third-party creditors of these VIEs do not have recourse to the Group in the event of default.
The Group’s exposure in CDO transactions is typically limited to interests retained in connection with its underwriting or market-making activities. Unless the Group has been deemed to have “power” over the entity and these interests are potentially significant, the Group is not the primary beneficiary of the vehicle and does not consolidate the entity. The Group’s maximum exposure to loss does not include any effects from financial instruments used to economically hedge the risks of the VIEs.

Commercial paper conduit
The Group continues to act as the administrator and provider of liquidity and credit enhancement facilities for one asset-backed CP conduit, Alpine, a client-focused multi-seller conduit vehicle. Alpine publishes portfolio and asset data and submits its portfolio to a rating agency for public ratings based on the cash flows of the portfolio taken as a whole. This CP conduit purchases assets, primarily loans and receivables, from clients and finances such purchases through the issuance of CP backed by these assets. For an asset to qualify for acquisition by the CP conduit, it must be rated at least investment grade after giving effect to the related asset-specific credit enhancement primarily provided by the client seller of the asset. The clients provide credit support to investors of the CP conduit in the form of over-collateralization and other asset-specific enhancements. Further, an unaffiliated investor retains a limited first-loss position in Alpine’s entire portfolio. The Group does not have any ownership interest in Alpine. However, the Group, as administrator and liquidity and credit enhancement facilities provider, has significant exposure and power over the activities of Alpine. Effective January 1, 2010, the Group was deemed the primary beneficiary of Alpine and consolidated it in accordance with the new guidance.

The overall average maturity of the conduit’s outstanding CP was approximately 18 days and 12 days as of December 31, 2011 and 2010, respectively. As of December 31, 2011 and 2010, Alpine had the highest short-term ratings from Moody’s and Dominion Bond Rating Service and was rated A-1 by Standard & Poors and F-1 by Fitch. In October 2011, Fitch adjusted the outlook for Alpine to a negative rating watch. In December 2011, Fitch downgraded the ratings assigned to Alpine and removed it from the negative rating watch. The majority of Alpine’s purchased assets were highly rated loans or receivables in the consumer sector, including auto loans or leases, student loans and credit card receivables. As of December 31, 2011 and 2010, those assets had an average rating of AA, based on the lowest of each asset’s external or internal rating, and an average maturity of 2.5 years and 3.5 years as of December 31, 2011 and 2010, respectively.

The Group’s commitment to this CP conduit consists of obligations under liquidity agreements and a program-wide credit enhancement agreement. The liquidity agreements are asset-specific arrangements, which require the Group to purchase assets from the CP conduit in certain circumstances, including a lack of liquidity in the CP market such that the CP conduit cannot refinance its obligations or, in some cases, a default of an underlying asset. The Group may, at its discretion, purchase assets that fall below investment grade in order to support the CP conduit. In both circumstances, the asset-specific credit enhancements provided by the client seller of the assets and the first-loss investor’s respective exposures to those assets remain unchanged. In entering into such agreements, the Group reviews the credit risk associated with these transactions on the same basis that would apply to other extensions of credit. The program-wide credit enhancement agreement with the CP conduit would absorb potential defaults of the assets, but is senior to the credit protection provided by the client seller of assets and the first-loss investor.

The Group believes that the likelihood of incurring a loss equal to the maximum exposure is remote because the assets held by the CP conduit, after giving effect to related asset-specific credit enhancement primarily provided by the clients, are classified as investment grade. The Group’s economic risks associated with the purchased assets of the CP conduit are included in the Group’s risk management framework including counterparty, economic capital and scenario analysis.

Financial intermediation
The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients.
The Group considers the likelihood of incurring a loss equal to the maximum exposure to be remote because of the Group’s risk mitigation efforts, including, but not limited to, economic hedging strategies and collateral arrangements. The Group’s economic risks associated with consolidated and non-consolidated VIE exposures arising from financial intermediation, together with all relevant risk mitigation initiatives, are included in the Group’s risk management framework.

Financial intermediation consists of securitizations, funds, loans, and other vehicles.
Securitizations
Securitizations are primarily CMBS, RMBS and ABS vehicles. The Group acts as an underwriter, market maker, liquidity provider, derivative counterparty and/or provider of credit enhancements to VIEs related to certain securitization transactions.

The maximum exposure to loss is the carrying value of the loan securities and derivative positions that are variable interests, if any, plus the exposure arising from any credit enhancements the Group provided. The Group’s maximum exposure to loss does not include any effects from financial instruments used to economically hedge the risks of the VIEs.

The activities that have the most significant impact on the securitization vehicle are the decisions relating to defaulted loans, which are controlled by the servicer. The party that controls the servicing has the ability to make decisions that significantly affect the result of the activities of the securitization vehicle. If a securitization vehicle has multiple parties that control servicing over specific assets, the Group determines it has power when it has control over the servicing of greater than 50% of the assets in the securitization vehicle. When a servicer or its related party also has an economic interest that has the potential to absorb a significant portion of the gains and/or losses, it will be deemed the primary beneficiary and consolidate the vehicle. If the Group determines that it controls the relevant servicing, it then determines if it has the obligation to absorb losses from or the right to receive benefits of the securitization vehicle that could potentially be significant to the vehicle, primarily by evaluating the amount and nature of securities issued by the vehicle that it holds. Factors considered in this analysis include the level of subordination of the securities held as well as the size of the position, based on the percentage of the class of securities and the total deal classes of securities issued. The more subordinated the level of securities held, the more likely it is that the Group will be the primary beneficiary. This consolidation analysis is performed each reporting period based on changes in inventory and the levels of assets remaining in the securitization. The Group typically consolidates securitization vehicles when it is the servicer and has holdings stemming from its role as underwriter. Short-term market making holdings in vehicles are not typically considered to be potentially significant for the purposes of this assessment.

In the case of re-securitizations of previously issued RMBS securities, the re-securitization vehicles are passive in nature and do not have any significant ongoing activities that require management, and decisions relating to the design of the securitization transaction at its inception is the key power relating to the vehicle. Activities at inception include selecting the assets and determination of the capital structure. The power over a re-securitization vehicle is typically shared between the Group and the investor(s) involved in the design and creation of the vehicle. The Group concludes that it is the primary beneficiary of a re-securitization vehicle when it owns substantially all of the bonds issued from the vehicle.

Funds
Funds include investment structures such as mutual funds, funds of funds, private equity funds and fund-linked products where the investors’ interest is typically in the form of debt rather than equity, thereby making them VIEs. The Group may have various relationships with such VIEs in the form of structurer, investment advisor, investment manager, administrator, custodian, underwriter, placement agent, market maker and/or as prime broker. These activities include the use of VIEs in structuring fund-linked products, hedge funds of funds or private equity investments to provide clients with investment opportunities in alternative investments. In such transactions, a VIE holds underlying investments and issues securities that provide the investors with a return based on the performance of those investments.

The maximum exposure to loss consists of the fair value of instruments issued by such structures that are held by the Group as a result of underwriting or market-making activities, financing provided to the vehicles and the Group’s exposure resulting from principal protection and redemptions features. The investors typically retain the risk of loss on such transactions, but for certain fund types, the Group may provide principal protection on the securities to limit the investors’ exposure to downside market risk. The Group’s maximum exposure to loss does not include any effects from financial instruments used to economically hedge the risk of the VIEs.

Funds have been deferred from the application of the recent FASB guidance. Rather than the revised consolidation model which incorporated power and the potential to absorb significant risk and rewards, the previous consolidation model was used which resulted in the Group being the primary beneficiary and consolidating the funds if it held more than 50% of their outstanding issuances.

Loans
Loans are single-financing vehicles where the Group provides financing for specified assets or business ventures and the respective owner of the assets or manager of the businesses provides the equity in the vehicle. These tailored lending arrangements are established to purchase, lease or otherwise finance and manage clients’ assets.

The maximum exposure to loss is the carrying value of the Group’s loan exposure, which is subject to the same credit risk management procedures as loans issued directly to clients. The clients’ creditworthiness is carefully reviewed, loan-to-value ratios are strictly set and, in addition, clients provide equity, additional collateral or guarantees, all of which significantly reduce the Group’s exposure. The Group considers the likelihood of incurring a loss equal to the maximum exposure to be remote because of the Group’s risk mitigation efforts which includes over-collateralization and effective monitoring to ensure that a sufficient loan-to-value ratio is maintained.

The third-party sponsor of the VIE will typically have control over the assets during the life structure and have the potential to absorb significant gains and losses; The Group is typically not the primary beneficiary of these structures and will not have to consolidate them. However, a change in the structure, such as a default of the sponsor, may result in the Group gaining control over the assets. If the Group’s lending is significant, it may then be required to consolidate the entity.

Other
Other includes additional vehicles where the Group provides financing and trust preferred issuance vehicles. Trust preferred issuance vehicles are utilized to assist the Group in raising capital efficient financing. The VIE issues preference shares which are guaranteed by the Group and uses the proceeds to purchase the debt of the Group. The Group’s guarantee of its own debt is not considered a variable interest and, as it has no holdings in these vehicles, the Group has no maximum exposure to loss. Non-consolidated VIEs include only the total assets of trust preferred issuance vehicles, as the Group has no variable interests with these entities.

Consolidated VIEs
The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients. The Group consolidated all VIEs related to financial intermediation for which it was the primary beneficiary. As a result of the issuance of new guidance, certain consolidated entities in which the Group holds a majority of the voting rights are now being included in the disclosure as of 2010, primarily in the funds category.

The consolidated VIEs tables provide the carrying amounts and classifications of the assets and liabilities of consolidated VIEs as of the end of 2011 and 2010.
Consolidated VIEs in which the Group was the primary beneficiary
			Financial intermediation

end of 2011	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,202	24	0	43	102	25	1,396

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	19	0	0	0	0	19

Trading assets	1,207	728	18	2,681	554	1,211	6,399

Investment securities	0	41	0	0	0	0	41

Other investments	0	0	0	0	1,863	483	2,346

Net loans	0	4,720	0	0	62	1,158	5,940

Premises and equipment	0	0	0	0	564	82	646

Loans held-for-sale	7,231	0	3,941	0	2	0	11,174

Other assets	43	751	0	30	741	263	1,828

Total assets of consolidated VIEs	9,683	6,283	3,959	2,754	3,888	3,222	29,789

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	221	221

Trading liabilities	30	0	0	0	3	1,253	1,286

Short-term borrowings	0	6,141	0	0	0	0	6,141

Long-term debt	9,383	24	4,483	276	227	465	14,858

Other liabilities	69	2	0	24	158	493	746

Total liabilities of consolidated VIEs	9,482	6,167	4,483	300	388	2,432	23,252

Consolidated VIEs in which the Group was the primary beneficiary (continued)
			Financial intermediation

end of 2010	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,011	24	95	118	129	55	1,432

Trading assets	1,943	1,392	31	3,417	605	1,329	8,717

Investment securities	0	72	0	0	0	0	72

Other investments	0	0	0	46	1,781	507	2,334

Net loans	0	2,521	0	0	60	1,164	3,745

Premises and equipment	0	0	0	0	39	33	72

Loans held-for-sale	7,510	0	7,960	0	0	0	15,470

Other assets	58	1,278	1	65	2,278	420	4,100

Total assets of consolidated VIEs	10,522	5,287	8,087	3,646	4,892	3,508	35,942

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	54	54

Trading liabilities	33	0	0	149	0	6	188

Short-term borrowings	0	4,307	0	26	0	0	4,333

Long-term debt	9,617	23	9,139	499	221	240	19,739

Other liabilities	54	6	99	32	322	327	840

Total liabilities of consolidated VIEs	9,704	4,336	9,238	706	543	627	25,154

Non-consolidated VIEs
The non-consolidated VIEs tables provide the carrying amounts and classification of the assets and liabilities of variable interests recorded in the Group’s consolidated balance sheets, maximum exposure to loss and total assets of the non-consolidated VIEs.

Maximum exposure to loss represents the variable interests of non-consolidated VIEs that are recorded by the Group (for example, direct holdings in vehicles, loans and other receivables), as well as notional amounts of guarantees and off-balance sheet commitments which are variable interests that have been extended to non-consolidated VIEs. Such amounts, particularly notional amounts of derivatives and guarantees, do not represent the anticipated losses in connection with these transactions as they do not take into consideration the effect of collateral, recoveries or the probability of loss. In addition, they exclude the effect of offsetting financial instruments that are held to mitigate these risks and have not been reduced by unrealized losses previously recorded by the Group in connection with guarantees or derivatives.

Non-consolidated VIE assets are related to the non-consolidated VIEs with which the Group has variable interests. These amounts represent the assets of the entities themselves and are typically unrelated to the exposures the Group has with the entity and thus are not amounts that are considered for risk management purposes.

Certain VIEs have not been included in the following table, including VIEs structured by third parties in which the Group’s interest is in the form of securities held in the Group’s inventory, certain single-asset financing vehicles not sponsored by the Group to which the Group provides financing but has very little risk of loss due to over-collateralization and guarantees, failed sales where the Group does not have any other holdings and other entities out of scope.

Non-consolidated VIEs
		Financial intermediation

end of 2011	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	126	5,497	1,449	834	2,395	10,301

Net loans	0	123	1,627	4,742	3,257	9,749

Other assets	0	0	32	0	391	423

Total variable interest assets	126	5,620	3,108	5,576	6,043	20,473

Maximum exposure to loss (CHF million)

Maximum exposure to loss	153	7,056	3,505	6,051	6,413	23,178

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	7,093	113,845	58,815	23,633	20,748	224,134

		Financial intermediation

end of 2010	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	130	3,847	2,426	645	2,905	9,953

Net loans	332	145	1,634	6,520	2,031	10,662

Other assets	0	0	80	0	32	112

Total variable interest assets	462	3,992	4,140	7,165	4,968	20,727

Maximum exposure to loss (CHF million)

Maximum exposure to loss	634	7,686	4,270	7,936	5,370	25,896

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	10,491	115,024	66,068	31,006	15,778	238,367

Financial instruments	12 Months Ended
Dec. 31, 2011
Financial instruments
Financial instruments

Concentrations of credit risk
Credit risk concentrations arise when a number of counterparties are engaged in similar business activities, are located in the same geographic region or when there are similar economic features that would cause their ability to meet contractual obligations to be similarly impacted by changes in economic conditions.

The Group regularly monitors the credit risk portfolio by counterparties, industry, country and products to ensure that such potential concentrations are identified, using a comprehensive range of quantitative tools and metrics. Credit limits relating to counterparties and products are managed through counterparty limits which set the maximum credit exposures the Group is willing to assume to specific counterparties over specified periods. Country limits are established to avoid any undue country risk concentration.

From an industry point of view, the combined credit exposure of the Group is diversified. A large portion of the credit exposure is with individual clients, particularly through residential mortgages in Switzerland, or relates to transactions with financial institutions. In both cases, the customer base is extensive and the number and variety of transactions are broad. For transactions with financial institutions, the business is also geographically diverse, with operations focused in the Americas, Europe and, to a lesser extent, Asia Pacific.

Fair value of financial instruments
The fair value of the majority of the Group’s financial instruments is based on quoted prices in active markets or observable inputs. These instruments include government and agency securities, certain CP, most investment grade corporate debt, certain high yield debt securities, exchange-traded and certain OTC derivative instruments and most listed equity securities.

In addition, the Group holds financial instruments for which no prices are available and which have little or no observable inputs. Further deterioration of financial markets could significantly impact the value of these financial instruments and the results of operations. For these instruments, the determination of fair value requires subjective assessment and judgment, depending on liquidity, pricing assumptions, the current economic and competitive environment and the risks affecting the specific instrument. In such circumstances, valuation is determined based on management’s own judgments about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. These instruments include certain OTC derivatives, including equity and credit derivatives, certain corporate equity-linked securities, mortgage-related and CDO securities, private equity investments, certain loans and credit products, including leveraged finance, certain syndicated loans and certain high yield bonds, and life finance instruments.

The fair value of financial assets and liabilities is impacted by factors such as benchmark interest rates, prices of financial instruments issued by third parties, commodity prices, foreign exchange rates and index prices or rates. In addition, valuation adjustments are an integral part of the valuation process when market prices are not indicative of the credit quality of a counterparty, and are applied to both OTC derivatives and debt instruments. The impact of changes in a counterparty’s credit spreads (known as credit valuation adjustments) is considered when measuring the fair value of assets and the impact of changes in the Group’s own credit spreads (known as debit valuation adjustments) is considered when measuring the fair value of its liabilities. For OTC derivatives, the impact of changes in both the Group’s and the counterparty’s credit standing is considered when measuring their fair value, based on current CDS prices. The adjustments also take into account contractual factors designed to reduce the Group’s credit exposure to a counterparty, such as collateral held and master netting agreements. For hybrid debt instruments with embedded derivative features, the impact of changes in the Group’s credit standing is considered when measuring their fair value, based on current funded debt spreads.

Based on the Group’s regular review of observable parameters used in its pricing models, in 2011 the Group adopted a change in estimate relating to the use of OIS interest rate yield curves, instead of other reference rates such as LIBOR, in determining the fair value of certain collateralized derivatives, resulting in a loss of CHF 146 million in Investment Banking fixed income sales and trading revenue.

The Group has availed itself of the simplification in accounting offered under the fair value option, primarily in the Investment Banking and Asset Management segments. This has been accomplished generally by electing the fair value option, both at initial adoption and for subsequent transactions, on items impacted by the hedge accounting requirements of US GAAP. That is, for instruments for which there was an inability to achieve hedge accounting and for which we are economically hedged, we have elected the fair value option. Likewise, where we manage an activity on a fair value basis but previously have been unable to achieve fair value accounting, we have utilized the fair value option to align our risk management reporting to our financial accounting.

Fair value option
The Group elected fair value for certain of its financial statement captions as follows:
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
The Group has elected to account for structured resale agreements and most matched book resale agreements at fair value. These activities are managed on a fair value basis; thus, fair value accounting is deemed more appropriate for reporting purposes. The Group did not elect the fair value option for firm financing resale agreements as these agreements are generally overnight agreements which approximate fair value, but which are not managed on a fair value basis.

Other investments
The Group has elected to account for certain equity method investments at fair value. These activities are managed on a fair value basis; thus, fair value accounting is deemed more appropriate for reporting purposes. Certain similar instruments, such as those relating to equity method investments in strategic relationships, for example, the Group’s ownership interest in certain clearance organizations, which were eligible for the fair value option, were not elected due to the strategic relationship.

Loans
The Group has elected to account for substantially all Investment Banking commercial loans and loan commitments and certain Investment Banking emerging market loans at fair value. These activities are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes. Additionally, recognition on a fair value basis eliminates the mismatch that existed due to the economic hedging the Group employs to manage these loans. Certain similar loans, such as project finance, lease finance, cash collateralized and some bridge loans, which were eligible for the fair value option, were not elected due to the lack of currently available infrastructure to fair value such loans and/or the inability to economically hedge such loans. Additionally, the Group elected not to account for loans granted by its Private Banking segment at fair value, such as domestic consumer lending, mortgages and corporate loans, as these loans are not managed on a fair value basis.

Other assets
The Group elected the fair value option for loans held-for-sale, due to the short period over which such loans are held and the intention to sell such loans in the near term. Other assets also include assets of VIEs and mortgage securitizations which do not meet the criteria for sale treatment under US GAAP. The Group did elect the fair value option for these types of transactions.

Due to banks
The Group elected the fair value option for certain time deposits associated with its emerging markets activities.
Customer deposits
The Group’s customer deposits include fund-linked deposits. The Group elected the fair value option for these fund-linked deposits. Fund-linked products are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes.

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
The Group has elected to account for structured repurchase agreements and most matched book repurchase agreements at fair value. These activities are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes. The Group did not elect the fair value option for firm financing repurchase agreements as these agreements are generally overnight agreements which approximate fair value, but which are not managed on a fair value basis.

Short-term borrowings
The Group’s short-term borrowings include hybrid debt instruments with embedded derivative features. Some of these embedded derivative features create bifurcatable debt instruments. The Group elected the fair value option for some of these instruments as of January 1, 2006, in accordance with the provisions of US GAAP. New bifurcatable debt instruments which were entered into in 2006 are carried at fair value. Some hybrid debt instruments do not result in bifurcatable debt instruments. US GAAP permits the Group to elect fair value accounting for non-bifurcatable hybrid debt instruments. With the exception of certain bifurcatable hybrid debt instruments which the Group did not elect to account for at fair value, the Group has elected to account for all hybrid debt instruments held as of January 1, 2007, and hybrid debt instruments originated after January 1, 2007, at fair value. These activities are managed on a fair value basis and fair value accounting was deemed appropriate for reporting purposes. There are two main populations of similar instruments for which fair value accounting was not elected. The first relates to the lending business transacted by the Group’s Private Banking segment, which includes structured deposits and similar investment products. These are managed on a bifurcated or accrual basis and fair value accounting was not considered appropriate. The second is where the instruments were or will be maturing in the near term and their fair value will be realized at that time.

Long-term debt
The Group’s long-term debt includes hybrid debt instruments with embedded derivative features as described above in Short-term borrowings. The Group’s long-term debt also includes debt issuances managed by its Treasury department that do not contain derivative features (vanilla debt). The Group actively manages the interest rate risk on these instruments with derivatives; in particular, fixed-rate debt is hedged with receive-fixed, pay-floating interest rate swaps. The Group elected to fair value this fixed-rate debt upon implementation of the fair value option on January 1, 2007, with changes in fair value recognized as a component of trading revenues. The Group did not elect to apply the fair value option to fixed-rate debt issued by the Group since January 1, 2008, and instead applies hedge accounting per the guidance of US GAAP.

Other liabilities
Other liabilities include liabilities of VIEs and mortgage securitizations which do not meet the criteria for sale treatment under US GAAP. The Group did elect the fair value option for these types of transactions.

Fair value hierarchy
The levels of the fair value hierarchy are defined as follows:
– Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

– Level 2: Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly. These inputs include: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current or price quotations vary substantially either over time or among market makers, or in which little information is publicly available; (iii) inputs other than quoted prices that are observable for the asset or liability; or (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

– Level 3: Inputs that are unobservable for the asset or liability. These inputs reflect the Group’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). These inputs are developed based on the best information available in the circumstances, which include the Group’s own data. The Group’s own data used to develop unobservable inputs is adjusted if information indicates that market participants would use different assumptions.

The Group records net open positions at bid prices if long, or at ask prices if short, unless the Group is a market maker in such positions, in which case mid-pricing is utilized. Fair value measurements are not adjusted for transaction costs.

Assets and liabilities measured at fair value on a recurring basis
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Interest-bearing deposits with banks	0	405	0	0		405

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	157,469	1,204	0		158,673

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Securities received as collateral	26,052	3,946	193	0		30,191

Debt	82,241	52,766	10,028	0		145,035

of which foreign governments	61,507	8,123	358	0		69,988

of which corporates	340	27,622	5,076	0		33,038

of which RMBS	19,331	5,848	1,786	0		26,965

of which CMBS	0	4,556	1,517	0		6,073

of which CDO	0	6,570	727	0		7,297

Equity	57,398	9,039	467	0		66,904

Derivatives	6,455	909,156	9,587	(872,650)		52,548

of which interest rate products	2,017	724,203	2,547	–		–

of which foreign exchange products	1	75,091	1,040	–		–

of which equity/index-related products	3,929	32,734	2,732	–		–

of which credit derivatives	0	61,120	2,171	–		–

Other	9,235	3,635	2,196	0		15,066

Trading assets	155,329	974,596	22,278	(872,650)		279,553

Debt	3,649	1,315	102	0		5,066

of which foreign governments	3,302	0	18	0		3,320

of which corporates	0	748	43	0		791

of which CDO	0	566	41	0		607

Equity	9	83	0	0		92

Investment securities	3,658	1,398	102	0		5,158

Private equity	0	0	4,306	0		4,306

of which equity funds	0	0	3,136	0		3,136

Hedge funds	0	232	266	0		498

of which debt funds	0	154	172	0		326

Other equity investments	424	50	2,504	0		2,978

of which private	0	40	2,504	0		2,544

Life finance instruments	0	0	1,969	0		1,969

Other investments	424	282	9,045	0		9,751

Loans	0	13,852	6,842	0		20,694

of which commercial and industrial loans	0	7,591	4,559	0		12,150

of which financial institutions	0	5,480	2,179	0		7,659

Other intangible assets (mortgage servicing rights)	0	0	70	0		70

Other assets	5,451	23,050	7,469	(205)		35,765

of which loans held-for-sale	0	12,104	6,901	0		19,005

Total assets at fair value	190,914	1,174,998	47,203	(872,855)		540,260

Less other investments - equity at fair value attributable to noncontrolling interests	(295)	(99)	(3,944)	0		(4,338)

Less assets consolidated under ASU 2009-17 [2]	0	(9,304)	(4,003)	0		(13,307)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	190,619	1,165,595	39,256	(872,855)		522,615

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	2,721	0	0		2,721

Customer deposits	0	4,599	0	0		4,599

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	136,483	0	0		136,483

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Obligation to return securities received as collateral	26,052	3,946	193	0		30,191

Debt	38,681	9,301	21	0		48,003

of which foreign governments	38,622	829	0	0		39,451

of which corporates	6	7,591	13	0		7,610

Equity	19,124	461	7	0		19,592

Derivatives	6,283	920,251	7,315	(873,684)		60,165

of which interest rate products	1,941	717,248	1,588	–		–

of which foreign exchange products	1	91,846	2,836	–		–

of which equity/index-related products	3,809	37,018	1,022	–		–

of which credit derivatives	0	58,497	1,520	–		–

Trading liabilities	64,088	930,013	7,343	(873,684)		127,760

Short-term borrowings	0	3,311	236	0		3,547

Long-term debt	122	57,529	12,715	0		70,366

of which treasury debt over two years	0	14,228	0	0		14,228

of which structured notes over two years	0	19,692	7,576	0		27,268

of which non-recourse liabilities	122	10,564	3,585	0		14,271

Other liabilities	0	27,536	3,891	(335)		31,092

of which failed sales	0	3,821	1,909	0		5,730

Total liabilities at fair value	90,262	1,166,138	24,378	(874,019)		406,759

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2010	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	135,709	1,197	0		136,906

Debt	431	5,812	0	0		6,243

of which corporates	0	5,552	0	0		5,552

Equity	35,888	16	0	0		35,904

Securities received as collateral	36,319	5,828	0	0		42,147

Debt	84,937	58,605	11,013	0		154,555

of which foreign governments	67,775	8,100	373	0		76,248

of which corporates	196	34,722	3,803	0		38,721

of which RMBS	16,233	6,937	3,264	0		26,434

of which CMBS	0	2,226	1,861	0		4,087

of which CDO	0	5,764	1,135	0		6,899

Equity	91,376	10,943	622	0		102,941

Derivatives	7,004	663,116	8,719	(631,095)		47,744

of which interest rate products	3,217	475,596	2,072	–		–

of which foreign exchange products	1	83,857	843	–		–

of which equity/index-related products	3,002	31,967	2,300	–		–

of which credit derivatives	0	46,824	2,725	–		–

Other	7,229	10,217	2,018	0		19,464

Trading assets	190,546	742,881	22,372	(631,095)		324,704

Debt	6,186	1,590	79	0		7,855

of which foreign governments	5,904	284	18	0		6,206

of which corporates	0	984	0	0		984

of which CDO	0	321	62	0		383

Equity	4	86	0	0		90

Investment securities	6,190	1,676	79	0		7,945

Private equity	0	0	4,609	0		4,609

of which equity funds	0	0	3,516	0		3,516

Hedge funds	0	575	259	0		834

of which debt funds	0	185	165	0		350

Other equity investments	631	807	4,723	0		6,161

of which private	8	614	4,719	0		5,341

Life finance instruments	0	0	1,844	0		1,844

Other investments	631	1,382	11,435	0		13,448

Loans	0	12,294	6,258	0		18,552

of which commercial and industrial loans	0	6,574	3,558	0		10,132

of which financial institutions	0	5,389	2,195	0		7,584

Other intangible assets (mortgage servicing rights)	0	0	66	0		66

Other assets	5,886	24,526	9,253	(195)		39,470

of which loans held-for-sale	0	14,866	8,932	0		23,798

Total assets at fair value	239,572	924,296	50,660	(631,290)		583,238

Less other investments - equity at fair value attributable to noncontrolling interests	(522)	(870)	(4,518)	0		(5,910)

Less assets consolidated under ASU 2009-17 [2]	0	(11,655)	(7,155)	0		(18,810)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	239,050	911,771	38,987	(631,290)		558,518

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2010	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,444	0	0		3,444

Customer deposits	0	3,537	0	0		3,537

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	123,190	507	0		123,697

Debt	431	5,812	0	0		6,243

of which corporates	0	5,552	0	0		5,552

Equity	35,888	16	0	0		35,904

Obligation to return securities received as collateral	36,319	5,828	0	0		42,147

Debt	44,635	11,356	65	0		56,056

of which foreign governments	44,466	1,130	0	0		45,596

of which corporates	6	9,432	65	0		9,503

Equity	19,580	404	28	0		20,012

Derivatives	6,817	673,437	9,107	(631,432)		57,929

of which interest rate procucts	2,980	470,284	1,341	–		–

of which foreign exchange products	16	95,916	2,941	–		–

of which equity/index-related products	2,971	35,897	2,940	–		–

of which credit derivatives	0	45,343	1,256	–		–

Trading liabilities	71,032	685,197	9,200	(631,432)		133,997

Short-term borrowings	0	3,185	123	0		3,308

Long-term debt	402	66,493	16,797	0		83,692

of which treasury debt over two years	0	19,500	0	0		19,500

of which structured notes over two years	0	20,162	9,488	0		29,650

of which non-recourse liabilities	402	12,200	6,825	0		19,427

Other liabilities	0	26,047	3,734	(596)		29,185

of which failed sales	0	3,885	1,849	0		5,734

Total liabilities at fair value	107,753	916,921	30,361	(632,028)		423,007

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Transfers between level 1 and level 2 during 2011 and 2010 were not significant.
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues

2011	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Interest-bearing deposits with banks	0	0	(24)	27	0	0	0	(1)		(2)	0		0	0	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,197	0	(11)	0	0	55	(45)	0		4	0		0	4	1,204

Securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Debt	11,013	3,405	(3,043)	10,382	(11,218)	0	0	1		(467)	0		0	(45)	10,028

of which corporates	3,803	931	(706)	5,484	(4,574)	0	0	34		49	0		0	55	5,076

of which RMBS	3,264	1,704	(1,277)	2,820	(4,230)	0	0	(37)		(361)	0		0	(97)	1,786

of which CMBS	1,861	324	(237)	831	(1,072)	0	0	(2)		(181)	0		0	(7)	1,517

of which CDO	1,135	370	(625)	712	(907)	0	0	16		33	0		0	(7)	727

Equity	622	309	(515)	726	(668)	0	0	35		(47)	0		0	5	467

Derivatives	8,719	2,998	(2,311)	0	0	777	(3,085)	22		2,436	0		0	31	9,587

of which interest rate products	2,072	815	(142)	0	0	133	(599)	13		266	0		0	(11)	2,547

of which equity/index-related products	2,300	665	(796)	0	0	272	(184)	(21)		455	0		0	41	2,732

of which credit derivatives	2,725	1,216	(1,267)	0	0	85	(2,051)	31		1,453	0		0	(21)	2,171

Other	2,018	194	(433)	2,806	(2,300)	0	(43)	(7)		(67)	0		0	28	2,196

Trading assets	22,372	6,906	(6,302)	13,914	(14,186)	777	(3,128)	51		1,855	0		0	19	22,278

Investment securities	79	2	0	48	(18)	0	(4)	0		0	0		0	(5)	102

Equity	9,591	26	(74)	1,013	(4,720)	0	0	0		30	0		1,271	(61)	7,076

Life finance instruments	1,844	0	0	79	(83)	0	0	0		116	0		0	13	1,969

Other investments	11,435	26	(74)	1,092	(4,803)	0	0	0		146	0		1,271	(48)	9,045

Loans	6,258	1,560	(1,367)	1,335	(978)	2,483	(2,338)	18		(122)	0		0	(7)	6,842

of which commercial and industrial loans	3,558	1,411	(854)	447	(521)	1,984	(1,494)	2		(2)	0		0	28	4,559

of which financial institutions	2,195	149	(240)	836	(353)	371	(608)	(1)		(143)	0		0	(27)	2,179

Other intangible assets	66	0	0	23	0	0	0	0		0	0		(19)	0	70

Other assets	9,253	6,198	(6,988)	4,730	(5,534)	1,570	(1,442)	(105)		(161)	0		1	(53)	7,469

of which loans held-for-sale [2]	8,932	5,988	(6,974)	4,426	(5,180)	1,569	(1,443)	(105)		(255)	0		0	(57)	6,901

Total assets at fair value	50,660	14,893	(14,766)	21,169	(25,519)	4,885	(6,964)	(37)		1,720	0		1,253	(91)	47,203

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	507	0	(293)	0	0	0	(199)	(4)		0	0		0	(11)	0

Obligation to return securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Trading liabilities	9,200	1,276	(2,062)	214	(290)	502	(1,928)	203		259	0		0	(31)	7,343

of which interest rate derivatives	1,341	91	(45)	0	0	2	(193)	(4)		383	0		0	13	1,588

of which foreign exchange derivatives	2,941	48	(135)	0	0	17	(704)	7		655	0		0	7	2,836

of which equity/index-related derivatives	2,940	113	(716)	0	0	153	(348)	181		(1,236)	0		0	(65)	1,022

of which credit derivatives	1,256	949	(1,072)	0	0	136	(414)	19		622	0		0	24	1,520

Short-term borrowings	123	64	(23)	0	0	320	(229)	1		(24)	0		0	4	236

Long-term debt	16,797	7,346	(8,522)	0	0	6,253	(8,383)	(166)		(490)	0		0	(120)	12,715

of which structured notes over two years	9,488	1,911	(2,109)	0	0	2,921	(3,566)	(55)		(932)	0		0	(82)	7,576

of which non-recourse liabilities	6,825	5,187	(6,213)	0	0	2,609	(4,393)	(117)		(215)	0		0	(98)	3,585

Other liabilities	3,734	663	(383)	290	(437)	17	(245)	(45)		181	0		128	(12)	3,891

of which failed sales	1,849	607	(345)	237	(403)	0	0	(11)		(20)	0		0	(5)	1,909

Total liabilities at fair value	30,361	9,550	(11,283)	504	(727)	7,092	(10,991)	(11)		(74)	0		128	(171)	24,378

Net assets/liabilities at fair value	20,299	5,343	(3,483)	20,665	(24,792)	(2,207)	4,027	(26)		1,794	0		1,125	80	22,825

1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period. 2 Includes unrealized losses recorded in trading revenues of CHF 528 million primarily related to sub-prime exposures to RMBS (including non-agency), partially offset by gains from consolidated SPE positions and the foreign exchange translation impact across the loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
						Trading revenues			Other revenues

2010	Balance at beginning of period	Transfers in	Transfers out	Purchases, sales, issuances, settlements	[1]	On transfers in / out	[2]	On all other	On transfers in / out	[2]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,514	0	0	(209)		0		8	0		0	(116)	1,197

Debt	11,980	3,142	(2,422)	(1,946)		193		1,037	0		(2)	(969)	11,013

of which corporates	4,816	770	(604)	(870)		45		121	0		(2)	(473)	3,803

of which RMBS	3,626	1,239	(1,093)	(824)		126		491	0		0	(301)	3,264

of which CMBS	2,461	259	(207)	(577)		12		(73)	0		0	(14)	1,861

of which CDO	559	607	(435)	(28)		7		526	0		0	(101)	1,135

Equity	488	334	(177)	48		(3)		(31)	0		0	(37)	622

Derivatives	11,192	2,493	(2,156)	(2,411)		108		301	0		(1)	(807)	8,719

of which interest rate products	1,529	576	(206)	(109)		102		353	0		(1)	(172)	2,072

of which equity/index-related products	3,298	236	(644)	(744)		104		315	0		0	(265)	2,300

of which credit derivatives	4,339	1,407	(1,060)	(870)		(141)		(739)	0		0	(211)	2,725

Other	2,310	688	(778)	14		27		(37)	0		0	(206)	2,018

Trading assets	25,970	6,657	(5,533)	(4,295)		325		1,270	0		(3)	(2,019)	22,372

Investment securities	86	0	(133)	148		0		4	0		0	(26)	79

Equity	12,205	328	(397)	(2,329)		0		(14)	25		581	(808)	9,591

Life finance instruments	2,048	0	0	(134)		0		113	0		0	(183)	1,844

Other investments	14,253	328	(397)	(2,463)		0		99	25		581	(991)	11,435

Loans	11,079	1,215	(3,686)	(1,689)		51		81	0		34	(827)	6,258

of which commercial and industrial loans	8,346	703	(1,644)	(3,251)		43		(267)	0		34	(406)	3,558

of which financial institutions	2,454	160	(1,839)	1,439		8		362	0		0	(389)	2,195

Other intangible assets	30	0	0	91		0		0	0		(48)	(7)	66

Other assets	6,744	4,808	(7,169)	4,158		852		1,043	0		39	(1,222)	9,253

of which loans held-for-sale	6,220	4,744	(7,132)	4,294		849		1,106	0		46	(1,195)	8,932

Total assets at fair value	59,676	13,008	(16,918)	(4,259)		1,228		2,505	25		603	(5,208)	50,660

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	206	0	0	356		(3)		3	0		0	(55)	507

Trading liabilities	11,951	2,109	(2,632)	(2,134)		397		454	0		0	(945)	9,200

of which interest rate derivatives	1,786	387	(307)	(283)		57		(179)	0		0	(120)	1,341

of which foreign exchange derivatives	2,936	156	(16)	(421)		5		561	0		0	(280)	2,941

of which equity/index-related derivatives	3,635	194	(744)	(574)		140		639	0		0	(350)	2,940

of which credit derivatives	1,996	1,244	(939)	(467)		35		(530)	0		0	(83)	1,256

Short-term borrowings	164	46	(69)	33		5		(41)	0		0	(15)	123

Long-term debt	16,646	4,313	(8,781)	4,595		658		1,600	0		0	(2,234)	16,797

of which structured notes over two years	14,781	1,330	(3,364)	(2,198)		(52)		179	0		0	(1,188)	9,488

of which non-recourse liabilities	0	2,789	(5,069)	7,975		696		1,425	0		0	(991)	6,825

Other liabilities	3,995	409	(150)	(42)		(39)		(283)	0		170	(326)	3,734

of which failed sales	1,932	197	(37)	161		5		(244)	0		0	(165)	1,849

Total liabilities at fair value	32,962	6,877	(11,632)	2,808		1,018		1,733	0		170	(3,575)	30,361

Net assets/liabilities at fair value	26,714	6,131	(5,286)	(7,067)		210		772	25		433	(1,633)	20,299

1 Includes CHF 10.1 billion of level 3 assets shown as purchases due to the adoption of ASU 2009-17 as of January 1, 2010. 2 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
	2011				2010

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	1,768	1,125	2,893	[1]	982	458	1,440	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	546	(32)	514		(1,197)	120	(1,077)

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Both observable and unobservable inputs may be used to determine the fair value of positions that have been classified within level 3. As a result, the unrealized gains and losses for assets and liabilities within level 3 presented in the table above may include changes in fair value that were attributable to both observable and unobservable inputs.

The Group employs various economic hedging techniques in order to manage risks, including risks in level 3 positions. Such techniques may include the purchase or sale of financial instruments that are classified in levels 1 and/or 2. The realized and unrealized gains and losses for assets and liabilities in level 3 presented in the table above do not reflect the related realized or unrealized gains and losses arising on economic hedging instruments classified in levels 1 and/or 2.

Transfers in and out of level 3
Transfers into level 3 assets during 2011 were CHF 14,893 million, primarily from trading assets and loans held-for-sale. The transfers were related to trading and SPE consolidated positions within the RMBS (including non-agency) and alternative investments businesses, primarily due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 2011 were CHF 14,766 million, primarily in loans held-for-sale and trading assets. The transfers out of level 3 assets in loans held-for-sale were mainly related to trading and SPE consolidated positions within the RMBS and alternative investments businesses due to improved observability of pricing data. The transfers out of level 3 assets in trading assets were related to RMBS due to greater pricing information from external providers.

Transfers into level 3 assets during 2010 were CHF 13,008 million, primarily from loans held-for-sale and trading assets. Transfers were from emerging markets debt, rate products and private equity investments due to a decrease in price observability and coverage of vendor quotes. Transfers out of level 3 assets during 2010 were CHF 16,918 million, primarily in trading assets and loans held-for-sale. Transfers out of level 3 assets principally comprised mortgage-linked assets and corporate banking lending due to an increase in price observability and coverage of vendor quotes.

Non-recurring fair value changes
Certain assets and liabilities are measured at fair value on a non-recurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment.

Nonrecurring fair value changes
end of	2011	2010

Loans recorded at fair value on a nonrecurring basis (CHF billion)

Loans recorded at fair value on a nonrecurring basis	0.7	0.6

of which level 2	0.0	0.1

of which level 3	0.7	0.5

Qualitative disclosures of valuation techniques
Fair value measurement and the use of independent pricing services
The Group has a formal process governing fair value measurement. This process includes segregation of certain responsibilities, formal documentation and review procedures, as well as escalation requirements. One of the key components of the governance process is the segregation of duties between front office functions and Product Control, wherein front office is responsible for the measuring of inventory at fair value on a daily basis, while product control is responsible for independently reviewing and validating those valuations on a periodic basis.

The front office values the inventory using, wherever possible, observable market data which may include executed transactions, dealer quotes or broker quotes for the same or similar instruments. Product Control values this inventory using independently sourced data that also includes executed transactions, dealer quotes and broker quotes. In addition, Product Control utilizes independent pricing service data as part of their review process. Independent pricing service data is analyzed to ensure that it is representative of fair value, including validation of the data back to executed transactions or executable broker quotes, review of contributors to ensure they are active market participants, statistical review of the data to ensure it is sufficiently consistent and utilization of pricing challenges. The analysis also includes understanding the sources of the pricing service data and any models or assumptions used in determining the results. The purpose of the review is to judge the quality and reliability of the data for fair value measurement purposes and its appropriate level of usage within the Product Control independent valuation review.

Money market instruments
Traded money market instruments include instruments such as bankers’ acceptances, certificates of deposit, CP, book claims, treasury bills and other rights, which are held for trading purposes. Valuations of money market instruments are generally based on observable inputs.

Securities purchased under resale agreements and securities sold under repurchase agreements
Securities purchased under resale agreements and securities sold under repurchase agreements are measured at fair value using discounted cash flow analysis. Future cash flows are discounted using observable market interest rate repurchase/resale curves for the applicable maturity and underlying collateral of the instruments. As such, the significant majority of both securities purchased under resale agreements and securities sold under repurchase agreements are included in level 2 of the fair value hierarchy. Structured resale and repurchase agreements include embedded derivatives, which are measured using the same techniques as described below for stand-alone derivatives. If the value of the embedded derivative is determined using significant unobservable parameters, those structured resale and repurchase agreements are classified within level 3 of the fair value hierarchy.

Securities purchased under resale agreements are usually fully collateralized or over collateralized by government securities, money market instruments, corporate bonds, or other debt instruments. In the event of counterparty default, the collateral service agreement provides the Group with the right to liquidate the collateral held.

Debt securities
Government debt securities typically have quoted prices in active markets and are categorized as level 1 instruments. For debt securities for which market prices are not available, valuations are based on yields reflecting credit rating, historical performance, delinquencies, loss severity, the maturity of the security, recent transactions in the market or other modeling techniques, which may involve judgment. For those securities where the price or model inputs are observable in the market they are categorized as level 2 instruments, while those securities where prices are not observable and significant model inputs are unobservable they are categorized as level 3.

Corporate bonds
Corporate bonds are priced to reflect current market levels either through recent market transactions or to broker or dealer quotes.
Where a market price for the particular security is not directly available, valuations are obtained based on yields reflected by other instruments in the specific or similar entity’s capital structure and adjusting for differences in seniority and maturity, benchmarking to a comparable security where market data is available (taking into consideration differences in credit, liquidity and maturity) or through the application of cash flow modeling techniques utilizing observable inputs, such as current interest rate curves and observable CDS spreads.

CMBS, RMBS and ABS/CDO structures
Values of RMBS, CMBS and other ABS may be available through quoted prices, which are often based on the prices at which similarly structured and collateralized securities trade between dealers and to and from customers. Values of RMBS, CMBS and other ABS for which there are no significant observable inputs are valued using benchmarks to similar transactions or indices and other valuation models.

For most structured debt securities, determination of fair value requires subjective assessment depending on liquidity, ownership concentration, and the current economic and competitive environment. Valuation is determined based on management’s own assumptions about how market participants would price the asset.

Collateralized bond and loan obligations are split into various structured tranches and each tranche is valued based upon its individual rating and the underlying collateral supporting the structure. Valuation models are used to value both cash and synthetic CDOs.

Equity securities
The majority of the Group’s positions in equity securities are traded on public stock exchanges for which quoted prices are readily and regularly available and are therefore categorized as level 1 instruments. Level 2 equities include fund-linked products, convertible bonds or equity securities with restrictions and therefore are not traded in active markets.

Fund-linked products
Fund-linked products consist of investments in third-party hedge funds and funds of funds. The method of measuring fair value for these investments is the same as those described for other investments below.

Convertible bonds
Convertible bonds are generally valued using observable pricing sources. For a small minority of convertible bonds, no observable prices are available, and valuation is determined using internal and external models, for which the key inputs include stock prices, dividend rates, credit spreads (corporate and sovereign), yield curves, foreign exchange rates, prepayment rates and borrowing costs, and single stock and equity market volatility.

Derivatives
Derivatives held for trading purposes or used in hedge accounting relationships include both OTC and exchange-traded derivatives.
The fair values of exchange-traded derivatives measured using observable exchange prices are included in level 1 of the fair value hierarchy. Some observable exchange prices may not be considered executable at the reporting date and may have been adjusted for liquidity concerns. For those instruments where liquidity adjustments have been made to the exchange price, such as long-dated option contracts, the instrument has been included in level 2 of the fair value hierarchy.

The fair values of OTC derivatives are determined on the basis of either industry standard models or internally developed proprietary models. Both model types use various observable and unobservable inputs in order to determine fair value. The inputs include those characteristics of the derivative that have a bearing on the economics of the instrument.

The determination of the fair value of many derivatives involves only a limited degree of subjectivity because the required inputs are observable in the marketplace, while more complex derivatives may use unobservable inputs that rely on specific proprietary modeling assumptions. Examples of such specific unobservable inputs include long-dated volatility assumptions on OTC option transactions and recovery rate assumptions for credit derivative transactions.

Where observable inputs (prices from exchanges, dealers, brokers or market consensus data providers) are not available, attempts are made to infer values from observable prices through model calibration (spot and forward rates, benchmark interest rate curves and volatility inputs for commonly traded option products). For inputs that cannot be derived from other sources, estimates from historical data may be made.

OTC derivatives where the majority of the value is derived from market observable inputs are categorized as level 2 instruments, while those where the majority of value is derived from unobservable inputs are categorized as level 3.

Interest rate derivatives
OTC vanilla interest rate products, such as interest rate swaps, swaptions, and caps and floors are valued by discounting the anticipated future cash flows. The future cash flows and discounting are derived from market standard yield curves and industry standard volatility inputs. Where applicable, exchange-traded prices are also used to value exchange-traded futures and options and can be used in yield curve construction. For more complex products, inputs include, but are not limited to basis swap spreads, constant maturity convexity adjustments, constant maturity treasury spreads, inflation-index correlations, inflation seasonality, single and quanto interest rate correlations, cross asset correlations, mean reversion, serial correlation and conditional prepayment rate assumptions.

Foreign exchange derivatives
Foreign exchange derivatives include vanilla products such as spot, forward and option contracts where the anticipated discounted future cash flows are determined from foreign exchange forward curves and industry standard optionality modeling techniques. Where applicable, exchange-traded prices are also used for futures and option prices. For more complex products inputs include, but are not limited to foreign exchange rate correlations, quanto cross asset correlations and volatility skew assumptions.

Equity derivatives
Equity derivatives include vanilla options and swaps in addition to different types of exotic options. Inputs for equity derivatives can include borrowing costs, dividend curves, equity to equity correlations, equity to foreign exchange rate correlations, single name and index volatility, fund gap risk, fund volatility, interest rate to equity correlation and yield curve.

Credit derivatives
Credit derivatives include index and single name CDS in addition to more complex structured credit products. Vanilla products are valued using industry standard models and inputs that are generally market observable including credit spreads and recovery rates.

Complex structured credit derivatives are valued using proprietary models requiring inputs such as credit spreads, recovery rates, credit volatilities, default correlations, cash/synthetic basis spreads and prepayment rate. These input parameters are generally implied from available market observable data.

Commodity derivatives
Commodity derivatives include forwards, vanilla and exotic options, swaps, swaptions, and structured transactions. Vanilla products are generally valued using industry standard models, while more complex products may use proprietary models. Commodity derivative model inputs include cross commodity correlation, foreign exchange commodity correlation, commodity forward rate curves, spot prices, commodity volatility and the yield curve. Inputs can be validated from executed trades, broker and consensus data. In other cases, historic relationships may be used to estimate model inputs.

Other trading assets
Other trading assets include cash and synthetic life finance instruments. Cash instruments include SPIA, premium finance, and life settlement contracts at fair value, whereas synthetic instruments include longevity swaps, options and notes.

These instruments are valued using proprietary models using several inputs however; central to the calculation of fair value for life finance instruments is the estimate of mortality rates. Individual mortality rates are typically obtained by multiplying a base mortality curve for the general insured population provided by a professional actuarial organization together with an individual-specific multiplier. Individual specific multipliers are determined based on data from third-party life expectancy data providers, which examine insured individual’s medical conditions, family history and other factors to arrive at a life expectancy estimate. In addition to mortality rates, discount rates and credit spreads are also inputs into the valuation of life finance instruments.

Due to the limited observability in the market of mortality rates the vast majority of life finance instruments are categorized as level 3 instruments.
Other investments
Other investments principally includes equity investments in the form of a) direct investments in third-party hedge funds, private equity funds and funds of funds, b) equity-method investments where the Group has the ability to significantly influence the operating and financial policies of the investee, and c) direct investments in non-marketable equity securities.

Direct investments in third-party hedge funds, private equity and funds of funds are measured at fair value based on their published NAVs. Most of these investments are classified in level 3 of the fair value hierarchy, as there are restrictions imposed upon the redemption of the funds at their NAV in the near term. In some cases, NAVs may be adjusted where there exists sufficient evidence that the NAV published by the investment manager is not current with observed market movements or there exists other circumstances that would require an adjustment to the published NAV. Significant management judgment is involved in making any adjustments to the published NAVs.

Direct investments in non-marketable equity securities consist of both real estate investments and non-real estate investments. Equity-method investments and direct investments in non-marketable equity securities are initially measured at their transaction price, as this is the best estimate of fair value. Thereafter, these investments are individually measured at fair value based upon a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. The availability of information used in these modeling techniques is often limited and involves significant management judgment in evaluating these different factors over time. As a result, these investments are included in level 3 of the fair value hierarchy.

Loans
The Group’s loan portfolio measured at fair value includes commercial loans, residential loans, corporate loans, leveraged financed loans and emerging market loans. Fair value is based on recent transactions and quoted prices, where available. Where recent transactions and quoted prices are not available, fair value may be determined by relative value benchmarking (which includes pricing based upon another position in the same capital structure, other comparable loan issues, generic industry credit spreads, implied credit spreads derived from CDS for the specific borrower, and enterprise valuations) or calculated based on the exit price of the collateral, based on current market conditions.

Both the funded and unfunded portion of revolving credit lines, on the corporate lending portfolio, are valued using a CDS pricing model, which requires estimates of significant inputs including credit spreads, recovery rates, credit conversion factors, and weighted average life of the loan.

The Group’s other assets and liabilities include mortgage loans held in conjunction with securitization activities and assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP. The fair value of mortgage loans held in conjunction with securitization activities is determined on a whole-loan basis. Whole-loan valuations are calculated based on the exit price reflecting the current market conditions. The fair value of assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP is determined based on the quoted prices for securitized bonds, where available, or on cash flow analyses for securitized bonds, when quoted prices are not available.

Short-term borrowings and long-term debt
The Group’s short-term borrowings and long-term debt include structured notes (hybrid financial instruments that are both bifurcatable and non-bifurcatable) and vanilla debt.
The fair value of structured notes is based on quoted prices, where available. When quoted prices are not available, fair value is determined by using a discounted cash flow model incorporating the Group’s credit spreads, the value of derivatives embedded in the debt and the residual term of the issuance based on call options. Derivatives structured into the issued debt are valued consistently with the firms’ stand-alone derivatives as discussed above. The fair value of structured debt is heavily influenced by the combined call options and performance of the underlying derivative returns.

Vanilla debt is fair valued to the new issue market using risk-free yield curves for similar maturities and the Group’s own credit spread.
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
	2011			2010

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-interest-earning loans	807	3,277	(2,470)	758	2,274	(1,516)

Financial instruments (CHF million)

Interest bearing deposits with banks	405	404	1	0	0	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158,673	157,889	784	136,906	135,939	967

Loans	20,694	21,382	(688)	18,552	18,677	(125)

Other assets [1]	20,511	30,778	(10,267)	25,078	36,195	(11,117)

Due to banks and customer deposits	(610)	(620)	10	(410)	(420)	10

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(136,483)	(136,396)	(87)	(123,697)	(123,562)	(135)

Short-term borrowings	(3,547)	(3,681)	134	(3,308)	(3,262)	(46)

Long-term debt	(70,366)	(79,475)	9,109	(83,692)	(90,271)	6,579

Other liabilities	(5,730)	(8,210)	2,480	(5,734)	(7,569)	1,835

1 Primarily loans held-for-sale.

Gains and losses on financial instruments
	2011		2010		2009

in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Interest-bearing deposits with banks	0		11	[1]	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,698	[1]	1,901	[1]	1,363	[1]

Other trading assets	10	[2]	46	[2]	262	[2]

Other investments	196	[2]	(225)	[3]	998	[3]

of which related to credit risk	(14)		(2)		0

Loans	(1,105)	[2]	1,065	[1]	7,976	[2]

of which related to credit risk	(256)		707		5,255

Other assets	476	[1]	5,896	[2]	1,458	[1]

of which related to credit risk	(332)		589		549

Due to banks and customer deposits	(2)	[1]	(27)	[2]	(9)	[1]

of which related to credit risk	45		0		2

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(575)	[1]	(471)	[1]	(1,421)	[1]

Short-term borrowings	91	[2]	(51)	[2]	(778)	[2]

of which related to credit risk [4]	(2)		1		6

Long-term debt	2,342	[2]	(6,162)	[2]	(10,345)	[2]

of which related to credit risk [4]	1,909		273		(4,004)

Other liabilities	(286)	[2]	(232)	[2]	1,299	[2]

of which related to credit risk	(348)		(97)		1,125

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk are due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt related to credit risk were CHF 1,210 million, CHF 341 million and CHF (4,458) million in 2011, 2010 and 2009, respectively.

Interest income and expense are calculated based on contractual rates specified in the transactions. Interest income and expense are recorded in the consolidated statements of operations depending on the nature of the instrument and related market convention. When interest is included as a component of the change in the instrument’s fair value, interest is included in trading revenues. Otherwise, it is included in interest and dividend income or interest expense. Dividend income is recognized separately from trading revenues.

The impacts of credit risk on debt securities held as assets presented in the table above have been calculated as the component of the total change in fair value, excluding the impact of changes in base or risk-free interest rates. The impacts of changes in own credit risk on liabilities presented in the table above have been calculated as the difference between the fair values of those instruments as of the reporting date and the theoretical fair values of those instruments calculated by using the yield curve prevailing at the end of the reporting period, adjusted up or down for changes in the Group’s own credit spreads from the transition date to the reporting date.

Fair value measurements of investments in certain entities that calculate NAV per share
The following table pertains to investments in certain entities that calculate NAV per share or its equivalent, primarily private equity and hedge funds. These investments do not have a readily determinable fair value and are measured at fair value using NAV.

Fair value, unfunded commitments and term of redemption conditions
end of 2011	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	45		61		106	0

Equity funds	40		4,864	[1]	4,904	0

Equity funds sold short	0		(78)		(78)	0

Total funds held in trading assets and liabilities	85		4,847		4,932	0

Debt funds	58		268		326	219

Equity funds	4		50		54	0

Others	5		113		118	55

Hedge funds	67		431	[2]	498	274

Debt funds	9		0		9	18

Equity funds	3,136		0		3,136	954

Real estate funds	338		0		338	200

Others	823		0		823	231

Private equities	4,306		0		4,306	1,403

Equity method investments	360		0		360	0

Total funds held in other investments	4,733		431		5,164	1,677

Total fair value	4,818	[3]	5,278	[4]	10,096	1,677	[5]

1 46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 19% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 18% is redeemable on an annual basis with a notice period primarily of more than 60 days and 17% is redeemable on a monthly basis with a notice period primarily of less than 30 days. 2 72% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on an annual basis with a notice period of more than 60 days and 10% is redeemable on demand with a notice period primarily of less than 30 days. 3 Includes CHF 2,248 million attributable to noncontrolling interests. 4 Includes CHF 91 million attributable to noncontrolling interests. 5 Includes CHF 540 million attributable to noncontrolling interests.

Fair value, unfunded commitments and term of redemption conditions (continued)
end of 2010	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	0		29		29	0

Equity funds	37		6,340	[1]	6,377	0

Equity funds sold short	0		(109)		(109)	0

Total funds held in trading assets and liabilities	37		6,260		6,297	0

Debt funds	20		330		350	234

Equity funds	8		219		227	0

Others	5		252		257	0

Hedge funds	33		801	[2]	834	234

Debt funds	12		0		12	19

Equity funds	3,516		0		3,516	1,054

Real estate funds	322		0		322	223

Others	759		0		759	213

Private equities	4,609		0		4,609	1,509

Equity method investments	1,183		0		1,183	0

Total funds held in other investments	5,825		801		6,626	1,743

Total fair value	5,862	[3]	7,061	[4]	12,923	1,743	[5]

1 47% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 22% is redeemable on a monthly basis with a notice period primarily of less than 30 days and 16% is redeemable on an annual basis with a notice period primarily of more than 60 days. 2 51% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 22% is redeemable on demand with a notice period of less than 30 days and 17% is redeemable on a monthly basis with a notice period primarily of more than 30 days. 3 Includes CHF 2,399 million attributable to noncontrolling interests. 4 Includes CHF 95 million attributable to noncontrolling interests. 5 Includes CHF 641 million attributable to noncontrolling interests.

Investments in funds held in trading assets and liabilities primarily include positions held in equity funds of funds as an economic hedge for structured notes and derivatives issued to clients that reference the same underlying risk and liquidity terms of the fund. A majority of these funds have limitations imposed on the amount of withdrawals from the fund during the redemption period due to illiquidity of the investments. In other instances, the withdrawal amounts may vary depending on the redemption notice period and are usually larger for the longer redemption notice periods. In addition, penalties may apply if redemption is within a certain time period from initial investment.

Investment in funds held in other investments principally invest in private securities and, to a lesser extent, publicly traded securities and fund of funds. Several of these investments have redemption restrictions subject to discretion of the Board of Directors of the fund and/or redemption is permitted without restriction, but is limited to a certain percentage of total assets or only after a certain date.

Furthermore, for those investments held in both trading assets and other investments that are non-redeemable, the underlying assets of such funds are expected to be liquidated over the life of the fund, which are generally up to ten years.

Disclosures about fair value of financial instruments
US GAAP requires the disclosure of the fair values of financial instruments for which it is practicable to estimate those values, whether or not they are recognized in the consolidated financial statements excluding all non-financial instruments such as lease transactions, real estate, premises and equipment, equity method investments and pension and benefit obligations.

Carrying value and estimated fair values of financial instruments
	2011		2010

end of	Carrying value	Fair value	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	236,963	236,963	220,443	220,443

Securities received as collateral	30,191	30,191	42,147	42,147

Trading assets	270,315	270,315	324,704	324,704

Investment securities	5,160	5,160	8,397	8,397

Loans	229,657	233,922	218,842	221,937

Other financial assets [1]	232,452	232,491	189,973	190,011

Financial liabilities (CHF million)

Due to banks and deposits	353,548	353,467	325,057	325,051

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	176,559	176,559	168,394	168,394

Obligation to return securities received as collateral	30,191	30,191	42,147	42,147

Trading liabilities	127,760	127,760	133,997	133,997

Short-term borrowings	26,116	26,117	21,683	21,683

Long-term debt	162,655	159,538	173,752	172,698

Other financial liabilities [2]	127,936	127,936	123,549	123,549

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Assets pledged or assigned	12 Months Ended
Dec. 31, 2011
Assets pledged or assigned
Assets pledged or assigned

The Group received collateral in connection with resale agreements, securities lending and loans, derivative transactions and margined broker loans. A substantial portion of the collateral received by the Group was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.

end of	2011	2010

Assets pledged or assigned (CHF million)

Book value of assets pledged or assigned as collateral	157,856	169,702

of which assets provided with the right to sell or repledge	96,922	112,246

Fair value of collateral received with the right to sell or repledge	373,657	356,970

of which sold or repledged	332,718	307,894

Other information (CHF million)

Cash and securities restricted under foreign banking regulations	17,943	16,090

Swiss National Bank required minimum liquidity reserves	2,294	2,090

Capital adequacy	12 Months Ended
Dec. 31, 2011
Capital adequacy
Capital adequacy

The Group is subject to regulation by FINMA. The capital levels of the Group are subject to qualitative judgments by regulators, including FINMA, about the components of capital, risk weightings and other factors. Since January 2008, the Group has operated under the international capital adequacy standards known as Basel II set forth by the Basel Committee on Banking Supervision (BCBS). These standards affected the measurement of both total eligible capital and risk-weighted assets. In January 2011, as required by FINMA, the Group implemented BCBS’s “Revisions to the Basel II market risk framework” (Basel II.5) for FINMA regulatory capital purposes. The Group has based its capital adequacy calculations on US GAAP, as permitted by FINMA Circular 2008/34. FINMA has advised the Group that it may continue to include as tier 1 capital CHF 0.6 billion and CHF 1.1 billion of equity from SPEs which are deconsolidated under US GAAP as of December 31, 2011 and 2010, respectively.

According to FINMA and Bank for International Settlements (BIS) capital requirements, total regulatory capital is comprised of two categories: tier 1 and tier 2 capital. Tier 1 capital consists of total shareholders’ equity, qualifying noncontrolling interests and hybrid tier 1 capital instruments. Deductions from tier 1 capital include, among other items, goodwill and intangible assets, participations in insurance entities, investments in certain bank and finance entities and other adjustments, including cumulative fair value adjustments on Credit Suisse vanilla debt, net of tax, anticipated but not yet declared dividends, the net long position in own treasury shares in the trading book and an adjustment for the accounting treatment of pension plans. Core tier 1 capital excludes hybrid tier 1 capital instruments. Tier 1 capital is supplemented for capital adequacy purposes by tier 2 capital, which consists primarily of unsecured, perpetual, subordinated instruments that are senior only to tier 1 instruments. The sum of tier 1 and tier 2 capital equals total eligible capital.

Risk-weighted assets include consolidated balance sheet assets, net positions in securities not held in the trading portfolio, off-balance sheet transactions converted into credit equivalents and market positions in the trading portfolio.

As of December 31, 2011 and 2010, the Group was adequately capitalized under the regulatory provisions outlined under both FINMA and BIS guidelines.
BIS statistics
end of	Basel II.5 2011	Basel II 2011	Basel II 2010

Eligible capital (CHF million)

Tier 1 capital	36,844	38,029	37,725

of which core tier 1 capital	25,956	27,141	26,627

Tier 2 capital	11,810	12,995	10,074

Total eligible capital	48,654	51,024	47,799

Risk-weighted assets (CHF million)

Credit risk	157,237	155,352	158,735

Market risk	40,609	11,170	18,925

Non-counterparty risk	7,819	7,819	7,380

Operational risk	36,088	36,088	33,662

Risk-weighted assets	241,753	210,429	218,702

Capital ratios (%)

Core tier 1 ratio	10.7	12.9	12.2

Tier 1 ratio	15.2	18.1	17.2

Total capital ratio	20.1	24.2	21.9

For BIS reporting purposes, Basel II.5 was effective as of December 31, 2011.

Broker-dealer operations
Certain Group broker-dealer subsidiaries are also subject to capital adequacy requirements. As of December 31, 2011 and 2010, the Group and its subsidiaries complied with all applicable regulatory capital adequacy requirements.

Dividend restrictions
Certain of the Group’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations).

Under the Swiss Code of Obligations, dividends may be paid out only if and to the extent the corporation has distributable profits from previous business years, or if the free reserves of the corporation are sufficient to allow distribution of a dividend. In addition, at least 5% of the annual net profits must be retained and booked as general legal reserves for so long as these reserves amount to less than 20% of the paid-in share capital. The reserves currently exceed this 20% threshold. Furthermore, dividends may be paid out only after shareholder approval at the Annual General Meeting.

As of December 31, 2011 and 2010, the Group was not subject to restrictions on its ability to pay the proposed dividends.

Assets under management	12 Months Ended
Dec. 31, 2011
Assets under management
Assets under management

The following disclosure provides information regarding assets under management and net new assets as regulated by FINMA.
Assets under management include assets from clients for which the Group provides investment advisory or discretionary asset management services. Assets that are held solely for transaction-related or safekeeping/custody purposes are not considered assets under management. Assets of corporate clients and public institutions that are used primarily for cash management or transaction-related purposes are also not considered assets under management. The classification of assets under management is individually assessed on the basis of each client’s intentions and objectives and the banking services provided to the client. Reclassifications between assets under management and assets held for transaction-related or safekeeping purposes result in corresponding net assets inflows or outflows.

Net new assets measure the degree of success in acquiring assets under management. The calculation is based on the direct method, taking into account individual cash payments, security deliveries and cash flows resulting from loan increases or repayments. Interest and dividend income credited to clients and commissions, interest and fees charged for banking services are not taken into account when calculating net new assets, as such charges are not directly related to the Group’s success in acquiring assets under management. Similarly, changes in assets under management due to currency and market volatility as well as asset inflows and outflows due to the acquisition or divestiture of businesses are not part of net new assets.

A portion of the Group’s assets under management result from double counting. Double counting arises when assets under management are subject to more than one level of asset management services. Each such separate advisory or discretionary service provides additional benefits to the client and represents additional income for the Group. Specifically, double counting primarily results from the investment of assets under management in collective investment instruments managed by the Group. The extent of double counting is disclosed in the following table.

Assets under management
in / end of	2011	2010

Assets under management (CHF billion)

Assets in collective investment instruments managed by Credit Suisse	189.2	215.7

Assets with discretionary mandates	222.4	213.4

Other assets under management	817.9	823.9

Assets under management (including double counting)	1,229.5	1,253.0

of which double counting	112.3	128.0

Net new assets (CHF billion)

Total net new assets, including double counting	40.9	69.0

Litigation	12 Months Ended
Dec. 31, 2011
Litigation
Litigation

The Group is involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its businesses, including those disclosed below. Some of these proceedings have been brought on behalf of various classes of claimants and seek damages of material and/or indeterminate amounts.

The Group accrues litigation provisions (including fees and expenses of external lawyers and other service providers) in connection with certain judicial, regulatory and arbitration proceedings when losses, additional losses or ranges of loss are probable and reasonably estimable. The Group reviews its judicial, regulatory and arbitration proceedings each quarter to determine the adequacy of its litigation provisions and may increase or release provisions based on management’s judgment and the advice of counsel. Further provisions or releases of litigation provisions may be necessary in the future as developments in such litigation, claims or proceedings warrant.

It is inherently difficult to determine whether a loss is probable or even reasonably possible or to estimate the amount of any loss or loss range for many of these matters. In presenting the consolidated financial statements, management makes estimates regarding the outcome of these matters, records a provision and takes a charge to income when losses with respect to such matters are probable and can be reasonably estimated. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including, but not limited to, the type and nature of the litigation, claim or proceeding, the progress of the matter, the advice of legal counsel, the Group’s defenses and its experience in similar cases or proceedings, as well as its assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings. Factual and legal determinations must be made before a loss, additional losses or ranges of loss can be reasonably estimated for any proceeding or matter.

Most matters pending against the Group seek damages of an indeterminate amount. While certain matters specify the damages claimed, such claimed amount may not represent reasonably possible losses. The Group has disclosed below the amount of damages claimed (if specified in the relevant proceeding) and certain other quantifiable information that is publicly available.

The following table presents a roll forward of the Group’s aggregate litigation provisions.
Litigation provisions
2011

CHF million

Balance at beginning of period	861

Increase in litigation accruals	752

Decrease in litigation accruals	(29)

Decrease for settlements and other cash payments	(688)

Foreign exchange translation	(26)

Balance at end of period	870

The Group’s aggregate litigation provisions include estimates of losses, additional losses or ranges of loss for proceedings for which such losses are probable and can be reasonably estimated. The Group does not believe that it can estimate an aggregate range of reasonably possible losses for certain of its proceedings because of the complexity of the proceedings, the novelty of some of the claims, the early stage of the proceedings and limited amount of discovery that has occurred and/or other factors. The Group’s estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions is zero to CHF 2.3 billion.

After taking into account its litigation provisions, the Group believes, based on currently available information and advice of counsel, that the results of its proceedings, in the aggregate, will not have a material adverse effect on the Group’s financial condition. However, in light of the uncertainties involved in such proceedings, including those proceedings brought by regulators or other governmental authorities, the ultimate resolution of such proceedings may exceed current litigation provisions and any excess may be material to operating results for any particular period, depending, in part, upon the operating results for such period.

Litigation relating to IPO allocation
Beginning in January 2001, Credit Suisse Securities (USA) LLC (CSS LLC), one of its affiliates and several other investment banks were named as defendants in a large number of putative class action complaints filed in the US District Court for the Southern District of New York (SDNY) concerning initial public offering (IPO) allocation practices. In April 2002, the plaintiffs filed consolidated amended complaints alleging various violations of the federal securities laws resulting from alleged material omissions and misstatements in registration statements and prospectuses for the IPOs and, in some cases, follow-on offerings, and with respect to transactions in the aftermarket for those offerings. The complaints contained allegations that the registration statements and prospectuses either omitted or misrepresented material information about commissions paid to investment banks and aftermarket transactions by certain customers that received allocations of shares in the IPOs. The complaints also alleged that misleading analyst reports were issued to support the issuers’ allegedly manipulated stock price and that such reports failed to disclose the alleged allocation practices or that analysts were allegedly subject to conflicts of interest. In September 2008, a settlement in principle was reached between the plaintiffs and the underwriter and issuer defendants, and in October 2009, the SDNY issued an order granting final approval of the settlement. Certain members of the settlement class filed appeals challenging the SDNY’s approval of the settlement. These appeals have since been resolved or dismissed, although one such appellant attempted to file a petition for review by the US Supreme Court. That petition was initially rejected as procedurally defective. On January 18, 2012, the Clerk of the US Supreme Court determined that the petition had been untimely and therefore was not eligible for resubmission. On January 27, 2012, plaintiffs notified the SDNY that the settlement had thereby been final and effective, permitting the distribution of the funds to claimants and terminating the litigation for all purposes. Resolution of this matter was covered by existing provisions.

Research-related litigation
Putative class action lawsuits were filed against CSS LLC in the wake of publicity surrounding the 2002 industry-wide governmental and regulatory investigations into research analyst practices, with In re Credit Suisse – AOL Securities Litigation, filed in the US District Court for the District of Massachusetts, being the final outstanding matter. The case was brought on behalf of a class of purchasers of common shares of the former AOL Time Warner Inc. (AOL) who have alleged that CSS LLC’s equity research coverage of AOL between January 2001 and July 2002 was false and misleading. The second amended complaint in this action has asserted federal securities fraud and control person liability claims against CSS LLC and certain affiliates and former employees of CSS LLC. Plaintiffs estimated damages of approximately USD 3.9 billion. The district court denied CSS LLC’s motion to dismiss the complaint on December 16, 2006. On September 26, 2008, the district court granted class certification, and the US Court of Appeals for the First Circuit subsequently declined to hear CSS LLC’s appeal of that decision. On November 4, 2008, CSS LLC filed a motion for summary judgment on the grounds that there was no evidence that CSS LLC’s research coverage of AOL was false or misleading, and there was no evidence that CSS LLC’s research coverage had any effect on AOL’s stock price or caused the losses asserted by the plaintiff class. In addition, on April 21 and June 5, 2009, CSS LLC and the plaintiff class cross-moved to preclude the testimony of each other’s expert witnesses. On August 26, 2011, the district court denied CSS LLC’s motion for summary judgment. On September 28, 2011, the defendants filed a motion to certify questions for interlocutory appeal, which was denied on November 21, 2011. On January 13, 2012, the district court granted summary judgment in favor of the defendants upon its determination to preclude a plaintiff expert witness. On February 16, 2012, the plaintiffs filed a motion for reconsideration. On March 1, 2012, the defendants filed an opposition to plaintiffs' motion.

Enron-related litigation
Two Enron-related individual actions remain pending against CSS LLC and certain of its affiliates, each in the US District Court for the Southern District of Texas (SDT). In these actions, plaintiffs assert they relied on Enron’s financial statements, and seek to hold the defendants responsible for any inaccuracies in Enron’s financial statements. In Connecticut Resources Recovery Authority v. Lay, et al., the plaintiff seeks to recover from multiple defendants, pursuant to the Connecticut Unfair Trade Practices Act and Connecticut state common law, approximately USD 130 million to USD 180 million in losses it allegedly suffered in a business transaction it entered into with Enron. A motion to dismiss is pending. In Silvercreek Management Inc. v. Citigroup, Inc., et al., the plaintiff seeks to assert federal and state law claims relating to its alleged USD 280 million in losses relating to its Enron investments. On August 9, 2011, the SDT granted plaintiffs’ motion for leave to file a third amended complaint in this matter. CSS LLC and the other defendants filed motions to dismiss this complaint on September 27, 2011. In Ravenswood I LLC, et al. v. Citigroup, Inc., et al., an individual action asserting similar claims, plaintiffs as putative successors in interest sought to recover approximately USD 140 million relating to the decline in value of certain Enron debt securities purchased by a third party from Enron. On November 29, 2011, the SDT granted the motion to dismiss filed by CSS LLC and the remaining defendants in the case.

NCFE-related litigation
Since February 2003, lawsuits have been filed against CSS LLC and certain of its affiliates with respect to services that it provided to National Century Financial Enterprises, Inc. and its affiliates (NCFE). From January 1996 to May 2002, CSS LLC acted as a placement agent for bonds issued by NCFE that were to be collateralized by health-care receivables and, in July 2002, as a placement agent for a sale of NCFE preferred stock. NCFE filed for bankruptcy protection in November 2002. In these lawsuits, which have since been consolidated in the US District Court for the Southern District of Ohio (SDO) and are known as the MDL cases, investors holding approximately USD 1.9 billion face amount of NCFE’s bonds and approximately USD 12 million in preferred stock have sued numerous defendants, including the founders and directors of NCFE, the trustees for the bonds, NCFE’s auditors and law firm, the rating agencies that rated NCFE’s bonds and NCFE’s placement agents, including CSS LLC. The allegations include claims for breach of contract, negligence, fraud and violation of federal and state securities laws. The lawsuits generally allege that CSS LLC and/or its affiliate knew or should have known that the health care receivables purportedly backing the bonds were either ineligible for the programs or non-existent. CSS LLC and its affiliate filed motions to dismiss these cases. In December 2007, the SDO denied, in large part, CSS LLC’s and its affiliate's motions to dismiss, allowing most of the investor claims to proceed. In February 2009, CSS LLC and its affiliate filed motions for summary judgment seeking to dismiss the investors’ remaining claims, and certain of the bond investors filed summary judgment motions seeking judgment on certain of their claims. In December 2010, the SDO ruled in CSS LLC’s favor on cross-motions for partial summary judgment with respect to a claim under Ohio’s blue sky law. More specifically, the SDO held that application of the Ohio statute would violate the commerce clause of the US Constitution. On March 2, 2012, the SDO issued a decision which granted in part, and denied in part, CSS LLC's and its affiliate's remaining summary judgment motions in the bond investor lawsuits. To date, CSS LLC has settled one bond investor lawsuit. In that settlement, dated April 2009, CSS LLC settled with the New York City Pension Fund plaintiffs for an amount covered by existing reserves.

In addition, in November 2004, the trust created through NCFE’s confirmed bankruptcy plan commenced two actions against CSS LLC and certain of its affiliates. The trust filed an action in the SDO asserting common law claims similar to those asserted in the MDL cases against several of the same defendants, and it also alleged statutory claims under the Ohio Corrupt Practices Act, claims for professional negligence and claims under the US Bankruptcy Code. CSS LLC and its affiliates filed a motion to dismiss that action in March 2005. In March 2009, the SDO issued a decision in large part denying that motion. In May 2009, CSS LLC and its affiliates moved for summary judgment, and the SDO heard oral argument on that motion in November 2009. The trust (and another trust created in NCFE’s bankruptcy) also filed an action in the US Bankruptcy Court for the Southern District of Ohio objecting to the proofs of claim filed by CSS LLC and its affiliates in NCFE’s bankruptcy and seeking disgorgement of amounts previously distributed to CSS LLC and its affiliates under the bankruptcy plan. CSS LLC and its affiliates answered that complaint. On April 12, 2011, the SDO granted the summary judgment motion of CSS LLC and an affiliate to dismiss the action filed by the trust. The trust filed a motion with the SDO to reconsider that decision on May 11, 2011. CSS LLC and an affiliate filed an opposition to that motion on May 19, 2011. On June 24, 2011, CSS LLC and its affiliates agreed in principle to settle both of these actions. That settlement was finalized on October 31, 2011 and was covered by existing provisions.

Refco-related litigation
Refco trustee action
In August 2007, the litigation trustee appointed pursuant to the Refco bankruptcy plan named CSS LLC along with other financial services firms, accountants, officers, directors and controlling persons, as a defendant in a lawsuit filed in Illinois state court. The lawsuit asserted claims against CSS LLC for aiding and abetting breaches of fiduciary duty by Refco insiders in connection with Refco’s August 2004 notes offering and August 2005 IPO. The lawsuit also asserted claims in excess of USD 2 billion against CSS LLC for professional malpractice and negligent misrepresentation in connection with CSS LLC’s role as a financial advisor to Refco. CSS LLC and certain other defendants removed this action to Illinois federal district court and the case was transferred (by the Judicial Panel on Multi-District Litigation) to the SDNY. In May 2008, CSS LLC and certain other defendants filed a motion to dismiss plaintiffs’ claims. In April 2009, the SDNY granted CSS LLC’s and other defendants’ motion to dismiss. In December 2009, following an appeal by the plaintiffs to the US Court of Appeals for the Second Circuit (Second Circuit), the Second Circuit certified certain questions of law to the New York Court of Appeals. In October 2010, the New York Court of Appeals issued an opinion clarifying New York law. On November 18, 2010, after consideration of the New York Court of Appeals opinion, the Second Circuit affirmed the SDNY’s dismissal with prejudice. In December 2010, the trustee filed a petition for panel rehearing by the Second Circuit. In April 2011, the Second Circuit denied the trustee’s request for rehearing. The trustee’s time to petition for certiorari with the US Supreme Court has expired.

SPhinX action
In March 2008, CSS LLC was named, along with other financial services firms, accountants, lawyers, officers, directors and controlling persons, as a defendant in an action filed in New York state court by the Joint Official Liquidators of various SPhinX Funds and the trustee of the SPhinX Trust, which holds claims that belonged to PlusFunds Group, Inc. (PlusFunds), the investment manager for the SPhinX Funds. The operative amended complaint in the suit asserts claims against CSS LLC for aiding and abetting breaches of fiduciary duty and aiding and abetting fraud by Refco’s insiders in connection with Refco’s August 2004 notes offering and August 2005 IPO. That complaint seeks to recover from defendants approximately USD 263 million that the SPhinX Managed Futures Fund (SMFF), a SPhinX fund, had on deposit and lost at Refco, plus several hundred million dollars in alleged additional “lost enterprise” damages of PlusFunds. In March 2008, CSS LLC and certain other defendants removed the action to the SDNY. In November 2008, CSS LLC filed motions to dismiss. While the court initially dismissed all plaintiffs’ claims against CSS LLC for lack of standing, it later held that SMFF and PlusFunds had standing and permitted those plaintiffs to reinstate their claims in light of the Second Circuit’s decision dismissing the Refco trustee’s claims (described above). In February 2012, the court granted in part and denied in part CSS LLC’s other arguments for dismissal of the complaint. The claim by SMFF and PlusFunds against CSS LLC for aiding and abetting breach of fiduciary duty has been dismissed with prejudice. Plaintiffs’ claim for aiding and abetting fraud remains, though the court circumscribed the damages plaintiffs can seek. A court appointed Special Master issued a Report and Recommendation (R&R) recommending the denial of one additional ground asserted by CSS LLC for the dismissal of the entire complaint against CSS LLC. Objections to the Special Master’s R&R are under consideration by the court.

Mortgage-related matters
CSS LLC and certain of its affiliates have received requests for information from certain regulators and/or government entities regarding the origination, purchase, securitization and servicing of subprime and non-subprime residential mortgages and related issues. CSS LLC and its affiliates are cooperating with such inquiries and requests.

These inquiries include CSS LLC being advised in January and February 2012 by the US Securities and Exchange Commission (SEC) staff that they are considering recommending to the Commission that civil or administrative actions be pursued arising out of two separate investigations they have been conducting. The first involves potential claims against CSS LLC relating to due diligence conducted for two mortgage-backed securitizations and corresponding disclosures. The second involves potential claims against CSS LLC and certain of its affiliates relating to settlements of claims against originators involving loans included in a number of Credit Suisse securitizations. In both investigations, the SEC staff has invited CSS LLC to submit responses to the proposed actions and CSS LLC is in the process of responding to the SEC.

CSS LLC and certain of its affiliates have also been named as defendants in various civil litigation matters related to their roles as issuer, sponsor, depositor and/or underwriter of RMBS transactions. These cases include a class action lawsuit and putative class action lawsuits, actions by individual investors in RMBS, and actions by monoline insurance companies that guaranteed payments of principal and interest for certain RMBS. Although the allegations vary by lawsuit, plaintiffs in the class actions and individual investor lawsuits generally allege that the offering documents of securities issued by various RMBS securitization trusts contained material misrepresentations and omissions, including statements regarding the underwriting standards pursuant to which the underlying mortgage loans were issued. In addition, certain monoline insurers have alleged that loans that collateralize RMBS they insured breached representations and warranties made with respect to the loans at the time of securitization.

The amounts disclosed below do not reflect actual realized plaintiff losses to date or anticipated future litigation exposure. Rather, these amounts reflect the original unpaid principal balance amounts as alleged in these actions and do not include any reduction in principal amounts since issuance.

Class action litigations
In putative class actions against CSS LLC as an underwriter of other issuers’ RMBS offerings, CSS LLC generally has contractual rights to indemnification from the issuers. However, some of these issuers are now defunct, including affiliates of IndyMac Bancorp (IndyMac) and Thornburg Mortgage (Thornburg). With respect to IndyMac, CSS LLC is named as a defendant in two purported class actions pending in the SDNY brought on behalf of purchasers of securities in various IndyMac RMBS offerings. In one action, In re IndyMac Mortgage-Backed Securities Litigation, CSS LLC is named along with numerous other underwriters and individual defendants related to approximately USD 9.8 billion of IndyMac RMBS offerings. CSS LLC served as an underwriter with respect to approximately 31% of the IndyMac RMBS at issue or approximately USD 3.0 billion. In addition, certain investors seek to intervene in the action to assert claims with respect to additional RMBS offerings, including two RMBS offerings underwritten by CSS LLC. In those two offerings, CSS LLC underwrote RMBS with an aggregate principal amount of USD 912 million. The district court has denied these motions to intervene, and the proposed intervenors are now appealing that ruling. In the other action, Tsereteli v. Residential Asset Securitization Trust 2006-A8, CSS LLC was the sole underwriter defendant related to a USD 632 million IndyMac RMBS offering, of which CSS LLC underwrote USD 603 million of certificates. The court in the In re IndyMac action has dismissed claims as to certain RMBS securitizations, including all offerings in which no named plaintiff purchased securities, and in both actions has limited the theories on which claims as to other offerings may proceed. Discovery has commenced in both actions and plaintiffs have filed motions for class certification. With respect to Thornburg, CSS LLC is a named defendant in a putative class action pending in the US District Court for the District of New Mexico along with a number of other financial institutions that served as depositors and/or underwriters for approximately USD 5.5 billion of Thornburg RMBS offerings. CSS LLC served as an underwriter with respect to approximately 6.4% of the Thornburg RMBS at issue or approximately USD 354 million. Defendants’ motion to dismiss the complaint was granted in part, with leave to replead, and denied in part. One class action lawsuit pending in the SDNY against CSS LLC and certain affiliates and employees, New Jersey Carpenters Health Fund v. Home Equity Mortgage Trust 2006-5, relates to a single USD 784 million RMBS offering sponsored and underwritten by the Credit Suisse defendants. Defendants’ motion to dismiss was granted in part for claims related to RMBS offerings in which a named plaintiff was not a purchaser and to limit the theories on which the remaining claims may proceed. The SDNY granted plaintiff’s motion for class certification in the lawsuit.

Individual investor actions
In other actions brought against CSS LLC and its affiliates as an RMBS issuer, underwriter and/or other participant, CSS LLC and certain of its affiliates, along with other financial institutions, are defendants in seven separate individual actions filed by the Federal Home Loan Banks of Seattle, San Francisco, Chicago, Indianapolis and Boston in various state courts. The claims against CSS LLC and its affiliates relate to approximately USD 3.3 billion of the RMBS collectively at issue in those actions (approximately 9% of the USD 36 billion at issue against all banks across all the actions and coordinated proceedings). CSS LLC, and in some instances certain of its affiliates and employees, are also among the defendants, along with other financial institutions, named in: two actions brought by the Asset Management Fund and affiliated entities in the Supreme Court for the State of New York, New York County (SCNY), in which claims against CSS LLC and its affiliates relate to approximately USD 238 million of RMBS at issue (approximately 32% of the USD 755 million at issue against all banks); two actions brought by Cambridge Place Investment Management Inc. in Massachusetts state court, in which claims against CSS LLC and its affiliates relate to approximately USD 525 million of the RMBS at issue (approximately 16% of the USD 3.3 billion at issue against all banks); one action brought by The Charles Schwab Corporation in California state court, in which claims against CSS LLC and its affiliates relate to USD 125 million of the RMBS at issue (approximately 9% of the USD 1.4 billion at issue against all banks); one action brought by HSH Nordbank AG and affiliated entities in the SCNY, in which claims against CSS LLC relate to approximately USD 16 million of RMBS at issue (approximately 12% of the USD 130 million at issue against all banks); two actions brought by Massachusetts Mutual Life Insurance Company in Massachusetts federal court, in which claims against CSS LLC and its affiliates and employees relate to approximately USD 107 million of the RMBS at issue (approximately 97% of the USD 110 million at issue against all banks); one action brought by Sealink Funding Limited in the SCNY, in which claims against CSS LLC and its affiliates relate to USD 20 million of RMBS at issue (approximately 2% of the USD 949 million at issue against all banks); one action against CSS LLC brought by Stichting Pensioenfonds ABP in the SCNY, in which claims against CSS LLC relate to an unstated amount of RMBS at issue; two actions brought by The Union Central Life Insurance Company and certain of its affiliates in the SDNY, in which claims against CSS LLC and its affiliates and employees relate to approximately USD 71 million of RMBS at issue (approximately 36% of the USD 199 million at issue against all banks); one action brought by the West Virginia Investment Management Board in West Virginia state court, in which claims against CSS LLC relate to approximately USD 6 million of RMBS at issue (approximately 35% of the USD 17 million at issue against all banks); and one action brought by the Western & Southern Life Insurance Company and certain of its affiliates in the Court of Common Pleas for Hamilton County, Ohio, in which claims against CSS LLC and its affiliates relate to approximately USD 259 million of RMBS at issue (approximately 94% of the USD 276 million at issue against all banks). CSS LLC and certain of its affiliates are the only defendants named in: one action commenced by Allstate Insurance Company in the SCNY related to approximately USD 232 million of RMBS at issue; and one action commenced by IKB Deutsche Industriebank AG and certain of its affiliates in the SCNY related to approximately USD 240 million of RMBS at issue. CSS LLC and certain of its affiliates and employees are the only defendants named in a separate action commenced by Stichting Pensioenfonds ABP in the SCNY related to an unstated amount of RMBS at issue. In September 2011, the Federal Housing Finance Agency (FHFA), as conservator for Fannie Mae and Freddie Mac, filed seventeen separate complaints against various major financial institutions concerning a total of more than USD 196 billion of RMBS issued. CSS LLC and certain of its affiliates and employees are named as the defendants in one such action filed in the SDNY concerning approximately USD 14.1 billion of RMBS issued and/or underwritten by Credit Suisse defendants. CSS LLC is also named as an underwriter defendant in five of the other FHFA actions filed in September 2011, each pending in the SDNY. These claims against CSS LLC relate to approximately USD 5.5 billion of the RMBS at issue (about 11% of the approximately USD 51 billion at issue against all banks in those actions). Each of these actions is at an early procedural point in the litigation. A number of other entities have threatened to assert claims against CSS LLC and/or its affiliates in connection with various mortgage-related offerings, and CSS LLC and its affiliates have entered into agreements with some of those entities to toll the relevant statutes of limitations.

Monoline insurer disputes
CSS LLC and certain of its affiliates are defendants in three pending actions each commenced by a monoline insurer that guaranteed payments of principal and interest that in aggregate total approximately USD 1.5 billion of RMBS issued in eight different offerings sponsored by Credit Suisse. One theory of liability advanced by the monoline insurers is that an affiliate of CSS LLC must repurchase affected mortgage loans from the trusts at issue. To date, the monoline insurers have submitted repurchase demands for loans with an aggregate original principal balance of approximately USD 2.3 billion. These actions are pending in the SCNY. In each action, plaintiff claims that the underlying mortgage loans breach certain representations and warranties, and that CSS LLC and its affiliates have failed to repurchase the allegedly defective loans. In two of the actions, those brought by monoline insurers Ambac Assurance Corp. and MBIA Insurance Corp. (MBIA) against CSS LLC and its affiliates, plaintiff claims that it was fraudulently induced into providing the insurance. In those actions, the court dismissed both of the monoline insurer plaintiffs’ fraudulent inducement claims against CSS LLC and its affiliates, but plaintiffs requested reconsideration by the court. On October 7, 2011, the court reinstituted the monoline insurer plaintiffs’ fraudulent inducement claims against CSS LLC and its affiliates but reinstated its earlier decisions to deny plaintiffs’ demands for a jury trial. Discovery in these actions is ongoing. The third action by a monoline insurer was brought by Assured Guaranty Corp. on October 17, 2011. Separately, CSS LLC and other underwriters and individuals are defendants in an action pending in California state court brought by MBIA. The action relates to approximately USD 650 million in securities issued by IndyMac, including approximately USD 98 million of RMBS for which CSS LLC was an underwriter in one of the three offerings at issue, and as to which MBIA provided financial guaranty insurance. MBIA purports to be subrogated to the rights of the RMBS holders and seeks recovery of sums it has paid and will pay pursuant to those policies. Discovery in the action is ongoing.

Bank loan litigation
On January 3, 2010, the Bank and other affiliates were named as defendants in a lawsuit filed in the US District Court for the District of Idaho by homeowners in four real estate developments, Tamarack Resort, Yellowstone Club, Lake Las Vegas and Ginn Sur Mer. The Bank arranged, and was the agent bank for, syndicated loans provided for all four developments, which have been or are now in bankruptcy or foreclosure. Plaintiffs generally allege that the Bank and other affiliates committed fraud by using an unaccepted appraisal method to overvalue the properties with the intention to have the borrowers take out loans they could not repay because it would allow the Bank and other affiliates to later push the borrowers into bankruptcy and take ownership of the properties. The claims originally asserted by the plaintiffs include Racketeer Influenced and Corrupt Organizations (RICO), fraud, negligent misrepresentation, breach of fiduciary duty, tortious interference and conspiracy, among others. Plaintiffs are seeking class action status and have demanded USD 24 billion in damages. Cushman & Wakefield, the appraiser for the properties at issue, is also named as a defendant. An amended complaint was filed against all of the defendants on January 25, 2010, adding six new homeowner plaintiffs in the same four real estate developments. On March 29, 2010, the Bank and its named affiliates moved to dismiss the amended complaint in its entirety. The Bank and its named affiliates argued that the claims against them fail because they had no relationship with the plaintiff homeowners, and made no representations to them, fraudulent or otherwise, so there is no legal basis for the plaintiffs’ claims against them. The Bank and its affiliates also argued, among other things, that the plaintiffs failed to plead the necessary elements of the claims asserted against them in the amended complaint. On March 31, 2011, the court dismissed the RICO claim with prejudice and dismissed certain other claims with leave to replead. A third amended complaint was filed on April 21, 2011, adding a Consumer Protection Act claim. On May 5, 2011, the Bank and its affiliates moved to dismiss the third amended complaint. On July 22, 2011, two developers moved to intervene in the lawsuit. On February 17, 2012, the magistrate judge issued a report and recommendation to deny the motion to intervene and to dismiss certain of the claims while allowing others to proceed. The Bank and its affiliates filed objections to the recommendations on March 5, 2012 and are awaiting the district court's decision to adopt or deny the recommendation.

Auction Rate Securities
CSS LLC is responding to a number of customer demands and defending against litigation and Financial Industry Regulatory Authority (FINRA) arbitrations relating to the sale of certain auction rate securities (ARS).

In February 2008, ST Microelectronics (ST) brought a FINRA arbitration against CSS LLC concerning the purchase and sale of USD 415 million notional amount of ARS. The brokers of record for ST, who are no longer employed by CSS LLC, have since been criminally convicted. In February 2009, the FINRA arbitration panel awarded ST USD 406 million in damages in exchange for CSS LLC taking possession of the ARS. ST subsequently filed an action in the SDNY to confirm this award. Judgment was entered in favor of ST on March 23, 2010, and an amended judgment was entered on August 30, 2010. CSS LLC appealed to the Second Circuit, and the judgment is stayed pending appeal. Separately, in 2008, ST filed an action in the US District Court for the Eastern District of New York (EDNY) against the Group, alleging violations of the federal securities laws and various common law causes of action relating to the ARS portfolio. The Group moved to dismiss that action. On March 16, 2010, while the Group’s motion to dismiss the original complaint was still pending, ST moved for permission to file an amended complaint. The Group opposed the motion. The court heard oral argument on ST’s motion to amend on April 19, 2010. On March 31, 2011, the EDNY denied in part, and granted in part, the Group’s motion to dismiss the original complaint of ST, alleging violations of the federal securities laws and various common law causes of action relating to the ARS portfolio, and granted ST’s motion to file an amended complaint in the action. On June 2, 2011, the Second Circuit affirmed the SDNY’s confirmation of ST’s FINRA arbitration award against CSS LLC (except to the extent that the SDNY failed to credit against the amount of the award USD 75 million received by ST from the sale of certain of the ARS and to reduce the amount of interest owed by CSS LLC accordingly). On June 8, 2011, CSS LLC, the Group and ST settled these cases. Pursuant to the settlement, CSS LLC and the Group paid ST USD 357 million and received the ARS positions and interest in ST’s CSS LLC account as of the settlement date. Substantially all of the settlement amount was covered by existing provisions.

On May 27, 2009, Elbit Systems Ltd (“Elbit”) filed a complaint against the Group in the US District Court for the Northern District of Illinois, seeking approximately USD 16 million related to the purchase of ARS. The case was transferred to the SDNY, and the Group moved to dismiss the complaint for failure to state a claim and for being barred by a prior release. The motion to dismiss the complaint for being barred by a prior release was denied without prejudice, and the court ordered the parties to engage in limited discovery concerning the release. The parties exchanged discovery on that issue and the Group filed a motion for summary judgment. On February 7, 2012, the SDNY denied the Group’s summary judgment motion holding that a genuine dispute exists as to whether the prior release bars Elbit’s claims. The SDNY has not ruled on the portion of the Group's motion to dismiss the complaint for failure to state a claim.

In April 2010, Golden Minerals (formerly known as Apex Silver) commenced a FINRA arbitration against CSS LLC seeking approximately USD 33 million in alleged damages. Golden Minerals alleged that CSS LLC misled the company about the nature and risks of its investments in ARS. Golden Minerals further alleged that CSS LLC and the brokers of record for the company made unsuitable recommendations and breached fiduciary duties allegedly owed to the company, and that CSS LLC failed to supervise its brokers. Golden Minerals’ claims relied in part on the criminal conviction of the brokers of record on its account and on CSS LLC’s regulatory settlement relating to the sale of ARS. In August 2011, CSS LLC and Golden Minerals agreed to a settlement. The settlement amount was covered by existing provisions.

In September 2008, CSS LLC, along with many other Wall Street firms, agreed to a settlement in principle with the New York Attorney General and the North American Securities Administrators Association Task Force whereby CSS LLC agreed to repurchase up to USD 550 million par value of ARS from individual customers.

ADR litigation
A putative class action was filed on April 21, 2008 in the SDNY against the Group and certain executives by certain purchasers of American Depositary Receipts (ADRs) and common shares alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 thereunder. Plaintiffs in this action alleged that the Group’s stock price was artificially inflated as a result of allegedly misleading disclosures relating to the company’s business and financial results. A second putative class action complaint making similar allegations was filed in May 2008. These actions were consolidated in June 2008, and an amended complaint against the Group and certain executives was filed in October 2008. In December 2008, the Group and defendant executives filed a motion to dismiss the amended complaint. In October 2009, the SDNY issued a decision dismissing the case for lack of subject matter jurisdiction. In November 2009, plaintiffs filed a motion for leave to file a second amended complaint, and the Group and defendant executives opposed that motion. On February 11, 2010, the SDNY denied in part and granted in part plaintiffs’ motion. The SDNY found that plaintiff purchasers of ADRs and US plaintiff purchasers of Group common shares on foreign exchanges could proceed with their proposed amended claims but that foreign purchasers of Group common shares on foreign exchanges could not. In March 2010, the remaining plaintiffs filed their second amended complaint. In July 2010, the SDNY (based on the US Supreme Court’s July 2010 decision in Morrison v. National Australia Bank) additionally dismissed the claims of all US purchasers of Group common shares on foreign exchanges. On January 6, 2011, following mediation, the parties agreed in principle to settle this matter. On March 7, 2011, the parties executed formal settlement documentation. On July 18, 2011, the SDNY granted final approval of the settlement and dismissed with prejudice the entire action.

US economic sanctions matter
In December 2009, the Bank announced that it had reached a settlement with the New York County District Attorney’s Office, the United States Department of Justice (DOJ), the Board of Governors of the Federal Reserve System (Fed), the Federal Reserve Bank of New York and the Office of Foreign Assets Control (OFAC) of their investigation into US dollar payments during the period April 2002 to 2007 involving certain countries (Cuba, Iran, Libya, Burma and Sudan) that were subject to US economic sanctions. As part of the settlement, the Bank entered into two-year deferred prosecution agreements (DPAs), a Cease and Desist Order (CDO) with the Fed, and an agreement with OFAC and agreed to pay a total of USD 536 million, for which reserves were recorded in 2009. The DPAs were terminated in December 2011 and the CDO was terminated in March 2012. Credit Suisse has completed all of its settlement obligations and all sanctions censures have been formally terminated, now having no further force or effect.

Tax matters
In early 2010, the Public Prosecutor’s Office in Dusseldorf, Germany initiated an investigation that dealt with possible tax evasion by Credit Suisse clients and alleged assistance in such tax evasion by Credit Suisse employees. Credit Suisse and the Dusseldorf Public Prosecutor’s Office reached an agreement regarding the proceedings against Credit Suisse employees. The relevant applications were submitted to and approved by the Dusseldorf District Court. Credit Suisse paid EUR 150 million. The entire proceedings by the Dusseldorf Public Prosecutor’s office were thereby resolved.

Credit Suisse has been responding to subpoenas and other requests for information from the DOJ, SEC and other authorities involving historical Private Banking services provided on a cross-border basis to US persons. US authorities are investigating possible violations of US tax and securities laws. In particular, the DOJ is investigating whether US clients violated their US tax obligations and whether Credit Suisse and certain of its employees assisted such clients. The SEC is investigating whether certain of our relationship managers triggered obligations for Credit Suisse or the relationship managers in Switzerland to register with the SEC as a broker-dealer or investment advisor. A limited number of current or former employees have been indicted and one arrested for alleged conduct while employed at Credit Suisse or other financial institutions. Credit Suisse has received a grand jury target letter from the DOJ. We understand that certain US authorities are also investigating other Swiss and non-US financial institutions. We have been conducting an internal investigation and are continuing to cooperate with the authorities both in the US and Switzerland to resolve this matter in a responsible manner that complies with our legal obligations.

LIBOR-related matters
On February 3, 2012, following related investigations in the US and in the UK by the respective authorities, the Swiss Competition Commission commenced an investigation involving twelve banks and certain other financial intermediaries, including the Group, concerning alleged collusive behavior among traders to affect the bid ask spread for derivatives tied to the LIBOR and TIBOR reference rates fixed with respect to certain currencies. The investigation also relates to alleged collusive agreements to influence these reference rates. Credit Suisse is not a panel bank for Yen LIBOR, Yen TIBOR or Euroyen TIBOR. Credit Suisse is cooperating fully with these investigations.

UK Financial Services Authority matter
On October 25, 2011, the UK Financial Services Authority announced a settlement with Credit Suisse (UK) Limited (CSUK) in respect of findings as to the adequacy of systems and controls relating to the suitability of sales of non-principal protected products in 2007 to 2009. Under the settlement, CSUK was fined GBP 5.95 million and is required to conduct a review of sales of such products in the relevant period to determine suitability.

Significant subsidiaries and equity method investments	12 Months Ended
Dec. 31, 2011
Significant subsidiaries and equity method investments
Significant subsidiaries and equity method investments

Significant subsidiaries
Equity interest in %		Company name	Domicile	Currency	Nominal capital in million

as of December 31, 2011

100		Credit Suisse AG	Zurich, Switzerland	CHF	4,399.7

100		BANK-now AG	Horgen, Switzerland	CHF	30.0

100		Credit Suisse Group Finance (U.S.) Inc.	Wilmington, United States	USD	600.0

100		CS LP Holding AG	Zug, Switzerland	CHF	0.1

100		Credit Suisse Trust AG	Zurich, Switzerland	CHF	5.0

100		Credit Suisse Trust Holdings Limited	St. Peter Port, Guernsey	GBP	2.0

100		Inreska Limited	St. Peter Port, Guernsey	GBP	3.0

100		Wincasa AG	Winterthur, Switzerland	CHF	1.5

100		Neue Aargauer Bank AG	Aarau, Switzerland	CHF	134.1

100		Clariden Leu Holding AG	Zurich, Switzerland	CHF	8.1

100		Clariden Leu AG	Zurich, Switzerland	CHF	50.0

100		Clariden Leu Financial Products (Guernsey) Ltd.	St. Peter Port, Guernsey	GBP	0.0

100		Clariden Leu Immobilien AG	Zurich, Switzerland	CHF	1.0

88		Savoy Hotel Baur en Ville AG	Zurich, Switzerland	CHF	7.5

		Credit Suisse AG

100		AJP Cayman Ltd.	George Town, Cayman Islands	JPY	8,025.6

100		Banco Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	53.6

100		Banco Credit Suisse (México), S.A.	Mexico City, Mexico	MXN	1,716.7

100		Banco de Investimentos Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	164.8

100		Boston Re Ltd.	Hamilton, Bermuda	USD	2.0

100		Casa de Bolsa Credit Suisse (México), S.A. de C.V.	Mexico City, Mexico	MXN	274.1

100		CJSC Bank Credit Suisse (Moscow)	Moscow, Russia	USD	37.8

100		Column Financial, Inc.	Salt Lake City, United States	USD	0.0

100		Credit Suisse (Australia) Limited	Sydney, Australia	AUD	34.1

100		Credit Suisse (Brasil) Distribuidora de Titulos e Valores Mobiliários S.A.	São Paulo, Brazil	BRL	5.0

100		Credit Suisse (Brasil) S.A. Corretora de Titulos e Valores Mobiliários	São Paulo, Brazil	BRL	98.4

100		Credit Suisse (Deutschland) Aktiengesellschaft	Frankfurt, Germany	EUR	130.0

100		Credit Suisse (France)	Paris, France	EUR	52.9

100		Credit Suisse (Gibraltar) Limited	Gibraltar, Gibraltar	GBP	5.0

100		Credit Suisse (Guernsey) Limited	St. Peter Port, Guernsey	USD	6.1

100		Credit Suisse (Hong Kong) Limited	Hong Kong, China	HKD	3,809.9

100		Credit Suisse (Italy) S.p.A.	Milan, Italy	EUR	109.6

100	[1]	Credit Suisse (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	43.0

100		Credit Suisse (Monaco) S.A.M.	Monte Carlo, Monaco	EUR	12.0

100		Credit Suisse (Singapore) Limited	Singapore, Singapore	SGD	621.3

100		Credit Suisse (UK) Limited	London, United Kingdom	GBP	126.8

100	[2]	Credit Suisse (USA), Inc.	Wilmington, United States	USD	0.0

100		Credit Suisse Asset Management (UK) Holding Limited	London, United Kingdom	GBP	144.2

100		Credit Suisse Fund Services (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	1.5

100		Credit Suisse Asset Management Funds (UK) Limited	London, United Kingdom	GBP	15.5

100		Credit Suisse Funds AG	Zurich, Switzerland	CHF	7.0

100		Credit Suisse Asset Management Funds S.p.A. S.G.R.	Milan, Italy	EUR	5.0

Significant subsidiaries (continued)
Equity interest in %		Company name	Domicile	Currency	Nominal capital in million

100		Credit Suisse Holding Europe (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	32.6

100		Credit Suisse Asset Management Immobilien Kapitalanlagegesellschaft mbH	Frankfurt, Germany	EUR	6.1

100		Credit Suisse Asset Management International Holding Ltd	Zurich, Switzerland	CHF	20.0

100		Credit Suisse Asset Management Investments Ltd	Zurich, Switzerland	CHF	0.1

100		Credit Suisse Asset Management Limited	London, United Kingdom	GBP	45.0

100		Credit Suisse Asset Management, LLC	Wilmington, United States	USD	1,064.7

100		Credit Suisse Capital (Guernsey) I Limited	St. Peter Port, Guernsey	USD	0.0

100		Credit Suisse Capital Funding, Inc.	Wilmington, United States	USD	0.0

100		Credit Suisse Capital LLC	Wilmington, United States	USD	737.6

100		Credit Suisse Energy LLC	Wilmington, United States	USD	0.0

100		Credit Suisse Equities (Australia) Limited	Sydney, Australia	AUD	62.5

100		Credit Suisse Finance (Guernsey) Limited	St. Peter Port, Guernsey	USD	0.2

100		Credit Suisse Finance (India) Private Limited	Mumbai, India	INR	1,050.1

100		Credit Suisse First Boston (Latin America Holdings) LLC	George Town, Cayman Islands	USD	23.8

100		Credit Suisse First Boston Finance B.V.	Amsterdam, The Netherlands	EUR	0.0

100		Credit Suisse First Boston Mortgage Capital LLC	Wilmington, United States	USD	349.5

100		Credit Suisse Fund Management S.A.	Luxembourg, Luxembourg	CHF	0.3

100		Credit Suisse Holdings (Australia) Limited	Sydney, Australia	AUD	3.0

100		Credit Suisse Holdings (USA), Inc.	Wilmington, United States	USD	4,185.6

100	[3]	Credit Suisse International	London, United Kingdom	USD	4,389.6

100		Credit Suisse Leasing 92A, L.P.	New York, United States	USD	75.6

100		Credit Suisse Life & Pensions AG	Vaduz, Liechtenstein	CHF	15.0

100		Credit Suisse Life (Bermuda) Ltd.	Hamilton, Bermuda	USD	1.0

100		Credit Suisse Loan Funding LLC	Wilmington, United States	USD	0.0

100		Credit Suisse Management LLC	Wilmington, United States	USD	894.5

100		Credit Suisse Principal Investments Limited	George Town, Cayman Islands	JPY	3,324.0

100		Credit Suisse Private Equity, LLC	Wilmington, United States	USD	42.2

100		Credit Suisse PSL GmbH	Zurich, Switzerland	CHF	0.0

100		Credit Suisse Securities (Canada), Inc.	Toronto, Canada	CAD	3.4

100		Credit Suisse Securities (Europe) Limited	London, United Kingdom	USD	4,277.3

100		Credit Suisse Securities (Hong Kong) Limited	Hong Kong, China	HKD	530.9

100		Credit Suisse Securities (India) Private Limited	Mumbai, India	INR	2,214.8

100		Credit Suisse Securities (Japan) Limited	Tokyo, Japan	JPY	78,100.0

100		Credit Suisse Securities (Johannesburg) (Proprietary) Limited	Johannesburg, South Africa	ZAR	0.0

100		Credit Suisse Securities (Malaysia) Sdn. Bhd.	Kuala Lumpur, Malaysia	MYR	100.0

100		Credit Suisse Securities (Moscow)	Moscow, Russia	RUB	97.1

100		Credit Suisse Securities (Singapore) Pte Limited	Singapore, Singapore	SGD	30.0

100		Credit Suisse Securities (Thailand) Limited	Bangkok, Thailand	THB	500.0

100		Credit Suisse Securities (USA) LLC	Wilmington, United States	USD	3,837.8

100		CS Non-Traditional Products Ltd.	Nassau, Bahamas	USD	0.1

100		DLJ Capital Corporation	Wilmington, United States	USD	4.0

Significant subsidiaries (continued)
Equity interest in %		Company name	Domicile	Currency	Nominal capital in million

100		DLJ Mortgage Capital, Inc.	Wilmington, United States	USD	0.0

100		J O Hambro Investment Management Limited	London, United Kingdom	GBP	0.0

100		Merban Equity AG	Zug, Switzerland	CHF	0.1

100		SPS Holding Corporation	Wilmington, United States	USD	0.1

100		Whist Equity Trading LLC	Wilmington, United States	USD	140.4

99		PT Credit Suisse Securities Indonesia	Jakarta, Indonesia	IDR	235,000.0

83		Asset Management Finance LLC	Wilmington, United States	USD	341.6

71		Credit Suisse Saudi Arabia	Riyadh, Saudi Arabia	SAR	300.0

60		Credit Suisse (Qatar) LLC	Doha, Qatar	USD	10.0

50	[4]	Credit Suisse Hedging-Griffo Investimentos S.A.	São Paulo, Brazil	BRL	49.2

1 58% owned by Credit Suisse AG. 2 43% of voting rights held by Credit Suisse Group AG, Guernsey Branch. 3 80% of voting rights and 94% of equity interest held by Credit Suisse AG. 4 Controlling interest.

Significant equity method investments
Equity interest in %		Company name	Domicile

as of December 31, 2011

100	[1]	Credit Suisse Group Finance (Guernsey) Limited	St. Peter Port, Guernsey

50		Swisscard AECS AG	Horgen, Switzerland

25		SECB Swiss Euro Clearing Bank GmbH	Frankfurt, Germany

Credit Suisse AG

33		Credit Suisse Founder Securities Limited	Beijing, China

25		E.L. & C. Baillieu Stockbroking (Holdings) Pty Ltd	Melbourne, Australia

25		ICBC Credit Suisse Asset Management Co., Ltd.	Beijing, China

20	[2]	Aberdeen Asset Management PLC	Aberdeen, United Kingdom

5	[3]	York Capital Management	New York, United States

1 Deconsolidated under US GAAP as the Group is not the primary beneficiary. 2 In February 2012, the Group sold a 10% stake in Aberdeen. 3 The Group holds a significant noncontrolling interest.

Subsidiary guarantee information	12 Months Ended
Dec. 31, 2011
Subsidiary guarantee information
Subsidiary guarantee information

Credit Suisse Group (Guernsey) I Limited or Credit Suisse Group (Guernsey) III Limited, each of which is a Guernsey incorporated non-cellular company limited by shares, may issue contingent convertible securities fully and unconditionally guaranteed by the Group. Credit Suisse Group (Guernsey) I Limited and Credit Suisse Group (Guernsey) III Limited are each wholly-owned finance subsidiaries of the Group. There are various legal and regulatory requirements, including the satisfaction of a solvency test under Guernsey law, applicable to some of the Group’s subsidiaries that limit their ability to pay dividends or distributions and make loans and advances to the Group.

On March 26, 2007, the Group and the Bank issued full, unconditional and several guarantees of Credit Suisse (USA), Inc.’s outstanding SEC-registered debt securities. In accordance with the guarantees, if Credit Suisse (USA), Inc. fails to make any timely payment under the agreements governing such debt securities, the holders of the debt securities may demand payment from either the Group or the Bank, without first proceeding against Credit Suisse (USA), Inc. The guarantee from the Group is subordinated to senior liabilities. Credit Suisse (USA), Inc. is an indirect, wholly-owned subsidiary of the Group.

Condensed consolidating statements of operations
in 2011	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	7,501	14,755		22,256	161		585		23,002

Interest expense	(4,670)	(11,770)		(16,440)	(153)		24		(16,569)

Net interest income	2,831	2,985		5,816	8		609		6,433

Commissions and fees	3,509	8,455		11,964	9		979		12,952

Trading revenues	(1,673)	6,429		4,756	1		263		5,020

Other revenues	1,267	498		1,765	1,888	[2]	(1,833)		1,820

Net revenues	5,934	18,367		24,301	1,906		18		26,225

Provision for credit losses	7	90		97	0		90		187

Compensation and benefits	3,736	9,047		12,783	80		350		13,213

General and administrative expenses	1,674	5,540		7,214	(135)		293		7,372

Commission expenses	267	1,578		1,845	1		146		1,992

Total other operating expenses	1,941	7,118		9,059	(134)		439		9,364

Total operating expenses	5,677	16,165		21,842	(54)		789		22,577

Income/(loss) from continuing operations before taxes	250	2,112		2,362	1,960		(861)		3,461

Income tax expense	(288)	721		433	7		231		671

Income/(loss) from continuing operations	538	1,391		1,929	1,953		(1,092)		2,790

Net income/(loss)	538	1,391		1,929	1,953		(1,092)		2,790

Net income/(loss) attributable to noncontrolling interests	734	167		901	0		(64)		837

Net income/(loss) attributable to shareholders	(196)	1,224		1,028	1,953		(1,028)		1,953

of which from continuing operations	(196)	1,224		1,028	1,953		(1,028)		1,953

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of dividend income from investments in Group companies (CHF 320 million and CHF 30 million from bank and non-bank subsidiaries, respectively) and revenues from investments accounted for under the equity method.

Condensed consolidating statements of operations (continued)
in 2010	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	8,897	15,928		24,825	209		499		25,533

Interest expense	(5,454)	(13,344)		(18,798)	(203)		9		(18,992)

Net interest income	3,443	2,584		6,027	6		508		6,541

Commissions and fees	4,403	8,719		13,122	9		947		14,078

Trading revenues	667	8,405		9,072	0		266		9,338

Other revenues	1,081	296		1,377	4,982	[2]	(4,930)		1,429

Net revenues	9,594	20,004		29,598	4,997		(3,209)		31,386

Provision for credit losses	13	(137)		(124)	0		45		(79)

Compensation and benefits	4,177	10,195		14,372	90		137		14,599

General and administrative expenses	1,883	5,205		7,088	(196)		339		7,231

Commission expenses	307	1,684		1,991	3		154		2,148

Total other operating expenses	2,190	6,889		9,079	(193)		493		9,379

Total operating expenses	6,367	17,084		23,451	(103)		630		23,978

Income/(loss) from continuing operations before taxes	3,214	3,057		6,271	5,100		(3,884)		7,487

Income tax expense/(benefit)	952	306		1,258	2		288		1,548

Income/(loss) from continuing operations	2,262	2,751		5,013	5,098		(4,172)		5,939

Income/(loss) from discontinued operations, net of tax	0	(19)		(19)	0		0		(19)

Net income/(loss)	2,262	2,732		4,994	5,098		(4,172)		5,920

Net income/(loss) attributable to noncontrolling interests	592	210		802	0		20		822

Net income/(loss) attributable to shareholders	1,670	2,522		4,192	5,098		(4,192)		5,098

of which from continuing operations	1,670	2,541		4,211	5,098		(4,192)		5,117

of which from discontinued operations	0	(19)		(19)	0		0		(19)

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of dividend income from investments in Group companies (CHF 3,299 million and CHF 33 million from bank and non-bank subsidiaries, respectively) and revenues from investments accounted for under the equity method.

Condensed consolidating statements of operations (continued)
in 2009	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	8,947	15,575		24,522	256		510		25,288

Interest expense	(4,949)	(13,204)		(18,153)	(250)		6		(18,397)

Net interest income	3,998	2,371		6,369	6		516		6,891

Commissions and fees	3,548	9,222		12,770	10		970		13,750

Trading revenues	2,956	9,208		12,164	0		(13)		12,151

Other revenues	(836)	1,526		690	6,707	[2]	(6,895)		502

Net revenues	9,666	22,327		31,993	6,723		(5,422)		33,294

Provision for credit losses	24	436		460	0		46		506

Compensation and benefits	4,613	10,093		14,706	31		276		15,013

General and administrative expenses	1,981	5,641		7,622	(19)		98		7,701

Commission expenses	356	1,492		1,848	0		149		1,997

Total other operating expenses	2,337	7,133		9,470	(19)		247		9,698

Total operating expenses	6,950	17,226		24,176	12		523		24,711

Income/(loss) from continuing operations before taxes	2,692	4,665		7,357	6,711		(5,991)		8,077

Income tax expense/(benefit)	1,403	391		1,794	(13)		54		1,835

Income/(loss) from continuing operations	1,289	4,274		5,563	6,724		(6,045)		6,242

Income/(loss) from discontinued operations, net of tax	0	169		169	0		0		169

Net income/(loss)	1,289	4,443		5,732	6,724		(6,045)		6,411

Net income/(loss) attributable to noncontrolling interests	(858)	161		(697)	0		384		(313)

Net income/(loss) attributable to shareholders	2,147	4,282		6,429	6,724		(6,429)		6,724

of which from continuing operations	2,147	4,113		6,260	6,724		(6,429)		6,555

of which from discontinued operations	0	169		169	0		0		169

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of dividend income from investments in Group companies (CHF 142 million and CHF 33 million from bank and non-bank subsidiaries, respectively) and revenues from investments accounted for under the equity method.

Condensed consolidating balance sheets
end of 2011	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	3,698	106,569		110,267	13	293		110,573

Interest-bearing deposits with banks	87	5,635		5,722	0	(3,450)		2,272

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	153,625	82,862		236,487	0	476		236,963

Securities received as collateral	34,189	(4,066)		30,123	0	68		30,191

Trading assets	91,458	184,616		276,074	0	3,479		279,553

Investment securities	0	3,513		3,513	0	1,647		5,160

Other investments	6,719	6,160		12,879	34,137	(33,790)		13,226

Net loans	24,658	187,613		212,271	5,603	15,539		233,413

Premises and equipment	1,110	5,590		6,700	0	493		7,193

Goodwill	597	6,859		7,456	0	1,135		8,591

Other intangible assets	112	168		280	0	8		288

Brokerage receivables	17,951	25,493		43,444	0	2		43,446

Other assets	16,114	61,845		77,959	190	147		78,296

Total assets	350,318	672,857		1,023,175	39,943	(13,953)		1,049,165

Liabilities and equity (CHF million)

Due to banks	92	51,392		51,484	4,697	(16,034)		40,147

Customer deposits	0	287,699		287,699	0	25,702		313,401

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	151,655	24,904		176,559	0	0		176,559

Obligation to return securities received as collateral	34,189	(4,066)		30,123	0	68		30,191

Trading liabilities	29,291	97,407		126,698	0	1,062		127,760

Short-term borrowings	15,881	8,762		24,643	0	1,473		26,116

Long-term debt	40,029	119,378		159,407	1,444	1,804		162,655

Brokerage payables	47,847	20,328		68,175	0	(141)		68,034

Other liabilities	10,124	51,813		61,937	128	1,152		63,217

Total liabilities	329,108	657,617		986,725	6,269	15,086		1,008,080

Total shareholders' equity	16,979	10,523		27,502	33,674	(27,502)		33,674

Noncontrolling interests	4,231	4,717		8,948	0	(1,537)		7,411

Total equity	21,210	15,240		36,450	33,674	(29,039)		41,085

Total liabilities and equity	350,318	672,857		1,023,175	39,943	(13,953)		1,049,165

1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets (continued)
end of 2010	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	5,133	59,898		65,031	18	418		65,467

Interest-bearing deposits with banks	85	4,372		4,457	0	(2,933)		1,524

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	132,338	88,370		220,708	0	(265)		220,443

Securities received as collateral	45,251	(3,151)		42,100	0	47		42,147

Trading assets	101,913	219,343		321,256	0	3,448		324,704

Investment securities	0	6,331		6,331	0	2,066		8,397

Other investments	7,878	8,177		16,055	34,611	(34,184)		16,482

Net loans	31,243	169,505		200,748	6,733	11,361		218,842

Premises and equipment	1,003	5,217		6,220	0	505		6,725

Goodwill	595	6,855		7,450	0	1,135		8,585

Other intangible assets	89	215		304	0	8		312

Brokerage receivables	15,745	23,028		38,773	0	(4)		38,769

Other assets	13,414	65,891		79,305	266	14		79,585

Assets of discontinued operations held-for-sale	0	23		23	0	0		23

Total assets	354,687	654,074		1,008,761	41,628	(18,384)		1,032,005

Liabilities and equity (CHF million)

Due to banks	120	47,555		47,675	6,210	(16,392)		37,493

Customer deposits	0	263,767		263,767	0	23,797		287,564

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	120,189	48,205		168,394	0	0		168,394

Obligation to return securities received as collateral	45,251	(3,151)		42,100	0	47		42,147

Trading liabilities	28,589	105,348		133,937	0	60		133,997

Short-term borrowings	38,717	(19,201)		19,516	0	2,167		21,683

Long-term debt	41,984	129,156		171,140	1,989	623		173,752

Brokerage payables	44,791	17,071		61,862	0	(116)		61,746

Other liabilities	11,139	50,067		61,206	147	861		62,214

Total liabilities	330,780	638,817		969,597	8,346	11,047		988,990

Total shareholders' equity	18,183	9,600		27,783	33,282	(27,783)		33,282

Noncontrolling interests	5,724	5,657		11,381	0	(1,648)		9,733

Total equity	23,907	15,257		39,164	33,282	(29,431)		43,015

Total liabilities and equity	354,687	654,074		1,008,761	41,628	(18,384)		1,032,005

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of cash flows
in 2011	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	11,109	25,498		36,607	431	[2]	1,592		38,630

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	(1)	(1,313)		(1,314)	0		582		(732)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(19,677)	5,197		(14,480)	0		(741)		(15,221)

Purchase of investment securities	0	(196)		(196)	0		(1,346)		(1,542)

Proceeds from sale of investment securities	0	2,118		2,118	0		0		2,118

Maturities of investment securities	0	705		705	0		1,757		2,462

Investments in subsidiaries and other investments	10	(1,419)		(1,409)	(101)		(272)		(1,782)

Proceeds from sale of other investments	4,269	2,055		6,324	9		451		6,784

(Increase)/decrease in loans	6,326	(20,460)		(14,134)	547		(3,655)		(17,242)

Proceeds from sale of loans	0	689		689	0		0		689

Capital expenditures for premises and equipment and other intangible assets	(477)	(1,225)		(1,702)	0		(37)		(1,739)

Proceeds from sale of premises and equipment and other intangible assets	0	11		11	0		0		11

Other, net	3	117		120	0		102		222

Net cash provided by/(used in) investing activities of continuing operations	(9,547)	(13,721)		(23,268)	455		(3,159)		(25,972)

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	(27)	27,164		27,137	(1,514)		2,312		27,935

Increase/(decrease) in short-term borrowings	(21,783)	26,537		4,754	0		(656)		4,098

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	29,310	(22,128)		7,182	0		0		7,182

Issuances of long-term debt	3,395	29,136		32,531	10		1,693		34,234

Repayments of long-term debt	(9,974)	(26,078)		(36,052)	(489)		(586)		(37,127)

Issuances of common shares	44	(46)		(2)	1,129		0		1,127

Sale of treasury shares	0	615		615	550		10,688		11,853

Repurchase of treasury shares	0	(612)		(612)	(201)		(10,977)		(11,790)

Dividends paid/capital repayments	0	(285)		(285)	(1,560)		(103)		(1,948)

Other, net	(3,897)	1,138		(2,759)	617		(366)		(2,508)

Net cash provided by/(used in) financing activities of continuing operations	(2,932)	35,441		32,509	(1,458)		2,005		33,056

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(65)	(572)		(637)	567		(563)		(633)

Net cash provided by/(used in) operating activities of discontinued operations (CHF million)

Net cash provided by/(used in) operating activities of discontinued operations	0	25		25	0		0		25

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	(1,435)	46,671		45,236	(5)		(125)		45,106

Cash and due from banks at beginning of period	5,133	59,898		65,031	18		418		65,467

Cash and due from banks at end of period	3,698	106,569		110,267	13		293		110,573

1 Includes eliminations and consolidation adjustments. 2 Consists of dividend income from investments in Group companies.

Condensed consolidating statements of cash flows (continued)
in 2010	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	26,915	(18,352)		8,563	3,577	[2]	(3,912)		8,228

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	4,967	(7,119)		(2,152)	0		2,054		(98)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(9,985)	(18,919)		(28,904)	0		1,386		(27,518)

Purchase of investment securities	0	(241)		(241)	0		(2,511)		(2,752)

Proceeds from sale of investment securities	0	988		988	0		0		988

Maturities of investment securities	0	1,312		1,312	29		2,407		3,748

Investments in subsidiaries and other investments	(263)	(1,102)		(1,365)	(68)		(241)		(1,674)

Proceeds from sale of other investments	847	1,304		2,151	5		311		2,467

(Increase)/decrease in loans	98	6,394		6,492	715		(3,237)		3,970

Proceeds from sale of loans	0	817		817	0		0		817

Capital expenditures for premises and equipment and other intangible assets	(510)	(1,157)		(1,667)	0		(22)		(1,689)

Proceeds from sale of premises and equipment and other intangible assets	0	17		17	0		0		17

Other, net	68	181		249	0		26		275

Net cash provided by/(used in) investing activities of continuing operations	(4,778)	(17,525)		(22,303)	681		173		(21,449)

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	(12)	27,302		27,290	(1,767)		868		26,391

Increase/(decrease) in short-term borrowings	5,953	4,158		10,111	0		823		10,934

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(16,158)	9,161		(6,997)	0		(100)		(7,097)

Issuances of long-term debt	497	54,482		54,979	0		2,931		57,910

Repayments of long-term debt	(6,343)	(42,588)		(48,931)	(465)		(1,994)		(51,390)

Issuances of common shares	0	1,567		1,567	32		(1,590)		9

Sale of treasury shares	0	2,082		2,082	39		22,628		24,749

Repurchase of treasury shares	0	(1,623)		(1,623)	(2,103)		(23,120)		(26,846)

Dividends paid/capital repayments	0	(3,305)		(3,305)	(2,378)		2,883		(2,800)

Excess tax benefits on share based awards	478	130		608	0		7		615

Other, net	(2,850)	(486)		(3,336)	2,395		1,494		553

Net cash provided by/(used in) financing activities of continuing operations	(18,435)	50,880		32,445	(4,247)		4,830		33,028

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(558)	(5,609)		(6,167)	(4)		16		(6,155)

Net cash provided by/(used in) operating activities of discontinued operations (CHF million)

Net cash provided by /(used in) operating activities of discontinued operations	0	(42)		(42)	0		0		(42)

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	3,144	9,352		12,496	7		1,107		13,610

Cash and due from banks at beginning of period	1,989	50,546		52,535	11		(689)		51,857

Cash and due from banks at end of period	5,133	59,898		65,031	18		418		65,467

1 Includes eliminations and consolidation adjustments. 2 Consists of dividend income from investments in Group companies.

Condensed consolidating statements of cash flows (continued)
in 2009	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	(29,040)	16,834		(12,206)	305	[2]	(2,285)		(14,186)

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	9,620	(8,036)		1,584	(1,038)		180		726

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	55,753	(245)		55,508	0		(1,105)		54,403

Purchase of investment securities	0	(67)		(67)	0		(2,122)		(2,189)

Proceeds from sale of investment securities	331	560		891	0		0		891

Maturities of investment securities	0	2,209		2,209	0		2,249		4,458

Investments in subsidiaries and other investments	(1,036)	(925)		(1,961)	(10)		64		(1,907)

Proceeds from sale of other investments	610	1,309		1,919	0		(209)		1,710

(Increase)/decrease in loans	(12,266)	15,956		3,690	588		(112)		4,166

Proceeds from sale of loans	0	992		992	0		0		992

Capital expenditures for premises and equipment and other intangible assets	(287)	(1,087)		(1,374)	0		(13)		(1,387)

Proceeds from sale of premises and equipment and other intangible assets	0	3		3	0		0		3

Other, net	(8)	177		169	(5)		41		205

Net cash provided by/(used in) investing activities of continuing operations	52,717	10,846		63,563	(465)		(1,027)		62,071

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	(188)	(30,139)		(30,327)	(60)		1,297		(29,090)

Increase/(decrease) in short-term borrowings	15,675	(12,416)		3,259	0		839		4,098

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(38,671)	(8,683)		(47,354)	0		700		(46,654)

Issuances of long-term debt	9,046	52,421		61,467	56		1,306		62,829

Repayments of long-term debt	(9,452)	(61,609)		(71,061)	(500)		(911)		(72,472)

Issuances of common shares	0	(13)		(13)	29		1		17

Sale of treasury shares	0	1,695		1,695	752		15,210		17,657

Repurchase of treasury shares	0	(2,150)		(2,150)	(2,531)		(14,338)		(19,019)

Dividends paid/capital repayments	(32)	(225)		(257)	(111)		(7)		(375)

Excess tax benefits on share based awards	0	181		181	0		(1)		180

Other, net	(640)	(2,988)		(3,628)	1,485		63		(2,080)

Net cash provided by/(used in) financing activities of continuing operations	(24,262)	(63,926)		(88,188)	(880)		4,159		(84,909)

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(64)	(1,091)		(1,155)	1,037		(1,036)		(1,154)

Net increase/(decrease) in cash and due from banks (CHF million).

Net increase/(decrease) in cash and due from banks	(649)	(37,337)		(37,986)	(3)		(189)		(38,178)

Cash and due from banks at beginning of period	2,638	87,883		90,521	14		(500)		90,035

Cash and due from banks at end of period	1,989	50,546		52,535	11		(689)		51,857

1 Includes eliminations and consolidation adjustments. 2 Consists of dividend income from investments in Group companies.

Credit Suisse Group parent company	12 Months Ended
Dec. 31, 2011
Credit Suisse Group parent company
Credit Suisse Group parent company

> Refer to “Note 39 – Subsidiary guarantee information” for the condensed Credit Suisse Group parent company financial information.

Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)	12 Months Ended
Dec. 31, 2011
Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)
Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)

The Group’s consolidated financial statements have been prepared in accordance with US GAAP.
FINMA requires Swiss-domiciled banks which present their financial statements under either US GAAP or International Financial Reporting Standards (IFRS) to provide a narrative explanation of the major differences between Swiss GAAP banking law (true and fair view) and its primary accounting standard.

The principal provisions of the Banking Ordinance and the FINMA Circular 2008/2, “Accounting – banks”, governing financial reporting for banks (Swiss GAAP) differ in certain aspects from US GAAP. The following are the major differences:

> Refer to “Note 1 – Summary of significant accounting policies” for a detailed description of the Group’s accounting policies.
Scope of consolidation
Under US GAAP, the Group is not consolidating certain entities that issue redeemable preferred securities. Under Swiss GAAP, these entities would continue to be consolidated as the Group holds 100% of the voting rights.

Under Swiss GAAP, majority-owned subsidiaries that are not considered long-term investments or do not operate in the core business of the Group are either accounted for as financial investments or as equity method investments. US GAAP has no such exception relating to the consolidation of majority-owned subsidiaries.

Fair value option
Unlike US GAAP, Swiss GAAP does generally not allow the fair value option concept that creates an optional alternative measurement treatment for certain non-trading financial assets and liabilities, guarantees and commitments. The fair value option permits the use of fair value for initial and subsequent measurement with changes in fair value recorded in the consolidated statements of income.

For issued structured products that include own debt and meet certain restrictive conditions, fair value measurement is applied on a case-by-case basis. The related changes in fair value of both the embedded derivative and the host contract are recorded in trading revenues, except for fair value adjustments relating to own credit that cannot be recognized in the consolidated statements of income.

Other issued structured products which are not in the scope of this interpretation or for which fair value accounting is not elected under Swiss GAAP, but for which the fair value option is elected under US GAAP, continue to be bifurcated for Swiss GAAP purposes, which means that the embedded derivative is carried at fair value and the host contract is accounted for at amortized cost.

Other non-trading assets measured at fair value
Under US GAAP, all of our mortgage servicing rights and most of our life settlement contracts are reported at fair value, with changes in value reported in the consolidated statements of operations.
Under Swiss GAAP, mortgage servicing rights and life settlement contracts are carried at the lower of cost or market.
Goodwill amortization
Under US GAAP, goodwill is not amortized but must be tested for impairment annually or more frequently if an event or change in circumstances indicates that the goodwill may be impaired.
Under Swiss GAAP, goodwill is amortized over its useful life, generally not exceeding five years, except for justified cases where a maximum useful life of up to 20 years is acceptable. In addition, goodwill is tested for impairment.

Intangible assets with indefinite lives
Under US GAAP, intangible assets with indefinite lives are not amortized but are tested for impairment annually or more frequently if an event or change in circumstances indicates that the asset may be impaired.

Under Swiss GAAP, intangibles assets with indefinite lives are amortized over a useful life, up to a maximum of five years. In addition, these assets are tested for impairment.
Pensions and post-retirement benefits
Under US GAAP, the liability and related pension expense is determined based on the projected unit credit actuarial calculation of the benefit obligation.
Under Swiss GAAP, the liability and related pension expense is primarily determined based on the pension plan valuation in accordance with Swiss GAAP FER 26. A pension asset is recorded if a statutory overfunding of a pension plan leads to a future economic benefit, and a pension liability is recorded if a statutory underfunding of a pension plan leads to a future economic obligation. Pension expenses include the required contributions defined by Swiss law, any additional contribution mandated by the pension fund trustees and any change in value of the pension asset or liability between two measurement dates as determined on the basis of the annual year-end pension plan valuation.

Sale of financial instruments held at amortized cost
Under US GAAP, the gain or loss on sale or early redemption of a financial instrument is immediately recognized in the consolidated statements of operations.
Under Swiss GAAP, the gain or loss on sale or early redemption of an interest-related financial instrument held at amortized cost is deferred over the remaining original term of the financial instrument.

Real estate held for investment
Under US GAAP, real estate held for investment is valued at cost less accumulated depreciation and any impairment.
Under Swiss GAAP, real estate held for investment that the Group intends to hold permanently is also valued at cost less accumulated depreciation and any other than temporary impairment. If the Group does not intend to hold real estate permanently, it is carried at the lower of cost or market.

Investments in securities
Available-for-sale securities
Under US GAAP, available-for-sale securities are valued at fair value. Unrealized gains and losses due to fluctuations in fair value (including foreign exchange) are not recorded in the consolidated statements of operations but included net of tax in AOCI, which is part of total shareholders’ equity. Declines in fair value below cost deemed to be other-than-temporary are recognized as impairments in the consolidated statements of operations, except for amounts relating to factors other than credit loss on debt securities with no intent or requirement to sell that continue to be included in AOCI. The new cost basis will not be changed for subsequent recoveries in fair value.

Under Swiss GAAP, available-for-sale securities are accounted for at the lower of cost or market with valuation reductions and recoveries due to market fluctuations recorded in other ordinary expenses and income, respectively. Foreign exchange gains and losses are recognized in net trading income.

Under US GAAP, non-marketable equity securities are valued at cost less other-than-temporary impairment or at fair value, whereas under Swiss GAAP, non-marketable equity securities are carried at the lower of cost or market.

Impairments on held-to-maturity securities
Under US GAAP, declines in fair value of held-to-maturity securities below cost deemed to be other-than-temporary are recognized as impairments in the consolidated statements of operations except for amounts relating to factors other than credit loss on debt securities held with no intent or requirement to sell that are included in AOCI. The impairment cannot be reversed in future periods.

Under Swiss GAAP, all impairments are recognized in the consolidated statements of income. Impairments recognized on held-to-maturity securities are reversed up to the amortized cost if the fair value of the instrument subsequently recovers. A reversal is recorded in the consolidated statements of income.

Trading positions
Under both US GAAP and Swiss GAAP, positions classified in the trading portfolio are valued at fair value. Under US GAAP, this classification is based on management’s intent concerning the specific instrument, whereas under Swiss GAAP, the prevailing criteria is the active management of the specific instrument in the context of a documented trading strategy.

Derivatives used for cash flow hedges
Under US GAAP, the effective portion of a cash flow hedge is reported in AOCI.
Under Swiss GAAP, the effective portion of a cash flow hedge is recorded in the compensation account in other assets or other liabilities.
Security collateral received in securities lending transactions
Under US GAAP, security collateral received in securities lending transactions are recorded as assets and a corresponding liability to return the collateral is recognized.
Under Swiss GAAP, security collateral received and the obligation to return collateral of securities lending transactions are not recognized on the balance sheet.
Derecognition of financial instruments
Under US GAAP, financial instruments are only derecognized if the transaction meets certain criteria.
Under Swiss GAAP, a financial instrument is derecognized when the economic control has been transferred from the seller to the buyer.
Discontinued operations
Under US GAAP, the assets and liabilities of an operation held-for-sale are separated from the ordinary captions of the consolidated balance sheets and are reported as discontinued operations measured at the lower of the carrying value or fair value less cost to sell. Accordingly, income and expense from discontinued operations are reported in a separate line item of the consolidated statements of operations.

Under Swiss GAAP, these positions remain in their initial balance sheet captions until disposed of and continue to be valued according to the respective captions.
Extraordinary income and expenses
Unlike US GAAP, Swiss GAAP does report certain expenses or revenues as extraordinary. Extraordinary income and expenses are reported net of tax.
Reserves for general banking risks
US GAAP does not allow general unallocated provisions.
Under Swiss GAAP, reserves for general banking risks are recorded as a separate component of shareholders’ equity.
Loan commitments
Under US GAAP, the Group includes unused credit facilities that can be revoked at its sole discretion upon notice to the client in loan commitments. Under Swiss GAAP, credit facilities that can be revoked at the Group’s sole discretion are only disclosed if the notice period exceeds six weeks.

Risk assessment	12 Months Ended
Dec. 31, 2011
Risk assessment
Risk assessment

In accordance with the Swiss Code of Obligations the following disclosure provides information regarding the risk assessment process, which was in place for the reporting period and followed by the Board.

The primary objectives of risk management are to protect the financial strength and reputation of the Group, while ensuring that capital is well deployed to support business activities and grow shareholder value. The risk management organization reflects the specific nature of the various risks in order to ensure that risks are managed within set limits in a transparent and timely manner.

The Board is responsible for the strategic direction, supervision and control of the Group and for defining its overall tolerance for risk in the form of a risk appetite statement. The Board has delegated certain responsibilities regarding risk management and oversight to the Risk Committee, the Audit Committee and to the Executive Board.

The Board’s Risk Committee is responsible for assisting the Board in fulfilling its oversight responsibilities by providing guidance regarding risk governance and the review and assessment of the risk appetite framework including capital adequacy, the major risk exposures and the approval of risk limits. In addition to its other responsibilities such as reviewing the quarterly and annual financial statements and the performance and effectiveness of internal and external auditors, the Audit Committee reviews management’s report on internal control over financial reporting (SOX 404), the annual report on the internal control system (ICS) and the annual compliance report.

Within the Executive Board of the Group, the Chief Risk Officer (CRO) is responsible for providing risk management oversight and for establishing an organizational basis to manage and report on all risk management matters. The Capital Allocation and Risk Management Committee (CARMC), the Risk Processes and Standards Committee and the Reputation Risk and Sustainability Committee have been established to assist the Executive Board, and certain responsibilities regarding risk management and oversight have been delegated to these committees. CARMC is comprised of at least five members of the Executive Board and senior management appointed by the CEO and operates in the position risk cycle for setting position risk standards and monitoring related limits, the finance and capital cycle for asset/liability management, funding, liquidity and capital matters, and the ICS cycle for operational risks, legal and compliance issues and internal control matters. CARMC may delegate its authority to set and approve certain limits for position risk, funding, liquidity and capital to the CRO or divisional risk management committees. The divisional risk management committees regularly review and discuss division-specific market and credit risk matters, operational risks, legal and compliance issues and internal control matters.

During the reporting period, the Board received the quarterly risk reports from the CRO and the annual ICS and compliance reports from the office of the General Counsel, which formed the basis of the Board’s risk reviews. Additional risk information was provided at each meeting of the Board’s Risk Committee and at most Board meetings. The Board, assisted by its Risk and Audit Committees, performed a systematic risk assessment in accordance with established policies and procedures.

Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of significant accounting policies
Basis of presentation
The accompanying consolidated financial statements of Credit Suisse Group AG (the Group) are prepared in accordance with accounting principles generally accepted in the US (US GAAP) and are stated in Swiss francs (CHF). The financial year for the Group ends on December 31. Certain reclassifications have been made to the prior year’s consolidated financial statements to conform to the current year’s presentation and had no impact on net income/(loss) or total shareholders’ equity.

In preparing the consolidated financial statements, management is required to make estimates and assumptions including, but not limited to, the fair value measurements of certain financial assets and liabilities, the allowance for loan losses, the evaluation of variable interest entities (VIEs), the impairment of assets other than loans, recognition of deferred tax assets, tax uncertainties, pension liabilities, as well as various contingencies. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the dates of the consolidated balance sheets and the reported amounts of revenues and expenses during the reporting period. While management evaluates its estimates and assumptions on an ongoing basis, actual results could differ materially from management’s estimates. Market conditions may increase the risk and complexity of the judgments applied in these estimates.

Principles of consolidation

The consolidated financial statements include the financial statements of the Group and its subsidiaries. The Group’s subsidiaries are entities in which it holds, directly or indirectly, more than 50% of the voting rights or where it exercises control. The Group consolidates limited partnerships in cases where it is the general partner or is a limited partner with substantive rights to kick out the general partner or dissolve the partnership and participate in significant decisions made in the ordinary course of business. The Group also consolidates VIEs where the Group is the primary beneficiary in accordance with Accounting Standards Codification (ASC) Topic 810 – Consolidation. The effects of material intercompany transactions and balances have been eliminated.

Where a Group subsidiary is a separate legal entity and determined to be an investment company as defined by ASC Topic 946 – Financial Services – Investment Companies, interests in other entities held by this Group subsidiary are not consolidated and are carried at fair value.

Group entities that qualify as broker-dealer entities as defined by ASC Topic 940 – Financial Services – Broker and Dealers do not consolidate investments in voting interest entities that would otherwise qualify for consolidation when the investment is held on a temporary basis for trading purposes. In addition, subsidiaries that are strategic components of a broker-dealers’ operations are consolidated regardless of holding intent.

Foreign currency translation

Transactions denominated in currencies other than the functional currency of the related entity are recorded by remeasuring them in the functional currency of the related entity using the foreign exchange rate on the date of the transaction. As of the dates of the consolidated balance sheets, monetary assets and liabilities, such as receivables and payables, are reported using the year-end spot foreign exchange rates. Foreign exchange rate differences are recorded in the consolidated statements of operations. Non-monetary assets and liabilities are recorded using the historic exchange rate.

For the purpose of consolidation, the assets and liabilities of Group companies with functional currencies other than Swiss francs are translated into Swiss franc equivalents using year-end spot foreign exchange rates, whereas revenues and expenses are translated using the weighted average foreign exchange rate for the year. Translation adjustments arising from consolidation are included in accumulated other comprehensive income/(loss) (AOCI) within total shareholders’ equity.

Fair value measurement and option

The Group adopted the guidance on fair value measurements and fair value option on January 1, 2007. The fair value measurement guidance establishes a single authoritative definition of fair value and sets out a framework for measuring fair value. The fair value option creates an alternative measurement treatment for certain financial assets and financial liabilities. The fair value option can be elected at initial acquisition of the eligible item or at the date when the Group enters into an agreement which gives rise to an eligible item (e.g., a firm commitment or a written loan commitment). If not elected at initial recognition, the fair value option can be applied to an item upon certain triggering events that give rise to a new basis of accounting for that item. The application of the fair value option to a financial asset or a financial liability does not change its classification on the face of the balance sheet and the election is irrevocable. Changes in fair value resulting from the election are recorded in trading revenues.

Cash and due from banks

Cash and due from banks consists of currency on hand, demand deposits with banks or other financial institutions and cash equivalents. Cash equivalents are defined as short-term, highly liquid instruments with original maturities of three months or less, which are held for cash management purposes.

Reverse repurchase and repurchase agreements

Purchases of securities under resale agreements (reverse repurchase agreements) and securities sold under agreements to repurchase substantially identical securities (repurchase agreements) do not constitute economic sales and are therefore treated as collateralized financing transactions and are carried in the consolidated balance sheet at the amount of cash disbursed or received, respectively. Reverse repurchase agreements are recorded as collateralized assets while repurchase agreements are recorded as liabilities, with the underlying securities sold continuing to be recognized in trading assets or investment securities. The fair value of securities to be repurchased and resold is monitored on a daily basis, and additional collateral is obtained as needed to protect against credit exposure.

Assets and liabilities recorded under these agreements are accounted for on one of two bases, the accrual basis or the fair value basis. Under the accrual basis, interest earned on reverse repurchase agreements and interest incurred on repurchase agreements are reported in interest and dividend income and interest expense, respectively. The fair value basis of accounting may be elected pursuant to ASC Topic 825 – Financial Instruments, and any resulting change in fair value is reported in trading revenues. Accrued interest income and expense are recorded in the same manner as under the accrual method. The Group has elected the fair value basis of accounting on some of its agreements.

Reverse repurchase and repurchase agreements are netted if they are with the same counterparty, have the same maturity date, settle through the same clearing institution and are subject to the same master netting agreement.

Securities lending and borrowing transactions

Securities borrowed and securities loaned that are cash-collateralized are included in the consolidated balance sheets at amounts equal to the cash advanced or received. If securities received in a securities lending and borrowing transaction as collateral may be sold or repledged, they are recorded as securities received as collateral in the consolidated balance sheet and a corresponding liability to return the security is recorded. Securities lending transactions against non-cash collateral in which the Group has the right to resell or repledge the collateral received are recorded at the fair value of the collateral initially received. For securities lending transactions, the Group receives cash or securities collateral in an amount generally in excess of the market value of securities lent. The Group monitors the fair value of securities borrowed and loaned on a daily basis with additional collateral obtained as necessary.

Fees and interest received or paid are recorded in interest and dividend income and interest expense, respectively, on an accrual basis. In the case where the fair value basis of accounting is elected, any resulting change in fair value is reported in trading revenues. Accrued interest income and expense are recorded in the same manner as under the accrual method.

Transfers of financial assets

The Group transfers various financial assets, which may result in the sale of these assets to special purpose entities (SPEs), which in turn issue securities to investors. The Group values its beneficial interests at fair value using quoted market prices, if such positions are traded on an active exchange or financial models that incorporate observable and unobservable inputs.

> Refer to “Note 32 – Transfers of financial assets and variable interest entities” for further information on the Group’s transfer activities.

Trading assets and liabilities

Trading assets and liabilities include debt and equity securities, derivative instruments, certain loans held in broker-dealer entities, commodities and precious metals. Items included in the trading portfolio are carried at fair value and classified as held for trading purposes based on management’s intent. Regular-way security transactions are recorded on a trade-date basis. Unrealized and realized gains and losses on trading positions are recorded in trading revenues.

Derivatives
Freestanding derivative contracts are carried at fair value in the consolidated balance sheets regardless of whether these instruments are held for trading or risk management purposes. Commitments to originate mortgage loans that will be held for sale are considered derivatives for accounting purposes. When derivative features embedded in certain contracts that meet the definition of a derivative are not considered clearly and closely related to the host contract, either the embedded feature is accounted for separately at fair value or the entire contract, including the embedded feature, is accounted for at fair value. In both cases, changes in fair value are recorded in the consolidated statements of operations. If separated for measurement purposes, the derivative is recorded in the same line item in the consolidated balance sheets as the host contract.

Derivatives classified as trading assets and liabilities include those held for trading purposes and those used for risk management purposes that do not qualify for hedge accounting. Derivatives held for trading purposes arise from proprietary trading activity and from customer-based activity. Realized gains and losses, changes in unrealized gains and losses and interest flows are included in trading revenues. Derivative contracts designated and qualifying as fair value hedges, cash flow hedges or net investment hedges are reported as other assets or other liabilities.

The fair value of exchange-traded derivatives is typically derived from observable market prices and/or observable market parameters. Fair values for over-the-counter (OTC) derivatives are determined on the basis of proprietary models using various input parameters. Derivative contracts are recorded on a net basis per counterparty, where an enforceable master netting agreement exists. Where no such agreement exists, fair values are recorded on a gross basis.

Where hedge accounting is applied, the Group formally documents all relationships between hedging instruments and hedged items, including the risk management objectives and strategy for undertaking hedge transactions. At inception of a hedge and on an ongoing basis, the hedge relationship is formally assessed to determine whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items attributable to the hedged risk. The Group discontinues hedge accounting prospectively in the following circumstances:

(i) the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item (including forecasted transactions);
(ii) the derivative expires or is sold, terminated or exercised;
(iii) the derivative is no longer designated as a hedging instrument because it is unlikely that the forecasted transaction will occur; or
(iv) the designation of the derivative as a hedging instrument is otherwise no longer appropriate.
For derivatives that are designated and qualify as fair value hedges, the carrying value of the underlying hedged items is adjusted to fair value for the risk being hedged. Changes in the fair value of these derivatives are recorded in the same line item of the consolidated statements of operations as the change in fair value of the risk being hedged for the hedged assets or liabilities to the extent the hedge is effective. The change in fair value representing hedge ineffectiveness is recorded separately in trading revenues.

When the Group discontinues fair value hedge accounting because it determines that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried in the consolidated balance sheets at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value attributable to the hedged risk. Interest-related fair value adjustments made to the underlying hedged items will be amortized to the consolidated statements of operations over the remaining life of the hedged item. Any unamortized interest-related fair value adjustment is recorded in the consolidated statements of operations upon sale or extinguishment of the hedged asset or liability, respectively. Any other fair value hedge adjustments remain part of the carrying amount of the hedged asset or liability and are recognized in the consolidated statements of operations upon disposition of the hedged item as part of the gain or loss on disposition.

For hedges of the variability of cash flows from forecasted transactions and floating rate assets or liabilities, the effective portion of the change in the fair value of a designated derivative is recorded in AOCI. These amounts are reclassified into the line item in the consolidated statements of operations in which the hedged item is recorded when the variable cash flow from the hedged item impacts earnings (for example, when periodic settlements on a variable rate asset or liability are recorded in the consolidated statements of operations or when the hedged item is disposed of). The change in fair value representing hedge ineffectiveness is recorded separately in trading revenues.

When hedge accounting is discontinued on a cash flow hedge, the net gain or loss will remain in AOCI and be reclassified into the consolidated statements of operations in the same period or periods during which the formerly hedged transaction is reported in the consolidated statements of operations. When the Group discontinues hedge accounting because it is probable that a forecasted transaction will not occur within the specified date or period plus two months, the derivative will continue to be carried in the consolidated balance sheets at its fair value, and gains and losses that were previously recorded in AOCI will be recognized immediately in the consolidated statements of operations.

For hedges of a net investment in a foreign operation, the change in the fair value of the hedging derivative is recorded in AOCI to the extent the hedge is effective. The change in fair value representing hedge ineffectiveness is recorded in trading revenues. The Group uses the forward method of determining effectiveness for net investment hedges, which results in the time value portion of a foreign currency forward being reported in AOCI to the extent the hedge is effective.

Investment securities

Investment securities include debt securities classified as held-to-maturity and debt and marketable equity securities classified as available-for-sale. Regular-way security transactions are recorded on a trade-date basis.

Debt securities where the Group has the positive intent and ability to hold such securities to maturity are classified as such and are carried at amortized cost, net of any unamortized premium or discount.

Debt and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses, which represent the difference between fair value and amortized cost, are recorded in AOCI. Amounts reported in AOCI are net of income taxes.

Amortization of premiums or discounts is recorded in interest and dividend income using the effective yield method through the maturity date of the security.
Recognition of an impairment on debt securities is recorded in the consolidated statements of operations if a decline in fair value below amortized cost is considered other-than-temporary, that is, amounts due according to the contractual terms of the security are not considered collectible, typically due to deterioration in the creditworthiness of the issuer. No impairment is recorded in connection with declines resulting from changes in interest rates to the extent the Group does not intend to sell the investments, nor is it more likely than not that the Group will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.

Recognition of an impairment on equity securities is recorded in the consolidated statements of operations if a decline in fair value below the cost basis of an investment is considered other-than-temporary. The Group generally considers unrealized losses on equity securities to be other-than-temporary if the fair value has been below cost for more than six months or by more than 20%.

Recognition of an impairment for debt or equity securities establishes a new cost basis, which is not adjusted for subsequent recoveries.
Unrealized losses on available-for-sale securities are recognized in the consolidated statements of operations when a decision has been taken to sell a security.

Other investments

Other investments include equity method investments and non-marketable equity securities such as private equity, hedge funds, and restricted stock investments, certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee, and real estate held for investment.

Equity method investments are investments where the Group has the ability to significantly influence the operating and financial policies of an investee. Significant influence is typically characterized by ownership of 20% to 50% of the voting stock or in-substance common stock of a corporation or 5% or more of limited partnership interests. Equity method investments are accounted for according to the equity method of accounting or the fair value option. Under the equity method of accounting, the Group’s share of the profit or loss, as well as any impairment on the investee, if applicable, are reported in other revenues. Under the fair value option, changes in fair value are reported in other revenues. The Group has elected the fair value basis of accounting on some of its equity method investments.

The Group’s other non-marketable equity securities are carried at cost less other-than-temporary impairment or at fair value if elected under the fair value option. Non-marketable equity securities held by the Group’s subsidiaries that are determined to be investment companies as defined by ASC Topic 946 – Financial Services – Investment Companies are carried at fair value, with changes in fair value recorded in other revenues.

Equity method investments and non-marketable equity securities held by broker-dealer entities as defined by ASC Topic 940 – Financial Services – Broker and Dealers are measured at fair value and reported in trading assets when the intent of the broker-dealer entity is to hold the asset temporarily for trading purposes. Changes in fair value are reported in trading revenues.

Real estate held for investment purposes is carried at cost less accumulated depreciation and is depreciated over its estimated useful life, generally 40 to 67 years. Land is carried at historical cost and is not depreciated.

In connection with the life finance business, the Group invests in single premium immediate annuities (SPIA), which are carried at fair value with the related fair value changes reported in trading revenues. The life finance business also invests in life settlement contracts.

Loans

Loans held-to-maturity
Loans which the Group intends to hold until maturity are carried at outstanding principal balances plus accrued interest, net of the following items: unamortized premiums, discounts on purchased loans, deferred loan origination fees and direct loan origination costs on originated loans. Interest income is accrued on the unpaid principal balance and net deferred premiums/discounts and fees/costs are amortized as an adjustment to the loan yield over the term of the related loans.

Loans are divided in two portfolio segments, “consumer” and “corporate & institutional”. Consumer loans are disaggregated into the classes of mortgages, loans collateralized by securities and consumer finance. Corporate & institutional loans are disaggregated into the classes of real estate, commercial and industrial loans, financial institutions and governments and public institutions.

In accordance with Group policies, impaired loans include non-performing loans, non-interest-earning loans, restructured loans and potential problem loans.
> Refer to “Note 18 – Loans, allowance for loan losses and credit quality” for further information.
Allowance for loan losses on loans held-to-maturity
The allowance for loan losses is comprised of two components: probable credit losses inherent in the portfolio and those losses specifically identified. Changes in the allowance for loan losses are recorded in the consolidated statements of operations in provision for credit losses and in interest income (for provisions on past due interest).

The Group evaluates many factors when estimating the allowance for loan losses, including volatility of default probabilities, rating changes, the magnitude of potential loss, internal risk ratings, and geographic, industry and other economic factors. The component of the allowance representing probable losses inherent in the portfolio is for loans not specifically identified as impaired and that, on a portfolio basis, are considered to contain probable inherent loss. The estimate of this component of the allowance for the consumer loans portfolio involves applying historical and current default probabilities and historical recovery experience and related current assumptions to homogenous loans based on internal risk rating and product type. To estimate this component of the allowance for the corporate & institutional loans portfolio, the Group segregates loans by risk, industry or country rating. Excluded from this estimate process are consumer and corporate & institutional loans that have been specifically identified as impaired or are held at fair value. For lending-related commitments, a provision for losses is estimated based on historical loss and recovery experience and recorded in other liabilities. Changes in the estimate of losses for lending-related commitments are recorded in the consolidated statements of operations in provision for credit losses.

The estimate of the component of the allowance for specifically identified credit losses on impaired loans is based on a regular and detailed analysis of each loan in the portfolio considering collateral and counterparty risk. The Group considers a loan impaired when, based on current information and events, it is probable that the Group will be unable to collect the amounts due according to the contractual terms of the loan agreement. For certain non-collateral-dependent impaired loans, an impairment is measured using the present value of estimated future cash flows, except that as a practical expedient an impairment may be measured based on a loan’s observable market price. For collateral-dependent impaired loans, an impairment is measured using the fair value of the collateral.

Lease financing transactions where the Group is the lessor are classified as loans. Unearned income is amortized to interest and dividend income over the lease term using the effective interest method.

> Refer to “Impaired loans” in Note 18 – Loans, allowance for loan losses and credit quality for further information on categories of impaired loans and related accounting policies.
Loans held-for-sale
Loans, which the Group has the intent to sell in the foreseeable future, are considered held-for-sale and are carried at the lower of amortized cost or market value determined on either an individual method basis, or in the aggregate for pools of similar loans if sold or securitized as a pool. Loans held-for-sale are included in other assets. Gains and losses on loans held-for-sale are recorded in other revenues.

Purchased impaired loans
Purchased loans for which it is probable at acquisition that all contractually required payments will not be received are recorded at their net purchase price and no allowances are carried over. The excess of the estimated cash flows to be collected over the amount paid is accreted into interest income over the estimated recovery period when reasonable estimates can be made about the timing and amount of recovery. The Group does not consider such loans to be impaired at the time of acquisition. Such loans are deemed impaired only if the Group’s estimate of cash to be received decreases below the estimate at the time of acquisition. Increases in the estimated expected recovery is recorded as a reversal of allowances, if any, and then recognized as an adjustment of the effective yield of the loan.

Loans held at fair value under the fair value option
Loans and loan commitments for which the fair value option is elected are reported at fair value with changes in fair value reported in trading revenues. The application of the fair value option does not change the loan’s classification. Loan commitments carried at fair value are recorded in other assets or other liabilities, respectively.

Premises and equipment

Premises are carried at cost less accumulated depreciation and are depreciated over their estimated useful lives, generally 40 to 67 years. Land is carried at historical cost and is not depreciated. Alterations and improvements to rented premises are depreciated over the shorter of the lease term or estimated useful life, which is not to exceed ten years. Other tangible fixed assets such as computers, machinery, furnishings, vehicles, other equipment and building improvements are depreciated using the straight-line method over their estimated useful lives, generally three to ten years.

The Group capitalizes costs relating to the acquisition, installation and development of software with a measurable economic benefit, but only if such costs are identifiable and can be reliably measured. The Group depreciates capitalized software costs on a straight-line basis over the estimated useful life of the software, generally not exceeding three years, taking into consideration the effects of obsolescence, technology, competition and other economic factors.

The Group reflects finance leasing activities for which it is the lessee by recording an asset in premises and equipment and a corresponding liability in other liabilities at an amount equal to the smaller of the present value of the minimum lease payments or fair value, and the leased asset is depreciated over the shorter of the asset’s estimated useful life or the lease term.

Goodwill and other intangible assets

Goodwill arises on the acquisition of subsidiaries and equity method investments. It is measured as the excess of the fair value of the consideration transferred, the fair value of any noncontrolling interest in the acquiree and the fair value of any previously held equity interest in the acquired subsidiary, over the net of the acquisition-date fair values of the identifiable assets acquired and the liabilities assumed. Goodwill is not amortized, rather it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that goodwill may be impaired. Goodwill is allocated to the Group’s reporting units for the purposes of the impairment test.

Other intangible assets may be acquired individually or as part of a group of assets assumed in a business combination. Other intangible assets include but are not limited to: patents, licenses, copyrights, trademarks, branch networks, mortgage servicing rights, customer base and deposit relationships. Acquired intangible assets are initially measured at the amount of cash disbursed or the fair value of other assets distributed. Other intangible assets that have a finite useful life are amortized over that period. Other intangible assets acquired after January 1, 2002, that are determined to have an indefinite useful life, are not amortized. Mortgage servicing rights are included in non-amortizing other intangible assets and are carried at fair value, with changes in fair value recognized through earnings in the period in which they occur. Mortgage servicing rights represent the right to perform specified mortgage servicing activities on behalf of third parties. Mortgage servicing rights are either purchased from third parties or retained upon sale of acquired or originated loans.

Recognition of an impairment on tangible fixed assets and other intangible assets

The Group evaluates premises and equipment and other intangible assets for impairment at least annually and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the asset is considered not to be recoverable, an impairment is recorded in general and administrative expenses to the extent the fair value of the asset is less than its carrying amount. Recognition of an impairment on such assets establishes a new cost base, which is not adjusted for subsequent recoveries in value.

Income taxes

Deferred tax assets and liabilities are recorded for the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities at the dates of the consolidated balance sheets and their respective tax bases. Deferred tax assets and liabilities are computed using currently enacted tax rates and are recorded in other assets and other liabilities, respectively. Income tax expense or benefit is recorded in income tax expense/(benefit), except to the extent the tax effect relates to transactions recorded directly in total shareholders’ equity. Deferred tax assets are reduced by a valuation allowance, if necessary, to the amount that management believes will more likely than not be realized. Deferred tax assets and liabilities are adjusted for the effect of changes in tax laws and rates in the period in which changes are approved by the relevant authority. Deferred tax assets and liabilities are presented on a net basis for the same tax-paying component within the same tax jurisdiction.

The Group follows the guidance in ASC Topic 740 – Income Taxes, which sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions. The Group determines whether it is more likely than not that an income tax position will be sustained upon examination based on the technical merits of the position. Sustainable income tax positions are then measured to determine the amount of benefit eligible for recognition in the consolidated financial statements. Each such sustainable income tax position is measured at the largest amount of benefit that is more likely than not to be realized upon ultimate settlement.

Life settlement contracts

Life settlement contracts are initially recognized at the transaction price and subsequently carried at fair value unless the Group elects to apply the investment method. The contracts that are not accounted for under the investment method are carried at fair value and are recorded in trading assets.

Under the investment method, the contracts are initially recognized at the transaction price plus any directly related external costs and are recorded in other investments. Subsequently, all continuing premium payments made are capitalized unless the aggregated carrying value exceeds fair value in which case an impairment allowance is established so that the carrying value does not exceed fair value.

Brokerage receivables and brokerage payables

The Group recognizes receivables and payables from transactions in financial instruments purchased from and sold to customers, banks, and broker-dealers. The Group is exposed to risk of loss resulting from the inability of counterparties to pay for or deliver financial instruments purchased or sold, in which case the Group would have to sell or purchase, respectively, these financial instruments at prevailing market prices. To the extent an exchange or clearing organization acts as counterparty to a transaction, credit risk is generally considered to be limited. The Group establishes credit limits for each customer and requires them to maintain margin collateral in compliance with applicable regulatory and internal guidelines. In order to conduct trades with an exchange or a third-party bank, the Group is required to maintain a margin. This is usually in the form of cash and deposited in a separate margin account with the exchange or broker. If available information indicates that it is probable that a brokerage receivable is impaired, an allowance is established. Write-offs of brokerage receivables occur if the outstanding amounts are considered uncollectible.

Other assets - Derivatives used for hedging

Derivative instruments used for hedging
Derivative instruments are carried at fair value. The fair values of derivative instruments held for hedging are included as other assets or other liabilities in the consolidated balance sheets. The accounting treatment used for changes in fair value of hedging derivatives depends on the designation of the derivative as either a fair value hedge, cash flow hedge or hedge of a net investment in a foreign operation. Changes in fair value representing hedge ineffectiveness are reported in trading revenues.

Long-term debt

Total long-term debt is comprised of debt issuances which do not contain derivative features (vanilla debt), as well as hybrid debt instruments with embedded derivatives, which are issued as part of the Group’s structured product activities. Long-term debt includes both Swiss franc and foreign currency denominated fixed and variable rate bonds.

The Group actively manages the interest rate risk on vanilla debt through the use of derivative contracts, primarily interest rate and currency swaps, in particular, fixed rate debt is hedged with receive-fixed, pay-floating interest rate swaps. The Group elected to fair value this fixed rate debt upon implementation of the fair value option on January 1, 2007, with changes in fair value recognized as a component of trading revenues. The Group did not elect to apply the fair value option to fixed-rate debt issued by the Group since January 1, 2008 and instead applies hedge accounting per the guidance of ASC Topic 815 – Derivatives and Hedging.

The Group’s long-term debt also includes various equity-linked and other indexed instruments with embedded derivative features, whose payments and redemption values are linked to commodities, stocks, indices, currencies or other assets. The Group elected to account for substantially all of these instruments at fair value. Changes in the fair value of these instruments are recognized as a component of trading revenues.

Other liabilities

Guarantees
In cases where the Group acts as a guarantor, the Group recognizes in other liabilities, at the inception of a guarantee, a liability for the fair value of the obligations undertaken in issuing such a guarantee, including its ongoing obligation to perform over the term of the guarantee in the event that certain events or conditions occur.

Pensions and other post-retirement benefits
The Group uses the projected unit credit actuarial method to determine the present value of its projected benefit obligations (PBO) and the current and past service costs or credits related to its defined benefit and other postretirement benefit plans. The measurement date used to perform the actuarial valuation is December 31.

Certain key assumptions are used in performing the actuarial valuations. These assumptions must be made concerning the future events that will determine the amount and timing of the benefit payments and thus require significant judgment and estimates by Group management. Among others, assumptions have to be made with regard to discount rates, expected return on plan assets and salary increases.

The assumed discount rates reflect the rates at which the pension benefits could be effectively settled. These rates are determined based on yields of high-quality corporate bonds currently available and are expected to be available during the period to maturity of the pension benefits. In countries where no deep market in high-quality corporate bonds exists, the estimate is based on governmental bonds adjusted to include a risk premium reflecting the additional risk for corporate bonds.

The expected long-term rate of return on plan assets is determined on a plan-by-plan basis, taking into account asset allocation, historical rate of return, benchmark indices for similar-type pension plan assets, long-term expectations of future returns and investment strategy.

Health care cost trend rates are determined by reviewing external data and the Group’s own historical trends for health care costs. Salary increases are determined by reviewing external data and considering internal projections.

The funded status of the Group’s defined benefit postretirement and pension plans is recognized in the consolidated balance sheets.
Actuarial gains and losses in excess of 10% of the greater of the PBO or the market value of plan assets and unrecognized prior service costs or credits are amortized to net periodic pension and other post-retirement cost on a straight-line basis over the average remaining service life of active employees expected to receive benefits.

The Group records pension expense for defined contribution plans when the employee renders service to the company, essentially coinciding with the cash contributions to the plans.

Share-based compensation

For all share-based awards granted to employees and existing awards modified on or after January 1, 2005, compensation expense is measured at grant date or modification date based on the fair value of the number of awards for which the requisite service is expected to be rendered and is recognized in the consolidated statements of operations over the required service period on a straight-line basis. For all outstanding unvested share-based awards as of January 1, 2005, compensation expense is measured based on the original grant date fair value of the award and is recognized over the remaining requisite service period of each award on a straight-line basis.

The Group uses the tax law ordering approach to determine the portion of the total tax expense that relates to windfall tax benefits that are to be recorded in additional paid-in capital. In addition, it elected to use the practical transition option in determining the amount of windfall tax benefits recorded in additional paid-in capital arising on awards that were fully vested prior to January 1, 2005.

Compensation expense for share-based awards that vest in annual installments (graded vesting) but which only contain a service condition that affects vesting is recognized on a straight-line basis over the service period for the entire award. However, if such awards contain a performance condition, then each installment is expensed as if it were a separate award (upfront expense recognition). Furthermore, recognition of compensation expense is accelerated to the date an employee becomes eligible for retirement. For awards granted to employees eligible for retirement prior to January 1, 2005, the Group’s policy is to record compensation expense over the requisite service period.

Certain share-based awards also contain a performance condition, where the number of shares the employee is to receive is dependent on the performance (e.g., net income or return on equity (ROE)) of the Group or a division of the Group. If the employee is also required to provide the service stipulated in the award terms, the amount of compensation expense attributed to the incremental additional units expected to be received at vesting due to this performance condition is estimated on the grant date and subsequent changes in this estimate are recorded in the consolidated statements of operations over the remaining service period.

When awards contain market conditions, where the number of shares the employee receives varies based on changes in the Group share price, the incremental amount of extra shares the employee is expected to receive due to the market condition is estimated on the grant date and the total compensation expense is not adjusted thereafter for changes in the Group share price.

Certain employees own non-substantive equity interests in the form of carried interests in private equity funds managed by the Group. Expenses recognized under these ownership interests are reflected in the consolidated statements of operations in compensation and benefits.

The Group has certain option plans outstanding, primarily related to 1999 and prior years, which include a cash settlement feature. For those plans, liability award accounting is applied until settlement of the awards.

Own shares, own bonds and financial instruments on own shares

The Group may buy and sell own shares, own bonds and financial instruments on own shares within its normal trading and market-making activities. In addition, the Group may hold its own shares to satisfy commitments arising from employee share-based compensation awards. Own shares are recorded at cost and reported as treasury shares, resulting in a reduction to total shareholders’ equity. Financial instruments on own shares are recorded as assets or liabilities or as equity when the criteria for equity classification are met. Dividends received by subsidiaries on own shares and unrealized and realized gains and losses on own shares classified in total shareholders’ equity are excluded from the consolidated statements of operations.

Any holdings of bonds issued by any Group entity are eliminated in the consolidated financial statements.

Net interest income

Interest income and interest expense arising from interest-bearing assets and liabilities other than those carried at fair value or the lower of cost or market are accrued, and any related net deferred premiums, discounts, origination fees or costs are amortized as an adjustment to the yield over the life of the related asset and liability. Interest from debt securities and dividends on equity securities carried as trading assets and trading liabilities are recorded in interest and dividend income.

> Refer to Loans for further information on interest on loans.

Commissions and fees

Fee revenue is recognized when all of the following criteria have been met: persuasive evidence of an arrangement exists, services have been rendered, the price is fixed or determinable and collectibility is reasonably assured. Fee income can be divided into two broad categories: income earned from services that are provided over a certain period of time, for which customers are generally billed on an annual or semi-annual basis, and income earned from providing transaction-type services. Fees earned from services that are provided over a certain period of time are recognized ratably over the service period. Fees earned from providing transaction-type services are recognized when the service has been completed. Performance-linked fees or fee components are recognized at any contractual measurement date when the contractually agreed thresholds are met.

Revenues from underwriting and fees from mergers and acquisitions (M&A) and other corporate finance advisory services are recorded at the time the underlying transactions are substantially completed and there are no other contingencies associated with the fees.

Transaction-related expenses are deferred until the related revenue is recognized assuming they are deemed direct and incremental; otherwise, they are expensed as incurred. Underwriting fees are reported net of related expenses. Expenses associated with financial advisory services are recorded in operating expenses unless reimbursed by the client.

In circumstances where the Group contracts to provide multiple products, services or rights to a counterparty, an evaluation is made as to whether separate revenue recognition events have occurred. This evaluation considers the stand-alone value of items already delivered and if there is a right of return or warranties on delivered items and services, and the probability of delivery of remaining undelivered items or services. This evaluation is made on a transaction by transaction basis.

If the criteria noted are met, then the transaction is considered a multiple-deliverable arrangement where revenue recognition is determined separately for each deliverable. The consideration received on the total arrangement is allocated to the multiple deliverables based on the selling price of each deliverable. The selling price used for each deliverable will be based on vendor-specific objective evidence if available, third-party evidence if vendor-specific objective evidence is not available, or estimated selling price if neither vendor-specific objective evidence or third-party evidence is available.

Taxes collected from customers and remitted to governmental authorities are accounted for on a net basis.

Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued operations
Income/(loss) from discontinued operations

in	2011	2010	2009

Income/(loss) from discontinued operations (CHF million)

Net revenues	–	(19)	56

Total expenses	–	0	(167)

Income/(loss) from discontinued operations before taxes	–	(19)	(111)

Gain on disposal	–	0	261	[1]

Income tax expense/(benefit)	–	0	(19)

Income/(loss) from discontinued operations, net of tax	–	(19)	169

1 Represents net gains from the deconsolidation of subsidiaries. The Group did not retain any investment in the former subsidiaries.

Segment information (Tables)	12 Months Ended
Dec. 31, 2011
Segment information
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment

in	2011	2010	2009

Net revenues (CHF million)

Private Banking	10,877	11,631	11,662

Investment Banking	11,496	16,214	20,537

Asset Management	2,146	2,332	1,842

Corporate Center	910	448	(424)

Noncontrolling interests without SEI	796	761	(323)

Net revenues	26,225	31,386	33,294

Income/(loss) from continuing operations before taxes (CHF million)

Private Banking	2,348	3,426	3,651

Investment Banking	79	3,531	6,845

Asset Management	553	503	35

Corporate Center	(231)	(660)	(1,948)

Noncontrolling interests without SEI	712	687	(506)

Income/(loss) from continuing operations before taxes	3,461	7,487	8,077

end of	2011	2010

Total assets (CHF million)

Private Banking	350,955	337,496

Investment Banking	804,420	803,613

Asset Management	28,667	27,986

Corporate Center [1]	(139,626)	(143,945)

Noncontrolling interests without SEI	4,749	6,855

Total assets	1,049,165	1,032,005

1 Under the central treasury model, Group financing results in intra-Group balances between the segments. The elimination of these assets and liabilities occurs in the Corporate Center.

Net revenues and income/(loss) from continuing operations before taxes and total assets by geographic location

in	2011	2010	2009

Net revenues (CHF million)

Switzerland	8,584	9,185	10,383

EMEA	6,490	7,411	6,641

Americas	9,417	12,844	13,876

Asia Pacific	1,734	1,946	2,394

Net revenues	26,225	31,386	33,294

Income/(loss) from continuing operations before taxes (CHF million)

Switzerland	455	1,734	2,383

EMEA	1,313	1,519	649

Americas	2,613	5,036	5,234

Asia Pacific	(920)	(802)	(189)

Income/(loss) from continuing operations before taxes	3,461	7,487	8,077

The designation of net revenues and income/(loss) from continuing operations before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.

end of	2011	2010

Total assets (CHF million)

Switzerland	214,552	185,102

EMEA	277,783	271,001

Americas	469,294	476,808

Asia Pacific	87,536	99,094

Total assets	1,049,165	1,032,005

The designation of total assets by region is based upon customer domicile.

Net interest income (Tables)	12 Months Ended
Dec. 31, 2011
Net interest income
Net interest income

in	2011	2010	2009

Net interest income (CHF million)

Loans	4,889	5,268	6,275

Investment securities	97	95	243

Trading assets	11,695	14,056	13,333

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	3,265	2,666	3,079

Other	3,056	3,448	2,358

Interest and dividend income	23,002	25,533	25,288

Deposits	(1,694)	(1,601)	(2,970)

Short-term borrowings	(69)	(63)	(248)

Trading liabilities	(7,125)	(9,011)	(7,362)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,621)	(1,637)	(2,261)

Long-term debt	(5,659)	(6,333)	(5,031)

Other	(401)	(347)	(525)

Interest expense	(16,569)	(18,992)	(18,397)

Net interest income	6,433	6,541	6,891

Commissions and fees (Tables)	12 Months Ended
Dec. 31, 2011
Commissions and fees
Commissions and fees

in	2011	2010	2009

Commissions and fees (CHF million)

Lending business	1,296	1,455	1,048

Investment and portfolio management	4,070	4,316	4,289

Other securities business	90	75	136

Fiduciary business	4,160	4,391	4,425

Underwriting	1,479	2,125	2,375

Brokerage	4,066	3,953	4,102

Underwriting and brokerage	5,545	6,078	6,477

Other services	1,951	2,154	1,800

Commissions and fees	12,952	14,078	13,750

Trading revenues (Tables)	12 Months Ended
Dec. 31, 2011
Trading revenues
Trading revenues

in	2011	2010	2009

Trading revenues (CHF million)

Interest rate products	6,794	5,866	9,850

Foreign exchange products	(4,433)	2,258	314

Equity/index-related products	1,644	2,211	4,427

Credit products	522	(1,644)	(3,971)

Commodity, emission and energy products	361	323	560

Other products	132	324	971

Total	5,020	9,338	12,151

Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Other revenues (Tables)	12 Months Ended
Dec. 31, 2011
Other revenues
Other revenues

in	2011	2010	2009

Other revenues (CHF million)

Noncontrolling interests without SEI	701	737	(523)

Loans held-for-sale	(4)	(84)	(287)

Long-lived assets held-for-sale	(40)	(176)	24

Equity method investments	141	209	120

Other investments	457	170	549

Other	565	573	619

Other revenues	1,820	1,429	502

Provision for credit losses (Tables)	12 Months Ended
Dec. 31, 2011
Provision for credit losses
Provision for credit losses

in	2011	2010	2009

Provision for credit losses (CHF million)

Provision for loan losses	141	(93)	315

Provision for lending-related and other exposures	46	14	191

Provision for credit losses	187	(79)	506

Compensation and benefits (Tables)	12 Months Ended
Dec. 31, 2011
Compensation and benefits
Compensation and benefits

in	2011		2010	2009

Compensation and benefits (CHF million)

Salaries and variable compensation	11,474		12,481	13,412

Social security	865		928	1,015

Other [1]	874		1,190	586

Compensation and benefits	13,213	[2]	14,599	15,013

1 Includes pension and other post-retirement expense of CHF 610 million, CHF 483 million, CHF 347 million in 2011, 2010 and 2009, respectively, and the UK levy on variable compensation of CHF 404 million in 2010. 2 Includes severance and other compensation expense relating to headcount reductions of CHF 715 million.

General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2011
General and administrative expenses
General and administrative expenses

in	2011	2010	2009

General and administrative expenses (CHF million)

Occupancy expenses	1,132	1,191	1,190

IT, machinery, etc.	1,452	1,348	1,230

Provisions and losses	704	533	1,457

Travel and entertainment	443	473	448

Professional services	2,074	2,176	1,835

Amortization and impairment of other intangible assets	30	35	49

Other	1,537	1,475	1,492

General and administrative expenses	7,372	7,231	7,701

Earnings per share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings per share
Earnings per share

in	2011	2010	2009

Net income attributable to shareholders (CHF million)

Income from continuing operations	1,953	5,117	6,555

Income/(loss) from discontinued operations, net of tax	0	(19)	169

Net income attributable to shareholders	1,953	5,098	6,724

Preferred securities dividends	(216)	(162)	(131)

Net income attributable to shareholders for basic earnings per share	1,737	4,936	6,593

Available for common shares	1,640	4,670	6,204

Available for unvested share-based payment awards	97	266	389

Net income attributable to shareholders for diluted earnings per share	1,737	4,936	6,593

Available for common shares	1,640	4,671	6,214

Available for unvested share-based payment awards	97	265	379

Weighted-average shares outstanding (million)

Weighted-average shares outstanding for basic earnings per share available for common shares	1,198.5	1,194.8	1,174.2

Dilutive share options and warrants	2.9	5.9	6.3

Dilutive share awards	5.3	0.4	29.5

Weighted-average shares outstanding for diluted earnings per share available for common shares [1]	1,206.7	1,201.1	1,210.0

Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards	72.6	67.4	73.9

Basic earnings per share available for common shares (CHF)

Basic earnings per share from continuing operations	1.37	3.93	5.14

Basic earnings/(loss) per share from discontinued operations	0.00	(0.02)	0.14

Basic earnings per share available for common shares	1.37	3.91	5.28

Diluted earnings per share available for common shares (CHF)

Diluted earnings per share from continuing operations	1.36	3.91	5.01

Diluted earnings/(loss) per share from discontinued operations	0.00	(0.02)	0.13

Diluted earnings per share available for common shares	1.36	3.89	5.14

1 Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 37.3 million, 50.2 million and 57.3 million for 2011, 2010 and 2009, respectively.

Securities borrowed, lent and subject to repurchase agreements (Tables)	12 Months Ended
Dec. 31, 2011
Securities borrowed, lent and subject to repurchase agreements
Securities borrowed, lent and subject to repurchase agreements

end of	2011	2010

Securities borrowed or purchased under agreements to resell (CHF million)

Central bank funds sold and securities purchased under resale agreements	172,184	148,962

Deposits paid for securities borrowed	64,779	71,481

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	236,963	220,443

Securities lent or sold under agreements to repurchase (CHF million)

Central bank funds purchased and securities sold under repurchase agreements	161,220	147,878

Deposits received for securities lent	15,339	20,516

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	176,559	168,394

Trading assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Trading assets and liabilities
Trading assets and liabilities

end of	2011	2010

Trading assets (CHF million)

Debt securities	145,035	154,555

Equity securities [1]	66,904	102,941

Derivative instruments [2]	52,548	47,744

Other	15,066	19,464

Trading assets	279,553	324,704

Trading liabilities (CHF million)

Short positions	67,639	76,094

Derivative instruments [2]	60,121	57,903

Trading liabilities	127,760	133,997

1 Including convertible bonds. 2 Amounts shown net of cash collateral receivables and payables.

Cash collateral receivables and payables

end of	2011	2010

Cash collateral receivables (CHF million)

Receivables netted against derivative positions	36,474	28,500

Receivables not netted [1]	15,809	14,987

Total	52,283	43,487

Cash collateral payables (CHF million)

Payables netted against derivative positions	37,639	29,238

Payables not netted [1]	11,934	14,428

Total	49,573	43,666

1 Recorded as cash collateral on derivative instruments, refer to "Note 22 – Other assets and other liabilities".

Investment securities (Tables)	12 Months Ended
Dec. 31, 2011
Investment securities
Investment securities

end of	2011	2010

Investment securities (CHF million)

Debt securities held-to-maturity	2	452

Securities available-for-sale	5,158	7,945

Total investment securities	5,160	8,397

Investment securities by type

end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

2011 (CHF million)

Debt securities issued by foreign governments	2	0	0	2

Debt securities held-to-maturity	2	0	0	2

Debt securities issued by the Swiss federal, cantonal or local governmental entities	321	27	0	348

Debt securities issued by foreign governments	3,211	121	12	3,320

Corporate debt securities	778	18	5	791

Collateralized debt obligations	587	20	0	607

Debt securities available-for-sale	4,897	186	17	5,066

Banks, trust and insurance companies	67	9	0	76

Industry and all other	15	1	0	16

Equity securities available-for-sale	82	10	0	92

Securities available-for-sale	4,979	196	17	5,158

2010 (CHF million)

Debt securities issued by foreign governments	452	0	0	452

Debt securities held-to-maturity	452	0	0	452

Debt securities issued by the Swiss federal, cantonal or local governmental entities	267	15	0	282

Debt securities issued by foreign governments	5,975	233	2	6,206

Corporate debt securities	969	19	4	984

Collateralized debt obligations	371	13	1	383

Debt securities available-for-sale	7,582	280	7	7,855

Banks, trust and insurance companies	69	10	0	79

Industry and all other	10	1	0	11

Equity securities available-for-sale	79	11	0	90

Securities available-for-sale	7,661	291	7	7,945

Gross unrealized losses on investment securities and the related fair value

	Less than 12 months		12 months or more		Total

end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

2011 (CHF million)

Debt securities issued by foreign governments	100	2	40	10	140	12

Corporate debt securities	81	2	17	3	98	5

Debt securities available-for-sale	181	4	57	13	238	17

2010 (CHF million)

Debt securities issued by foreign governments	88	2	0	0	88	2

Corporate debt securities	88	1	37	3	125	4

Collateralized debt obligations	64	1	0	0	64	1

Debt securities available-for-sale	240	4	37	3	277	7

Proceeds from sales, realized gains and realized losses from available-for-sale securities

	Debt securities			Equity securities

in	2011	2010	2009	2011	2010	2009

Additional information (CHF million)

Proceeds from sales	2,117	985	723	1	3	168

Realized gains	40	5	17	0	0	22

Realized losses	(22)	(11)	(14)	0	0	(1)

Amortized cost, fair value and average yield of debt securities

	Debt securities held-to-maturity			Debt securities available-for-sale

end of	Amortized cost	Fair value	Average yield (in %)	Amortized cost	Fair value	Average yield (in %)

2011 (CHF million)

Due within 1 year	2	2	5.06	1,833	1,856	3.22

Due from 1 to 5 years	0	0	–	2,459	2,578	3.13

Due from 5 to 10 years	0	0	–	456	472	2.45

Due after 10 years	0	0	–	149	160	3.23

Total debt securities	2	2	5.06	4,897	5,066	3.10

Other investments (Tables)	12 Months Ended
Dec. 31, 2011
Other investments
Other investments

end of	2011	2010

Other investments (CHF million)

Equity method investments	2,542	3,954

Non-marketable equity securities [1]	7,879	10,157

Real estate held for investment	783	476

Life finance instruments [2]	2,022	1,895

Total other investments	13,226	16,482

1 Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee. 2 Includes life settlement contracts at investment method and SPIA contracts.

Loans, allowance for loan losses and credit quality (Tables)	12 Months Ended
Dec. 31, 2011
Loans, allowance for loan losses and credit quality
Loans

end of	2011	2010

Loans (CHF million)

Mortgages	88,255	84,625

Loans collateralized by securities	26,461	24,552

Consumer finance	6,695	5,708

Consumer	121,411	114,885

Real estate	25,185	23,362

Commercial and industrial loans	59,998	54,673

Financial institutions	25,373	24,764

Governments and public institutions	2,390	2,207

Corporate & institutional	112,946	105,006

Gross loans	234,357	219,891

of which held at amortized cost	213,663	201,339

of which held at fair value	20,694	18,552

Net (unearned income)/deferred expenses	(34)	(32)

Allowance for loan losses	(910)	(1,017)

Net loans	233,413	218,842

Gross loans by location (CHF million)

Switzerland	146,737	138,989

Foreign	87,620	80,902

Gross loans	234,357	219,891

Impaired loan portfolio (CHF million)

Non-performing loans	758	961

Non-interest-earning loans	262	340

Total non-performing and non-interest-earning loans	1,020	1,301

Restructured loans	18	52

Potential problem loans	680	510

Total other impaired loans	698	562

Gross impaired loans	1,718	1,863

Allowance for loan losses

	2011			2010	2009

	Consumer	Corporate & institutional	Total	Total	Total

Allowance for loan losses (CHF million)

Balance at beginning of period	279	738	1,017	1,395	1,639

Net movements recognized in statements of operations	87	54	141	(93)	315

Gross write-offs	(124)	(175)	(299)	(294)	(674)

Recoveries	39	2	41	63	63

Net write-offs	(85)	(173)	(258)	(231)	(611)

Provisions for interest	2	12	14	2	43

Foreign currency translation impact and other adjustments, net	6	(10)	(4)	(56)	9

Balance at end of period	289	621	910	1,017	1,395

Allowance for loan losses and gross loans held at amortized cost

	2011			2010			2009

end of	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Total

Allowance for loan losses (CHF million)

Balance at end of period	289	621	910	279	738	1,017	1,395

of which individually evaluated for impairment	222	428	650	210	539	749	984

of which collectively evaluated for impairment	67	193	260	69	199	268	411

Gross loans held at amortized cost (CHF million)

Balance at end of period	121,401	92,262	213,663	114,879	86,460	201,339	–

of which individually evaluated for impairment	605	942	1,547	634	1,017	1,651	–

of which collectively evaluated for impairment	120,796	91,320	212,116	114,245	85,443	199,688	–

Purchases, reclassifications and sales

	2011

in	Consumer	Corporate & institutional	Total

Loans held at amortized cost (CHF million)

Purchases	–	4,121	4,121

Reclassifications to loans held-for-sale [1]	–	1,363	1,363

Sales [1]	–	1,117	1,117

1 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating

end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total

2011 (CHF million)

Mortgages	166	637	8,837	55,222	22,368	763	18	19	0	225	88,255

Loans collateralized by securities	1	18	397	24,089	1,793	88	0	2	0	73	26,461

Consumer finance	1	5	51	3,234	2,187	524	58	9	316	300	6,685

Consumer	168	660	9,285	82,545	26,348	1,375	76	30	316	598	121,401

Real estate	341	204	1,241	12,476	10,277	312	0	3	0	60	24,914

Commercial and industrial loans	409	242	1,755	21,182	20,091	3,128	179	27	121	714	47,848

Financial institutions	3,906	2,098	3,333	5,549	1,890	760	3	43	0	132	17,714

Governments and public institutions	119	88	355	484	160	104	470	0	0	6	1,786

Corporate & institutional	4,775	2,632	6,684	39,691	32,418	4,304	652	73	121	912	92,262

Gross loans held at amortized cost	4,943	3,292	15,969	122,236	58,766	5,679	728	103	437	1,510	213,663

Value of collateral [1]	3,938	1,751	14,176	112,505	48,100	3,171	119	86	9	871	184,726

2010 (CHF million)

Mortgages	147	1,267	10,206	48,270	23,499	949	29	3	0	255	84,625

Loans collateralized by securities	1	69	355	22,547	1,495	28	0	0	0	57	24,552

Consumer finance	1	3	114	2,340	2,065	522	51	28	266	312	5,702

Consumer	149	1,339	10,675	73,157	27,059	1,499	80	31	266	624	114,879

Real estate	25	278	1,955	9,758	10,496	499	0	0	0	77	23,088

Commercial and industrial loans	351	714	1,926	21,008	16,190	3,085	102	239	162	765	44,542

Financial institutions	2,183	2,742	1,635	7,143	2,047	1,305	0	0	20	106	17,181

Governments and public institutions	119	157	235	464	91	60	517	0	0	6	1,649

Corporate & institutional	2,678	3,891	5,751	38,373	28,824	4,949	619	239	182	954	86,460

Gross loans held at amortized cost	2,827	5,230	16,426	111,530	55,883	6,448	699	270	448	1,578	201,339

Value of collateral [1]	2,490	3,792	14,125	103,362	47,813	3,991	76	0	8	740	176,397

1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost - aging analysis

	Current	Past due

end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total

2011 (CHF million)

Mortgages	88,016	48	12	6	173	239	88,255

Loans collateralized by securities	26,254	180	11	3	13	207	26,461

Consumer finance	5,886	496	86	50	167	799	6,685

Consumer	120,156	724	109	59	353	1,245	121,401

Real estate	24,840	41	3	1	29	74	24,914

Commercial and industrial loans	47,085	454	90	50	169	763	47,848

Financial institutions	17,550	78	2	48	36	164	17,714

Governments and public institutions	1,785	1	0	0	0	1	1,786

Corporate & institutional	91,260	574	95	99	234	1,002	92,262

Gross loans held at amortized cost	211,416	1,298	204	158	587	2,247	213,663

2010 (CHF million)

Mortgages	84,305	81	16	18	205	320	84,625

Loans collateralized by securities	24,421	100	10	2	19	131	24,552

Consumer finance	5,032	393	83	28	166	670	5,702

Consumer	113,758	574	109	48	390	1,121	114,879

Real estate	23,004	39	0	1	44	84	23,088

Commercial and industrial loans	43,267	736	96	43	400	1,275	44,542

Financial institutions	17,028	125	4	0	24	153	17,181

Governments and public institutions	1,645	3	1	0	0	4	1,649

Corporate & institutional	84,944	903	101	44	468	1,516	86,460

Gross loans held at amortized cost	198,702	1,477	210	92	858	2,637	201,339

Gross impaired loans by category

	Non-performing and non-interest-earning loans			Other impaired loans

end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total

2011 (CHF million)

Mortgages	176	14	190	1	73	74	264

Loans collateralized by securities	27	13	40	0	46	46	86

Consumer finance	262	28	290	0	25	25	315

Consumer	465	55	520	1	144	145	665

Real estate	29	7	36	0	24	24	60

Commercial and industrial loans	215	129	344	17	454	471	815

Financial institutions	49	65	114	0	58	58	172

Governments and public institutions	0	6	6	0	0	0	6

Corporate & institutional	293	207	500	17	536	553	1,053

Gross impaired loans	758	262	1,020	18	680	698	1,718

2010 (CHF million)

Mortgages	208	22	230	0	74	74	304

Loans collateralized by securities	40	19	59	0	1	1	60

Consumer finance	282	30	312	0	4	4	316

Consumer	530	71	601	0	79	79	680

Real estate	55	13	68	0	15	15	83

Commercial and industrial loans	353	207	560	52	339	391	951

Financial institutions	23	43	66	0	77	77	143

Governments and public institutions	0	6	6	0	0	0	6

Corporate & institutional	431	269	700	52	431	483	1,183

Gross impaired loans	961	340	1,301	52	510	562	1,863

Gross impaired loan detail

	2011			2010

end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance

Gross impaired loan details (CHF million)

Mortgages	217	206	41	270	256	50

Loans collateralized by securities	85	83	50	60	52	50

Consumer finance	303	288	131	304	290	110

Consumer	605	577	222	634	598	210

Real estate	46	38	20	80	67	34

Commercial and industrial loans	734	709	318	794	733	407

Financial institutions	156	154	84	137	135	92

Governments and public institutions	6	5	6	6	4	6

Corporate & institutional	942	906	428	1,017	939	539

Gross impaired loans with a specific allowance	1,547	1,483	650	1,651	1,537	749

Mortgages	46	46	–	34	34	–

Loans collateralized by securities	1	1	–	0	0	–

Consumer finance	13	13	–	12	12	–

Consumer	60	60	–	46	46	–

Real estate	15	15	–	3	3	–

Commercial and industrial loans	80	80	–	157	156	–

Financial institutions	16	16	–	6	6	–

Corporate & institutional	111	111	–	166	165	–

Gross impaired loans without specific allowance	171	171	–	212	211	–

Gross impaired loans	1,718	1,654	650	1,863	1,748	749

of which consumer loans	665	637	222	680	644	210

of which corporate and institutional loans	1,053	1,017	428	1,183	1,104	539

	2011			2010

in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis

Gross impaired loan details (CHF million)

Mortgages	222	1	0	275	2	2

Loans collateralized by securities	82	1	0	60	1	0

Consumer finance	276	2	1	319	8	4

Consumer	580	4	1	654	11	6

Real estate	47	1	1	77	1	1

Commercial and industrial loans	871	7	6	771	6	5

Financial institutions	160	0	0	153	0	0

Governments and public institutions	6	0	0	6	0	0

Corporate & institutional	1,084	8	7	1,007	7	6

Gross impaired loans with a specific allowance	1,664	12	8	1,661	18	12

Mortgages	94	0	0	98	0	0

Loans collateralized by securities	4	0	0	3	0	0

Consumer finance	19	0	0	14	0	0

Consumer	117	0	0	115	0	0

Real estate	74	5	5	14	0	0

Commercial and industrial loans	149	1	0	255	0	0

Financial institutions	19	0	0	6	0	0

Corporate & institutional	242	6	5	275	0	0

Gross impaired loans without specific allowance	359	6	5	390	0	0

Gross impaired loans	2,023	18	13	2,051	18	12

of which consumer loans	697	4	1	769	11	6

of which corporate and institutional loans	1,326	14	12	1,282	7	6

Premises and equipment (Tables)	12 Months Ended
Dec. 31, 2011
Premises and equipment
Premises and equipment

end of	2011	2010

Premises and equipment (CHF million)

Buildings and improvements	4,060	3,944

Land	872	882

Leasehold improvements	2,241	1,958

Software	4,614	3,801

Equipment	3,188	3,092

Premises and equipment	14,975	13,677

Accumulated depreciation	(7,782)	(6,952)

Total premises and equipment, net	7,193	6,725

Depreciation and impairment

in	2011	2010	2009

CHF million

Depreciation	1,078	1,115	1,019

Impairment	87	16	45

Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and other intangible assets
Goodwill

end of	2011				2010

	Private Banking	Investment Banking	Asset Manage- ment	Credit Suisse Group	Private Banking	Investment Banking	Asset Manage- ment	Credit Suisse Group

Gross amount of goodwill (CHF million)

Balance at beginning of period	749	6,429	1,489	8,667	789	6,925	1,635	9,349

Foreign currency translation impact	(8)	16	(4)	4	(40)	(496)	(145)	(681)

Other	2	0	0	2	0	0	(1)	(1)

Balance at end of period	743	6,445	1,485	8,673	749	6,429	1,489	8,667

Accumulated impairment (CHF million)

Balance at beginning of period	0	82	0	82	0	82	0	82

Balance at end of period	0	82	0	82	0	82	0	82

Net book value (CHF million)

Net book value	743	6,363	1,485	8,591	749	6,347	1,489	8,585

Other intangible assets

	2011			2010

end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount

Other intangible assets (CHF million)

Tradenames/trademarks	26	(21)	5	26	(21)	5

Client relationships	369	(193)	176	377	(168)	209

Other	7	(1)	6	0	0	0

Total amortizing other intangible assets	402	(215)	187	403	(189)	214

Non-amortizing other intangible assets	101	–	101	98	–	98

of which mortgage servicing rights, at fair value	70	–	70	66	–	66

Total other intangible assets	503	(215)	288	501	(189)	312

Additional information

in	2011	2010	2009

Aggregate amortization and impairment (CHF million)

Aggregate amortization	30	34	42

Impairment	0	1	7

Estimated amortization

Estimated amortization (CHF million)

2012	27

2013	24

2014	23

2015	22

2016	18

Life settlement contracts (Tables)	12 Months Ended
Dec. 31, 2011
Life settlement contracts
Life settlement contracts

2011	within 1 year	within 1-2 years	within 2-3 years	within 3-4 years	within 4-5 years	Thereafter	Total

Fair value method [1]

Number of contracts	563	986	1,943	2,005	2,330	614	8,441

Carrying value (CHF million)	19	32	59	68	67	550	795

Face value (CHF million)	20	35	67	88	94	2,580	2,884

Investment method

Number of contracts	–	–	–	–	–	8	8

Carrying value (CHF million)	–	–	–	–	–	54	54

Face value (CHF million)	–	–	–	–	–	74	74

2010

Fair value method [1]

Number of contracts	929	500	1,002	1,789	1,850	2,804	8,874

Carrying value (CHF million)	30	27	42	80	134	545	858

Face value (CHF million)	31	51	67	137	316	2,877	3,479

Investment method

Number of contracts	–	–	–	–	–	8	8

Carrying value (CHF million)	–	–	–	–	–	51	51

Face value (CHF million)	–	–	–	–	–	70	70

1 Time bands reflect life expectancy.

Realized and unrealized gains and losses on life settlement contracts accounted for under the fair value method

in	2011	2010	2009

CHF million

Realized gains/(losses)	12	44	(39)

Unrealized gains/(losses)	(30)	(105)	(8)

Other assets and other liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Other assets and other liabilities
Other assets and other liabilities

end of	2011	2010

Other assets (CHF million)

Cash collateral on derivative instruments	15,809	14,987

Cash collateral on non-derivative transactions	2,083	1,792

Derivative instruments used for hedging	3,706	2,733

Assets held-for-sale	21,205	26,886

of which loans [1]	20,457	24,925

of which real estate	732	1,946

Assets held for separate accounts	14,407	13,815

Interest and fees receivable	6,090	5,158

Deferred tax assets	8,939	9,417

Prepaid expenses	601	452

Failed purchases	1,513	1,279

Other	3,943	3,066

Other assets	78,296	79,585

Other liabilities (CHF million)

Cash collateral on derivative instruments	11,934	14,428

Cash collateral on non-derivative transactions	1,002	20

Derivative instruments used for hedging	1,998	1,203

Provisions [2]	1,113	1,724

of which off-balance sheet risk	65	552

Liabilities held for separate accounts	14,407	13,815

Interest and fees payable	7,142	6,798

Current tax liabilities	767	1,137

Deferred tax liabilities	429	412

Failed sales	6,888	7,354

Other	17,537	15,323

Other liabilities	63,217	62,214

1 Included as of December 31, 2011 and 2010 were CHF 6,299 million and CHF 7,818 million, respectively, in restricted loans, which represented collateral on secured borrowings, and CHF 1,386 million and CHF 1,223 million, respectively, in loans held in trusts, which were consolidated as a result of failed sales under US GAAP. 2 Includes provisions for bridge commitments.

Deposits (Tables)	12 Months Ended
Dec. 31, 2011
Deposits.
Deposits

	2011				2010

end of	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total

Deposits (CHF million)

Non-interest-bearing demand deposits	11,446	4,218	15,664		11,088	3,044	14,132

Interest-bearing demand deposits	113,403	19,626	133,029		100,414	17,625	118,039

Savings deposits	54,395	38	54,433		53,242	27	53,269

Time deposits	16,841	133,581	150,422	[1]	19,036	120,581	139,617	[1]

Total deposits	196,085	157,463	353,548	[2]	183,780	141,277	325,057	[2]

of which due to banks	–	–	40,147		–	–	37,493

of which customer deposits	–	–	313,401		–	–	287,564

The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1 Included CHF 149,985 million and CHF 139,150 million as of December 31, 2011 and 2010, respectively, of the Swiss franc equivalent of individual time deposits greater than USD#nbsp#100,000 in Switzerland and foreign offices. 2 Not included as of December 31, 2011 and 2010 were CHF 51 million and CHF 48 million, respectively, of overdrawn deposits reclassified as loans.

Long-term debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-term debt
Long-term debt

end of	2011	2010

Long-term debt (CHF million)

Senior	123,632	130,792

Subordinated	24,165	23,221

Non-recourse liabilities from consolidated VIEs	14,858	19,739

Long-term debt	162,655	173,752

of which reported at fair value	70,366	83,692

of which structured notes	35,726	37,990

Long-term debt by maturities

end of			2012			2013			2014			2015			2016			Thereafter	Total

Group parent company (CHF million)

Senior debt
Fixed rate			–			–			–			–			–			387	387

Interest rate (in %) [1]			–			–			–			–			–			7.3	–

Subordinated debt
Fixed rate			164			–			–			218			–			675	1,057

Interest rates (in %) [1]			3.2			–			–			8.5			–			7.0	–

Subtotal - Group parent company			164			–			–			218			–			1,062	1,444

Subsidiaries (CHF million)

Senior debt
Fixed rate			11,937			14,088			10,178			12,190			4,284			21,700	74,377

Variable rate			12,458			10,465			7,703			4,130			3,806			10,306	48,868

Interest rates (range in %) [1]	0.0	–	16.0	0.0	–	13.6	0.0	–	13.7	0.0	–	13.2	0.0	–	12.5	0.0	–	7.1	–

Subordinated debt
Fixed rate			120			3,664			121			1,149			39			17,172	22,265

Variable rate			–			–			–			20			–			823	843

Interest rates (range in %) [1]	4.4	–	8.0	3.7	–	7.9			–	3.6	–	10.3			4.8	0.0	–	13.1	–

Non-recourse liabilities from consolidated VIEs
Fixed rate			129			2			–			399			2			948	1,480

Variable rate			538			17			369			625			1,451			10,378	13,378

Interest rates (range in %) [1]	0.0	–	2.7			–	0.0	–	13.2	0.0	–	12.6	0.0	–	12.8	0.0	–	11.3	–

Subtotal - Subsidiaries			25,182			28,236			18,371			18,513			9,582			61,327	161,211

Total long-term debt			25,346			28,236			18,371			18,731			9,582			62,389	162,655

of which structured notes			9,224			5,079			5,303			4,202			3,374			8,544	35,726

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.

Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2011
Accumulated other comprehensive income
Accumulated other comprehensive income

	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income

2011 (CHF million)

Balance at beginning of period	(33)	(11,470)	117	(3,136)	(33)	(14,555)

Increase/(decrease)	(5)	(324)	6	(720)	383	(660)

Increase/(decrease) due to equity method investments	(1)	0	0	0	0	(1)

Reclassification adjustments, included in net income	(27)	16	(24)	105	12	82

Balance at end of period	(66)	(11,778)	99	(3,751)	362	(15,134)

2010 (CHF million)

Balance at beginning of period	(41)	(8,770)	110	(2,891)	(46)	(11,638)

Increase/(decrease)	46	(2,822)	0	(338)	0	(3,114)

Increase/(decrease) due to equity method investments	(15)	0	1	0	0	(14)

Reclassification adjustments, included in net income	(23)	(13)	6	93	13	76

Cumulative effect of accounting changes, net of tax	0	135	0	0	0	135

Balance at end of period	(33)	(11,470)	117	(3,136)	(33)	(14,555)

2009 (CHF million)

Balance at beginning of period	(145)	(8,211)	63	(2,543)	(103)	(10,939)

Increase/(decrease)	30	(609)	62	(368)	30	(855)

Increase/(decrease) due to equity method investments	87	0	0	0	0	87

Reclassification adjustments, included in net income	(13)	50	(15)	20	27	69

Balance at end of period	(41)	(8,770)	110	(2,891)	(46)	(11,638)

Refer to "Note 26 - Tax" and "Note 29 - Pension and other post-retirement benefits" for income tax expense/(benefit) on the movements of accumulated other comprehensive income.

Tax (Tables)	12 Months Ended
Dec. 31, 2011
Tax
Income/(loss) from continuing operations before taxes in Switzerland and foreign countries

in	2011	2010	2009

Income from continuing operations before taxes (CHF million)

Switzerland	455	1,734	2,383

Foreign	3,006	5,753	5,694

Income from continuing operations before taxes	3,461	7,487	8,077

Details of current and deferred taxes

in	2011	2010	2009

Current and deferred taxes (CHF million)

Switzerland	38	81	203

Foreign	437	243	757

Current income tax expense	475	324	960

Switzerland	(176)	(149)	87

Foreign	372	1,373	788

Deferred income tax expense	196	1,224	875

Income tax expense	671	1,548	1,835

Income tax expense/(benefit) on discontinued operations	0	0	(19)

Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	(4)	4	0

Cumulative translation adjustment	16	32	(164)

Unrealized gains/(losses) on securities	12	(2)	16

Actuarial gains/(losses)	(172)	(82)	(116)

Net prior service credit/(cost)	105	3	15

Share-based compensation and treasury shares	256	(671)	(176)

Reconciliation of taxes computed at the Swiss statutory rate

in	2011	2010	2009

Reconciliation of taxes computed at the Swiss statutory rate (CHF million)

Income tax expense computed at the statutory tax rate of 22%	761	1,647	1,777

Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(40)	519	882

Non-deductible amortization of other intangible assets and goodwill impairment	0	1	3

Other non-deductible expenses	447	623	540

Additional taxable income	8	22	71

Lower taxed income [1]	(479)	(775)	(694)

Income taxable to noncontrolling interests	(289)	(278)	313

Changes in tax law and rates	172	119	3

Changes in deferred tax valuation allowance [1]	471	54	(123)

Other [1]	(380)	(384)	(937)

Income tax expense	671	1,548	1,835

1 See explanation below.

Details of the tax effect of temporary differences

end of	2011	2010

Tax effect of temporary differences (CHF million)

Compensation and benefits	2,262	2,239

Loans	392	602

Investment securities	1,489	1,479

Provisions	1,943	1,530

Business combinations	101	96

Derivatives	395	269

Real estate	212	200

Net operating loss carry-forwards	7,294	7,211

Other	178	143

Gross deferred tax assets before valuation allowance	14,266	13,769

Less valuation allowance	(2,690)	(2,264)

Gross deferred tax assets net of valuation allowance	11,576	11,505

Compensation and benefits	(129)	(62)

Loans	(147)	(136)

Investment securities	(1,356)	(827)

Provisions	(379)	(572)

Business combinations	(227)	(277)

Derivatives	(392)	(420)

Leasing	(58)	(66)

Real estate	(82)	(84)

Other	(296)	(56)

Gross deferred tax liabilities	(3,066)	(2,500)

Net deferred tax assets	8,510	9,005

Amounts and expiration dates of net operating loss carry-forwards

end of 2011	Total

Net operating loss carry-forwards (CHF million)

Due to expire within 1 year	31

Due to expire within 2 to 5 years	8,331

Due to expire within 6 to 10 years	3,664

Due to expire within 11 to 20 years	8,199

Amount due to expire	20,225

Amount not due to expire	11,459

Total net operating loss carry-forwards	31,684

Movements in the valuation allowance

in	2011	2010	2009

Movements in the valuation allowance (CHF million)

Balance at beginning of period	2,264	2,799	2,976

Net changes	426	(535)	(177)

Balance at end of period	2,690	2,264	2,799

Tax benefits associated with share-based compensation

in	2011	2010	2009

Tax benefits associated with share-based compensation (CHF million)

Tax benefits recorded in the consolidated statements of operations	466	539	632

Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	(280)	615	179

Tax benefits in respect of tax on dividend equivalent payments	2	26	0

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits

	2011	2010	2009

Movements in gross unrecognized tax benefits (CHF million)

Balance at beginning of period	578	964	1,177

Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	54	53	17

Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(177)	(286)	(198)

Increases in unrecognized tax benefits as a result of tax positions taken during the current period	30	39	17

Decreases in unrecognized tax benefits relating to settlements with tax authorities	(65)	(31)	(58)

Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(19)	(91)	(6)

Other (including foreign currency translation)	(28)	(70)	15

Balance at end of period	373	578	964

of which, if recognized, would affect the effective tax rate	366	554	915

Interest and penalties

in	2011	2010	2009

Interest and penalties (CHF million)

Interest and penalties recognized in the consolidated statements of operations	(19)	(43)	(15)

Interest and penalties recognized in the consolidated balance sheets	86	209	272

Employee deferred compensation (Tables)	12 Months Ended
Dec. 31, 2011
Employee deferred compensation
Deferred compensation expense

in	2011	2010	2009

Deferred compensation expense (CHF million)

Share awards	767	294	331

Adjustable Performance Plan awards	1,106	963	–

Restricted Cash Awards	253	–	–

Scaled Incentive Share Units	415	561	–

Incentive Share Units	174	723	1,526

Cash Retention Awards	0	578	822

Performance Incentive Plans (PIP I and PIP II) [1]	0	(1)	(21)

2008 Partner Asset Facility awards [2]	3	45	629

Other cash awards	334	422	431

Total deferred compensation expense	3,052	3,585	3,718

Total shares delivered (million)

Total shares delivered	24.2	47.3	39.1

1 Includes claw backs. 2 Represents the change in the underlying fair value of the indexed assets during the period. 2009 also included the vesting of the remaining 33.3% in the first quarter.

Additional information

end of	2011

Estimated unrecognized compensation expense (CHF million)

Share awards	1,100

Adjustable Performance Plan awards	569

Restricted Cash Awards	167

Scaled Incentive Share Units	211

Incentive Share Units	85

Other cash awards	87

Total	2,219

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.5

Does not include the estimated unrecognized compensation expense relating to grants made in 2012 for 2011.

Significant fair value assumptions

in	2010		2009

	SISU	ISU	ISU

Significant fair value assumptions

Expected volatility, in %	33.42	33.52	62.97

Expected dividend cash flows, in CHF
2009	–	–	0.10

2010	1.45	1.45	0.60

2011	1.55	1.55	1.00

2012	1.65	1.65	–

2013	1.75	–	–

Expected risk-free interest rate, in %	1.26	1.00	1.24

Expected term, in years	4	3	3

Share awards
Share-based compensation disclosures
Share-based award activities

in	2011		2010		2009

	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF

Share award

Balance at beginning of period	17.3	43.86	15.5	45.67	20.8	61.83

Granted	40.5	41.08	7.2	45.38	8.3	40.37

Settled	(7.6)	43.32	(5.0)	48.43	(12.8)	69.07

Forfeited	(2.1)	43.39	(0.4)	51.65	(0.8)	53.33

Balance at end of period	48.1	41.91	17.3	43.86	15.5	45.67

of which vested	1.8	–	1.3	–	1.2	–

of which unvested	46.3	–	16.0	–	14.3	–

Scaled Incentive Share Unit (SISU)
Share-based compensation disclosures
Share-based award activities

in	2011	2010

Number of awards (million)

Balance at beginning of period	20.4	–

Granted	–	21.1

Settled	(5.1)	(0.2)

Forfeited	(0.6)	(0.5)

Balance at end of period	14.7	20.4

of which vested	1.0	0.2

of which unvested	13.7	20.2

Incentive Share Unit (ISU)
Share-based compensation disclosures
Share-based award activities

in	2011	2010	2009

Number of awards (million)

Balance at beginning of period	37.7	41.5	59.8

Granted [1]	–	6.0	26.4

Settled	(23.3)	(8.4)	(43.6)

Forfeited	(1.1)	(1.4)	(1.1)

Balance at end of period	13.3	37.7	41.5

of which vested	1.4	3.9	2.7

of which unvested	11.9	33.8	38.8

1 Includes ISUs granted in January and through out the year.

Performance Incentive Plans (PIP I and PIP II)
Share-based compensation disclosures
Share-based award activities

in	2011	2010		2009

	PIP II	PIP II	PIP I	PIP II	PIP I

Number of awards (million)

Balance at beginning of period	6.1	6.2	11.9	6.4	12.2

Settled	(6.1)	0.0	(11.7)	0.0	0.0

Forfeited	0.0	(0.1)	(0.2)	(0.2)	(0.3)

Balance at end of period	0.0	6.1	0.0	6.2	11.9

of which vested	–	5.3	0.0	4.5	10.2

of which unvested	–	0.8	0.0	1.7	1.7

Share options
Share-based compensation disclosures
Share-based award activities

in	2011		2010		2009

	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF

Share options

Balance at beginning of period	29.8	64.58	34.9	63.49	39.0	62.19

Exercised	(0.1)	31.78	(0.8)	40.12	(0.7)	40.80

Settled	0.0	0.00	0.0	0.00	(0.3)	68.36

Forfeited	0.0	0.00	0.0	0.00	0.0	70.95

Expired	(12.8)	82.61	(4.3)	60.37	(3.1)	52.05

Balance at end of period	16.9	51.00	29.8	64.58	34.9	63.49

of which exercisable at end of period	16.9	51.00	29.8	64.58	34.8	63.49

Related parties (Tables)	12 Months Ended
Dec. 31, 2011
Related parties
Executive Board and Board of Directors loans

in	2011		2010		2009

Loans to members of the Executive Board (CHF million)

Balance at beginning of period	18	[1]	19		24

Additions	5		5		4

Reductions	(1)		(6)		(9)

Balance at end of period	22	[1]	18		19

Loans to members of the Board of Directors (CHF million)

Balance at beginning of period	35	[2]	25		24

Additions	2		14		11

Reductions	(3)		(4)		(10)

Balance at end of period	34	[2]	35	[2]	25

1 The number of individuals with outstanding loans at the beginning and end of the year was six. 2 The number of individuals with outstanding loans at the beginning and end of the year was eight and seven, respectively.

Loans outstanding made by the Group or any subsidiaries to equity method investees

in	2011	2010	2009

Loans outstanding made by the Group or any subsidiaries to equity method investees (CHF million)

Balance at beginning of period	45	83	575

Net borrowings/(repayments)	(32)	(38)	(492)

Balance at end of period	13	45	83

Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2011
Pension and other post-retirement benefits
Components of total pension costs

	Defined benefit pension plans						Other post- retirement defined benefit plans

	Switzerland			International			International

in	2011	2010	2009	2011	2010	2009	2011	2010	2009

Total pension costs (CHF million)

Service costs on benefit obligation	319	269	217	33	30	33	–	1	1

Interest costs on benefit obligation	416	453	471	123	134	129	7	9	9

Expected return on plan assets	(668)	(637)	(610)	(160)	(163)	(166)	–	–	–

Amortization of recognized prior service cost/(credit)	17	17	35	–	1	1	(2)	(2)	(2)

Amortization of recognized actuarial losses/(gains)	84	86	6	51	36	17	9	6	8

Net periodic pension costs	168	188	119	47	38	14	14	14	16

Settlement losses/(gains)	–	1	6	–	(2)	1	–	–	–

Curtailment losses/(gains)	1	–	–	–	–	(2)	–	–	–

Special termination benefits	10	2	7	–	–	–	–	–	–

Total pension costs	179	191	132	47	36	13	14	14	16

Obligations and funded status of the plans

	Defined benefit pension plans				Other post- retirement defined benefit plans

	Switzerland		International		International

in / end of	2011	2010	2011	2010	2011	2010

PBO (CHF million) [1]

Beginning of the measurement period	13,813	13,324	2,373	2,299	160	141

Plan participant contributions	240	250	–	–	–	–

Service cost	319	269	33	30	–	1

Interest cost	416	453	123	134	7	9

Plan amendments	(483)	–	(2)	–	–	–

Settlements	–	(6)	(1)	(3)	–	–

Curtailments	(51)	(1)	1	–	–	–

Special termination benefits	10	2	4	3	–	–

Actuarial losses/(gains)	302	(3)	199	220	15	31

Plans added	–	–	–	9	–	–

Benefit payments	(622)	(475)	(56)	(52)	(8)	(8)

Exchange rate losses/(gains)	–	–	1	(267)	–	(14)

End of the measurement period	13,944	13,813	2,675	2,373	174	160

Fair value of plan assets (CHF million)

Beginning of the measurement period	13,428	12,594	2,121	2,036	–	–

Actual return on plan assets	(121)	377	485	218	–	–

Employer contributions	679	688	33	172	8	8

Plan participant contributions	240	250	–	–	–	–

Settlements	–	(6)	(1)	(3)	–	–

Benefit payments	(622)	(475)	(56)	(52)	(8)	(8)

Exchange rate gains/(losses)	–	–	4	(250)	–	–

End of the measurement period	13,604	13,428	2,586	2,121	–	–

Funded status recognized (CHF million)

Funded status of the plan – overfunded/(underfunded)	(340)	(385)	(89)	(252)	(174)	(160)

Total funded status recognized in the consolidated balance sheet at December 31	(340)	(385)	(89)	(252)	(174)	(160)

Total amount recognized (CHF million)

Noncurrent assets	0	17	498	166	–	–

Current liabilities	–	–	(8)	(13)	(8)	(8)

Noncurrent liabilities	(340)	(402)	(579)	(405)	(166)	(152)

Total amount recognized in the consolidated balance sheet at December 31	(340)	(385)	(89)	(252)	(174)	(160)

ABO (CHF million) [2]

End of the measurement period	13,467	12,847	2,584	2,287	–	–

1 Including estimated future salary increases. 2 Exclusive of estimated future salary increases.

Defined benefit pension plans in which PBO and ABO were in excess of plan assets

	PBO exceeds fair value of plan assets				[1]	ABO exceeds fair value of plan assets				[1]

	Switzerland		International			Switzerland		International

December 31	2011	2010	2011	2010		2011	2010	2011	2010

CHF million

PBO	13,937	13,100	1,340	1,212		–	7	1,326	1,128

ABO	13,460	12,167	1,304	1,163		–	7	1,296	1,099

Fair value of plan assets	13,597	12,698	753	794		–	6	741	717

1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amounts recognized in AOCI, net of tax

	Defined benefit pension plans		Other post- retirement defined benefit plans		Total

in	2011	2010	2011	2010	2011	2010

Amounts recognized in AOCI (CHF million)

Actuarial gains/(losses)	(3,696)	(3,084)	(55)	(52)	(3,751)	(3,136)

Prior service credit/(cost)	358	(39)	4	6	362	(33)

Total	(3,338)	(3,123)	(51)	(46)	(3,389)	(3,169)

Amounts recognized in other comprehensive income

	Defined benefit pension plans			Other post- retirement defined benefit plans

in	Gross	Tax	Net	Gross	Tax	Net	Total net

2011 (CHF million)

Actuarial gains/(losses)	(965)	216	(749)	(15)	6	(9)	(758)

Prior service credit/(cost)	485	(102)	383	–	–	–	383

Amortization of actuarial losses/(gains)	135	(35)	100	9	(4)	5	105

Amortization of prior service cost/(credit)	17	(4)	13	(2)	1	(1)	12

Immediate recognition due to curtailment/settlement	49	(11)	38	–	–	–	38

Total amounts recognized in other comprehensive income	(279)	64	(215)	(8)	3	(5)	(220)

2010 (CHF million)

Actuarial gains/(losses)	(422)	103	(319)	(31)	12	(19)	(338)

Amortization of actuarial losses/(gains)	122	(30)	92	6	(3)	3	95

Amortization of prior service cost/(credit)	18	(4)	14	(2)	1	(1)	13

Immediate recognition due to curtailment/settlement	(2)	–	(2)	–	–	–	(2)

Total amounts recognized in other comprehensive income	(284)	69	(215)	(27)	10	(17)	(232)

Amounts in AOCI, net of tax, expected to be amortized in 2012

in 2012	Defined benefit pension plans	Other post- retirement defined benefit plans

CHF million

Amortization of actuarial losses/(gains)	161	8

Amortization of prior service cost/(credit)	(41)	(1)

Total	120	7

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation

	Defined benefit pension plans						Other post- retirement defined benefit plans

	Switzerland			International

December 31	2011	2010	2009	2011	2010	2009	2011	2010	2009

Net benefit pension cost (%)

Discount rate	3.1	3.5	3.9	5.5	6.0	6.3	5.5	6.1	6.4

Salary increases	2.0	2.6	2.6	4.2	4.3	4.0	–	–	–

Expected long-term rate of return on plan assets	4.8	4.8	4.8	7.3	7.2	7.5	–	–	–

Benefit obligation (%)

Discount rate	2.8	3.1	3.5	4.8	5.5	6.0	4.7	5.5	6.1

Salary increases	1.4	2.0	2.6	4.0	4.2	4.3	–	–	–

Plan assets measured at fair value on a recurring basis

	2011					2010

end of	Level 1	Level 2		Level 3	Total	Level 1	Level 2		Level 3	Total

Plan assets at fair value (CHF million)

Cash and cash equivalents	2,212	–		–	2,212	890	1,366		–	2,256

Debt securities	1,525	3,890		–	5,415	1,806	3,576		–	5,382

of which governments	1,410	39		–	1,449	1,806	38		–	1,844

of which corporates	115	3,851		–	3,966	–	3,538		–	3,538

Equity securities	1,040	1,421		–	2,461	840	1,282		–	2,122

Real estate	–	500		1,034	1,534	–	492		1,014	1,506

of which direct	–	–		1,034	1,034	–	–		1,014	1,014

of which indirect	–	500		0	500	–	492		–	492

Alternative investments	–	1,376		606	1,982	–	1,640		573	2,213

of which private equity	–	–		606	606	–	–		573	573

of which hedge funds	–	1,583		–	1,583	–	1,526		–	1,526

of which other	–	(207)	[1]	–	(207)	–	114	[1]	–	114

Other investments	–	0		–	0	–	(51)		–	(51)

Switzerland	4,777	7,187		1,640	13,604	3,536	8,305		1,587	13,428

Cash and cash equivalents	51	18		–	69	138	19		–	157

Debt securities	130	792		90	1,012	65	644		122	831

of which governments	128	2		–	130	57	1		–	58

of which corporates	2	790		90	882	8	643		122	773

Equity securities	82	807		–	889	–	1,006		–	1,006

Real estate - indirect	–	–		84	84	–	–		52	52

Alternative investments	3	351		90	444	–	(97)		94	(3)

of which private equity	–	–		9	9	–	–		8	8

of which hedge funds	–	–		81	81	–	3		81	84

of which other	3	351	[1]	0	354	–	(100)	[1]	5	(95)

Other investments	–	88		–	88	–	78		–	78

International	266	2,056		264	2,586	203	1,650		268	2,121

Total plan assets at fair value	5,043	9,243		1,904	16,190	3,739	9,955		1,855	15,549

1 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3

				Actual return on plan assets

	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period

2011 (CHF million)

Debt securities - corporates	122	30	(2)	(4)	5	(61)	0	90

Real estate	1,066	–	–	31	0	21	0	1,118

of which direct	1,014	–	–	20	–	–	–	1,034

of which indirect	52	–	–	11	0	21	0	84

Alternative investments	667	3	(4)	25	(2)	6	1	696

of which private equity	581	–	–	28	(5)	10	1	615

of which hedge funds	81	3	–	(3)	3	(3)	0	81

of which other	5	–	(4)	0	0	(1)	0	0

Total plan assets at fair value	1,855	33	(6)	52	3	(34)	1	1,904

of which Switzerland	1,587	–	–	47	(5)	10	1	1,640

of which International	268	33	(6)	5	8	(44)	0	264

2010 (CHF million)

Debt securities - corporates	176	0	–	16	1	(56)	(15)	122

Real estate	996	–	–	32	–	40	(2)	1,066

of which direct	982	–	–	29	–	3	–	1,014

of which indirect	14	–	–	3	–	37	(2)	52

Alternative investments	572	–	–	(7)	3	104	(5)	667

of which private equity	527	–	–	(7)	1	61	(1)	581

of which hedge funds	45	–	–	0	2	38	(4)	81

of which other	–	–	–	0	0	5	–	5

Total plan assets at fair value	1,744	0	–	41	4	88	(22)	1,855

of which Switzerland	1,497	–	–	22	–	68	–	1,587

of which International	247	0	–	19	4	20	(22)	268

Weighted-average plan asset allocation as of the measurement date

	Switzerland		International

December 31	2011	2010	2011	2010

Weighted-average plan asset allocation (%)

Cash and cash equivalents	16.2	16.8	2.7	7.4

Debt securities	39.8	40.0	39.1	39.1

Equity securities	18.1	15.8	34.4	47.4

Real estate	11.3	11.2	3.2	2.5

Alternative investments	14.6	16.2	17.2	0.0

Insurance	0.0	0.0	3.4	3.6

Total	100.0	100.0	100.0	100.0

Weighted-average target plan asset allocation to be applied prospectively

	Switzerland	International

2012 (%)

Cash and cash equivalents	10	1

Debt securities	40	56

Equity securities	25	21

Real estate	10	3

Alternative investments	15	16

Insurance	0	3

Total	100	100

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans

	Defined benefit pension plans	Other post- retirement defined benefit plans

Estimated future benefit payments (CHF million)

2012	876	8

2013	873	8

2014	891	9

2015	900	10

2016	914	10

For five years thereafter	4,763	54

Derivatives and hedging activities (Tables)	12 Months Ended
Dec. 31, 2011
Derivatives and hedging activities
Fair value of derivative instruments

	Trading			Hedging			[1]

end of 2011	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	7,210.5	4.5	4.2	0.0	0.0	0.0

Swaps	28,754.5	658.0	650.0	71.2	3.8	2.3

Options bought and sold (OTC)	2,902.5	65.9	66.3	0.0	0.0	0.0

Futures	2,537.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	962.3	0.4	0.3	0.0	0.0	0.0

Interest rate products	42,366.9	728.8	720.8	71.2	3.8	2.3

Forwards	2,133.0	29.7	30.7	17.4	0.1	0.0

Swaps	1,230.0	34.1	51.3	0.0	0.0	0.0

Options bought and sold (OTC)	831.7	12.3	12.7	0.0	0.0	0.0

Futures	25.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	3.7	0.0	0.0	0.0	0.0	0.0

Foreign exchange products	4,224.0	76.1	94.7	17.4	0.1	0.0

Forwards	16.3	1.4	1.4	0.0	0.0	0.0

Options bought and sold (OTC)	34.7	0.9	1.0	0.0	0.0	0.0

Futures	0.1	0.0	0.0	0.0	0.0	0.0

Precious metals products	51.1	2.3	2.4	0.0	0.0	0.0

Forwards	4.1	0.9	0.0	0.0	0.0	0.0

Swaps	211.4	5.8	5.7	0.0	0.0	0.0

Options bought and sold (OTC)	241.5	14.5	14.9	0.0	0.0	0.0

Futures	57.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	366.0	18.2	21.2	0.0	0.0	0.0

Equity/index-related products	880.8	39.4	41.8	0.0	0.0	0.0

Credit derivatives [2]	2,042.7	63.3	60.0	0.0	0.0	0.0

Forwards	8.7	0.9	0.8	0.0	0.0	0.0

Swaps	63.6	8.3	7.8	0.0	0.0	0.0

Options bought and sold (OTC)	29.9	2.2	1.7	0.0	0.0	0.0

Futures	177.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	63.3	3.9	3.8	0.0	0.0	0.0

Other products [3]	342.6	15.3	14.1	0.0	0.0	0.0

Total derivative instruments	49,908.1	925.2	933.8	88.6	3.9	2.3

The notional amount for derivative instruments (trading and hedging) was CHF 49,996.7 billion as of December 31, 2011.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

	Trading			Hedging			[1]

end of 2010	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	8,073.9	6.3	5.9	0.0	0.0	0.0

Swaps	24,103.8	429.2	422.3	70.0	2.5	1.7

Options bought and sold (OTC)	2,420.3	44.9	46.1	0.0	0.0	0.0

Futures	2,769.2	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	1,365.6	0.5	0.3	0.0	0.0	0.0

Interest rate products	38,732.8	480.9	474.6	70.0	2.5	1.7

Forwards	2,062.4	35.2	37.9	19.4	0.4	0.1

Swaps	1,059.0	35.0	45.8	0.0	0.0	0.0

Options bought and sold (OTC)	796.9	14.4	15.1	0.0	0.0	0.0

Futures	13.5	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	5.6	0.1	0.1	0.0	0.0	0.0

Foreign exchange products	3,937.4	84.7	98.9	19.4	0.4	0.1

Forwards	15.9	1.7	1.4	0.0	0.0	0.0

Options bought and sold (OTC)	25.4	0.7	0.8	0.0	0.0	0.0

Futures	0.5	0.0	0.0	0.0	0.0	0.0

Precious metals products	41.8	2.4	2.2	0.0	0.0	0.0

Forwards	6.2	1.1	0.1	0.0	0.0	0.0

Swaps	213.7	4.2	7.5	0.0	0.0	0.0

Options bought and sold (OTC)	268.2	15.0	16.2	0.0	0.0	0.0

Futures	77.9	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	389.5	17.0	18.0	0.0	0.0	0.0

Equity/index-related products	955.5	37.3	41.8	0.0	0.0	0.0

Credit derivatives [2]	1,989.5	49.5	46.6	0.0	0.0	0.0

Forwards	32.0	2.0	1.9	0.0	0.0	0.0

Swaps	100.9	14.1	15.7	0.0	0.0	0.0

Options bought and sold (OTC)	50.1	3.2	2.9	0.0	0.0	0.0

Futures	219.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	128.6	4.8	4.8	0.0	0.0	0.0

Other products [3]	531.4	24.1	25.3	0.0	0.0	0.0

Total derivative instruments	46,188.4	678.9	689.4	89.4	2.9	1.8

The notional amount for derivative instruments (trading and hedging) was CHF 46,277.8 billion as of December 31, 2010.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments, balance sheet location

	2011		2010

end of	Positive replacement value (PRV)	Negative replacement value (NRV)	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Replacement values (trading and hedging) before netting agreements	929.1	936.1	681.8	691.2

Counterparty netting [1]	(836.4)	(836.4)	(602.9)	(602.9)

Cash collateral netting [1]	(36.5)	(37.6)	(28.5)	(29.2)

Replacement values (trading and hedging) after netting agreements	56.2	62.1	50.4	59.1

of which recorded in trading assets (PRV) and trading liabilities (NRV)	52.5	60.1	47.7	57.9

of which recorded in other assets (PRV) and other liabilities (NRV)	3.7	2.0	2.7	1.2

1 Netting was based on legally enforceable netting agreements.

Fair value hedges

in	2011	2010	2009

Gains/(losses) recognized in income on derivatives (CHF million)

Interest rate products	548	564	(664)

Foreign exchange products	20	21	3

Total	568	585	(661)

Gains/(losses) recognized in income on hedged items (CHF million)

Interest rate products	(585)	(546)	644

Foreign exchange products	(20)	(21)	(3)

Total	(605)	(567)	641

Details of fair value hedges (CHF million)

Net gains/(losses) on the ineffective portion	(37)	18	(20)

Represents gains/(losses) recognized in trading revenues.

Cash flow hedges

in	2011		2010		2009

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Foreign exchange products	(6)		39		117

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products	31	[1]	27	[1]	13	[2]

Represents gains/(losses) on effective portion.
1 Included in commissions and fees. 2 Included in total operating expenses.

Net investment hedges

in	2011		2010		2009

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Interest rate products	0		8		12

Foreign exchange products	280		1,563		(1,401)

Total	280		1,571		(1,389)

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products	4	[1]	(4)	[1]	(21)	[2]

Total	4		(4)		(21)

Represents gains/(losses) on effective portion.
1 Included in other revenues. 2 Primarily included in discontinued operations.

Contingent credit risk

end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total

2011 (CHF billion)

Current net exposure	17.0	2.0	0.7	19.7

Collateral posted	14.8	1.8	–	16.6

Additional collateral required in a one-notch downgrade event	0.2	1.6	0.0	1.8

Additional collateral required in a two-notch downgrade event	0.4	3.0	0.5	3.9

2010 (CHF billion)

Current net exposure	14.6	2.1	0.8	17.5

Collateral posted	13.0	2.0	–	15.0

Additional collateral required in a one-notch downgrade event	0.2	1.8	0.1	2.1

Additional collateral required in a two-notch downgrade event	0.4	3.2	0.4	4.0

Credit protection sold/purchased

end of 2011	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold

Single-name instruments (CHF billion)

Investment grade [2]	(452.2)	432.4		(19.8)	55.6	(9.0)

Non-investment grade	(189.1)	179.4		(9.7)	16.7	(15.3)

Total single-name instruments	(641.3)	611.8		(29.5)	72.3	(24.3)

of which sovereigns	(134.8)	132.6		(2.2)	10.8	(8.1)

of which non-sovereigns	(506.5)	479.2		(27.3)	61.5	(16.2)

Multi-name instruments (CHF billion)

Investment grade [2]	(278.2)	253.1		(25.1)	14.5	(15.5)

Non-investment grade	(71.9)	64.1	[3]	(7.8)	9.0	(1.7)

Total multi-name instruments	(350.1)	317.2		(32.9)	23.5	(17.2)

of which sovereigns	(18.4)	17.5		(0.9)	0.9	(1.5)

of which non-sovereigns	(331.7)	299.7		(32.0)	22.6	(15.7)

Total instruments (CHF billion)

Investment grade [2]	(730.4)	685.5		(44.9)	70.1	(24.5)

Non-investment grade	(261.0)	243.5		(17.5)	25.7	(17.0)

Total instruments	(991.4)	929.0		(62.4)	95.8	(41.5)

of which sovereigns	(153.2)	150.1		(3.1)	11.7	(9.6)

of which non-sovereigns	(838.2)	778.9		(59.3)	84.1	(31.9)

end of 2010

Single-name instruments (CHF billion)

Investment grade [2]	(467.5)	450.1		(17.4)	49.0	1.0

Non-investment grade	(195.3)	169.2		(26.1)	17.2	(2.2)

Total single-name instruments	(662.8)	619.3		(43.5)	66.2	(1.2)

of which sovereigns	(115.2)	113.5		(1.7)	10.3	(2.4)

of which non-sovereigns	(547.6)	505.8		(41.8)	55.9	1.2

Multi-name instruments (CHF billion)

Investment grade [2]	(238.4)	215.1		(23.3)	14.5	(4.8)

Non-investment grade	(60.3)	55.9		(4.4)	16.1	(1.1)

Total multi-name instruments	(298.7)	271.0		(27.7)	30.6	(5.9)

of which sovereigns	(15.5)	14.7		(0.8)	0.7	(0.7)

of which non-sovereigns	(283.2)	256.3		(26.9)	29.9	(5.2)

Total instruments (CHF billion)

Investment grade [2]	(705.9)	665.2		(40.7)	63.5	(3.8)

Non-investment grade	(255.6)	225.1		(30.5)	33.3	(3.3)

Total instruments	(961.5)	890.3		(71.2)	96.8	(7.1)

of which sovereigns	(130.7)	128.2		(2.5)	11.0	(3.1)

of which non-sovereigns	(830.8)	762.1		(68.7)	85.8	(4.0)

1 Represents credit protection purchased with identical underlyings and recoveries. 2 Based on internal ratings of BBB and above. 3 Includes Clock Finance.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased

end of	2011

Credit derivatives (CHF billion)

Credit protection sold	991.4

Credit protection purchased	929.0

Other protection purchased	95.8

Other instruments	26.5	[1]

Total credit derivatives	2,042.7

1 Consists of certain cash collateralized debt obligations, TRS and other derivative instruments.

Maturity of credit protection sold

end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total

2011 (CHF billion)

Single-name instruments	134.1	394.5	112.7	641.3

Multi-name instruments	58.7	202.4	89.0	350.1

Total instruments	192.8	596.9	201.7	991.4

2010 (CHF billion)

Single-name instruments	90.7	468.2	103.9	662.8

Multi-name instruments	27.3	227.0	44.4	298.7

Total instruments	118.0	695.2	148.3	961.5

Guarantees and commitments (Tables)	12 Months Ended
Dec. 31, 2011
Guarantees and commitments
Guarantees

end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

2011 (CHF million)

Credit guarantees and similar instruments	3,273	2,062	1,106	907	7,348	6,613		50	2,455

Performance guarantees and similar instruments	5,598	1,674	1,317	1,715	10,304	9,394		73	3,381

Securities lending indemnifications	15,005	0	0	0	15,005	15,005		0	15,005

Derivatives [2]	27,593	12,953	5,137	5,710	51,393	51,393		3,650	–	[3]

Other guarantees	3,972	387	422	194	4,975	4,939		4	2,268

Total guarantees	55,441	17,076	7,982	8,526	89,025	87,344		3,777	23,109

2010 (CHF million)

Credit guarantees and similar instruments	3,413	1,525	1,033	1,437	7,408	6,922		512	4,357

Performance guarantees and similar instruments	6,627	2,157	1,213	2,109	12,106	10,840		100	4,317

Securities lending indemnifications	18,254	0	0	0	18,254	18,254		0	18,254

Derivatives [2]	35,804	19,292	6,486	4,061	65,643	65,643		2,246	–	[3]

Other guarantees	4,349	544	278	287	5,458	5,387		8	2,622

Total guarantees	68,447	23,518	9,010	7,894	108,869	107,046		2,866	29,550

1 Total net amount is computed as the gross amount less any participations. 2 Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments. 3 Collateral for derivatives accounted for as guarantees is not considered significant.

Residential mortgage loans sold

Residential mortgage loans sold from January 1, 2004 to December 31, 2011 (USD billion)

Government-sponsored enterprises	8.2

Private investors [1]	22.1

Non-agency securitizations	128.5	[2]

Total	158.8

1 Primarily banks. 2 The outstanding balance of residential mortgage loans sold as of December 31, 2011 was USD 30.9 billion. The difference of the total balance of mortgage loans sold and the outstanding balance as of December 31, 2011 was attributable to borrower payments of USD 82.1 billion and losses of USD 15.5 billion due to loan defaults.

Residential mortgage loans sold - outstanding repurchase claims

	2011

	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total

Outstanding repurchase claims (USD million)

Balance as of July 1	60	487	1,084	1,631

New claims	29	10	1,160	1,199

Claims settled through repurchases	0	(1)	(4)	(5)	[1]

Other settlements	(8)	0	(3)	(11)	[2]

Total claims settled	(8)	(1)	(7)	(16)

Claims rescinded	(13)	(64)	(28)	(105)

Transfers to arbitration and litigation [3]	0	0	(1,966)	(1,966)

Balance as of December 31 [4]	68	432	243	743

1 Settled at a repurchase price of USD 5 million. 2 Settled at USD 9 million. 3 Refer to "Note 37 – Litigation" for repurchase claims that are in arbitration or litigation. 4 As of December 31, 2010, total outstanding repurchase claims were USD 473 million, of which USD 39 million, USD 434 million and USD 0 million related to government-sponsored enterprises, private investors and non-agency securitizations, respectively.

Provisions for outstanding repurchase claims

	2011

Provisions for outstanding repurchase claims (USD million) [1]

Balance as of January 1	29

Increase/(decrease) in provisions, net	47

Realized losses [2]	(17)

Balance as of December 31	59	[3]

1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 37 – Litigation" for further information. 2 Includes indemnifications paid to resolve loan repurchase claims. 3 Substantially all related to government-sponsored enterprises.

Losses from repurchase of residential mortgage loans sold

in	2011		2010		2009

Losses from repurchase of residential mortgage loans sold (USD million)

Realized losses	17	[1]	24	[2]	24	[2]

Includes indemnifications paid to resolve loan repurchase claims.
1 Primarily related to government-sponsored enterprises and non-agency securitizations. 2 Primarily related to government-sponsored enterprises.

Lease commitments

Lease commitments (CHF million)

2012	601

2013	550

2014	470

2015	414

2016	379

Thereafter	2,145

Future operating lease commitments	4,559

Less minimum non-cancellable sublease rentals	418

Total net future minimum lease commitments	4,141

Rental expenses for operating leases

in	2011	2010	2009

Rental expense for operating leases (CHF million)

Minimum rental expense	554	625	599

Sublease rental income	(97)	(123)	(125)

Total net expenses for operating leases	457	502	474

Other commitments

end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount		Total net amount	[1]	Collateral received

2011 (CHF million)

Irrevocable commitments under documentary credits	5,644	3	40	0	5,687		5,207		2,372

Loan commitments	157,701	19,988	35,755	7,116	220,560	[2]	215,343		144,278

Forward reverse repurchase agreements	28,885	0	0	0	28,885		28,885		28,885

Other commitments	1,457	405	872	874	3,608		3,608		33

Total other commitments	193,687	20,396	36,667	7,990	258,740		253,043		175,568

2010 (CHF million)

Irrevocable commitments under documentary credits	4,500	10	41	0	4,551		4,162		1,883

Loan commitments	153,759	35,459	12,234	8,101	209,553	[2]	202,999		142,425

Forward reverse repurchase agreements	51,968	0	0	0	51,968		51,968		51,968

Other commitments	1,375	833	1,095	557	3,860		3,860		55

Total other commitments	211,602	36,302	13,370	8,658	269,932		262,989		196,331

1 Total net amount is computed as the gross amount less any participations. 2 Included as of December 31, 2011 and 2010 were CHF 138,051 million and CHF 136,533 million, respectively, of unused credit limits which were revocable at the Group's sole discretion upon notice to the client.

Transfers of financial assets and variable interest entities (Tables)	12 Months Ended
Dec. 31, 2011
Transfers of financial assets and variable interest entities
Securitizations

in	2011	2010	2009

Gains and cash flows (CHF million)

CMBS
Net gain [1]	6	13	0

Proceeds from transfer of assets	974	523	144

Servicing fees	1	1	1

Cash received on interests that continue to be held	205	150	244

RMBS
Net gain [1]	65	214	194

Proceeds from transfer of assets	30,695	52,308	34,246

Purchases of previously transferred financial assets or their underlying collateral	(4)	0	(46)

Servicing fees	3	6	6

Cash received on interests that continue to be held	382	488	329

ABS [2]
Net gain [1]	0	0	19

Proceeds from transfer of assets	0	0	104

Purchases of previously transferred financial assets or their underlying collateral	0	0	(18)

Cash received on interests that continue to be held	4	6	18

CDO
Net gain [1]	25	69	107

Proceeds from transfer of assets	988	2,952	2,374

Purchases of previously transferred financial assets or their underlying collateral [3]	(206)	(1,823)	(1,850)

Cash received on interests that continue to be held	32	157	13

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral are the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans. 2 Primarily home equity loans. 3 Represents market-making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Other asset-backed financing activities

in	2011	2010	2009

Gains and cash flows (CHF million)

Net gain/(loss) [1]	(1)	16	12

Proceeds from transfer of assets [2]	280	1,424	3,494

Purchases of previously transferred financial assets or their underlying collateral	(50)	(696)	(219)

Servicing fees	1	0	0

Cash received on interests that continue to be held	665	1,376	1,422

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the other asset-backed financing activity. The gains or losses on the sale of the collateral are the difference between the fair value on the day prior to the other asset-backed financing activity pricing date and the sale price of the loans. 2 Primarily home equity loans.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement

end of	2011	2010

CHF million

CMBS
Principal amount outstanding	35,487	45,129

Total assets of SPE	52,536	65,667

RMBS
Principal amount outstanding	91,242	79,077

Total assets of SPE	95,297	85,556

ABS
Principal amount outstanding	3,023	4,171

Total assets of SPE	3,023	4,171

CDO
Principal amount outstanding	20,729	29,275

Total assets of SPE	20,729	29,279

Other asset-backed financing activities
Principal amount outstanding	11,481	10,770

Total assets of SPE	11,555	10,770

Principal amounts outstanding relate to assets transferred from the Goup and do not include principle amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer

	2011						2010

at time of transfer in			CMBS			RMBS			CMBS			RMBS

CHF million, except where indicated

Fair value of beneficial interests			57			5,095			79			3,110

of which level 2			42			4,695			79			2,751

of which level 3			15			399			0			359

Weighted-average life, in years			7.2			5.4			6.4			7.7

Prepayment speed assumption (rate per annum), in % [1]			15.0	9.0	–	34.9			–	0.0	–	43.7

Cash flow discount rate (rate per annum), in % [2]	2.9	–	10.6	0.5	–	71.2	5.5	–	10.2	0.0	–	70.1

Expected credit losses (rate per annum), in %	1.2	–	9.3	0.3	–	71.0	3.2	–	8.0	0.0	–	71.5

Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 2 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs

end of 2011			CMBS	[1]			RMBS	ABS			CDO	[2]			Other asset- backed financing activities

CHF million, except where indicated

Fair value of beneficial interests			342				2,960	10			244				1,500

of which non-investment grade			133				688	10			42				1,461

Weighted-average life, in years			4.1				5.3	18.9			2.9				2.4

Prepayment speed assumption (rate per annum), in % [3]			–		0.1	–	30.0	–			–				–

Impact on fair value from 10% adverse change			–				(44.2)	–			–				–

Impact on fair value from 20% adverse change			–				(86.6)	–			–				–

Cash flow discount rate (rate per annum), in % [4]	2.3	–	50.1		0.3	–	49.1	–	2.6	–	58.7		0.7	–	12.8

Impact on fair value from 10% adverse change			(30.5)				(94.4)	–			(3.9)				(4.3)

Impact on fair value from 20% adverse change			(36.2)				(151.9)	–			(7.3)				(8.6)

Expected credit losses (rate per annum), in %	1.9	–	49.0		0.9	–	48.9	–	5.4	–	31.8		9.5	–	12.2

Impact on fair value from 10% adverse change			(29.8)				(83.6)	–			(2.7)				(4.1)

Impact on fair value from 20% adverse change			(34.8)				(131.5)	–			(5.1)				(8.1)

end of 2010			CMBS	[1]			RMBS			ABS			CDO	[2]			Other asset- backed financing activities

CHF million, except where indicated

Fair value of beneficial interests			412				1,694			22			262				2,440

of which non-investment grade			25				1,070			22			35				2,397

Weighted-average life, in years			3.4				6.9			11.4			1.8				3.7

Prepayment speed assumption (rate per annum), in % [3]			–		0.2	–	35.8	0.0	–	4.1			–				–

Impact on fair value from 10% adverse change			–				(38.8)			(0.1)			–				–

Impact on fair value from 20% adverse change			–				(78.1)			(0.3)			–				–

Cash flow discount rate (rate per annum), in % [4]	2.2	–	40.3		2.2	–	52.5	7.5	–	28.0	0.7	–	29.2		0.8	–	7.8

Impact on fair value from 10% adverse change			(13.7)				(61.8)			(1.0)			(1.3)				(4.6)

Impact on fair value from 20% adverse change			(26.6)				(117.6)			(1.8)			(2.6)				(9.3)

Expected credit losses (rate per annum), in %	1.8	–	40.2		1.5	–	49.9	3.6	–	24.9	0.8	–	27.6		6.6	–	13.3

Impact on fair value from 10% adverse change			(9.8)				(48.2)			(0.6)			(0.8)				(4.1)

Impact on fair value from 20% adverse change			(19.2)				(92.1)			(1.2)			(1.5)				(8.4)

1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 2 CDOs are generally structured to be protected from prepayment risk. 3 PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 4 The rate is based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved

end of	2011	2010

CHF million

CMBS
Other assets	664	602

Liability to SPE, included in Other liabilities	(664)	(602)

RMBS
Other assets	12	58

Liability to SPE, included in Other liabilities	(12)	(58)

ABS
Trading assets	43	19

Other assets	1,268	1,341

Liability to SPE, included in Other liabilities	(1,312)	(1,360)

CDO
Trading assets	40	203

Other assets	206	171

Liability to SPE, included in Other liabilities	(246)	(374)

Other asset-backed financing activities
Trading assets	1,768	1,381

Other assets	0	29

Liability to SPE, included in Other liabilities	(1,768)	(1,410)

Consolidated VIEs in which the Group was primary beneficiary

			Financial intermediation

end of 2011	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,202	24	0	43	102	25	1,396

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	19	0	0	0	0	19

Trading assets	1,207	728	18	2,681	554	1,211	6,399

Investment securities	0	41	0	0	0	0	41

Other investments	0	0	0	0	1,863	483	2,346

Net loans	0	4,720	0	0	62	1,158	5,940

Premises and equipment	0	0	0	0	564	82	646

Loans held-for-sale	7,231	0	3,941	0	2	0	11,174

Other assets	43	751	0	30	741	263	1,828

Total assets of consolidated VIEs	9,683	6,283	3,959	2,754	3,888	3,222	29,789

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	221	221

Trading liabilities	30	0	0	0	3	1,253	1,286

Short-term borrowings	0	6,141	0	0	0	0	6,141

Long-term debt	9,383	24	4,483	276	227	465	14,858

Other liabilities	69	2	0	24	158	493	746

Total liabilities of consolidated VIEs	9,482	6,167	4,483	300	388	2,432	23,252

			Financial intermediation

end of 2010	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,011	24	95	118	129	55	1,432

Trading assets	1,943	1,392	31	3,417	605	1,329	8,717

Investment securities	0	72	0	0	0	0	72

Other investments	0	0	0	46	1,781	507	2,334

Net loans	0	2,521	0	0	60	1,164	3,745

Premises and equipment	0	0	0	0	39	33	72

Loans held-for-sale	7,510	0	7,960	0	0	0	15,470

Other assets	58	1,278	1	65	2,278	420	4,100

Total assets of consolidated VIEs	10,522	5,287	8,087	3,646	4,892	3,508	35,942

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	54	54

Trading liabilities	33	0	0	149	0	6	188

Short-term borrowings	0	4,307	0	26	0	0	4,333

Long-term debt	9,617	23	9,139	499	221	240	19,739

Other liabilities	54	6	99	32	322	327	840

Total liabilities of consolidated VIEs	9,704	4,336	9,238	706	543	627	25,154

Non-consolidated VIEs

		Financial intermediation

end of 2011	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	126	5,497	1,449	834	2,395	10,301

Net loans	0	123	1,627	4,742	3,257	9,749

Other assets	0	0	32	0	391	423

Total variable interest assets	126	5,620	3,108	5,576	6,043	20,473

Maximum exposure to loss (CHF million)

Maximum exposure to loss	153	7,056	3,505	6,051	6,413	23,178

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	7,093	113,845	58,815	23,633	20,748	224,134

		Financial intermediation

end of 2010	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	130	3,847	2,426	645	2,905	9,953

Net loans	332	145	1,634	6,520	2,031	10,662

Other assets	0	0	80	0	32	112

Total variable interest assets	462	3,992	4,140	7,165	4,968	20,727

Maximum exposure to loss (CHF million)

Maximum exposure to loss	634	7,686	4,270	7,936	5,370	25,896

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	10,491	115,024	66,068	31,006	15,778	238,367

Financial instruments (Tables)	12 Months Ended
Dec. 31, 2011
Financial instruments
Assets and liabilities measured at fair value on a recurring basis

end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Interest-bearing deposits with banks	0	405	0	0		405

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	157,469	1,204	0		158,673

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Securities received as collateral	26,052	3,946	193	0		30,191

Debt	82,241	52,766	10,028	0		145,035

of which foreign governments	61,507	8,123	358	0		69,988

of which corporates	340	27,622	5,076	0		33,038

of which RMBS	19,331	5,848	1,786	0		26,965

of which CMBS	0	4,556	1,517	0		6,073

of which CDO	0	6,570	727	0		7,297

Equity	57,398	9,039	467	0		66,904

Derivatives	6,455	909,156	9,587	(872,650)		52,548

of which interest rate products	2,017	724,203	2,547	–		–

of which foreign exchange products	1	75,091	1,040	–		–

of which equity/index-related products	3,929	32,734	2,732	–		–

of which credit derivatives	0	61,120	2,171	–		–

Other	9,235	3,635	2,196	0		15,066

Trading assets	155,329	974,596	22,278	(872,650)		279,553

Debt	3,649	1,315	102	0		5,066

of which foreign governments	3,302	0	18	0		3,320

of which corporates	0	748	43	0		791

of which CDO	0	566	41	0		607

Equity	9	83	0	0		92

Investment securities	3,658	1,398	102	0		5,158

Private equity	0	0	4,306	0		4,306

of which equity funds	0	0	3,136	0		3,136

Hedge funds	0	232	266	0		498

of which debt funds	0	154	172	0		326

Other equity investments	424	50	2,504	0		2,978

of which private	0	40	2,504	0		2,544

Life finance instruments	0	0	1,969	0		1,969

Other investments	424	282	9,045	0		9,751

Loans	0	13,852	6,842	0		20,694

of which commercial and industrial loans	0	7,591	4,559	0		12,150

of which financial institutions	0	5,480	2,179	0		7,659

Other intangible assets (mortgage servicing rights)	0	0	70	0		70

Other assets	5,451	23,050	7,469	(205)		35,765

of which loans held-for-sale	0	12,104	6,901	0		19,005

Total assets at fair value	190,914	1,174,998	47,203	(872,855)		540,260

Less other investments - equity at fair value attributable to noncontrolling interests	(295)	(99)	(3,944)	0		(4,338)

Less assets consolidated under ASU 2009-17 [2]	0	(9,304)	(4,003)	0		(13,307)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	190,619	1,165,595	39,256	(872,855)		522,615

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	2,721	0	0		2,721

Customer deposits	0	4,599	0	0		4,599

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	136,483	0	0		136,483

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Obligation to return securities received as collateral	26,052	3,946	193	0		30,191

Debt	38,681	9,301	21	0		48,003

of which foreign governments	38,622	829	0	0		39,451

of which corporates	6	7,591	13	0		7,610

Equity	19,124	461	7	0		19,592

Derivatives	6,283	920,251	7,315	(873,684)		60,165

of which interest rate products	1,941	717,248	1,588	–		–

of which foreign exchange products	1	91,846	2,836	–		–

of which equity/index-related products	3,809	37,018	1,022	–		–

of which credit derivatives	0	58,497	1,520	–		–

Trading liabilities	64,088	930,013	7,343	(873,684)		127,760

Short-term borrowings	0	3,311	236	0		3,547

Long-term debt	122	57,529	12,715	0		70,366

of which treasury debt over two years	0	14,228	0	0		14,228

of which structured notes over two years	0	19,692	7,576	0		27,268

of which non-recourse liabilities	122	10,564	3,585	0		14,271

Other liabilities	0	27,536	3,891	(335)		31,092

of which failed sales	0	3,821	1,909	0		5,730

Total liabilities at fair value	90,262	1,166,138	24,378	(874,019)		406,759

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

end of 2010	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	135,709	1,197	0		136,906

Debt	431	5,812	0	0		6,243

of which corporates	0	5,552	0	0		5,552

Equity	35,888	16	0	0		35,904

Securities received as collateral	36,319	5,828	0	0		42,147

Debt	84,937	58,605	11,013	0		154,555

of which foreign governments	67,775	8,100	373	0		76,248

of which corporates	196	34,722	3,803	0		38,721

of which RMBS	16,233	6,937	3,264	0		26,434

of which CMBS	0	2,226	1,861	0		4,087

of which CDO	0	5,764	1,135	0		6,899

Equity	91,376	10,943	622	0		102,941

Derivatives	7,004	663,116	8,719	(631,095)		47,744

of which interest rate products	3,217	475,596	2,072	–		–

of which foreign exchange products	1	83,857	843	–		–

of which equity/index-related products	3,002	31,967	2,300	–		–

of which credit derivatives	0	46,824	2,725	–		–

Other	7,229	10,217	2,018	0		19,464

Trading assets	190,546	742,881	22,372	(631,095)		324,704

Debt	6,186	1,590	79	0		7,855

of which foreign governments	5,904	284	18	0		6,206

of which corporates	0	984	0	0		984

of which CDO	0	321	62	0		383

Equity	4	86	0	0		90

Investment securities	6,190	1,676	79	0		7,945

Private equity	0	0	4,609	0		4,609

of which equity funds	0	0	3,516	0		3,516

Hedge funds	0	575	259	0		834

of which debt funds	0	185	165	0		350

Other equity investments	631	807	4,723	0		6,161

of which private	8	614	4,719	0		5,341

Life finance instruments	0	0	1,844	0		1,844

Other investments	631	1,382	11,435	0		13,448

Loans	0	12,294	6,258	0		18,552

of which commercial and industrial loans	0	6,574	3,558	0		10,132

of which financial institutions	0	5,389	2,195	0		7,584

Other intangible assets (mortgage servicing rights)	0	0	66	0		66

Other assets	5,886	24,526	9,253	(195)		39,470

of which loans held-for-sale	0	14,866	8,932	0		23,798

Total assets at fair value	239,572	924,296	50,660	(631,290)		583,238

Less other investments - equity at fair value attributable to noncontrolling interests	(522)	(870)	(4,518)	0		(5,910)

Less assets consolidated under ASU 2009-17 [2]	0	(11,655)	(7,155)	0		(18,810)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	239,050	911,771	38,987	(631,290)		558,518

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

end of 2010	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,444	0	0		3,444

Customer deposits	0	3,537	0	0		3,537

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	123,190	507	0		123,697

Debt	431	5,812	0	0		6,243

of which corporates	0	5,552	0	0		5,552

Equity	35,888	16	0	0		35,904

Obligation to return securities received as collateral	36,319	5,828	0	0		42,147

Debt	44,635	11,356	65	0		56,056

of which foreign governments	44,466	1,130	0	0		45,596

of which corporates	6	9,432	65	0		9,503

Equity	19,580	404	28	0		20,012

Derivatives	6,817	673,437	9,107	(631,432)		57,929

of which interest rate procucts	2,980	470,284	1,341	–		–

of which foreign exchange products	16	95,916	2,941	–		–

of which equity/index-related products	2,971	35,897	2,940	–		–

of which credit derivatives	0	45,343	1,256	–		–

Trading liabilities	71,032	685,197	9,200	(631,432)		133,997

Short-term borrowings	0	3,185	123	0		3,308

Long-term debt	402	66,493	16,797	0		83,692

of which treasury debt over two years	0	19,500	0	0		19,500

of which structured notes over two years	0	20,162	9,488	0		29,650

of which non-recourse liabilities	402	12,200	6,825	0		19,427

Other liabilities	0	26,047	3,734	(596)		29,185

of which failed sales	0	3,885	1,849	0		5,734

Total liabilities at fair value	107,753	916,921	30,361	(632,028)		423,007

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Assets and liabilities measured at fair value on a recurring basis for level 3

								Trading revenues			Other revenues

2011	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Interest-bearing deposits with banks	0	0	(24)	27	0	0	0	(1)		(2)	0		0	0	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,197	0	(11)	0	0	55	(45)	0		4	0		0	4	1,204

Securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Debt	11,013	3,405	(3,043)	10,382	(11,218)	0	0	1		(467)	0		0	(45)	10,028

of which corporates	3,803	931	(706)	5,484	(4,574)	0	0	34		49	0		0	55	5,076

of which RMBS	3,264	1,704	(1,277)	2,820	(4,230)	0	0	(37)		(361)	0		0	(97)	1,786

of which CMBS	1,861	324	(237)	831	(1,072)	0	0	(2)		(181)	0		0	(7)	1,517

of which CDO	1,135	370	(625)	712	(907)	0	0	16		33	0		0	(7)	727

Equity	622	309	(515)	726	(668)	0	0	35		(47)	0		0	5	467

Derivatives	8,719	2,998	(2,311)	0	0	777	(3,085)	22		2,436	0		0	31	9,587

of which interest rate products	2,072	815	(142)	0	0	133	(599)	13		266	0		0	(11)	2,547

of which equity/index-related products	2,300	665	(796)	0	0	272	(184)	(21)		455	0		0	41	2,732

of which credit derivatives	2,725	1,216	(1,267)	0	0	85	(2,051)	31		1,453	0		0	(21)	2,171

Other	2,018	194	(433)	2,806	(2,300)	0	(43)	(7)		(67)	0		0	28	2,196

Trading assets	22,372	6,906	(6,302)	13,914	(14,186)	777	(3,128)	51		1,855	0		0	19	22,278

Investment securities	79	2	0	48	(18)	0	(4)	0		0	0		0	(5)	102

Equity	9,591	26	(74)	1,013	(4,720)	0	0	0		30	0		1,271	(61)	7,076

Life finance instruments	1,844	0	0	79	(83)	0	0	0		116	0		0	13	1,969

Other investments	11,435	26	(74)	1,092	(4,803)	0	0	0		146	0		1,271	(48)	9,045

Loans	6,258	1,560	(1,367)	1,335	(978)	2,483	(2,338)	18		(122)	0		0	(7)	6,842

of which commercial and industrial loans	3,558	1,411	(854)	447	(521)	1,984	(1,494)	2		(2)	0		0	28	4,559

of which financial institutions	2,195	149	(240)	836	(353)	371	(608)	(1)		(143)	0		0	(27)	2,179

Other intangible assets	66	0	0	23	0	0	0	0		0	0		(19)	0	70

Other assets	9,253	6,198	(6,988)	4,730	(5,534)	1,570	(1,442)	(105)		(161)	0		1	(53)	7,469

of which loans held-for-sale [2]	8,932	5,988	(6,974)	4,426	(5,180)	1,569	(1,443)	(105)		(255)	0		0	(57)	6,901

Total assets at fair value	50,660	14,893	(14,766)	21,169	(25,519)	4,885	(6,964)	(37)		1,720	0		1,253	(91)	47,203

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	507	0	(293)	0	0	0	(199)	(4)		0	0		0	(11)	0

Obligation to return securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Trading liabilities	9,200	1,276	(2,062)	214	(290)	502	(1,928)	203		259	0		0	(31)	7,343

of which interest rate derivatives	1,341	91	(45)	0	0	2	(193)	(4)		383	0		0	13	1,588

of which foreign exchange derivatives	2,941	48	(135)	0	0	17	(704)	7		655	0		0	7	2,836

of which equity/index-related derivatives	2,940	113	(716)	0	0	153	(348)	181		(1,236)	0		0	(65)	1,022

of which credit derivatives	1,256	949	(1,072)	0	0	136	(414)	19		622	0		0	24	1,520

Short-term borrowings	123	64	(23)	0	0	320	(229)	1		(24)	0		0	4	236

Long-term debt	16,797	7,346	(8,522)	0	0	6,253	(8,383)	(166)		(490)	0		0	(120)	12,715

of which structured notes over two years	9,488	1,911	(2,109)	0	0	2,921	(3,566)	(55)		(932)	0		0	(82)	7,576

of which non-recourse liabilities	6,825	5,187	(6,213)	0	0	2,609	(4,393)	(117)		(215)	0		0	(98)	3,585

Other liabilities	3,734	663	(383)	290	(437)	17	(245)	(45)		181	0		128	(12)	3,891

of which failed sales	1,849	607	(345)	237	(403)	0	0	(11)		(20)	0		0	(5)	1,909

Total liabilities at fair value	30,361	9,550	(11,283)	504	(727)	7,092	(10,991)	(11)		(74)	0		128	(171)	24,378

Net assets/liabilities at fair value	20,299	5,343	(3,483)	20,665	(24,792)	(2,207)	4,027	(26)		1,794	0		1,125	80	22,825

1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period. 2 Includes unrealized losses recorded in trading revenues of CHF 528 million primarily related to sub-prime exposures to RMBS (including non-agency), partially offset by gains from consolidated SPE positions and the foreign exchange translation impact across the loans held-for-sale portfolio.

						Trading revenues			Other revenues

2010	Balance at beginning of period	Transfers in	Transfers out	Purchases, sales, issuances, settlements	[1]	On transfers in / out	[2]	On all other	On transfers in / out	[2]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,514	0	0	(209)		0		8	0		0	(116)	1,197

Debt	11,980	3,142	(2,422)	(1,946)		193		1,037	0		(2)	(969)	11,013

of which corporates	4,816	770	(604)	(870)		45		121	0		(2)	(473)	3,803

of which RMBS	3,626	1,239	(1,093)	(824)		126		491	0		0	(301)	3,264

of which CMBS	2,461	259	(207)	(577)		12		(73)	0		0	(14)	1,861

of which CDO	559	607	(435)	(28)		7		526	0		0	(101)	1,135

Equity	488	334	(177)	48		(3)		(31)	0		0	(37)	622

Derivatives	11,192	2,493	(2,156)	(2,411)		108		301	0		(1)	(807)	8,719

of which interest rate products	1,529	576	(206)	(109)		102		353	0		(1)	(172)	2,072

of which equity/index-related products	3,298	236	(644)	(744)		104		315	0		0	(265)	2,300

of which credit derivatives	4,339	1,407	(1,060)	(870)		(141)		(739)	0		0	(211)	2,725

Other	2,310	688	(778)	14		27		(37)	0		0	(206)	2,018

Trading assets	25,970	6,657	(5,533)	(4,295)		325		1,270	0		(3)	(2,019)	22,372

Investment securities	86	0	(133)	148		0		4	0		0	(26)	79

Equity	12,205	328	(397)	(2,329)		0		(14)	25		581	(808)	9,591

Life finance instruments	2,048	0	0	(134)		0		113	0		0	(183)	1,844

Other investments	14,253	328	(397)	(2,463)		0		99	25		581	(991)	11,435

Loans	11,079	1,215	(3,686)	(1,689)		51		81	0		34	(827)	6,258

of which commercial and industrial loans	8,346	703	(1,644)	(3,251)		43		(267)	0		34	(406)	3,558

of which financial institutions	2,454	160	(1,839)	1,439		8		362	0		0	(389)	2,195

Other intangible assets	30	0	0	91		0		0	0		(48)	(7)	66

Other assets	6,744	4,808	(7,169)	4,158		852		1,043	0		39	(1,222)	9,253

of which loans held-for-sale	6,220	4,744	(7,132)	4,294		849		1,106	0		46	(1,195)	8,932

Total assets at fair value	59,676	13,008	(16,918)	(4,259)		1,228		2,505	25		603	(5,208)	50,660

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	206	0	0	356		(3)		3	0		0	(55)	507

Trading liabilities	11,951	2,109	(2,632)	(2,134)		397		454	0		0	(945)	9,200

of which interest rate derivatives	1,786	387	(307)	(283)		57		(179)	0		0	(120)	1,341

of which foreign exchange derivatives	2,936	156	(16)	(421)		5		561	0		0	(280)	2,941

of which equity/index-related derivatives	3,635	194	(744)	(574)		140		639	0		0	(350)	2,940

of which credit derivatives	1,996	1,244	(939)	(467)		35		(530)	0		0	(83)	1,256

Short-term borrowings	164	46	(69)	33		5		(41)	0		0	(15)	123

Long-term debt	16,646	4,313	(8,781)	4,595		658		1,600	0		0	(2,234)	16,797

of which structured notes over two years	14,781	1,330	(3,364)	(2,198)		(52)		179	0		0	(1,188)	9,488

of which non-recourse liabilities	0	2,789	(5,069)	7,975		696		1,425	0		0	(991)	6,825

Other liabilities	3,995	409	(150)	(42)		(39)		(283)	0		170	(326)	3,734

of which failed sales	1,932	197	(37)	161		5		(244)	0		0	(165)	1,849

Total liabilities at fair value	32,962	6,877	(11,632)	2,808		1,018		1,733	0		170	(3,575)	30,361

Net assets/liabilities at fair value	26,714	6,131	(5,286)	(7,067)		210		772	25		433	(1,633)	20,299

1 Includes CHF 10.1 billion of level 3 assets shown as purchases due to the adoption of ASU 2009-17 as of January 1, 2010. 2 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)

	2011				2010

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	1,768	1,125	2,893	[1]	982	458	1,440	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	546	(32)	514		(1,197)	120	(1,077)

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Nonrecurring fair value changes

end of	2011	2010

Loans recorded at fair value on a nonrecurring basis (CHF billion)

Loans recorded at fair value on a nonrecurring basis	0.7	0.6

of which level 2	0.0	0.1

of which level 3	0.7	0.5

Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments

	2011			2010

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-interest-earning loans	807	3,277	(2,470)	758	2,274	(1,516)

Financial instruments (CHF million)

Interest bearing deposits with banks	405	404	1	0	0	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158,673	157,889	784	136,906	135,939	967

Loans	20,694	21,382	(688)	18,552	18,677	(125)

Other assets [1]	20,511	30,778	(10,267)	25,078	36,195	(11,117)

Due to banks and customer deposits	(610)	(620)	10	(410)	(420)	10

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(136,483)	(136,396)	(87)	(123,697)	(123,562)	(135)

Short-term borrowings	(3,547)	(3,681)	134	(3,308)	(3,262)	(46)

Long-term debt	(70,366)	(79,475)	9,109	(83,692)	(90,271)	6,579

Other liabilities	(5,730)	(8,210)	2,480	(5,734)	(7,569)	1,835

1 Primarily loans held-for-sale.

Gains and losses on financial instruments

	2011		2010		2009

in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Interest-bearing deposits with banks	0		11	[1]	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,698	[1]	1,901	[1]	1,363	[1]

Other trading assets	10	[2]	46	[2]	262	[2]

Other investments	196	[2]	(225)	[3]	998	[3]

of which related to credit risk	(14)		(2)		0

Loans	(1,105)	[2]	1,065	[1]	7,976	[2]

of which related to credit risk	(256)		707		5,255

Other assets	476	[1]	5,896	[2]	1,458	[1]

of which related to credit risk	(332)		589		549

Due to banks and customer deposits	(2)	[1]	(27)	[2]	(9)	[1]

of which related to credit risk	45		0		2

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(575)	[1]	(471)	[1]	(1,421)	[1]

Short-term borrowings	91	[2]	(51)	[2]	(778)	[2]

of which related to credit risk [4]	(2)		1		6

Long-term debt	2,342	[2]	(6,162)	[2]	(10,345)	[2]

of which related to credit risk [4]	1,909		273		(4,004)

Other liabilities	(286)	[2]	(232)	[2]	1,299	[2]

of which related to credit risk	(348)		(97)		1,125

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk are due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt related to credit risk were CHF 1,210 million, CHF 341 million and CHF (4,458) million in 2011, 2010 and 2009, respectively.

Fair value, unfunded commitments and term of redemption conditions

end of 2011	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	45		61		106	0

Equity funds	40		4,864	[1]	4,904	0

Equity funds sold short	0		(78)		(78)	0

Total funds held in trading assets and liabilities	85		4,847		4,932	0

Debt funds	58		268		326	219

Equity funds	4		50		54	0

Others	5		113		118	55

Hedge funds	67		431	[2]	498	274

Debt funds	9		0		9	18

Equity funds	3,136		0		3,136	954

Real estate funds	338		0		338	200

Others	823		0		823	231

Private equities	4,306		0		4,306	1,403

Equity method investments	360		0		360	0

Total funds held in other investments	4,733		431		5,164	1,677

Total fair value	4,818	[3]	5,278	[4]	10,096	1,677	[5]

1 46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 19% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 18% is redeemable on an annual basis with a notice period primarily of more than 60 days and 17% is redeemable on a monthly basis with a notice period primarily of less than 30 days. 2 72% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on an annual basis with a notice period of more than 60 days and 10% is redeemable on demand with a notice period primarily of less than 30 days. 3 Includes CHF 2,248 million attributable to noncontrolling interests. 4 Includes CHF 91 million attributable to noncontrolling interests. 5 Includes CHF 540 million attributable to noncontrolling interests.

end of 2010	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	0		29		29	0

Equity funds	37		6,340	[1]	6,377	0

Equity funds sold short	0		(109)		(109)	0

Total funds held in trading assets and liabilities	37		6,260		6,297	0

Debt funds	20		330		350	234

Equity funds	8		219		227	0

Others	5		252		257	0

Hedge funds	33		801	[2]	834	234

Debt funds	12		0		12	19

Equity funds	3,516		0		3,516	1,054

Real estate funds	322		0		322	223

Others	759		0		759	213

Private equities	4,609		0		4,609	1,509

Equity method investments	1,183		0		1,183	0

Total funds held in other investments	5,825		801		6,626	1,743

Total fair value	5,862	[3]	7,061	[4]	12,923	1,743	[5]

1 47% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 22% is redeemable on a monthly basis with a notice period primarily of less than 30 days and 16% is redeemable on an annual basis with a notice period primarily of more than 60 days. 2 51% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 22% is redeemable on demand with a notice period of less than 30 days and 17% is redeemable on a monthly basis with a notice period primarily of more than 30 days. 3 Includes CHF 2,399 million attributable to noncontrolling interests. 4 Includes CHF 95 million attributable to noncontrolling interests. 5 Includes CHF 641 million attributable to noncontrolling interests.

Carrying value and estimated fair values of financial instruments

	2011		2010

end of	Carrying value	Fair value	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	236,963	236,963	220,443	220,443

Securities received as collateral	30,191	30,191	42,147	42,147

Trading assets	270,315	270,315	324,704	324,704

Investment securities	5,160	5,160	8,397	8,397

Loans	229,657	233,922	218,842	221,937

Other financial assets [1]	232,452	232,491	189,973	190,011

Financial liabilities (CHF million)

Due to banks and deposits	353,548	353,467	325,057	325,051

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	176,559	176,559	168,394	168,394

Obligation to return securities received as collateral	30,191	30,191	42,147	42,147

Trading liabilities	127,760	127,760	133,997	133,997

Short-term borrowings	26,116	26,117	21,683	21,683

Long-term debt	162,655	159,538	173,752	172,698

Other financial liabilities [2]	127,936	127,936	123,549	123,549

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Assets pledged or assigned (Tables)	12 Months Ended
Dec. 31, 2011
Assets pledged or assigned
Assets pledged or assigned

end of	2011	2010

Assets pledged or assigned (CHF million)

Book value of assets pledged or assigned as collateral	157,856	169,702

of which assets provided with the right to sell or repledge	96,922	112,246

Fair value of collateral received with the right to sell or repledge	373,657	356,970

of which sold or repledged	332,718	307,894

Other information (CHF million)

Cash and securities restricted under foreign banking regulations	17,943	16,090

Swiss National Bank required minimum liquidity reserves	2,294	2,090

Capital adequacy (Tables)	12 Months Ended
Dec. 31, 2011
Capital adequacy
BIS statistics

end of	Basel II.5 2011	Basel II 2011	Basel II 2010

Eligible capital (CHF million)

Tier 1 capital	36,844	38,029	37,725

of which core tier 1 capital	25,956	27,141	26,627

Tier 2 capital	11,810	12,995	10,074

Total eligible capital	48,654	51,024	47,799

Risk-weighted assets (CHF million)

Credit risk	157,237	155,352	158,735

Market risk	40,609	11,170	18,925

Non-counterparty risk	7,819	7,819	7,380

Operational risk	36,088	36,088	33,662

Risk-weighted assets	241,753	210,429	218,702

Capital ratios (%)

Core tier 1 ratio	10.7	12.9	12.2

Tier 1 ratio	15.2	18.1	17.2

Total capital ratio	20.1	24.2	21.9

For BIS reporting purposes, Basel II.5 was effective as of December 31, 2011.

Assets under management (Tables)	12 Months Ended
Dec. 31, 2011
Assets under management
Assets under management and net new assets

in / end of	2011	2010

Assets under management (CHF billion)

Assets in collective investment instruments managed by Credit Suisse	189.2	215.7

Assets with discretionary mandates	222.4	213.4

Other assets under management	817.9	823.9

Assets under management (including double counting)	1,229.5	1,253.0

of which double counting	112.3	128.0

Net new assets (CHF billion)

Total net new assets, including double counting	40.9	69.0

Litigation (Tables)	12 Months Ended
Dec. 31, 2011
Litigation
Litigation provisions

2011

CHF million

Balance at beginning of period	861

Increase in litigation accruals	752

Decrease in litigation accruals	(29)

Decrease for settlements and other cash payments	(688)

Foreign exchange translation	(26)

Balance at end of period	870

Significant subsidiaries and equity method investments (Tables)	12 Months Ended
Dec. 31, 2011
Significant subsidiaries and equity method investments
Significant subsidiaries and equity method investments

Equity interest in %		Company name	Domicile	Currency	Nominal capital in million

as of December 31, 2011

100		Credit Suisse AG	Zurich, Switzerland	CHF	4,399.7

100		BANK-now AG	Horgen, Switzerland	CHF	30.0

100		Credit Suisse Group Finance (U.S.) Inc.	Wilmington, United States	USD	600.0

100		CS LP Holding AG	Zug, Switzerland	CHF	0.1

100		Credit Suisse Trust AG	Zurich, Switzerland	CHF	5.0

100		Credit Suisse Trust Holdings Limited	St. Peter Port, Guernsey	GBP	2.0

100		Inreska Limited	St. Peter Port, Guernsey	GBP	3.0

100		Wincasa AG	Winterthur, Switzerland	CHF	1.5

100		Neue Aargauer Bank AG	Aarau, Switzerland	CHF	134.1

100		Clariden Leu Holding AG	Zurich, Switzerland	CHF	8.1

100		Clariden Leu AG	Zurich, Switzerland	CHF	50.0

100		Clariden Leu Financial Products (Guernsey) Ltd.	St. Peter Port, Guernsey	GBP	0.0

100		Clariden Leu Immobilien AG	Zurich, Switzerland	CHF	1.0

88		Savoy Hotel Baur en Ville AG	Zurich, Switzerland	CHF	7.5

		Credit Suisse AG

100		AJP Cayman Ltd.	George Town, Cayman Islands	JPY	8,025.6

100		Banco Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	53.6

100		Banco Credit Suisse (México), S.A.	Mexico City, Mexico	MXN	1,716.7

100		Banco de Investimentos Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	164.8

100		Boston Re Ltd.	Hamilton, Bermuda	USD	2.0

100		Casa de Bolsa Credit Suisse (México), S.A. de C.V.	Mexico City, Mexico	MXN	274.1

100		CJSC Bank Credit Suisse (Moscow)	Moscow, Russia	USD	37.8

100		Column Financial, Inc.	Salt Lake City, United States	USD	0.0

100		Credit Suisse (Australia) Limited	Sydney, Australia	AUD	34.1

100		Credit Suisse (Brasil) Distribuidora de Titulos e Valores Mobiliários S.A.	São Paulo, Brazil	BRL	5.0

100		Credit Suisse (Brasil) S.A. Corretora de Titulos e Valores Mobiliários	São Paulo, Brazil	BRL	98.4

100		Credit Suisse (Deutschland) Aktiengesellschaft	Frankfurt, Germany	EUR	130.0

100		Credit Suisse (France)	Paris, France	EUR	52.9

100		Credit Suisse (Gibraltar) Limited	Gibraltar, Gibraltar	GBP	5.0

100		Credit Suisse (Guernsey) Limited	St. Peter Port, Guernsey	USD	6.1

100		Credit Suisse (Hong Kong) Limited	Hong Kong, China	HKD	3,809.9

100		Credit Suisse (Italy) S.p.A.	Milan, Italy	EUR	109.6

100	[1]	Credit Suisse (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	43.0

100		Credit Suisse (Monaco) S.A.M.	Monte Carlo, Monaco	EUR	12.0

100		Credit Suisse (Singapore) Limited	Singapore, Singapore	SGD	621.3

100		Credit Suisse (UK) Limited	London, United Kingdom	GBP	126.8

100	[2]	Credit Suisse (USA), Inc.	Wilmington, United States	USD	0.0

100		Credit Suisse Asset Management (UK) Holding Limited	London, United Kingdom	GBP	144.2

100		Credit Suisse Fund Services (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	1.5

100		Credit Suisse Asset Management Funds (UK) Limited	London, United Kingdom	GBP	15.5

100		Credit Suisse Funds AG	Zurich, Switzerland	CHF	7.0

100		Credit Suisse Asset Management Funds S.p.A. S.G.R.	Milan, Italy	EUR	5.0

Equity interest in %		Company name	Domicile	Currency	Nominal capital in million

100		Credit Suisse Holding Europe (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	32.6

100		Credit Suisse Asset Management Immobilien Kapitalanlagegesellschaft mbH	Frankfurt, Germany	EUR	6.1

100		Credit Suisse Asset Management International Holding Ltd	Zurich, Switzerland	CHF	20.0

100		Credit Suisse Asset Management Investments Ltd	Zurich, Switzerland	CHF	0.1

100		Credit Suisse Asset Management Limited	London, United Kingdom	GBP	45.0

100		Credit Suisse Asset Management, LLC	Wilmington, United States	USD	1,064.7

100		Credit Suisse Capital (Guernsey) I Limited	St. Peter Port, Guernsey	USD	0.0

100		Credit Suisse Capital Funding, Inc.	Wilmington, United States	USD	0.0

100		Credit Suisse Capital LLC	Wilmington, United States	USD	737.6

100		Credit Suisse Energy LLC	Wilmington, United States	USD	0.0

100		Credit Suisse Equities (Australia) Limited	Sydney, Australia	AUD	62.5

100		Credit Suisse Finance (Guernsey) Limited	St. Peter Port, Guernsey	USD	0.2

100		Credit Suisse Finance (India) Private Limited	Mumbai, India	INR	1,050.1

100		Credit Suisse First Boston (Latin America Holdings) LLC	George Town, Cayman Islands	USD	23.8

100		Credit Suisse First Boston Finance B.V.	Amsterdam, The Netherlands	EUR	0.0

100		Credit Suisse First Boston Mortgage Capital LLC	Wilmington, United States	USD	349.5

100		Credit Suisse Fund Management S.A.	Luxembourg, Luxembourg	CHF	0.3

100		Credit Suisse Holdings (Australia) Limited	Sydney, Australia	AUD	3.0

100		Credit Suisse Holdings (USA), Inc.	Wilmington, United States	USD	4,185.6

100	[3]	Credit Suisse International	London, United Kingdom	USD	4,389.6

100		Credit Suisse Leasing 92A, L.P.	New York, United States	USD	75.6

100		Credit Suisse Life & Pensions AG	Vaduz, Liechtenstein	CHF	15.0

100		Credit Suisse Life (Bermuda) Ltd.	Hamilton, Bermuda	USD	1.0

100		Credit Suisse Loan Funding LLC	Wilmington, United States	USD	0.0

100		Credit Suisse Management LLC	Wilmington, United States	USD	894.5

100		Credit Suisse Principal Investments Limited	George Town, Cayman Islands	JPY	3,324.0

100		Credit Suisse Private Equity, LLC	Wilmington, United States	USD	42.2

100		Credit Suisse PSL GmbH	Zurich, Switzerland	CHF	0.0

100		Credit Suisse Securities (Canada), Inc.	Toronto, Canada	CAD	3.4

100		Credit Suisse Securities (Europe) Limited	London, United Kingdom	USD	4,277.3

100		Credit Suisse Securities (Hong Kong) Limited	Hong Kong, China	HKD	530.9

100		Credit Suisse Securities (India) Private Limited	Mumbai, India	INR	2,214.8

100		Credit Suisse Securities (Japan) Limited	Tokyo, Japan	JPY	78,100.0

100		Credit Suisse Securities (Johannesburg) (Proprietary) Limited	Johannesburg, South Africa	ZAR	0.0

100		Credit Suisse Securities (Malaysia) Sdn. Bhd.	Kuala Lumpur, Malaysia	MYR	100.0

100		Credit Suisse Securities (Moscow)	Moscow, Russia	RUB	97.1

100		Credit Suisse Securities (Singapore) Pte Limited	Singapore, Singapore	SGD	30.0

100		Credit Suisse Securities (Thailand) Limited	Bangkok, Thailand	THB	500.0

100		Credit Suisse Securities (USA) LLC	Wilmington, United States	USD	3,837.8

100		CS Non-Traditional Products Ltd.	Nassau, Bahamas	USD	0.1

100		DLJ Capital Corporation	Wilmington, United States	USD	4.0

Equity interest in %		Company name	Domicile	Currency	Nominal capital in million

100		DLJ Mortgage Capital, Inc.	Wilmington, United States	USD	0.0

100		J O Hambro Investment Management Limited	London, United Kingdom	GBP	0.0

100		Merban Equity AG	Zug, Switzerland	CHF	0.1

100		SPS Holding Corporation	Wilmington, United States	USD	0.1

100		Whist Equity Trading LLC	Wilmington, United States	USD	140.4

99		PT Credit Suisse Securities Indonesia	Jakarta, Indonesia	IDR	235,000.0

83		Asset Management Finance LLC	Wilmington, United States	USD	341.6

71		Credit Suisse Saudi Arabia	Riyadh, Saudi Arabia	SAR	300.0

60		Credit Suisse (Qatar) LLC	Doha, Qatar	USD	10.0

50	[4]	Credit Suisse Hedging-Griffo Investimentos S.A.	São Paulo, Brazil	BRL	49.2

1 58% owned by Credit Suisse AG. 2 43% of voting rights held by Credit Suisse Group AG, Guernsey Branch. 3 80% of voting rights and 94% of equity interest held by Credit Suisse AG. 4 Controlling interest.

Equity interest in %		Company name	Domicile

as of December 31, 2011

100	[1]	Credit Suisse Group Finance (Guernsey) Limited	St. Peter Port, Guernsey

50		Swisscard AECS AG	Horgen, Switzerland

25		SECB Swiss Euro Clearing Bank GmbH	Frankfurt, Germany

Credit Suisse AG

33		Credit Suisse Founder Securities Limited	Beijing, China

25		E.L. & C. Baillieu Stockbroking (Holdings) Pty Ltd	Melbourne, Australia

25		ICBC Credit Suisse Asset Management Co., Ltd.	Beijing, China

20	[2]	Aberdeen Asset Management PLC	Aberdeen, United Kingdom

5	[3]	York Capital Management	New York, United States

1 Deconsolidated under US GAAP as the Group is not the primary beneficiary. 2 In February 2012, the Group sold a 10% stake in Aberdeen. 3 The Group holds a significant noncontrolling interest.

Subsidiary guarantee information (Tables)	12 Months Ended
Dec. 31, 2011
Subsidiary guarantee information
Condensed consolidating statements of operations

in 2011	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	7,501	14,755		22,256	161		585		23,002

Interest expense	(4,670)	(11,770)		(16,440)	(153)		24		(16,569)

Net interest income	2,831	2,985		5,816	8		609		6,433

Commissions and fees	3,509	8,455		11,964	9		979		12,952

Trading revenues	(1,673)	6,429		4,756	1		263		5,020

Other revenues	1,267	498		1,765	1,888	[2]	(1,833)		1,820

Net revenues	5,934	18,367		24,301	1,906		18		26,225

Provision for credit losses	7	90		97	0		90		187

Compensation and benefits	3,736	9,047		12,783	80		350		13,213

General and administrative expenses	1,674	5,540		7,214	(135)		293		7,372

Commission expenses	267	1,578		1,845	1		146		1,992

Total other operating expenses	1,941	7,118		9,059	(134)		439		9,364

Total operating expenses	5,677	16,165		21,842	(54)		789		22,577

Income/(loss) from continuing operations before taxes	250	2,112		2,362	1,960		(861)		3,461

Income tax expense	(288)	721		433	7		231		671

Income/(loss) from continuing operations	538	1,391		1,929	1,953		(1,092)		2,790

Net income/(loss)	538	1,391		1,929	1,953		(1,092)		2,790

Net income/(loss) attributable to noncontrolling interests	734	167		901	0		(64)		837

Net income/(loss) attributable to shareholders	(196)	1,224		1,028	1,953		(1,028)		1,953

of which from continuing operations	(196)	1,224		1,028	1,953		(1,028)		1,953

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of dividend income from investments in Group companies (CHF 320 million and CHF 30 million from bank and non-bank subsidiaries, respectively) and revenues from investments accounted for under the equity method.

in 2010	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	8,897	15,928		24,825	209		499		25,533

Interest expense	(5,454)	(13,344)		(18,798)	(203)		9		(18,992)

Net interest income	3,443	2,584		6,027	6		508		6,541

Commissions and fees	4,403	8,719		13,122	9		947		14,078

Trading revenues	667	8,405		9,072	0		266		9,338

Other revenues	1,081	296		1,377	4,982	[2]	(4,930)		1,429

Net revenues	9,594	20,004		29,598	4,997		(3,209)		31,386

Provision for credit losses	13	(137)		(124)	0		45		(79)

Compensation and benefits	4,177	10,195		14,372	90		137		14,599

General and administrative expenses	1,883	5,205		7,088	(196)		339		7,231

Commission expenses	307	1,684		1,991	3		154		2,148

Total other operating expenses	2,190	6,889		9,079	(193)		493		9,379

Total operating expenses	6,367	17,084		23,451	(103)		630		23,978

Income/(loss) from continuing operations before taxes	3,214	3,057		6,271	5,100		(3,884)		7,487

Income tax expense/(benefit)	952	306		1,258	2		288		1,548

Income/(loss) from continuing operations	2,262	2,751		5,013	5,098		(4,172)		5,939

Income/(loss) from discontinued operations, net of tax	0	(19)		(19)	0		0		(19)

Net income/(loss)	2,262	2,732		4,994	5,098		(4,172)		5,920

Net income/(loss) attributable to noncontrolling interests	592	210		802	0		20		822

Net income/(loss) attributable to shareholders	1,670	2,522		4,192	5,098		(4,192)		5,098

of which from continuing operations	1,670	2,541		4,211	5,098		(4,192)		5,117

of which from discontinued operations	0	(19)		(19)	0		0		(19)

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of dividend income from investments in Group companies (CHF 3,299 million and CHF 33 million from bank and non-bank subsidiaries, respectively) and revenues from investments accounted for under the equity method.

in 2009	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	8,947	15,575		24,522	256		510		25,288

Interest expense	(4,949)	(13,204)		(18,153)	(250)		6		(18,397)

Net interest income	3,998	2,371		6,369	6		516		6,891

Commissions and fees	3,548	9,222		12,770	10		970		13,750

Trading revenues	2,956	9,208		12,164	0		(13)		12,151

Other revenues	(836)	1,526		690	6,707	[2]	(6,895)		502

Net revenues	9,666	22,327		31,993	6,723		(5,422)		33,294

Provision for credit losses	24	436		460	0		46		506

Compensation and benefits	4,613	10,093		14,706	31		276		15,013

General and administrative expenses	1,981	5,641		7,622	(19)		98		7,701

Commission expenses	356	1,492		1,848	0		149		1,997

Total other operating expenses	2,337	7,133		9,470	(19)		247		9,698

Total operating expenses	6,950	17,226		24,176	12		523		24,711

Income/(loss) from continuing operations before taxes	2,692	4,665		7,357	6,711		(5,991)		8,077

Income tax expense/(benefit)	1,403	391		1,794	(13)		54		1,835

Income/(loss) from continuing operations	1,289	4,274		5,563	6,724		(6,045)		6,242

Income/(loss) from discontinued operations, net of tax	0	169		169	0		0		169

Net income/(loss)	1,289	4,443		5,732	6,724		(6,045)		6,411

Net income/(loss) attributable to noncontrolling interests	(858)	161		(697)	0		384		(313)

Net income/(loss) attributable to shareholders	2,147	4,282		6,429	6,724		(6,429)		6,724

of which from continuing operations	2,147	4,113		6,260	6,724		(6,429)		6,555

of which from discontinued operations	0	169		169	0		0		169

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of dividend income from investments in Group companies (CHF 142 million and CHF 33 million from bank and non-bank subsidiaries, respectively) and revenues from investments accounted for under the equity method.

Condensed consolidating balance sheets

end of 2011	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	3,698	106,569		110,267	13	293		110,573

Interest-bearing deposits with banks	87	5,635		5,722	0	(3,450)		2,272

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	153,625	82,862		236,487	0	476		236,963

Securities received as collateral	34,189	(4,066)		30,123	0	68		30,191

Trading assets	91,458	184,616		276,074	0	3,479		279,553

Investment securities	0	3,513		3,513	0	1,647		5,160

Other investments	6,719	6,160		12,879	34,137	(33,790)		13,226

Net loans	24,658	187,613		212,271	5,603	15,539		233,413

Premises and equipment	1,110	5,590		6,700	0	493		7,193

Goodwill	597	6,859		7,456	0	1,135		8,591

Other intangible assets	112	168		280	0	8		288

Brokerage receivables	17,951	25,493		43,444	0	2		43,446

Other assets	16,114	61,845		77,959	190	147		78,296

Total assets	350,318	672,857		1,023,175	39,943	(13,953)		1,049,165

Liabilities and equity (CHF million)

Due to banks	92	51,392		51,484	4,697	(16,034)		40,147

Customer deposits	0	287,699		287,699	0	25,702		313,401

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	151,655	24,904		176,559	0	0		176,559

Obligation to return securities received as collateral	34,189	(4,066)		30,123	0	68		30,191

Trading liabilities	29,291	97,407		126,698	0	1,062		127,760

Short-term borrowings	15,881	8,762		24,643	0	1,473		26,116

Long-term debt	40,029	119,378		159,407	1,444	1,804		162,655

Brokerage payables	47,847	20,328		68,175	0	(141)		68,034

Other liabilities	10,124	51,813		61,937	128	1,152		63,217

Total liabilities	329,108	657,617		986,725	6,269	15,086		1,008,080

Total shareholders' equity	16,979	10,523		27,502	33,674	(27,502)		33,674

Noncontrolling interests	4,231	4,717		8,948	0	(1,537)		7,411

Total equity	21,210	15,240		36,450	33,674	(29,039)		41,085

Total liabilities and equity	350,318	672,857		1,023,175	39,943	(13,953)		1,049,165

1 Includes eliminations and consolidation adjustments.

end of 2010	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	5,133	59,898		65,031	18	418		65,467

Interest-bearing deposits with banks	85	4,372		4,457	0	(2,933)		1,524

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	132,338	88,370		220,708	0	(265)		220,443

Securities received as collateral	45,251	(3,151)		42,100	0	47		42,147

Trading assets	101,913	219,343		321,256	0	3,448		324,704

Investment securities	0	6,331		6,331	0	2,066		8,397

Other investments	7,878	8,177		16,055	34,611	(34,184)		16,482

Net loans	31,243	169,505		200,748	6,733	11,361		218,842

Premises and equipment	1,003	5,217		6,220	0	505		6,725

Goodwill	595	6,855		7,450	0	1,135		8,585

Other intangible assets	89	215		304	0	8		312

Brokerage receivables	15,745	23,028		38,773	0	(4)		38,769

Other assets	13,414	65,891		79,305	266	14		79,585

Assets of discontinued operations held-for-sale	0	23		23	0	0		23

Total assets	354,687	654,074		1,008,761	41,628	(18,384)		1,032,005

Liabilities and equity (CHF million)

Due to banks	120	47,555		47,675	6,210	(16,392)		37,493

Customer deposits	0	263,767		263,767	0	23,797		287,564

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	120,189	48,205		168,394	0	0		168,394

Obligation to return securities received as collateral	45,251	(3,151)		42,100	0	47		42,147

Trading liabilities	28,589	105,348		133,937	0	60		133,997

Short-term borrowings	38,717	(19,201)		19,516	0	2,167		21,683

Long-term debt	41,984	129,156		171,140	1,989	623		173,752

Brokerage payables	44,791	17,071		61,862	0	(116)		61,746

Other liabilities	11,139	50,067		61,206	147	861		62,214

Total liabilities	330,780	638,817		969,597	8,346	11,047		988,990

Total shareholders' equity	18,183	9,600		27,783	33,282	(27,783)		33,282

Noncontrolling interests	5,724	5,657		11,381	0	(1,648)		9,733

Total equity	23,907	15,257		39,164	33,282	(29,431)		43,015

Total liabilities and equity	354,687	654,074		1,008,761	41,628	(18,384)		1,032,005

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of cash flows

in 2011	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	11,109	25,498		36,607	431	[2]	1,592		38,630

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	(1)	(1,313)		(1,314)	0		582		(732)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(19,677)	5,197		(14,480)	0		(741)		(15,221)

Purchase of investment securities	0	(196)		(196)	0		(1,346)		(1,542)

Proceeds from sale of investment securities	0	2,118		2,118	0		0		2,118

Maturities of investment securities	0	705		705	0		1,757		2,462

Investments in subsidiaries and other investments	10	(1,419)		(1,409)	(101)		(272)		(1,782)

Proceeds from sale of other investments	4,269	2,055		6,324	9		451		6,784

(Increase)/decrease in loans	6,326	(20,460)		(14,134)	547		(3,655)		(17,242)

Proceeds from sale of loans	0	689		689	0		0		689

Capital expenditures for premises and equipment and other intangible assets	(477)	(1,225)		(1,702)	0		(37)		(1,739)

Proceeds from sale of premises and equipment and other intangible assets	0	11		11	0		0		11

Other, net	3	117		120	0		102		222

Net cash provided by/(used in) investing activities of continuing operations	(9,547)	(13,721)		(23,268)	455		(3,159)		(25,972)

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	(27)	27,164		27,137	(1,514)		2,312		27,935

Increase/(decrease) in short-term borrowings	(21,783)	26,537		4,754	0		(656)		4,098

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	29,310	(22,128)		7,182	0		0		7,182

Issuances of long-term debt	3,395	29,136		32,531	10		1,693		34,234

Repayments of long-term debt	(9,974)	(26,078)		(36,052)	(489)		(586)		(37,127)

Issuances of common shares	44	(46)		(2)	1,129		0		1,127

Sale of treasury shares	0	615		615	550		10,688		11,853

Repurchase of treasury shares	0	(612)		(612)	(201)		(10,977)		(11,790)

Dividends paid/capital repayments	0	(285)		(285)	(1,560)		(103)		(1,948)

Other, net	(3,897)	1,138		(2,759)	617		(366)		(2,508)

Net cash provided by/(used in) financing activities of continuing operations	(2,932)	35,441		32,509	(1,458)		2,005		33,056

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(65)	(572)		(637)	567		(563)		(633)

Net cash provided by/(used in) operating activities of discontinued operations (CHF million)

Net cash provided by/(used in) operating activities of discontinued operations	0	25		25	0		0		25

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	(1,435)	46,671		45,236	(5)		(125)		45,106

Cash and due from banks at beginning of period	5,133	59,898		65,031	18		418		65,467

Cash and due from banks at end of period	3,698	106,569		110,267	13		293		110,573

1 Includes eliminations and consolidation adjustments. 2 Consists of dividend income from investments in Group companies.

in 2010	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	26,915	(18,352)		8,563	3,577	[2]	(3,912)		8,228

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	4,967	(7,119)		(2,152)	0		2,054		(98)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(9,985)	(18,919)		(28,904)	0		1,386		(27,518)

Purchase of investment securities	0	(241)		(241)	0		(2,511)		(2,752)

Proceeds from sale of investment securities	0	988		988	0		0		988

Maturities of investment securities	0	1,312		1,312	29		2,407		3,748

Investments in subsidiaries and other investments	(263)	(1,102)		(1,365)	(68)		(241)		(1,674)

Proceeds from sale of other investments	847	1,304		2,151	5		311		2,467

(Increase)/decrease in loans	98	6,394		6,492	715		(3,237)		3,970

Proceeds from sale of loans	0	817		817	0		0		817

Capital expenditures for premises and equipment and other intangible assets	(510)	(1,157)		(1,667)	0		(22)		(1,689)

Proceeds from sale of premises and equipment and other intangible assets	0	17		17	0		0		17

Other, net	68	181		249	0		26		275

Net cash provided by/(used in) investing activities of continuing operations	(4,778)	(17,525)		(22,303)	681		173		(21,449)

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	(12)	27,302		27,290	(1,767)		868		26,391

Increase/(decrease) in short-term borrowings	5,953	4,158		10,111	0		823		10,934

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(16,158)	9,161		(6,997)	0		(100)		(7,097)

Issuances of long-term debt	497	54,482		54,979	0		2,931		57,910

Repayments of long-term debt	(6,343)	(42,588)		(48,931)	(465)		(1,994)		(51,390)

Issuances of common shares	0	1,567		1,567	32		(1,590)		9

Sale of treasury shares	0	2,082		2,082	39		22,628		24,749

Repurchase of treasury shares	0	(1,623)		(1,623)	(2,103)		(23,120)		(26,846)

Dividends paid/capital repayments	0	(3,305)		(3,305)	(2,378)		2,883		(2,800)

Excess tax benefits on share based awards	478	130		608	0		7		615

Other, net	(2,850)	(486)		(3,336)	2,395		1,494		553

Net cash provided by/(used in) financing activities of continuing operations	(18,435)	50,880		32,445	(4,247)		4,830		33,028

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(558)	(5,609)		(6,167)	(4)		16		(6,155)

Net cash provided by/(used in) operating activities of discontinued operations (CHF million)

Net cash provided by /(used in) operating activities of discontinued operations	0	(42)		(42)	0		0		(42)

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	3,144	9,352		12,496	7		1,107		13,610

Cash and due from banks at beginning of period	1,989	50,546		52,535	11		(689)		51,857

Cash and due from banks at end of period	5,133	59,898		65,031	18		418		65,467

1 Includes eliminations and consolidation adjustments. 2 Consists of dividend income from investments in Group companies.

in 2009	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	(29,040)	16,834		(12,206)	305	[2]	(2,285)		(14,186)

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	9,620	(8,036)		1,584	(1,038)		180		726

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	55,753	(245)		55,508	0		(1,105)		54,403

Purchase of investment securities	0	(67)		(67)	0		(2,122)		(2,189)

Proceeds from sale of investment securities	331	560		891	0		0		891

Maturities of investment securities	0	2,209		2,209	0		2,249		4,458

Investments in subsidiaries and other investments	(1,036)	(925)		(1,961)	(10)		64		(1,907)

Proceeds from sale of other investments	610	1,309		1,919	0		(209)		1,710

(Increase)/decrease in loans	(12,266)	15,956		3,690	588		(112)		4,166

Proceeds from sale of loans	0	992		992	0		0		992

Capital expenditures for premises and equipment and other intangible assets	(287)	(1,087)		(1,374)	0		(13)		(1,387)

Proceeds from sale of premises and equipment and other intangible assets	0	3		3	0		0		3

Other, net	(8)	177		169	(5)		41		205

Net cash provided by/(used in) investing activities of continuing operations	52,717	10,846		63,563	(465)		(1,027)		62,071

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	(188)	(30,139)		(30,327)	(60)		1,297		(29,090)

Increase/(decrease) in short-term borrowings	15,675	(12,416)		3,259	0		839		4,098

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(38,671)	(8,683)		(47,354)	0		700		(46,654)

Issuances of long-term debt	9,046	52,421		61,467	56		1,306		62,829

Repayments of long-term debt	(9,452)	(61,609)		(71,061)	(500)		(911)		(72,472)

Issuances of common shares	0	(13)		(13)	29		1		17

Sale of treasury shares	0	1,695		1,695	752		15,210		17,657

Repurchase of treasury shares	0	(2,150)		(2,150)	(2,531)		(14,338)		(19,019)

Dividends paid/capital repayments	(32)	(225)		(257)	(111)		(7)		(375)

Excess tax benefits on share based awards	0	181		181	0		(1)		180

Other, net	(640)	(2,988)		(3,628)	1,485		63		(2,080)

Net cash provided by/(used in) financing activities of continuing operations	(24,262)	(63,926)		(88,188)	(880)		4,159		(84,909)

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(64)	(1,091)		(1,155)	1,037		(1,036)		(1,154)

Net increase/(decrease) in cash and due from banks (CHF million).

Net increase/(decrease) in cash and due from banks	(649)	(37,337)		(37,986)	(3)		(189)		(38,178)

Cash and due from banks at beginning of period	2,638	87,883		90,521	14		(500)		90,035

Cash and due from banks at end of period	1,989	50,546		52,535	11		(689)		51,857

1 Includes eliminations and consolidation adjustments. 2 Consists of dividend income from investments in Group companies.

Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2011 year portfolio M
Summary of significant accounting policies
Voting rights percentage threshold used to consolidate subsidiaries	50.00%
Classification of cash equivalents, original maturities period (in months)	3
Discontinued hedge, expected period beyond contract date for forecasted transaction to not occur while carried at fair value (in months)	2
Threshold period for determining whether unrealized loss on equity securities is other-than-temporary (in months)	6
Threshold percentage for determining whether unrealized loss on equity securities is other-than-temporary	20.00%
Equity method of accounting, low end of range of voting interest (as a percent)	20.00%
Equity method of accounting, high end of range of voting interest (as a percent)	50.00%
Equity method of accounting for limited partnership interests, threshold voting interest (as a percent)	5.00%
Real estate held for investment purposes, useful life, low end of range (in years)	40
Real estate held for investment purposes, useful life, high end of range (in years)	67
Number of loan portfolio segments	2
Actuarial gains and losses threshold over the PBO or market value of plan assets which is amortized (as a percent)	10.00%
Premises
Premises and equipment disclosures
Useful life, low end of range	40
Useful life, high end of range	67
Rented premises improvements
Premises and equipment disclosures
Useful life, high end of range	10
Other tangible fixed assets
Premises and equipment disclosures
Useful life, low end of range	3
Useful life, high end of range	10
Capitalized software
Premises and equipment disclosures
Useful life, high end of range	3

Recently issued accounting standards (Details) (Accounting Standards Update 2009-17 Consolidations (Topic 810), CHF) In Billions, unless otherwise specified	Jan. 02, 2010
Accounting Standards Update 2009-17 Consolidations (Topic 810)
Accounting change
Cumulative effect of accounting changes, increase (decrease) in net assets	15
Cumulative effect of accounting changes, increase / decrease in shareholders' equity, net of tax	2.2

Business developments (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 York Capital Management USD ($) year	Dec. 31, 2010 York Capital Management CHF year	Mar. 24, 2011 Neue Aargauer Bank AG
Business Acquisition
Cash paid for the interests acquired by the Group	$ 425	419
Period of financial performance for earn-out payment (in years)	5	5
Percentage of interests acquired by the Group			100.00%

Business developments (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012 Aberdeen Asset Management PLC Sale	Feb. 29, 2012 Aberdeen Asset Management PLC Sale
Income/(loss) from discontinued operations
Income/(loss) from discontinued operations	0	(19)	169	170
Ownership percentage in Aberdeen Asset Management					9.80%

Business developments (Details 3) In Millions, unless otherwise specified	Feb. 02, 2010 Crescent Holding GmbH	Apr. 21, 2011 Qatar Holding LLC
Related party disclosures
Shares held by related party	78.4	73.2
Portion of registered Group shares held by related party (as a percent)	6.60%	6.20%

Discontinued operations (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2010 Portion of business sold to Aberdeen Asset Management
Income/(loss) from discontinued operations
Assets of discontinued operations held-for-sale				114
Income/(loss) from discontinued operations (CHF million)
Net revenues		(19)	56
Total expenses		0	(167)
Income/(loss) from discontinued operations before taxes		(19)	(111)
Gain/(loss) on disposal		0	261
Income tax expense/(benefit)	0	0	(19)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Non-controlling Interest	0	(19)	169	(19)

Segment information (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009
Segment information
Number of segments	3
Segment Reporting Information
Net revenues	26,225	31,386	33,294
Income from continuing operations before taxes	3,461	7,487	8,077
Switzerland
Segment Reporting Information
Net revenues	8,584	9,185	10,383
Income from continuing operations before taxes	455	1,734	2,383
EMEA
Segment Reporting Information
Net revenues	6,490	7,411	6,641
Income from continuing operations before taxes	1,313	1,519	649
Americas
Segment Reporting Information
Net revenues	9,417	12,844	13,876
Income from continuing operations before taxes	2,613	5,036	5,234
Asia Pacific
Segment Reporting Information
Net revenues	1,734	1,946	2,394
Income from continuing operations before taxes	(920)	(802)	(189)
Private Banking
Segment Reporting Information
Net revenues	10,877	11,631	11,662
Income from continuing operations before taxes	2,348	3,426	3,651
Investment Banking
Segment Reporting Information
Net revenues	11,496	16,214	20,537
Income from continuing operations before taxes	79	3,531	6,845
Asset Management
Segment Reporting Information
Net revenues	2,146	2,332	1,842
Income from continuing operations before taxes	553	503	35
Corporate Center
Segment Reporting Information
Net revenues	910	448	(424)
Income from continuing operations before taxes	(231)	(660)	(1,948)
Noncontrolling interests without SEI
Segment Reporting Information
Net revenues	796	761	(323)
Income from continuing operations before taxes	712	687	(506)

Segment information (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information
Total assets	1,049,165	1,032,005
Switzerland
Segment Reporting Information
Total assets	214,552	185,102
EMEA
Segment Reporting Information
Total assets	277,783	271,001
Americas
Segment Reporting Information
Total assets	469,294	476,808
Asia Pacific
Segment Reporting Information
Total assets	87,536	99,094
Private Banking
Segment Reporting Information
Total assets	350,955	337,496
Investment Banking
Segment Reporting Information
Total assets	804,420	803,613
Asset Management
Segment Reporting Information
Total assets	28,667	27,986
Corporate Center
Segment Reporting Information
Total assets	(139,626)	(143,945)
Noncontrolling interests without SEI
Segment Reporting Information
Total assets	4,749	6,855

Net interest income (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net interest income
Loans	4,889	5,268	6,275
Investment securities	97	95	243
Trading assets	11,695	14,056	13,333
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	3,265	2,666	3,079
Other	3,056	3,448	2,358
Interest and dividend income	23,002	25,533	25,288
Deposits	(1,694)	(1,601)	(2,970)
Short-term borrowings	(69)	(63)	(248)
Trading liabilities	(7,125)	(9,011)	(7,362)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,621)	(1,637)	(2,261)
Long-term debt	(5,659)	(6,333)	(5,031)
Other	(401)	(347)	(525)
Interest expense	(16,569)	(18,992)	(18,397)
Net interest income	6,433	6,541	6,891

Commissions and fees (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commissions and fees (CHF million)
Commissions and fees	12,952	14,078	13,750
Lending business
Commissions and fees (CHF million)
Commissions and fees	1,296	1,455	1,048
Investment and portfolio management
Commissions and fees (CHF million)
Commissions and fees	4,070	4,316	4,289
Other securities business
Commissions and fees (CHF million)
Commissions and fees	90	75	136
Fiduciary business
Commissions and fees (CHF million)
Commissions and fees	4,160	4,391	4,425
Underwriting
Commissions and fees (CHF million)
Commissions and fees	1,479	2,125	2,375
Brokerage
Commissions and fees (CHF million)
Commissions and fees	4,066	3,953	4,102
Underwriting and brokerage
Commissions and fees (CHF million)
Commissions and fees	5,545	6,078	6,477
Other services
Commissions and fees (CHF million)
Commissions and fees	1,951	2,154	1,800

Trading revenues (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Trading revenues (CHF million)
Trading revenues	5,020	9,338	12,151
Interest rate products
Trading revenues (CHF million)
Trading revenues	6,794	5,866	9,850
Foreign exchange products
Trading revenues (CHF million)
Trading revenues	(4,433)	2,258	314
Equity/index-related products
Trading revenues (CHF million)
Trading revenues	1,644	2,211	4,427
Credit products
Trading revenues (CHF million)
Trading revenues	522	(1,644)	(3,971)
Commodity, emission and energy products
Trading revenues (CHF million)
Trading revenues	361	323	560
Other products
Trading revenues (CHF million)
Trading revenues	132	324	971

Other revenues (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Revenues (CHF Million)
Noncontrolling interests without SEI	701	737	(523)
Loans held-for-sale	(4)	(84)	(287)
Long-lived assets held-for-sale	(40)	(176)	24
Equity method investments	141	209	120
Other investments	457	170	549
Other	565	573	619
Other revenues	1,820	1,429	502

Provision for credit losses (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Provision for credit losses
Provision for loan losses	141	(93)	315
Provision for lending-related and other exposures	46	14	191
Provision for credit losses	187	(79)	506

Compensation and benefits (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Compensation and benefits
Pension and other post-retirement expense	610	483	347
UK levy on variable compensation		404
Severance and other compensation expense related to headcount reductions	715
Salaries and variable compensation	11,474	12,481	13,412
Social security	865	928	1,015
Other	874	1,190	586
Compensation and benefits	13,213	14,599	15,013

General and administrative expenses (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
General and administrative expenses
Occupancy expenses	1,132	1,191	1,190
IT, machinery, etc.	1,452	1,348	1,230
Provisions and losses	704	533	1,457
Travel and entertainment	443	473	448
Professional services	2,074	2,176	1,835
Amortization and impairment of other intangible assets	30	35	49
Other	1,537	1,475	1,492
General and administrative expenses	7,372	7,231	7,701

Earnings per share (Details) (CHF) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income/(loss) attributable to shareholders (CHF million)
Income/(loss) from continuing operations	1,953	5,117	6,555
(Income)/loss from discontinued operations, net of tax	0	(19)	169
Net income attributable to shareholders	1,953	5,098	6,724
Preferred securities dividends	(216)	(162)	(131)
Net income attributable to shareholders for basic earnings per share	1,737	4,936	6,593
Available for common shares	1,640	4,670	6,204
Available for unvested share-based payment awards	97	266	389
Net income/(loss) attributable to shareholders for diluted earnings per share	1,737	4,936	6,593
Available for common shares	1,640	4,671	6,214
Available for unvested share-based payment awards	97	265	379
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares (in shares)	1,198.5	1,194.8	1,174.2
Dilutive share options and warrants (in shares)	2.9	5.9	6.3
Dilutive share awards (in shares)	5.3	0.4	29.5
Weighted-average shares outstanding for diluted earnings per share available for common shares (in shares)	1,206.7	1,201.1	1,210
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards (in shares)	72.6	67.4	73.9
Basic earnings per share available for common shares (CHF)
Basic earnings per share from continuing operations (in CHF per share)	1.37	3.93	5.14
Basic earnings/(loss) per share from discontinued operations (in CHF per share)	0	(0.02)	0.14
Basic earnings per share (in CHF per share)	1.37	3.91	5.28
Diluted earnings per share available for common shares (CHF)
Diluted earnings per share from continuing operations (in CHF per share)	1.36	3.91	5.01
Diluted earnings/(loss) per share from discontinued operations (in CHF per share)	0	(0.02)	0.13
Diluted earnings per share (in CHF per share)	1.36	3.89	5.14
Weighted-average potential dilutive common shares	37.3	50.2	57.3

Securities borrowed, lent and subject to repurchase agreements (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	172,184	148,962
Deposits paid for securities borrowed	64,779	71,481
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	236,963	220,443
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	161,220	147,878
Deposits received for securities lent	15,339	20,516
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	176,559	168,394

Trading assets and liabilities (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Trading Assets and Liabilities
Trading assets	279,553	324,704
Trading liabilities	127,760	133,997
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	145,035	154,555
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	66,904	102,941
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	52,548	47,744
Trading liabilities	60,121	57,903
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	15,066	19,464
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	67,639	76,094

Trading assets and liabilities (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Cash collateral receivables (CHF million)
Receivables netted against derivative positions	36,474	28,500
Receivables not netted	15,809	14,987
Total cash collateral receivables	52,283	43,487
Cash Collateral Payables (CHF million)
Payables netted against derivative positions	37,639	29,238
Payables not netted	11,934	14,428
Total cash collateral payables	49,573	43,666

Investment securities (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment securities
Debt securities held-to-maturity	2	452
Securities available-for-sale	5,158	7,945
Total investment securities	5,160	8,397

Investment securities (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Held-to-maturity securities
Amortized cost	2	452
Available-for-sale securities
Amortized cost	4,979	7,661
Gross unrealized gains	196	291
Gross unrealized losses	17	7
Fair value	5,158	7,945
Debt securities
Held-to-maturity securities
Amortized cost	2	452
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Fair value	2	452
Available-for-sale securities
Amortized cost	4,897	7,582
Gross unrealized gains	186	280
Gross unrealized losses	17	7
Fair value	5,066	7,855
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost	321	267
Gross unrealized gains	27	15
Gross unrealized losses	0	0
Fair value	348	282
Debt securities issued by foreign governments
Held-to-maturity securities
Amortized cost	2	452
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Fair value	2	452
Available-for-sale securities
Amortized cost	3,211	5,975
Gross unrealized gains	121	233
Gross unrealized losses	12	2
Fair value	3,320	6,206
Corporate debt securities
Available-for-sale securities
Amortized cost	778	969
Gross unrealized gains	18	19
Gross unrealized losses	5	4
Fair value	791	984
Collateralized debt obligations
Available-for-sale securities
Amortized cost	587	371
Gross unrealized gains	20	13
Gross unrealized losses	0	1
Fair value	607	383
Equity securities
Available-for-sale securities
Amortized cost	82	79
Gross unrealized gains	10	11
Gross unrealized losses	0	0
Fair value	92	90
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost	67	69
Gross unrealized gains	9	10
Gross unrealized losses	0	0
Fair value	76	79
Industry and all other
Available-for-sale securities
Amortized cost	15	10
Gross unrealized gains	1	1
Gross unrealized losses	0	0
Fair value	16	11

Investment securities (Details 3) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	181	240
Gross unrealized losses, less than 12 months	4	4
Fair value, 12 months or more	57	37
Gross unrealized losses, 12 months or more	13	3
Fair value, total	238	277
Gross unrealized losses, total	17	7
Debt securities issued by foreign governments
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	100	88
Gross unrealized losses, less than 12 months	2	2
Fair value, 12 months or more	40	0
Gross unrealized losses, 12 months or more	10	0
Fair value, total	140	88
Gross unrealized losses, total	12	2
Corporate debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	81	88
Gross unrealized losses, less than 12 months	2	1
Fair value, 12 months or more	17	37
Gross unrealized losses, 12 months or more	3	3
Fair value, total	98	125
Gross unrealized losses, total	5	4
Collateralized debt obligations
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months		64
Gross unrealized losses, less than 12 months		1
Fair value, 12 months or more		0
Gross unrealized losses, 12 months or more		0
Fair value, total		64
Gross unrealized losses, total		1

Investment securities (Details 4) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	2,117	985	723
Realized gains	40	5	17
Realized losses	(22)	(11)	(14)
Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	1	3	168
Realized gains	0	0	22
Realized losses	0	0	(1)

Investment securities (Details 5) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011
Held-to-maturity debt securities amortized cost disclosures
Due within 1 year, amortized cost	2
Due from 1 to 5 years, amortized cost	0
Due from 5 to 10 years, amortized cost	0
Due after 10 years, amortized cost	0
Total, amortized cost	2
Held-to-maturity debt securities fair value disclosures
Due within 1 year, fair value	2
Due from 1 to 5 years, fair value	0
Due from 5 to 10 years, fair value	0
Due after 10 years, fair value	0
Total, fair value	2
Held-to-maturity debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	5.06%
Total, average yield (as a percent)	5.06%
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	1,833
Due from 1 to 5 years, amortized cost	2,459
Due from 5 to 10 years, amortized cost	456
Due after 10 years, amortized cost	149
Total, amortized cost	4,897
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	1,856
Due from 1 to 5 years, fair value	2,578
Due from 5 to 10 years, fair value	472
Due after 10 years, fair value	160
Total, fair value	5,066
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	3.22%
Due from 1 to 5 years, average yield (as a percent)	3.13%
Due from 5 to 10 years, average yield (as a percent)	2.45%
Due after 10 years, average yield (as a percent)	3.23%
Total, average yield (as a percent)	3.10%

Other investments (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other investments (CHF million)
Other investments	13,226	16,482
Equity method investments
Other investments (CHF million)
Other investments	2,542	3,954
Non-marketable equity securities
Other investments (CHF million)
Other investments	7,879	10,157
Real estate held for investment
Other investments (CHF million)
Other investments	783	476
Accumulated depreciation, real estate held for investment	327	321	375
Impairment charges	3
Life finance instruments
Other investments (CHF million)
Other investments	2,022	1,895

Loans, allowance for loan losses and credit quality (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 BusinessDivision segment	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Loans, allowance for loan losses and credit quality
Number of portfolio segments	2
Number of Business Divisions	2
Loans (CHF million)
Gross loans	234,357	219,891
of which held at amortized cost	213,663	201,339
of which held at fair value	20,694	18,552
Net (unearned income)/deferred expenses	(34)	(32)
allowance for loan losses	(910)	(1,017)	(1,395)	(1,639)
Net loans	233,413	218,842
Impaired loan portfolio (CHF million)
Non-performing loans	758	961
Non-interest-earning loans	262	340
Total non-performing and non-interest-earning loans	1,020	1,301
Restructured loans	18	52
Potential problem loans	680	510
Total other impaired loans	698	562
Gross impaired loans	1,718	1,863
Switzerland
Loans (CHF million)
Gross loans	146,737	138,989
Foreign
Loans (CHF million)
Gross loans	87,620	80,902
Consumer
Loans (CHF million)
Gross loans	121,411	114,885
of which held at amortized cost	121,401	114,879
allowance for loan losses	(289)	(279)
Impaired loan portfolio (CHF million)
Non-performing loans	465	530
Non-interest-earning loans	55	71
Total non-performing and non-interest-earning loans	520	601
Restructured loans	1	0
Potential problem loans	144	79
Total other impaired loans	145	79
Gross impaired loans	665	680
Mortgages
Loans (CHF million)
Gross loans	88,255	84,625
of which held at amortized cost	88,255	84,625
Impaired loan portfolio (CHF million)
Non-performing loans	176	208
Non-interest-earning loans	14	22
Total non-performing and non-interest-earning loans	190	230
Restructured loans	1	0
Potential problem loans	73	74
Total other impaired loans	74	74
Gross impaired loans	264	304
Loans collateralized by securities
Loans (CHF million)
Gross loans	26,461	24,552
of which held at amortized cost	26,461	24,552
Impaired loan portfolio (CHF million)
Non-performing loans	27	40
Non-interest-earning loans	13	19
Total non-performing and non-interest-earning loans	40	59
Restructured loans	0	0
Potential problem loans	46	1
Total other impaired loans	46	1
Gross impaired loans	86	60
Consumer finance
Loans (CHF million)
Gross loans	6,695	5,708
of which held at amortized cost	6,685	5,702
Impaired loan portfolio (CHF million)
Non-performing loans	262	282
Non-interest-earning loans	28	30
Total non-performing and non-interest-earning loans	290	312
Restructured loans	0	0
Potential problem loans	25	4
Total other impaired loans	25	4
Gross impaired loans	315	316
Corporate and institutional
Loans (CHF million)
Gross loans	112,946	105,006
of which held at amortized cost	92,262	86,460
allowance for loan losses	(621)	(738)
Impaired loan portfolio (CHF million)
Non-performing loans	293	431
Non-interest-earning loans	207	269
Total non-performing and non-interest-earning loans	500	700
Restructured loans	17	52
Potential problem loans	536	431
Total other impaired loans	553	483
Gross impaired loans	1,053	1,183
Real estate.
Loans (CHF million)
Gross loans	25,185	23,362
of which held at amortized cost	24,914	23,088
Impaired loan portfolio (CHF million)
Non-performing loans	29	55
Non-interest-earning loans	7	13
Total non-performing and non-interest-earning loans	36	68
Restructured loans	0	0
Potential problem loans	24	15
Total other impaired loans	24	15
Gross impaired loans	60	83
Commercial and industrial loans
Loans (CHF million)
Gross loans	59,998	54,673
of which held at amortized cost	47,848	44,542
Impaired loan portfolio (CHF million)
Non-performing loans	215	353
Non-interest-earning loans	129	207
Total non-performing and non-interest-earning loans	344	560
Restructured loans	17	52
Potential problem loans	454	339
Total other impaired loans	471	391
Gross impaired loans	815	951
Financial institutions
Loans (CHF million)
Gross loans	25,373	24,764
of which held at amortized cost	17,714	17,181
Impaired loan portfolio (CHF million)
Non-performing loans	49	23
Non-interest-earning loans	65	43
Total non-performing and non-interest-earning loans	114	66
Restructured loans	0	0
Potential problem loans	58	77
Total other impaired loans	58	77
Gross impaired loans	172	143
Governments and public institutions
Loans (CHF million)
Gross loans	2,390	2,207
of which held at amortized cost	1,786	1,649
Impaired loan portfolio (CHF million)
Non-performing loans	0	0
Non-interest-earning loans	6	6
Total non-performing and non-interest-earning loans	6	6
Restructured loans	0	0
Potential problem loans	0	0
Total other impaired loans	0	0
Gross impaired loans	6	6

Loans, allowance for loan losses and credit quality (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 D year	Dec. 31, 2010	Dec. 31, 2009
Allowance for loan losses (CHF million)
Balance at beginning of period	1,017	1,395	1,639
Net movements recognized in statements of operations	141	(93)	315
Gross write-offs	(299)	(294)	(674)
Recoveries	41	63	63
Net write-offs	(258)	(231)	(611)
Provisions for interest	14	2	43
Foreign currency translation impact and other adjustments, net	(4)	(56)	9
Balance at end of period	910	1,017	1,395
Allowance for loan losses (CHF million)
Balance at end of period	910	1,017	1,395
of which individually evaluated for impairment	650	749	984
of which collectively evaluated for impairment	260	268	411
Gross loans held at amortized cost (CHF million)
Balance at end of period	213,663	201,339
of which individually evaluated for impairment	1,547	1,651
of which collectively evaluated for impairment	212,116	199,688
Loans held at amortized cost (CHF million)
Purchases	4,121
Reclassifications to loans held-for-sale	1,363
Sales	1,117
Value of collateral
Maximum period for fair value determination of collateral on impaired loans (in days)	90
Period for appraisal of Property values, Minimum (in years)	1
Consumer
Allowance for loan losses (CHF million)
Balance at beginning of period	279
Net movements recognized in statements of operations	87
Gross write-offs	(124)
Recoveries	39
Net write-offs	(85)
Provisions for interest	2
Foreign currency translation impact and other adjustments, net	6
Balance at end of period	289
Allowance for loan losses (CHF million)
Balance at end of period	289
of which individually evaluated for impairment	222	210
of which collectively evaluated for impairment	67	69
Gross loans held at amortized cost (CHF million)
Balance at end of period	121,401	114,879
of which individually evaluated for impairment	605	634
of which collectively evaluated for impairment	120,796	114,245
Corporate and institutional
Allowance for loan losses (CHF million)
Balance at beginning of period	738
Net movements recognized in statements of operations	54
Gross write-offs	(175)
Recoveries	2
Net write-offs	(173)
Provisions for interest	12
Foreign currency translation impact and other adjustments, net	(10)
Balance at end of period	621
Allowance for loan losses (CHF million)
Balance at end of period	621
of which individually evaluated for impairment	428	539
of which collectively evaluated for impairment	193	199
Gross loans held at amortized cost (CHF million)
Balance at end of period	92,262	86,460
of which individually evaluated for impairment	942	1,017
of which collectively evaluated for impairment	91,320	85,443
Loans held at amortized cost (CHF million)
Purchases	4,121
Reclassifications to loans held-for-sale	1,363
Sales	1,117

Loans, allowance for loan losses and credit quality (Details 3) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	213,663	201,339
Value of collateral	184,726	176,397
Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	211,416	198,702
Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,247	2,637
Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,298	1,477
Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	204	210
Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	158	92
Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	587	858
AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,943	2,827
Value of collateral	3,938	2,490
AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,292	5,230
Value of collateral	1,751	3,792
A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	15,969	16,426
Value of collateral	14,176	14,125
BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	122,236	111,530
Value of collateral	112,505	103,362
BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	58,766	55,883
Value of collateral	48,100	47,813
B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5,679	6,448
Value of collateral	3,171	3,991
CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	728	699
Value of collateral	119	76
CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	103	270
Value of collateral	86	0
C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	437	448
Value of collateral	9	8
D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,510	1,578
Value of collateral	871	740
Consumer
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	121,401	114,879
Consumer | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	120,156	113,758
Consumer | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,245	1,121
Consumer | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	724	574
Consumer | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	109	109
Consumer | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	59	48
Consumer | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	353	390
Consumer | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	168	149
Consumer | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	660	1,339
Consumer | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	9,285	10,675
Consumer | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	82,545	73,157
Consumer | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	26,348	27,059
Consumer | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,375	1,499
Consumer | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	76	80
Consumer | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	30	31
Consumer | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	316	266
Consumer | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	598	624
Mortgages
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	88,255	84,625
Mortgages | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	88,016	84,305
Mortgages | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	239	320
Mortgages | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	48	81
Mortgages | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	12	16
Mortgages | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6	18
Mortgages | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	173	205
Mortgages | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	166	147
Mortgages | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	637	1,267
Mortgages | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	8,837	10,206
Mortgages | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	55,222	48,270
Mortgages | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	22,368	23,499
Mortgages | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	763	949
Mortgages | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	18	29
Mortgages | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	19	3
Mortgages | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Mortgages | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	225	255
Loans collateralized by securities
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	26,461	24,552
Loans collateralized by securities | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	26,254	24,421
Loans collateralized by securities | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	207	131
Loans collateralized by securities | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	180	100
Loans collateralized by securities | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	11	10
Loans collateralized by securities | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	2
Loans collateralized by securities | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	13	19
Loans collateralized by securities | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	1
Loans collateralized by securities | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	18	69
Loans collateralized by securities | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	397	355
Loans collateralized by securities | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	24,089	22,547
Loans collateralized by securities | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,793	1,495
Loans collateralized by securities | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	88	28
Loans collateralized by securities | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Loans collateralized by securities | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2	0
Loans collateralized by securities | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Loans collateralized by securities | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	73	57
Consumer finance
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6,685	5,702
Consumer finance | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5,886	5,032
Consumer finance | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	799	670
Consumer finance | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	496	393
Consumer finance | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	86	83
Consumer finance | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	50	28
Consumer finance | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	167	166
Consumer finance | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	1
Consumer finance | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5	3
Consumer finance | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	51	114
Consumer finance | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,234	2,340
Consumer finance | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,187	2,065
Consumer finance | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	524	522
Consumer finance | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	58	51
Consumer finance | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	9	28
Consumer finance | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	316	266
Consumer finance | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	300	312
Corporate and institutional
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	92,262	86,460
Corporate and institutional | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	91,260	84,944
Corporate and institutional | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,002	1,516
Corporate and institutional | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	574	903
Corporate and institutional | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	95	101
Corporate and institutional | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	99	44
Corporate and institutional | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	234	468
Corporate and institutional | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,775	2,678
Corporate and institutional | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,632	3,891
Corporate and institutional | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6,684	5,751
Corporate and institutional | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	39,691	38,373
Corporate and institutional | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	32,418	28,824
Corporate and institutional | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,304	4,949
Corporate and institutional | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	652	619
Corporate and institutional | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	73	239
Corporate and institutional | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	121	182
Corporate and institutional | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	912	954
Real estate.
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	24,914	23,088
Real estate. | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	24,840	23,004
Real estate. | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	74	84
Real estate. | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	41	39
Real estate. | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	0
Real estate. | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	1
Real estate. | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	29	44
Real estate. | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	341	25
Real estate. | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	204	278
Real estate. | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,241	1,955
Real estate. | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	12,476	9,758
Real estate. | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	10,277	10,496
Real estate. | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	312	499
Real estate. | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Real estate. | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	0
Real estate. | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Real estate. | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	60	77
Commercial and industrial loans
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	47,848	44,542
Commercial and industrial loans | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	47,085	43,267
Commercial and industrial loans | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	763	1,275
Commercial and industrial loans | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	454	736
Commercial and industrial loans | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	90	96
Commercial and industrial loans | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	50	43
Commercial and industrial loans | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	169	400
Commercial and industrial loans | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	409	351
Commercial and industrial loans | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	242	714
Commercial and industrial loans | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,755	1,926
Commercial and industrial loans | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	21,182	21,008
Commercial and industrial loans | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	20,091	16,190
Commercial and industrial loans | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,128	3,085
Commercial and industrial loans | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	179	102
Commercial and industrial loans | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	27	239
Commercial and industrial loans | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	121	162
Commercial and industrial loans | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	714	765
Financial institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	17,714	17,181
Financial institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	17,550	17,028
Financial institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	164	153
Financial institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	78	125
Financial institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2	4
Financial institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	48	0
Financial institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	36	24
Financial institutions | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,906	2,183
Financial institutions | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,098	2,742
Financial institutions | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,333	1,635
Financial institutions | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5,549	7,143
Financial institutions | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,890	2,047
Financial institutions | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	760	1,305
Financial institutions | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	0
Financial institutions | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	43	0
Financial institutions | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	20
Financial institutions | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	132	106
Governments and public institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,786	1,649
Governments and public institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,785	1,645
Governments and public institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	4
Governments and public institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	3
Governments and public institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	1
Governments and public institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	119	119
Governments and public institutions | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	88	157
Governments and public institutions | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	355	235
Governments and public institutions | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	484	464
Governments and public institutions | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	160	91
Governments and public institutions | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	104	60
Governments and public institutions | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	470	517
Governments and public institutions | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6	6

Loans, allowance for loan losses and credit quality (Details 4) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 quarter D	Dec. 31, 2010
Loans, allowance for loan losses and credit quality
Non-performing loan classification, past due (in days)	90
Non-performing loan classification subprime residential loans, past due (in days)	120
Non-performing subprime residential loans typical period for transferring servicing (in days)	30
Period of anticipated repayment after which loan is written down to net book value (in quarters)	2
Gross impaired loans by category
Non-performing loans	758	961
Non-interest-earning loans	262	340
Total non-performing and non-interest-earning loans	1,020	1,301
Restructured loans	18	52
Potential problem loans	680	510
Total other impaired loans	698	562
Gross impaired loans	1,718	1,863
Minimum
Gross impaired loans by category
Loan provision threshold, as percentage of loan notional amount, at which loans are written down to net book value	80.00%
Number of days of default on interest or principal considered to assess credit worthiness	90
Consumer
Gross impaired loans by category
Non-performing loans	465	530
Non-interest-earning loans	55	71
Total non-performing and non-interest-earning loans	520	601
Restructured loans	1	0
Potential problem loans	144	79
Total other impaired loans	145	79
Gross impaired loans	665	680
Mortgages
Gross impaired loans by category
Non-performing loans	176	208
Non-interest-earning loans	14	22
Total non-performing and non-interest-earning loans	190	230
Restructured loans	1	0
Potential problem loans	73	74
Total other impaired loans	74	74
Gross impaired loans	264	304
Loans collateralized by securities
Gross impaired loans by category
Non-performing loans	27	40
Non-interest-earning loans	13	19
Total non-performing and non-interest-earning loans	40	59
Restructured loans	0	0
Potential problem loans	46	1
Total other impaired loans	46	1
Gross impaired loans	86	60
Consumer finance
Gross impaired loans by category
Non-performing loans	262	282
Non-interest-earning loans	28	30
Total non-performing and non-interest-earning loans	290	312
Restructured loans	0	0
Potential problem loans	25	4
Total other impaired loans	25	4
Gross impaired loans	315	316
Corporate and institutional
Gross impaired loans by category
Non-performing loans	293	431
Non-interest-earning loans	207	269
Total non-performing and non-interest-earning loans	500	700
Restructured loans	17	52
Potential problem loans	536	431
Total other impaired loans	553	483
Gross impaired loans	1,053	1,183
Real estate.
Gross impaired loans by category
Non-performing loans	29	55
Non-interest-earning loans	7	13
Total non-performing and non-interest-earning loans	36	68
Restructured loans	0	0
Potential problem loans	24	15
Total other impaired loans	24	15
Gross impaired loans	60	83
Commercial and industrial loans
Gross impaired loans by category
Non-performing loans	215	353
Non-interest-earning loans	129	207
Total non-performing and non-interest-earning loans	344	560
Restructured loans	17	52
Potential problem loans	454	339
Total other impaired loans	471	391
Gross impaired loans	815	951
Financial institutions
Gross impaired loans by category
Non-performing loans	49	23
Non-interest-earning loans	65	43
Total non-performing and non-interest-earning loans	114	66
Restructured loans	0	0
Potential problem loans	58	77
Total other impaired loans	58	77
Gross impaired loans	172	143
Governments and public institutions
Gross impaired loans by category
Non-performing loans	0	0
Non-interest-earning loans	6	6
Total non-performing and non-interest-earning loans	6	6
Restructured loans	0	0
Potential problem loans	0	0
Total other impaired loans	0	0
Gross impaired loans	6	6

Loans, allowance for loan losses and credit quality (Details 5) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Gross impaired loans.
Gross impaired loan details
Recorded investment	1,718	1,863
Unpaid principal balance	1,654	1,748
Associated specific allowance	650	749
Average recorded investment	2,023	2,051
Interest income recognized	18	18
Interest income recognized on a cash basis	13	12
Gross impaired loans. | Consumer
Gross impaired loan details
Recorded investment	665	680
Unpaid principal balance	637	644
Associated specific allowance	222	210
Average recorded investment	697	769
Interest income recognized	4	11
Interest income recognized on a cash basis	1	6
Gross impaired loans. | Corporate and institutional
Gross impaired loan details
Recorded investment	1,053	1,183
Unpaid principal balance	1,017	1,104
Associated specific allowance	428	539
Average recorded investment	1,326	1,282
Interest income recognized	14	7
Interest income recognized on a cash basis	12	6
Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	1,547	1,651
Unpaid principal balance	1,483	1,537
Associated specific allowance	650	749
Average recorded investment	1,664	1,661
Interest income recognized	12	18
Interest income recognized on a cash basis	8	12
Gross impaired loans with a specific allowance | Consumer
Gross impaired loan details
Recorded investment	605	634
Unpaid principal balance	577	598
Associated specific allowance	222	210
Average recorded investment	580	654
Interest income recognized	4	11
Interest income recognized on a cash basis	1	6
Gross impaired loans with a specific allowance | Mortgages
Gross impaired loan details
Recorded investment	217	270
Unpaid principal balance	206	256
Associated specific allowance	41	50
Average recorded investment	222	275
Interest income recognized	1	2
Interest income recognized on a cash basis	0	2
Gross impaired loans with a specific allowance | Loans collateralized by securities
Gross impaired loan details
Recorded investment	85	60
Unpaid principal balance	83	52
Associated specific allowance	50	50
Average recorded investment	82	60
Interest income recognized	1	1
Interest income recognized on a cash basis	0	0
Gross impaired loans with a specific allowance | Consumer finance
Gross impaired loan details
Recorded investment	303	304
Unpaid principal balance	288	290
Associated specific allowance	131	110
Average recorded investment	276	319
Interest income recognized	2	8
Interest income recognized on a cash basis	1	4
Gross impaired loans with a specific allowance | Corporate and institutional
Gross impaired loan details
Recorded investment	942	1,017
Unpaid principal balance	906	939
Associated specific allowance	428	539
Average recorded investment	1,084	1,007
Interest income recognized	8	7
Interest income recognized on a cash basis	7	6
Gross impaired loans with a specific allowance | Real estate.
Gross impaired loan details
Recorded investment	46	80
Unpaid principal balance	38	67
Associated specific allowance	20	34
Average recorded investment	47	77
Interest income recognized	1	1
Interest income recognized on a cash basis	1	1
Gross impaired loans with a specific allowance | Commercial and industrial loans
Gross impaired loan details
Recorded investment	734	794
Unpaid principal balance	709	733
Associated specific allowance	318	407
Average recorded investment	871	771
Interest income recognized	7	6
Interest income recognized on a cash basis	6	5
Gross impaired loans with a specific allowance | Financial institutions
Gross impaired loan details
Recorded investment	156	137
Unpaid principal balance	154	135
Associated specific allowance	84	92
Average recorded investment	160	153
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0
Gross impaired loans with a specific allowance | Governments and public institutions
Gross impaired loan details
Recorded investment	6	6
Unpaid principal balance	5	4
Associated specific allowance	6	6
Average recorded investment	6	6
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0
Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	171	212
Unpaid principal balance	171	211
Average recorded investment	359	390
Interest income recognized	6	0
Interest income recognized on a cash basis	5	0
Gross impaired loans without specific allowance | Consumer
Gross impaired loan details
Recorded investment	60	46
Unpaid principal balance	60	46
Average recorded investment	117	115
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0
Gross impaired loans without specific allowance | Mortgages
Gross impaired loan details
Recorded investment	46	34
Unpaid principal balance	46	34
Average recorded investment	94	98
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0
Gross impaired loans without specific allowance | Loans collateralized by securities
Gross impaired loan details
Recorded investment	1	0
Unpaid principal balance	1	0
Average recorded investment	4	3
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0
Gross impaired loans without specific allowance | Consumer finance
Gross impaired loan details
Recorded investment	13	12
Unpaid principal balance	13	12
Average recorded investment	19	14
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0
Gross impaired loans without specific allowance | Corporate and institutional
Gross impaired loan details
Recorded investment	111	166
Unpaid principal balance	111	165
Average recorded investment	242	275
Interest income recognized	6	0
Interest income recognized on a cash basis	5	0
Gross impaired loans without specific allowance | Real estate.
Gross impaired loan details
Recorded investment	15	3
Unpaid principal balance	15	3
Average recorded investment	74	14
Interest income recognized	5	0
Interest income recognized on a cash basis	5	0
Gross impaired loans without specific allowance | Commercial and industrial loans
Gross impaired loan details
Recorded investment	80	157
Unpaid principal balance	80	156
Average recorded investment	149	255
Interest income recognized	1	0
Interest income recognized on a cash basis	0	0
Gross impaired loans without specific allowance | Financial institutions
Gross impaired loan details
Recorded investment	16	6
Unpaid principal balance	16	6
Average recorded investment	19	6
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0

Premises and equipment (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010	Dec. 31, 2009
Premises and equipment
Buildings and improvements	4,060	3,944
Land	872	882
Leasehold improvements	2,241	1,958
Software	4,614	3,801
Equipment	3,188	3,092
Premises and equipment	14,975	13,677
Accumulated depreciation	(7,782)	(6,952)
Total premises and equipment, net	7,193	6,725
Depreciation and impairment
Depreciation	1,078	1,115	1,019
Impairment	87	16	45
Estimated useful lives for leasehold and bank building improvements	10
Estimated useful lives for leasehold and bank building improvements before change	5
Decrease in depreciation expense	64
Decrease in depreciation expense, after tax	56

Goodwill and other intangible assets (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Gross amount of goodwill (CHF million)
Balance at beginning of period	8,667	9,349
Foreign currency translation impact	4	(681)
Other	2	(1)
Balance at end of period	8,673	8,667
Accumulated impairment (CHF million)
Balance at beginning of period	82	82
Balance at end of period	82	82
Net book value (CHF million)
Net book value	8,591	8,585
Private Banking
Gross amount of goodwill (CHF million)
Balance at beginning of period	749	789
Foreign currency translation impact	(8)	(40)
Other	2	0
Balance at end of period	743	749
Accumulated impairment (CHF million)
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value (CHF million)
Net book value	743	749
Investment Banking
Gross amount of goodwill (CHF million)
Balance at beginning of period	6,429	6,925
Foreign currency translation impact	16	(496)
Other	0	0
Balance at end of period	6,445	6,429
Accumulated impairment (CHF million)
Balance at beginning of period	82	82
Balance at end of period	82	82
Net book value (CHF million)
Net book value	6,363	6,347
Percentage by which goodwill fair value exceeds carrying value	9.00%
Asset Management
Gross amount of goodwill (CHF million)
Balance at beginning of period	1,489	1,635
Foreign currency translation impact	(4)	(145)
Other	0	(1)
Balance at end of period	1,485	1,489
Accumulated impairment (CHF million)
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value (CHF million)
Net book value	1,485	1,489
Private Banking and Asset Management
Net book value (CHF million)
Number of reporting units	4

Goodwill and other intangible assets (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other intangible assets (CHF million)
Gross carrying amount	402	403
Accumulated amortization	(215)	(189)
Net carrying amount	187	214
Non-amortizing other intangible assets	101	98
of which mortgage servicing rights, at fair value	70	66
Total other intangible assets, gross	503	501
Total other intangible assets, net	288	312
Aggregate amortization expenses and impairment losses (CHF million)
Aggregate amortization	30	34	42
Impairment	0	1	7
Estimated amortization expenses (CHF million)
2012	27
2013	24
2014	23
2015	22
2016	18
Tradenames / trademarks
Other intangible assets (CHF million)
Gross carrying amount	26	26
Accumulated amortization	(21)	(21)
Net carrying amount	5	5
Client relationships
Other intangible assets (CHF million)
Gross carrying amount	369	377
Accumulated amortization	(193)	(168)
Net carrying amount	176	209
Other
Other intangible assets (CHF million)
Gross carrying amount	7	0
Accumulated amortization	(1)	0
Net carrying amount	6	0

Life settlement contracts (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 contract	Dec. 31, 2010 contract	Dec. 31, 2009
Fair value method
Number of contracts	8,441	8,874
Carrying value (CHF million)	795	858
Face value (CHF million)	2,884	3,479
Investment method
Number of contracts	8	8
Carrying value (CHF million)	54	51
Face value (CHF million)	74	70
Realized and unrealized gains and losses on life settlement contracts accounted for under the fair value method (CHF million)
Realized gains/(losses)	12	44	(39)
Unrealized gains/(losses)	(30)	(105)	(8)
Within 1 year
Fair value method
Number of contracts	563	929
Carrying value (CHF million)	19	30
Face value (CHF million)	20	31
Within 1-2 years
Fair value method
Number of contracts	986	500
Carrying value (CHF million)	32	27
Face value (CHF million)	35	51
Within 2-3 years
Fair value method
Number of contracts	1,943	1,002
Carrying value (CHF million)	59	42
Face value (CHF million)	67	67
Within 3-4 years
Fair value method
Number of contracts	2,005	1,789
Carrying value (CHF million)	68	80
Face value (CHF million)	88	137
Within 4-5 years
Fair value method
Number of contracts	2,330	1,850
Carrying value (CHF million)	67	134
Face value (CHF million)	94	316
Thereafter
Fair value method
Number of contracts	614	2,804
Carrying value (CHF million)	550	545
Face value (CHF million)	2,580	2,877
Investment method
Number of contracts	8	8
Carrying value (CHF million)	54	51
Face value (CHF million)	74	70

Other assets and other liabilities (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other assets (CHF million)
Cash collateral on derivative instruments	15,809	14,987
Cash collateral on non-derivative transactions	2,083	1,792
Derivative instruments used for hedging	3,706	2,733
Assets held-for-sale	21,205	26,886
of which loans	20,457	24,925
of which real estate	732	1,946
Assets held for separate accounts	14,407	13,815
Interest and fees receivable	6,090	5,158
Deferred tax assets	8,939	9,417
Prepaid expenses	601	452
Failed purchases	1,513	1,279
Other	3,943	3,066
Other assets	78,296	79,585
Other liabilities (CHF million)
Cash collateral on derivative instruments	11,934	14,428
Cash collateral on non-derivative transactions	1,002	20
Derivative instruments used for hedging	1,998	1,203
Provisions	1,113	1,724
of which off-balance sheet risk	65	552
Liabilities held for separate accounts	14,407	13,815
Interest and fees payable	7,142	6,798
Current tax liabilities	767	1,137
Deferred tax liabilities	429	412
Failed sales	6,888	7,354
Other	17,537	15,323
Other liabilities	63,217	62,214
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	6,299	7,818
Loans held in trusts, consolidated as a result of failed sales, included in loans held-for-sale	1,386	1,223

Deposits (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CHF	Dec. 31, 2010 CHF	Dec. 31, 2011 Switzerland CHF	Dec. 31, 2010 Switzerland CHF	Dec. 31, 2011 Foreign CHF	Dec. 31, 2010 Foreign CHF
Deposits (CHF million)
Non-interest-bearing demand deposits		15,664,000,000	14,132,000,000	11,446,000,000	11,088,000,000	4,218,000,000	3,044,000,000
Interest-bearing demand deposits		133,029,000,000	118,039,000,000	113,403,000,000	100,414,000,000	19,626,000,000	17,625,000,000
Savings deposits		54,433,000,000	53,269,000,000	54,395,000,000	53,242,000,000	38,000,000	27,000,000
Time deposits		150,422,000,000	139,617,000,000	16,841,000,000	19,036,000,000	133,581,000,000	120,581,000,000
Total deposits		353,548,000,000	325,057,000,000	196,085,000,000	183,780,000,000	157,463,000,000	141,277,000,000
of which due to banks		40,147,000,000	37,493,000,000
of which customer deposits		313,401,000,000	287,564,000,000
Concentration risk, time deposits in Swiss franc equivalent amounts of USD 100,000		149,985,000,000	139,150,000,000
Threshold for considering concentration of time deposits (in dollars)	100,000
Overdrawn deposits not included in total deposits, reclassified as loans		51,000,000	48,000,000

Long-term debt (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-term debt (CHF million)
Senior	123,632	130,792
Subordinated	24,165	23,221
Non-recourse liabilities from consolidated VIEs	14,858	19,739
Long-term debt	162,655	173,752
of which reported at fair value	70,366	83,692
of which structured notes	35,726	37,990

Long-term debt (Details 2)	Dec. 31, 2011 CHF	Dec. 31, 2010 CHF	Dec. 31, 2011 Group parent company CHF	Dec. 31, 2010 Group parent company CHF	Dec. 31, 2011 Credit Suisse Group Finance (Guernsey) Limited JPY (¥)	Dec. 31, 2011 Group subsidiaries CHF	Dec. 31, 2011 Senior notes. Group parent company	Dec. 31, 2011 Senior notes. Group subsidiaries Minimum	Dec. 31, 2011 Senior notes. Group subsidiaries Maximum	Dec. 31, 2011 Subordinated Group parent company	Dec. 31, 2011 Subordinated Group subsidiaries Minimum	Dec. 31, 2011 Subordinated Group subsidiaries Maximum	Dec. 31, 2011 Non-recourse liabilities from consolidated VIEs Group subsidiaries Minimum	Dec. 31, 2011 Non-recourse liabilities from consolidated VIEs Group subsidiaries Maximum	Dec. 31, 2011 Structured notes CHF	Dec. 31, 2011 Fixed rate Senior notes. Group parent company CHF	Dec. 31, 2011 Fixed rate Senior notes. Group subsidiaries CHF	Dec. 31, 2011 Fixed rate Subordinated Group parent company CHF	Dec. 31, 2011 Fixed rate Subordinated Group subsidiaries CHF	Dec. 31, 2011 Fixed rate Non-recourse liabilities from consolidated VIEs Group subsidiaries CHF	Dec. 31, 2011 Variable rate Senior notes. Group subsidiaries CHF	Dec. 31, 2011 Variable rate Subordinated Group subsidiaries CHF	Dec. 31, 2011 Variable rate Non-recourse liabilities from consolidated VIEs Group subsidiaries CHF
Long-term debt by maturities
2012	25,346,000,000		164,000,000			25,182,000,000									9,224,000,000		11,937,000,000	164,000,000	120,000,000	129,000,000	12,458,000,000		538,000,000
2013	28,236,000,000					28,236,000,000									5,079,000,000		14,088,000,000		3,664,000,000	2,000,000	10,465,000,000		17,000,000
2014	18,371,000,000					18,371,000,000									5,303,000,000		10,178,000,000		121,000,000		7,703,000,000		369,000,000
2015	18,731,000,000		218,000,000			18,513,000,000									4,202,000,000		12,190,000,000	218,000,000	1,149,000,000	399,000,000	4,130,000,000	20,000,000	625,000,000
2016	9,582,000,000					9,582,000,000									3,374,000,000		4,284,000,000		39,000,000	2,000,000	3,806,000,000		1,451,000,000
Thereafter	62,389,000,000		1,062,000,000			61,327,000,000									8,544,000,000	387,000,000	21,700,000,000	675,000,000	17,172,000,000	948,000,000	10,306,000,000	823,000,000	10,378,000,000
Long-term debt	162,655,000,000	173,752,000,000	1,444,000,000	1,989,000,000		161,211,000,000									35,726,000,000	387,000,000	74,377,000,000	1,057,000,000	22,265,000,000	1,480,000,000	48,868,000,000	843,000,000	13,378,000,000
Interest rates of long term debt maturing in 2012 (as a percent)								0.00%	16.00%	3.20%	4.40%	8.00%	0.00%	2.70%
Interest rates of long term debt maturing in 2013 (as a percent)								0.00%	13.60%		3.70%	7.90%
Interest rates of long term debt maturing in 2014 (as a percent)								0.00%	13.70%				0.00%	13.20%
Interest rates of long term debt maturing in 2015 (as a percent)								0.00%	13.20%	8.50%	3.60%	10.30%	0.00%	12.60%
Interest rates of long term debt maturing in 2016 (as a percent)								0.00%	12.50%			4.80%	0.00%	12.80%
Interest rates of long term debt maturing after 2016 (as a percent)							7.30%	0.00%	7.10%	7.00%	0.00%	13.10%	0.00%	11.30%
Maximum principal amount of notes that can be issued					¥ 500,000,000,000

Accumulated other comprehensive income (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Gains/(losses) on cash flow hedges	Dec. 31, 2010 Gains/(losses) on cash flow hedges	Dec. 31, 2009 Gains/(losses) on cash flow hedges	Dec. 31, 2011 Cumulative translation adjustments	Dec. 31, 2010 Cumulative translation adjustments	Dec. 31, 2009 Cumulative translation adjustments	Dec. 31, 2011 Unrealized gains/(losses) on securities	Dec. 31, 2010 Unrealized gains/(losses) on securities	Dec. 31, 2009 Unrealized gains/(losses) on securities	Dec. 31, 2011 Actuarial gains/(losses)	Dec. 31, 2010 Actuarial gains/(losses)	Dec. 31, 2009 Actuarial gains/(losses)	Dec. 31, 2011 Net prior service credit/ (cost)	Dec. 31, 2010 Net prior service credit/ (cost)	Dec. 31, 2009 Net prior service credit/ (cost)	Dec. 31, 2011 Accumulated other comprehensive income	Dec. 31, 2010 Accumulated other comprehensive income	Dec. 31, 2009 Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(15,134)	(14,555)	(11,638)	(10,939)	(33)	(41)	(145)	(11,470)	(8,770)	(8,211)	117	110	63	(3,136)	(2,891)	(2,543)	(33)	(46)	(103)	(14,555)	(11,638)	(10,939)
Increase/(decrease)					(5)	46	30	(324)	(2,822)	(609)	6	0	62	(720)	(338)	(368)	383	0	30	(660)	(3,114)	(855)
Increase/(decrease) due to equity method investments					1	(15)	87	0	0	0	0	1	0	0	0	0	0	0	0	(1)	(14)	87
Reclassification adjustments, included in net income					27	(23)	(13)	16	(13)	50	(24)	6	(15)	105	93	20	12	13	27	82	76	69
Cumulative effect of accounting changes, net of tax						0			135			0			0			0			135
Balance	(15,134)	(14,555)	(11,638)	(10,939)	(66)	(33)	(41)	(11,778)	(11,470)	(8,770)	99	117	110	(3,751)	(3,136)	(2,891)	362	(33)	(46)	(15,134)	(14,555)	(11,638)

Tax (Details) (CHF)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income from continuing operations before taxes (CHF)
Switzerland	455,000,000	1,734,000,000	2,383,000,000
Foreign	3,006,000,000	5,753,000,000	5,694,000,000
Income from continuing operations before taxes	3,461,000,000	7,487,000,000	8,077,000,000
Current and deferred taxes (CHF)
Switzerland	38,000,000	81,000,000	203,000,000
Foreign	437,000,000	243,000,000	757,000,000
Current income tax expense	475,000,000	324,000,000	960,000,000
Switzerland	(176,000,000)	(149,000,000)	87,000,000
Foreign	372,000,000	1,373,000,000	788,000,000
Deferred income tax expense	196,000,000	1,224,000,000	875,000,000
Income tax expense	671,000,000	1,548,000,000	1,835,000,000
Income tax expense/(benefit) on discontinued operations	0	0	(19,000,000)
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	(4,000,000)	4,000,000	0
Cumulative translation adjustment	16,000,000	32,000,000	(164,000,000)
Unrealized gains/(losses) on securities	12,000,000	(2,000,000)	16,000,000
Actuarial gains/(losses)	(172,000,000)	(82,000,000)	(116,000,000)
Net prior service credit/(cost)	105,000,000	3,000,000	15,000,000
Share-based compensation and treasury shares	256,000,000	(671,000,000)	(176,000,000)
Reconciliation of taxes computed at the Swiss statutory rate (CHF)
Income tax expense computed at the statutory tax rate of 22%	761,000,000	1,647,000,000	1,777,000,000
Swiss statutory rate (as a percent)	22.00%	22.00%	22.00%
Increase/(decrease) in income taxes resulting from:
Foreign tax rate differential	(40,000,000)	519,000,000	882,000,000
Non-deductible amortization of other intangible assets and goodwill impairment	0	1,000,000	3,000,000
Other non-deductible expenses	447,000,000	623,000,000	540,000,000
Additional taxable income	8,000,000	22,000,000	71,000,000
Lower taxed income	(479,000,000)	(775,000,000)	(694,000,000)
of which tax benefit in respect of the Swiss tax effect of the valuation reduction in the investment in subsidiaries	55,000,000
of which tax benefit in respect of the reversal of the deferred tax liability recorded to cover estimated recapture of loss deductions arising from foreign branches of the Bank	116,000,000	130,000,000
Income taxable to non-controlling interests	(289,000,000)	(278,000,000)	313,000,000
Changes in tax law and rates	172,000,000	119,000,000	3,000,000
Changes in deferred tax valuation allowance	471,000,000	54,000,000	(123,000,000)
of which tax benefit from the release of valuation allowances on deferred tax assets	7,000,000	199,000,000	567,000,000
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards	428,000,000	193,000,000	433,000,000
Other	(380,000,000)	(384,000,000)	(937,000,000)
of which tax benefit or (charge) relating to the increase or (reversal) of deferred tax assets in two of the Group's operating entities, one in Switzerland and one in the US	261,000,000
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	123,000,000	301,000,000	156,000,000
of which foreign exchange translation gains or losses relating to deferred tax assets on tax loss carry-forwards recorded in UK entities			460,000,000
of which (increases) or releases of valuation allowance on deferred tax assets on net operating loss carry-forwards			(91,000,000)
of which tax benefit or (charge) relating to the increase or (reversal) of deferred tax assets on net operating loss carry-forwards			91,000,000
Income tax expense	671,000,000	1,548,000,000	1,835,000,000
Accumulated undistributed earnings from foreign subsidiaries	8,400,000,000

Tax (Details 2) (CHF)	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010	Dec. 31, 2009
Tax effect of temporary differences (CHF)
Compensation and benefits	2,262,000,000	2,239,000,000
Loans	392,000,000	602,000,000
Investment securities	1,489,000,000	1,479,000,000
Provisions	1,943,000,000	1,530,000,000
Business combinations	101,000,000	96,000,000
Derivatives	395,000,000	269,000,000
Real estate	212,000,000	200,000,000
Net operating loss carry-forwards	7,294,000,000	7,211,000,000
Other	178,000,000	143,000,000
Gross deferred tax assets before valuation allowance	14,266,000,000	13,769,000,000
Less valuation allowance	(2,690,000,000)	(2,264,000,000)	(2,799,000,000)
Gross deferred tax assets net of valuation allowance	11,576,000,000	11,505,000,000
Compensation and benefits	(129,000,000)	(62,000,000)
Loans	(147,000,000)	(136,000,000)
Investment securities	(1,356,000,000)	(827,000,000)
Provisions	(379,000,000)	(572,000,000)
Business combinations	(227,000,000)	(277,000,000)
Derivatives	(392,000,000)	(420,000,000)
Leasing	(58,000,000)	(66,000,000)
Real estate	(82,000,000)	(84,000,000)
Other	(296,000,000)	(56,000,000)
Gross deferred tax liabilities	(3,066,000,000)	(2,500,000,000)
Net deferred tax assets	8,510,000,000	9,005,000,000
Net deferred tax assets change	495,000,000
Valuation allowance against deferred tax assets of UK and Asia	419,000,000
Write-down of net deferred tax assets as a result of changes to corporation tax rates in the UK and Japan	172,000,000
Increase in net deferred tax assets as a result of re-measurement of deferred tax balances in Switzerland and the US	377,000,000
Net deferred tax decrease related to foreign exchange translation losses	(37,000,000)
Net deferred tax assets decrease related to temporary differences and taxable income	244,000,000
Net deferred tax assets related to the US and UK	7,766,000,000	8,406,000,000
Valuation allowance of a US and UK entity, as of the end of the period	1,643,000,000	1,302,000,000
Valuation allowance against deferred tax assets of UK entity	2,700,000,000	2,300,000,000
Net operating loss carry-forwards (CHF)
Due to expire within 1 year	31,000,000
Due to expire within 2 to 5 years	8,331,000,000
Due to expire within 6 to 10 years	3,664,000,000
Due to expire within 11 to 20 years	8,199,000,000
Amount due to expire	20,225,000,000
Amount not due to expire	11,459,000,000
Total net operating loss carry-forwards	31,684,000,000
Movements in the valuation allowance (CHF)
Balance at beginning of period	2,264,000,000	2,799,000,000	2,976,000,000
Net changes	426,000,000	(535,000,000)	(177,000,000)
Balance at end of period	2,690,000,000	2,264,000,000	2,799,000,000
Net operating loss carryforward period as per US tax law (in years)	20
Net operating loss carryforward period as per Swiss tax law (in years)	7
Tax benefits associated with share-based compensation (CHF)
Tax benefits recorded in the consolidated statements of operations	466,000,000	539,000,000	632,000,000
Windfall tax benefits/(shortfall tax charge) recorded in additional paid-in capital	(280,000,000)	615,000,000	179,000,000
Tax benefits in respect of tax on dividend equivalent payments	2,000,000	26,000,000	0
Windfall deductions and dividend equivalents not resulting in a reduction of income taxes payable	1,100,000,000	1,000,000,000
Tax benefit that will be recorded when benefit of deductions for dividend equivalent payments is realized	278,000,000
Movements in gross unrecognized tax benefits (CHF)
Balance at beginning of period	578,000,000	964,000,000	1,177,000,000
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	54,000,000	53,000,000	17,000,000
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(177,000,000)	(286,000,000)	(198,000,000)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	30,000,000	39,000,000	17,000,000
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(65,000,000)	(31,000,000)	(58,000,000)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(19,000,000)	(91,000,000)	(6,000,000)
Other (including foreign currency translation)	(28,000,000)	(70,000,000)	15,000,000
Balance at end of period	373,000,000	578,000,000	964,000,000
of which, if recognized, would affect the effective tax rate	366,000,000	554,000,000	915,000,000
Interest and penalties (CHF)
Interest and penalties recognized in the consolidated statements of operations	(19,000,000)	(43,000,000)	(15,000,000)
Interest and penalties recognized in the consolidated balance sheets	86,000,000	209,000,000	272,000,000
Reasonably possible decrease in unrecognized tax benefits, low end of range	0
Reasonably possible decrease in unrecognized tax benefits, high end of range	26,000,000

Employee deferred compensation (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation		3,052	3,585	3,718
Total shares delivered (million)
Total shares delivered (in shares)		24.2	47.3	39.1
Adjustable Performance Plan awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation		1,106	963
Restricted Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation		253
Cash Retention Awards (CRA)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation		0	578	822
2008 Partner Asset Facility (PAF) awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation		3	45	629
Total shares delivered (million)
Portion of PAF awards vested over first three months of 2009 (as a percent)	33.30%
Other Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation		334	422	431
Share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation		767	294	331
Scaled Incentive Share Unit (SISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation		415	561
Incentive Share Unit (ISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation		174	723	1,526
Performance Incentive Plans (PIP I and PIP II)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation		0	(1)	(21)

Employee deferred compensation (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 year
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	2,219
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period (in years)	1.5
Adjustable Performance Plan awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	569
Restricted Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	167
Other Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	87
Share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	1,100
Scaled Incentive Share Unit (SISU)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	211
Incentive Share Unit (ISU)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	85

Employee deferred compensation (Details 3)	1 Months Ended					12 Months Ended			1 Months Ended		1 Months Ended					12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended			12 Months Ended			1 Months Ended				12 Months Ended		1 Months Ended		12 Months Ended						12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Jan. 31, 2011 Adjustable Performance Plan awards CHF	Jan. 31, 2010 Adjustable Performance Plan awards CHF	Jan. 31, 2012 Share awards USD ($) year businessday	Jan. 31, 2012 Share awards CHF	Jan. 31, 2011 Share awards CHF year	Dec. 31, 2011 Share awards CHF	Dec. 31, 2010 Share awards CHF	Dec. 31, 2009 Share awards CHF	Jan. 31, 2012 Performance share awards CHF year	Jan. 19, 2012 Performance share awards CHF	Jan. 31, 2012 Other share-based awards	Jan. 31, 2012 Other share-based awards Minimum year	Jan. 31, 2012 Other share-based awards Maximum year	Jan. 31, 2012 Blocked shares CHF	Jan. 31, 2011 Blocked shares CHF	Dec. 31, 2011 Blocked shares	Dec. 31, 2010 Blocked shares	Dec. 31, 2011 Blocked shares Minimum M	Dec. 31, 2011 Blocked shares Maximum year	Jan. 31, 2010 Scaled Incentive Share Unit (SISU)	Dec. 31, 2011 Scaled Incentive Share Unit (SISU) CHF year	Dec. 31, 2010 Scaled Incentive Share Unit (SISU)	Jan. 31, 2010 Scaled Incentive Share Unit (SISU) Maximum count	Jan. 31, 2010 SISU base unit CHF	Dec. 31, 2011 SISU base unit year	Jan. 31, 2010 SISU leverage unit CHF	Jan. 31, 2010 Incentive Share Unit (ISU)	Jan. 31, 2009 Incentive Share Unit (ISU)	Dec. 31, 2011 Incentive Share Unit (ISU) year	Dec. 31, 2010 Incentive Share Unit (ISU) CHF year	Dec. 31, 2009 Incentive Share Unit (ISU) CHF year	Jan. 31, 2010 Incentive Share Unit (ISU) Maximum count	Jan. 31, 2009 Incentive Share Unit (ISU) Maximum count	Jan. 31, 2010 ISU leverage unit CHF	Jan. 31, 2009 ISU leverage unit CHF	Dec. 31, 2011 ISU leverage unit year	Mar. 31, 2011 ISU leverage unit CHF	Jan. 31, 2010 ISU base unit CHF	Jan. 31, 2009 ISU base unit CHF	Dec. 31, 2011 ISU base unit year	Dec. 31, 2011 ISU base unit Minimum	Dec. 31, 2011 Share options CHF year	Dec. 31, 2010 Share options CHF	Dec. 31, 2009 Share options CHF	Jan. 31, 2012 Share options	Dec. 31, 2011 Performance Incentive Plans (PIP I and PIP II) year	Apr. 30, 2010 PIP I	Dec. 31, 2010 PIP I	Dec. 31, 2009 PIP I	Mar. 31, 2011 PIP II CHF	Dec. 31, 2011 PIP II	Dec. 31, 2010 PIP II	Dec. 31, 2009 PIP II
Significant fair value assumptions
Expected volatility, in % (as a percent)																					33.42%									33.52%	62.97%
Expected dividend cash flows, in CHF
2009 (in CHF per share)																															0.1
2010 (in CHF per share)																					1.45									1.45	0.6
2011 (in CHF per share)																					1.55									1.55	1
2012 (in CHF per share)																					1.65									1.65
2013 (in CHF per share)																					1.75
Expected risk-free interest rate, in % (as a percent)																					1.26%									1.00%	1.24%
Expected term, in years																					4									3	3
Share award equal to number of Group share awards (in shares)			1	1					1		1																														1
Number of business days considered for calculating average price of the entity's share			12	12
Total value of share-based compensation awards granted					1,430,000,000
Minimum total compensation of certain employees to whom share awards are granted			250,000	250,000
Portion of awards that would vest on each anniversary of the grant date			One-third	One-third	One-quarter				One-third																															One-third
Vesting period (in years)			3	3	4				3			0	5								4				4											3				3						5
Percentage of amount that otherwise would have been received by employees in unrestricted cash in the form of blocked shares																50.00%	50.00%
Total awards granted									23,500,000
Total value of awards granted	1,102,000,000	1,187,000,000		438,000,000					516,000,000					11,000,000	35,000,000
Grant-date fair value (in CHF per share)									23.9
Period for which other share-based awards are blocked after the shares vest (in months / years)																		6	3
Moratorium period on early retirement, determined from grant date (in years)			2	2					2												2								2
Limit on multiple of the grant value of Group shares that can be received for each ISU granted																							3									3	3
Limit on number of Group shares that can be received for each award granted (in shares)																							3									5	5
Scaling factor to be applied to the grant value of share awards																							2.5
Number of Group shares at settlement for each PIP I award unit award (in shares)																																															4.8
Average Group share price below which zero shares will be awarded (in CHF per share)																																																		47
Estimated unrecognized compensation expense determined on the basis of fair value of the share-based compensation awards				464,000,000
Number of share awards
Balance at beginning of period (in shares)			48,100,000	48,100,000	17,300,000	17,300,000	15,500,000	20,800,000													20,400,000						41,500,000	59,800,000	37,700,000	41,500,000	59,800,000											29,800,000	34,900,000	39,000,000				11,900,000	12,200,000		6,100,000	6,200,000	6,400,000
Granted (in shares)			20,000,000	20,000,000	34,500,000	40,500,000	7,200,000	8,300,000						500,000	800,000					21,100,000	0	21,100,000					6,000,000	26,100,000		6,000,000	26,400,000
Settled (in shares)						(7,600,000)	(5,000,000)	(12,800,000)													(5,100,000)	(200,000)							(23,300,000)	(8,400,000)	(43,600,000)																	(11,700,000)	0		(6,100,000)	0	0
Forfeited (in shares)						(2,100,000)	(400,000)	(800,000)													(600,000)	(500,000)							(1,100,000)	(1,400,000)	(1,100,000)																	(200,000)	(300,000)		0	(100,000)	(200,000)
Balance at end of period (in shares)						48,100,000	17,300,000	15,500,000													14,700,000	20,400,000							13,300,000	37,700,000	41,500,000											16,900,000	29,800,000	34,900,000				0	11,900,000		0	6,100,000	6,200,000
of which vested (in shares)						1,800,000	1,300,000	1,200,000													1,000,000	200,000							1,400,000	3,900,000	2,700,000																	0	10,200,000			5,300,000	4,500,000
of which unvested (in shares)						46,300,000	16,000,000	14,300,000													13,700,000	20,200,000							11,900,000	33,800,000	38,800,000																	0	1,700,000			800,000	1,700,000
Weighted-average grant-date fair value (in CHF per share)
Weighted-average grant-date fair value - Balance at beginning of period (in CHF per share)				41.91	43.86	43.86	45.67	61.83
Weighted-average grant-date fair value - Granted (in CHF per share)				23.9	42.51	41.08	45.38	40.37																50.3		13.44								13.45	6.98			50.3	23.7
Weighted-average grant-date fair value - Settled (in CHF per share)						43.32	48.43	69.07
Weighted-average grant-date fair value - Forfeited (in CHF per share)						43.39	51.65	53.33
Weighted-average grant-date fair value - Balance at end of period (in CHF per share)						41.91	43.86	45.67
Share options:
Share options expiration (in years)																																										10
Weighted-average remaining contractual term (in years)																																										0.6
Total intrinsic value of options exercised																																										1,000,000	8,000,000	10,000,000
Cash received from options exercised																																										2,000,000	32,000,000	30,000,000
Share option activities
Number of share options - Balance at beginning of period																																										29,800,000	34,900,000	39,000,000
Number of share options - Exercised																																										(100,000)	(800,000)	(700,000)
Number of share options - Settled																																										0	0	(300,000)
Number of share options - Forfeited																																										0	0	0
Number of share options - Expired																																										(12,800,000)	(4,300,000)	(3,100,000)
Number of share options - Balance at end of period																																										16,900,000	29,800,000	34,900,000
Number of share options - Exercisable at end of period																																										16,900,000	29,800,000	34,800,000
Weighted-average exercise price - Balance at beginning of period (in CHF per share)																																										64.58	63.49	62.19
Weighted-average exercise price - Exercised (in CHF per share)																																										31.78	40.12	40.8
Weighted-average exercise price - Settled (in CHF per share)																																										0	0	68.36
Weighted-average exercise price - Forfeited (in CHF per share)																																										0	0	70.95
Weighted-average exercise price - Expired (in CHF per share)																																										82.61	60.37	52.05
Weighted-average exercise price - Balance at end of period (in CHF per share)																																										51	64.58	63.49
Weighted-average exercise price - Exercisable at end of period (in CHF per share)																																										51	64.58	63.49
Additional share options expired (in shares)																																													8,700,000
Aggregate intrinsic value of options outstanding and exercisable																																										0
Estimated unrecognized compensation expense										546,000,000
Period of time over which total estimated unrecognized compensation expense is expected to be recognized (in years)			3	3					3
Minimum predefined target price for settlement of shares (in CHF per share)																																					58.45

Employee deferred compensation (Details 4)	12 Months Ended	1 Months Ended	3 Months Ended		3 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended			12 Months Ended
	Dec. 31, 2011 Maximum USD ($)	Jan. 31, 2012 2011 Partner Asset Facility (PAF2) CHF year	Mar. 31, 2012 2011 Partner Asset Facility (PAF2) year	Mar. 02, 2012 2011 Partner Asset Facility (PAF2) CHF	Mar. 31, 2012 2011 Partner Asset Facility (PAF2) Minimum USD ($) year	Mar. 31, 2012 2011 Partner Asset Facility (PAF2) Maximum year	Mar. 31, 2012 USD-denominated awards	Mar. 31, 2012 CHF-denominated awards	Dec. 31, 2011 2009 Adjustable Performance Plan awards year	Dec. 31, 2011 2010 Adjustable Performance Plan awards CHF year	Jan. 31, 2011 Restricted Cash Awards CHF	Dec. 31, 2010 Restricted Cash Awards year	Dec. 31, 2011 2008 Partner Asset Facility (PAF) awards year count	Dec. 31, 2008 2008 Partner Asset Facility (PAF) awards	Jan. 21, 2009 2008 Partner Asset Facility (PAF) awards CHF	Jan. 31, 2011 Adjustable Performance Plan awards CHF	Jan. 31, 2010 Adjustable Performance Plan awards CHF	Jan. 31, 2009 Cash Retention Awards (CRA) year	Dec. 31, 2008 Cash Retention Awards (CRA) CHF	Dec. 31, 2011 PAF-extended
Other compensation benefits
Threshold of losses resulting from defaults made by the entity's counterparties in the portfolio	$ 500,000,000				$ 500,000,000
Annual return on balance of the PAF2 awards granted throughout the maturity period							6.50%	5.00%
Vesting Period (in years)			3						3	4		2						2
Annual negative adjustment outstanding APP awards (as a percent)										15.00%
Total value of awards granted		499,000,000									465,000,000					1,102,000,000	1,187,000,000
The amount of the cash component of variable compensation that must be exceeded to receive Cash Retention Awards (in CHF)																			300,000
Portion of awards that would expire on each anniversary of the grant date													0.33
Loss amount for each negative adjustment to outstanding APP awards										1,000,000,000
Contractual term of PAF2 award (in years)					4	9							8
Percentage of employees electing to exchange their existing PAF awards for new PAF awards																				35.00%
Portion of PAF awards fully vested upon grant (as a percent)														66.70%
Reference rate applied on the notional value of the award granted during the contractual term													LIBOR
Basis points added to reference rate applied on the notional value of the award granted during the contractual term (in basis points)													2.50%
Annual cash payment of the notional value of the awards (as a percent)													20.00%
Notional value of PAF awards at date of grant (in CHF)															686,000,000
Estimated unrecognized compensation expense				540,000,000
Period of time over which total estimated unrecognized compensation expense is expected to be recognized (in years)		3

Related parties (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 member	Dec. 31, 2010 member	Dec. 31, 2009
Loans to members of the Executive Board
Activity in loans to related parties
Balance at beginning of period	18	19	24
Additions	5	5	4
Reductions	(1)	(6)	(9)
Balance at end of period	22	18	19
Loans to members of the Executive Board, number of members	6	6
Loans to members of the Board of Directors
Activity in loans to related parties
Balance at beginning of period	35	25	24
Additions	2	14	11
Reductions	(3)	(4)	(10)
Balance at end of period	34	35	25
Loans to members of the Board of Directors, number of members	7	8
Loans made by Group or any of its subsidiaries to equity method investees
Activity in loans to related parties
Balance at beginning of period	45	83	575
Net borrowings/(repayments)	(32)	(38)	(492)
Balance at end of period	13	45	83

Related parties (Details 2) (CHF) Share data in Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Loans to members of the Board of Directors	Dec. 31, 2009 Loans to members of the Board of Directors	Dec. 31, 2011 Loans to members of the Executive Board year	Dec. 31, 2011 Credit Suisse Group Finance (Guernsey) Limited	Dec. 31, 2011 Other unconsolidated SPEs
Activity in loans to related parties
Loans to members of the Executive Board, term (in years)					10
Financing and banking agreements with companies in which current members of the Board of Directors have significant influence				50,000
Highest loan outstanding with an individual Executive Board member					11,000,000
Financing and banking agreements with companies in which current members of the Board of Directors have significant influence, maximum amount over most recent 3 years			10,000,000
Liabilities due to Group's own pension funds	2,424,000,000	1,734,000,000					23,000,000
Amount invested by Swiss pension fund into Mandatory Convertible Securities						350,000,000
Coupon rate of Mandatory Convertible Securities (as a percent)	2.00%
Shares issuable on conversion of Mandatory Convertible Securities (in shares)	16.5

Pension and other post-retirement benefits (Details) (CHF) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2011 plan	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 20, 2011
Total pension costs (CHF million)
Total pension costs				240	241	161
Fair value of plan assets (CHF million)
Beginning of the measurement period				15,549
End of the measurement period	16,190	16,190		16,190	15,549
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	(603)	(603)		(603)	(797)
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(3,751)	(3,751)		(3,751)	(3,136)
Prior service credit/(cost)	362	362		362	(33)
Total	(3,389)	(3,389)		(3,389)	(3,169)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Tax				172	82	116
Actuarial gains/(losses), Net				(758)	(338)
Prior service credit/(cost), Net				383
Amortization of actuarial losses/ (gains), Net				105	95
Amortization of prior service cost/(credit), Net				12	13
Immediate recognition due to curtailment/settlement, Net				38	(2)
Total amounts recognized in other comprehensive income, Net				(220)	(232)
Defined benefit pension plans
Total pension costs (CHF million)
Settlement losses/(gains)					6
Special termination benefits					5
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(3,696)	(3,696)		(3,696)	(3,084)
Prior service credit/(cost)	358	358		358	(39)
Total	(3,338)	(3,338)		(3,338)	(3,123)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross				(965)	(422)
Actuarial gains/(losses), Tax				216	103
Actuarial gains/(losses), Net				(749)	(319)
Prior service credit/(cost), Gross				485
Prior service credit/(cost), Tax				(102)
Prior service credit/(cost), Net				383
Amortization of actuarial losses/(gains), Gross				135	122
Amortization of actuarial losses/(gains), Tax				(35)	(30)
Amortization of actuarial losses/ (gains), Net				100	92
Amortization of prior service cost/(credit), Gross				17	18
Amortization of prior service cost/(credit), Tax				(4)	(4)
Amortization of prior service cost/(credit), Net				13	14
Immediate recognition due to curtailment/settlement, Gross				49	(2)
Immediate recognition due to curtailment/settlement, Tax				(11)
Immediate recognition due to curtailment/settlement, Net				38	(2)
Total amounts recognized in other comprehensive income, Gross				(279)	(284)
Total amounts recognized in other comprehensive income, Tax				64	69
Total amounts recognized in other comprehensive income, Net				(215)	(215)
Amounts in AOCI, net of tax, expected to be amortized in 2012
Amortization of actuarial losses/(gains)				161
Amortization of prior service cost/(credit)				(41)
Total				120
Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Employees participating in defined benefit plans (as a percent)				81.00%	82.00%
Value of plan assets (as a percent)				84.00%	86.00%
Pension benefit obligation (as a percent)				83.00%	85.00%
Total pension costs (CHF million)
Service costs on benefit obligation				319	269	217
Interest costs on benefit obligation				416	453	471
Expected return on plan assets				(668)	(637)	(610)
Amortization of recognized prior service cost/(credit)				17	17	35
Amortization of recognized actuarial losses/(gains)				84	86	6
Net periodic pension costs				168	188	119
Settlement losses/(gains)					1	6
Curtailment losses/(gains)			1	1
Special termination benefits			10	10	2	7
Total pension costs				179	191	132
PBO (CHF million)
Beginning of the measurement period				13,813	13,324
Plan participant contributions				240	250
Service costs				319	269	217
Interest costs				416	453	471
Plan amendments				(483)
Settlements					(6)
Curtailments				(51)	(1)
Special termination benefits				10	2
Reduction in PBO due to changeover from annuity to the savings section							515
Number of pension plans to merge	2
Actuarial losses/(gains)				302	(3)
Benefit payments				(622)	(475)
End of the measurement period	13,944	13,944		13,944	13,813	13,324
Fair value of plan assets (CHF million)
Beginning of the measurement period				13,428	12,594
Actual return on plan assets				(121)	377
Employer contributions				679	688
Plan participant contributions				240	250
Settlements					(6)
Benefit payments				(622)	(475)
End of the measurement period	13,604	13,604		13,604	13,428	12,594
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	(340)	(340)		(340)	(385)
Total funded status recognized in the consolidated balance sheet at December 31	(340)	(340)		(340)	(385)
Total amount recognized (CHF million)
Noncurrent assets	0	0		0	17
Current liabilities	0	0		0	0
Noncurrent liabilities	(340)	(340)		(340)	(402)
Total amount recognized in the consolidated balance sheet at December 31	(340)	(340)		(340)	(385)
ABO (CHF million)
End of the measurement period	13,467	13,467		13,467	12,847
Contributions disclosures
Special contribution made by the Group		203			199
Contribution to be made by the Group in next fiscal year	631	631		631
Amounts recognized in AOCI (CHF million)
Prior service credit/(cost)	(32)	(32)		(32)
Net benefit pension cost (%)
Discount rate (as a percent)				3.10%	3.50%	3.90%
Salary increases (as a percent)				2.00%	2.60%	2.60%
Expected long-term rate of return on plan assets (as a percent)				4.80%	4.80%	4.80%
Benefit obligation (%)
Discount rate (as a percent)	2.80%	2.80%		2.80%	3.10%	3.50%
Salary increases (as a percent)	1.40%	1.40%		1.40%	2.00%	2.60%
Defined benefit pension plans - Switzerland, annuity section | Minimum
Defined benefit plan, Disclosure
Employee contributions (as a percent)				9.00%
Group's contribution as a percentage of employees' contribution				200.00%
Defined benefit pension plans - Switzerland, annuity section | Maximum
Defined benefit plan, Disclosure
Employee contributions (as a percent)				12.50%
Defined benefit pension plans - Switzerland, saving section | Minimum
Defined benefit plan, Disclosure
Employee contributions (as a percent)				5.00%
Employer contributions (as a percent)				7.50%
Defined benefit pension plans - Switzerland, saving section | Maximum
Defined benefit plan, Disclosure
Employee contributions (as a percent)				14.00%
Employer contributions (as a percent)				25.00%
Defined benefit pension plans - International
Total pension costs (CHF million)
Service costs on benefit obligation				33	30	33
Interest costs on benefit obligation				123	134	129
Expected return on plan assets				(160)	(163)	(166)
Amortization of recognized prior service cost/(credit)					1	1
Amortization of recognized actuarial losses/(gains)				51	36	17
Net periodic pension costs				47	38	14
Settlement losses/(gains)					(2)	1
Curtailment losses/(gains)						(2)
Total pension costs				47	36	13
PBO (CHF million)
Beginning of the measurement period				2,373	2,299
Service costs				33	30	33
Interest costs				123	134	129
Plan amendments				(2)
Settlements				(1)	(3)
Curtailments				1
Special termination benefits				4	3
Actuarial losses/(gains)				199	220
Plans added					9
Benefit payments				(56)	(52)
Exchange rate losses/(gains)				1	(267)
End of the measurement period	2,675	2,675		2,675	2,373	2,299
Fair value of plan assets (CHF million)
Beginning of the measurement period				2,121	2,036
Actual return on plan assets				485	218
Employer contributions				33	172
Settlements				(1)	(3)
Benefit payments				(56)	(52)
Exchange rate gains/(losses)				4	(250)
End of the measurement period	2,586	2,586		2,586	2,121	2,036
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	(89)	(89)		(89)	(252)
Total funded status recognized in the consolidated balance sheet at December 31	(89)	(89)		(89)	(252)
Total amount recognized (CHF million)
Noncurrent assets	498	498		498	166
Current liabilities	(8)	(8)		(8)	(13)
Noncurrent liabilities	(579)	(579)		(579)	(405)
Total amount recognized in the consolidated balance sheet at December 31	(89)	(89)		(89)	(252)
ABO (CHF million)
End of the measurement period	2,584	2,584		2,584	2,287	2,235
Net benefit pension cost (%)
Discount rate (as a percent)				5.50%	6.00%	6.30%
Salary increases (as a percent)				4.20%	4.30%	4.00%
Expected long-term rate of return on plan assets (as a percent)				7.30%	7.20%	7.50%
Benefit obligation (%)
Discount rate (as a percent)	4.80%	4.80%		4.80%	5.50%	6.00%
Salary increases (as a percent)	4.00%	4.00%		4.00%	4.20%	4.30%
Defined benefit pension International plans, US
Total pension costs (CHF million)
Settlement losses/(gains)				0	1	7
Defined benefit pension International plans, UK
Contributions disclosures
Special contribution made by the Group					135
Contribution to be made by the Group in next fiscal year	0	0		0
Other post-retirement defined benefit plans
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(55)	(55)		(55)	(52)
Prior service credit/(cost)	4	4		4	6
Total	(51)	(51)		(51)	(46)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross				(15)	(31)
Actuarial gains/(losses), Tax				6	12
Actuarial gains/(losses), Net				(9)	(19)
Amortization of actuarial losses/(gains), Gross				9	6
Amortization of actuarial losses/(gains), Tax				(4)	(3)
Amortization of actuarial losses/ (gains), Net				5	3
Amortization of prior service cost/(credit), Gross				(2)	(2)
Amortization of prior service cost/(credit), Tax				1	1
Amortization of prior service cost/(credit), Net				(1)	(1)
Total amounts recognized in other comprehensive income, Gross				(8)	(27)
Total amounts recognized in other comprehensive income, Tax				3	10
Total amounts recognized in other comprehensive income, Net				(5)	(17)
Amounts in AOCI, net of tax, expected to be amortized in 2012
Amortization of actuarial losses/(gains)				8
Amortization of prior service cost/(credit)				(1)
Total				7
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)				9.00%	9.75%	9.75%
Weighted-average rate of health care benefit decrease (as a percent)				5.00%
Increase in post-retirement expenses due 1% increase in health care cost trend rate assumption				1.3	1.5	1.3
Increase in accumulated post-retirement defined benefit obligation due 1% increase in health care cost trend rate assumption				23	26	19
Decrease in post-retirement expenses due to 1% decrease in health care cost trend rate assumption				1.1	1.2	1
Decrease in post-retirement defined benefit obligation due to 1% decrease in health care cost trend rate assumption				19	21	16
Other post-retirement defined benefit plans - International
Total pension costs (CHF million)
Service costs on benefit obligation					1	1
Interest costs on benefit obligation				7	9	9
Amortization of recognized prior service cost/(credit)				(2)	(2)	(2)
Amortization of recognized actuarial losses/(gains)				9	6	8
Net periodic pension costs				14	14	16
Total pension costs				14	14	16
PBO (CHF million)
Beginning of the measurement period				160	141
Service costs					1	1
Interest costs				7	9	9
Actuarial losses/(gains)				15	31
Benefit payments				(8)	(8)
Exchange rate losses/(gains)					(14)
End of the measurement period	174	174		174	160	141
Fair value of plan assets (CHF million)
Employer contributions				8	8
Benefit payments				(8)	(8)
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	(174)	(174)		(174)	(160)
Total funded status recognized in the consolidated balance sheet at December 31	(174)	(174)		(174)	(160)
Total amount recognized (CHF million)
Current liabilities	(8)	(8)		(8)	(8)
Noncurrent liabilities	(166)	(166)		(166)	(152)
Total amount recognized in the consolidated balance sheet at December 31	(174)	(174)		(174)	(160)
Contributions disclosures
Contribution to be made by the Group in next fiscal year	8	8		8
Net benefit pension cost (%)
Discount rate (as a percent)				5.50%	6.10%	6.40%
Benefit obligation (%)
Discount rate (as a percent)	4.70%	4.70%		4.70%	5.50%	6.10%

Pension and other post-retirement benefits (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
PBO	13,944	13,813	13,324
ABO	13,467	12,847
Defined benefit pension plans - Switzerland | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	13,937	13,100
ABO	13,460	12,167
Fair value of plan assets	13,597	12,698
Defined benefit pension plans - Switzerland | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO		7
ABO		7
Fair value of plan assets		6
Defined benefit pension plans - International
Defined benefit plan, Disclosure
PBO	2,675	2,373	2,299
ABO	2,584	2,287	2,235
Defined benefit pension plans - International | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,340	1,212
ABO	1,304	1,163
Fair value of plan assets	753	794
Defined benefit pension plans - International | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,326	1,128
ABO	1,296	1,099
Fair value of plan assets	741	717

Pension and other post-retirement benefits (Details 3) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	16,190	15,549
Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	13,604	13,428	12,594
Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,586	2,121	2,036
Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	5,043	3,739
Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	4,777	3,536
Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	266	203
Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	9,243	9,955
Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	7,187	8,305
Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,056	1,650
Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,904	1,855	1,744
Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,640	1,587	1,497
Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	264	268	247
Group debt securities
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	598	251
Group equity securities and options
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	33	15
Cash and cash equivalents | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,212	2,256
Cash and cash equivalents | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	69	157
Cash and cash equivalents | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,212	890
Cash and cash equivalents | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	51	138
Cash and cash equivalents | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)		1,366
Cash and cash equivalents | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	18	19
Debt securities | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	5,415	5,382
Debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,012	831
Debt securities | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,525	1,806
Debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	130	65
Debt securities | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	3,890	3,576
Debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	792	644
Debt securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	90	122
Governments debt securities | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,449	1,844
Governments debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	130	58
Governments debt securities | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,410	1,806
Governments debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	128	57
Governments debt securities | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	39	38
Governments debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2	1
Corporate debt securities | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	3,966	3,538
Corporate debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	882	773
Corporate debt securities | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	115
Corporate debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2	8
Corporate debt securities | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	3,851	3,538
Corporate debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	790	643
Corporate debt securities | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	90	122	176
Corporate debt securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	90	122
Equity securities | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,461	2,122
Equity securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	889	1,006
Equity securities | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,040	840
Equity securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	82
Equity securities | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,421	1,282
Equity securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	807	1,006
Real estate | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,534	1,506
Real estate | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	500	492
Real estate | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,118	1,066	996
Real estate | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,034	1,014
Real estate - direct | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,034	1,014
Real estate - direct | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,034	1,014	982
Real estate - direct | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,034	1,014
Real estate - indirect | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	500	492
Real estate - indirect | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	84	52
Real estate - indirect | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	500	492
Real estate - indirect | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	84	52	14
Real estate - indirect | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	84	52
Alternative investments | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,982	2,213
Alternative investments | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	444	(3)
Alternative investments | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	3
Alternative investments | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,376	1,640
Alternative investments | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	351	(97)
Alternative investments | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	696	667	572
Alternative investments | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	606	573
Alternative investments | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	90	94
Private equity - alternative investments | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	606	573
Private equity - alternative investments | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	9	8
Private equity - alternative investments | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	615	581	527
Private equity - alternative investments | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	606	573
Private equity - alternative investments | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	9	8
Hedge funds | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,583	1,526
Hedge funds | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	81	84
Hedge funds | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,583	1,526
Hedge funds | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)		3
Hedge funds | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	81	81	45
Hedge funds | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	81	81
Other alternative investments | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	(207)	114
Other alternative investments | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	354	(95)
Other alternative investments | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	3
Other alternative investments | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	(207)	114
Other alternative investments | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	351	(100)
Other alternative investments | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	5
Other investments, plan assets | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	(51)
Other investments, plan assets | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	88	78
Other investments, plan assets | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	(51)
Other investments, plan assets | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	88	78
Other investments, plan assets | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	5	0

Pension and other post-retirement benefits (Details 4) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Defined benefit pension plans Level 3	Dec. 31, 2010 Defined benefit pension plans Level 3	Dec. 31, 2011 Defined benefit pension plans Level 3 Corporate debt securities	Dec. 31, 2010 Defined benefit pension plans Level 3 Corporate debt securities	Dec. 31, 2011 Defined benefit pension plans Level 3 Real estate	Dec. 31, 2010 Defined benefit pension plans Level 3 Real estate	Dec. 31, 2011 Defined benefit pension plans Level 3 Real estate - direct	Dec. 31, 2010 Defined benefit pension plans Level 3 Real estate - direct	Dec. 31, 2011 Defined benefit pension plans Level 3 Real estate - indirect	Dec. 31, 2010 Defined benefit pension plans Level 3 Real estate - indirect	Dec. 31, 2011 Defined benefit pension plans Level 3 Alternative investments	Dec. 31, 2010 Defined benefit pension plans Level 3 Alternative investments	Dec. 31, 2011 Defined benefit pension plans Level 3 Private equity - alternative investments	Dec. 31, 2010 Defined benefit pension plans Level 3 Private equity - alternative investments	Dec. 31, 2011 Defined benefit pension plans Level 3 Hedge funds	Dec. 31, 2010 Defined benefit pension plans Level 3 Hedge funds	Dec. 31, 2011 Defined benefit pension plans Level 3 Other investments, plan assets	Dec. 31, 2010 Defined benefit pension plans Level 3 Other investments, plan assets	Dec. 31, 2011 Defined benefit pension plans - Switzerland	Dec. 31, 2010 Defined benefit pension plans - Switzerland	Dec. 31, 2009 Defined benefit pension plans - Switzerland	Dec. 31, 2011 Defined benefit pension plans - Switzerland Corporate debt securities	Dec. 31, 2010 Defined benefit pension plans - Switzerland Corporate debt securities	Dec. 31, 2011 Defined benefit pension plans - Switzerland Real estate	Dec. 31, 2010 Defined benefit pension plans - Switzerland Real estate	Dec. 31, 2011 Defined benefit pension plans - Switzerland Real estate - direct	Dec. 31, 2010 Defined benefit pension plans - Switzerland Real estate - direct	Dec. 31, 2011 Defined benefit pension plans - Switzerland Real estate - indirect	Dec. 31, 2010 Defined benefit pension plans - Switzerland Real estate - indirect	Dec. 31, 2011 Defined benefit pension plans - Switzerland Alternative investments	Dec. 31, 2010 Defined benefit pension plans - Switzerland Alternative investments	Dec. 31, 2011 Defined benefit pension plans - Switzerland Private equity - alternative investments	Dec. 31, 2010 Defined benefit pension plans - Switzerland Private equity - alternative investments	Dec. 31, 2011 Defined benefit pension plans - Switzerland Hedge funds	Dec. 31, 2010 Defined benefit pension plans - Switzerland Hedge funds	Dec. 31, 2011 Defined benefit pension plans - Switzerland Other investments, plan assets	Dec. 31, 2010 Defined benefit pension plans - Switzerland Other investments, plan assets	Dec. 31, 2011 Defined benefit pension plans - Switzerland Level 3	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3	Dec. 31, 2011 Defined benefit pension plans - Switzerland Level 3 Real estate	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Real estate	Dec. 31, 2011 Defined benefit pension plans - Switzerland Level 3 Real estate - direct	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Real estate - direct	Dec. 31, 2011 Defined benefit pension plans - Switzerland Level 3 Alternative investments	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Alternative investments	Dec. 31, 2011 Defined benefit pension plans - Switzerland Level 3 Private equity - alternative investments	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Private equity - alternative investments	Dec. 31, 2011 Defined benefit pension plans - International	Dec. 31, 2010 Defined benefit pension plans - International	Dec. 31, 2011 Defined benefit pension plans - International Corporate debt securities	Dec. 31, 2010 Defined benefit pension plans - International Corporate debt securities	Dec. 31, 2011 Defined benefit pension plans - International Real estate - indirect	Dec. 31, 2010 Defined benefit pension plans - International Real estate - indirect	Dec. 31, 2011 Defined benefit pension plans - International Alternative investments	Dec. 31, 2010 Defined benefit pension plans - International Alternative investments	Dec. 31, 2011 Defined benefit pension plans - International Private equity - alternative investments	Dec. 31, 2010 Defined benefit pension plans - International Private equity - alternative investments	Dec. 31, 2011 Defined benefit pension plans - International Hedge funds	Dec. 31, 2010 Defined benefit pension plans - International Hedge funds	Dec. 31, 2011 Defined benefit pension plans - International Other investments, plan assets	Dec. 31, 2010 Defined benefit pension plans - International Other investments, plan assets	Dec. 31, 2011 Defined benefit pension plans - International Level 3	Dec. 31, 2010 Defined benefit pension plans - International Level 3	Dec. 31, 2011 Defined benefit pension plans - International Level 3 Corporate debt securities	Dec. 31, 2010 Defined benefit pension plans - International Level 3 Corporate debt securities	Dec. 31, 2011 Defined benefit pension plans - International Level 3 Real estate - indirect	Dec. 31, 2010 Defined benefit pension plans - International Level 3 Real estate - indirect	Dec. 31, 2011 Defined benefit pension plans - International Level 3 Alternative investments	Dec. 31, 2010 Defined benefit pension plans - International Level 3 Alternative investments	Dec. 31, 2011 Defined benefit pension plans - International Level 3 Private equity - alternative investments	Dec. 31, 2010 Defined benefit pension plans - International Level 3 Private equity - alternative investments	Dec. 31, 2011 Defined benefit pension plans - International Level 3 Hedge funds	Dec. 31, 2010 Defined benefit pension plans - International Level 3 Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	16,190	15,549	1,855	1,744	122	176	1,066	996	1,014	982	52	14	667	572	581	527	81	45	5	0	13,604	13,428	12,594	3,966	3,538	1,534	1,506	1,034	1,014	500	492	1,982	2,213	606	573	1,583	1,526	0	(51)	1,587	1,497	1,034	1,014	1,034	1,014	606	573	606	573	2,121	2,036	882	773	84	52	444	(3)	9	8	81	84	88	78	268	247	90	122	84	52	90	94	9	8	81	81
Transfers In			33	0	30	0							3				3																																															33	0
Transfers Out			(6)		(2)								(4)						(4)																																													(6)
On assets still held at reporting date			52	41	(4)	16	31	32	20	29	11	3	25	(7)	28	(7)	(3)	0	0	0																				47	22																							5	19
On assets sold during the period			3	4	5	1	0				0		(2)	3	(5)	1	3	2	0	0																				(5)																								8	4
Purchases, sales, settlements			(34)	88	(61)	(56)	21	40		3	21	37	6	104	10	61	(3)	38	(1)	5																				10	68																							(44)	20
Foreign currency translation impact			1	(22)	0	(15)	0	(2)			0	(2)	1	(5)	1	(1)	0	(4)	0																					1										4	(250)													0	(22)
End of the measurement period	16,190	15,549	1,904	1,855	90	122	1,118	1,066	1,034	1,014	84	52	696	667	615	581	81	81	0	5	13,604	13,428	12,594	3,966	3,538	1,534	1,506	1,034	1,014	500	492	1,982	2,213	606	573	1,583	1,526	0	(51)	1,640	1,587	1,034	1,014	1,034	1,014	606	573	606	573	2,586	2,121	882	773	84	52	444	(3)	9	8	81	84	88	78	264	268	90	122	84	52	90	94	9	8	81	81

Pension and other post-retirement benefits (Details 5)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined benefit pension plans - Switzerland
Weighted-average plan asset allocation (%)
Cash and cash equivalents (as a percent)	16.20%	16.80%
Debt securities (as a percent)	39.80%	40.00%
Equity securities (as a percent)	18.10%	15.80%
Real estate (as a percent)	11.30%	11.20%
Alternative investments (as a percent)	14.60%	16.20%
Insurance (as a percent)	0.00%	0.00%
Total (as a percent)	100.00%	100.00%
2012 (%)
Cash and cash equivalents (as a percent)	10.00%
Debt securities (as a percent)	40.00%
Equity securities (as a percent)	25.00%
Real estate (as a percent)	10.00%
Alternative investments (as a percent)	15.00%
Insurance (as a percent)	0.00%
Total (as a percent)	100.00%
Defined benefit pension plans - International
Weighted-average plan asset allocation (%)
Cash and cash equivalents (as a percent)	2.70%	7.40%
Debt securities (as a percent)	39.10%	39.10%
Equity securities (as a percent)	34.40%	47.40%
Real estate (as a percent)	3.20%	2.50%
Alternative investments (as a percent)	17.20%	0.00%
Insurance (as a percent)	3.40%	3.60%
Total (as a percent)	100.00%	100.00%
2012 (%)
Cash and cash equivalents (as a percent)	1.00%
Debt securities (as a percent)	56.00%
Equity securities (as a percent)	21.00%
Real estate (as a percent)	3.00%
Alternative investments (as a percent)	16.00%
Insurance (as a percent)	3.00%
Total (as a percent)	100.00%

Pension and other post-retirement benefits (Details 6) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined benefit pension plans
Estimated future benefit payments (CHF million)
2012	876
2013	873
2014	891
2015	900
2016	914
For five years thereafter	4,763
Contributions made by the Group to defined contribution pension plans	246	263	235
Other post-retirement defined benefit plans
Estimated future benefit payments (CHF million)
2012	8
2013	8
2014	9
2015	10
2016	10
For five years thereafter	54

Derivatives and hedging activities (Details) (CHF) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair value of derivative instruments
Notional amount	49,996.7	46,277.8
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge (in months)	20 months
Trading | Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	49,908.1	46,188.4
Positive replacement value (PRV)	925.2	678.9
Negative replacement value (NRV)	933.8	689.4
Trading | Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	42,366.9	38,732.8
Positive replacement value (PRV)	728.8	480.9
Negative replacement value (NRV)	720.8	474.6
Trading | Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	7,210.5	8,073.9
Positive replacement value (PRV)	4.5	6.3
Negative replacement value (NRV)	4.2	5.9
Trading | Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	28,754.5	24,103.8
Positive replacement value (PRV)	658	429.2
Negative replacement value (NRV)	650	422.3
Trading | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	2,902.5	2,420.3
Positive replacement value (PRV)	65.9	44.9
Negative replacement value (NRV)	66.3	46.1
Trading | Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	2,537.1	2,769.2
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	962.3	1,365.6
Positive replacement value (PRV)	0.4	0.5
Negative replacement value (NRV)	0.3	0.3
Trading | Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	4,224	3,937.4
Positive replacement value (PRV)	76.1	84.7
Negative replacement value (NRV)	94.7	98.9
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	2,133	2,062.4
Positive replacement value (PRV)	29.7	35.2
Negative replacement value (NRV)	30.7	37.9
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	1,230	1,059
Positive replacement value (PRV)	34.1	35
Negative replacement value (NRV)	51.3	45.8
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	831.7	796.9
Positive replacement value (PRV)	12.3	14.4
Negative replacement value (NRV)	12.7	15.1
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	25.6	13.5
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	3.7	5.6
Positive replacement value (PRV)	0	0.1
Negative replacement value (NRV)	0	0.1
Trading | Not designated for hedge accounting | Precious metals products
Fair value of derivative instruments
Notional amount	51.1	41.8
Positive replacement value (PRV)	2.3	2.4
Negative replacement value (NRV)	2.4	2.2
Trading | Not designated for hedge accounting | Precious metals products | Forwards
Fair value of derivative instruments
Notional amount	16.3	15.9
Positive replacement value (PRV)	1.4	1.7
Negative replacement value (NRV)	1.4	1.4
Trading | Not designated for hedge accounting | Precious metals products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	34.7	25.4
Positive replacement value (PRV)	0.9	0.7
Negative replacement value (NRV)	1	0.8
Trading | Not designated for hedge accounting | Precious metals products | Futures
Fair value of derivative instruments
Notional amount	0.1	0.5
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Equity/Index-related products:
Fair value of derivative instruments
Notional amount	880.8	955.5
Positive replacement value (PRV)	39.4	37.3
Negative replacement value (NRV)	41.8	41.8
Trading | Not designated for hedge accounting | Equity/Index-related products: | Forwards
Fair value of derivative instruments
Notional amount	4.1	6.2
Positive replacement value (PRV)	0.9	1.1
Negative replacement value (NRV)	0	0.1
Trading | Not designated for hedge accounting | Equity/Index-related products: | Swaps
Fair value of derivative instruments
Notional amount	211.4	213.7
Positive replacement value (PRV)	5.8	4.2
Negative replacement value (NRV)	5.7	7.5
Trading | Not designated for hedge accounting | Equity/Index-related products: | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	241.5	268.2
Positive replacement value (PRV)	14.5	15
Negative replacement value (NRV)	14.9	16.2
Trading | Not designated for hedge accounting | Equity/Index-related products: | Futures
Fair value of derivative instruments
Notional amount	57.8	77.9
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Equity/Index-related products: | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	366	389.5
Positive replacement value (PRV)	18.2	17
Negative replacement value (NRV)	21.2	18
Trading | Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	2,042.7	1,989.5
Positive replacement value (PRV)	63.3	49.5
Negative replacement value (NRV)	60	46.6
Trading | Not designated for hedge accounting | Other products.
Fair value of derivative instruments
Notional amount	342.6	531.4
Positive replacement value (PRV)	15.3	24.1
Negative replacement value (NRV)	14.1	25.3
Trading | Not designated for hedge accounting | Other products. | Forwards
Fair value of derivative instruments
Notional amount	8.7	32
Positive replacement value (PRV)	0.9	2
Negative replacement value (NRV)	0.8	1.9
Trading | Not designated for hedge accounting | Other products. | Swaps
Fair value of derivative instruments
Notional amount	63.6	100.9
Positive replacement value (PRV)	8.3	14.1
Negative replacement value (NRV)	7.8	15.7
Trading | Not designated for hedge accounting | Other products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	29.9	50.1
Positive replacement value (PRV)	2.2	3.2
Negative replacement value (NRV)	1.7	2.9
Trading | Not designated for hedge accounting | Other products. | Futures
Fair value of derivative instruments
Notional amount	177.1	219.8
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Other products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	63.3	128.6
Positive replacement value (PRV)	3.9	4.8
Negative replacement value (NRV)	3.8	4.8
Hedging | Designated for hedge accounting
Fair value of derivative instruments
Notional amount	88.6	89.4
Positive replacement value (PRV)	3.9	2.9
Negative replacement value (NRV)	2.3	1.8
Hedging | Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	71.2	70
Positive replacement value (PRV)	3.8	2.5
Negative replacement value (NRV)	2.3	1.7
Hedging | Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	71.2	70
Positive replacement value (PRV)	3.8	2.5
Negative replacement value (NRV)	2.3	1.7
Hedging | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	17.4	19.4
Positive replacement value (PRV)	0.1	0.4
Negative replacement value (NRV)	0	0.1
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	17.4	19.4
Positive replacement value (PRV)	0.1	0.4
Negative replacement value (NRV)	0	0.1
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products:
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products.
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0

Derivatives and hedging activities (Details 2) (CHF) In Billions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Replacement values (trading and hedging) before netting agreements
Fair value of derivative instruments
Positive replacement value (PRV)	929.1	681.8
Negative replacement value (NRV)	936.1	691.2
Counterparty netting
Fair value of derivative instruments
Positive replacement value (PRV)	(836.4)	(602.9)
Negative replacement value (NRV)	(836.4)	(602.9)
Cash collateral netting
Fair value of derivative instruments
Positive replacement value (PRV)	(36.5)	(28.5)
Negative replacement value (NRV)	(37.6)	(29.2)
Replacement values (trading and hedging) after netting agreements
Fair value of derivative instruments
Positive replacement value (PRV)	56.2	50.4
Negative replacement value (NRV)	62.1	59.1
Replacement values after netting agreements, of which recorded in trading assets (PRV) and trading liabilities (NRV)
Fair value of derivative instruments
Positive replacement value (PRV)	52.5	47.7
Negative replacement value (NRV)	60.1	57.9
Replacement values after netting agreements, of which recorded in other assets (PRV) and other liabilities (NRV)
Fair value of derivative instruments
Positive replacement value (PRV)	3.7	2.7
Negative replacement value (NRV)	2	1.2

Derivatives and hedging activities (Details 3) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	568	585	(661)
Gains/(losses) recognized in income on hedged items	(605)	(567)	641
Net gains/(losses) on the ineffective portion	(37)	18	(20)
Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	548	564	(664)
Gains/(losses) recognized in income on hedged items	(585)	(546)	644
Fair value hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	20	21	3
Gains/(losses) recognized in income on hedged items	(20)	(21)	(3)
Cash flow hedges
Derivative Instruments, Gain (Loss)
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	9
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(6)	39	117
Gains/(losses) reclassified from AOCI into income	31	27	13
Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	280	1,571	(1,389)
Gains/(losses) reclassified from AOCI into income	4	(4)	(21)
Net investment hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	0	8	12
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	280	1,563	(1,401)
Gains/(losses) reclassified from AOCI into income	4	(4)	(21)

Derivatives and hedging activities (Details 4) (CHF) In Billions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Contingent credit risk
Current net exposure	19.7	17.5
Collateral posted	16.6	15
Additional collateral required in a one-notch downgrade event	1.8	2.1
Additional collateral required in a two-notch downgrade event	3.9	4
Bilateral counterparties
Contingent credit risk
Current net exposure	17	14.6
Collateral posted	14.8	13
Additional collateral required in a one-notch downgrade event	0.2	0.2
Additional collateral required in a two-notch downgrade event	0.4	0.4
Special purpose entities
Contingent credit risk
Current net exposure	2	2.1
Collateral posted	1.8	2
Additional collateral required in a one-notch downgrade event	1.6	1.8
Additional collateral required in a two-notch downgrade event	3	3.2
Accelerated terminations
Contingent credit risk
Current net exposure	0.7	0.8
Additional collateral required in a one-notch downgrade event	0	0.1
Additional collateral required in a two-notch downgrade event	0.5	0.4

Derivatives and hedging activities (Details 5) (CHF)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Credit protection sold/purchased
Credit protection sold	(991,400,000,000)	(961,500,000,000)
Credit protection purchased	929,000,000,000	890,300,000,000
Net credit protection (sold)/purchased	(62,400,000,000)	(71,200,000,000)
Other protection purchased	95,800,000,000	96,800,000,000
Other instruments	26,500,000,000
Fair value of credit protection sold	(41,500,000,000)	(7,100,000,000)
Total credit derivatives	2,042,700,000,000
Total return swaps
Credit protection sold/purchased
Credit protection sold	(4,800,000,000)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(192,800,000,000)	(118,000,000,000)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(596,900,000,000)	(695,200,000,000)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(201,700,000,000)	(148,300,000,000)
Sovereigns
Credit protection sold/purchased
Credit protection sold	(153,200,000,000)	(130,700,000,000)
Credit protection purchased	150,100,000,000	128,200,000,000
Net credit protection (sold)/purchased	(3,100,000,000)	(2,500,000,000)
Other protection purchased	11,700,000,000	11,000,000,000
Fair value of credit protection sold	(9,600,000,000)	(3,100,000,000)
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(838,200,000,000)	(830,800,000,000)
Credit protection purchased	778,900,000,000	762,100,000,000
Net credit protection (sold)/purchased	(59,300,000,000)	(68,700,000,000)
Other protection purchased	84,100,000,000	85,800,000,000
Fair value of credit protection sold	(31,900,000,000)	(4,000,000,000)
Investment grade
Credit protection sold/purchased
Credit protection sold	(730,400,000,000)	(705,900,000,000)
Credit protection purchased	685,500,000,000	665,200,000,000
Net credit protection (sold)/purchased	(44,900,000,000)	(40,700,000,000)
Other protection purchased	70,100,000,000	63,500,000,000
Fair value of credit protection sold	(24,500,000,000)	(3,800,000,000)
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(261,000,000,000)	(255,600,000,000)
Credit protection purchased	243,500,000,000	225,100,000,000
Net credit protection (sold)/purchased	(17,500,000,000)	(30,500,000,000)
Other protection purchased	25,700,000,000	33,300,000,000
Fair value of credit protection sold	(17,000,000,000)	(3,300,000,000)
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(641,300,000,000)	(662,800,000,000)
Credit protection purchased	611,800,000,000	619,300,000,000
Net credit protection (sold)/purchased	(29,500,000,000)	(43,500,000,000)
Other protection purchased	72,300,000,000	66,200,000,000
Fair value of credit protection sold	(24,300,000,000)	(1,200,000,000)
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(134,100,000,000)	(90,700,000,000)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(394,500,000,000)	(468,200,000,000)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(112,700,000,000)	(103,900,000,000)
Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(134,800,000,000)	(115,200,000,000)
Credit protection purchased	132,600,000,000	113,500,000,000
Net credit protection (sold)/purchased	(2,200,000,000)	(1,700,000,000)
Other protection purchased	10,800,000,000	10,300,000,000
Fair value of credit protection sold	(8,100,000,000)	(2,400,000,000)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(506,500,000,000)	(547,600,000,000)
Credit protection purchased	479,200,000,000	505,800,000,000
Net credit protection (sold)/purchased	(27,300,000,000)	(41,800,000,000)
Other protection purchased	61,500,000,000	55,900,000,000
Fair value of credit protection sold	(16,200,000,000)	1,200,000,000
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(452,200,000,000)	(467,500,000,000)
Credit protection purchased	432,400,000,000	450,100,000,000
Net credit protection (sold)/purchased	(19,800,000,000)	(17,400,000,000)
Other protection purchased	55,600,000,000	49,000,000,000
Fair value of credit protection sold	(9,000,000,000)	1,000,000,000
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(189,100,000,000)	(195,300,000,000)
Credit protection purchased	179,400,000,000	169,200,000,000
Net credit protection (sold)/purchased	(9,700,000,000)	(26,100,000,000)
Other protection purchased	16,700,000,000	17,200,000,000
Fair value of credit protection sold	(15,300,000,000)	(2,200,000,000)
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(350,100,000,000)	(298,700,000,000)
Credit protection purchased	317,200,000,000	271,000,000,000
Net credit protection (sold)/purchased	(32,900,000,000)	(27,700,000,000)
Other protection purchased	23,500,000,000	30,600,000,000
Fair value of credit protection sold	(17,200,000,000)	(5,900,000,000)
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(58,700,000,000)	(27,300,000,000)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(202,400,000,000)	(227,000,000,000)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(89,000,000,000)	(44,400,000,000)
Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(18,400,000,000)	(15,500,000,000)
Credit protection purchased	17,500,000,000	14,700,000,000
Net credit protection (sold)/purchased	(900,000,000)	(800,000,000)
Other protection purchased	900,000,000	700,000,000
Fair value of credit protection sold	(1,500,000,000)	(700,000,000)
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(331,700,000,000)	(283,200,000,000)
Credit protection purchased	299,700,000,000	256,300,000,000
Net credit protection (sold)/purchased	(32,000,000,000)	(26,900,000,000)
Other protection purchased	22,600,000,000	29,900,000,000
Fair value of credit protection sold	(15,700,000,000)	(5,200,000,000)
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(278,200,000,000)	(238,400,000,000)
Credit protection purchased	253,100,000,000	215,100,000,000
Net credit protection (sold)/purchased	(25,100,000,000)	(23,300,000,000)
Other protection purchased	14,500,000,000	14,500,000,000
Fair value of credit protection sold	(15,500,000,000)	(4,800,000,000)
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(71,900,000,000)	(60,300,000,000)
Credit protection purchased	64,100,000,000	55,900,000,000
Net credit protection (sold)/purchased	(7,800,000,000)	(4,400,000,000)
Other protection purchased	9,000,000,000	16,100,000,000
Fair value of credit protection sold	(1,700,000,000)	(1,100,000,000)

Guarantees and commitments (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Guarantees
Maturity less than 1 year	55,441	68,447
Maturity between 1 to 3 years	17,076	23,518
Maturity between 3 to 5 years	7,982	9,010
Maturity greater than 5 years	8,526	7,894
Total gross amount	89,025	108,869
Total net amount	87,344	107,046
Carrying value	3,777	2,866
Collateral received	23,109	29,550
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	3,273	3,413
Maturity between 1 to 3 years	2,062	1,525
Maturity between 3 to 5 years	1,106	1,033
Maturity greater than 5 years	907	1,437
Total gross amount	7,348	7,408
Total net amount	6,613	6,922
Carrying value	50	512
Collateral received	2,455	4,357
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	5,598	6,627
Maturity between 1 to 3 years	1,674	2,157
Maturity between 3 to 5 years	1,317	1,213
Maturity greater than 5 years	1,715	2,109
Total gross amount	10,304	12,106
Total net amount	9,394	10,840
Carrying value	73	100
Collateral received	3,381	4,317
Securities lending indemnifications
Guarantees
Maturity less than 1 year	15,005	18,254
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	15,005	18,254
Total net amount	15,005	18,254
Carrying value	0	0
Collateral received	15,005	18,254
Derivatives
Guarantees
Maturity less than 1 year	27,593	35,804
Maturity between 1 to 3 years	12,953	19,292
Maturity between 3 to 5 years	5,137	6,486
Maturity greater than 5 years	5,710	4,061
Total gross amount	51,393	65,643
Total net amount	51,393	65,643
Carrying value	3,650	2,246
Other guarantees
Guarantees
Maturity less than 1 year	3,972	4,349
Maturity between 1 to 3 years	387	544
Maturity between 3 to 5 years	422	278
Maturity greater than 5 years	194	287
Total gross amount	4,975	5,458
Total net amount	4,939	5,387
Carrying value	4	8
Collateral received	2,268	2,622

Guarantees and commitments (Details 2)	12 Months Ended						6 Months Ended	12 Months Ended				96 Months Ended	6 Months Ended	96 Months Ended	6 Months Ended	96 Months Ended	6 Months Ended	96 Months Ended
	Jun. 30, 2012 CHF	Dec. 31, 2011 CHF	Dec. 31, 2010 USD ($)	Dec. 31, 2010 Government-sponsored enterprises USD ($)	Dec. 31, 2010 Private investors, primarily banks USD ($)	Dec. 31, 2010 Non-agency securitizations USD ($)	Dec. 31, 2011 RMBS USD ($)	Dec. 31, 2011 RMBS USD ($)	Dec. 31, 2011 RMBS CHF	Dec. 31, 2010 RMBS CHF	Dec. 31, 2009 RMBS CHF	Dec. 31, 2011 RMBS USD ($)	Dec. 31, 2011 RMBS Government-sponsored enterprises USD ($)	Dec. 31, 2011 RMBS Government-sponsored enterprises USD ($)	Dec. 31, 2011 RMBS Private investors, primarily banks USD ($)	Dec. 31, 2011 RMBS Private investors, primarily banks USD ($)	Dec. 31, 2011 RMBS Non-agency securitizations USD ($)	Dec. 31, 2011 RMBS Non-agency securitizations USD ($)
Guarantees and commitments
Amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland		6,000,000,000
Group's share in amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland	700,000,000
Guarantees
Residential mortgage loans sold												158,800,000,000		8,200,000,000		22,100,000,000		128,500,000,000
Residential mortgage loans sold in non-agency securitizations that are still outstanding as of balance sheet date																	30,900,000,000	30,900,000,000
Borrower payments on mortgage loans sold																		82,100,000,000
Loan defaults on mortgage loans sold																		15,500,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period			473,000,000	39,000,000	434,000,000	0	1,631,000,000						60,000,000		487,000,000		1,084,000,000
New claims							1,199,000,000						29,000,000		10,000,000		1,160,000,000
Claims settled through repurchases							(5,000,000)						0		(1,000,000)		(4,000,000)
Other settlements							(11,000,000)						(8,000,000)		0		(3,000,000)
Total claims settled							(16,000,000)						(8,000,000)		(1,000,000)		(7,000,000)
Claims rescinded							(105,000,000)						(13,000,000)		(64,000,000)		(28,000,000)
Transfers to arbitration and litigation							(1,966,000,000)						0		0		(1,966,000,000)
Balance at end of period			473,000,000	39,000,000	434,000,000	0	743,000,000	743,000,000				743,000,000	68,000,000	68,000,000	432,000,000	432,000,000	243,000,000	243,000,000
Repurchase price at the time of settlement								5,000,000
Other settlements, settlement value								9,000,000
Provisions for outstanding repurchase claims
Balance at beginning of period								29,000,000
Increase/(decrease) in provisions, net								47,000,000
Realized losses								(17,000,000)
Balance at end of period							59,000,000	59,000,000				59,000,000
Losses from repurchase of residential mortgage loans									(17,000,000)	(24,000,000)	(24,000,000)

Guarantees and Commitments (Details 3) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Lease commitments (CHF million)
2012	601
2013	550
2014	470
2015	414
2016	379
Thereafter	2,145
Future operating lease commitments	4,559
Less minimum non-cancellable sublease rentals	418
Total net future minimum lease commitments	4,141
Rental expense for operating leases (CHF million)
Minimum rental expense	554	625	599
Sublease rental income	(97)	(123)	(125)
Total net expenses for operating leases	457	502	474

Guarantees and commitments (Details 4) In Millions, unless otherwise specified	Dec. 31, 2011 BRL	Dec. 31, 2011 CHF	Dec. 31, 2010 CHF	Dec. 31, 2011 Irrevocable commitments under documentary credits CHF	Dec. 31, 2010 Irrevocable commitments under documentary credits CHF	Dec. 31, 2011 Loan commitments CHF	Dec. 31, 2010 Loan commitments CHF	Dec. 31, 2011 Forward reverse repurchase agreements CHF	Dec. 31, 2010 Forward reverse repurchase agreements CHF	Dec. 31, 2011 Other commitments CHF	Dec. 31, 2010 Other commitments CHF
Other commitments.
Maturity less than 1 year		193,687	211,602	5,644	4,500	157,701	153,759	28,885	51,968	1,457	1,375
Maturity between 1 to 3 years		20,396	36,302	3	10	19,988	35,459	0	0	405	833
Maturity between 3 to 5 years		36,667	13,370	40	41	35,755	12,234	0	0	872	1,095
Maturity greater than 5 years		7,990	8,658	0	0	7,116	8,101	0	0	874	557
Total gross amount		258,740	269,932	5,687	4,551	220,560	209,553	28,885	51,968	3,608	3,860
Total net amount		253,043	262,989	5,207	4,162	215,343	202,999	28,885	51,968	3,608	3,860
Collateral received		175,568	196,331	2,372	1,883	144,278	142,425	28,885	51,968	33	55
Unused revocable credit limits						138,051	136,533
Estimated redemption value of right to put available to redeemable noncontrolling interests	1,209	609

Transfers of financial assets and variable interest entities (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010 year	Dec. 31, 2009
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%	6.00%
CMBS
Transfers of financial assets disclosures
Net gain/(loss)	6	13	0
Proceeds from transfer of assets	974	523	144
Servicing fees	1	1	1
Cash received on interests that continue to be held	205	150	244
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	35,487	45,129
Total assets of SPE	52,536	65,667
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	57	79
Weighted-average life, in years	7.2	6.4
Prepayment speed assumption (rate per annum) in % (as a percent)	15.00%
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	342	412
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	4.1	3.4
Impact on fair value from 10% adverse change in cash flow discount rate	(30.5)	(13.7)
Impact on fair value from 20% adverse change in cash flow discount rate	(36.2)	(26.6)
Impact on fair value from 10% adverse change in expected credit losses	(29.8)	(9.8)
Impact on fair value from 20% adverse change in expected credit losses	(34.8)	(19.2)
CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	2.90%	5.50%
Expected credit losses (rate per annum), in % (as a percent)	1.20%	3.20%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	2.30%	2.20%
Expected credit losses rate (rate per annum), in % (as a percent)	1.90%	1.80%
CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	10.60%	10.20%
Expected credit losses (rate per annum), in % (as a percent)	9.30%	8.00%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	50.10%	40.30%
Expected credit losses rate (rate per annum), in % (as a percent)	49.00%	40.20%
CMBS | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	664	602
CMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(664)	(602)
CMBS | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	133	25
CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	42	79
CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	15	0
RMBS
Transfers of financial assets disclosures
Net gain/(loss)	65	214	194
Proceeds from transfer of assets	30,695	52,308	34,246
Purchases of previously transferred financial assets or their underlying collateral	(4)	0	(46)
Servicing fees	3	6	6
Cash received on interests that continue to be held	382	488	329
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	91,242	79,077
Total assets of SPE	95,297	85,556
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	5,095	3,110
Weighted-average life, in years	5.4	7.7
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	2,960	1,694
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	5.3	6.9
Impact on fair value from 10% adverse change in prepayment speed	(44.2)	(38.8)
Impact on fair value from 20% adverse change in prepayment speed	(86.6)	(78.1)
Impact on fair value from 10% adverse change in cash flow discount rate	(94.4)	(61.8)
Impact on fair value from 20% adverse change in cash flow discount rate	(151.9)	(117.6)
Impact on fair value from 10% adverse change in expected credit losses	(83.6)	(48.2)
Impact on fair value from 20% adverse change in expected credit losses	(131.5)	(92.1)
RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	9.00%	0.00%
Cash flow discount rate (rate per annum), in % (as a percent)	0.50%	0.00%
Expected credit losses (rate per annum), in % (as a percent)	0.30%	0.00%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Prepayment speed assumption (rate per annum), in % (as a percent)	0.10%	0.20%
Cash flow discount rate per annum, in % (as a percent)	0.30%	2.20%
Expected credit losses rate (rate per annum), in % (as a percent)	0.90%	1.50%
RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	34.90%	43.70%
Cash flow discount rate (rate per annum), in % (as a percent)	71.20%	70.10%
Expected credit losses (rate per annum), in % (as a percent)	71.00%	71.50%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Prepayment speed assumption (rate per annum), in % (as a percent)	30.00%	35.80%
Cash flow discount rate per annum, in % (as a percent)	49.10%	52.50%
Expected credit losses rate (rate per annum), in % (as a percent)	48.90%	49.90%
RMBS | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	12	58
RMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(12)	(58)
RMBS | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	688	1,070
RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	4,695	2,751
RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	399	359
ABS
Transfers of financial assets disclosures
Net gain/(loss)	0	0	19
Proceeds from transfer of assets	0	0	104
Purchases of previously transferred financial assets or their underlying collateral	0	0	(18)
Cash received on interests that continue to be held	4	6	18
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	3,023	4,171
Total assets of SPE	3,023	4,171
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	10	22
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	18.9	11.4
Impact on fair value from 10% adverse change in prepayment speed		(0.1)
Impact on fair value from 20% adverse change in prepayment speed		(0.3)
Impact on fair value from 10% adverse change in cash flow discount rate		(1)
Impact on fair value from 20% adverse change in cash flow discount rate		(1.8)
Impact on fair value from 10% adverse change in expected credit losses		(0.6)
Impact on fair value from 20% adverse change in expected credit losses		(1.2)
ABS | Minimum
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Prepayment speed assumption (rate per annum), in % (as a percent)		0.00%
Cash flow discount rate per annum, in % (as a percent)		7.50%
Expected credit losses rate (rate per annum), in % (as a percent)		3.60%
ABS | Maximum
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Prepayment speed assumption (rate per annum), in % (as a percent)		4.10%
Cash flow discount rate per annum, in % (as a percent)		28.00%
Expected credit losses rate (rate per annum), in % (as a percent)		24.90%
ABS | Trading assets.
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	43	19
ABS | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	1,268	1,341
ABS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(1,312)	(1,360)
ABS | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	10	22
Collateralized debt obligations
Transfers of financial assets disclosures
Net gain/(loss)	25	69	107
Proceeds from transfer of assets	988	2,952	2,374
Purchases of previously transferred financial assets or their underlying collateral	(206)	(1,823)	(1,850)
Cash received on interests that continue to be held	32	157	13
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	20,729	29,275
Total assets of SPE	20,729	29,279
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	244	262
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	2.9	1.8
Impact on fair value from 10% adverse change in cash flow discount rate	(3.9)	(1.3)
Impact on fair value from 20% adverse change in cash flow discount rate	(7.3)	(2.6)
Impact on fair value from 10% adverse change in expected credit losses	(2.7)	(0.8)
Impact on fair value from 20% adverse change in expected credit losses	(5.1)	(1.5)
Collateralized debt obligations | Minimum
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	2.60%	0.70%
Expected credit losses rate (rate per annum), in % (as a percent)	5.40%	0.80%
Collateralized debt obligations | Maximum
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	58.70%	29.20%
Expected credit losses rate (rate per annum), in % (as a percent)	31.80%	27.60%
Collateralized debt obligations | Trading assets.
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	40	203
Collateralized debt obligations | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	206	171
Collateralized debt obligations | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(246)	(374)
Collateralized debt obligations | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	42	35
Other asset-backed financing activities
Transfers of financial assets disclosures
Net gain/(loss)	(1)	16	12
Proceeds from transfer of assets	280	1,424	3,494
Purchases of previously transferred financial assets or their underlying collateral	(50)	(696)	(219)
Servicing fees	1	0	0
Cash received on interests that continue to be held	665	1,376	1,422
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	11,481	10,770
Total assets of SPE	11,555	10,770
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	1,500	2,440
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	2.4	3.7
Impact on fair value from 10% adverse change in cash flow discount rate	(4.3)	(4.6)
Impact on fair value from 20% adverse change in cash flow discount rate	(8.6)	(9.3)
Impact on fair value from 10% adverse change in expected credit losses	(4.1)	(4.1)
Impact on fair value from 20% adverse change in expected credit losses	(8.1)	(8.4)
Other asset-backed financing activities | Minimum
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	0.70%	0.80%
Expected credit losses rate (rate per annum), in % (as a percent)	9.50%	6.60%
Other asset-backed financing activities | Maximum
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	12.80%	7.80%
Expected credit losses rate (rate per annum), in % (as a percent)	12.20%	13.30%
Other asset-backed financing activities | Trading assets.
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	1,768	1,381
Other asset-backed financing activities | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	0	29
Other asset-backed financing activities | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(1,768)	(1,410)
Other asset-backed financing activities | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	1,461	2,397

Transfers of financial assets and variable interest entities (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 D year category	Dec. 31, 2010 D year
Transfers of financial assets and variable interest entities
Number of primary categories of VIEs	3
Average maturity of CP (in days)	18	12
Average maturity of conduit's assets (in years)	2.5	3.5
Minimum percentage of outstanding issuances held by primary beneficiary used under the previous consolidation model	50.00%
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,396	1,432
Trading assets, consolidated VIEs	6,399	8,717
Other investments, consolidated VIEs	2,346	2,334
Net loans, consolidated VIEs	5,940	3,745
Premises and equipment, consolidated VIEs	646	72
Liabilities of consolidated VIEs (CHF million)
Trading liabilities, consolidated VIEs	1,286	188
Short-term borrowings, consolidated VIEs	6,141	4,333
Long-term debt, consolidated VIEs	14,858	19,739
Other liabilities, consolidated VIEs	746	840
Consolidated VIEs
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,396	1,432
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	19
Trading assets, consolidated VIEs	6,399	8,717
Investment securities, consolidated VIEs	41	72
Other investments, consolidated VIEs	2,346	2,334
Net loans, consolidated VIEs	5,940	3,745
Premises and equipment, consolidated VIEs	646	72
Loans held-for-sale, consolidated VIEs	11,174	15,470
Other assets, consolidated VIEs	1,828	4,100
Total assets of consolidated VIEs	29,789	35,942
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	221	54
Trading liabilities, consolidated VIEs	1,286	188
Short-term borrowings, consolidated VIEs	6,141	4,333
Long-term debt, consolidated VIEs	14,858	19,739
Other liabilities, consolidated VIEs	746	840
Total liabilities of consolidated VIEs	23,252	25,154
Consolidated VIEs | CDOs
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,202	1,011
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0
Trading assets, consolidated VIEs	1,207	1,943
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	0	0
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	7,231	7,510
Other assets, consolidated VIEs	43	58
Total assets of consolidated VIEs	9,683	10,522
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	30	33
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	9,383	9,617
Other liabilities, consolidated VIEs	69	54
Total liabilities of consolidated VIEs	9,482	9,704
Consolidated VIEs | CP Conduit
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	24	24
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	19
Trading assets, consolidated VIEs	728	1,392
Investment securities, consolidated VIEs	41	72
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	4,720	2,521
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	0	0
Other assets, consolidated VIEs	751	1,278
Total assets of consolidated VIEs	6,283	5,287
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	0	0
Short-term borrowings, consolidated VIEs	6,141	4,307
Long-term debt, consolidated VIEs	24	23
Other liabilities, consolidated VIEs	2	6
Total liabilities of consolidated VIEs	6,167	4,336
Consolidated VIEs | Financial intermediation - Securitizations
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	0	95
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0
Trading assets, consolidated VIEs	18	31
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	0	0
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	3,941	7,960
Other assets, consolidated VIEs	0	1
Total assets of consolidated VIEs	3,959	8,087
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	0	0
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	4,483	9,139
Other liabilities, consolidated VIEs	0	99
Total liabilities of consolidated VIEs	4,483	9,238
Consolidated VIEs | Financial intermediation - Funds
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	43	118
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0
Trading assets, consolidated VIEs	2,681	3,417
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	0	46
Net loans, consolidated VIEs	0	0
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	0	0
Other assets, consolidated VIEs	30	65
Total assets of consolidated VIEs	2,754	3,646
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	0	149
Short-term borrowings, consolidated VIEs	0	26
Long-term debt, consolidated VIEs	276	499
Other liabilities, consolidated VIEs	24	32
Total liabilities of consolidated VIEs	300	706
Consolidated VIEs | Financial intermediation - Loans
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	102	129
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0
Trading assets, consolidated VIEs	554	605
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	1,863	1,781
Net loans, consolidated VIEs	62	60
Premises and equipment, consolidated VIEs	564	39
Loans held-for-sale, consolidated VIEs	2	0
Other assets, consolidated VIEs	741	2,278
Total assets of consolidated VIEs	3,888	4,892
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	3	0
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	227	221
Other liabilities, consolidated VIEs	158	322
Total liabilities of consolidated VIEs	388	543
Consolidated VIEs | Financial intermediation - Other
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	25	55
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0
Trading assets, consolidated VIEs	1,211	1,329
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	483	507
Net loans, consolidated VIEs	1,158	1,164
Premises and equipment, consolidated VIEs	82	33
Loans held-for-sale, consolidated VIEs	0	0
Other assets, consolidated VIEs	263	420
Total assets of consolidated VIEs	3,222	3,508
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	221	54
Trading liabilities, consolidated VIEs	1,253	6
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	465	240
Other liabilities, consolidated VIEs	493	327
Total liabilities of consolidated VIEs	2,432	627
Non-consolidated VIEs
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	10,301	9,953
Net loans, non-consolidated VIEs	9,749	10,662
Other assets, non-consolidated VIEs	423	112
Total variable interest assets, non-consolidated VIEs	20,473	20,727
Maximum exposure to loss (CHF million)
Maximum exposure to loss	23,178	25,896
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	224,134	238,367
Non-consolidated VIEs | CDOs
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	126	130
Net loans, non-consolidated VIEs	0	332
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	126	462
Maximum exposure to loss (CHF million)
Maximum exposure to loss	153	634
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	7,093	10,491
Non-consolidated VIEs | Financial intermediation - Securitizations
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	5,497	3,847
Net loans, non-consolidated VIEs	123	145
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	5,620	3,992
Maximum exposure to loss (CHF million)
Maximum exposure to loss	7,056	7,686
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	113,845	115,024
Non-consolidated VIEs | Financial intermediation - Funds
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	1,449	2,426
Net loans, non-consolidated VIEs	1,627	1,634
Other assets, non-consolidated VIEs	32	80
Total variable interest assets, non-consolidated VIEs	3,108	4,140
Maximum exposure to loss (CHF million)
Maximum exposure to loss	3,505	4,270
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	58,815	66,068
Non-consolidated VIEs | Financial intermediation - Loans
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	834	645
Net loans, non-consolidated VIEs	4,742	6,520
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	5,576	7,165
Maximum exposure to loss (CHF million)
Maximum exposure to loss	6,051	7,936
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	23,633	31,006
Non-consolidated VIEs | Financial intermediation - Other
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	2,395	2,905
Net loans, non-consolidated VIEs	3,257	2,031
Other assets, non-consolidated VIEs	391	32
Total variable interest assets, non-consolidated VIEs	6,043	4,968
Maximum exposure to loss (CHF million)
Maximum exposure to loss	6,413	5,370
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	20,748	15,778

Financial instruments (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Financial instruments
Interest rate yield curves used as a reference rate	OIS
Variable rate used as a reference rate	LIBOR
Loss from change in reference rate	146

Financial instruments (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets (CHF million)
Interest-bearing deposits with banks	405	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158,673	136,906
Securities received as collateral	30,191	42,147
Trading assets	279,553	324,704
Investment securities	5,158	7,945
Other investments	9,751	13,448
Loans	20,694	18,552
Other intangible assets (mortgage servicing rights)	70	66
Other assets	35,765	39,470
Level 1 | Recurring basis
Assets (CHF million)
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	26,052	36,319
Trading assets	155,329	190,546
Investment securities	3,658	6,190
Other investments	424	631
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	5,451	5,886
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	190,914	239,572
Less other investments - equity at fair value attributable to noncontrolling interests	(295)	(522)
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	190,619	239,050
Level 1 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	424	631
Level 1 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0	8
Level 1 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	94	431
Trading assets	82,241	84,937
Investment securities	3,649	6,186
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	61,507	67,775
Investment securities	3,302	5,904
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	340	196
Investment securities	0	0
Level 1 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	19,331	16,233
Level 1 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Level 1 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	25,958	35,888
Trading assets	57,398	91,376
Investment securities	9	4
Level 1 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	6,455	7,004
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	2,017	3,217
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	1	1
Level 1 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	3,929	3,002
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	0	0
Level 1 | Recurring basis | Other.
Assets (CHF million)
Trading assets	9,235	7,229
Level 2 | Recurring basis
Assets (CHF million)
Interest-bearing deposits with banks	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	157,469	135,709
Securities received as collateral	3,946	5,828
Trading assets	974,596	742,881
Investment securities	1,398	1,676
Other investments	282	1,382
Loans	13,852	12,294
Loans - of which commercial and industrial	7,591	6,574
Loans - of which financial institutions	5,480	5,389
Other intangible assets (mortgage servicing rights)	0	0
Other assets	23,050	24,526
Other assets - of which loans held-for-sale	12,104	14,866
Total assets at fair value	1,174,998	924,296
Less other investments - equity at fair value attributable to noncontrolling interests	(99)	(870)
Less assets consolidated under ASU 2009-17	(9,304)	(11,655)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	1,165,595	911,771
Level 2 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	232	575
Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	154	185
Level 2 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	50	807
Level 2 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	40	614
Level 2 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	3,895	5,812
Trading assets	52,766	58,605
Investment securities	1,315	1,590
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	8,123	8,100
Investment securities	0	284
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	3,835	5,552
Trading assets	27,622	34,722
Investment securities	748	984
Level 2 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	5,848	6,937
Level 2 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	4,556	2,226
Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	6,570	5,764
Investment securities	566	321
Level 2 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	51	16
Trading assets	9,039	10,943
Investment securities	83	86
Level 2 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	909,156	663,116
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	724,203	475,596
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	75,091	83,857
Level 2 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	32,734	31,967
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	61,120	46,824
Level 2 | Recurring basis | Other.
Assets (CHF million)
Trading assets	3,635	10,217
Level 3 | Recurring basis
Assets (CHF million)
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,204	1,197
Securities received as collateral	193	0
Trading assets	22,278	22,372
Investment securities	102	79
Other investments	9,045	11,435
Loans	6,842	6,258
Loans - of which commercial and industrial	4,559	3,558
Loans - of which financial institutions	2,179	2,195
Other intangible assets (mortgage servicing rights)	70	66
Other assets	7,469	9,253
Other assets - of which loans held-for-sale	6,901	8,932
Total assets at fair value	47,203	50,660
Less other investments - equity at fair value attributable to noncontrolling interests	(3,944)	(4,518)
Less assets consolidated under ASU 2009-17	(4,003)	(7,155)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	39,256	38,987
Level 3 | Recurring basis | Private equity
Assets (CHF million)
Other investments	4,306	4,609
Level 3 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	3,136	3,516
Level 3 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	266	259
Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	172	165
Level 3 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,504	4,723
Level 3 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	2,504	4,719
Level 3 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,969	1,844
Level 3 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	112	0
Trading assets	10,028	11,013
Investment securities	102	79
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	358	373
Investment securities	18	18
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	112	0
Trading assets	5,076	3,803
Investment securities	43	0
Level 3 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	1,786	3,264
Level 3 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	1,517	1,861
Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	727	1,135
Investment securities	41	62
Level 3 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	81	0
Trading assets	467	622
Investment securities	0	0
Level 3 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	9,587	8,719
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	2,547	2,072
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	1,040	843
Level 3 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	2,732	2,300
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	2,171	2,725
Level 3 | Recurring basis | Other.
Assets (CHF million)
Trading assets	2,196	2,018
Netting impact | Recurring basis
Assets (CHF million)
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	(872,650)	(631,095)
Investment securities	0	0
Other investments	0	0
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	(205)	(195)
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	(872,855)	(631,290)
Less other investments - equity at fair value attributable to noncontrolling interests	0	0
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	(872,855)	(631,290)
Netting impact | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0	0
Netting impact | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Netting impact | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	(872,650)	(631,095)
Netting impact | Recurring basis | Other.
Assets (CHF million)
Trading assets	0	0
Total - at fair value | Recurring basis
Assets (CHF million)
Interest-bearing deposits with banks	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158,673	136,906
Securities received as collateral	30,191	42,147
Trading assets	279,553	324,704
Investment securities	5,158	7,945
Other investments	9,751	13,448
Loans	20,694	18,552
Loans - of which commercial and industrial	12,150	10,132
Loans - of which financial institutions	7,659	7,584
Other intangible assets (mortgage servicing rights)	70	66
Other assets	35,765	39,470
Other assets - of which loans held-for-sale	19,005	23,798
Total assets at fair value	540,260	583,238
Less other investments - equity at fair value attributable to noncontrolling interests	(4,338)	(5,910)
Less assets consolidated under ASU 2009-17	(13,307)	(18,810)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	522,615	558,518
Total - at fair value | Recurring basis | Private equity
Assets (CHF million)
Other investments	4,306	4,609
Total - at fair value | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	3,136	3,516
Total - at fair value | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	498	834
Total - at fair value | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	326	350
Total - at fair value | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,978	6,161
Total - at fair value | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	2,544	5,341
Total - at fair value | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,969	1,844
Total - at fair value | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	4,101	6,243
Trading assets	145,035	154,555
Investment securities	5,066	7,855
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	69,988	76,248
Investment securities	3,320	6,206
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	3,947	5,552
Trading assets	33,038	38,721
Investment securities	791	984
Total - at fair value | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	26,965	26,434
Total - at fair value | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	6,073	4,087
Total - at fair value | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	7,297	6,899
Investment securities	607	383
Total - at fair value | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	26,090	35,904
Trading assets	66,904	102,941
Investment securities	92	90
Total - at fair value | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	52,548	47,744
Total - at fair value | Recurring basis | Other.
Assets (CHF million)
Trading assets	15,066	19,464

Financial instruments (Details 3) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Liabilities (CHF million)
Due to banks	2,721	3,444
Customer deposits	4,599	3,537
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	136,483	123,697
Obligation to return securities received as collateral	30,191	42,147
Trading liabilities	127,760	133,997
Short-term borrowings	3,547	3,308
Long-term debt	70,366	83,692
Other liabilities	31,092	29,185
Level 1 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	26,052	36,319
Trading liabilities	64,088	71,032
Short-term borrowings	0	0
Long-term debt	122	402
Other liabilities	0	0
Total liabilities	90,262	107,753
Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	122	402
Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0	0
Level 1 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	94	431
Trading liabilities	38,681	44,635
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	38,622	44,466
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	6	6
Level 1 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	25,958	35,888
Trading liabilities	19,124	19,580
Level 1 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	6,283	6,817
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,941	2,980
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	1	16
Level 1 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	3,809	2,971
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	0	0
Level 2 | Recurring basis
Liabilities (CHF million)
Due to banks	2,721	3,444
Customer deposits	4,599	3,537
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	136,483	123,190
Obligation to return securities received as collateral	3,946	5,828
Trading liabilities	930,013	685,197
Short-term borrowings	3,311	3,185
Long-term debt	57,529	66,493
Other liabilities	27,536	26,047
Total liabilities	1,166,138	916,921
Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	14,228	19,500
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	19,692	20,162
Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	10,564	12,200
Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	3,821	3,885
Level 2 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	3,895	5,812
Trading liabilities	9,301	11,356
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	829	1,130
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	3,835	5,552
Trading liabilities	7,591	9,432
Level 2 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	51	16
Trading liabilities	461	404
Level 2 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	920,251	673,437
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	717,248	470,284
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	91,846	95,916
Level 2 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	37,018	35,897
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	58,497	45,343
Level 3 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	507
Obligation to return securities received as collateral	193	0
Trading liabilities	7,343	9,200
Short-term borrowings	236	123
Long-term debt	12,715	16,797
Other liabilities	3,891	3,734
Total liabilities	24,378	30,361
Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	7,576	9,488
Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	3,585	6,825
Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	1,909	1,849
Level 3 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	112	0
Trading liabilities	21	65
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0	0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	112	0
Trading liabilities	13	65
Level 3 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	81	0
Trading liabilities	7	28
Level 3 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	7,315	9,107
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,588	1,341
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	2,836	2,941
Level 3 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	1,022	2,940
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	1,520	1,256
Netting impact | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	(873,684)	(631,432)
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	(335)	(596)
Total liabilities	(874,019)	(632,028)
Netting impact | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0	0
Netting impact | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0	0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	(873,684)	(631,432)
Total - at fair value | Recurring basis
Liabilities (CHF million)
Due to banks	2,721	3,444
Customer deposits	4,599	3,537
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	136,483	123,697
Obligation to return securities received as collateral	30,191	42,147
Trading liabilities	127,760	133,997
Short-term borrowings	3,547	3,308
Long-term debt	70,366	83,692
Other liabilities	31,092	29,185
Total liabilities	406,759	423,007
Total - at fair value | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	14,288	19,500
Total - at fair value | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	27,268	29,650
Total - at fair value | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	14,271	19,427
Total - at fair value | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	5,730	5,734
Total - at fair value | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	4,101	6,243
Trading liabilities	48,003	56,056
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	39,451	45,596
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	3,947	5,552
Trading liabilities	7,610	9,503
Total - at fair value | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	26,090	35,904
Trading liabilities	19,592	20,012
Total - at fair value | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	60,165	57,929

Financial instruments (Details 4) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Assets measured at fair value on a recurring basis for level 3
Transfers in, assets	14,893	13,008
Transfers out, assets	(14,766)	(16,918)
Recurring basis | Interest-bearing deposits with banks
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	0
Transfers in, assets	0
Transfers out, assets	(24)
Purchases, assets	27
Sales, assets	0
Issuances, assets	0
Settlements, assets	0
Gain (loss) on transfers in/out included in trading revenues, assets	(1)
Gain (loss) on all other activity included in trading revenues, assets	(2)
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Foreign currency translation impact, assets	0
Balance at end of period, assets	0
Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,197	1,514
Transfers in, assets	0	0
Transfers out, assets	(11)	0
Purchases, assets	0
Sales, assets	0
Issuances, assets	55
Settlements, assets	(45)
Purchases, sales, issuances, settlements, assets		(209)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	4	8
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	4	(116)
Balance at end of period, assets	1,204	1,197
Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	0
Transfers in, assets	201
Transfers out, assets	0
Purchases, assets	0
Sales, assets	0
Issuances, assets	0
Settlements, assets	(7)
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Foreign currency translation impact, assets	(1)
Balance at end of period, assets	193
Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	22,372	25,970
Transfers in, assets	6,906	6,657
Transfers out, assets	(6,302)	(5,533)
Purchases, assets	13,914
Sales, assets	(14,186)
Issuances, assets	777
Settlements, assets	(3,128)
Purchases, sales, issuances, settlements, assets		(4,295)
Gain (loss) on transfers in/out included in trading revenues, assets	51	325
Gain (loss) on all other activity included in trading revenues, assets	1,855	1,270
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(3)
Foreign currency translation impact, assets	19	(2,019)
Balance at end of period, assets	22,278	22,372
Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	11,013	11,980
Transfers in, assets	3,405	3,142
Transfers out, assets	(3,043)	(2,422)
Purchases, assets	10,382
Sales, assets	(11,218)
Issuances, assets	0
Settlements, assets	0
Purchases, sales, issuances, settlements, assets		(1,946)
Gain (loss) on transfers in/out included in trading revenues, assets	1	193
Gain (loss) on all other activity included in trading revenues, assets	(467)	1,037
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(2)
Foreign currency translation impact, assets	(45)	(969)
Balance at end of period, assets	10,028	11,013
Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,803	4,816
Transfers in, assets	931	770
Transfers out, assets	(706)	(604)
Purchases, assets	5,484
Sales, assets	(4,574)
Issuances, assets	0
Settlements, assets	0
Purchases, sales, issuances, settlements, assets		(870)
Gain (loss) on transfers in/out included in trading revenues, assets	34	45
Gain (loss) on all other activity included in trading revenues, assets	49	121
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(2)
Foreign currency translation impact, assets	55	(473)
Balance at end of period, assets	5,076	3,803
Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,264	3,626
Transfers in, assets	1,704	1,239
Transfers out, assets	(1,277)	(1,093)
Purchases, assets	2,820
Sales, assets	(4,230)
Issuances, assets	0
Settlements, assets	0
Purchases, sales, issuances, settlements, assets		(824)
Gain (loss) on transfers in/out included in trading revenues, assets	(37)	126
Gain (loss) on all other activity included in trading revenues, assets	(361)	491
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(97)	(301)
Balance at end of period, assets	1,786	3,264
Recurring basis | Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,861	2,461
Transfers in, assets	324	259
Transfers out, assets	(237)	(207)
Purchases, assets	831
Sales, assets	(1,072)
Issuances, assets	0
Settlements, assets	0
Purchases, sales, issuances, settlements, assets		(577)
Gain (loss) on transfers in/out included in trading revenues, assets	(2)	12
Gain (loss) on all other activity included in trading revenues, assets	(181)	(73)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(7)	(14)
Balance at end of period, assets	1,517	1,861
Recurring basis | Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,135	559
Transfers in, assets	370	607
Transfers out, assets	(625)	(435)
Purchases, assets	712
Sales, assets	(907)
Issuances, assets	0
Settlements, assets	0
Purchases, sales, issuances, settlements, assets		(28)
Gain (loss) on transfers in/out included in trading revenues, assets	16	7
Gain (loss) on all other activity included in trading revenues, assets	33	526
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(7)	(101)
Balance at end of period, assets	727	1,135
Recurring basis | Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	622	488
Transfers in, assets	309	334
Transfers out, assets	(515)	(177)
Purchases, assets	726
Sales, assets	(668)
Issuances, assets	0
Settlements, assets	0
Purchases, sales, issuances, settlements, assets		48
Gain (loss) on transfers in/out included in trading revenues, assets	35	(3)
Gain (loss) on all other activity included in trading revenues, assets	(47)	(31)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	5	(37)
Balance at end of period, assets	467	622
Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	8,719	11,192
Transfers in, assets	2,998	2,493
Transfers out, assets	(2,311)	(2,156)
Purchases, assets	0
Sales, assets	0
Issuances, assets	777
Settlements, assets	(3,085)
Purchases, sales, issuances, settlements, assets		(2,411)
Gain (loss) on transfers in/out included in trading revenues, assets	22	108
Gain (loss) on all other activity included in trading revenues, assets	2,436	301
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(1)
Foreign currency translation impact, assets	31	(807)
Balance at end of period, assets	9,587	8,719
Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,072	1,529
Transfers in, assets	815	576
Transfers out, assets	(142)	(206)
Purchases, assets	0
Sales, assets	0
Issuances, assets	133
Settlements, assets	(599)
Purchases, sales, issuances, settlements, assets		(109)
Gain (loss) on transfers in/out included in trading revenues, assets	13	102
Gain (loss) on all other activity included in trading revenues, assets	266	353
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(1)
Foreign currency translation impact, assets	(11)	(172)
Balance at end of period, assets	2,547	2,072
Recurring basis | Trading assets | Derivative instruments | Equity/index-related derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,300	3,298
Transfers in, assets	665	236
Transfers out, assets	(796)	(644)
Purchases, assets	0
Sales, assets	0
Issuances, assets	272
Settlements, assets	(184)
Purchases, sales, issuances, settlements, assets		(744)
Gain (loss) on transfers in/out included in trading revenues, assets	(21)	104
Gain (loss) on all other activity included in trading revenues, assets	455	315
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	41	(265)
Balance at end of period, assets	2,732	2,300
Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,725	4,339
Transfers in, assets	1,216	1,407
Transfers out, assets	(1,267)	(1,060)
Purchases, assets	0
Sales, assets	0
Issuances, assets	85
Settlements, assets	(2,051)
Purchases, sales, issuances, settlements, assets		(870)
Gain (loss) on transfers in/out included in trading revenues, assets	31	(141)
Gain (loss) on all other activity included in trading revenues, assets	1,453	(739)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(21)	(211)
Balance at end of period, assets	2,171	2,725
Recurring basis | Trading assets | Other.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,018	2,310
Transfers in, assets	194	688
Transfers out, assets	(433)	(778)
Purchases, assets	2,806
Sales, assets	(2,300)
Issuances, assets	0
Settlements, assets	(43)
Purchases, sales, issuances, settlements, assets		14
Gain (loss) on transfers in/out included in trading revenues, assets	(7)	27
Gain (loss) on all other activity included in trading revenues, assets	(67)	(37)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	28	(206)
Balance at end of period, assets	2,196	2,018
Recurring basis | Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	79	86
Transfers in, assets	2	0
Transfers out, assets	0	(133)
Purchases, assets	48
Sales, assets	(18)
Issuances, assets	0
Settlements, assets	(4)
Purchases, sales, issuances, settlements, assets		148
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	4
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(5)	(26)
Balance at end of period, assets	102	79
Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	11,435	14,253
Transfers in, assets	26	328
Transfers out, assets	(74)	(397)
Purchases, assets	1,092
Sales, assets	(4,803)
Issuances, assets	0
Settlements, assets	0
Purchases, sales, issuances, settlements, assets		(2,463)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	146	99
Gain (loss) on transfers in/out included in other revenues, assets	0	25
Gain (loss) on all other activity included in other revenues, assets	1,271	581
Foreign currency translation impact, assets	(48)	(991)
Balance at end of period, assets	9,045	11,435
Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,844	2,048
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	79
Sales, assets	(83)
Issuances, assets	0
Settlements, assets	0
Purchases, sales, issuances, settlements, assets		(134)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	116	113
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	13	(183)
Balance at end of period, assets	1,969	1,844
Recurring basis | Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	9,591	12,205
Transfers in, assets	26	328
Transfers out, assets	(74)	(397)
Purchases, assets	1,013
Sales, assets	(4,720)
Issuances, assets	0
Settlements, assets	0
Purchases, sales, issuances, settlements, assets		(2,329)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	30	(14)
Gain (loss) on transfers in/out included in other revenues, assets	0	25
Gain (loss) on all other activity included in other revenues, assets	1,271	581
Foreign currency translation impact, assets	(61)	(808)
Balance at end of period, assets	7,076	9,591
Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,258	11,079
Transfers in, assets	1,560	1,215
Transfers out, assets	(1,367)	(3,686)
Purchases, assets	1,335
Sales, assets	(978)
Issuances, assets	2,483
Settlements, assets	(2,338)
Purchases, sales, issuances, settlements, assets		(1,689)
Gain (loss) on transfers in/out included in trading revenues, assets	18	51
Gain (loss) on all other activity included in trading revenues, assets	(122)	81
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	34
Foreign currency translation impact, assets	(7)	(827)
Balance at end of period, assets	6,842	6,258
Recurring basis | Loans - of which commercial and industrial
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,558	8,346
Transfers in, assets	1,411	703
Transfers out, assets	(854)	(1,644)
Purchases, assets	447
Sales, assets	(521)
Issuances, assets	1,984
Settlements, assets	(1,494)
Purchases, sales, issuances, settlements, assets		(3,251)
Gain (loss) on transfers in/out included in trading revenues, assets	2	43
Gain (loss) on all other activity included in trading revenues, assets	(2)	(267)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	34
Foreign currency translation impact, assets	28	(406)
Balance at end of period, assets	4,559	3,558
Recurring basis | Loans - of which financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,195	2,454
Transfers in, assets	149	160
Transfers out, assets	(240)	(1,839)
Purchases, assets	836
Sales, assets	(353)
Issuances, assets	371
Settlements, assets	(608)
Purchases, sales, issuances, settlements, assets		1,439
Gain (loss) on transfers in/out included in trading revenues, assets	(1)	8
Gain (loss) on all other activity included in trading revenues, assets	(143)	362
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(27)	(389)
Balance at end of period, assets	2,179	2,195
Recurring basis | Other intangible assets.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	66	30
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	23
Sales, assets	0
Issuances, assets	0
Settlements, assets	0
Purchases, sales, issuances, settlements, assets		91
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(19)	(48)
Foreign currency translation impact, assets	0	(7)
Balance at end of period, assets	70	66
Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	9,253	6,744
Transfers in, assets	6,198	4,808
Transfers out, assets	(6,988)	(7,169)
Purchases, assets	4,730
Sales, assets	(5,534)
Issuances, assets	1,570
Settlements, assets	(1,442)
Purchases, sales, issuances, settlements, assets		4,158
Gain (loss) on transfers in/out included in trading revenues, assets	(105)	852
Gain (loss) on all other activity included in trading revenues, assets	(161)	1,043
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	1	39
Foreign currency translation impact, assets	(53)	(1,222)
Balance at end of period, assets	7,469	9,253
Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	8,932	6,220
Transfers in, assets	5,988	4,744
Transfers out, assets	(6,974)	(7,132)
Purchases, assets	4,426
Sales, assets	(5,180)
Issuances, assets	1,569
Settlements, assets	(1,443)
Purchases, sales, issuances, settlements, assets		4,294
Gain (loss) on transfers in/out included in trading revenues, assets	(105)	849
Gain (loss) on all other activity included in trading revenues, assets	(255)	1,106
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	46
Foreign currency translation impact, assets	(57)	(1,195)
Balance at end of period, assets	6,901	8,932
Recurring basis | Other assets - of which loans held-for-sale | RMBS
Assets measured at fair value on a recurring basis for level 3
Gain (loss) on all other activity included in trading revenues, assets	(528)
Recurring basis | Assets.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	50,660	59,676
Transfers in, assets	14,893	13,008
Transfers out, assets	(14,766)	(16,918)
Purchases, assets	21,169
Sales, assets	(25,519)
Issuances, assets	4,885
Settlements, assets	(6,964)
Purchases, sales, issuances, settlements, assets		(4,259)
Gain (loss) on transfers in/out included in trading revenues, assets	(37)	1,228
Gain (loss) on all other activity included in trading revenues, assets	1,720	2,505
Gain (loss) on transfers in/out included in other revenues, assets	0	25
Gain (loss) on all other activity included in other revenues, assets	1,253	603
Foreign currency translation impact, assets	(91)	(5,208)
Balance at end of period, assets	47,203	50,660

Financial instruments (Details 5) (Recurring basis, CHF)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	507,000,000	206,000,000
Transfers in, liabilities	0	0
Transfers out, liabilities	(293,000,000)	0
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	0
Settlements, liabilities	(199,000,000)
Purchases, sales, issuances, settlements, liabilities		356,000,000
Gain (loss) on transfers in/out included in trading revenues, liabilities	(4,000,000)	(3,000,000)
Gain (loss) on all other activity included in trading revenues, liabilities	0	3,000,000
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(11,000,000)	(55,000,000)
Balance at end of period, liabilities	0	507,000,000
Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	0
Transfers in, liabilities	201,000,000
Transfers out, liabilities	0
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	0
Settlements, liabilities	(7,000,000)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	(1,000,000)
Balance at end of period, liabilities	193,000,000
Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	9,200,000,000	11,951,000,000
Transfers in, liabilities	1,276,000,000	2,109,000,000
Transfers out, liabilities	(2,062,000,000)	(2,632,000,000)
Purchases, liabilities	214,000,000
Sales, liabilities	(290,000,000)
Issuances, liabilities	502,000,000
Settlements, liabilities	(1,928,000,000)
Purchases, sales, issuances, settlements, liabilities		(2,134,000,000)
Gain (loss) on transfers in/out included in trading revenues, liabilities	203,000,000	397,000,000
Gain (loss) on all other activity included in trading revenues, liabilities	259,000,000	454,000,000
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(31,000,000)	(945,000,000)
Balance at end of period, liabilities	7,343,000,000	9,200,000,000
Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,341,000,000	1,786,000,000
Transfers in, liabilities	91,000,000	387,000,000
Transfers out, liabilities	(45,000,000)	(307,000,000)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	2,000,000
Settlements, liabilities	(193,000,000)
Purchases, sales, issuances, settlements, liabilities		(283,000,000)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(4,000,000)	57,000,000
Gain (loss) on all other activity included in trading revenues, liabilities	383,000,000	(179,000,000)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	13,000,000	(120,000,000)
Balance at end of period, liabilities	1,588,000,000	1,341,000,000
Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,941,000,000	2,936,000,000
Transfers in, liabilities	48,000,000	156,000,000
Transfers out, liabilities	(135,000,000)	(16,000,000)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	17,000,000
Settlements, liabilities	(704,000,000)
Purchases, sales, issuances, settlements, liabilities		(421,000,000)
Gain (loss) on transfers in/out included in trading revenues, liabilities	7,000,000	5,000,000
Gain (loss) on all other activity included in trading revenues, liabilities	655,000,000	561,000,000
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	7,000,000	(280,000,000)
Balance at end of period, liabilities	2,836,000,000	2,941,000,000
Trading Liabilities | Equity/index-related derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,940,000,000	3,635,000,000
Transfers in, liabilities	113,000,000	194,000,000
Transfers out, liabilities	(716,000,000)	(744,000,000)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	153,000,000
Settlements, liabilities	(348,000,000)
Purchases, sales, issuances, settlements, liabilities		(574,000,000)
Gain (loss) on transfers in/out included in trading revenues, liabilities	181,000,000	140,000,000
Gain (loss) on all other activity included in trading revenues, liabilities	(1,236,000,000)	639,000,000
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(65,000,000)	(350,000,000)
Balance at end of period, liabilities	1,022,000,000	2,940,000,000
Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,256,000,000	1,996,000,000
Transfers in, liabilities	949,000,000	1,244,000,000
Transfers out, liabilities	(1,072,000,000)	(939,000,000)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	136,000,000
Settlements, liabilities	(414,000,000)
Purchases, sales, issuances, settlements, liabilities		(467,000,000)
Gain (loss) on transfers in/out included in trading revenues, liabilities	19,000,000	35,000,000
Gain (loss) on all other activity included in trading revenues, liabilities	622,000,000	(530,000,000)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	24,000,000	(83,000,000)
Balance at end of period, liabilities	1,520,000,000	1,256,000,000
Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	123,000,000	164,000,000
Transfers in, liabilities	64,000,000	46,000,000
Transfers out, liabilities	(23,000,000)	(69,000,000)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	320,000,000
Settlements, liabilities	(229,000,000)
Purchases, sales, issuances, settlements, liabilities		33,000,000
Gain (loss) on transfers in/out included in trading revenues, liabilities	1,000,000	5,000,000
Gain (loss) on all other activity included in trading revenues, liabilities	(24,000,000)	(41,000,000)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	4,000,000	(15,000,000)
Balance at end of period, liabilities	236,000,000	123,000,000
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	16,797,000,000	16,646,000,000
Transfers in, liabilities	7,346,000,000	4,313,000,000
Transfers out, liabilities	(8,522,000,000)	(8,781,000,000)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	6,253,000,000
Settlements, liabilities	(8,383,000,000)
Purchases, sales, issuances, settlements, liabilities		4,595,000,000
Gain (loss) on transfers in/out included in trading revenues, liabilities	(166,000,000)	658,000,000
Gain (loss) on all other activity included in trading revenues, liabilities	(490,000,000)	1,600,000,000
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(120,000,000)	(2,234,000,000)
Balance at end of period, liabilities	12,715,000,000	16,797,000,000
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	9,488,000,000	14,781,000,000
Transfers in, liabilities	1,911,000,000	1,330,000,000
Transfers out, liabilities	(2,109,000,000)	(3,364,000,000)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	2,921,000,000
Settlements, liabilities	(3,566,000,000)
Purchases, sales, issuances, settlements, liabilities		(2,198,000,000)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(55,000,000)	(52,000,000)
Gain (loss) on all other activity included in trading revenues, liabilities	(932,000,000)	179,000,000
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(82,000,000)	(1,188,000,000)
Balance at end of period, liabilities	7,576,000,000	9,488,000,000
Long-term debt | Long-term debt - of which nonrecourse liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	6,825,000,000	0
Transfers in, liabilities	5,187,000,000	2,789,000,000
Transfers out, liabilities	(6,213,000,000)	(5,069,000,000)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	2,609,000,000
Settlements, liabilities	(4,393,000,000)
Purchases, sales, issuances, settlements, liabilities		7,975,000,000
Gain (loss) on transfers in/out included in trading revenues, liabilities	(117,000,000)	696,000,000
Gain (loss) on all other activity included in trading revenues, liabilities	(215,000,000)	1,425,000,000
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(98,000,000)	(991,000,000)
Balance at end of period, liabilities	3,585,000,000	6,825,000,000
Other liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,734,000,000	3,995,000,000
Transfers in, liabilities	663,000,000	409,000,000
Transfers out, liabilities	(383,000,000)	(150,000,000)
Purchases, liabilities	290,000,000
Sales, liabilities	(437,000,000)
Issuances, liabilities	17,000,000
Settlements, liabilities	(245,000,000)
Purchases, sales, issuances, settlements, liabilities		(42,000,000)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(45,000,000)	(39,000,000)
Gain (loss) on all other activity included in trading revenues, liabilities	181,000,000	(283,000,000)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	128,000,000	170,000,000
Foreign currency translation impact, liabilities	(12,000,000)	(326,000,000)
Balance at end of period, liabilities	3,891,000,000	3,734,000,000
Other liabilities: | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,849,000,000	1,932,000,000
Transfers in, liabilities	607,000,000	197,000,000
Transfers out, liabilities	(345,000,000)	(37,000,000)
Purchases, liabilities	237,000,000
Sales, liabilities	(403,000,000)
Issuances, liabilities	0
Settlements, liabilities	0
Purchases, sales, issuances, settlements, liabilities		161,000,000
Gain (loss) on transfers in/out included in trading revenues, liabilities	(11,000,000)	5,000,000
Gain (loss) on all other activity included in trading revenues, liabilities	(20,000,000)	(244,000,000)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(5,000,000)	(165,000,000)
Balance at end of period, liabilities	1,909,000,000	1,849,000,000
Liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	30,361,000,000	32,962,000,000
Transfers in, liabilities	9,550,000,000	6,877,000,000
Transfers out, liabilities	(11,283,000,000)	(11,632,000,000)
Purchases, liabilities	504,000,000
Sales, liabilities	(727,000,000)
Issuances, liabilities	7,092,000,000
Settlements, liabilities	(10,991,000,000)
Purchases, sales, issuances, settlements, liabilities		2,808,000,000
Gain (loss) on transfers in/out included in trading revenues, liabilities	(11,000,000)	1,018,000,000
Gain (loss) on all other activity included in trading revenues, liabilities	(74,000,000)	1,733,000,000
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	128,000,000	170,000,000
Foreign currency translation impact, liabilities	(171,000,000)	(3,575,000,000)
Balance at end of period, liabilities	24,378,000,000	30,361,000,000

Financial instruments (Details 6) (Recurring basis, CHF)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Recurring basis
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	20,299,000,000	26,714,000,000
Transfers in, net assets/liabilities	5,343,000,000	6,131,000,000
Transfers out, net assets/liabilities	(3,483,000,000)	(5,286,000,000)
Purchases, net assets/liabilities	20,665,000,000
Sales, net assets/liabilities	(24,792,000,000)
Issuances, net assets/liabilities	(2,207,000,000)
Settlements, net assets/liabilities	4,027,000,000
Purchases, sales, issuances, settlements, net assets/liabilities		(7,067,000,000)
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(26,000,000)	210,000,000
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	1,794,000,000	772,000,000
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	0	25,000,000
Gain (loss) on all other activity included in other revenues, net assets/liabilities	1,125,000,000	433,000,000
Foreign currency translation impact, net assets/liabilities	80,000,000	(1,633,000,000)
Balance at beginning of period, net assets/liabilities	22,825,000,000	20,299,000,000
Level 3 assets - additional disclosures
Level 3 assets shown as purchases due to the adoption of ASU 2009-17 as of January 1, 2010		10,100,000,000

Financial instruments (Details 7) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	2,893	1,440
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	514	(1,077)
Transfers into level 3 assets	14,893	13,008
Transfers out of level 3 assets	14,766	16,918
Trading Revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	1,768	982
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	546	(1,197)
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	1,125	458
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(32)	120

Financial instruments (Details 8) (Nonrecurring basis, CHF) In Billions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Total - at fair value
Assets and liabilities recorded at fair value
Loans	0.7	0.6
Level 2
Assets and liabilities recorded at fair value
Loans	0	0.1
Level 3
Assets and liabilities recorded at fair value
Loans	0.7	0.5

Financial instruments (Details 9) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financial instruments (CHF million)
Interest-bearing deposits with banks	2,272	1,524
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	236,963	220,443
Loans	233,413	218,842
Other assets	78,296	79,585
Due to banks and customer deposits	(353,548)	(325,057)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(176,559)	(168,394)
Short-term borrowings	(26,116)	(21,683)
Long-term debt	(162,655)	(173,752)
Other liabilities	(63,217)	(62,214)
Aggregate fair value
Loans (CHF million)
Non-interest-earning loans	807	758
Financial instruments (CHF million)
Interest-bearing deposits with banks	405	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158,673	136,906
Loans	20,694	18,552
Other assets	20,511	25,078
Due to banks and customer deposits	(610)	(410)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(136,483)	(123,697)
Short-term borrowings	(3,547)	(3,308)
Long-term debt	(70,366)	(83,692)
Other liabilities	(5,730)	(5,734)
Aggregate unpaid principal
Loans (CHF million)
Non-interest-earning loans	3,277	2,274
Financial instruments (CHF million)
Interest-bearing deposits with banks	404	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	157,889	135,939
Loans	21,382	18,677
Other assets	30,778	36,195
Due to banks and customer deposits	(620)	(420)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(136,396)	(123,562)
Short-term borrowings	(3,681)	(3,262)
Long-term debt	(79,475)	(90,271)
Other liabilities	(8,210)	(7,569)
Difference
Loans (CHF million)
Non-interest-earning loans	(2,470)	(1,516)
Financial instruments (CHF million)
Interest-bearing deposits with banks	1	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	784	967
Loans	(688)	(125)
Other assets	(10,267)	(11,117)
Due to banks and customer deposits	10	10
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(87)	(135)
Short-term borrowings	134	(46)
Long-term debt	9,109	6,579
Other liabilities	2,480	1,835

Financial instruments (Details 10) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	0	11	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	1,698	1,901	1,363
Other trading assets
Gains (losses) on financial instruments
Net gains/(losses)	10	46	262
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	196	(225)	998
Net gains/(losses) of which related to credit risk - on assets	(14)	(2)	0
Loans
Gains (losses) on financial instruments
Net gains/(losses)	(1,105)	1,065	7,976
Net gains/(losses) of which related to credit risk - on assets	(256)	707	5,255
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	476	5,896	1,458
Net gains/(losses) of which related to credit risk - on assets	(332)	589	549
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(2)	(27)	(9)
Net gains/(losses) of which related to credit risk - on liabilities	45	0	2
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(575)	(471)	(1,421)
Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	91	(51)	(778)
Net gains/(losses) of which related to credit risk - on liabilities	(2)	1	6
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	2,342	(6,162)	(10,345)
Net gains/(losses) of which related to credit risk - on liabilities	1,909	273	(4,004)
Other liabilities:
Gains (losses) on financial instruments
Net gains/(losses)	(286)	(232)	1,299
Net gains/(losses) of which related to credit risk - on liabilities	(348)	(97)	1,125
Vanilla debt
Gains (losses) on financial instruments
Net gains/(losses) of which related to credit risk - on liabilities	1,210	341	(4,458)

Financial instruments (Details 11) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011 year	Dec. 31, 2010 year
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,818	5,862
Redeemable	5,278	7,061
Total fair value	10,096	12,923
Unfunded commitments	1,677	1,743
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	2,248	2,399
Redeemable attributable to non-controlling interest	91	95
Unfunded commitments attributable to non-controlling interest	540	641
High end of period of time, in years, that the underlying assets of non-redeemable funds are expected to be liquidated	10	10
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	85	37
Redeemable	4,847	6,260
Total fair value	4,932	6,297
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	45	0
Redeemable	61	29
Total fair value	106	29
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	40	37
Redeemable	4,864	6,340
Total fair value	4,904	6,377
Unfunded commitments	0	0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	46.00%	47.00%
Percentage of investment subject to monthly redemption	17.00%	22.00%
Percentage of investment subject to quarterly redemption	19.00%
Percentage of investment subject to annual redemption	18.00%	16.00%
Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	(78)	(109)
Total fair value	(78)	(109)
Unfunded commitments	0	0
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,733	5,825
Redeemable	431	801
Total fair value	5,164	6,626
Unfunded commitments	1,677	1,743
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	67	33
Redeemable	431	801
Total fair value	498	834
Unfunded commitments	274	234
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	10.00%	22.00%
Percentage of investment subject to monthly redemption		17.00%
Percentage of investment subject to quarterly redemption	72.00%	51.00%
Percentage of investment subject to annual redemption	17.00%
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,306	4,609
Redeemable	0	0
Total fair value	4,306	4,609
Unfunded commitments	1,403	1,509
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	360	1,183
Redeemable	0	0
Total fair value	360	1,183
Unfunded commitments	0	0
Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	58	20
Redeemable	268	330
Total fair value	326	350
Unfunded commitments	219	234
Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	9	12
Redeemable	0	0
Total fair value	9	12
Unfunded commitments	18	19
Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4	8
Redeemable	50	219
Total fair value	54	227
Unfunded commitments	0	0
Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	3,136	3,516
Redeemable	0	0
Total fair value	3,136	3,516
Unfunded commitments	954	1,054
Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	338	322
Redeemable	0	0
Total fair value	338	322
Unfunded commitments	200	223
Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	5	5
Redeemable	113	252
Total fair value	118	257
Unfunded commitments	55	0
Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	823	759
Redeemable	0	0
Total fair value	823	759
Unfunded commitments	231	213

Financial instruments (Details 12) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financial assets (CHF million)
Securities received as collateral	30,191	42,147
Trading assets	279,553	324,704
Investment securities	5,160	8,397
Loans	233,413	218,842
Financial liabilities (CHF million)
Due to banks and deposits	353,548	325,057
Obligation to return securities received as collateral	30,191	42,147
Trading liabilities	127,760	133,997
Short-term borrowings	26,116	21,683
Long-term debt	162,655	173,752
Carrying Value
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	236,963	220,443
Securities received as collateral	30,191	42,147
Trading assets	270,315	324,704
Investment securities	5,160	8,397
Loans	229,657	218,842
Other financial assets	232,452	189,973
Financial liabilities (CHF million)
Due to banks and deposits	353,548	325,057
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	176,559	168,394
Obligation to return securities received as collateral	30,191	42,147
Trading liabilities	127,760	133,997
Short-term borrowings	26,116	21,683
Long-term debt	162,655	173,752
Other financial liabilities	127,936	123,549
Total - at fair value
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	236,963	220,443
Securities received as collateral	30,191	42,147
Trading assets	270,315	324,704
Investment securities	5,160	8,397
Loans	233,922	221,937
Other financial assets	232,491	190,011
Financial liabilities (CHF million)
Due to banks and deposits	353,467	325,051
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	176,559	168,394
Obligation to return securities received as collateral	30,191	42,147
Trading liabilities	127,760	133,997
Short-term borrowings	26,117	21,683
Long-term debt	159,538	172,698
Other financial liabilities	127,936	123,549

Assets pledged or assigned (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets pledged or assigned (CHF million)
Book value of assets pledged or assigned as collateral	157,856	169,702
of which assets provided with the right to sell or repledge	96,922	112,246
Fair value of collateral received with the right to sell or repledge	373,657	356,970
of which sold or repledged	332,718	307,894
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	17,943	16,090
Swiss National Bank required minimum liquidity reserves	2,294	2,090

Capital adequacy (Details) (CHF)	Dec. 31, 2011	Dec. 31, 2010
A description of standard set forth by the Basel Committee on Banking Supervision (BCBS)
Equity from deconsolidated SPEs included as tier 1 capital	600,000,000	1,100,000,000
Basel II.5
Eligible capital (CHF million)
Tier 1 capital	36,844,000,000
Of which core tier 1 capital	25,956,000,000
Tier 2 capital	11,810,000,000
Total eligible capital	48,654,000,000
Basel II
Eligible capital (CHF million)
Tier 1 capital	38,029,000,000	37,725,000,000
Of which core tier 1 capital	27,141,000,000	26,627,000,000
Tier 2 capital	12,995,000,000	10,074,000,000
Total eligible capital	51,024,000,000	47,799,000,000

Capital adequacy (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Capital ratios %
Minimum percentage of annual legal profits to be retained as general legal reserve	5.00%
Maximum cumulative transfer to general reserve as a percentage of paid-in share capital	20.00%
General legal reserves as a minimum percentage of paid-in share capital	20.00%
Basel II.5
Risk-weighted assets (CHF million)
Risk-weighted assets	241,753
Capital ratios %
Core tier 1 ratio (as a percent)	10.70%
Tier 1 ratio (as a percent)	15.20%
Total capital ratio (as a percent)	20.10%
Basel II
Risk-weighted assets (CHF million)
Risk-weighted assets	210,429	218,702
Capital ratios %
Core tier 1 ratio (as a percent)	12.90%	12.20%
Tier 1 ratio (as a percent)	18.10%	17.20%
Total capital ratio (as a percent)	24.20%	21.90%
Credit risk | Basel II.5
Risk-weighted assets (CHF million)
Risk-weighted assets	157,237
Credit risk | Basel II
Risk-weighted assets (CHF million)
Risk-weighted assets	155,352	158,735
Market risk | Basel II.5
Risk-weighted assets (CHF million)
Risk-weighted assets	40,609
Market risk | Basel II
Risk-weighted assets (CHF million)
Risk-weighted assets	11,170	18,925
Non-counterparty risk
Risk-weighted assets (CHF million)
Risk-weighted assets	7,819
Non-counterparty risk | Basel II.5
Risk-weighted assets (CHF million)
Risk-weighted assets	7,819
Non-counterparty risk | Basel II
Risk-weighted assets (CHF million)
Risk-weighted assets	7,819	7,380
Operational risk | Basel II.5
Risk-weighted assets (CHF million)
Risk-weighted assets	36,088
Operational risk | Basel II
Risk-weighted assets (CHF million)
Risk-weighted assets	36,088	33,662

Assets under management (Details) (CHF) In Billions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets under management (CHF billion)
Assets in collective investment instruments managed by Credit Suisse	189.2	215.7
Assets with discretionary mandates	222.4	213.4
Other assets under management	817.9	823.9
Assets under management (including double counting)	1,229.5	1,253
of which double counting	112.3	128
Net new assets (CHF billion)
Total net new assets including double counting	40.9	69

Litigation (Details)	12 Months Ended			12 Months Ended						12 Months Ended	1 Months Ended		12 Months Ended																	1 Months Ended		12 Months Ended			1 Months Ended			1 Months Ended			12 Months Ended		1 Months Ended
	Dec. 31, 2011 Litigation CHF	Dec. 31, 2011 Litigation Minimum CHF	Dec. 31, 2011 Litigation Maximum CHF	Dec. 31, 2011 Research-related litigation USD ($)	Dec. 31, 2011 Connecticut Resources Recovery Authority v. Lay, et al. Minimum USD ($)	Dec. 31, 2011 Connecticut Resources Recovery Authority v. Lay, et al. Maximum USD ($)	Dec. 31, 2011 Silvercreek Management Inc. v. Citigroup, Inc., et al. USD ($)	Dec. 31, 2011 Ravenswood I LLC, et al. v. Citigroup, Inc., et al USD ($)	Dec. 31, 2011 NCFE-related litigation USD ($)	Dec. 31, 2011 Refco-related litigation USD ($)	Mar. 31, 2008 SPhinX Managed Futures Fund USD ($)	Mar. 31, 2008 PlusFunds Group, Inc. Minimum USD ($)	Dec. 31, 2011 IndyMac Mortgage-Backed Securities Litigation USD ($)	Dec. 31, 2011 IndyMac Mortgage-Backed Securities Litigation Intervenors USD ($)	Dec. 31, 2011 Tsereteli v. Residential Asset Securitization Trust 2006-A8 USD ($)	Dec. 31, 2011 Thornburg Co-Underwriter USD ($)	Dec. 31, 2011 Mortgage-related action sponsored by CSS LLC, certain affiliates and employees USD ($)	Dec. 31, 2011 Mortgage-related actions filed by the Federal Home Loan Banks of Seattle, San Francisco, Chicago, Indianapolis, and Boston USD ($)	Dec. 31, 2011 Mortgage-related actions filed by the Asset Management Fund and affiliated entities USD ($)	Dec. 31, 2011 Mortgage-related actions filed by Cambridge Place Investment Management Inc. USD ($)	Dec. 31, 2011 Mortgage-related actions filed by The Charles Schwab Corporation USD ($)	Dec. 31, 2011 Mortgage-related actions filed by HSH Nordbank AG USD ($)	Dec. 31, 2011 Mortgage-related actions filed by Massachusetts Mutual Life Insurance Company USD ($)	Dec. 31, 2011 Mortgage-related actions filed by Sealink Funding Limited USD ($)	Dec. 31, 2011 Mortgage-related actions filed by Union Central Life Insurance Company and affiliates USD ($)	Dec. 31, 2011 Mortgage-related actions filed by West Virginia Investment Management Board USD ($)	Dec. 31, 2011 Mortgage-related actions filed by Western & Southern Life Insurance Company USD ($)	Dec. 31, 2011 Mortgage-related actions filed by Allstate Insurance Company USD ($)	Dec. 31, 2011 Mortgage-related actions filed by IKB Deutsche Industriebank AG USD ($)	Sep. 30, 2011 Mortgage-related actions filed by Federal Housing Finance Agency as conservator for Fannie Mae and Freddie Mac USD ($)	Sep. 30, 2011 Mortgage-related actions filed by Federal Housing Finance Agency USD ($)	Dec. 31, 2011 Mortgage-related actions, monoline insurer disputes USD ($)	Dec. 31, 2011 Mortgage-related actions filed by MBIA Insurance Corp. USD ($)	Dec. 31, 2011 Bank loan litigation USD ($)	Jun. 30, 2011 FINRA arbitration brought by ST Microelectronics. USD ($)	Feb. 28, 2009 FINRA arbitration brought by ST Microelectronics. USD ($)	Feb. 28, 2008 FINRA arbitration brought by ST Microelectronics. USD ($)	May 31, 2009 FINRA arbitration brought by Elbit Systems Ltd USD ($)	Apr. 30, 2010 FINRA arbitration brought by Golden Minerals USD ($)	Sep. 30, 2008 Settlement in principle, auction rate securities USD ($)	Dec. 31, 2009 US economic sanctions matter USD ($) year	Dec. 31, 2010 Tax Matters EUR (€)	Oct. 31, 2011 UK Financial Services Authority matter GBP (£)
Litigation provisions
Balance at beginning of period	861,000,000
Increases in litigation accruals	752,000,000
Decreases in litigation accruals	(29,000,000)
Decreases for settlement and other cash payments	(688,000,000)
Foreign exchange translation	(26,000,000)
Balance at end of period	870,000,000
Range of possible losses that are not covered by existing provisions		0	2,300,000,000
Litigation disclosures
Estimated damages				3,900,000,000	130,000,000	180,000,000	280,000,000	140,000,000		2,000,000,000	263,000,000	100,000,000																						24,000,000,000				16,000,000	33,000,000
Face amount of debt securities									1,900,000,000
NCFE preferred stock									12,000,000
RMBS offerings by third party													9,800,000,000		632,000,000	5,500,000,000	784,000,000	36,000,000,000	755,000,000	3,300,000,000	1,400,000,000	130,000,000	110,000,000	949,000,000	199,000,000	17,000,000	276,000,000			196,000,000,000	51,000,000,000	2,300,000,000	650,000,000
Percentage of RMBS issued by third party underwritten by CSS LLC													31.00%			6.40%		9.00%	32.00%	16.00%	9.00%	12.00%	97.00%	2.00%	36.00%	35.00%	94.00%				11.00%
Value of RMBS issued by third party underwritten by CSS LLC													3,000,000,000	912,000,000	603,000,000	354,000,000		3,300,000,000	238,000,000	525,000,000	125,000,000	16,000,000	107,000,000	20,000,000	71,000,000	6,000,000	259,000,000	232,000,000	240,000,000	14,100,000,000	5,500,000,000	1,500,000,000	98,000,000
Notional amount of ARS																																					415,000,000
Damages awarded																																				406,000,000
Amount of award paid to ST Microelectronics for which credit is not received																																			75,000,000
Amount of damages paid to ST Microelectronics																																			357,000,000
Settlement, repurchase of ARS par value																																								550,000,000
Fines, judgments and settlements paid																																									$ 536,000,000	€ 150,000,000	£ 5,950,000
Deferred prosecution agreement, period of time (in years)																																									2

Significant subsidiaries and equity method investments (Details) In Millions, unless otherwise specified	12 Months Ended																																																																																		1 Months Ended	12 Months Ended
	Dec. 31, 2011 Credit Suisse AG CHF	Dec. 31, 2011 AJP Cayman Ltd JPY (¥)	Dec. 31, 2011 Banco Credit Suisse (Brasil) S.A. BRL	Dec. 31, 2011 Banco Credit Suisse (Mexico), S.A. MXN	Dec. 31, 2011 Banco de Investimentos Credit Suisse (Brasil) S.A. BRL	Dec. 31, 2011 Boston Re Ltd. USD ($)	Dec. 31, 2011 Casa de Bolsa Credit Suisse (Mexico), S.A. de C.V. MXN	Dec. 31, 2011 CJSC Bank Credit Suisse (Moscow) USD ($)	Dec. 31, 2011 Column Financial, Inc. USD ($)	Dec. 31, 2011 Credit Suisse (Australia) Limited AUD	Dec. 31, 2011 Credit Suisse (Brasil) Distribuidora de Titulos e Valoes Mobiliarios S.A. BRL	Dec. 31, 2011 Credit Suisse (Brasil) S.A. Corretora de Titulos e Valores Mobiliarios BRL	Dec. 31, 2011 Credit Suisse (Deutschland) Aktiengesellschaft EUR (€)	Dec. 31, 2011 Credit Suisse (France) EUR (€)	Dec. 31, 2011 Credit Suisse (Gibraltar) Limited GBP (£)	Dec. 31, 2011 Credit Suisse (Guernsey) Limited USD ($)	Dec. 31, 2011 Credit Suisse (Hong Kong) Limited HKD	Dec. 31, 2011 Credit Suisse (Italy) S.P.A. EUR (€)	Dec. 31, 2011 Credit Suisse (Luxembourg) S.A. CHF	Dec. 31, 2011 Credit Suisse (Monaco) S.A.M. EUR (€)	Dec. 31, 2011 Credit Suisse (Singapore) Limited SGD	Dec. 31, 2011 Credit Suisse (UK) Limited GBP (£)	Dec. 31, 2011 Credit Suisse (USA), Inc. USD ($)	Dec. 31, 2011 Credit Suisse Asset Management (UK) Holding Limited GBP (£)	Dec. 31, 2011 Credit Suisse Asset Management Fund Services (Luxembourg) S.A.C CHF	Dec. 31, 2011 Credit Suisse Asset Management Funds (UK) Limited GBP (£)	Dec. 31, 2011 Credit Suisse Funds AG CHF	Dec. 31, 2011 Credit Suisse Asset Management Funds S.p.A. S.G.R. EUR (€)	Dec. 31, 2011 Credit Suisse Holding Europe (Luxembourg) S.A. CHF	Dec. 31, 2011 Credit Suisse Asset Management Immobilien Kapitalanlagegesellschaft mbH EUR (€)	Dec. 31, 2011 Credit Suisse Asset Management International Holding Ltd CHF	Dec. 31, 2011 Credit Suisse Asset Management Investments Ltd CHF	Dec. 31, 2011 Credit Suisse Asset Management Ltd GBP (£)	Dec. 31, 2011 Credit Suisse Asset Management, LLC USD ($)	Dec. 31, 2011 Credit Suisse Capital (Guernsey) I Limited USD ($)	Dec. 31, 2011 Credit Suisse Capital Funding, Inc. USD ($)	Dec. 31, 2011 Credit Suisse Capital LLC USD ($)	Dec. 31, 2011 Credit Suisse Energy LLC USD ($)	Dec. 31, 2011 Credit Suisse Equities (Australia) Limited AUD	Dec. 31, 2011 Credit Suisse Finance (Guernsey) Limited USD ($)	Dec. 31, 2011 Credit Suisse Finance (India) Private Limited INR	Dec. 31, 2011 Credit Suisse First Boston (Latin America Holdings) LLC USD ($)	Dec. 31, 2011 Credit Suisse First Boston Finance B.V. EUR (€)	Dec. 31, 2011 Credit Suisse First Boston Mortgage Capital LLC USD ($)	Dec. 31, 2011 Credit Suisse Fund Management S.A. CHF	Dec. 31, 2011 Credit Suisse Holdings (Australia) Limited AUD	Dec. 31, 2011 Credit Suisse Holdings (USA), Inc. USD ($)	Dec. 31, 2011 Credit Suisse International USD ($)	Dec. 31, 2011 Credit Suisse Leasing 92A, L.P. USD ($)	Dec. 31, 2011 Credit Suisse Life and Pensions AG CHF	Dec. 31, 2011 Credit Suisse Life (Bermuda) Ltd. USD ($)	Dec. 31, 2011 Credit Suisse Loan Funding LLC USD ($)	Dec. 31, 2011 Credit Suisse Management LLC USD ($)	Dec. 31, 2011 Credit Suisse Principal Investments Limited JPY (¥)	Dec. 31, 2011 Credit Suisse Private Equity, LLC USD ($)	Dec. 31, 2011 Credit Suisse PSL GmbH CHF	Dec. 31, 2011 Credit Suisse Securities (Canada), Inc CAD	Dec. 31, 2011 Credit Suisse Securities (Europe) Limited USD ($)	Dec. 31, 2011 Credit Suisse Securities (Hong Kong) Limited HKD	Dec. 31, 2011 Credit Suisse Securities (India) Private Limited INR	Dec. 31, 2011 Credit Suisse Securities (Japan) Limited JPY (¥)	Dec. 31, 2011 Credit Suisse Securities (Johannesburg) (Proprietary) Limited ZAR	Dec. 31, 2011 Credit Suisse Securities (Malaysia) Sdn. Bhd. MYR	Dec. 31, 2011 Credit Suisse Securities (Moscow) RUB	Dec. 31, 2011 Credit Suisse Securities (Singapore) Pte Limited SGD	Dec. 31, 2011 Credit Suisse Securities (Thailand) Limited THB	Dec. 31, 2011 Credit Suisse Securities (USA) LLC USD ($)	Dec. 31, 2011 CS Non-Traditional Products Ltd. USD ($)	Dec. 31, 2011 DLJ Capital Corporation USD ($)	Dec. 31, 2011 DLJ Mortgage Capital, Inc. USD ($)	Dec. 31, 2011 JO Hambro Investment Management Limited GBP (£)	Dec. 31, 2011 Merban Equity AG CHF	Dec. 31, 2011 SPS Holding Corporation USD ($)	Dec. 31, 2011 Whist Equity Trading LLC USD ($)	Dec. 31, 2011 PT Credit Suisse Securities Indonesia IDR	Dec. 31, 2011 Asset Management Finance LLC USD ($)	Dec. 31, 2011 Credit Suisse Saudi Arabia SAR	Dec. 31, 2011 Credit Suisse (Qatar) LLC USD ($)	Dec. 31, 2011 Credit Suisse Hedging-Griffo Investimentors S.A. BRL	Dec. 31, 2011 E.L. and C. Baillieu Stockbroking (Holdings) Pty Ltd	Dec. 31, 2011 Credit Suisse Founder Securities Limited	Dec. 31, 2011 ICBC Credit Suisse Asset Management Co., Ltd.	Feb. 29, 2012 Aberdeen Asset Management PLC	Dec. 31, 2011 Aberdeen Asset Management PLC	Dec. 31, 2011 York Capital Management	Dec. 31, 2011 BANK-now AG CHF	Dec. 31, 2011 Credit Suisse Group Finance (U.S.) Inc. USD ($)	Dec. 31, 2011 CS LP Holdings AG CHF	Dec. 31, 2011 Credit Suisse Trust AG CHF	Dec. 31, 2011 Credit Suisse Trust Holdings Limited GBP (£)	Dec. 31, 2011 Inreska Limited GBP (£)	Dec. 31, 2011 Wincasa AG CHF	Dec. 31, 2011 Neue Aargauer Bank AG CHF	Dec. 31, 2011 Clariden Leu Holding AG CHF	Dec. 31, 2011 Clariden Leu AG CHF	Dec. 31, 2011 Clariden Leu Financial Products (Guemsey) Ltd. GBP (£)	Dec. 31, 2011 Clariden Leu Immobilien AG CHF	Dec. 31, 2011 Savoy Hotel Baur en Ville AG CHF	Dec. 31, 2011 Credit Suisse Group Finance (Guernsey) Limited	Dec. 31, 2011 SECB Swiss Euro Clearing Bank GmbH	Dec. 31, 2011 Swisscard AECS AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	99.00%	83.00%	71.00%	60.00%	50.00%	25.00%	33.00%	25.00%		20.00%	5.00%
Equity interest in %	100.00%																																																																																					100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	88.00%	100.00%	25.00%	50.00%
Nominal capital in million	4,399.7	¥ 8,025.6	53.6	1,716.7	164.8	$ 2	274.1	$ 37.8	$ 0	34.1	5	98.4	€ 130	€ 52.9	£ 5	$ 6.1	3,809.9	€ 109.6	43	€ 12	621.3	£ 126.8	$ 0	£ 144.2	1.5	£ 15.5	7	€ 5	32.6	€ 6.1	20	0.1	£ 45	$ 1,064.7	$ 0	$ 0	$ 737.6	$ 0	62.5	$ 0.2	1,050.1	$ 23.8	€ 0	$ 349.5	0.3	3	$ 4,185.6	$ 4,389.6	$ 75.6	15	$ 1	$ 0	$ 894.5	¥ 3,324	$ 42.2	0	3.4	$ 4,277.3	530.9	2,214.8	¥ 78,100	0	100	97.1	30	500	$ 3,837.8	$ 0.1	$ 4	$ 0	£ 0	0.1	$ 0.1	$ 140.4	235,000	$ 341.6	300	$ 10	49.2							30	$ 600	0.1	5	£ 2	£ 3	1.5	134.1	8.1	50	£ 0	1	7.5
Equity interest held by other subsidiary in %																			58.00%																													94.00%
Voting rights held by other subsidiary in %																							43.00%																									80.00%
Sale of ownership interest percentage in Aberdeen Asset Management (as a percent)																																																																																			10.00%

Subsidiary guarantee information (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	23,002	25,533	25,288
Interest expense	(16,569)	(18,992)	(18,397)
Net interest income	6,433	6,541	6,891
Commissions and fees	12,952	14,078	13,750
Trading revenues	5,020	9,338	12,151
Other revenues	1,820	1,429	502
Net revenues	26,225	31,386	33,294
Provision for credit losses	187	(79)	506
Compensation and benefits	13,213	14,599	15,013
General and administrative expenses	7,372	7,231	7,701
Commission expenses	1,992	2,148	1,997
Total other operating expenses	9,364	9,379	9,698
Total operating expenses	22,577	23,978	24,711
Income from continuing operations before taxes	3,461	7,487	8,077
Income tax expense	671	1,548	1,835
Income from continuing operations	2,790	5,939	6,242
Income/(loss) from discontinued operations, net of tax	0	(19)	169
Net income	2,790	5,920	6,411
Net income/(loss) attributable to noncontrolling interests	837	822	(313)
Net income attributable to shareholders	1,953	5,098	6,724
of which from continuing operations	1,953	5,117	6,555
of which from discontinued operations	0	(19)	169
Credit Suisse (USA), Inc - Consolidated
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	7,501	8,897	8,947
Interest expense	(4,670)	(5,454)	(4,949)
Net interest income	2,831	3,443	3,998
Commissions and fees	3,509	4,403	3,548
Trading revenues	(1,673)	667	2,956
Other revenues	1,267	1,081	(836)
Net revenues	5,934	9,594	9,666
Provision for credit losses	7	13	24
Compensation and benefits	3,736	4,177	4,613
General and administrative expenses	1,674	1,883	1,981
Commission expenses	267	307	356
Total other operating expenses	1,941	2,190	2,337
Total operating expenses	5,677	6,367	6,950
Income from continuing operations before taxes	250	3,214	2,692
Income tax expense	(288)	952	1,403
Income from continuing operations	538	2,262	1,289
Income/(loss) from discontinued operations, net of tax		0	0
Net income	538	2,262	1,289
Net income/(loss) attributable to noncontrolling interests	734	592	(858)
Net income attributable to shareholders	(196)	1,670	2,147
of which from continuing operations	(196)	1,670	2,147
of which from discontinued operations		0	0
Bank parent company and other subsidiaries
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	14,755	15,928	15,575
Interest expense	(11,770)	(13,344)	(13,204)
Net interest income	2,985	2,584	2,371
Commissions and fees	8,455	8,719	9,222
Trading revenues	6,429	8,405	9,208
Other revenues	498	296	1,526
Net revenues	18,367	20,004	22,327
Provision for credit losses	90	(137)	436
Compensation and benefits	9,047	10,195	10,093
General and administrative expenses	5,540	5,205	5,641
Commission expenses	1,578	1,684	1,492
Total other operating expenses	7,118	6,889	7,133
Total operating expenses	16,165	17,084	17,226
Income from continuing operations before taxes	2,112	3,057	4,665
Income tax expense	721	306	391
Income from continuing operations	1,391	2,751	4,274
Income/(loss) from discontinued operations, net of tax		(19)	169
Net income	1,391	2,732	4,443
Net income/(loss) attributable to noncontrolling interests	167	210	161
Net income attributable to shareholders	1,224	2,522	4,282
of which from continuing operations	1,224	2,541	4,113
of which from discontinued operations		(19)	169
Dividend income from investments	320	3,299	142
Bank
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	22,256	24,825	24,522
Interest expense	(16,440)	(18,798)	(18,153)
Net interest income	5,816	6,027	6,369
Commissions and fees	11,964	13,122	12,770
Trading revenues	4,756	9,072	12,164
Other revenues	1,765	1,377	690
Net revenues	24,301	29,598	31,993
Provision for credit losses	97	(124)	460
Compensation and benefits	12,783	14,372	14,706
General and administrative expenses	7,214	7,088	7,622
Commission expenses	1,845	1,991	1,848
Total other operating expenses	9,059	9,079	9,470
Total operating expenses	21,842	23,451	24,176
Income from continuing operations before taxes	2,362	6,271	7,357
Income tax expense	433	1,258	1,794
Income from continuing operations	1,929	5,013	5,563
Income/(loss) from discontinued operations, net of tax	0	(19)	169
Net income	1,929	4,994	5,732
Net income/(loss) attributable to noncontrolling interests	901	802	(697)
Net income attributable to shareholders	1,028	4,192	6,429
of which from continuing operations	1,028	4,211	6,260
of which from discontinued operations	0	(19)	169
Group parent company
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	161	209	256
Interest expense	(153)	(203)	(250)
Net interest income	8	6	6
Commissions and fees	9	9	10
Trading revenues	1	0	0
Other revenues	1,888	4,982	6,707
Net revenues	1,906	4,997	6,723
Provision for credit losses	0	0	0
Compensation and benefits	80	90	31
General and administrative expenses	(135)	(196)	(19)
Commission expenses	1	3	0
Total other operating expenses	(134)	(193)	(19)
Total operating expenses	(54)	(103)	12
Income from continuing operations before taxes	1,960	5,100	6,711
Income tax expense	7	2	(13)
Income from continuing operations	1,953	5,098	6,724
Income/(loss) from discontinued operations, net of tax		0	0
Net income	1,953	5,098	6,724
Net income/(loss) attributable to noncontrolling interests	0	0	0
Net income attributable to shareholders	1,953	5,098	6,724
of which from continuing operations	1,953	5,098	6,724
of which from discontinued operations		0	0
Dividend income from investments	30	33	33
Other Group subsidiaries
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	585	499	510
Interest expense	24	9	6
Net interest income	609	508	516
Commissions and fees	979	947	970
Trading revenues	263	266	(13)
Other revenues	(1,833)	(4,930)	(6,895)
Net revenues	18	(3,209)	(5,422)
Provision for credit losses	90	45	46
Compensation and benefits	350	137	276
General and administrative expenses	293	339	98
Commission expenses	146	154	149
Total other operating expenses	439	493	247
Total operating expenses	789	630	523
Income from continuing operations before taxes	(861)	(3,884)	(5,991)
Income tax expense	231	288	54
Income from continuing operations	(1,092)	(4,172)	(6,045)
Income/(loss) from discontinued operations, net of tax		0	0
Net income	(1,092)	(4,172)	(6,045)
Net income/(loss) attributable to noncontrolling interests	(64)	20	384
Net income attributable to shareholders	(1,028)	(4,192)	(6,429)
of which from continuing operations	(1,028)	(4,192)	(6,429)
of which from discontinued operations		0	0

Subsidiary guarantee information (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets (CHF million)
Cash and due from banks	110,573	65,467
Interest-bearing deposits with banks	2,272	1,524
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	236,963	220,443
Securities received as collateral	30,191	42,147
Trading assets	279,553	324,704
Investment securities	5,160	8,397
Other investments	13,226	16,482
Net loans	233,413	218,842
Premises and equipment	7,193	6,725
Goodwill	8,591	8,585
Other intangible assets	288	312
Brokerage receivables	43,446	38,769
Other assets	78,296	79,585
Assets of discontinued operations held-for-sale	0	23
Total assets	1,049,165	1,032,005
Liabilities and equity (CHF million)
Due to banks	40,147	37,493
Customer deposits	313,401	287,564
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	176,559	168,394
Obligation to return securities received as collateral	30,191	42,147
Trading liabilities	127,760	133,997
Short-term borrowings	26,116	21,683
Long-term debt	162,655	173,752
Brokerage payables	68,034	61,746
Other liabilities	63,217	62,214
Total liabilities	1,008,080	988,990
Total shareholders' equity	33,674	33,282
Noncontrolling interests	7,411	9,733
Total equity	41,085	43,015	48,328	47,221
Total liabilities and equity	1,049,165	1,032,005
Credit Suisse (USA), Inc - Consolidated
Assets (CHF million)
Cash and due from banks	3,698	5,133
Interest-bearing deposits with banks	87	85
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	153,625	132,338
Securities received as collateral	34,189	45,251
Trading assets	91,458	101,913
Investment securities	0	0
Other investments	6,719	7,878
Net loans	24,658	31,243
Premises and equipment	1,110	1,003
Goodwill	597	595
Other intangible assets	112	89
Brokerage receivables	17,951	15,745
Other assets	16,114	13,414
Assets of discontinued operations held-for-sale		0
Total assets	350,318	354,687
Liabilities and equity (CHF million)
Due to banks	92	120
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	151,655	120,189
Obligation to return securities received as collateral	34,189	45,251
Trading liabilities	29,291	28,589
Short-term borrowings	15,881	38,717
Long-term debt	40,029	41,984
Brokerage payables	47,847	44,791
Other liabilities	10,124	11,139
Total liabilities	329,108	330,780
Total shareholders' equity	16,979	18,183
Noncontrolling interests	4,231	5,724
Total equity	21,210	23,907
Total liabilities and equity	350,318	354,687
Bank parent company and other subsidiaries
Assets (CHF million)
Cash and due from banks	106,569	59,898
Interest-bearing deposits with banks	5,635	4,372
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,862	88,370
Securities received as collateral	(4,066)	(3,151)
Trading assets	184,616	219,343
Investment securities	3,513	6,331
Other investments	6,160	8,177
Net loans	187,613	169,505
Premises and equipment	5,590	5,217
Goodwill	6,859	6,855
Other intangible assets	168	215
Brokerage receivables	25,493	23,028
Other assets	61,845	65,891
Assets of discontinued operations held-for-sale		23
Total assets	672,857	654,074
Liabilities and equity (CHF million)
Due to banks	51,392	47,555
Customer deposits	287,699	263,767
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	24,904	48,205
Obligation to return securities received as collateral	(4,066)	(3,151)
Trading liabilities	97,407	105,348
Short-term borrowings	8,762	(19,201)
Long-term debt	119,378	129,156
Brokerage payables	20,328	17,071
Other liabilities	51,813	50,067
Total liabilities	657,617	638,817
Total shareholders' equity	10,523	9,600
Noncontrolling interests	4,717	5,657
Total equity	15,240	15,257
Total liabilities and equity	672,857	654,074
Bank
Assets (CHF million)
Cash and due from banks	110,267	65,031
Interest-bearing deposits with banks	5,722	4,457
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	236,487	220,708
Securities received as collateral	30,123	42,100
Trading assets	276,074	321,256
Investment securities	3,513	6,331
Other investments	12,879	16,055
Net loans	212,271	200,748
Premises and equipment	6,700	6,220
Goodwill	7,456	7,450
Other intangible assets	280	304
Brokerage receivables	43,444	38,773
Other assets	77,959	79,305
Assets of discontinued operations held-for-sale	0	23
Total assets	1,023,175	1,008,761
Liabilities and equity (CHF million)
Due to banks	51,484	47,675
Customer deposits	287,699	263,767
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	176,559	168,394
Obligation to return securities received as collateral	30,123	42,100
Trading liabilities	126,698	133,937
Short-term borrowings	24,643	19,516
Long-term debt	159,407	171,140
Brokerage payables	68,175	61,862
Other liabilities	61,937	61,206
Total liabilities	986,725	969,597
Total shareholders' equity	27,502	27,783
Noncontrolling interests	8,948	11,381
Total equity	36,450	39,164	45,751	46,149
Total liabilities and equity	1,023,175	1,008,761
Group parent company
Assets (CHF million)
Cash and due from banks	13	18
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Other investments	34,137	34,611
Net loans	5,603	6,733
Premises and equipment	0	0
Goodwill	0	0
Other intangible assets	0	0
Brokerage receivables	0	0
Other assets	190	266
Assets of discontinued operations held-for-sale		0
Total assets	39,943	41,628
Liabilities and equity (CHF million)
Due to banks	4,697	6,210
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	1,444	1,989
Brokerage payables	0	0
Other liabilities	128	147
Total liabilities	6,269	8,346
Total shareholders' equity	33,674	33,282
Noncontrolling interests	0	0
Total equity	33,674	33,282
Total liabilities and equity	39,943	41,628
Other Group subsidiaries
Assets (CHF million)
Cash and due from banks	293	418
Interest-bearing deposits with banks	(3,450)	(2,933)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	476	(265)
Securities received as collateral	68	47
Trading assets	3,479	3,448
Investment securities	1,647	2,066
Other investments	(33,790)	(34,184)
Net loans	15,539	11,361
Premises and equipment	493	505
Goodwill	1,135	1,135
Other intangible assets	8	8
Brokerage receivables	2	(4)
Other assets	147	14
Assets of discontinued operations held-for-sale		0
Total assets	(13,953)	(18,384)
Liabilities and equity (CHF million)
Due to banks	(16,034)	(16,392)
Customer deposits	25,702	23,797
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	68	47
Trading liabilities	1,062	60
Short-term borrowings	1,473	2,167
Long-term debt	1,804	623
Brokerage payables	(141)	(116)
Other liabilities	1,152	861
Total liabilities	15,086	11,047
Total shareholders' equity	(27,502)	(27,783)
Noncontrolling interests	(1,537)	(1,648)
Total equity	(29,039)	(29,431)
Total liabilities and equity	(13,953)	(18,384)

Subsidiary guarantee information (Details 3) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	38,630	8,228	(14,186)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(732)	(98)	726
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(15,221)	(27,518)	54,403
Purchase of investment securities	(1,542)	(2,752)	(2,189)
Proceeds from sale of investment securities	2,118	988	891
Maturities of investment securities	2,462	3,748	4,458
Investments in subsidiaries and other investments	(1,782)	(1,674)	(1,907)
Proceeds from sale of other investments	6,784	2,467	1,710
(Increase)/decrease in loans	(17,242)	3,970	4,166
Proceeds from sale of loans	689	817	992
Capital expenditures for premises and equipment and other intangible assets	(1,739)	(1,689)	(1,387)
Proceeds from sale of premises and equipment and other intangible assets	11	17	3
Other, net	222	275	205
Net cash provided by/(used in) investing activities of continuing operations	(25,972)	(21,449)	62,071
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	27,935	26,391	(29,090)
Increase/(decrease) in short-term borrowings	4,098	10,934	4,098
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	7,182	(7,097)	(46,654)
Issuances of long-term debt	34,234	57,910	62,829
Repayments of long-term debt	(37,127)	(51,390)	(72,472)
Issuances of common shares	1,127	9	17
Sale of treasury shares	11,853	24,749	17,657
Repurchase of treasury shares	(11,790)	(26,846)	(19,019)
Dividends paid/capital repayments	(1,948)	(2,800)	(375)
Excess tax benefits on share based awards	0	615	180
Other, net	(2,508)	553	(2,080)
Net cash provided by/(used in) financing activities of continuing operations	33,056	33,028	(84,909)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(633)	(6,155)	(1,154)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	25	(42)	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	45,106	13,610	(38,178)
Cash and due from banks at beginning of period	65,467	51,857	90,035
Cash and due from banks at end of period	110,573	65,467	51,857
Credit Suisse (USA), Inc - Consolidated
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	11,109	26,915	(29,040)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(1)	4,967	9,620
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(19,677)	(9,985)	55,753
Purchase of investment securities	0	0	0
Proceeds from sale of investment securities	0	0	331
Maturities of investment securities	0	0	0
Investments in subsidiaries and other investments	10	(263)	(1,036)
Proceeds from sale of other investments	4,269	847	610
(Increase)/decrease in loans	6,326	98	(12,266)
Proceeds from sale of loans	0	0	0
Capital expenditures for premises and equipment and other intangible assets	(477)	(510)	(287)
Proceeds from sale of premises and equipment and other intangible assets	0	0	0
Other, net	3	68	(8)
Net cash provided by/(used in) investing activities of continuing operations	(9,547)	(4,778)	52,717
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(27)	(12)	(188)
Increase/(decrease) in short-term borrowings	(21,783)	5,953	15,675
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	29,310	(16,158)	(38,671)
Issuances of long-term debt	3,395	497	9,046
Repayments of long-term debt	(9,974)	(6,343)	(9,452)
Issuances of common shares	44	0	0
Sale of treasury shares	0	0	0
Repurchase of treasury shares	0	0	0
Dividends paid/capital repayments	0	0	(32)
Excess tax benefits on share based awards		478	0
Other, net	(3,897)	(2,850)	(640)
Net cash provided by/(used in) financing activities of continuing operations	(2,932)	(18,435)	(24,262)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(65)	(558)	(64)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(1,435)	3,144	(649)
Cash and due from banks at beginning of period	5,133	1,989	2,638
Cash and due from banks at end of period	3,698	5,133	1,989
Bank parent company and other subsidiaries
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	25,498	(18,352)	16,834
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(1,313)	(7,119)	(8,036)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	5,197	(18,919)	(245)
Purchase of investment securities	(196)	(241)	(67)
Proceeds from sale of investment securities	2,118	988	560
Maturities of investment securities	705	1,312	2,209
Investments in subsidiaries and other investments	(1,419)	(1,102)	(925)
Proceeds from sale of other investments	2,055	1,304	1,309
(Increase)/decrease in loans	(20,460)	6,394	15,956
Proceeds from sale of loans	689	817	992
Capital expenditures for premises and equipment and other intangible assets	(1,225)	(1,157)	(1,087)
Proceeds from sale of premises and equipment and other intangible assets	11	17	3
Other, net	117	181	177
Net cash provided by/(used in) investing activities of continuing operations	(13,721)	(17,525)	10,846
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	27,164	27,302	(30,139)
Increase/(decrease) in short-term borrowings	26,537	4,158	(12,416)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(22,128)	9,161	(8,683)
Issuances of long-term debt	29,136	54,482	52,421
Repayments of long-term debt	(26,078)	(42,588)	(61,609)
Issuances of common shares	(46)	1,567	(13)
Sale of treasury shares	615	2,082	1,695
Repurchase of treasury shares	(612)	(1,623)	(2,150)
Dividends paid/capital repayments	(285)	(3,305)	(225)
Excess tax benefits on share based awards		130	181
Other, net	1,138	(486)	(2,988)
Net cash provided by/(used in) financing activities of continuing operations	35,441	50,880	(63,926)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(572)	(5,609)	(1,091)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	25	(42)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	46,671	9,352	(37,337)
Cash and due from banks at beginning of period	59,898	50,546	87,883
Cash and due from banks at end of period	106,569	59,898	50,546
Bank
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	36,607	8,563	(12,206)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(1,314)	(2,152)	1,584
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(14,480)	(28,904)	55,508
Purchase of investment securities	(196)	(241)	(67)
Proceeds from sale of investment securities	2,118	988	891
Maturities of investment securities	705	1,312	2,209
Investments in subsidiaries and other investments	(1,409)	(1,365)	(1,961)
Proceeds from sale of other investments	6,324	2,151	1,919
(Increase)/decrease in loans	(14,134)	6,492	3,690
Proceeds from sale of loans	689	817	992
Capital expenditures for premises and equipment and other intangible assets	(1,702)	(1,667)	(1,374)
Proceeds from sale of premises and equipment and other intangible assets	11	17	3
Other, net	120	249	169
Net cash provided by/(used in) investing activities of continuing operations	(23,268)	(22,303)	63,563
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	27,137	27,290	(30,327)
Increase/(decrease) in short-term borrowings	4,754	10,111	3,259
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	7,182	(6,997)	(47,354)
Issuances of long-term debt	32,531	54,979	61,467
Repayments of long-term debt	(36,052)	(48,931)	(71,061)
Issuances of common shares	(2)	1,567	(13)
Sale of treasury shares	615	2,082	1,695
Repurchase of treasury shares	(612)	(1,623)	(2,150)
Dividends paid/capital repayments	(285)	(3,305)	(257)
Excess tax benefits on share based awards	0	608	181
Other, net	(2,759)	(3,336)	(3,628)
Net cash provided by/(used in) financing activities of continuing operations	32,509	32,445	(88,188)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(637)	(6,167)	(1,155)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	25	(42)	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	45,236	12,496	(37,986)
Cash and due from banks at beginning of period	65,031	52,535	90,521
Cash and due from banks at end of period	110,267	65,031	52,535
Group parent company
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	431	3,577	305
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	0	0	(1,038)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	0
Purchase of investment securities	0	0	0
Proceeds from sale of investment securities	0	0	0
Maturities of investment securities	0	29	0
Investments in subsidiaries and other investments	(101)	(68)	(10)
Proceeds from sale of other investments	9	5	0
(Increase)/decrease in loans	547	715	588
Proceeds from sale of loans	0	0	0
Capital expenditures for premises and equipment and other intangible assets	0	0	0
Proceeds from sale of premises and equipment and other intangible assets	0	0	0
Other, net	0	0	(5)
Net cash provided by/(used in) investing activities of continuing operations	455	681	(465)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(1,514)	(1,767)	(60)
Increase/(decrease) in short-term borrowings	0	0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0	0
Issuances of long-term debt	10	0	56
Repayments of long-term debt	(489)	(465)	(500)
Issuances of common shares	1,129	32	29
Sale of treasury shares	550	39	752
Repurchase of treasury shares	(201)	(2,103)	(2,531)
Dividends paid/capital repayments	(1,560)	(2,378)	(111)
Excess tax benefits on share based awards		0	0
Other, net	617	2,395	1,485
Net cash provided by/(used in) financing activities of continuing operations	(1,458)	(4,247)	(880)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	567	(4)	1,037
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(5)	7	(3)
Cash and due from banks at beginning of period	18	11	14
Cash and due from banks at end of period	13	18	11
Other Group subsidiaries
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	1,592	(3,912)	(2,285)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	582	2,054	180
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(741)	1,386	(1,105)
Purchase of investment securities	(1,346)	(2,511)	(2,122)
Proceeds from sale of investment securities	0	0	0
Maturities of investment securities	1,757	2,407	2,249
Investments in subsidiaries and other investments	(272)	(241)	64
Proceeds from sale of other investments	451	311	(209)
(Increase)/decrease in loans	(3,655)	(3,237)	(112)
Proceeds from sale of loans	0	0	0
Capital expenditures for premises and equipment and other intangible assets	(37)	(22)	(13)
Proceeds from sale of premises and equipment and other intangible assets	0	0	0
Other, net	102	26	41
Net cash provided by/(used in) investing activities of continuing operations	(3,159)	173	(1,027)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	2,312	868	1,297
Increase/(decrease) in short-term borrowings	(656)	823	839
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	(100)	700
Issuances of long-term debt	1,693	2,931	1,306
Repayments of long-term debt	(586)	(1,994)	(911)
Issuances of common shares	0	(1,590)	1
Sale of treasury shares	10,688	22,628	15,210
Repurchase of treasury shares	(10,977)	(23,120)	(14,338)
Dividends paid/capital repayments	(103)	2,883	(7)
Excess tax benefits on share based awards		7	(1)
Other, net	(366)	1,494	63
Net cash provided by/(used in) financing activities of continuing operations	2,005	4,830	4,159
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(563)	16	(1,036)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(125)	1,107	(189)
Cash and due from banks at beginning of period	418	(689)	(500)
Cash and due from banks at end of period	293	418	(689)

Significant valuation and income recognition differences between US GAAP and - Swiss GAAP banking law (Details)	12 Months Ended
Dec. 31, 2011 week year
Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)
Percentage of voting interest held in the entities as a condition for consolidation	100.00%
Goodwill, maximum useful life (in years)	5
Goodwill, maximum useful life for justified exceptional cases (in years)	20
Intangible assets with indefinite lives, maximum useful life (in years)	5
Loan commitment notice period for Swiss GAAP (in weeks)	6

Consolidated statements of operations (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and dividend income	23,002	25,533	25,288
Interest expense	(16,569)	(18,992)	(18,397)
Net interest income	6,433	6,541	6,891
Commissions and fees	12,952	14,078	13,750
Trading revenues	5,020	9,338	12,151
Other revenues	1,820	1,429	502
Net revenues	26,225	31,386	33,294
Provision for credit losses	187	(79)	506
Compensation and benefits	13,213	14,599	15,013
General and administrative expenses	7,372	7,231	7,701
Commission expenses	1,992	2,148	1,997
Total other operating expenses	9,364	9,379	9,698
Total operating expenses	22,577	23,978	24,711
Income from continuing operations before taxes	3,461	7,487	8,077
Income tax expense	671	1,548	1,835
Income from continuing operations	2,790	5,939	6,242
Income/(loss) from discontinued operations, net of tax	0	(19)	169
Net income	2,790	5,920	6,411
Net income/(loss) attributable to noncontrolling interests	837	822	(313)
Net income attributable to shareholders	1,953	5,098	6,724
of which from continuing operations	1,953	5,117	6,555
of which from discontinued operations	0	(19)	169
Bank
Interest and dividend income	22,256	24,825	24,522
Interest expense	(16,440)	(18,798)	(18,153)
Net interest income	5,816	6,027	6,369
Commissions and fees	11,964	13,122	12,770
Trading revenues	4,756	9,072	12,164
Other revenues	1,765	1,377	690
Net revenues	24,301	29,598	31,993
Provision for credit losses	97	(124)	460
Compensation and benefits	12,783	14,372	14,706
General and administrative expenses	7,214	7,088	7,622
Commission expenses	1,845	1,991	1,848
Total other operating expenses	9,059	9,079	9,470
Total operating expenses	21,842	23,451	24,176
Income from continuing operations before taxes	2,362	6,271	7,357
Income tax expense	433	1,258	1,794
Income from continuing operations	1,929	5,013	5,563
Income/(loss) from discontinued operations, net of tax	0	(19)	169
Net income	1,929	4,994	5,732
Net income/(loss) attributable to noncontrolling interests	901	802	(697)
Net income attributable to shareholders	1,028	4,192	6,429
of which from continuing operations	1,028	4,211	6,260
of which from discontinued operations	0	(19)	169

Consolidated balance sheets (CHF) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets (CHF million)
Cash and due from banks	110,573	65,467
of which reported from consolidated VIEs	1,396	1,432
Interest-bearing deposits with banks	2,272	1,524
of which reported at fair value	405	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	236,963	220,443
of which reported at fair value	158,673	136,906
Securities received as collateral, at fair value	30,191	42,147
of which encumbered	20,447	21,352
Trading assets, at fair value	279,553	324,704
of which encumbered	73,749	87,723
of which reported from consolidated VIEs	6,399	8,717
Investment securities	5,160	8,397
of which reported at fair value	5,158	7,945
of which reported from consolidated VIEs	41	72
Other investments	13,226	16,482
of which reported at fair value	9,751	13,448
of which reported from consolidated VIEs	2,346	2,334
Net loans	233,413	218,842
of which reported at fair value	20,694	18,552
of which encumbered	471	783
of which reported from consolidated VIEs	5,940	3,745
allowance for loan losses	(910)	(1,017)
Premises and equipment	7,193	6,725
of which reported from consolidated VIEs	646	72
Goodwill	8,591	8,585
Other intangible assets	288	312
of which reported at fair value	70	66
Brokerage receivables	43,446	38,769
Other assets	78,296	79,585
of which reported at fair value	35,765	39,470
of which encumbered	2,255	2,388
of which reported from consolidated VIEs	13,002	19,570
Assets of discontinued operations held-for-sale	0	23
Total assets	1,049,165	1,032,005
Liabilities and equity (CHF million)
Due to banks	40,147	37,493
of which reported at fair value	2,721	3,444
Customer deposits	313,401	287,564
of which reported at fair value	4,599	3,537
of which reported from consolidated VIEs	221	54
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	176,559	168,394
of which reported at fair value	136,483	123,697
Obligation to return securities received as collateral, at fair value	30,191	42,147
Trading liabilities, at fair value	127,760	133,997
of which reported from consolidated VIEs	1,286	188
Short-term borrowings	26,116	21,683
of which reported at fair value	3,547	3,308
of which reported from consolidated VIEs	6,141	4,333
Long-term debt	162,655	173,752
of which reported at fair value	70,366	83,692
of which reported from consolidated VIEs	14,858	19,739
Brokerage payables	68,034	61,746
Other liabilities	63,217	62,214
of which reported at fair value	31,092	29,185
of which reported from consolidated VIEs	746	840
Total liabilities	1,008,080	988,990
Additional paid-in capital	21,796	23,026
Retained earnings	27,053	25,316
Accumulated other comprehensive income/(loss)	(15,134)	(14,555)
Total shareholders' equity	33,674	33,282
Noncontrolling interests	7,411	9,733
Total equity	41,085	43,015
Total liabilities and equity	1,049,165	1,032,005
Additional share information
Par value (CHF) (in CHF per share)	0.04	0.04
Issued shares (million) (in shares)	1,224.3	1,186.1
Shares outstanding (million) (in shares)	1,220.3	1,173.9
Bank
Assets (CHF million)
Cash and due from banks	110,267	65,031
of which reported from consolidated VIEs	1,396	1,432
Interest-bearing deposits with banks	5,722	4,457
of which reported at fair value	405	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	236,487	220,708
of which reported at fair value	158,673	136,906
Securities received as collateral, at fair value	30,123	42,100
of which encumbered	20,379	21,305
Trading assets, at fair value	276,074	321,256
of which encumbered	73,525	87,554
of which reported from consolidated VIEs	6,399	8,717
Investment securities	3,513	6,331
of which reported at fair value	3,511	6,192
of which reported from consolidated VIEs	41	72
Other investments	12,879	16,055
of which reported at fair value	9,552	13,184
of which reported from consolidated VIEs	2,346	2,334
Net loans	212,271	200,748
of which reported at fair value	20,694	18,552
of which encumbered	471	783
of which reported from consolidated VIEs	5,940	3,745
allowance for loan losses	(689)	(812)
Premises and equipment	6,700	6,220
of which reported from consolidated VIEs	609	33
Goodwill	7,456	7,450
Other intangible assets	280	304
of which reported at fair value	70	66
Brokerage receivables	43,444	38,773
Other assets	77,959	79,305
of which reported at fair value	35,666	39,419
of which encumbered	2,255	2,388
of which reported from consolidated VIEs	13,001	19,569
Assets of discontinued operations held-for-sale	0	23
Total assets	1,023,175	1,008,761
Liabilities and equity (CHF million)
Due to banks	51,484	47,675
of which reported at fair value	3,564	3,995
Customer deposits	287,699	263,767
of which reported at fair value	3,762	2,855
of which reported from consolidated VIEs	221	54
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	176,559	168,394
of which reported at fair value	136,483	123,697
Obligation to return securities received as collateral, at fair value	30,123	42,100
Trading liabilities, at fair value	126,698	133,937
of which reported from consolidated VIEs	1,286	188
Short-term borrowings	24,643	19,516
of which reported at fair value	3,547	3,308
of which reported from consolidated VIEs	6,141	4,333
Long-term debt	159,407	171,140
of which reported at fair value	68,256	81,474
of which reported from consolidated VIEs	14,858	19,739
Brokerage payables	68,175	61,862
Other liabilities	61,937	61,206
of which reported at fair value	30,838	29,040
of which reported from consolidated VIEs	745	839
Total liabilities	986,725	969,597
Common shares / Participation certificates	4,400	4,400
Additional paid-in capital	23,170	24,026
Retained earnings	10,870	10,068
Accumulated other comprehensive income/(loss)	(10,938)	(10,711)
Total shareholders' equity	27,502	27,783
Noncontrolling interests	8,948	11,381
Total equity	36,450	39,164
Total liabilities and equity	1,023,175	1,008,761
Additional share information
Par value (CHF) (in CHF per share)	100	100
Issued shares (million) (in shares)	44	44
Shares outstanding (million) (in shares)	44	44

Consolidated statements of changes in equity (CHF) In Millions, except Share data, unless otherwise specified		Total		Bank		Total shareholders' equity	Total shareholders' equity Bank	Common shares and participation certificates Bank	Additional paid-in capital		Additional paid-in capital Bank		Retained earnings	Retained earnings Bank	Treasury shares, at cost	Treasury shares, at cost Bank		Accumulated other comprehensive income	Accumulated other comprehensive income Bank	Noncontrolling interests		Noncontrolling interests Bank		Comprehensive income (loss)	Comprehensive income (loss) Bank
Balance at Dec. 31, 2008		47,221		46,149		32,302	26,868	4,400	25,166		25,059		18,780	5,132	(752)	18		(10,939)	(7,741)	14,919		19,281
Balance (in shares) at Dec. 31, 2008								43,996,652
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(7)		0			9				9									(7)		(9)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(379)		(468)																(379)		(468)
Sale of subsidiary shares to noncontrolling interests, changing ownership		4		4		(1)	(1)		(1)		(1)									5		5
Sale of subsidiary shares to noncontrolling interests, not changing ownership		1,124		1,229																1,124		1,229
Net income/(loss)		6,411		5,732		6,724	6,429						6,724	6,429						(313)		(697)
Gains/(losses) on cash flow hedges		104		17		104	17											104	17					104	17
Foreign currency translation		(768)		(775)		(559)	(472)											(559)	(472)	(209)		(303)		(768)	(775)
Unrealized gains/(losses) on securities		47		13		47	13											47	13					47	13
Actuarial gains/(losses)		(348)		(223)		(348)	(223)											(348)	(223)					(348)	(223)
Net prior service cost		57				57												57						57
Total other comprehensive income/(loss), net of tax		(908)	[1]	(968)	[2]	(699)	(665)											(699)	(665)	(209)		(303)		(908)	(968)
Issuance of common shares/notes		17		(13)		17	(13)		17		(13)
Sale of treasury shares		17,657		1,695		17,657	1,695		223		50				17,434	1,645
Repurchase of treasury shares		(19,019)		(2,150)		(19,019)	(2,150)								(19,019)	(2,150)
Share-based compensation, net of tax		930		(797)		930	(797)		(551)		(797)				1,481
Dividends on share-based compensation, net of tax				(5)			(5)				(5)
Cash dividends paid		(375)		(252)		(246)	(141)						(246)	(141)						(129)		(111)
Change in scope of consolidation		(4,258)		(4,491)																(4,258)		(4,491)
Other		98		86		40	(1)		40		(3)			2						58		87
Balance at Dec. 31, 2009		48,328		45,751		37,517	31,228	4,400	24,706		24,299		25,258	11,422	(856)	(487)		(11,638)	(8,406)	10,811		14,523
Balance (in shares) at Dec. 31, 2009								43,996,652
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(57)		(9)		(20)			(20)											(37)		(9)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(2,059)		(2,207)																(2,059)		(2,207)
Sale of subsidiary shares to noncontrolling interests, changing ownership		1																		1
Sale of subsidiary shares to noncontrolling interests, not changing ownership		1,907		471																1,907		471
Net income/(loss)		5,920		4,994		5,098	4,192						5,098	4,192						822		802
Cumulative effect of accounting changes, net of tax (Accounting Standards Update 2009-17 Consolidations (Topic 810))		(2,249)		(2,249)		(2,249)	(2,249)						(2,384)	(2,384)				135	135
Gains/(losses) on cash flow hedges		8		22		8	22											8	22					8	22
Foreign currency translation		(3,579)		(3,598)		(2,835)	(2,365)											(2,835)	(2,365)	(744)		(1,233)		(3,579)	(3,598)
Unrealized gains/(losses) on securities		7		14		7	14											7	14					7	14
Actuarial gains/(losses)		(245)		(111)		(245)	(110)											(245)	(110)			(1)		(245)	(111)
Net prior service cost		13		(1)		13	(1)											13	(1)					13	(1)
Total other comprehensive income/(loss), net of tax		(3,796)	[1]	(3,674)	[2]	(3,052)	(2,440)											(3,052)	(2,440)	(744)		(1,234)		(3,796)	(3,674)
Issuance of common shares/notes		9		1,567		9	1,567		9		1,567
Sale of treasury shares		24,749		2,082		24,749	2,082		19		(28)				24,730	2,110
Repurchase of treasury shares		(26,846)		(1,623)		(26,846)	(1,623)								(26,846)	(1,623)
Share-based compensation, net of tax		836		(1,715)		827	(1,725)		(1,593)		(1,725)				2,420					9		10
Dividends on share-based compensation, net of tax				(87)			(87)				(87)
Cash dividends paid		(2,800)		(3,305)		(2,656)	(3,162)						(2,656)	(3,162)						(144)		(143)
Change in scope of consolidation		(911)		(911)																(911)		(911)
Other		78		79																78		79
Balance at Dec. 31, 2010		43,015		39,164		33,282	27,783	4,400	23,026		24,026		25,316	10,068	(552)	0	[3]	(14,555)	(10,711)	9,733		11,381
Balance (in shares) at Dec. 31, 2010	[4]							43,996,652
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(100)		(1)		6	(5)		6		(5)									(106)		4
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[5],[6]	(3,042)		(3,369)																(3,042)		(3,369)
Sale of subsidiary shares to noncontrolling interests, changing ownership						(7)			(7)											7
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[5]	522		544																522		544
Net income/(loss)		2,741		1,880		1,953	1,028						1,953	1,028						788	[7]	852	[7]
Gains/(losses) on cash flow hedges		(33)		(32)		(33)	(32)											(33)	(32)					(33)	(32)
Foreign currency translation		(263)		(295)		(308)	(334)											(308)	(334)	45		39		(263)	(295)
Unrealized gains/(losses) on securities		(18)		(2)		(18)	(2)											(18)	(2)					(18)	(2)
Actuarial gains/(losses)		(615)		142		(615)	142											(615)	142					(615)	142
Net prior service cost		395		(1)		395	(1)											395	(1)					395	(1)
Total other comprehensive income/(loss), net of tax		(534)	[1]	(188)	[2]	(579)	(227)											(579)	(227)	45		39		(534)	(188)
Issuance of common shares/notes		1,127		(2)		1,127	(2)		1,125		(2)
Sale of treasury shares		11,853		615		11,853	615		(102)		3				11,955	612	[3]
Repurchase of treasury shares		(11,790)		(612)		(11,790)	(612)								(11,790)	(612)	[3]
Share-based compensation, net of tax		152		(144)		152	(142)		(145)	[8]	(142)	[9]			297							(2)
Dividends on share-based compensation, net of tax				(85)			(85)				(85)
Cash dividends paid		(1,948)		(285)		(1,862)	(226)		(1,646)	[10]			(216)	(226)						(86)		(59)
Changes in redeemable noncontrolling interests		(765)		(765)		(625)	(625)		(625)	[11]	(625)	[12]								(140)		(140)
Change in scope of consolidation		(310)		(302)																(310)		(302)
Balance at Dec. 31, 2011		41,085		36,450		33,674	27,502	4,400	21,796		23,170		27,053	10,870	(90)	0	[3]	(15,134)	(10,938)	7,411		8,948
Balance (in shares) at Dec. 31, 2011								43,996,652

[1]	Refer to "Note 25 - Accumulated other comprehensive income" for details on the components of other comprehensive income.
[2]	Refer to "Note 24 - Accumulated other comprehensive income" for details on the components of other comprehensive income.
[3]	Reflects Credit Suisse Group shares which are reported as treasury shares. Those shares are held to economically hedge share award obligations.
[4]	The Bank's total share capital is fully paid and consists of 43,996,652 registered shares with nominal value of CHF 100 per share. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.
[5]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[6]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[7]	Net income attributable to noncontrolling interests excludes CHF 49 million due to redeemable noncontrolling interests.
[8]	Includes a net tax charge of CHF 280 million from the excess recognized compensation expense over fair value of shares delivered.
[9]	Includes a net tax charge of CHF 277 million from the excess recognized compensation expense over fair value of shares delivered.
[10]	Paid out of reserves from capital contributions.
[11]	Represents the accrued portion of the redemption value of redeemable noncontrolling interests in Credit Suisse Hedging-Griffo Investimentos S.A. Refer to "Other commitments" in Note 31 - Guarantees and commitments for further information.
[12]	Represents the accrued portion of the redemption value of redeemable noncontrolling interests in Credit Suisse Hedging-Griffo Investimentos S.A.. Refer to "Note 30 - Guarantees and commitments" for further information.

Consolidated statements of changes in equity (Parenthetical) (CHF) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Registered shares (in shares)	1,868,100,000
Par value (CHF) (in CHF per share)	0.04
Net income attributable to redeemable noncontrolling interests	49
Tax benefit (charge) from the excess fair value of compensation expense	280
Bank
Registered shares (in shares)	43,996,652
Par value (CHF) (in CHF per share)	100
Number of votes entitled per share	1
Net income attributable to redeemable noncontrolling interests	49
Tax benefit (charge) from the excess fair value of compensation expense	277

Consolidated statements of comprehensive income (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Comprehensive income (CHF million)
Net income	2,790		5,920		6,411
Other comprehensive income/(loss), net of tax	(534)	[1]	(3,796)	[1]	(908)	[1]
Comprehensive income/(loss)	2,256		2,124		5,503
Comprehensive income/(loss) attributable to noncontrolling interests	882		78		(522)
Comprehensive income/(loss) attributable to shareholders	1,374		2,046		6,025
Bank
Comprehensive income (CHF million)
Net income	1,929		4,994		5,732
Other comprehensive income/(loss), net of tax	(188)	[2]	(3,674)	[2]	(968)	[2]
Comprehensive income/(loss)	1,741		1,320		4,764
Comprehensive income/(loss) attributable to noncontrolling interests	940		(432)		(1,000)
Comprehensive income/(loss) attributable to shareholders	801		1,752		5,764

[1]	Refer to "Note 25 - Accumulated other comprehensive income" for details on the components of other comprehensive income.
[2]	Refer to "Note 24 - Accumulated other comprehensive income" for details on the components of other comprehensive income.

Consolidated statements of cash flows (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities of continuing operations (CHF million)
Net income	2,790	5,920	6,411
(Income)/loss from discontinued operations, net of tax	0	19	(169)
Income from continuing operations	2,790	5,939	6,242
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations (CHF million)
Impairment, depreciation and amortization	1,196	1,166	1,114
Provision for credit losses	187	(79)	506
Deferred tax provision/(benefit)	196	1,224	875
Share of net income/(loss) from equity method investments	(45)	(105)	(29)
Trading assets and liabilities, net	39,134	(12,052)	(11,471)
(Increase)/decrease in other assets	(7,750)	4,258	27,189
Increase/(decrease) in other liabilities	5,861	4,155	(40,993)
Other, net	(2,939)	3,722	2,381
Total adjustments	35,840	2,289	(20,428)
Net cash provided by/(used in) operating activities of continuing operations	38,630	8,228	(14,186)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(732)	(98)	726
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(15,221)	(27,518)	54,403
Purchase of investment securities	(1,542)	(2,752)	(2,189)
Proceeds from sale of investment securities	2,118	988	891
Maturities of investment securities	2,462	3,748	4,458
Investments in subsidiaries and other investments	(1,782)	(1,674)	(1,907)
Proceeds from sale of other investments	6,784	2,467	1,710
(Increase)/decrease in loans	(17,242)	3,970	4,166
Proceeds from sale of loans	689	817	992
Capital expenditures for premises and equipment and other intangible assets	(1,739)	(1,689)	(1,387)
Proceeds from sale of premises and equipment and other intangible assets	11	17	3
Other, net	222	275	205
Net cash provided by/(used in) investing activities of continuing operations	(25,972)	(21,449)	62,071
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	27,935	26,391	(29,090)
Increase/(decrease) in short-term borrowings	4,098	10,934	4,098
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	7,182	(7,097)	(46,654)
Issuances of long-term debt	34,234	57,910	62,829
Repayments of long-term debt	(37,127)	(51,390)	(72,472)
Issuances of common shares	1,127	9	17
Sale of treasury shares	11,853	24,749	17,657
Repurchase of treasury shares	(11,790)	(26,846)	(19,019)
Dividends paid/capital repayments	(1,948)	(2,800)	(375)
Excess tax benefits related to share-based compensation	0	615	180
Other, net	(2,508)	553	(2,080)
Net cash provided by/(used in) financing activities of continuing operations	33,056	33,028	(84,909)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(633)	(6,155)	(1,154)
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	25	(42)	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	45,106	13,610	(38,178)
Cash and due from banks at beginning of period	65,467	51,857	90,035
Cash and due from banks at end of period	110,573	65,467	51,857
Cash paid for income taxes and interest (CHF million)
Cash paid for income taxes	1,099	1,041	1,232
Cash paid for interest	17,257	19,012	19,459
Assets and liabilities sold in business divestitures (CHF million)
Assets sold	0	0	869
Liabilities sold	0	0	799
Bank
Operating activities of continuing operations (CHF million)
Net income	1,929	4,994	5,732
(Income)/loss from discontinued operations, net of tax	0	19	(169)
Income from continuing operations	1,929	5,013	5,563
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations (CHF million)
Impairment, depreciation and amortization	1,169	1,136	1,081
Provision for credit losses	97	(124)	460
Deferred tax provision/(benefit)	56	1,048	935
Share of net income/(loss) from equity method investments	(41)	(101)	(28)
Trading assets and liabilities, net	38,310	(10,571)	(8,623)
(Increase)/decrease in other assets	(7,638)	4,068	27,236
Increase/(decrease) in other liabilities	5,676	4,410	(40,612)
Other, net	(2,951)	3,684	1,782
Total adjustments	34,678	3,550	(17,769)
Net cash provided by/(used in) operating activities of continuing operations	36,607	8,563	(12,206)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(1,314)	(2,152)	1,584
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(14,480)	(28,904)	55,508
Purchase of investment securities	(196)	(241)	(67)
Proceeds from sale of investment securities	2,118	988	891
Maturities of investment securities	705	1,312	2,209
Investments in subsidiaries and other investments	(1,409)	(1,365)	(1,961)
Proceeds from sale of other investments	6,324	2,151	1,919
(Increase)/decrease in loans	(14,134)	6,492	3,690
Proceeds from sale of loans	689	817	992
Capital expenditures for premises and equipment and other intangible assets	(1,702)	(1,667)	(1,374)
Proceeds from sale of premises and equipment and other intangible assets	11	17	3
Other, net	120	249	169
Net cash provided by/(used in) investing activities of continuing operations	(23,268)	(22,303)	63,563
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	27,137	27,290	(30,327)
Increase/(decrease) in short-term borrowings	4,754	10,111	3,259
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	7,182	(6,997)	(47,354)
Issuances of long-term debt	32,531	54,979	61,467
Repayments of long-term debt	(36,052)	(48,931)	(71,061)
Issuances of common shares	(2)	1,567	(13)
Sale of treasury shares	615	2,082	1,695
Repurchase of treasury shares	(612)	(1,623)	(2,150)
Dividends paid/capital repayments	(285)	(3,305)	(257)
Excess tax benefits related to share-based compensation	0	608	181
Other, net	(2,759)	(3,336)	(3,628)
Net cash provided by/(used in) financing activities of continuing operations	32,509	32,445	(88,188)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(637)	(6,167)	(1,155)
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	25	(42)	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	45,236	12,496	(37,986)
Cash and due from banks at beginning of period	65,031	52,535	90,521
Cash and due from banks at end of period	110,267	65,031	52,535
Cash paid for income taxes and interest (CHF million)
Cash paid for income taxes	957	835	1,077
Cash paid for interest	17,133	18,846	19,283
Assets and liabilities sold in business divestitures (CHF million)
Assets sold	0	0	869
Liabilities sold	0	0	799

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2011
Summary of significant accounting policies

The accompanying consolidated financial statements of Credit Suisse Group AG (the Group) are prepared in accordance with accounting principles generally accepted in the US (US GAAP) and are stated in Swiss francs (CHF). The financial year for the Group ends on December 31. Certain reclassifications have been made to the prior year’s consolidated financial statements to conform to the current year’s presentation and had no impact on net income/(loss) or total shareholders’ equity.

In preparing the consolidated financial statements, management is required to make estimates and assumptions including, but not limited to, the fair value measurements of certain financial assets and liabilities, the allowance for loan losses, the evaluation of variable interest entities (VIEs), the impairment of assets other than loans, recognition of deferred tax assets, tax uncertainties, pension liabilities, as well as various contingencies. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the dates of the consolidated balance sheets and the reported amounts of revenues and expenses during the reporting period. While management evaluates its estimates and assumptions on an ongoing basis, actual results could differ materially from management’s estimates. Market conditions may increase the risk and complexity of the judgments applied in these estimates.

Principles of consolidation
The consolidated financial statements include the financial statements of the Group and its subsidiaries. The Group’s subsidiaries are entities in which it holds, directly or indirectly, more than 50% of the voting rights or where it exercises control. The Group consolidates limited partnerships in cases where it is the general partner or is a limited partner with substantive rights to kick out the general partner or dissolve the partnership and participate in significant decisions made in the ordinary course of business. The Group also consolidates VIEs where the Group is the primary beneficiary in accordance with Accounting Standards Codification (ASC) Topic 810 – Consolidation. The effects of material intercompany transactions and balances have been eliminated.

Where a Group subsidiary is a separate legal entity and determined to be an investment company as defined by ASC Topic 946 – Financial Services – Investment Companies, interests in other entities held by this Group subsidiary are not consolidated and are carried at fair value.

Group entities that qualify as broker-dealer entities as defined by ASC Topic 940 – Financial Services – Broker and Dealers do not consolidate investments in voting interest entities that would otherwise qualify for consolidation when the investment is held on a temporary basis for trading purposes. In addition, subsidiaries that are strategic components of a broker-dealers’ operations are consolidated regardless of holding intent.

Foreign currency translation
Transactions denominated in currencies other than the functional currency of the related entity are recorded by remeasuring them in the functional currency of the related entity using the foreign exchange rate on the date of the transaction. As of the dates of the consolidated balance sheets, monetary assets and liabilities, such as receivables and payables, are reported using the year-end spot foreign exchange rates. Foreign exchange rate differences are recorded in the consolidated statements of operations. Non-monetary assets and liabilities are recorded using the historic exchange rate.

For the purpose of consolidation, the assets and liabilities of Group companies with functional currencies other than Swiss francs are translated into Swiss franc equivalents using year-end spot foreign exchange rates, whereas revenues and expenses are translated using the weighted average foreign exchange rate for the year. Translation adjustments arising from consolidation are included in accumulated other comprehensive income/(loss) (AOCI) within total shareholders’ equity.

Fair value measurement and option
The Group adopted the guidance on fair value measurements and fair value option on January 1, 2007. The fair value measurement guidance establishes a single authoritative definition of fair value and sets out a framework for measuring fair value. The fair value option creates an alternative measurement treatment for certain financial assets and financial liabilities. The fair value option can be elected at initial acquisition of the eligible item or at the date when the Group enters into an agreement which gives rise to an eligible item (e.g., a firm commitment or a written loan commitment). If not elected at initial recognition, the fair value option can be applied to an item upon certain triggering events that give rise to a new basis of accounting for that item. The application of the fair value option to a financial asset or a financial liability does not change its classification on the face of the balance sheet and the election is irrevocable. Changes in fair value resulting from the election are recorded in trading revenues.

Cash and due from banks
Cash and due from banks consists of currency on hand, demand deposits with banks or other financial institutions and cash equivalents. Cash equivalents are defined as short-term, highly liquid instruments with original maturities of three months or less, which are held for cash management purposes.

Reverse repurchase and repurchase agreements
Purchases of securities under resale agreements (reverse repurchase agreements) and securities sold under agreements to repurchase substantially identical securities (repurchase agreements) do not constitute economic sales and are therefore treated as collateralized financing transactions and are carried in the consolidated balance sheet at the amount of cash disbursed or received, respectively. Reverse repurchase agreements are recorded as collateralized assets while repurchase agreements are recorded as liabilities, with the underlying securities sold continuing to be recognized in trading assets or investment securities. The fair value of securities to be repurchased and resold is monitored on a daily basis, and additional collateral is obtained as needed to protect against credit exposure.

Assets and liabilities recorded under these agreements are accounted for on one of two bases, the accrual basis or the fair value basis. Under the accrual basis, interest earned on reverse repurchase agreements and interest incurred on repurchase agreements are reported in interest and dividend income and interest expense, respectively. The fair value basis of accounting may be elected pursuant to ASC Topic 825 – Financial Instruments, and any resulting change in fair value is reported in trading revenues. Accrued interest income and expense are recorded in the same manner as under the accrual method. The Group has elected the fair value basis of accounting on some of its agreements.

Reverse repurchase and repurchase agreements are netted if they are with the same counterparty, have the same maturity date, settle through the same clearing institution and are subject to the same master netting agreement.

Securities lending and borrowing transactions
Securities borrowed and securities loaned that are cash-collateralized are included in the consolidated balance sheets at amounts equal to the cash advanced or received. If securities received in a securities lending and borrowing transaction as collateral may be sold or repledged, they are recorded as securities received as collateral in the consolidated balance sheet and a corresponding liability to return the security is recorded. Securities lending transactions against non-cash collateral in which the Group has the right to resell or repledge the collateral received are recorded at the fair value of the collateral initially received. For securities lending transactions, the Group receives cash or securities collateral in an amount generally in excess of the market value of securities lent. The Group monitors the fair value of securities borrowed and loaned on a daily basis with additional collateral obtained as necessary.

Fees and interest received or paid are recorded in interest and dividend income and interest expense, respectively, on an accrual basis. In the case where the fair value basis of accounting is elected, any resulting change in fair value is reported in trading revenues. Accrued interest income and expense are recorded in the same manner as under the accrual method.

Transfers of financial assets
The Group transfers various financial assets, which may result in the sale of these assets to special purpose entities (SPEs), which in turn issue securities to investors. The Group values its beneficial interests at fair value using quoted market prices, if such positions are traded on an active exchange or financial models that incorporate observable and unobservable inputs.

> Refer to “Note 32 – Transfers of financial assets and variable interest entities” for further information on the Group’s transfer activities.
Trading assets and liabilities
Trading assets and liabilities include debt and equity securities, derivative instruments, certain loans held in broker-dealer entities, commodities and precious metals. Items included in the trading portfolio are carried at fair value and classified as held for trading purposes based on management’s intent. Regular-way security transactions are recorded on a trade-date basis. Unrealized and realized gains and losses on trading positions are recorded in trading revenues.

Derivatives
Freestanding derivative contracts are carried at fair value in the consolidated balance sheets regardless of whether these instruments are held for trading or risk management purposes. Commitments to originate mortgage loans that will be held for sale are considered derivatives for accounting purposes. When derivative features embedded in certain contracts that meet the definition of a derivative are not considered clearly and closely related to the host contract, either the embedded feature is accounted for separately at fair value or the entire contract, including the embedded feature, is accounted for at fair value. In both cases, changes in fair value are recorded in the consolidated statements of operations. If separated for measurement purposes, the derivative is recorded in the same line item in the consolidated balance sheets as the host contract.

Derivatives classified as trading assets and liabilities include those held for trading purposes and those used for risk management purposes that do not qualify for hedge accounting. Derivatives held for trading purposes arise from proprietary trading activity and from customer-based activity. Realized gains and losses, changes in unrealized gains and losses and interest flows are included in trading revenues. Derivative contracts designated and qualifying as fair value hedges, cash flow hedges or net investment hedges are reported as other assets or other liabilities.

The fair value of exchange-traded derivatives is typically derived from observable market prices and/or observable market parameters. Fair values for over-the-counter (OTC) derivatives are determined on the basis of proprietary models using various input parameters. Derivative contracts are recorded on a net basis per counterparty, where an enforceable master netting agreement exists. Where no such agreement exists, fair values are recorded on a gross basis.

Where hedge accounting is applied, the Group formally documents all relationships between hedging instruments and hedged items, including the risk management objectives and strategy for undertaking hedge transactions. At inception of a hedge and on an ongoing basis, the hedge relationship is formally assessed to determine whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items attributable to the hedged risk. The Group discontinues hedge accounting prospectively in the following circumstances:

(i) the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item (including forecasted transactions);
(ii) the derivative expires or is sold, terminated or exercised;
(iii) the derivative is no longer designated as a hedging instrument because it is unlikely that the forecasted transaction will occur; or
(iv) the designation of the derivative as a hedging instrument is otherwise no longer appropriate.
For derivatives that are designated and qualify as fair value hedges, the carrying value of the underlying hedged items is adjusted to fair value for the risk being hedged. Changes in the fair value of these derivatives are recorded in the same line item of the consolidated statements of operations as the change in fair value of the risk being hedged for the hedged assets or liabilities to the extent the hedge is effective. The change in fair value representing hedge ineffectiveness is recorded separately in trading revenues.

When the Group discontinues fair value hedge accounting because it determines that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried in the consolidated balance sheets at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value attributable to the hedged risk. Interest-related fair value adjustments made to the underlying hedged items will be amortized to the consolidated statements of operations over the remaining life of the hedged item. Any unamortized interest-related fair value adjustment is recorded in the consolidated statements of operations upon sale or extinguishment of the hedged asset or liability, respectively. Any other fair value hedge adjustments remain part of the carrying amount of the hedged asset or liability and are recognized in the consolidated statements of operations upon disposition of the hedged item as part of the gain or loss on disposition.

For hedges of the variability of cash flows from forecasted transactions and floating rate assets or liabilities, the effective portion of the change in the fair value of a designated derivative is recorded in AOCI. These amounts are reclassified into the line item in the consolidated statements of operations in which the hedged item is recorded when the variable cash flow from the hedged item impacts earnings (for example, when periodic settlements on a variable rate asset or liability are recorded in the consolidated statements of operations or when the hedged item is disposed of). The change in fair value representing hedge ineffectiveness is recorded separately in trading revenues.

When hedge accounting is discontinued on a cash flow hedge, the net gain or loss will remain in AOCI and be reclassified into the consolidated statements of operations in the same period or periods during which the formerly hedged transaction is reported in the consolidated statements of operations. When the Group discontinues hedge accounting because it is probable that a forecasted transaction will not occur within the specified date or period plus two months, the derivative will continue to be carried in the consolidated balance sheets at its fair value, and gains and losses that were previously recorded in AOCI will be recognized immediately in the consolidated statements of operations.

For hedges of a net investment in a foreign operation, the change in the fair value of the hedging derivative is recorded in AOCI to the extent the hedge is effective. The change in fair value representing hedge ineffectiveness is recorded in trading revenues. The Group uses the forward method of determining effectiveness for net investment hedges, which results in the time value portion of a foreign currency forward being reported in AOCI to the extent the hedge is effective.

Investment securities
Investment securities include debt securities classified as held-to-maturity and debt and marketable equity securities classified as available-for-sale. Regular-way security transactions are recorded on a trade-date basis.

Debt securities where the Group has the positive intent and ability to hold such securities to maturity are classified as such and are carried at amortized cost, net of any unamortized premium or discount.

Debt and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses, which represent the difference between fair value and amortized cost, are recorded in AOCI. Amounts reported in AOCI are net of income taxes.

Amortization of premiums or discounts is recorded in interest and dividend income using the effective yield method through the maturity date of the security.
Recognition of an impairment on debt securities is recorded in the consolidated statements of operations if a decline in fair value below amortized cost is considered other-than-temporary, that is, amounts due according to the contractual terms of the security are not considered collectible, typically due to deterioration in the creditworthiness of the issuer. No impairment is recorded in connection with declines resulting from changes in interest rates to the extent the Group does not intend to sell the investments, nor is it more likely than not that the Group will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.

Recognition of an impairment on equity securities is recorded in the consolidated statements of operations if a decline in fair value below the cost basis of an investment is considered other-than-temporary. The Group generally considers unrealized losses on equity securities to be other-than-temporary if the fair value has been below cost for more than six months or by more than 20%.

Recognition of an impairment for debt or equity securities establishes a new cost basis, which is not adjusted for subsequent recoveries.
Unrealized losses on available-for-sale securities are recognized in the consolidated statements of operations when a decision has been taken to sell a security.
Other investments
Other investments include equity method investments and non-marketable equity securities such as private equity, hedge funds, and restricted stock investments, certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee, and real estate held for investment.

Equity method investments are investments where the Group has the ability to significantly influence the operating and financial policies of an investee. Significant influence is typically characterized by ownership of 20% to 50% of the voting stock or in-substance common stock of a corporation or 5% or more of limited partnership interests. Equity method investments are accounted for according to the equity method of accounting or the fair value option. Under the equity method of accounting, the Group’s share of the profit or loss, as well as any impairment on the investee, if applicable, are reported in other revenues. Under the fair value option, changes in fair value are reported in other revenues. The Group has elected the fair value basis of accounting on some of its equity method investments.

The Group’s other non-marketable equity securities are carried at cost less other-than-temporary impairment or at fair value if elected under the fair value option. Non-marketable equity securities held by the Group’s subsidiaries that are determined to be investment companies as defined by ASC Topic 946 – Financial Services – Investment Companies are carried at fair value, with changes in fair value recorded in other revenues.

Equity method investments and non-marketable equity securities held by broker-dealer entities as defined by ASC Topic 940 – Financial Services – Broker and Dealers are measured at fair value and reported in trading assets when the intent of the broker-dealer entity is to hold the asset temporarily for trading purposes. Changes in fair value are reported in trading revenues.

Real estate held for investment purposes is carried at cost less accumulated depreciation and is depreciated over its estimated useful life, generally 40 to 67 years. Land is carried at historical cost and is not depreciated.

In connection with the life finance business, the Group invests in single premium immediate annuities (SPIA), which are carried at fair value with the related fair value changes reported in trading revenues. The life finance business also invests in life settlement contracts.

Loans
Loans held-to-maturity
Loans which the Group intends to hold until maturity are carried at outstanding principal balances plus accrued interest, net of the following items: unamortized premiums, discounts on purchased loans, deferred loan origination fees and direct loan origination costs on originated loans. Interest income is accrued on the unpaid principal balance and net deferred premiums/discounts and fees/costs are amortized as an adjustment to the loan yield over the term of the related loans.

Loans are divided in two portfolio segments, “consumer” and “corporate & institutional”. Consumer loans are disaggregated into the classes of mortgages, loans collateralized by securities and consumer finance. Corporate & institutional loans are disaggregated into the classes of real estate, commercial and industrial loans, financial institutions and governments and public institutions.

In accordance with Group policies, impaired loans include non-performing loans, non-interest-earning loans, restructured loans and potential problem loans.
> Refer to “Note 18 – Loans, allowance for loan losses and credit quality” for further information.
Allowance for loan losses on loans held-to-maturity
The allowance for loan losses is comprised of two components: probable credit losses inherent in the portfolio and those losses specifically identified. Changes in the allowance for loan losses are recorded in the consolidated statements of operations in provision for credit losses and in interest income (for provisions on past due interest).

The Group evaluates many factors when estimating the allowance for loan losses, including volatility of default probabilities, rating changes, the magnitude of potential loss, internal risk ratings, and geographic, industry and other economic factors. The component of the allowance representing probable losses inherent in the portfolio is for loans not specifically identified as impaired and that, on a portfolio basis, are considered to contain probable inherent loss. The estimate of this component of the allowance for the consumer loans portfolio involves applying historical and current default probabilities and historical recovery experience and related current assumptions to homogenous loans based on internal risk rating and product type. To estimate this component of the allowance for the corporate & institutional loans portfolio, the Group segregates loans by risk, industry or country rating. Excluded from this estimate process are consumer and corporate & institutional loans that have been specifically identified as impaired or are held at fair value. For lending-related commitments, a provision for losses is estimated based on historical loss and recovery experience and recorded in other liabilities. Changes in the estimate of losses for lending-related commitments are recorded in the consolidated statements of operations in provision for credit losses.

The estimate of the component of the allowance for specifically identified credit losses on impaired loans is based on a regular and detailed analysis of each loan in the portfolio considering collateral and counterparty risk. The Group considers a loan impaired when, based on current information and events, it is probable that the Group will be unable to collect the amounts due according to the contractual terms of the loan agreement. For certain non-collateral-dependent impaired loans, an impairment is measured using the present value of estimated future cash flows, except that as a practical expedient an impairment may be measured based on a loan’s observable market price. For collateral-dependent impaired loans, an impairment is measured using the fair value of the collateral.

Lease financing transactions where the Group is the lessor are classified as loans. Unearned income is amortized to interest and dividend income over the lease term using the effective interest method.

> Refer to “Impaired loans” in Note 18 – Loans, allowance for loan losses and credit quality for further information on categories of impaired loans and related accounting policies.
Loans held-for-sale
Loans, which the Group has the intent to sell in the foreseeable future, are considered held-for-sale and are carried at the lower of amortized cost or market value determined on either an individual method basis, or in the aggregate for pools of similar loans if sold or securitized as a pool. Loans held-for-sale are included in other assets. Gains and losses on loans held-for-sale are recorded in other revenues.

Purchased impaired loans
Purchased loans for which it is probable at acquisition that all contractually required payments will not be received are recorded at their net purchase price and no allowances are carried over. The excess of the estimated cash flows to be collected over the amount paid is accreted into interest income over the estimated recovery period when reasonable estimates can be made about the timing and amount of recovery. The Group does not consider such loans to be impaired at the time of acquisition. Such loans are deemed impaired only if the Group’s estimate of cash to be received decreases below the estimate at the time of acquisition. Increases in the estimated expected recovery is recorded as a reversal of allowances, if any, and then recognized as an adjustment of the effective yield of the loan.

Loans held at fair value under the fair value option
Loans and loan commitments for which the fair value option is elected are reported at fair value with changes in fair value reported in trading revenues. The application of the fair value option does not change the loan’s classification. Loan commitments carried at fair value are recorded in other assets or other liabilities, respectively.

Premises and equipment
Premises are carried at cost less accumulated depreciation and are depreciated over their estimated useful lives, generally 40 to 67 years. Land is carried at historical cost and is not depreciated. Alterations and improvements to rented premises are depreciated over the shorter of the lease term or estimated useful life, which is not to exceed ten years. Other tangible fixed assets such as computers, machinery, furnishings, vehicles, other equipment and building improvements are depreciated using the straight-line method over their estimated useful lives, generally three to ten years.

The Group capitalizes costs relating to the acquisition, installation and development of software with a measurable economic benefit, but only if such costs are identifiable and can be reliably measured. The Group depreciates capitalized software costs on a straight-line basis over the estimated useful life of the software, generally not exceeding three years, taking into consideration the effects of obsolescence, technology, competition and other economic factors.

The Group reflects finance leasing activities for which it is the lessee by recording an asset in premises and equipment and a corresponding liability in other liabilities at an amount equal to the smaller of the present value of the minimum lease payments or fair value, and the leased asset is depreciated over the shorter of the asset’s estimated useful life or the lease term.

Goodwill and other intangible assets
Goodwill arises on the acquisition of subsidiaries and equity method investments. It is measured as the excess of the fair value of the consideration transferred, the fair value of any noncontrolling interest in the acquiree and the fair value of any previously held equity interest in the acquired subsidiary, over the net of the acquisition-date fair values of the identifiable assets acquired and the liabilities assumed. Goodwill is not amortized, rather it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that goodwill may be impaired. Goodwill is allocated to the Group’s reporting units for the purposes of the impairment test.

Other intangible assets may be acquired individually or as part of a group of assets assumed in a business combination. Other intangible assets include but are not limited to: patents, licenses, copyrights, trademarks, branch networks, mortgage servicing rights, customer base and deposit relationships. Acquired intangible assets are initially measured at the amount of cash disbursed or the fair value of other assets distributed. Other intangible assets that have a finite useful life are amortized over that period. Other intangible assets acquired after January 1, 2002, that are determined to have an indefinite useful life, are not amortized. Mortgage servicing rights are included in non-amortizing other intangible assets and are carried at fair value, with changes in fair value recognized through earnings in the period in which they occur. Mortgage servicing rights represent the right to perform specified mortgage servicing activities on behalf of third parties. Mortgage servicing rights are either purchased from third parties or retained upon sale of acquired or originated loans.

Recognition of an impairment on tangible fixed assets and other intangible assets
The Group evaluates premises and equipment and other intangible assets for impairment at least annually and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the asset is considered not to be recoverable, an impairment is recorded in general and administrative expenses to the extent the fair value of the asset is less than its carrying amount. Recognition of an impairment on such assets establishes a new cost base, which is not adjusted for subsequent recoveries in value.

Income taxes
Deferred tax assets and liabilities are recorded for the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities at the dates of the consolidated balance sheets and their respective tax bases. Deferred tax assets and liabilities are computed using currently enacted tax rates and are recorded in other assets and other liabilities, respectively. Income tax expense or benefit is recorded in income tax expense/(benefit), except to the extent the tax effect relates to transactions recorded directly in total shareholders’ equity. Deferred tax assets are reduced by a valuation allowance, if necessary, to the amount that management believes will more likely than not be realized. Deferred tax assets and liabilities are adjusted for the effect of changes in tax laws and rates in the period in which changes are approved by the relevant authority. Deferred tax assets and liabilities are presented on a net basis for the same tax-paying component within the same tax jurisdiction.

The Group follows the guidance in ASC Topic 740 – Income Taxes, which sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions. The Group determines whether it is more likely than not that an income tax position will be sustained upon examination based on the technical merits of the position. Sustainable income tax positions are then measured to determine the amount of benefit eligible for recognition in the consolidated financial statements. Each such sustainable income tax position is measured at the largest amount of benefit that is more likely than not to be realized upon ultimate settlement.

Life settlement contracts
Life settlement contracts are initially recognized at the transaction price and subsequently carried at fair value unless the Group elects to apply the investment method. The contracts that are not accounted for under the investment method are carried at fair value and are recorded in trading assets.

Under the investment method, the contracts are initially recognized at the transaction price plus any directly related external costs and are recorded in other investments. Subsequently, all continuing premium payments made are capitalized unless the aggregated carrying value exceeds fair value in which case an impairment allowance is established so that the carrying value does not exceed fair value.

Brokerage receivables and brokerage payables
The Group recognizes receivables and payables from transactions in financial instruments purchased from and sold to customers, banks, and broker-dealers. The Group is exposed to risk of loss resulting from the inability of counterparties to pay for or deliver financial instruments purchased or sold, in which case the Group would have to sell or purchase, respectively, these financial instruments at prevailing market prices. To the extent an exchange or clearing organization acts as counterparty to a transaction, credit risk is generally considered to be limited. The Group establishes credit limits for each customer and requires them to maintain margin collateral in compliance with applicable regulatory and internal guidelines. In order to conduct trades with an exchange or a third-party bank, the Group is required to maintain a margin. This is usually in the form of cash and deposited in a separate margin account with the exchange or broker. If available information indicates that it is probable that a brokerage receivable is impaired, an allowance is established. Write-offs of brokerage receivables occur if the outstanding amounts are considered uncollectible.

Other assets
Derivative instruments used for hedging
Derivative instruments are carried at fair value. The fair values of derivative instruments held for hedging are included as other assets or other liabilities in the consolidated balance sheets. The accounting treatment used for changes in fair value of hedging derivatives depends on the designation of the derivative as either a fair value hedge, cash flow hedge or hedge of a net investment in a foreign operation. Changes in fair value representing hedge ineffectiveness are reported in trading revenues.

Long-term debt
Total long-term debt is comprised of debt issuances which do not contain derivative features (vanilla debt), as well as hybrid debt instruments with embedded derivatives, which are issued as part of the Group’s structured product activities. Long-term debt includes both Swiss franc and foreign currency denominated fixed and variable rate bonds.

The Group actively manages the interest rate risk on vanilla debt through the use of derivative contracts, primarily interest rate and currency swaps, in particular, fixed rate debt is hedged with receive-fixed, pay-floating interest rate swaps. The Group elected to fair value this fixed rate debt upon implementation of the fair value option on January 1, 2007, with changes in fair value recognized as a component of trading revenues. The Group did not elect to apply the fair value option to fixed-rate debt issued by the Group since January 1, 2008 and instead applies hedge accounting per the guidance of ASC Topic 815 – Derivatives and Hedging.

The Group’s long-term debt also includes various equity-linked and other indexed instruments with embedded derivative features, whose payments and redemption values are linked to commodities, stocks, indices, currencies or other assets. The Group elected to account for substantially all of these instruments at fair value. Changes in the fair value of these instruments are recognized as a component of trading revenues.

Other liabilities
Guarantees
In cases where the Group acts as a guarantor, the Group recognizes in other liabilities, at the inception of a guarantee, a liability for the fair value of the obligations undertaken in issuing such a guarantee, including its ongoing obligation to perform over the term of the guarantee in the event that certain events or conditions occur.

Pensions and other post-retirement benefits
The Group uses the projected unit credit actuarial method to determine the present value of its projected benefit obligations (PBO) and the current and past service costs or credits related to its defined benefit and other postretirement benefit plans. The measurement date used to perform the actuarial valuation is December 31.

Certain key assumptions are used in performing the actuarial valuations. These assumptions must be made concerning the future events that will determine the amount and timing of the benefit payments and thus require significant judgment and estimates by Group management. Among others, assumptions have to be made with regard to discount rates, expected return on plan assets and salary increases.

The assumed discount rates reflect the rates at which the pension benefits could be effectively settled. These rates are determined based on yields of high-quality corporate bonds currently available and are expected to be available during the period to maturity of the pension benefits. In countries where no deep market in high-quality corporate bonds exists, the estimate is based on governmental bonds adjusted to include a risk premium reflecting the additional risk for corporate bonds.

The expected long-term rate of return on plan assets is determined on a plan-by-plan basis, taking into account asset allocation, historical rate of return, benchmark indices for similar-type pension plan assets, long-term expectations of future returns and investment strategy.

Health care cost trend rates are determined by reviewing external data and the Group’s own historical trends for health care costs. Salary increases are determined by reviewing external data and considering internal projections.

The funded status of the Group’s defined benefit postretirement and pension plans is recognized in the consolidated balance sheets.
Actuarial gains and losses in excess of 10% of the greater of the PBO or the market value of plan assets and unrecognized prior service costs or credits are amortized to net periodic pension and other post-retirement cost on a straight-line basis over the average remaining service life of active employees expected to receive benefits.

The Group records pension expense for defined contribution plans when the employee renders service to the company, essentially coinciding with the cash contributions to the plans.
Share-based compensation
For all share-based awards granted to employees and existing awards modified on or after January 1, 2005, compensation expense is measured at grant date or modification date based on the fair value of the number of awards for which the requisite service is expected to be rendered and is recognized in the consolidated statements of operations over the required service period on a straight-line basis. For all outstanding unvested share-based awards as of January 1, 2005, compensation expense is measured based on the original grant date fair value of the award and is recognized over the remaining requisite service period of each award on a straight-line basis.

The Group uses the tax law ordering approach to determine the portion of the total tax expense that relates to windfall tax benefits that are to be recorded in additional paid-in capital. In addition, it elected to use the practical transition option in determining the amount of windfall tax benefits recorded in additional paid-in capital arising on awards that were fully vested prior to January 1, 2005.

Compensation expense for share-based awards that vest in annual installments (graded vesting) but which only contain a service condition that affects vesting is recognized on a straight-line basis over the service period for the entire award. However, if such awards contain a performance condition, then each installment is expensed as if it were a separate award (upfront expense recognition). Furthermore, recognition of compensation expense is accelerated to the date an employee becomes eligible for retirement. For awards granted to employees eligible for retirement prior to January 1, 2005, the Group’s policy is to record compensation expense over the requisite service period.

Certain share-based awards also contain a performance condition, where the number of shares the employee is to receive is dependent on the performance (e.g., net income or return on equity (ROE)) of the Group or a division of the Group. If the employee is also required to provide the service stipulated in the award terms, the amount of compensation expense attributed to the incremental additional units expected to be received at vesting due to this performance condition is estimated on the grant date and subsequent changes in this estimate are recorded in the consolidated statements of operations over the remaining service period.

When awards contain market conditions, where the number of shares the employee receives varies based on changes in the Group share price, the incremental amount of extra shares the employee is expected to receive due to the market condition is estimated on the grant date and the total compensation expense is not adjusted thereafter for changes in the Group share price.

Certain employees own non-substantive equity interests in the form of carried interests in private equity funds managed by the Group. Expenses recognized under these ownership interests are reflected in the consolidated statements of operations in compensation and benefits.

The Group has certain option plans outstanding, primarily related to 1999 and prior years, which include a cash settlement feature. For those plans, liability award accounting is applied until settlement of the awards.

Own shares, own bonds and financial instruments on own shares
The Group may buy and sell own shares, own bonds and financial instruments on own shares within its normal trading and market-making activities. In addition, the Group may hold its own shares to satisfy commitments arising from employee share-based compensation awards. Own shares are recorded at cost and reported as treasury shares, resulting in a reduction to total shareholders’ equity. Financial instruments on own shares are recorded as assets or liabilities or as equity when the criteria for equity classification are met. Dividends received by subsidiaries on own shares and unrealized and realized gains and losses on own shares classified in total shareholders’ equity are excluded from the consolidated statements of operations.

Any holdings of bonds issued by any Group entity are eliminated in the consolidated financial statements.
Net interest income
Interest income and interest expense arising from interest-bearing assets and liabilities other than those carried at fair value or the lower of cost or market are accrued, and any related net deferred premiums, discounts, origination fees or costs are amortized as an adjustment to the yield over the life of the related asset and liability. Interest from debt securities and dividends on equity securities carried as trading assets and trading liabilities are recorded in interest and dividend income.

> Refer to Loans for further information on interest on loans.
Commissions and fees
Fee revenue is recognized when all of the following criteria have been met: persuasive evidence of an arrangement exists, services have been rendered, the price is fixed or determinable and collectibility is reasonably assured. Fee income can be divided into two broad categories: income earned from services that are provided over a certain period of time, for which customers are generally billed on an annual or semi-annual basis, and income earned from providing transaction-type services. Fees earned from services that are provided over a certain period of time are recognized ratably over the service period. Fees earned from providing transaction-type services are recognized when the service has been completed. Performance-linked fees or fee components are recognized at any contractual measurement date when the contractually agreed thresholds are met.

Revenues from underwriting and fees from mergers and acquisitions (M&A) and other corporate finance advisory services are recorded at the time the underlying transactions are substantially completed and there are no other contingencies associated with the fees.

Transaction-related expenses are deferred until the related revenue is recognized assuming they are deemed direct and incremental; otherwise, they are expensed as incurred. Underwriting fees are reported net of related expenses. Expenses associated with financial advisory services are recorded in operating expenses unless reimbursed by the client.

In circumstances where the Group contracts to provide multiple products, services or rights to a counterparty, an evaluation is made as to whether separate revenue recognition events have occurred. This evaluation considers the stand-alone value of items already delivered and if there is a right of return or warranties on delivered items and services, and the probability of delivery of remaining undelivered items or services. This evaluation is made on a transaction by transaction basis.

If the criteria noted are met, then the transaction is considered a multiple-deliverable arrangement where revenue recognition is determined separately for each deliverable. The consideration received on the total arrangement is allocated to the multiple deliverables based on the selling price of each deliverable. The selling price used for each deliverable will be based on vendor-specific objective evidence if available, third-party evidence if vendor-specific objective evidence is not available, or estimated selling price if neither vendor-specific objective evidence or third-party evidence is available.

Taxes collected from customers and remitted to governmental authorities are accounted for on a net basis.

Bank
Summary of significant accounting policies

The accompanying consolidated financial statements of Credit Suisse AG, the Swiss bank subsidiary of the Group (the Bank), are prepared in accordance with accounting principles generally accepted in the US (US GAAP) and are stated in Swiss francs (CHF). The financial year for the Bank ends on December 31. Certain reclassifications have been made to the prior year’s consolidated financial statements to conform to the current year’s presentation and had no impact on net income/(loss) or total shareholder’s equity.

In preparing the consolidated financial statements, management is required to make estimates and assumptions including, but not limited to, the fair value measurements of certain financial assets and liabilities, the allowance for loan losses, the evaluation of variable interest entities (VIEs), the impairment of assets other than loans, recognition of deferred tax assets, tax uncertainties, pension liabilities, as well as various contingencies. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the dates of the consolidated balance sheets and the reported amounts of revenues and expenses during the reporting period. While management evaluates its estimates and assumptions on an ongoing basis, actual results could differ materially from management’s estimates. Market conditions may increase the risk and complexity of the judgments applied in these estimates.

> Refer to “Note 1 – Summary of significant accounting policies” in V – Consolidated financial statements – Credit Suisse Group for a summary of significant accounting policies, with the exception of the following accounting policies.

Pensions and other post-retirement benefits
Credit Suisse sponsors a Group defined benefit pension plan in Switzerland that covers eligible employees of the Bank domiciled in Switzerland. The Bank also has single-employer defined benefit pension plans and defined contribution pension plans in Switzerland and other countries around the world.

For the Bank’s participation in the Group defined benefit pension plan, no retirement benefit obligation is recognized in the consolidated balance sheets of the Bank and defined contribution accounting is applied, as the Bank is not the sponsoring entity of the Group plan.

For single-employer defined benefit plans, the Bank uses the projected unit credit actuarial method to determine the present value of its projected benefit obligations (PBO) and the current and past service costs or credits related to its defined benefit and other post-retirement benefit plans. The measurement date used to perform the actuarial valuation is December 31.

Certain key assumptions are used in performing the actuarial valuations. These assumptions must be made concerning the future events that will determine the amount and timing of the benefit payments and thus require significant judgment and estimates by Bank management. For example, assumptions have to be made with regard to discount rates, expected return on plan assets and salary increases.

The assumed discount rates reflect the rates at which the pension benefits could be effectively settled. These rates are determined based on yields of high-quality corporate bonds currently available and are expected to be available during the period to maturity of the pension benefits. In countries where no deep market in high-quality corporate bonds exists, the estimate is based on governmental bonds adjusted to include a risk premium reflecting the additional risk for corporate bonds.

The expected long-term rate of return on plan assets is determined on a plan-by-plan basis, taking into account asset allocation, historical rate of return, benchmark indices for similar-type pension plan assets, long-term expectations of future returns and investment strategy.

Health care cost trend rates are determined by reviewing external data and the Bank’s own historical trends for health care costs. Salary increases are determined by reviewing external data and considering internal projections.

The funded status of the Bank’s defined benefit post-retirement and pension plans is recognized in the consolidated balance sheets.
Actuarial gains and losses in excess of 10% of the greater of the PBO or the market value of plan assets and unrecognized prior service costs or credits are amortized to net periodic pension and other post-retirement cost on a straight-line basis over the average remaining service life of active employees expected to receive benefits.

The Bank records pension expense for defined contribution plans when the employee renders service to the company, essentially coinciding with the cash contributions to the plans.
Own shares, own bonds and financial instruments on Group shares
The Bank’s shares are wholly-owned by Credit Suisse Group AG and are not subject to trading. The Bank may buy and sell Credit Suisse Group AG shares (Group shares), own bonds and financial instruments on Group shares within its normal trading and market-making activities. In addition, the Bank may hold Group shares to economically hedge commitments arising from employee share-based compensation awards. Group shares are reported as trading assets, unless those shares are held to economically hedge share award obligations. Hedging shares are reported as treasury shares, resulting in a reduction to total shareholder’s equity. Financial instruments on Group shares are recorded as assets or liabilities and carried at fair value. Dividends received on Group shares and unrealized and realized gains and losses on Group shares are recorded according to the classification of the shares as trading assets or treasury shares. Purchases of bonds originally issued by the Bank are recorded as an extinguishment of debt.

Recently issued accounting standards	12 Months Ended
Dec. 31, 2011
Recently issued accounting standards

Recently adopted accounting standards
ASC Topic 310 – Receivables
In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-02, “A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring” (ASU 2011-02), an update to ASC Topic 310 – Receivables. ASU 2011-02 provides guidance in evaluating whether a restructuring constitutes a troubled debt restructuring. In order to meet the requirements for a troubled debt restructuring, a creditor must separately conclude that both the restructuring constitutes a concession and the debtor is experiencing financial difficulties. The amendments clarify the guidance on a creditor’s evaluation of whether it has granted a concession and also clarify the guidance on a creditor’s evaluation of whether a debtor is experiencing financial difficulties. ASU 2011-02 was effective for the first interim or annual reporting period beginning on or after June 15, 2011 and has to be applied retrospectively to the beginning of the annual period of adoption. The Group adopted ASU 2011-02 retrospectively to January 1, 2011 and this did not result in loans newly identified as troubled debt restructurings and as such did not impact the Group’s financial condition, results of operations or cash flows.

In January 2011, the FASB issued ASU 2011-01, “Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20” (ASU 2011-01), an update to ASC Topic 310 – Receivables. The amendment in ASU 2011-01 temporarily delayed the effective date of the disclosures about troubled debt restructurings in ASU 2010-20. ASU 2011-01 was effective upon issuance and the adoption thereof did not impact the Group’s financial condition, results of operations or cash flows.

In July 2010, the FASB issued ASU 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (ASU 2010-20), an update to ASC Topic 310 – Receivables. The amendments in ASU 2010-20 enhance disclosures about the credit quality of financing receivables and the allowance for credit losses. As a result of the update, entities are required to provide a greater level of disaggregated information about the credit quality of financing receivables and the allowance for credit losses. Entities are also required to disclose credit quality indicators, past due information, and modifications of its financing receivables. The enhanced disclosures are designed to help financial statement users assess an entity’s credit risk exposures and its allowance for credit losses. The disclosures as of the end of a reporting period were effective for the first interim or annual reporting period ending after December 15, 2010. The disclosures about activity that occurred during a reporting period are effective for the first interim or annual reporting period beginning after December 15, 2010. ASU 2010-20 is an update only for disclosures and as such did not impact the Group’s financial position, results of operations or cash flows. The Group adopted ASU 2010-20 on December 31, 2010 and provided the disclosures under this ASU that were effective for the first annual reporting period ending after December 15, 2010 in the Group’s consolidated financial statements in the Credit Suisse Annual Report 2010. Disclosures about activity that occurred during the reporting period were provided in the Financial Report 1Q11 for the first time.

> Refer to “Impaired loans” in Note 18 – Loans, allowance for loan losses and credit quality for further information.
ASC Topic 810 – Consolidation
In December 2009, the FASB issued ASU 2009-17, “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” (ASU 2009-17). ASU 2009-17 was issued to update the Codification for the June 2009 issuance of SFAS 167. ASU 2009-17 changes how a reporting entity determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. Under this standard, the determination of whether a reporting entity is required to consolidate another entity is based on, among other things, the other entity’s purpose and design and the reporting entity’s ability to direct the activities of the other entity that most significantly impact the other entity’s economic performance.

ASU 2009-17 was effective for annual reporting periods that began after November 15, 2009 (January 1, 2010 for the Group) and for interim and annual reporting periods thereafter.
The adoption of ASU 2009-17 on January 1, 2010 resulted in an increase of CHF 15.0 billion to our consolidated balance sheet and a reduction in total shareholders’ equity of CHF 2.2 billion, net of tax. The consolidation of these entities did not have an impact on tier 1 capital or risk-weighted assets.

Upon consolidation, transactions between the Group and the formerly unconsolidated entities became intercompany transactions and are eliminated.
> Refer to “Note 32 – Transfers of financial assets and variable interest entities“ for further information.
ASC Topic 820 – Fair Value Measurement
In January 2010, the FASB issued ASU 2010-06, “Improving Disclosures about Fair Value Measurements” (ASU 2010-06), an update to ASC Topic 820 – Fair Value Measurement. ASU 2010-06 requires both new and clarifies existing fair value measurement disclosures. The new requirements include disclosure of significant transfers in and out of level 1 and 2 and gross presentation of purchases, sales, issuances, and settlements in the reconciliation of beginning and ending balances of level 3 instruments. The clarifications required by ASU 2010-06 include the level of disaggregation in the fair value hierarchy and level 3 reconciliation of assets and liabilities by class of financial instrument. In addition the ASU expanded disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements included in levels 2 and 3 of the fair value hierarchy.

The new disclosures and clarifications were effective for interim and annual reporting periods beginning after December 15, 2009, except the disclosures about purchases, sales, issuances, and settlements in reconciliation of beginning and ending balances of level 3 instruments, which were effective for interim and annual reporting periods beginning after December 15, 2010. ASU 2010-06 is an update only for disclosures and as such did not impact the Group’s financial position, results of operations or cash flows.

> Refer to “Note 33 – Financial instruments” for further information.
Standards to be adopted in future periods
ASC Topic 210 – Balance Sheet
In December 2011, the FASB issued ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities” (ASU 2011-11), an update to ASC Topic 210 – Balance Sheet. ASU 2011-11 is effective for interim and annual reporting periods beginning on or after January 1, 2013. An entity should provide the required disclosures retrospectively for all comparative periods presented. ASU 2011-11 is an update for presentation and as such will not impact the Group’s financial position, results of operation or cash flows.

ASC Topic 220 – Comprehensive Income
In December 2011, the FASB issued ASU 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (ASU 2011-05), an update to ASC Topic 220 – Comprehensive Income. ASU 2011-12 was effective upon issuance and its adoption did not impact the Group’s financial condition, results of operations or cash flows.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income” (ASU 2011-05), an update to ASC Topic 220 – Comprehensive Income. ASU 2011-05 is required to be applied retrospectively and is effective for interim and annual reporting periods beginning after December 15, 2011. ASU 2011-05 is an update only for presentation and its adoption on January 1, 2012 did not impact the Group’s financial position, results of operations or cash flows.

ASC Topic 350 – Intangibles – Goodwill and Other
In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment” (ASU 2011-08), an update to ASC Topic 350 – Intangibles – Goodwill and Other. ASU 2011-08 is required to be applied prospectively for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of ASU 2011-08 on January 1, 2012 did not have a material impact on the Group’s financial condition, results of operations or cash flows.

ASC Topic 360 – Property, Plant and Equipment
In December 2011, the FASB issued ASU 2011-10, “Derecognition of in Substance Real Estate – a Scope Clarification, a consensus of the FASB Emerging Issues Task Force” (ASU 2011-10), an update to ASC Topic 360 – Property, Plant and Equipment. ASU 2011-10 is effective for interim and annual reporting periods beginning on or after June 15, 2012. The Group is currently evaluating the impact of adoption of ASU 2011-10 on the Group’s financial condition, results of operations or cash flows.

ASC Topic 820 – Fair Value Measurement
In May 2011, the FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, an update to ASC Topic 820 – Fair Value Measurement. ASU 2011-04 is required to be applied prospectively and is effective for interim and annual reporting periods beginning after December 15, 2011. The adoption of ASU 2011-04 on January 1, 2012 did not have a material impact on the Group’s financial condition, results of operations or cash flows.

ASC Topic 860 – Transfers and Servicing
In April 2011, the FASB issued ASU 2011-03, “Reconsideration of Effective Control for Repurchase Agreements” (ASU 2011-03), an update to ASC Topic 860 – Transfers and Servicing. ASU 2011-03 is effective for the first interim or annual reporting period beginning on or after December 15, 2011 and is required to be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The adoption of ASU 2011-03 on January 1, 2012 did not have a material impact on the Group’s financial condition, results of operations or cash flows.

Bank
Recently issued accounting standards

> Refer to “Note 2 – Recently issued accounting standards” in V – Consolidated financial statements – Credit Suisse Group for recently adopted accounting standards and standards to be adopted in future periods.

The impact on the Bank’s and Group’s financial condition, results of operations or cash flows was or is expected to be identical.

Business developments	12 Months Ended
Dec. 31, 2011
Business developments

The Group’s significant divestitures and acquisitions for the years ended December 31, 2011, 2010 and 2009, respectively, as well as the Group’s significant shareholders are discussed below.
Divestitures
In 2009, the Group completed the sale of part of its traditional investment strategies business in Asset Management to Aberdeen Asset Management (Aberdeen) announced on December 31, 2008.
In February 2012, the Group sold an interest in Aberdeen, resulting in gains of approximately CHF 170 million recorded in the first quarter of 2012. The remaining ownership interest in Aberdeen is 9.8%.

> Refer to “Note 4 – Discontinued operations” for further information.
Acquisitions
The Group announced on December 21, 2011, that it signed a definitive agreement to acquire HSBC’s private banking business in Japan. The acquisition, which is subject to regulatory approval, is expected to close in mid-2012.

On April 30, 2011, the Group completed the acquisition of ABN AMRO Bank’s (formerly Fortis Bank Nederland) PFS hedge fund administration business, a global leader in hedge fund administration services.

In 2010, the Group acquired a significant noncontrolling interest of York Capital Management (York), a global hedge fund manager, based in New York. Under the terms of the transaction, the Group paid an initial USD 425 million (CHF 419 million) for its interest in York. The transaction also provides for earn-out payments based on five-year financial performance by York as well as non-compete arrangements for the chief executive officer, chief investment officer and other senior York principals.

On March 24, 2011, Credit Suisse Group AG owned 100% of the share capital of Neue Aargauer Bank AG after the cancellation of remaining shares pursuant to Art. 33 of the Swiss Federal Act on Stock Exchanges and Securities Trading entered into force.

Significant shareholders
In a disclosure notification that the Group published on February 2, 2010, Crescent Holding GmbH, a company controlled by The Olayan Group, confirmed that it held 78.4 million shares, or 6.6%, of the registered Group shares as of January 30, 2010. No further disclosure notification was received from The Olayan Group relating to holdings of Group shares in 2011.

In a disclosure notification that the Group published on April 30, 2011, the Group was notified that as of April 21, 2011, Qatar Holding LLC held 73.2 million shares, or 6.2%, of the registered Group shares. No further disclosure notification was received from Qatar Holding LLC relating to holdings of Group shares in 2011.

Bank
Business developments

> Refer to “Note 3 – Business developments” in V – Consolidated financial statements – Credit Suisse Group for further information.

Discontinued operations	12 Months Ended
Dec. 31, 2011
Discontinued operations

On December 31, 2008, the Group signed an agreement to sell part of its traditional investments business in Asset Management to Aberdeen. The transaction was completed with the final closing on July 1, 2009. As part of the sale of the business, the Group purchased certain assets in the amount of CHF 114 million in the first quarter of 2010 in accordance with contractual obligations and recognized losses of CHF 19 million that were included in discontinued operations in 2010. The remaining balance of the assets purchased in the first quarter of 2010 was sold, or matured in the first quarter of 2011.

The results of operations of the business sold have been reflected in income/(loss) from discontinued operations in the consolidated statements of operations for all periods presented. The assets and liabilities of the business sold have been presented as assets of discontinued operations held-for-sale and liabilities of discontinued operations held-for-sale, respectively, in the consolidated balance sheet beginning in the fourth quarter of 2008. Assets and liabilities are reclassified as held-for-sale in the period in which the disposal determination is made, and prior periods are not reclassified.

Income/(loss) from discontinued operations
in	2011	2010	2009

Income/(loss) from discontinued operations (CHF million)

Net revenues	–	(19)	56

Total expenses	–	0	(167)

Income/(loss) from discontinued operations before taxes	–	(19)	(111)

Gain on disposal	–	0	261	[1]

Income tax expense/(benefit)	–	0	(19)

Income/(loss) from discontinued operations, net of tax	–	(19)	169

1 Represents net gains from the deconsolidation of subsidiaries. The Group did not retain any investment in the former subsidiaries.

Bank
Discontinued operations

> Refer to “Note 4 – Discontinued operations” in V – Consolidated financial statements – Credit Suisse Group for further information.
Income/(loss) from discontinued operations
in	2011	2010	2009

Income/(loss) from discontinued operations (CHF million)

Net revenues	–	(19)	56

Total expenses	–	0	(167)

Income/(loss) before taxes from discontinued operations	–	(19)	(111)

Gain on disposal	–	0	261	[1]

Income tax expense/(benefit)	–	0	(19)

Income/(loss) from discontinued operations, net of tax	–	(19)	169

1 Represents net gains from the deconsolidation of subsidiaries. The Bank did not retain any investment in the former subsidiaries.

Segment information	12 Months Ended
Dec. 31, 2011
Segment information

The Group is a global financial services company domiciled in Switzerland. The Group’s business consists of three segments: Private Banking, Investment Banking and Asset Management. The three segments are complemented by Shared Services, which provides support in the areas of finance, operations, human resources, legal and compliance, risk management and IT.

The segment information reflects the Group’s reportable segments as follows:
– Private Banking offers comprehensive advice and a broad range of wealth management solutions, including pension planning, life insurance products, tax planning and wealth and inheritance advice, which are tailored to the needs of high-net-worth and ultra-high-net-worth individuals (UHNWI) worldwide. In Switzerland, Private Banking supplies banking products and services to individual clients, including affluent, high-net-worth and UHNWI clients, and corporates and institutions.

– Investment Banking offers investment banking and securities products and services to corporate, institutional and government clients around the world. Its products and services include debt and equity underwriting, sales and trading, M&A advice, divestitures, corporate sales, restructuring and investment research.

– Asset Management offers integrated investment solutions and services to institutions, governments and private clients. It provides access to a wide range of investment classes, building on its global strengths in alternative investments and traditional investments.

Corporate Center includes parent company operations such as Group financing, expenses for projects sponsored by the Group and certain expenses that have not been allocated to the segments. In addition, Corporate Center includes consolidation and elimination adjustments required to eliminate intercompany revenues and expenses.

Noncontrolling interest-related revenues and expenses resulting from the consolidation of certain private equity funds and other entities in which the Group does not have a significant economic interest (SEI) in such revenues and expenses are reported as noncontrolling interests without SEI. The consolidation of these entities does not affect net income attributable to shareholders as the amounts recorded in net revenues and total operating expenses are offset by corresponding amounts reported as noncontrolling interests. In addition, the Group’s tax expense is not affected by these revenues and expenses.

Revenue sharing and cost allocation
Responsibility for each product is allocated to a segment, which records all related revenues and expenses. Revenue-sharing and service level agreements govern the compensation received by one segment for generating revenue or providing services on behalf of another. These agreements are negotiated periodically by the relevant segments on a product-by-product basis.

The aim of revenue-sharing and cost allocation agreements is to reflect the pricing structure of unrelated third-party transactions.
Corporate services and business support in finance, operations, including human resources, legal and compliance, risk management and IT are provided by the Shared Services area. Shared Services costs are allocated to the segments and Corporate Center based on their requirements and other relevant measures.

Funding
The Group centrally manages its funding activities. New securities for funding and capital purposes are issued primarily by Credit Suisse AG, the Swiss bank subsidiary of the Group (the Bank). The Bank lends funds to its operating subsidiaries and affiliates on both a senior and subordinated basis, as needed, the latter typically to meet capital requirements, or as desired by management to capitalize on opportunities. Capital is distributed to the segments considering factors such as regulatory capital requirements, utilized economic capital and the historic and future potential return on capital.

Transfer pricing, using market rates, is used to record net revenues and expense in each of the segments for this capital and funding. The Group’s funds transfer pricing system is designed to allocate to its businesses funding costs in a way that incentivizes their efficient use of funding. The Group’s funds transfer pricing system is an essential tool that allocates to the businesses the short-term and long-term costs of funding their balance sheet and the costs associated with funding liquidity and balance sheet items, such as goodwill, which are beyond the control of individual businesses. This is of greater importance in a stressed capital markets environment where raising funds is more challenging and expensive. Under this system, the Group’s businesses are also credited to the extent they provide long-term stable funding.

Taxes
The Group’s segments are managed and reported on a pre-tax basis.
Net revenues and income/(loss) from continuing operations before taxes
in	2011	2010	2009

Net revenues (CHF million)

Private Banking	10,877	11,631	11,662

Investment Banking	11,496	16,214	20,537

Asset Management	2,146	2,332	1,842

Corporate Center	910	448	(424)

Noncontrolling interests without SEI	796	761	(323)

Net revenues	26,225	31,386	33,294

Income/(loss) from continuing operations before taxes (CHF million)

Private Banking	2,348	3,426	3,651

Investment Banking	79	3,531	6,845

Asset Management	553	503	35

Corporate Center	(231)	(660)	(1,948)

Noncontrolling interests without SEI	712	687	(506)

Income/(loss) from continuing operations before taxes	3,461	7,487	8,077

Total assets
end of	2011	2010

Total assets (CHF million)

Private Banking	350,955	337,496

Investment Banking	804,420	803,613

Asset Management	28,667	27,986

Corporate Center [1]	(139,626)	(143,945)

Noncontrolling interests without SEI	4,749	6,855

Total assets	1,049,165	1,032,005

1 Under the central treasury model, Group financing results in intra-Group balances between the segments. The elimination of these assets and liabilities occurs in the Corporate Center.

Net revenues and income/(loss) from continuing operations before taxes by geographic location
in	2011	2010	2009

Net revenues (CHF million)

Switzerland	8,584	9,185	10,383

EMEA	6,490	7,411	6,641

Americas	9,417	12,844	13,876

Asia Pacific	1,734	1,946	2,394

Net revenues	26,225	31,386	33,294

Income/(loss) from continuing operations before taxes (CHF million)

Switzerland	455	1,734	2,383

EMEA	1,313	1,519	649

Americas	2,613	5,036	5,234

Asia Pacific	(920)	(802)	(189)

Income/(loss) from continuing operations before taxes	3,461	7,487	8,077

The designation of net revenues and income/(loss) from continuing operations before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.

Total assets by geographic location
end of	2011	2010

Total assets (CHF million)

Switzerland	214,552	185,102

EMEA	277,783	271,001

Americas	469,294	476,808

Asia Pacific	87,536	99,094

Total assets	1,049,165	1,032,005

The designation of total assets by region is based upon customer domicile.

Bank
Segment information

For purpose of presentation of reportable segments, the Bank has included accounts of affiliate entities wholly owned by the same parent which are managed together with the operating segments of the Bank. These affiliate entities include certain bank and trust affiliates, primarily managed by Private Banking. Income from continuing operations before taxes, noncontrolling interests, extraordinary items and the cumulative effect of accounting changes of these non-consolidated affiliate entities included in the segment presentation for the years ended December 31, 2011, 2010 and 2009 was CHF 407 million, CHF 536 million and CHF 654 million, respectively. For the same periods, net revenues of these non-consolidated affiliate entities included in the segment presentation were CHF 1,745 million, CHF 1,782 million and CHF 1,789 million, respectively, and total assets of these non-consolidated affiliate entities included in the segment presentation as of December 31, 2011 and 2010, were CHF 51.4 billion and CHF 47.8 billion, respectively.

> Refer to “Note 5 – Segment information” in V – Consolidated financial statements – Credit Suisse Group for further information.
Net revenues and income/(loss) from continuing operations before taxes
in	2011	2010	2009

Net revenues (CHF million)

Private Banking	10,877	11,631	11,662

Investment Banking	11,496	16,214	20,537

Asset Management	2,146	2,332	1,842

Adjustments [1,2]	(218)	(579)	(2,048)

Net revenues	24,301	29,598	31,993

Income/(loss) from continuing operations before taxes (CHF million)

Private Banking	2,348	3,426	3,651

Investment Banking	79	3,531	6,845

Asset Management	553	503	35

Adjustments [1,3]	(618)	(1,189)	(3,174)

Income/(loss) from continuing operations before taxes	2,362	6,271	7,357

1 Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice-versa, and certain expenses that were not allocated to the segments. 2 Includes noncontrolling interest-related revenues of CHF 900 million, CHF 775 million and CHF (689) million in 2011, 2010 and 2009, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest (SEI) in such revenues. 3 Includes noncontrolling interest income/(loss) of CHF 816 million, CHF 702 million and CHF (872) million in 2011, 2010 and 2009, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have an SEI in such income.

Total assets
end of	2011	2010

Total assets (CHF million)

Private Banking	350,955	337,496

Investment Banking	804,420	803,613

Asset Management	28,667	27,986

Adjustments [1]	(160,867)	(160,334)

Total assets	1,023,175	1,008,761

1 Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice-versa and certain expenses that were not allocated to the segments.

Net revenues and income/(loss) from continuing operations before taxes by geographic location
in	2011	2010	2009

Net revenues (CHF million)

Switzerland	7,083	7,758	9,073

EMEA	6,339	7,284	6,795

Americas	9,162	12,634	13,763

Asia Pacific	1,717	1,922	2,362

Net revenues	24,301	29,598	31,993

Income/(loss) from continuing operations before taxes (CHF million)

Switzerland	(198)	950	1,610

EMEA	1,177	1,383	960

Americas	2,289	4,739	5,076

Asia Pacific	(906)	(801)	(289)

Income/(loss) from continuing operations before taxes	2,362	6,271	7,357

The designation of net revenues and income/(loss) before taxes is based upon the location of the office recording the transactions. This presentation does not reflect the way the Bank is managed.

Total assets by geographic location
end of	2011	2010

Total assets (CHF million)

Switzerland	195,995	168,755

EMEA	273,131	266,758

Americas	467,258	474,638

Asia Pacific	86,791	98,610

Total assets	1,023,175	1,008,761

The designation of total assets by region is based upon customer domicile.

Net interest income	12 Months Ended
Dec. 31, 2011
Net interest income

in	2011	2010	2009

Net interest income (CHF million)

Loans	4,889	5,268	6,275

Investment securities	97	95	243

Trading assets	11,695	14,056	13,333

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	3,265	2,666	3,079

Other	3,056	3,448	2,358

Interest and dividend income	23,002	25,533	25,288

Deposits	(1,694)	(1,601)	(2,970)

Short-term borrowings	(69)	(63)	(248)

Trading liabilities	(7,125)	(9,011)	(7,362)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,621)	(1,637)	(2,261)

Long-term debt	(5,659)	(6,333)	(5,031)

Other	(401)	(347)	(525)

Interest expense	(16,569)	(18,992)	(18,397)

Net interest income	6,433	6,541	6,891

Bank
Net interest income

in	2011	2010	2009

Net interest income (CHF million)

Loans	4,235	4,620	5,575

Investment securities	72	66	207

Trading assets	11,620	14,013	13,280

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	3,260	2,663	3,076

Other	3,069	3,463	2,384

Interest and dividend income	22,256	24,825	24,522

Deposits	(1,702)	(1,591)	(2,977)

Short-term borrowings	(80)	(80)	(232)

Trading liabilities	(7,120)	(9,010)	(7,360)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,622)	(1,638)	(2,262)

Long-term debt	(5,515)	(6,134)	(4,800)

Other	(401)	(345)	(522)

Interest expense	(16,440)	(18,798)	(18,153)

Net interest income	5,816	6,027	6,369

Commissions and fees	12 Months Ended
Dec. 31, 2011
Commissions and fees

in	2011	2010	2009

Commissions and fees (CHF million)

Lending business	1,296	1,455	1,048

Investment and portfolio management	4,070	4,316	4,289

Other securities business	90	75	136

Fiduciary business	4,160	4,391	4,425

Underwriting	1,479	2,125	2,375

Brokerage	4,066	3,953	4,102

Underwriting and brokerage	5,545	6,078	6,477

Other services	1,951	2,154	1,800

Commissions and fees	12,952	14,078	13,750

Bank
Commissions and fees

in	2011	2010	2009

Commissions and fees (CHF million)

Lending business	1,243	1,404	995

Investment and portfolio management	3,490	3,705	3,666

Other securities business	77	58	124

Fiduciary business	3,567	3,763	3,790

Underwriting	1,479	2,125	2,375

Brokerage	3,748	3,714	3,846

Underwriting and brokerage	5,227	5,839	6,221

Other services	1,927	2,116	1,764

Commissions and fees	11,964	13,122	12,770

Trading revenues	12 Months Ended
Dec. 31, 2011
Trading revenues

in	2011	2010	2009

Trading revenues (CHF million)

Interest rate products	6,794	5,866	9,850

Foreign exchange products	(4,433)	2,258	314

Equity/index-related products	1,644	2,211	4,427

Credit products	522	(1,644)	(3,971)

Commodity, emission and energy products	361	323	560

Other products	132	324	971

Total	5,020	9,338	12,151

Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Trading revenues includes revenues from trading financial assets and liabilities as follows:
– Equities;
– Commodities;
– Listed and OTC derivatives;
– Derivatives linked to funds of hedge funds and providing financing facilities to funds of hedge funds;
– Market making in the government bond and associated OTC derivative swap markets;
– Domestic, corporate and sovereign debt, convertible and non-convertible preferred stock and short-term securities such as floating rate notes and commercial paper (CP);
– Market making and positioning in foreign exchange products;
– Credit derivatives on investment grade and high yield credits;
– Trading and securitizing all forms of securities that are based on underlying pools of assets; and
– Life settlement contracts.
Trading revenues also includes changes in the fair value of financial assets and liabilities elected to fair value under US GAAP. The main components include certain instruments from the following categories:

– Central bank funds purchased/sold;
– Securities purchased/sold under resale/repurchase agreements;
– Securities borrowing/lending transactions;
– Loans and loan commitments; and
– Customer deposits, short-term borrowings and long-term debt.
Managing the risks
As a result of the Group’s broad involvement in financial products and markets, its trading strategies are correspondingly diverse and exposures are generally spread across a diversified range of risk factors and locations. The Group uses an economic capital limit structure to limit overall risk taking. The level of risk incurred by its divisions is further restricted by a variety of specific limits, including consolidated controls over trading exposures. Also, as part of its overall risk management, the Group holds a portfolio of economic hedges. Hedges are impacted by market movements, similar to trading securities, and may result in gains or losses on the hedges which offset losses or gains on the portfolios they were designed to economically hedge. The Group manages its trading risk with regard to both market and credit risk. For market risk, it uses tools capable of calculating comparable exposures across its many activities, as well as focused tools that can specifically model unique characteristics of certain instruments or portfolios.

The principal measurement methodology for trading assets, as well as most instruments for which the fair value option was elected, is value-at-risk. The Group holds securities as collateral and enters into credit default swaps (CDS) to mitigate the credit risk on these products.

Bank
Trading revenues

in	2011	2010	2009

Trading revenues (CHF million)

Interest rate products	6,589	5,653	10,067

Foreign exchange products	(4,540)	1,959	196

Equity/index-related products	1,722	2,467	4,349

Credit products	490	(1,641)	(3,960)

Commodity, emission and energy products	362	309	542

Other products	133	325	970

Total	4,756	9,072	12,164

Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

> Refer to “Note 8 – Trading revenues” in V – Consolidated financial statements – Credit Suisse Group for further information.

Other revenues	12 Months Ended
Dec. 31, 2011
Other revenues

in	2011	2010	2009

Other revenues (CHF million)

Noncontrolling interests without SEI	701	737	(523)

Loans held-for-sale	(4)	(84)	(287)

Long-lived assets held-for-sale	(40)	(176)	24

Equity method investments	141	209	120

Other investments	457	170	549

Other	565	573	619

Other revenues	1,820	1,429	502

Bank
Other revenues

in	2011	2010	2009

Other revenues (CHF million)

Noncontrolling interests without SEI	794	723	(917)

Loans held-for-sale	(4)	(84)	(287)

Long-lived assets held-for-sale	(116)	(182)	13

Equity method investments	137	193	95

Other investments	331	117	907

Other	623	610	879

Other revenues	1,765	1,377	690

Provision for credit losses	12 Months Ended
Dec. 31, 2011
Provision for credit losses

in	2011	2010	2009

Provision for credit losses (CHF million)

Provision for loan losses	141	(93)	315

Provision for lending-related and other exposures	46	14	191

Provision for credit losses	187	(79)	506

Bank
Provision for credit losses

in	2011	2010	2009

Provision for credit losses (CHF million)

Provision for loan losses	54	(139)	271

Provision for lending-related and other exposures	43	15	189

Provision for credit losses	97	(124)	460

Compensation and benefits	12 Months Ended
Dec. 31, 2011
Compensation and benefits

in	2011		2010	2009

Compensation and benefits (CHF million)

Salaries and variable compensation	11,474		12,481	13,412

Social security	865		928	1,015

Other [1]	874		1,190	586

Compensation and benefits	13,213	[2]	14,599	15,013

1 Includes pension and other post-retirement expense of CHF 610 million, CHF 483 million, CHF 347 million in 2011, 2010 and 2009, respectively, and the UK levy on variable compensation of CHF 404 million in 2010. 2 Includes severance and other compensation expense relating to headcount reductions of CHF 715 million.

Bank
Compensation and benefits

in	2011		2010	2009

Compensation and benefits (CHF million)

Salaries and deferred and variable compensation expense	10,839		11,885	12,857

Social security	819		884	973

Other [1]	1,125		1,603	876

Compensation and benefits	12,783	[2]	14,372	14,706

1 Includes pension and other post-retirement expense of CHF 869 million, CHF 905 million and CHF 641 million, in 2011, 2010 and 2009, respectively, and the UK levy on variable compensation of CHF 404 million in 2010. 2 Includes severance and other compensation expense relating to headcount reductions of CHF 539 million.

General and administrative expenses	12 Months Ended
Dec. 31, 2011
General and administrative expenses

in	2011	2010	2009

General and administrative expenses (CHF million)

Occupancy expenses	1,132	1,191	1,190

IT, machinery, etc.	1,452	1,348	1,230

Provisions and losses	704	533	1,457

Travel and entertainment	443	473	448

Professional services	2,074	2,176	1,835

Amortization and impairment of other intangible assets	30	35	49

Other	1,537	1,475	1,492

General and administrative expenses	7,372	7,231	7,701

Bank
General and administrative expenses

in	2011	2010	2009

General and administrative expenses (CHF million)

Occupancy expenses	1,058	1,119	1,121

IT, machinery, etc.	1,422	1,320	1,191

Provisions and losses	702	491	1,434

Travel and entertainment	405	432	413

Professional services	1,984	2,082	1,759

Amortization and impairment of other intangible assets	30	34	48

Other	1,613	1,610	1,656

General and administrative expenses	7,214	7,088	7,622

Securities borrowed, lent and subject to repurchase agreements	12 Months Ended
Dec. 31, 2011
Securities borrowed, lent and subject to repurchase agreements

end of	2011	2010

Securities borrowed or purchased under agreements to resell (CHF million)

Central bank funds sold and securities purchased under resale agreements	172,184	148,962

Deposits paid for securities borrowed	64,779	71,481

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	236,963	220,443

Securities lent or sold under agreements to repurchase (CHF million)

Central bank funds purchased and securities sold under repurchase agreements	161,220	147,878

Deposits received for securities lent	15,339	20,516

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	176,559	168,394

Repurchase and reverse repurchase agreements represent collateralized financing transactions used to earn net interest income, increase liquidity or facilitate trading activity. These instruments are collateralized principally by government securities, money market instruments and corporate bonds and have terms ranging from overnight to a longer or unspecified period of time.

In the event of counterparty default, the repurchase agreement or securities lending agreement provides the Group with the right to liquidate the collateral held. In the Group’s normal course of business, substantially all of the collateral received that may be sold or repledged has been sold or repledged as of December 31, 2011 and 2010.

Bank
Securities borrowed, lent and subject to repurchase agreements

end of	2011	2010

Securities borrowed or purchased under agreements to resell (CHF million)

Central bank funds sold and securities purchased under resale agreements	171,708	149,229

Deposits paid for securities borrowed	64,779	71,479

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	236,487	220,708

Securities lent or sold under agreements to repurchase (CHF million)

Central bank funds purchased and securities sold under repurchase agreements	161,220	147,878

Deposits received for securities lent	15,339	20,516

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	176,559	168,394

> Refer to “Note 14 – Securities borrowed, lent and subject to repurchase agreements” in V – Consolidated financial statements – Credit Suisse Group for further information.

Trading assets and liabilities	12 Months Ended
Dec. 31, 2011
Trading assets and liabilities

end of	2011	2010

Trading assets (CHF million)

Debt securities	145,035	154,555

Equity securities [1]	66,904	102,941

Derivative instruments [2]	52,548	47,744

Other	15,066	19,464

Trading assets	279,553	324,704

Trading liabilities (CHF million)

Short positions	67,639	76,094

Derivative instruments [2]	60,121	57,903

Trading liabilities	127,760	133,997

1 Including convertible bonds. 2 Amounts shown net of cash collateral receivables and payables.

Cash collateral receivables and payables
end of	2011	2010

Cash collateral receivables (CHF million)

Receivables netted against derivative positions	36,474	28,500

Receivables not netted [1]	15,809	14,987

Total	52,283	43,487

Cash collateral payables (CHF million)

Payables netted against derivative positions	37,639	29,238

Payables not netted [1]	11,934	14,428

Total	49,573	43,666

1 Recorded as cash collateral on derivative instruments, refer to "Note 22 – Other assets and other liabilities".

Bank
Trading assets and liabilities

end of	2011	2010

Trading assets (CHF million)

Debt securities	144,184	153,228

Equity securities [1]	65,138	101,196

Derivative instruments [2]	52,070	47,776

Other	14,682	19,056

Trading assets	276,074	321,256

Trading liabilities (CHF million)

Short positions	67,567	76,219

Derivative instruments [2]	59,131	57,718

Trading liabilities	126,698	133,937

1 Including convertible bonds. 2 Amounts shown net of cash collateral receivables and payables.

Cash collateral receivables and payables
end of	2011	2010

Cash collateral receivables (CHF million)

Receivables netted against derivative positions	36,326	28,400

Receivables not netted [1]	15,812	14,987

Total	52,138	43,387

Cash collateral payables (CHF million)

Payables netted against derivative positions	37,883	29,480

Payables not netted [1]	11,933	14,428

Total	49,816	43,908

1 Recorded as cash collateral on derivative instruments, refer to "Note 21 - Other assets and other liabilities".

Investment securities	12 Months Ended
Dec. 31, 2011
Investment securities

end of	2011	2010

Investment securities (CHF million)

Debt securities held-to-maturity	2	452

Securities available-for-sale	5,158	7,945

Total investment securities	5,160	8,397

Investment securities by type
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

2011 (CHF million)

Debt securities issued by foreign governments	2	0	0	2

Debt securities held-to-maturity	2	0	0	2

Debt securities issued by the Swiss federal, cantonal or local governmental entities	321	27	0	348

Debt securities issued by foreign governments	3,211	121	12	3,320

Corporate debt securities	778	18	5	791

Collateralized debt obligations	587	20	0	607

Debt securities available-for-sale	4,897	186	17	5,066

Banks, trust and insurance companies	67	9	0	76

Industry and all other	15	1	0	16

Equity securities available-for-sale	82	10	0	92

Securities available-for-sale	4,979	196	17	5,158

2010 (CHF million)

Debt securities issued by foreign governments	452	0	0	452

Debt securities held-to-maturity	452	0	0	452

Debt securities issued by the Swiss federal, cantonal or local governmental entities	267	15	0	282

Debt securities issued by foreign governments	5,975	233	2	6,206

Corporate debt securities	969	19	4	984

Collateralized debt obligations	371	13	1	383

Debt securities available-for-sale	7,582	280	7	7,855

Banks, trust and insurance companies	69	10	0	79

Industry and all other	10	1	0	11

Equity securities available-for-sale	79	11	0	90

Securities available-for-sale	7,661	291	7	7,945

Gross unrealized losses on investment securities and the related fair value
	Less than 12 months		12 months or more		Total

end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

2011 (CHF million)

Debt securities issued by foreign governments	100	2	40	10	140	12

Corporate debt securities	81	2	17	3	98	5

Debt securities available-for-sale	181	4	57	13	238	17

2010 (CHF million)

Debt securities issued by foreign governments	88	2	0	0	88	2

Corporate debt securities	88	1	37	3	125	4

Collateralized debt obligations	64	1	0	0	64	1

Debt securities available-for-sale	240	4	37	3	277	7

Management determined that the unrealized losses on debt securities are primarily attributable to general market interest rate, credit spread or exchange rate movements. No significant impairment charges were recorded as the Group does not intend to sell the investments, nor is it more likely than not that the Group will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.

Proceeds from sales, realized gains and realized losses from available-for-sale securities
	Debt securities			Equity securities

in	2011	2010	2009	2011	2010	2009

Additional information (CHF million)

Proceeds from sales	2,117	985	723	1	3	168

Realized gains	40	5	17	0	0	22

Realized losses	(22)	(11)	(14)	0	0	(1)

Amortized cost, fair value and average yield of debt securities
	Debt securities held-to-maturity			Debt securities available-for-sale

end of	Amortized cost	Fair value	Average yield (in %)	Amortized cost	Fair value	Average yield (in %)

2011 (CHF million)

Due within 1 year	2	2	5.06	1,833	1,856	3.22

Due from 1 to 5 years	0	0	–	2,459	2,578	3.13

Due from 5 to 10 years	0	0	–	456	472	2.45

Due after 10 years	0	0	–	149	160	3.23

Total debt securities	2	2	5.06	4,897	5,066	3.10

Bank
Investment securities

end of	2011	2010

Investment securities (CHF million)

Debt securities held-to-maturity	2	139

Securities available-for-sale	3,511	6,192

Total investment securities	3,513	6,331

Investment securities by type
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

2011 (CHF million)

Debt securities issued by foreign governments	2	0	0	2

Debt securities held-to-maturity	2	0	0	2

Debt securities issued by foreign governments	2,916	113	1	3,028

Corporate debt securities	352	0	0	352

Collateralized debt obligations	40	1	0	41

Debt securities available-for-sale	3,308	114	1	3,421

Banks, trust and insurance companies	68	8	0	76

Industry and all other	13	1	0	14

Equity securities available-for-sale	81	9	0	90

Securities available-for-sale	3,389	123	1	3,511

2010 (CHF million)

Debt securities issued by foreign governments	139	0	0	139

Debt securities held-to-maturity	139	0	0	139

Debt securities issued by foreign governments	5,418	225	0	5,643

Corporate debt securities	387	0	0	387

Collateralized debt obligations	71	2	0	73

Debt securities available-for-sale	5,876	227	0	6,103

Banks, trust and insurance companies	69	10	0	79

Industry and all other	9	1	0	10

Equity securities available-for-sale	78	11	0	89

Securities available-for-sale	5,954	238	0	6,192

Gross unrealized losses on investment securities and the related fair value
	Less than 12 months		12 months or more		Total

end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

2011 (CHF million)

Debt securities issued by foreign governments	8	1	0	0	8	1

Debt securities available-for-sale	8	1	0	0	8	1

There were no unrealized losses on investment securities in 2010. No significant impairment was recorded as the Bank does not intend to sell the investments, nor is it more likely than not that the Bank will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.

Proceeds from sales, realized gains and realized losses from available-for-sale securities
	Debt securities			Equity securities

in	2011	2010	2009	2011	2010	2009

Additional information (CHF million)

Proceeds from sales	2,117	985	723	1	3	168

Realized gains	40	5	17	0	0	22

Realized losses	(22)	(11)	(14)	0	0	(1)

Amortized cost, fair value and average yield of debt securities
	Debt securities held-to-maturity			Debt securities available-for-sale

end of	Amortized cost	Fair value	Average yield (in %)	Amortized cost	Fair value	Average yield (in %)

2011 (CHF million)

Due within 1 year	2	2	5.06	1,672	1,693	3.25

Due from 1 to 5 years	0	0	–	1,580	1,669	3.63

Due from 5 to 10 years	0	0	–	0	0	–

Due after 10 years	0	0	–	56	59	5.22

Total debt securities	2	2	5.06	3,308	3,421	3.46

Other investments	12 Months Ended
Dec. 31, 2011
Other investments

end of	2011	2010

Other investments (CHF million)

Equity method investments	2,542	3,954

Non-marketable equity securities [1]	7,879	10,157

Real estate held for investment	783	476

Life finance instruments [2]	2,022	1,895

Total other investments	13,226	16,482

1 Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee. 2 Includes life settlement contracts at investment method and SPIA contracts.

Non-marketable equity securities held by subsidiaries that are considered investment companies are held by separate legal entities that are within the scope of ASC Topic 946 – Financial Services – Investment Companies. In addition, non-marketable equity securities held by subsidiaries that are considered broker-dealer entities are held by separate legal entities that are within the scope of ASC Topic 940 – Financial Services – Broker and Dealers. Non-marketable equity securities include investments in entities that regularly calculate net asset value (NAV) per share or its equivalent.

> Refer to “Note 33 – Financial instruments” for further information on such investments.
Substantially all non-marketable equity securities are carried at fair value. There were no non-marketable equity securities not carried at fair value that have been in a continuous unrealized loss position.

The Group performs a regular impairment analysis of real estate portfolios. The carrying values of the impaired properties were written down to their respective fair values, establishing new cost bases. For these properties, the fair values were measured based on either discounted cash flow analyses or external market appraisals. In 2011, an impairment of CHF 3 million was recorded. No impairments were recorded in 2010 and 2009.

The accumulated depreciation related to real estate held for investment amounted to CHF 327 million, CHF 321 million and CHF 375 million for 2011, 2010 and 2009, respectively.

Bank
Other investments

end of	2011	2010

Other investments (CHF million)

Equity method investments	2,508	3,909

Non-marketable equity securities [1]	7,618	9,831

Real estate held for investment	731	420

Life finance instruments [2]	2,022	1,895

Total other investments	12,879	16,055

1 Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee. 2 Includes life settlement contracts at investment method and SPIA contracts.

Non-marketable equity securities include investments in entities that regularly calculate net asset value per share or its equivalent.
> Refer to “Note 32 – Financial instruments” for further information on such investments.
Substantially all non-marketable equity securities are carried at fair value. There were no non-marketable equity securities not carried at fair value that have been in a continuous unrealized loss position.

The Bank performs a regular impairment analysis of real estate portfolios. The carrying values of the impaired properties were written down to their respective fair values, establishing new cost bases. For these properties, the fair values were measured based on either discounted cash flow analyses or external market appraisals. In 2011, an impairment of CHF 3 million was recorded. No impairments were recorded in 2010 and 2009.

Accumulated depreciation related to real estate held for investment amounted to CHF 278 million, CHF 273 million and CHF 326 million for 2011, 2010 and 2009, respectively.
> Refer to “Note 17 – Other investments” in V – Consolidated financial statements – Credit Suisse Group for further information.

Loans, allowance for loan losses and credit quality	12 Months Ended
Dec. 31, 2011
Loans, allowance for loan losses and credit quality

Loans are divided in two portfolio segments, “consumer” and “corporate & institutional”. Consumer loans are disaggregated into the classes of mortgages, loans collateralized by securities and consumer finance. Corporate & institutional loans are disaggregated into the classes of real estate, commercial and industrial loans, financial institutions and governments and public institutions.

The determination of the loan classes is primarily driven by the customer segmentation in the two business divisions, Private Banking and Investment Banking, that are engaged in credit activities.
The Group assigns both counterparty and transaction ratings to its credit exposures. The counterparty rating reflects the probability of default (PD) of the counterparty. The transaction rating reflects the expected loss, considering collateral, on a given transaction if the counterparty defaults. Credit risk is assessed and monitored on the single obligor and single obligation level as well as on the credit portfolio level as represented by the classes of loans. Credit limits are used to manage counterparty credit risk.

Loans
end of	2011	2010

Loans (CHF million)

Mortgages	88,255	84,625

Loans collateralized by securities	26,461	24,552

Consumer finance	6,695	5,708

Consumer	121,411	114,885

Real estate	25,185	23,362

Commercial and industrial loans	59,998	54,673

Financial institutions	25,373	24,764

Governments and public institutions	2,390	2,207

Corporate & institutional	112,946	105,006

Gross loans	234,357	219,891

of which held at amortized cost	213,663	201,339

of which held at fair value	20,694	18,552

Net (unearned income)/deferred expenses	(34)	(32)

Allowance for loan losses	(910)	(1,017)

Net loans	233,413	218,842

Gross loans by location (CHF million)

Switzerland	146,737	138,989

Foreign	87,620	80,902

Gross loans	234,357	219,891

Impaired loan portfolio (CHF million)

Non-performing loans	758	961

Non-interest-earning loans	262	340

Total non-performing and non-interest-earning loans	1,020	1,301

Restructured loans	18	52

Potential problem loans	680	510

Total other impaired loans	698	562

Gross impaired loans	1,718	1,863

Allowance for loan losses
	2011			2010	2009

	Consumer	Corporate & institutional	Total	Total	Total

Allowance for loan losses (CHF million)

Balance at beginning of period	279	738	1,017	1,395	1,639

Net movements recognized in statements of operations	87	54	141	(93)	315

Gross write-offs	(124)	(175)	(299)	(294)	(674)

Recoveries	39	2	41	63	63

Net write-offs	(85)	(173)	(258)	(231)	(611)

Provisions for interest	2	12	14	2	43

Foreign currency translation impact and other adjustments, net	6	(10)	(4)	(56)	9

Balance at end of period	289	621	910	1,017	1,395

Allowance for loan losses and gross loans held at amortized cost by loan portfolio
	2011			2010			2009

end of	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Total

Allowance for loan losses (CHF million)

Balance at end of period	289	621	910	279	738	1,017	1,395

of which individually evaluated for impairment	222	428	650	210	539	749	984

of which collectively evaluated for impairment	67	193	260	69	199	268	411

Gross loans held at amortized cost (CHF million)

Balance at end of period	121,401	92,262	213,663	114,879	86,460	201,339	–

of which individually evaluated for impairment	605	942	1,547	634	1,017	1,651	–

of which collectively evaluated for impairment	120,796	91,320	212,116	114,245	85,443	199,688	–

Purchases, reclassifications and sales
	2011

in	Consumer	Corporate & institutional	Total

Loans held at amortized cost (CHF million)

Purchases	–	4,121	4,121

Reclassifications to loans held-for-sale [1]	–	1,363	1,363

Sales [1]	–	1,117	1,117

1 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Credit quality of loans held at amortized cost
Management monitors the credit quality of loans through its credit risk management processes, which are structured to assess, quantify, measure, monitor and manage risk on a consistent basis. This process requires careful consideration of proposed extensions of credit, the setting of specific limits, monitoring during the life of the exposure, active use of credit mitigation tools and a disciplined approach to recognizing credit impairment.

Management evaluates many factors when assessing the credit quality of loans. These factors include the volatility of default probabilities, rating changes, the magnitude of potential loss, internal risk ratings, and geographic, industry and other economic factors. For the purpose of credit quality disclosures, the Group uses internal risk ratings as credit quality indicators.

The Group employs a set of credit ratings for the purpose of internally rating counterparties. Credit ratings are intended to reflect the risk of default of each obligor or counterparty. Ratings are assigned based on internally developed rating models and processes, which are subject to governance and internally independent validation procedures.

Internal ratings are assigned to all loans reflecting the Group’s internal view of the credit quality of the obligor. Internal ratings may differ from a counterparty’s external ratings, if one is available. Internal ratings are reviewed at least annually. For the calculation of internal risk estimates and risk-weighted assets, a PD is assigned to each loan. For corporate & institutional loans excluding corporates managed on the Swiss platform, the PD is determined by the internal credit rating. The PD for each rating is calibrated based on historic default experience, using external data from Standard & Poor’s, and backtested to ensure consistency with internal experience. For corporates managed on the Swiss platform and consumer loans, the PD is calculated directly by proprietary statistical rating models, which are based on internally compiled data comprising both quantitative factors (primarily loan-to-value ratio and the borrower’s income level for mortgage lending and balance sheet information for corporates) and qualitative factors (e.g., credit histories from credit reporting bureaus). In this case, an equivalent rating is assigned for reporting purposes, based on the PD band associated with each rating.

Reverse repurchase agreements are fully collateralized and in the event of counterparty default the reverse repurchase agreement provides the Group the right to liquidate the collateral held. The Group risk manages these instruments on the basis of the value of the underlying collateral, as opposed to loans, which are risk managed on the ability of the counterparty to repay. Therefore the underlying collateral coverage is the most appropriate credit quality indicator for reverse repurchase agreements. Also, the Group has elected the fair value option for the majority of its reverse repurchase agreements. As such, reverse repurchase agreements have not been included in the following tables.

The following tables present the Group’s recorded investment in loans held at amortized cost by internal counterparty credit ratings that are used as credit quality indicators for the purpose of this disclosure, and a related aging analysis.

Gross loans held at amortized cost by internal counterparty rating
end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total

2011 (CHF million)

Mortgages	166	637	8,837	55,222	22,368	763	18	19	0	225	88,255

Loans collateralized by securities	1	18	397	24,089	1,793	88	0	2	0	73	26,461

Consumer finance	1	5	51	3,234	2,187	524	58	9	316	300	6,685

Consumer	168	660	9,285	82,545	26,348	1,375	76	30	316	598	121,401

Real estate	341	204	1,241	12,476	10,277	312	0	3	0	60	24,914

Commercial and industrial loans	409	242	1,755	21,182	20,091	3,128	179	27	121	714	47,848

Financial institutions	3,906	2,098	3,333	5,549	1,890	760	3	43	0	132	17,714

Governments and public institutions	119	88	355	484	160	104	470	0	0	6	1,786

Corporate & institutional	4,775	2,632	6,684	39,691	32,418	4,304	652	73	121	912	92,262

Gross loans held at amortized cost	4,943	3,292	15,969	122,236	58,766	5,679	728	103	437	1,510	213,663

Value of collateral [1]	3,938	1,751	14,176	112,505	48,100	3,171	119	86	9	871	184,726

2010 (CHF million)

Mortgages	147	1,267	10,206	48,270	23,499	949	29	3	0	255	84,625

Loans collateralized by securities	1	69	355	22,547	1,495	28	0	0	0	57	24,552

Consumer finance	1	3	114	2,340	2,065	522	51	28	266	312	5,702

Consumer	149	1,339	10,675	73,157	27,059	1,499	80	31	266	624	114,879

Real estate	25	278	1,955	9,758	10,496	499	0	0	0	77	23,088

Commercial and industrial loans	351	714	1,926	21,008	16,190	3,085	102	239	162	765	44,542

Financial institutions	2,183	2,742	1,635	7,143	2,047	1,305	0	0	20	106	17,181

Governments and public institutions	119	157	235	464	91	60	517	0	0	6	1,649

Corporate & institutional	2,678	3,891	5,751	38,373	28,824	4,949	619	239	182	954	86,460

Gross loans held at amortized cost	2,827	5,230	16,426	111,530	55,883	6,448	699	270	448	1,578	201,339

Value of collateral [1]	2,490	3,792	14,125	103,362	47,813	3,991	76	0	8	740	176,397

1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Value of collateral
In Private Banking, all collateral values for loans are regularly reviewed according to our risk management policies and directives, with maximum review periods determined by market liquidity, market transparency and appraisal costs. For example, traded securities are revalued on a daily basis and property values are appraised over a period of more than one year considering the characteristics of the borrower, current developments in the relevant real estate market and the current level of credit exposure to the borrower. If the credit exposure to a borrower has changed significantly, in volatile markets or in times of increasing general market risk, collateral values may be appraised more frequently. Management judgment is applied in assessing whether markets are volatile or general market risk has increased to a degree that warrants a more frequent update of collateral values. Movements in monitored risk metrics that are statistically different compared to historical experience are considered in addition to analysis of externally-provided forecasts, scenario techniques and macro-economic research. For impaired loans, the fair value of collateral is determined within 90 days of the date the impairment was identified and thereafter regularly revalued by Group credit risk management (CRM) within the impairment review process.

In Investment Banking, few loans are collateral dependent. The collateral values for these loans are appraised on at least an annual basis, or when a loan-relevant event occurs.
Gross loans held at amortized cost – aging analysis
	Current	Past due

end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total

2011 (CHF million)

Mortgages	88,016	48	12	6	173	239	88,255

Loans collateralized by securities	26,254	180	11	3	13	207	26,461

Consumer finance	5,886	496	86	50	167	799	6,685

Consumer	120,156	724	109	59	353	1,245	121,401

Real estate	24,840	41	3	1	29	74	24,914

Commercial and industrial loans	47,085	454	90	50	169	763	47,848

Financial institutions	17,550	78	2	48	36	164	17,714

Governments and public institutions	1,785	1	0	0	0	1	1,786

Corporate & institutional	91,260	574	95	99	234	1,002	92,262

Gross loans held at amortized cost	211,416	1,298	204	158	587	2,247	213,663

2010 (CHF million)

Mortgages	84,305	81	16	18	205	320	84,625

Loans collateralized by securities	24,421	100	10	2	19	131	24,552

Consumer finance	5,032	393	83	28	166	670	5,702

Consumer	113,758	574	109	48	390	1,121	114,879

Real estate	23,004	39	0	1	44	84	23,088

Commercial and industrial loans	43,267	736	96	43	400	1,275	44,542

Financial institutions	17,028	125	4	0	24	153	17,181

Governments and public institutions	1,645	3	1	0	0	4	1,649

Corporate & institutional	84,944	903	101	44	468	1,516	86,460

Gross loans held at amortized cost	198,702	1,477	210	92	858	2,637	201,339

Impaired loans
Categories of impaired loans
A loan is classified as non-performing no later than when the contractual payments of principal and/or interest are more than 90 days past due except for subprime residential loans which are classified as non-performing no later than when the contractual payments of principal and/or interest are more than 120 days past due. Substantially all of our subprime residential mortgage loans are held for securitization. The additional 30 days ensure that these loans are not incorrectly assessed as non-performing during the time when servicing of them typically is being transferred. However, management may determine that a loan should be classified as non-performing notwithstanding that contractual payments of principal and/or interest are less than 90 days past due or, in the case of subprime residential loans, 120 days past due. For non-performing loans, a provision is recorded in the amount of the accrual for any accrued but unpaid interest at the date the loan is classified as non-performing, resulting in a charge to the consolidated statements of operations. In addition, the Group continues to add accrued interest receivable to the loans balance for collection purposes; however, a provision is recorded resulting in no interest income recognition. Thereafter, the outstanding principal balance is evaluated at least annually for collectibility and a provision is established as necessary.

A loan can be further downgraded to non-interest-earning when the collection of interest is considered so doubtful that further accrual of interest is deemed inappropriate. At that time, and on at least a quarterly basis thereafter depending on various risk factors, the outstanding principal balance, net of provisions previously recorded, is evaluated for collectibility and additional provisions are established as required.

Generally, non-performing loans and non-interest-earning loans may be restored to performing status only when delinquent principal and interest are brought up to date in accordance with the terms of the loan agreement and when certain performance criteria are met.

Interest collected on non-performing loans and non-interest-earning loans is accounted for using the cash basis or the cost recovery method or a combination of both.
Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans

end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total

2011 (CHF million)

Mortgages	176	14	190	1	73	74	264

Loans collateralized by securities	27	13	40	0	46	46	86

Consumer finance	262	28	290	0	25	25	315

Consumer	465	55	520	1	144	145	665

Real estate	29	7	36	0	24	24	60

Commercial and industrial loans	215	129	344	17	454	471	815

Financial institutions	49	65	114	0	58	58	172

Governments and public institutions	0	6	6	0	0	0	6

Corporate & institutional	293	207	500	17	536	553	1,053

Gross impaired loans	758	262	1,020	18	680	698	1,718

2010 (CHF million)

Mortgages	208	22	230	0	74	74	304

Loans collateralized by securities	40	19	59	0	1	1	60

Consumer finance	282	30	312	0	4	4	316

Consumer	530	71	601	0	79	79	680

Real estate	55	13	68	0	15	15	83

Commercial and industrial loans	353	207	560	52	339	391	951

Financial institutions	23	43	66	0	77	77	143

Governments and public institutions	0	6	6	0	0	0	6

Corporate & institutional	431	269	700	52	431	483	1,183

Gross impaired loans	961	340	1,301	52	510	562	1,863

Loans that are not already classified as non-performing or non-interest-earning but were modified in a troubled debt restructuring are reported as restructured loans. Generally, a restructured loan would have been considered impaired and an associated allowance for loan losses established prior to the restructuring. Loans modified in a troubled debt restructuring are reported as restructured loans to the end of the reporting year in which the loan was modified or for as long as an allowance for loan losses based on the terms specified by the restructuring agreement is associated with the restructured loan or an interest concession made at the time of the restructuring exists. In making the determination of whether an interest rate concession has been made, market interest rates for loans with comparable risk to borrowers of the same credit quality are considered. Loans that have been restructured in a troubled debt restructuring and are performing according to the new terms continue to accrue interest. Loan restructurings may include the receipt of assets in satisfaction of the loan, the modification of loan terms (e.g., reduction of interest rates, extension of maturity dates at a stated interest rate lower than the current market rate for new loans with similar risk, or reduction in principal amounts and/or accrued interest balances) or a combination of both. In 2011, the number of loan restructurings and related financial effects and the number of defaults and related carrying values of loans that had been restructured within the previous 12 months were not material.

Potential problem loans are impaired loans not already classified as non-performing, non-interest earning or restructured loans where contractual payments have been received according to schedule, but where doubt exists as to the collection of future contractual payments. Potential problem loans are evaluated for impairment on an individual basis and an allowance for loan losses is established as necessary. Potential problem loans continue to accrue interest.

The amortization of net loan fees or costs on impaired loans is generally discontinued during the periods in which matured and unpaid interest or principal is outstanding. On settlement of a loan, if the loan balance is not collected in full, an allowance is established for the uncollected amount, if necessary, and the loan is then written off, net of any deferred loan fees and costs.

Write-off of a loan occurs when it is considered certain that there is no possibility of recovering the outstanding principal. In Investment Banking, a loan is written down to its net book value once the loan provision is greater than 80% of the loan notional amount, unless repayment of the loan is anticipated to occur within the next two quarters. In Private Banking, write-offs are made, based on an individual counterparty assessment performed by Group CRM, if it is certain that parts of a loan will not be recoverable. For collateralized loans, the collateral is assessed and the unsecured exposure is written-off. Write-offs on uncollateralized loans are based on the borrower’s ability to pay back the outstanding loan out of free cash flow. The Group evaluates the recoverability of the loans granted, if a borrower is expected to default wholly or partly on its payment obligations or to meet these only with third-party support. Adjustments are made to reflect the estimated realizable value of the loan or any collateral. Triggers to assess the creditworthiness of a borrower to absorb the adverse developments include for example i) a default on interest or principal payments by more than 90 days, ii) a waiver of interest or principal by the Group, iii) a downgrade of the loan to non-interest-earning, iv) the collection of the debt through seizure order, bankruptcy proceedings or realization of collateral, or v) the insolvency of the borrower. Based on such assessment, Group CRM evaluates the need for write-offs individually and on an ongoing basis.

Recoveries of loans previously written off are recorded based on the cash or estimated fair value of other amounts received.
Gross impaired loan details
	2011			2010

end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance

Gross impaired loan details (CHF million)

Mortgages	217	206	41	270	256	50

Loans collateralized by securities	85	83	50	60	52	50

Consumer finance	303	288	131	304	290	110

Consumer	605	577	222	634	598	210

Real estate	46	38	20	80	67	34

Commercial and industrial loans	734	709	318	794	733	407

Financial institutions	156	154	84	137	135	92

Governments and public institutions	6	5	6	6	4	6

Corporate & institutional	942	906	428	1,017	939	539

Gross impaired loans with a specific allowance	1,547	1,483	650	1,651	1,537	749

Mortgages	46	46	–	34	34	–

Loans collateralized by securities	1	1	–	0	0	–

Consumer finance	13	13	–	12	12	–

Consumer	60	60	–	46	46	–

Real estate	15	15	–	3	3	–

Commercial and industrial loans	80	80	–	157	156	–

Financial institutions	16	16	–	6	6	–

Corporate & institutional	111	111	–	166	165	–

Gross impaired loans without specific allowance	171	171	–	212	211	–

Gross impaired loans	1,718	1,654	650	1,863	1,748	749

of which consumer loans	665	637	222	680	644	210

of which corporate and institutional loans	1,053	1,017	428	1,183	1,104	539

Gross impaired loan details (continued)
	2011			2010

in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis

Gross impaired loan details (CHF million)

Mortgages	222	1	0	275	2	2

Loans collateralized by securities	82	1	0	60	1	0

Consumer finance	276	2	1	319	8	4

Consumer	580	4	1	654	11	6

Real estate	47	1	1	77	1	1

Commercial and industrial loans	871	7	6	771	6	5

Financial institutions	160	0	0	153	0	0

Governments and public institutions	6	0	0	6	0	0

Corporate & institutional	1,084	8	7	1,007	7	6

Gross impaired loans with a specific allowance	1,664	12	8	1,661	18	12

Mortgages	94	0	0	98	0	0

Loans collateralized by securities	4	0	0	3	0	0

Consumer finance	19	0	0	14	0	0

Consumer	117	0	0	115	0	0

Real estate	74	5	5	14	0	0

Commercial and industrial loans	149	1	0	255	0	0

Financial institutions	19	0	0	6	0	0

Corporate & institutional	242	6	5	275	0	0

Gross impaired loans without specific allowance	359	6	5	390	0	0

Gross impaired loans	2,023	18	13	2,051	18	12

of which consumer loans	697	4	1	769	11	6

of which corporate and institutional loans	1,326	14	12	1,282	7	6

Allowance for specifically identified credit losses on impaired loans
The Group considers a loan impaired when, based on current information and events, it is probable that the Group will be unable to collect the amounts due according to the contractual terms of the loan agreement. The Group performs an in-depth review and analysis of impaired loans, considering factors such as recovery and exit options as well as considering collateral and counterparty risk. In general, all impaired loans are individually assessed. For consumer loans, the trigger to detect an impaired loan is non-payment of interest. Corporate & institutional loans are reviewed at least annually based on the borrower’s financial statements and any indications of difficulties they may experience. Loans that are not impaired, but which are of special concern due to changes in covenants, downgrades, negative financial news and other adverse developments, are included on a watch list. All loans on the watch list are reviewed at least quarterly to determine whether they should be moved to Group recovery management at which point they are reviewed quarterly for impairment. If an individual loan specifically identified for evaluation is considered impaired, the allowance is determined as a reasonable estimate of credit losses existing as of the end of the reporting period. Thereafter, the allowance is revalued by Group credit risk management at least annually or more frequently depending on the risk profile of the borrower or credit relevant events. For certain non-collateral-dependent impaired loans, an impairment is measured using the present value of estimated future cash flows, except that as a practical expedient an impairment may be measured based on a loan’s observable market price. If the present value of estimated future cash flows is used, the impaired loan and related allowance are revalued at least quarterly to reflect passage of time. For collateral-dependent impaired loans, an impairment is measured using the fair value of the collateral.

Loan commitments relating to troubled debt restructurings
As of December 31, 2011 and 2010, the Group did not have any material commitments to lend additional funds to debtors whose loan terms have been modified in troubled debt restructurings.

Bank
Loans, allowance for loan losses and credit quality

end of	2011	2010

Loans (CHF million)

Mortgages	72,980	69,953

Loans collateralized by securities	22,593	21,247

Consumer finance	3,753	2,833

Consumer	99,326	94,033

Real estate	22,000	20,115

Commercial and industrial loans	56,618	51,842

Financial institutions	32,870	33,608

Governments and public institutions	2,245	2,059

Corporate & institutional	113,733	107,624

Gross loans	213,059	201,657

of which held at amortized cost	192,365	183,105

of which held at fair value	20,694	18,552

Net (unearned income)/deferred expenses	(99)	(97)

Allowance for loan losses	(689)	(812)

Net loans	212,271	200,748

Gross loans by location (CHF million)

Switzerland	128,525	123,506

Foreign	84,534	78,151

Gross loans	213,059	201,657

Impaired loan portfolio (CHF million)

Non-performing loans	515	690

Non-interest-earning loans	219	298

Total non-performing and non-interest-earning loans	734	988

Restructured loans	13	52

Potential problem loans	574	438

Total other impaired loans	587	490

Gross impaired loans	1,321	1,478

Allowance for loan losses
	2011			2010	2009

	Consumer	Corporate & institutional	Total	Total	Total

Allowance for loan losses (CHF million)

Balance at beginning of period	143	669	812	1,184	1,428

Net movements recognized in statements of operations	(5)	59	54	(139)	271

Gross write-offs	(51)	(169)	(220)	(234)	(618)

Recoveries	33	4	37	57	57

Net write-offs	(18)	(165)	(183)	(177)	(561)

Provisions for interest	1	11	12	1	38

Foreign currency translation impact and other adjustments, net	6	(12)	(6)	(57)	8

Balance at end of period	127	562	689	812	1,184

Allowance for loan losses and gross loans held at amortized cost by loan portfolio
	2011			2010			2009

end of	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Total

Allowance for loan losses (CHF million)

Balance at end of period	127	562	689	143	669	812	1,184

of which individually evaluated for impairment	99	388	487	110	490	600	839

of which collectively evaluated for impairment	28	174	202	33	179	212	345

Gross loans held at amortized cost (CHF million)

Balance at end of period	99,316	93,049	192,365	94,027	89,078	183,105	–

of which individually evaluated for impairment	327	850	1,177	384	903	1,287	–

of which collectively evaluated for impairment	98,989	92,199	191,188	93,643	88,175	181,818	–

Purchases, reclassifications and sales
	2011

in	Consumer	Corporate & institutional	Total

Loans held at amortized cost (CHF million)

Purchases	–	4,121	4,121

Reclassifications to loans held-for-sale [1]	–	1,363	1,363

Sales [1]	–	1,117	1,117

1 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total

2011 (CHF million)

Mortgages	151	560	8,023	47,769	15,815	487	8	16	0	151	72,980

Loans collateralized by securities	0	15	376	20,667	1,429	84	0	0	0	22	22,593

Consumer finance	0	4	43	2,990	504	20	0	9	23	150	3,743

Consumer	151	579	8,442	71,426	17,748	591	8	25	23	323	99,316

Real estate	340	193	893	11,209	8,784	267	0	3	0	40	21,729

Commercial and industrial loans	398	159	1,675	20,128	18,225	2,922	171	26	117	647	44,468

Financial institutions	3,906	2,204	11,092	5,462	1,622	760	3	43	0	119	25,211

Governments and public institutions	55	84	320	444	158	104	470	0	0	6	1,641

Corporate & institutional	4,699	2,640	13,980	37,243	28,789	4,053	644	72	117	812	93,049

Gross loans held at amortized cost	4,850	3,219	22,422	108,669	46,537	4,644	652	97	140	1,135	192,365

Value of collateral [1]	3,920	1,672	13,203	99,341	38,159	2,694	96	80	0	726	159,891

2010 (CHF million)

Mortgages	137	1,193	9,412	41,393	16,938	699	15	3	0	163	69,953

Loans collateralized by securities	1	66	330	19,681	1,116	9	0	0	0	44	21,247

Consumer finance	0	2	104	2,113	384	18	0	28	1	177	2,827

Consumer	138	1,261	9,846	63,187	18,438	726	15	31	1	384	94,027

Real estate	22	269	1,561	8,645	8,894	398	0	0	0	52	19,841

Commercial and industrial loans	350	615	1,891	19,896	14,917	2,863	95	239	159	687	41,712

Financial institutions	2,183	5,492	8,070	7,028	1,850	1,293	0	0	20	88	26,024

Governments and public institutions	57	140	209	425	87	60	517	0	0	6	1,501

Corporate & institutional	2,612	6,516	11,731	35,994	25,748	4,614	612	239	179	833	89,078

Gross loans held at amortized cost	2,750	7,777	21,577	99,181	44,186	5,340	627	270	180	1,217	183,105

Value of collateral [1]	2,476	3,645	12,975	91,558	38,036	3,416	66	0	0	545	152,717

1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost – aging analysis
	Current	Past due

end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total

2011 (CHF million)

Mortgages	72,799	46	11	3	121	181	72,980

Loans collateralized by securities	22,449	129	4	1	10	144	22,593

Consumer finance	3,302	371	29	26	15	441	3,743

Consumer	98,550	546	44	30	146	766	99,316

Real estate	21,673	41	3	1	11	56	21,729

Commercial and industrial loans	43,751	441	87	48	141	717	44,468

Financial institutions	25,061	78	2	48	22	150	25,211

Governments and public institutions	1,640	1	0	0	0	1	1,641

Corporate & institutional	92,125	561	92	97	174	924	93,049

Gross loans held at amortized cost	190,675	1,107	136	127	320	1,690	192,365

2010 (CHF million)

Mortgages	69,713	80	14	8	138	240	69,953

Loans collateralized by securities	21,184	46	2	0	15	63	21,247

Consumer finance	2,484	267	37	9	30	343	2,827

Consumer	93,381	393	53	17	183	646	94,027

Real estate	19,780	35	0	1	25	61	19,841

Commercial and industrial loans	40,493	715	94	42	368	1,219	41,712

Financial institutions	25,886	125	3	0	10	138	26,024

Governments and public institutions	1,497	3	1	0	0	4	1,501

Corporate & institutional	87,656	878	98	43	403	1,422	89,078

Gross loans held at amortized cost	181,037	1,271	151	60	586	2,068	183,105

Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans

end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total

2011 (CHF million)

Mortgages	124	5	129	0	44	44	173

Loans collateralized by securities	25	11	36	0	0	0	36

Consumer finance	113	28	141	0	24	24	165

Consumer	262	44	306	0	68	68	374

Real estate	11	6	17	0	25	25	42

Commercial and industrial loans	193	111	304	13	424	437	741

Financial institutions	49	52	101	0	57	57	158

Governments and public institutions	0	6	6	0	0	0	6

Corporate & institutional	253	175	428	13	506	519	947

Gross impaired loans	515	219	734	13	574	587	1,321

2010 (CHF million)

Mortgages	135	15	150	0	43	43	193

Loans collateralized by securities	37	11	48	0	1	1	49

Consumer finance	146	29	175	0	3	3	178

Consumer	318	55	373	0	47	47	420

Real estate	34	10	44	0	14	14	58

Commercial and industrial loans	329	187	516	52	305	357	873

Financial institutions	9	40	49	0	72	72	121

Governments and public institutions	0	6	6	0	0	0	6

Corporate & institutional	372	243	615	52	391	443	1,058

Gross impaired loans	690	298	988	52	438	490	1,478

Gross impaired loan details
	2011			2010

end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance

Gross impaired loan details (CHF million)

Mortgages	138	131	17	168	158	26

Loans collateralized by securities	36	34	22	49	45	36

Consumer finance	153	151	60	167	166	48

Consumer	327	316	99	384	369	110

Real estate	27	22	16	55	45	29

Commercial and industrial loans	675	650	283	724	667	366

Financial institutions	142	141	83	118	117	89

Governments and public institutions	6	4	6	6	4	6

Corporate & institutional	850	817	388	903	833	490

Gross impaired loans with a specific allowance	1,177	1,133	487	1,287	1,202	600

Mortgages	33	33	–	25	25	–

Loans collateralized by securities	1	1	–	0	0	–

Consumer finance	13	13	–	11	12	–

Consumer	47	47	–	36	37	–

Real estate	14	14	–	3	3	–

Commercial and industrial loans	67	67	–	149	146	–

Financial institutions	16	16	–	3	4	–

Governments and public institutions	0	0	–	0	0	–

Corporate & institutional	97	97	–	155	153	–

Gross impaired loans without specific allowance	144	144	–	191	190	–

Gross impaired loans	1,321	1,277	487	1,478	1,392	600

of which consumer loans	374	363	99	420	406	110

of which corporate and institutional loans	947	914	388	1,058	986	490

Gross impaired loan details (continued)
	2011			2010

in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis

Gross impaired loan details (CHF million)

Mortgages	139	1	0	169	1	1

Loans collateralized by securities	35	0	0	48	1	0

Consumer finance	135	2	1	191	8	4

Consumer	309	3	1	408	10	5

Real estate	28	0	0	52	0	0

Commercial and industrial loans	812	7	6	701	5	5

Financial institutions	147	0	0	133	0	0

Governments and public institutions	6	0	0	6	0	0

Corporate & institutional	993	7	6	892	5	5

Gross impaired loans with a specific allowance	1,302	10	7	1,300	15	10

Mortgages	68	0	0	77	0	0

Loans collateralized by securities	4	0	0	3	0	0

Consumer finance	19	0	0	14	0	0

Consumer	91	0	0	94	0	0

Real estate	74	5	5	14	0	0

Commercial and industrial loans	130	0	0	238	0	0

Financial institutions	19	0	0	4	0	0

Governments and public institutions	0	0	0	0	0	0

Corporate & institutional	223	5	5	256	0	0

Gross impaired loans without specific allowance	314	5	5	350	0	0

Gross impaired loans	1,616	15	12	1,650	15	10

of which consumer loans	400	3	1	502	10	5

of which corporate and institutional loans	1,216	12	11	1,148	5	5

As of December 31, 2011 and 2010, the Bank did not have any material commitments to lend additional funds to debtors whose loan terms have been modified in troubled debt restructurings.
> Refer to “Note 18 – Loans, allowance for loan losses and credit quality” in V – Consolidated financial statements – Credit Suisse Group for further information.

Premises and equipment	12 Months Ended
Dec. 31, 2011
Premises and equipment

end of	2011	2010

Premises and equipment (CHF million)

Buildings and improvements	4,060	3,944

Land	872	882

Leasehold improvements	2,241	1,958

Software	4,614	3,801

Equipment	3,188	3,092

Premises and equipment	14,975	13,677

Accumulated depreciation	(7,782)	(6,952)

Total premises and equipment, net	7,193	6,725

Depreciation and impairment
in	2011	2010	2009

CHF million

Depreciation	1,078	1,115	1,019

Impairment	87	16	45

In 2011, the estimated useful lives for leasehold and building improvements in Switzerland were increased from five to ten years, based on a change in estimate. The cumulative effect of adopting this change in estimate on January 1, 2011 was a decrease in depreciation expense of CHF 64 million (CHF 56 million after tax).

Bank
Premises and equipment

end of	2011	2010

Premises and equipment (CHF million)

Buildings and improvements	3,671	3,524

Land	732	734

Leasehold improvements	2,198	1,930

Software	4,603	3,793

Equipment	3,055	2,967

Premises and equipment	14,259	12,948

Accumulated depreciation	(7,559)	(6,728)

Total premises and equipment, net	6,700	6,220

Depreciation and impairment
in	2011	2010	2009

CHF million

Depreciation	1,053	1,085	988

Impairment	84	16	45

In 2011, the estimated useful lives for leasehold and building improvements in Switzerland were increased from five to ten years, based on a change in estimate. The cumulative effect of adopting this change in estimate on January 1, 2011 was a decrease in depreciation expense of CHF 57 million (CHF 50 million after tax).

Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2011
Goodwill and other intangible assets

Goodwill
end of	2011				2010

	Private Banking	Investment Banking	Asset Manage- ment	Credit Suisse Group	Private Banking	Investment Banking	Asset Manage- ment	Credit Suisse Group

Gross amount of goodwill (CHF million)

Balance at beginning of period	749	6,429	1,489	8,667	789	6,925	1,635	9,349

Foreign currency translation impact	(8)	16	(4)	4	(40)	(496)	(145)	(681)

Other	2	0	0	2	0	0	(1)	(1)

Balance at end of period	743	6,445	1,485	8,673	749	6,429	1,489	8,667

Accumulated impairment (CHF million)

Balance at beginning of period	0	82	0	82	0	82	0	82

Balance at end of period	0	82	0	82	0	82	0	82

Net book value (CHF million)

Net book value	743	6,363	1,485	8,591	749	6,347	1,489	8,585

In accordance with US GAAP, the Group continually assesses whether or not there has been a triggering event. As of December 31, 2011, the Group’s market capitalization was below book value and as of December 31, 2010, the Group’s market capitalization was above book value.

In estimating the fair value of its reporting units the Group generally applied a market approach where consideration is given to price to projected earning multiples or price to book value multiples for similarly traded companies and prices paid in recent transactions that have occurred in its industry or in related industries.

In determining the estimated fair value, the Group relied upon its three-year strategic business plan which included significant management assumptions and estimates based on its view of current and future economic conditions and regulatory changes.

Based on its goodwill impairment analysis performed as of December 31, 2011, the Group concluded that the estimated fair value for the four reporting units within its Private Banking and Asset Management segments substantially exceeded their related carrying values and no impairment was necessary as of December 31, 2011.

There was also no impairment necessary for the Group’s Investment Banking reporting unit as the estimated fair value exceeded its carrying value by 9%. The goodwill allocated to this reporting unit has become more sensitive to an impairment as the valuation of the reporting unit is highly correlated with economic and financial market conditions, client trading and investing activity and the regulatory environment in which it operates. The Group engaged the services of an independent valuation specialist to assist in the valuation of the reporting unit as of December 31, 2011 using a combination of the market approach and income approach. Under the market approach, consideration is given to price to projected earnings multiples or price to book value multiples for similarly traded companies and prices paid in recent transactions that have occurred in its industry or in related industries. Under the income approach, a discount rate was applied that reflects the risk and uncertainty related to the reporting unit’s projected cash flows.

The results of the impairment evaluation of the Investment Banking reporting unit’s goodwill would be significantly impacted by adverse changes in the underlying parameters used in the valuation process. If actual outcomes adversely differ by a sufficient margin from its best estimates of the key economic assumptions and associated cash flows applied in the valuation of the reporting unit, the Group could potentially incur material impairment charges in the future with respect to the CHF 6,363 million of goodwill recorded in Investment Banking.

As a result of acquisitions, the Group has recorded goodwill as an asset in its consolidated balance sheets, the most significant component of which arose from the acquisition of Donaldson, Lufkin & Jenrette Inc. in 2000. During 2011 and 2010, there were no acquisitions that generated goodwill upon consolidation.

Other intangible assets
	2011			2010

end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount

Other intangible assets (CHF million)

Tradenames/trademarks	26	(21)	5	26	(21)	5

Client relationships	369	(193)	176	377	(168)	209

Other	7	(1)	6	0	0	0

Total amortizing other intangible assets	402	(215)	187	403	(189)	214

Non-amortizing other intangible assets	101	–	101	98	–	98

of which mortgage servicing rights, at fair value	70	–	70	66	–	66

Total other intangible assets	503	(215)	288	501	(189)	312

Additional information
in	2011	2010	2009

Aggregate amortization and impairment (CHF million)

Aggregate amortization	30	34	42

Impairment	0	1	7

Estimated amortization
Estimated amortization (CHF million)

2012	27

2013	24

2014	23

2015	22

2016	18

Bank
Goodwill and other intangible assets

Goodwill
end of	2011				2010

	Private Banking	Investment Banking	Asset Manage- ment	Credit Suisse (Bank)	Private Banking	Investment Banking	Asset Manage- ment	Credit Suisse (Bank)

Gross amount of goodwill (CHF million)

Balance at beginning of period	339	5,707	1,486	7,532	379	6,203	1,632	8,214

Foreign currency translation impact	(8)	16	(4)	4	(40)	(496)	(145)	(681)

Other	2	0	0	2	0	0	(1)	(1)

Balance at end of period	333	5,723	1,482	7,538	339	5,707	1,486	7,532

Accumulated impairment (CHF million)

Balance at beginning of period	0	82	0	82	0	82	0	82

Balance at end of period	0	82	0	82	0	82	0	82

Net book value (CHF million)

Net book value	333	5,641	1,482	7,456	339	5,625	1,486	7,450

> Refer to “Note 20 – Goodwill and other intangible assets” in V – Consolidated financial statements – Credit Suisse Group for further information.
Other intangible assets
	2011			2010

end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount

Other intangible assets (CHF million)

Tradenames/trademarks	26	(21)	5	26	(21)	5

Client relationships	357	(189)	168	365	(165)	200

Other	7	(1)	6	0	0	0

Total amortizing other intangible assets	390	(211)	179	391	(186)	205

Non-amortizing other intangible assets	101	–	101	99	–	99

of which mortgage servicing rights, at fair value	70	–	70	66	–	66

Total other intangible assets	491	(211)	280	490	(186)	304

Additional information
in	2011	2010	2009

Aggregate amortization and impairment (CHF million)

Aggregate amortization	30	33	41

Impairment	0	1	7

Estimated amortization
Estimated amortization (CHF million)

2012	27

2013	24

2014	23

2015	22

2016	18

> Refer to “Note 20 – Goodwill and other intangible assets” in V – Consolidated financial statements – Credit Suisse Group for further information.

Life settlement contracts	12 Months Ended
Dec. 31, 2011
Life settlement contracts

2011	within 1 year	within 1-2 years	within 2-3 years	within 3-4 years	within 4-5 years	Thereafter	Total

Fair value method [1]

Number of contracts	563	986	1,943	2,005	2,330	614	8,441

Carrying value (CHF million)	19	32	59	68	67	550	795

Face value (CHF million)	20	35	67	88	94	2,580	2,884

Investment method

Number of contracts	–	–	–	–	–	8	8

Carrying value (CHF million)	–	–	–	–	–	54	54

Face value (CHF million)	–	–	–	–	–	74	74

2010

Fair value method [1]

Number of contracts	929	500	1,002	1,789	1,850	2,804	8,874

Carrying value (CHF million)	30	27	42	80	134	545	858

Face value (CHF million)	31	51	67	137	316	2,877	3,479

Investment method

Number of contracts	–	–	–	–	–	8	8

Carrying value (CHF million)	–	–	–	–	–	51	51

Face value (CHF million)	–	–	–	–	–	70	70

1 Time bands reflect life expectancy.

Realized and unrealized gains and losses on life settlement contracts accounted for under the fair value method
in	2011	2010	2009

CHF million

Realized gains/(losses)	12	44	(39)

Unrealized gains/(losses)	(30)	(105)	(8)

No life insurance premiums are anticipated to be paid for those contracts accounted for under the investment method as of December 31, 2011, for each of the next five years.
Central to the calculation of fair value for life settlement contracts is the estimate of mortality rates. Individual mortality rates are typically obtained by multiplying a base mortality curve for the general insured population provided by a professional actuarial organization together with an individual-specific multiplier. Individual-specific multipliers are determined based on data obtained from third-party life expectancy data providers, which examine insured individual’s medical conditions, family history and other factors to arrive at a life expectancy estimate.

Bank
Life settlement contracts

2011	within 1 year	within 1-2 years	within 2-3 years	within 3-4 years	within 4-5 years	Thereafter	Total

Fair value method

Number of contracts	563	986	1,943	2,005	2,330	614	8,441

Carrying value (CHF million)	19	32	59	68	67	550	795

Face value (CHF million)	20	35	67	88	94	2,580	2,884

Investment method

Number of contracts	–	–	–	–	–	8	8

Carrying value (CHF million)	–	–	–	–	–	54	54

Face value (CHF million)	–	–	–	–	–	74	74

2010

Fair value method

Number of contracts	929	500	1,002	1,789	1,850	2,804	8,874

Carrying value (CHF million)	30	27	42	80	134	545	858

Face value (CHF million)	31	51	67	137	316	2,877	3,479

Investment method

Number of contracts	–	–	–	–	–	8	8

Carrying value (CHF million)	–	–	–	–	–	51	51

Face value (CHF million)	–	–	–	–	–	70	70

Realized and unrealized gains and losses on life settlement contracts accounted for under the fair value method
in	2011	2010	2009

CHF million

Realized gains/(losses)	12	44	(39)

Unrealized gains/(losses)	(30)	(105)	(8)

> Refer to “Note 21 – Life settlement contracts” in V – Consolidated financial statements – Credit Suisse Group for further information.

Other assets and other liabilities	12 Months Ended
Dec. 31, 2011
Other assets and other liabilities

end of	2011	2010

Other assets (CHF million)

Cash collateral on derivative instruments	15,809	14,987

Cash collateral on non-derivative transactions	2,083	1,792

Derivative instruments used for hedging	3,706	2,733

Assets held-for-sale	21,205	26,886

of which loans [1]	20,457	24,925

of which real estate	732	1,946

Assets held for separate accounts	14,407	13,815

Interest and fees receivable	6,090	5,158

Deferred tax assets	8,939	9,417

Prepaid expenses	601	452

Failed purchases	1,513	1,279

Other	3,943	3,066

Other assets	78,296	79,585

Other liabilities (CHF million)

Cash collateral on derivative instruments	11,934	14,428

Cash collateral on non-derivative transactions	1,002	20

Derivative instruments used for hedging	1,998	1,203

Provisions [2]	1,113	1,724

of which off-balance sheet risk	65	552

Liabilities held for separate accounts	14,407	13,815

Interest and fees payable	7,142	6,798

Current tax liabilities	767	1,137

Deferred tax liabilities	429	412

Failed sales	6,888	7,354

Other	17,537	15,323

Other liabilities	63,217	62,214

1 Included as of December 31, 2011 and 2010 were CHF 6,299 million and CHF 7,818 million, respectively, in restricted loans, which represented collateral on secured borrowings, and CHF 1,386 million and CHF 1,223 million, respectively, in loans held in trusts, which were consolidated as a result of failed sales under US GAAP. 2 Includes provisions for bridge commitments.

Bank
Other assets and other liabilities

end of	2011	2010

Other assets (CHF million)

Cash collateral on derivative instruments	15,812	14,987

Cash collateral on non-derivative transactions	2,083	1,792

Derivative instruments used for hedging	3,607	2,682

Assets held-for-sale	21,205	26,886

of which loans [1]	20,457	24,925

of which real estate	732	1,946

Assets held for separate accounts	14,407	13,815

Interest and fees receivable	6,013	5,098

Deferred tax assets	8,843	9,350

Prepaid expenses	592	442

Failed purchases	1,513	1,279

Other	3,884	2,974

Other assets	77,959	79,305

Other liabilities (CHF million)

Cash collateral on derivative instruments	11,933	14,428

Cash collateral on non-derivative transactions	1,002	20

Derivative instruments used for hedging	1,745	1,059

Provisions [2]	1,035	1,606

of which off-balance sheet risk	64	551

Liabilities held for separate accounts	14,407	13,815

Interest and fees payable	6,875	6,685

Current tax liabilities	782	1,104

Deferred tax liabilities	219	267

Failed sales	6,888	7,354

Other	17,051	14,868

Other liabilities	61,937	61,206

1 Included as of December 31, 2011 and 2010 were CHF 6,299 million and CHF 7,818 million, respectively, in restricted loans, which represented collateral on secured borrowings, and CHF 1,386 million and CHF 1,223 million, respectively, in loans held in trusts, which are consolidated as a result of failed sales under US GAAP. 2 Includes provision for bridge commitments.

Deposits	12 Months Ended
Dec. 31, 2011
Deposits

	2011				2010

end of	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total

Deposits (CHF million)

Non-interest-bearing demand deposits	11,446	4,218	15,664		11,088	3,044	14,132

Interest-bearing demand deposits	113,403	19,626	133,029		100,414	17,625	118,039

Savings deposits	54,395	38	54,433		53,242	27	53,269

Time deposits	16,841	133,581	150,422	[1]	19,036	120,581	139,617	[1]

Total deposits	196,085	157,463	353,548	[2]	183,780	141,277	325,057	[2]

of which due to banks	–	–	40,147		–	–	37,493

of which customer deposits	–	–	313,401		–	–	287,564

The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1 Included CHF 149,985 million and CHF 139,150 million as of December 31, 2011 and 2010, respectively, of the Swiss franc equivalent of individual time deposits greater than USD#nbsp#100,000 in Switzerland and foreign offices. 2 Not included as of December 31, 2011 and 2010 were CHF 51 million and CHF 48 million, respectively, of overdrawn deposits reclassified as loans.

Bank
Deposits

	2011				2010

end of	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total

Deposits (CHF million)

Non-interest-bearing demand deposits	7,557	3,500	11,057		7,849	2,612	10,461

Interest-bearing demand deposits	107,953	20,577	128,530		95,440	18,478	113,918

Savings deposits	46,576	38	46,614		45,423	27	45,450

Time deposits	15,257	137,725	152,982	[1]	17,669	123,944	141,613	[1]

Total deposits	177,343	161,840	339,183	[2]	166,381	145,061	311,442	[2]

of which due to banks	–	–	51,484		–	–	47,675

of which customer deposits	–	–	287,699		–	–	263,767

The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1 Included as of December 31, 2011 and 2010 were CHF 152,575 million and CHF 141,169 million, respectively, of individual time deposits issued in Switzerland and in foreign offices in the Swiss franc equivalent amounts of USD 100,000 or more. 2 Not included as of December 31, 2011 and 2010 were CHF 51 million and CHF 48 million, respectively, of overdrawn deposits reclassified as loans.

Long-term debt	12 Months Ended
Dec. 31, 2011
Long-term debt

end of	2011	2010

Long-term debt (CHF million)

Senior	123,632	130,792

Subordinated	24,165	23,221

Non-recourse liabilities from consolidated VIEs	14,858	19,739

Long-term debt	162,655	173,752

of which reported at fair value	70,366	83,692

of which structured notes	35,726	37,990

Total long-term debt is comprised of debt issuances managed by Treasury which do not contain derivative features (vanilla debt), as well as hybrid debt instruments with embedded derivatives, which are issued as part of the Group’s structured product activities. Long-term debt includes both Swiss franc and foreign exchange denominated fixed and variable rate bonds.

The interest rate ranges presented in the table below are based on the contractual terms of the Group’s vanilla debt. Interest rate ranges for future coupon payments on structured products for which fair value has been elected are not included in the table below as these coupons are dependent upon the embedded derivative and prevailing market conditions at the time each coupon is paid. In addition, the effects of derivatives used for hedging are not included in the interest rate ranges on the associated debt.

Long-term debt by maturities
end of			2012			2013			2014			2015			2016			Thereafter	Total

Group parent company (CHF million)

Senior debt
Fixed rate			–			–			–			–			–			387	387

Interest rate (in %) [1]			–			–			–			–			–			7.3	–

Subordinated debt
Fixed rate			164			–			–			218			–			675	1,057

Interest rates (in %) [1]			3.2			–			–			8.5			–			7.0	–

Subtotal - Group parent company			164			–			–			218			–			1,062	1,444

Subsidiaries (CHF million)

Senior debt
Fixed rate			11,937			14,088			10,178			12,190			4,284			21,700	74,377

Variable rate			12,458			10,465			7,703			4,130			3,806			10,306	48,868

Interest rates (range in %) [1]	0.0	–	16.0	0.0	–	13.6	0.0	–	13.7	0.0	–	13.2	0.0	–	12.5	0.0	–	7.1	–

Subordinated debt
Fixed rate			120			3,664			121			1,149			39			17,172	22,265

Variable rate			–			–			–			20			–			823	843

Interest rates (range in %) [1]	4.4	–	8.0	3.7	–	7.9			–	3.6	–	10.3			4.8	0.0	–	13.1	–

Non-recourse liabilities from consolidated VIEs
Fixed rate			129			2			–			399			2			948	1,480

Variable rate			538			17			369			625			1,451			10,378	13,378

Interest rates (range in %) [1]	0.0	–	2.7			–	0.0	–	13.2	0.0	–	12.6	0.0	–	12.8	0.0	–	11.3	–

Subtotal - Subsidiaries			25,182			28,236			18,371			18,513			9,582			61,327	161,211

Total long-term debt			25,346			28,236			18,371			18,731			9,582			62,389	162,655

of which structured notes			9,224			5,079			5,303			4,202			3,374			8,544	35,726

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.

The Group and the Bank maintain a shelf registration statement with the US Securities and Exchange Commission (SEC), which allows them to issue, from time to time, senior and subordinated debt securities, warrants and related guarantees. The shelf registration statement also allows certain subsidiaries of the Group to issue exchangeable or convertible debt securities which are guaranteed by the Group and are exchangeable or convertible into ordinary shares of the Group.

> Refer to “Note 39 – Subsidiary guarantee information” for further information on the subsidiary guarantees.
The Group maintains a euro medium-term note program that allows it, certain finance subsidiaries (guaranteed by the Group) and the Bank to issue senior and subordinated debt securities notes.
Credit Suisse Group Finance (Guernsey) Limited, a finance subsidiary of the Group, maintains a JPY 500 billion Samurai shelf registration statement that allows it to issue, from time to time, senior and subordinated debt securities, guaranteed by the Group.

Bank
Long-term debt

end of	2011	2010

Long-term debt (CHF million)

Senior	118,551	126,441

Subordinated	25,998	24,960

Non-recourse liabilities from consolidated VIEs	14,858	19,739

Long-term debt	159,407	171,140

of which reported at fair value	68,256	81,474

of which structured notes	33,412	36,201

Long-term debt by maturities
end of	2012	2013	2014	2015	2016	Thereafter	Total

Long-term debt (CHF million)

Senior debt
Fixed rate	9,935	12,669	9,341	11,492	3,785	19,879	67,101

Variable rate	13,363	10,475	7,709	5,447	3,806	10,650	51,450

Interest rates (range in %) [1]	0.0-16.0	0.0-13.6	0.0-13.7	0.0-13.2	0.0-11.9	0.0-7.1	–

Subordinated debt
Fixed rate	184	3,664	121	424	39	17,493	21,925

Variable rate	3,000	–	200	20	30	823	4,073

Interest rates (range in %) [1]	0.4-8.0	3.7-7.9	–	4.2-10.3	4.8	0.0-13.1	–

Non-recourse liabilities from consolidated VIEs
Fixed rate	129	2	–	399	2	948	1,480

Variable rate	538	17	369	625	1,451	10,378	13,378

Interest rates (range in %) [1]	0.0-2.7	–	0.0-13.2	0.0-12.6	0.0-12.8	0.0-11.3	–

Total long-term debt	27,149	26,827	17,740	18,407	9,113	60,171	159,407

of which structured notes	8,732	4,434	4,694	3,784	3,239	8,529	33,412

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.

> Refer to “Note 24 – Long-term debt” in V – Consolidated financial statements – Credit Suisse Group for further information.

Accumulated other comprehensive income	12 Months Ended
Dec. 31, 2011
Accumulated other comprehensive income

	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income

2011 (CHF million)

Balance at beginning of period	(33)	(11,470)	117	(3,136)	(33)	(14,555)

Increase/(decrease)	(5)	(324)	6	(720)	383	(660)

Increase/(decrease) due to equity method investments	(1)	0	0	0	0	(1)

Reclassification adjustments, included in net income	(27)	16	(24)	105	12	82

Balance at end of period	(66)	(11,778)	99	(3,751)	362	(15,134)

2010 (CHF million)

Balance at beginning of period	(41)	(8,770)	110	(2,891)	(46)	(11,638)

Increase/(decrease)	46	(2,822)	0	(338)	0	(3,114)

Increase/(decrease) due to equity method investments	(15)	0	1	0	0	(14)

Reclassification adjustments, included in net income	(23)	(13)	6	93	13	76

Cumulative effect of accounting changes, net of tax	0	135	0	0	0	135

Balance at end of period	(33)	(11,470)	117	(3,136)	(33)	(14,555)

2009 (CHF million)

Balance at beginning of period	(145)	(8,211)	63	(2,543)	(103)	(10,939)

Increase/(decrease)	30	(609)	62	(368)	30	(855)

Increase/(decrease) due to equity method investments	87	0	0	0	0	87

Reclassification adjustments, included in net income	(13)	50	(15)	20	27	69

Balance at end of period	(41)	(8,770)	110	(2,891)	(46)	(11,638)

Refer to "Note 26 - Tax" and "Note 29 - Pension and other post-retirement benefits" for income tax expense/(benefit) on the movements of accumulated other comprehensive income.

Bank
Accumulated other comprehensive income

	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income

2011 (CHF million)

Balance at beginning of period	32	(9,975)	98	(871)	5	(10,711)

Increase/(decrease)	(5)	(350)	22	103	0	(230)

Reclassification adjustments, included in net income	(27)	16	(24)	39	(1)	3

Balance at end of period	0	(10,309)	96	(729)	4	(10,938)

2010 (CHF million)

Balance at beginning of period	10	(7,745)	84	(761)	6	(8,406)

Increase/(decrease)	45	(2,352)	8	(134)	0	(2,433)

Reclassification adjustments, included in net income	(23)	(13)	6	24	(1)	(7)

Cumulative effect of accounting changes, net of tax	0	135	0	0	0	135

Balance at end of period	32	(9,975)	98	(871)	5	(10,711)

2009 (CHF million)

Balance at beginning of period	(7)	(7,273)	71	(538)	6	(7,741)

Increase/(decrease)	30	(522)	28	(238)	0	(702)

Reclassification adjustments, included in net income	(13)	50	(15)	15	0	37

Balance at end of period	10	(7,745)	84	(761)	6	(8,406)

Refer to "Note 25 - Tax" and "Note 28 - Pension and other post-retirement benefits" for income tax expense/(benefit) on the movements of accumulated other comprehensive income.

Tax	12 Months Ended
Dec. 31, 2011
Tax

Income from continuing operations before taxes in Switzerland and foreign countries
in	2011	2010	2009

Income from continuing operations before taxes (CHF million)

Switzerland	455	1,734	2,383

Foreign	3,006	5,753	5,694

Income from continuing operations before taxes	3,461	7,487	8,077

Details of current and deferred taxes
in	2011	2010	2009

Current and deferred taxes (CHF million)

Switzerland	38	81	203

Foreign	437	243	757

Current income tax expense	475	324	960

Switzerland	(176)	(149)	87

Foreign	372	1,373	788

Deferred income tax expense	196	1,224	875

Income tax expense	671	1,548	1,835

Income tax expense/(benefit) on discontinued operations	0	0	(19)

Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	(4)	4	0

Cumulative translation adjustment	16	32	(164)

Unrealized gains/(losses) on securities	12	(2)	16

Actuarial gains/(losses)	(172)	(82)	(116)

Net prior service credit/(cost)	105	3	15

Share-based compensation and treasury shares	256	(671)	(176)

Reconciliation of taxes computed at the Swiss statutory rate
in	2011	2010	2009

Reconciliation of taxes computed at the Swiss statutory rate (CHF million)

Income tax expense computed at the statutory tax rate of 22%	761	1,647	1,777

Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(40)	519	882

Non-deductible amortization of other intangible assets and goodwill impairment	0	1	3

Other non-deductible expenses	447	623	540

Additional taxable income	8	22	71

Lower taxed income [1]	(479)	(775)	(694)

Income taxable to noncontrolling interests	(289)	(278)	313

Changes in tax law and rates	172	119	3

Changes in deferred tax valuation allowance [1]	471	54	(123)

Other [1]	(380)	(384)	(937)

Income tax expense	671	1,548	1,835

1 See explanation below.

Lower taxed income
2011 included a tax benefit of CHF 55 million in respect of the Swiss tax effect relating to the reduction in the valuation of an investment in a subsidiary.
2011 and 2010 included a tax benefit of CHF 116 million and CHF 130 million, respectively, in respect of the reversal of the deferred tax liability recorded to cover estimated recapture of loss deductions arising from foreign branches of the Bank.

2010 included a tax benefit of CHF 380 million in respect of a legal entity merger that reflected regulatory concerns about complex holding structures.
Changes in deferred tax valuation allowance
2011 included an increase to the valuation allowance of CHF 428 million in respect of three of the Group’s operating entities, two in the UK and one in Asia, mainly relating to deferred tax assets on tax loss carry-forwards.

2011, 2010 and 2009 included a tax benefit of CHF 7 million, CHF 199 million and CHF 567 million, respectively, resulting from the release of valuation allowances on deferred tax assets for one of the Group’s operating entities in the US. The 2009 tax benefit was partially offset by a net increase to the valuation allowance on deferred tax assets on net tax loss carry-forwards of CHF 433 million.

2010 included an increase to the valuation allowance of CHF 193 million in respect of one of the Group’s operating entities in the UK relating to deferred tax assets on tax loss carry-forwards.
Other
2011 included a tax benefit of CHF 261 million relating to the increase of deferred tax assets in two of the Group’s operating entities, one in Switzerland and one in the US.
2011, 2010 and 2009 included an amount of CHF 123 million, CHF 301 million and CHF 156 million, respectively, relating to the release of tax contingency accruals following the favorable resolution of tax matters.

2009 included foreign exchange translation gains of CHF 460 million relating to deferred tax assets on tax loss carry-forwards recorded in UK entities. The foreign exchange movements arose due to tax loss carry-forwards denominated in British pounds, which differs from the functional currency of the reporting entities. UK tax law was enacted during 2009 which had the effect of removing these foreign exchange movements going forward.

2009 included a tax benefit of CHF 91 million relating to the increase of deferred tax assets on net operating loss carry-forwards, which was offset by an equivalent increase of valuation allowance on deferred tax assets on net operating loss carry-forwards.

As of December 31, 2011, the Group had accumulated undistributed earnings from foreign subsidiaries of CHF 8.4 billion. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.

Details of the tax effect of temporary differences
end of	2011	2010

Tax effect of temporary differences (CHF million)

Compensation and benefits	2,262	2,239

Loans	392	602

Investment securities	1,489	1,479

Provisions	1,943	1,530

Business combinations	101	96

Derivatives	395	269

Real estate	212	200

Net operating loss carry-forwards	7,294	7,211

Other	178	143

Gross deferred tax assets before valuation allowance	14,266	13,769

Less valuation allowance	(2,690)	(2,264)

Gross deferred tax assets net of valuation allowance	11,576	11,505

Compensation and benefits	(129)	(62)

Loans	(147)	(136)

Investment securities	(1,356)	(827)

Provisions	(379)	(572)

Business combinations	(227)	(277)

Derivatives	(392)	(420)

Leasing	(58)	(66)

Real estate	(82)	(84)

Other	(296)	(56)

Gross deferred tax liabilities	(3,066)	(2,500)

Net deferred tax assets	8,510	9,005

The decrease in net deferred tax assets from 2010 to 2011 of CHF 495 million was primarily due to the recognition of a valuation allowance against deferred tax assets, mainly in the UK and Asia, of CHF 419 million, a write-down of CHF 172 million as a result of changes to corporation tax rates in the UK and Japan and foreign exchange translation losses of CHF 37 million, which are included within the currency translation adjustment recorded in AOCI. These decreases were partially offset by an increase in net deferred tax asset balances following a re-measurement of deferred tax balances in Switzerland and the US of CHF 377 million. The remaining movement, a reduction of net deferred tax assets of CHF 244 million, mainly represents the impact of temporary differences and taxable income in 2011.

The most significant net deferred tax assets arise in the US and UK and these decreased from CHF 8,406 million, net of a valuation allowance of CHF 1,302 million as of the end of 2010 to CHF 7,766 million, net of a valuation allowance of CHF 1,643 million as of the end of 2011.

Due to uncertainty concerning its ability to generate the necessary amount and mix of taxable income in future periods, the Group recorded a valuation allowance against deferred tax assets in the amount of CHF 2.7 billion as of December 31, 2011 compared to CHF 2.3 billion as of December 31, 2010.

Amounts and expiration dates of net operating loss carry-forwards
end of 2011	Total

Net operating loss carry-forwards (CHF million)

Due to expire within 1 year	31

Due to expire within 2 to 5 years	8,331

Due to expire within 6 to 10 years	3,664

Due to expire within 11 to 20 years	8,199

Amount due to expire	20,225

Amount not due to expire	11,459

Total net operating loss carry-forwards	31,684

Movements in the valuation allowance
in	2011	2010	2009

Movements in the valuation allowance (CHF million)

Balance at beginning of period	2,264	2,799	2,976

Net changes	426	(535)	(177)

Balance at end of period	2,690	2,264	2,799

As part of its normal practice, the Group has conducted a detailed evaluation of its expected future results. This evaluation is dependent on management estimates and assumptions in developing the expected future results, which are based on a strategic business planning process influenced by current economic conditions and assumptions of future economic conditions that are subject to change. This evaluation has taken into account both positive and negative evidence related to expected future taxable income, the Group’s commitment to the integrated bank model and the importance of the Investment Banking segment within the integrated bank, as well as the changes in the Group’s core businesses and the reduction in risk since 2008. This evaluation has indicated the expected future results that are likely to be earned in jurisdictions where the Group has significant net deferred tax assets, such as the US, UK and Switzerland. The Group has then compared those expected future results with the applicable law governing utilization of deferred tax assets; US tax law allows for a 20-year carry-forward period for net operating losses, UK tax law allows for an unlimited carry-forward period for net operating losses and Swiss tax law allows for a seven-year carry-forward period for net operating losses.

Tax benefits associated with share-based compensation
in	2011	2010	2009

Tax benefits associated with share-based compensation (CHF million)

Tax benefits recorded in the consolidated statements of operations	466	539	632

Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	(280)	615	179

Tax benefits in respect of tax on dividend equivalent payments	2	26	0

> Refer to “Note 27 – Employee deferred compensation” for further information on share-based compensation.
If, upon settlement of share-based compensation, the tax deduction exceeds the cumulative compensation cost that the Group had recognized in the consolidated financial statements, the utilized tax benefit associated with any excess deduction is considered a “windfall” and recognized in shareholders’ equity as additional paid-in capital and reflected as a financing cash inflow in the consolidated statements of cash flows. If, upon settlement the tax deduction is lower than the cumulative compensation cost that the Group had recognized in the consolidated financial statements, the tax charge associated with the lower deduction is considered a “shortfall”. Tax charges arising on shortfalls are recognized in shareholders’ equity to the extent that any shortfalls are lower than the cumulative windfalls, otherwise the tax charge is recognized in the consolidated statements of operations. However, windfall deductions and dividend equivalents aggregating CHF 1.1 billion and CHF 1.0 billion for 2011 and 2010, respectively, did not result in a reduction of income taxes payable because certain entities were in a net operating loss position. When the income tax benefit of these deductions is realized, an estimated CHF 278 million tax benefit will be recorded in additional paid-in capital.

Uncertain tax positions
US GAAP requires a two-step process in evaluating uncertain income tax positions. In the first step, an enterprise determines whether it is more likely than not that an income tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions meeting the more-likely-than-not recognition threshold are then measured to determine the amount of benefit eligible for recognition in the consolidated financial statements. Each income tax position is measured at the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement.

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
	2011	2010	2009

Movements in gross unrecognized tax benefits (CHF million)

Balance at beginning of period	578	964	1,177

Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	54	53	17

Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(177)	(286)	(198)

Increases in unrecognized tax benefits as a result of tax positions taken during the current period	30	39	17

Decreases in unrecognized tax benefits relating to settlements with tax authorities	(65)	(31)	(58)

Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(19)	(91)	(6)

Other (including foreign currency translation)	(28)	(70)	15

Balance at end of period	373	578	964

of which, if recognized, would affect the effective tax rate	366	554	915

Interest and penalties
in	2011	2010	2009

Interest and penalties (CHF million)

Interest and penalties recognized in the consolidated statements of operations	(19)	(43)	(15)

Interest and penalties recognized in the consolidated balance sheets	86	209	272

Interest and penalties are reported as tax expense. The Group is currently subject to ongoing tax audits and inquiries with the tax authorities in a number of jurisdictions, including the US, the UK and Switzerland. Although the timing of the completion of these audits is uncertain, it is reasonably possible that some of these audits and inquiries will be resolved within 12 months of the reporting date.

It is reasonably possible that there will be a decrease of between zero and CHF 26 million in unrecognized tax benefits within 12 months of the reporting date.
The Group remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Switzerland – 2008; the US – 2006; Japan – 2005; the Netherlands – 2005; and the UK – 2003.

Bank
Tax

Income/(loss) from continuing operations before taxes in Switzerland and foreign countries
in	2011	2010	2009

Income/(loss) from continuing operations before taxes (CHF million)

Switzerland	(198)	950	1,610

Foreign	2,560	5,321	5,747

Income from continuing operations before taxes	2,362	6,271	7,357

Details of current and deferred taxes
in	2011	2010	2009

Current and deferred taxes (CHF million)

Switzerland	(53)	(25)	99

Foreign	430	235	760

Current income tax expense	377	210	859

Switzerland	(252)	(293)	32

Foreign	308	1,341	903

Deferred income tax expense	56	1,048	935

Income tax expense	433	1,258	1,794

Income tax expense/(benefit) on discontinued operations	0	0	(19)

Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	(4)	4	0

Cumulative translation adjustment	16	32	(164)

Unrealized gains/(losses) on securities	16	0	7

Actuarial gains/(losses)	29	(46)	(81)

Net prior service cost	(1)	0	(1)

Share-based compensation and treasury shares	274	(608)	(169)

Reconciliation of taxes computed at the Swiss statutory rate
in	2011	2010	2009

Reconciliation of taxes computed at the Swiss statutory rate (CHF million)

Income tax expense computed at the statutory tax rate of 22%	520	1,380	1,619

Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(5)	569	887

Non-deductible amortization of other intangible assets and goodwill impairment	0	1	3

Other non-deductible expenses	443	619	502

Additional taxable income	6	22	70

Lower taxed income [1]	(470)	(760)	(575)

Income taxable to noncontrolling interests	(312)	(282)	313

Changes in tax law and rates	170	119	3

Changes in deferred tax valuation allowance [1]	464	54	(91)

Other [1]	(383)	(464)	(937)

Income tax expense	433	1,258	1,794

1 See explanation below.

Lower taxed income
2011 included a tax benefit of CHF 55 million in respect of the Swiss tax effect relating to the reduction in the valuation of an investment in a subsidiary.
2011 and 2010 included a tax benefit of CHF 116 million and CHF 130 million, respectively, in respect of the reversal of the deferred tax liability recorded to cover estimated recapture of loss deductions arising from foreign branches of the Bank.

2010 included a tax benefit of CHF 380 million in respect of a legal entity merger that reflected regulatory concerns about complex holding structures.
Changes in deferred tax valuation allowance
2011 included an increase to the valuation allowance of CHF 428 million in respect of three of the Bank’s operating entities, two in the UK and one in Asia, mainly relating to deferred tax assets on tax loss carry-forwards.

2011, 2010 and 2009 included a tax benefit of CHF 7 million, CHF 199 million and CHF 567 million, respectively, resulting from the release of valuation allowances on deferred tax assets for one of the Bank’s operating entities in the US. The 2009 tax benefit was partially offset by a net increase to the valuation allowance on deferred tax assets on net tax loss carry-forwards of CHF 433 million.

2010 included an increase to the valuation allowance of CHF 193 million in respect of one of the Bank’s operating entities in the UK relating to deferred tax assets on tax loss carry-forwards.
Other
2011 included a tax benefit of CHF 261 million relating to the increase of deferred tax assets in two of the Bank’s operating entities, one in Switzerland and one in the US.
2011, 2010 and 2009 included an amount of CHF 125 million, CHF 301 million and CHF 156 million, respectively, relating to the release of tax contingency accruals following the favorable resolution of tax matters.

2009 included foreign exchange translation gains of CHF 460 million relating to deferred tax assets on tax loss carry-forwards recorded in UK entities. The foreign exchange movements arose due to tax loss carry-forwards denominated in British pounds, which differs from the functional currency of the reporting entities. UK tax law was enacted during 2009 which had the effect of removing these foreign exchange movements going forward.

2009 included a tax benefit of CHF 91 million relating to the increase of deferred tax assets on net operating loss carry-forwards, which was offset by an equivalent increase of valuation allowance on deferred tax assets on net operating loss carry-forwards.

As of December 31, 2011, the Bank had accumulated undistributed earnings from foreign subsidiaries of CHF 7.5 billion. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.

Details of the tax effect of temporary differences
end of	2011	2010

Tax effect of temporary differences (CHF million)

Compensation and benefits	2,172	2,189

Loans	392	602

Investment securities	1,480	1,470

Provisions	1,943	1,530

Business combinations	101	96

Derivatives	385	264

Real estate	211	200

Net operating loss carry-forwards	7,276	7,195

Other	174	142

Gross deferred tax assets before valuation allowance	14,134	13,688

Less valuation allowance	(2,674)	(2,255)

Gross deferred tax assets net of valuation allowance	11,460	11,433

Compensation and benefits	(129)	(62)

Loans	(147)	(135)

Investment securities	(1,192)	(733)

Provisions	(342)	(535)

Business combinations	(227)	(277)

Derivatives	(392)	(420)

Leasing	(58)	(66)

Real estate	(67)	(68)

Other	(282)	(54)

Gross deferred tax liabilities	(2,836)	(2,350)

Net deferred tax assets	8,624	9,083

The decrease in net deferred tax assets from 2010 to 2011 of CHF 459 million was primarily due to the recognition of a valuation allowance against deferred tax assets, mainly in the UK and Asia, of CHF 419 million, a write-down of CHF 172 million as a result of changes to corporation tax rates in the UK and Japan and foreign exchange translation losses of CHF 30 million, which are included within the currency translation adjustment recorded in accumulated other comprehensive income/(loss) (AOCI). These decreases were partially offset by an increase in net deferred tax asset balances following a re-measurement of deferred tax balances in Switzerland and the US of CHF 377 million. The remaining movement, a reduction of net deferred tax assets of CHF 215 million, mainly represents the impact of temporary differences and taxable income in 2011.

The most significant net deferred tax assets arise in the US and UK and these decreased from CHF 8,406 million, net of a valuation allowance of CHF 1,302 million as of the end of 2010 to CHF 7,766 million, net of a valuation allowance of CHF 1,643 million as of the end of 2011.

Due to uncertainty concerning its ability to generate the necessary amount and mix of taxable income in future periods, the Bank recorded a valuation allowance against deferred tax assets in the amount of CHF 2.7 billion as of December 31, 2011 compared to CHF 2.3 billion as of December 31, 2010.

Amounts and expiration dates of net operating loss carry-forwards
end of 2011	Total

Net operating loss carry-forwards (CHF million)

Due to expire within 1 year	31

Due to expire within 2 to 5 years	8,331

Due to expire within 6 to 10 years	3,654

Due to expire within 11 to 20 years	8,199

Amount due to expire	20,215

Amount not due to expire	11,324

Total net operating loss carry-forwards	31,539

Movements in the valuation allowance
in	2011	2010	2009

Movements in the valuation allowance (CHF million)

Balance at beginning of period	2,255	2,790	2,922

Net changes	419	(535)	(132)

Balance at end of period	2,674	2,255	2,790

Tax benefits associated with share-based compensation
in	2011	2010	2009

Tax benefits associated with share-based compensation (CHF million)

Tax benefits recorded in the consolidated statements of operations	464	536	623

Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	(277)	615	179

Tax benefits in respect of tax on dividend equivalent payments	1	26	0

> Refer to “Note 26 – Employee deferred compensation” for further information on share-based compensation.
However, windfall deductions and dividend equivalents aggregating CHF 1.1 billion and CHF 1.0 billion for 2011 and 2010, respectively, did not result in a reduction of income taxes payable because certain entities were in a net operating loss position. When the income tax benefit of these deductions is realized, an estimated CHF 278 million tax benefit will be recorded in additional paid-in capital.

Uncertain tax positions
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
in	2011	2010	2009

Movements in gross unrecognized tax benefits (CHF million)

Balance at beginning of period	578	944	1,136

Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	54	53	18

Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(177)	(286)	(197)

Increases in unrecognized tax benefits as a result of tax positions taken during the current period	29	37	25

Decreases in unrecognized tax benefits relating to settlements with tax authorities	(65)	(12)	(48)

Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(19)	(88)	(6)

Other (including foreign currency translation)	(30)	(70)	16

Balance at end of period	370	578	944

of which, if recognized, would affect the effective tax rate	364	553	895

Interest and penalties
in	2011	2010	2009

Interest and penalties (CHF million)

Interest and penalties recognized in the consolidated statements of operations	(19)	(42)	(16)

Interest and penalties recognized in the consolidated balance sheets	82	206	267

Interest and penalties are reported as tax expense. The Bank is currently subject to ongoing tax audits and inquiries with the tax authorities in a number of jurisdictions, including the US, the UK and Switzerland. Although the timing of the completion of these audits is uncertain, it is reasonably possible that some of these audits and inquiries will be resolved within 12 months of the reporting date.

It is reasonably possible that there will be a decrease of between zero and CHF 26 million in unrecognized tax benefits within 12 months of the reporting date.
The Bank remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Switzerland – 2008; the US – 2006; Japan – 2005; the Netherlands – 2005; and the UK – 2003.

> Refer to “Note 26 – Tax” in V – Consolidated financial statements – Credit Suisse Group for further information.

Employee deferred compensation	12 Months Ended
Dec. 31, 2011
Employee deferred compensation

Payment of deferred compensation to employees is determined by the nature of the business, role, location and performance of the employee. Unless there is a contractual obligation, granting deferred compensation is solely at the discretion of senior management. Special deferred compensation granted as part of a contractual obligation is typically used to compensate new senior employees in a single year for forfeited awards from previous employers upon joining the Group. It is the Group’s policy not to make multi-year guarantees.

Compensation expense recognized in the consolidated statement of operations for share-based and other awards that were granted as deferred compensation is recognized in accordance with the specific terms and conditions of each respective award and is primarily recognized over the future requisite service and vesting period, which is determined by the plan, retirement eligibility of employees, moratorium periods and certain other terms. Compensation expense for share-based and other awards that were granted as deferred compensation also includes the current estimated outcome of applicable performance criteria, estimated future forfeitures and mark-to-market adjustments for certain cash awards that are still outstanding.

The following tables show the compensation expense for deferred compensation awards granted in 2011 and prior years that was recognized in the consolidated statements of operations during 2011, 2010, and 2009, the total shares delivered, the estimated unrecognized compensation expense for deferred compensation awards granted in 2011 and prior years outstanding as of December 31, 2011 and the remaining requisite service period over which the estimated unrecognized compensation expense will be recognized. The estimated unrecognized compensation expense was based on the fair value of each award on the grant date and included the current estimated outcome of relevant performance criteria and estimated future forfeitures but no estimate for future mark-to-market adjustments. The recognition of compensation expense for the deferred compensation awards granted in January 2012 began in 2012 and thus had no impact on the 2011 consolidated financial statements.

Deferred compensation expense
in	2011	2010	2009

Deferred compensation expense (CHF million)

Share awards	767	294	331

Adjustable Performance Plan awards	1,106	963	–

Restricted Cash Awards	253	–	–

Scaled Incentive Share Units	415	561	–

Incentive Share Units	174	723	1,526

Cash Retention Awards	0	578	822

Performance Incentive Plans (PIP I and PIP II) [1]	0	(1)	(21)

2008 Partner Asset Facility awards [2]	3	45	629

Other cash awards	334	422	431

Total deferred compensation expense	3,052	3,585	3,718

Total shares delivered (million)

Total shares delivered	24.2	47.3	39.1

1 Includes claw backs. 2 Represents the change in the underlying fair value of the indexed assets during the period. 2009 also included the vesting of the remaining 33.3% in the first quarter.

Additional information
end of	2011

Estimated unrecognized compensation expense (CHF million)

Share awards	1,100

Adjustable Performance Plan awards	569

Restricted Cash Awards	167

Scaled Incentive Share Units	211

Incentive Share Units	85

Other cash awards	87

Total	2,219

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.5

Does not include the estimated unrecognized compensation expense relating to grants made in 2012 for 2011.

Fair value assumptions for share-based compensation
In estimating the fair value for shared-based compensation, where an observable independent quoted market price is not available, the fair value is calculated on the grant date based on valuation techniques and/or option-pricing models that most accurately reflect the substantive characteristics of the instrument being valued. The underlying assumptions used in the models are determined based on management’s assessment of the current market and historical information available as of the grant date that marketplace participants would likely use in determining an exchange price for the instruments.

The inputs for expected volatility used in estimating fair values were based upon the implied market volatility of traded options on Group shares, the historical volatility of the Group shares and other relevant factors that indicate how the future is expected to differ from the past. The expected dividend cash flows were based on a future dividend cash flow assumption which was based on market expectations. The expected risk-free interest rate was based on the current London Interbank Offered Rate (LIBOR) rate as of the grant date that corresponds with the expected term of the award. LIBOR rates were used as a proxy for risk-free interest rates because zero-coupon government issues do not exist in Switzerland. The expected term represents the period of time that the awards were expected to be outstanding and was generally based on the contractual term of each instrument.

The following table illustrates the significant assumptions used to estimate the fair value of Scaled Incentive Share Units (SISUs) and Incentive Share Units (ISUs) granted in 2010 and 2009, based on the annual deferred compensation process.

Significant fair value assumptions
in	2010		2009

	SISU	ISU	ISU

Significant fair value assumptions

Expected volatility, in %	33.42	33.52	62.97

Expected dividend cash flows, in CHF
2009	–	–	0.10

2010	1.45	1.45	0.60

2011	1.55	1.55	1.00

2012	1.65	1.65	–

2013	1.75	–	–

Expected risk-free interest rate, in %	1.26	1.00	1.24

Expected term, in years	4	3	3

Share awards
Share awards granted in January 2012 are similar to those granted in January 2011 and are awarded to all employees with total compensation above CHF/USD 250,000 or the local currency equivalent, and covered employees (employees whose activities are considered to have a potentially material impact on the Group’s risk profile) with the exception of all managing directors in Investment Banking and all directors in Investment Banking who are covered employees. The share awards, which have a three-year vesting period, replaced other plans introduced in prior years, including SISUs, ISUs and the Performance Incentive Plan (PIP), in an effort to align the interests of the Group’s employees with those of the Group’s shareholders and the performance of the Group. Each share award granted entitles the holder of the award to receive one Group share and does not contain a leverage component or a multiplier effect. The number of share awards was determined by dividing the deferred component of variable compensation being granted as shares by the average price of a Group share over the twelve business days ended January 18, 2012. One third of the share awards vests on each of the three anniversaries of the grant date. The value of these share awards is solely dependent on the Group share price at the time of delivery. Share awards granted in January 2011 have a four-year vesting period and vest one quarter on each of the four anniversaries of the grant date. Share awards include a two-year moratorium on early retirement, determined from the grant date.

The Group’s share awards include other awards, such as blocked shares, which were primarily used in previous years, and special awards, which may be granted to new employees. These awards entitle the holder to receive one Group share, subject to continued employment with the Group, contain restrictive covenants and cancellation provisions and generally vest between zero and five years.

On January 19, 2012, the Group granted 20.0 million share awards with a total value of CHF 438 million. The fair value of each share award was CHF 23.90, equivalent to the Group’s closing share price on the grant date. The estimated unrecognized compensation expense of CHF 464 million was determined based on the fair value of the award at the grant date, including the current estimate of future forfeitures, and will be recognized over the three-year vesting period, subject to early retirement rules. On January 20, 2011, the Group granted 34.5 million share awards with a total value of CHF 1,430 million. The fair value of each share award was CHF 42.51, equivalent to the Group’s closing share price on the grant date.

In order to comply with regulatory requirements, the Group awarded an alternative form of share awards as a component of unrestricted cash to senior employees in a number of EU countries. For 2011 and 2010, these employees received 50% of the amount they otherwise would have received in cash in the form of blocked shares. The shares remain blocked for a period of time, which ranges from six months to three years, depending on the location, after which they are no longer subject to restrictions. On January 19, 2012, the Group granted 0.5 million blocked shares for approximately CHF 11 million that vested immediately upon grant, have no future service requirements and were attributed to services performed in 2011. On January 20, 2011, the Group granted 0.8 million blocked share for approximately CHF 35 million.

Share award activities
in	2011		2010		2009

	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF

Share award

Balance at beginning of period	17.3	43.86	15.5	45.67	20.8	61.83

Granted	40.5	41.08	7.2	45.38	8.3	40.37

Settled	(7.6)	43.32	(5.0)	48.43	(12.8)	69.07

Forfeited	(2.1)	43.39	(0.4)	51.65	(0.8)	53.33

Balance at end of period	48.1	41.91	17.3	43.86	15.5	45.67

of which vested	1.8	–	1.3	–	1.2	–

of which unvested	46.3	–	16.0	–	14.3	–

Performance share awards
Members of the Executive Board, managing directors and all other covered employees received a portion of their deferred variable compensation in the form of performance share awards, which are subject to claw-back provisions. Performance share awards vest over three years, such that one third of the share awards vest on each of the three anniversaries of the date of the award. Each performance share award granted entitles the holder of the award to receive one Group share. Unlike the share awards, however, the unvested performance share awards are subject to a downward adjustment in the event of a divisional loss or a negative Group ROE. For employees in Investment Banking, Private Banking and Asset Management, the outstanding performance share awards are subject to a downward adjustment in the event of a loss in that division, unless there is a negative Group ROE, which would call for a downward adjustment that is greater than the divisional adjustment for the year, in which case the downward adjustment is based on the Group’s negative ROE. For employees in Shared Services and other support functions, the downward adjustment only applies in the event of a negative Group ROE and is not linked to the performance of the divisions. Performance share awards include a two-year moratorium on early retirement, determined from the grant date.

On January 19, 2012, the Group granted 23.5 million performance share awards with a total value of CHF 516 million. The fair value of each performance share award was CHF 23.90, equivalent to the Group’s closing share price on the grant date. The estimated unrecognized compensation expense of CHF 546 million was determined based on the fair value of the award as of the grant date, including the current estimated outcome of the relevant performance criteria and estimated future forfeitures, and will be recognized over the three-year vesting period, subject to early retirement rules.

2011 Partner Asset Facility
As part of the 2011 annual compensation process, the Group awarded a portion of their deferred variable compensation for senior employees in the form of 2011 Partner Asset Facility (PAF2) units. PAF2 units are essentially fixed income structured notes that are exposed to a portion of the credit risk that arises in the Group’s derivative activities, including both current and possible future swaps and other derivative transactions. The value of the award (for both the interest accrual and the final redemption) will be reduced if the amount of realized credit losses from a specific reference portfolio exceeds a pre-defined threshold. The Group will bear the first USD 500 million of such losses and the PAF2 holders will bear any losses in excess of USD 500 million, up to the full amount of the deferred compensation awarded. As a result, the PAF2 plan is a transfer of risk from the Group to employees.

Employees at the managing director and director levels, including certain members of the Executive Board, received PAF2 awards. The PAF2 awards will vest in the first quarter of 2012. The award holders are subject to non-compete and non-solicit provisions that result in the cancellation of the award upon voluntary termination of employment for three years from the grant date.

The PAF2 units have a stated maturity of four years, but may be extended to nine years at the election of either the Group or the holders acting collectively. This election will not be made later than the end of the third year following the grant date. PAF2 units are denominated in Swiss francs and US dollars. Holders will receive a semi-annual cash interest payment equivalent to an annual return of 5% (CHF-denominated awards) or 6.5% (USD-denominated awards) applied to the then current balance of the PAF2 units. At maturity, PAF2 holders will receive a final settlement in an amount equal to the original award value less any losses. The Group can settle the PAF2 units in cash or an equivalent value in shares at its discretion.

As the Basel III framework will require higher minimum capital standards, the Group included the share settlement feature in the PAF2 plan when it developed the plan towards the end of 2011, to provide for additional flexibility in our capital management. The Group discussed this new compensation plan with the Swiss Financial Markets Supervisory Authority (FINMA) as it was developed and certain amendments were made to the plan as a result of those discussions shortly before the plan was approved by the Compensation Committee in January 2012.

In January 2012, the Group awarded PAF2 units with a fair value of CHF 499 million. As of the grant date, March 1, 2012, the estimated unrecognized compensation expense was CHF 540 million, which will be recognized in the first quarter of 2012 as the awards will have fully vested as of March 31, 2012. Compensation expense will continue to be updated at each reporting period date to reflect any change in the underlying fair value of the PAF2 awards until the awards are finally settled.

Adjustable Performance Plan awards
The Adjustable Performance Plan is a deferred, cash-based plan for the Executive Board, managing directors and directors. The Group introduced and granted Adjustable Performance Plan awards as part of deferred compensation for 2009 (2009 Adjustable Performance Plan). The Group continued to grant Adjustable Performance Plan awards as part of deferred compensation for 2010 (2010 Adjustable Performance Plan) and amended and simplified certain features in the 2010 Adjustable Performance Plan.

The 2009 Adjustable Performance Plan awards are subject to a three-year, pro-rata vesting schedule. The final value of the Adjustable Performance Plan awards paid out to individual employees may be adjusted positively or negatively from the initial amount awarded on the grant date, depending on the financial performance of the specific business areas and the Group ROE, and the value paid out each year for vested awards will reflect these adjustments as described below.

For revenue-generating employees in the divisions, outstanding Adjustable Performance Plan awards can be adjusted positively or negatively depending on the financial performance of the specific business areas in which the employees work. The adjustments are determined on an annual basis by calculating the profit or loss before variable compensation expense and taxes (adjusted profit or adjusted loss) of the business area in which the employee worked at the time of grant and in consideration of the Group ROE. In the case of a business area adjusted profit and a positive Group ROE for the year, all outstanding Adjustable Performance Plan awards will be positively adjusted using the Group ROE percentage for that year as a multiplier. In the case of a business area adjusted profit but a negative Group ROE for the year, there will be no adjustment to all outstanding Adjustable Performance Plan awards. In the case of a business area adjusted loss during any of the three years in the vesting period, a negative adjustment will be applied to all outstanding Adjustable Performance Plan awards in the year of loss, irrespective of the Group ROE.

For employees in Shared Services and other support functions, as well as for all Executive Board members, all outstanding Adjustable Performance Plan awards are linked to the Group’s adjusted profit or loss and the Group ROE, but are not dependent upon the adjusted profit or loss of the business areas that they support. Only an adjusted loss of the Group will trigger a negative adjustment of all outstanding Adjustable Performance Plan awards. This link to Group performance is intended to ensure that the compensation of employees in support functions is not directly linked to the performance of the businesses they support.

The 2010 Adjustable Performance Plan awards are similar to the 2009 Adjustable Performance Plan awards, except the pro rata vesting will occur over a four-year period and the outstanding 2010 Adjustable Performance Plan awards will be subject to annual adjustments, increasing or decreasing the outstanding balances by a percentage equal to the Group ROE, unless the division that granted the awards incurs a pre-tax loss. In this case, outstanding awards in that division will be subject to a negative adjustment of 15% for every CHF 1 billion of loss, unless a negative Group ROE applies for that year and is greater than the divisional adjustment.

On January 20, 2011 and January 21, 2010, the Group granted Adjustable Performance Plan awards with a total value of CHF 1,102 million and CHF 1,187 million, respectively.
Restricted Cash Award
The cash component of variable compensation is generally free from conditions. However, managing directors in Investment Banking received the cash component of variable compensation for in 2010 in the form of a Restricted Cash Award with ratable vesting over a two-year period and other restrictive covenants and provisions. Restricted Cash Awards were paid in the first quarter of 2011 and must be repaid by the employee, either in part or in full, if a claw-back event such as voluntary termination of employment or termination for cause occurs during the vesting period.

On January 20, 2011, the Group granted Restricted Cash Awards with a total value of CHF 465 million.
Scaled Incentive Share Unit
The SISU plan is a share-based, long-term incentive plan for managing directors and directors. SISUs were granted in January 2010 as part of the 2009 deferred compensation. SISUs are similar to ISUs (refer to Incentive Share Unit below) except with four-year vesting, subject to early retirement rules, and the leverage component contains an additional performance condition which could increase or decrease the number of any additional shares. The base component of the SISUs awarded on the grant date will vest equally over the four-year vesting period whereas the leverage component will only vest on the fourth anniversary of the grant date. The new performance condition links the final delivery of additional shares to the Group average ROE and if the Group average ROE over the four-year period is higher than a pre-set target established as of the grant date, the number of additional shares calculated by reference to the average Group share price increase will be adjusted positively, and if it is below the target, the number of additional shares will be adjusted negatively, but not below zero. The final number of additional shares to be delivered at the end of the four-year period is therefore determined first on the basis of the Group share price development (share price multiplier) and then on the basis of the Group average ROE development (ROE multiplier). Group shares are delivered shortly after the SISU base component and SISU leverage component vest. SISUs include a two-year moratorium on early retirement, determined from the grant date.

On January 21, 2010, the Group granted 21.1 million SISUs. The fair value of the 2010 SISU base unit was CHF 50.30 and the fair value of the 2010 SISU leverage units was CHF 13.44. For the SISUs granted in January 2010, the number of additional shares per SISU was capped at a maximum of three times the grant date value, with a delivery of no more than three shares, prior to the application of the scaling factor, which can be as high as up to 2.5.

Scaled Incentive Share Unit activities
in	2011	2010

Number of awards (million)

Balance at beginning of period	20.4	–

Granted	–	21.1

Settled	(5.1)	(0.2)

Forfeited	(0.6)	(0.5)

Balance at end of period	14.7	20.4

of which vested	1.0	0.2

of which unvested	13.7	20.2

Incentive Share Unit
ISUs were the main form of share-based deferred compensation for all employees from 2006 to 2009. For 2009, ISUs were used for the deferred compensation awards granted to employees up to and including vice presidents. An ISU is similar to a share, but offers additional upside depending on the development of the Group share price, compared to predefined targets set on the grant date. For each ISU granted, the employee will receive at least one Group share (ISU base unit) over a three-year vesting period and could receive additional shares (ISU leverage unit) at the end of the three-year vesting period. The number of ISU leverage units to be converted to additional shares is calculated by multiplying the total number of ISU base units granted, less forfeitures, by a share price multiplier. The share price multiplier is determined based on the actual increase in the weighted-average monthly share price during the contractual term of the award versus the share price at grant date. One third of the ISU base units vests at the first anniversary of the grant date, one third at the second anniversary of the grant date and one third at the third anniversary. The ISU leverage units vest only on the third anniversary of the grant date. Group shares are delivered shortly after the ISU base units and the ISU leverage units vest. ISUs include a two-year moratorium on early retirement, determined from the grant date.

On January 21, 2010 and January 21, 2009, the Group granted 6.0 million and 26.1 million ISUs, respectively. The fair value of the 2010 and 2009 ISU base units were CHF 50.30 and CHF 23.70, respectively, and the fair value of the 2010 and 2009 ISU leverage units were CHF 13.45 and CHF 6.98, respectively. For the ISUs granted in January 2010 and 2009, the number of additional shares per ISU was capped at a maximum of three times the grant value, with a delivery of no more than five shares.

The ISU leverage units granted in 2007 were settled in the first quarter of 2011 and did not have a value at settlement as the Group share price performance was below the minimum predefined target of CHF 58.45.

Incentive Share Unit activities
in	2011	2010	2009

Number of awards (million)

Balance at beginning of period	37.7	41.5	59.8

Granted [1]	–	6.0	26.4

Settled	(23.3)	(8.4)	(43.6)

Forfeited	(1.1)	(1.4)	(1.1)

Balance at end of period	13.3	37.7	41.5

of which vested	1.4	3.9	2.7

of which unvested	11.9	33.8	38.8

1 Includes ISUs granted in January and through out the year.

Cash Retention Awards
For 2008, managing directors across all divisions, all directors in Investment Banking and, to the extent the cash component of compensation exceeded CHF 300,000, directors in Private Banking, Asset Management and Shared Services received deferred compensation in the form of Cash Retention Awards (CRA). These CRA payments, which were made in the first quarter of 2009, were subject to vesting ratably over a two-year period and other conditions, and any unvested CRA would have had to be repaid if a claw-back event, such as voluntary termination of employment, occurs. These awards were fully vested in January 2011.

Performance Incentive Plan
As part of its annual deferred compensation process for 2004 and 2005, the Group granted PIP units during 2005 (PIP I) and 2006 (PIP II), respectively. PIP units were long-term retention incentive awards requiring continued employment with the Group, subject to restrictive covenants and cancellation provisions, and vested evenly over a five-year period. Each PIP unit settled for a specified number of Group shares subsequent to the fifth anniversary of the grant date based on the achievement of: (i) earnings performance as compared to predefined targets (performance conditions); and (ii) Group share price performance compared to predefined targets and relative to peers (market conditions). The performance conditions determined the multiplier used to convert the initial PIP units into the final number of PIP units. The market conditions determined the number of Group shares that each final PIP unit converted into at settlement.

The PIP I units granted in 2005 were settled in April 2010 in accordance with the terms and conditions of the plan and each outstanding PIP I unit settled for approximately 4.8 Group shares. The PIP II units granted in 2006 were settled in March 2011 and each outstanding PIP unit had no value at settlement as the Group share price performance was below the minimum predefined target of CHF 47.

Performance Incentive Plan activities
in	2011	2010		2009

	PIP II	PIP II	PIP I	PIP II	PIP I

Number of awards (million)

Balance at beginning of period	6.1	6.2	11.9	6.4	12.2

Settled	(6.1)	0.0	(11.7)	0.0	0.0

Forfeited	0.0	(0.1)	(0.2)	(0.2)	(0.3)

Balance at end of period	0.0	6.1	0.0	6.2	11.9

of which vested	–	5.3	0.0	4.5	10.2

of which unvested	–	0.8	0.0	1.7	1.7

2008 Partner Asset Facility
As part of the 2008 annual compensation process, the Group granted employees in Investment Banking with a corporate title of managing director or director the majority of the deferred compensation in the form of 2008 Partner Asset Facility (PAF) awards, denominated in US dollars. The PAF awards are indexed to, and represent a first-loss interest in, a specified pool of illiquid assets (Asset Pool) that originated in Investment Banking.

The notional value of the Asset Pool was based on the fair market value of the assets within the Asset Pool on December 31, 2008, and those assets will remain static throughout the contractual term of the award or until liquidated. The PAF holders will participate in the potential gains on the Asset Pool if the assets within the pool are liquidated at prices above the initial fair market value. If the assets within the Asset Pool are liquidated at prices below the initial fair market value, the PAF holders will bear the first loss on the Asset Pool. As a result, a significant portion of risk positions associated with the Asset Pool has been transferred to the employees and removed from the Group’s risk-weighted assets, resulting in a reduction in capital usage.

The PAF awards, which have a contractual term of eight years, are fully vested. 66.7% of the PAF awards were fully vested upon grant and attributed to services performed in 2008 and 33.3% of the PAF awards vested over the first three months of 2009. All PAF awards remain subject to non-compete/non-solicit provisions that expire in respect of one third of the awards on each of the three anniversaries of the grant date. Each PAF holder will receive a semi-annual cash interest payment of LIBOR plus 250 basis points applied to the notional value of the PAF award granted throughout the contractual term of the award. Beginning in the fifth year after the grant date, the PAF holders will receive an annual cash payment equal to 20% of the notional value of the PAF awards if the fair market value of the Asset Pool in that year has not declined below the initial fair market value of the Asset Pool. In the final year of the contractual term, the PAF holders will receive a final settlement in cash equal to the notional value, less all previous cash payments made to the PAF holder, plus any related gains or less any related losses on the liquidation of the Asset Pool.

On January 21, 2009, the Group granted PAF awards to employees with a total notional value of CHF 686 million. Compensation expense will be updated at each reporting period date to reflect any change in the underlying fair value of the PAF awards until the awards are finally settled.

Effective December 31, 2011, existing PAF holders were given a voluntary election to make a value-for-value exchange of their existing PAF awards for a new PAF award linked to an expanded portfolio of reference assets. As of the date of the election, approximately 35% of employees holding PAF awards elected to exchange their existing PAF award for the new PAF awards. There was no impact on compensation expense for 2011.

Other cash awards
Other cash awards consist of voluntary deferred compensation, proprietary trading and employee investment plans. The compensation expense related to these awards was primarily driven by mark to market and performance adjustments, as the majority of the awards are fully vested.

Share options
Options were a substantial component of the Group’s share-based program prior to 2004. The Group discontinued the practice of issuing options and all of the original grants have vested. Share options were granted with an exercise price equal to the market price of Group shares on the grant date and expire after ten years.

There were no options granted during 2011, 2010 and 2009. As of December 31, 2011, there was no aggregate intrinsic value of options outstanding or exercisable and the weighted-average remaining contractual term was 0.6 years. As of the exercise date, the total intrinsic value of options exercised during 2011, 2010 and 2009 was CHF 1 million, CHF 8 million and CHF 10 million, respectively. Cash received from option exercises during 2011, 2010 and 2009 was CHF 2 million, CHF 32 million and CHF 30 million, respectively. In January 2012, 8.7 million options expired.

Share option activities
in	2011		2010		2009

	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF

Share options

Balance at beginning of period	29.8	64.58	34.9	63.49	39.0	62.19

Exercised	(0.1)	31.78	(0.8)	40.12	(0.7)	40.80

Settled	0.0	0.00	0.0	0.00	(0.3)	68.36

Forfeited	0.0	0.00	0.0	0.00	0.0	70.95

Expired	(12.8)	82.61	(4.3)	60.37	(3.1)	52.05

Balance at end of period	16.9	51.00	29.8	64.58	34.9	63.49

of which exercisable at end of period	16.9	51.00	29.8	64.58	34.8	63.49

Delivered shares
In the past, the Group typically met its obligations to deliver share awards under its compensation programs by purchasing treasury shares in the market and by entering into third-party hedge instruments. During 2011, the Group decided to settle outstanding share-based compensation awards in 2011 and 2012 primarily through the issuance of shares from conditional capital.

Bank
Employee deferred compensation

Deferred compensation for employees
> Refer to “Note 27 – Employee deferred compensation” in V – Consolidated financial statements – Credit Suisse Group for further information.
The following tables show the compensation expense for deferred compensation awards granted in 2011 and prior years that was recognized in the consolidated statements of operations during 2011, 2010, and 2009, the total shares delivered, the estimated unrecognized compensation expense for deferred compensation awards granted in 2011 and prior years outstanding as of December 31, 2011 and the remaining requisite service period over which the estimated unrecognized compensation expense will be recognized.

Deferred compensation expense
in	2011	2010	2009

Deferred compensation expense (CHF million)

Share awards	758	293	330

Adjustable Performance Plan awards	1,086	948	–

Restricted Cash Awards	252	–	–

Scaled Incentive Share Units	404	552	–

Incentive Share Units	172	713	1,498

Cash Retention Awards	0	574	819

Performance Incentive Plans (PIP I and PIP II) [1]	0	(2)	18

2008 Partner Asset Facility awards [2]	3	45	628

Other cash awards	325	410	420

Total deferred compensation expense	3,000	3,533	3,713

Total shares delivered (million)

Total shares delivered	23.6	46.7	38.1

1 Includes claw backs. 2 Represents the change in the underlying fair value of the indexed assets during the period. 2009 also included the vesting of the remaining 33.3% in the first quarter.

Additional information
end of	2011

Estimated unrecognized compensation expense (CHF million)

Share awards	1,089

Adjustable Performance Plan awards	559

Restricted cash awards	167

Scaled Incentive Share Units	208

Incentive Share Units	85

Other cash awards	77

Total	2,185

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.5

Does not include the estimated unrecognized compensation expense relating to grants made in 2012 for 2011.

Fair value assumptions for share-based compensation
The following table illustrates the significant assumptions used to estimate the fair value of Scaled Incentive Share Units (SISUs) and Incentive Share Units (ISUs) granted in 2010 and 2009, based on the annual deferred compensation process.

Significant fair value assumptions
	2010		2009

	SISU	ISU	ISU

Significant fair value assumptions

Expected volatility, in %	33.42	33.52	62.97

Expected dividend cash flows, in CHF
2009	–	–	0.10

2010	1.45	1.45	0.60

2011	1.55	1.55	1.00

2012	1.65	1.65	–

2013	1.75	–	–

Expected risk-free interest rate, in %	1.26	1.00	1.24

Expected term, in years	4	3	3

Share awards
On January 19, 2012, the Bank granted 19.7 million share awards with a total value of CHF 432 million. The estimated unrecognized compensation expense of CHF 457 million was determined based on the fair value of the award as of the grant date, including the current estimate of future forfeitures, and will be recognized over the three-year vesting period, subject to early retirement rules. On January 20, 2011, the Bank granted 34.0 million share awards with a total value of CHF 1,408 million.

On January 19, 2012, the Bank granted 0.4 million blocked shares for approximately CHF 9 million that vested immediately upon grant, have no future service requirements and were attributed to services performed in 2011. On January 20, 2011, the Bank granted 0.7 million blocked shares for approximately CHF 30 million.

Performance share awards
On January 19, 2012, the Bank granted 23.2 million performance share awards with a total value of CHF 509 million. The fair value of each share award was CHF 23.90, equivalent to the Group’s closing share price on the grant date. The estimated unrecognized compensation expense of CHF 539 million was determined based on the fair value of the award as of the grant date, including the current estimated outcome of the relevant performance criteria and estimated future forfeitures, and will be recognized over the three-year vesting period, subject to early retirement rules.

Share award activities
	2011		2010		2009

	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF

Share award activities

Balance at beginning of period	17.3	43.86	15.5	45.67	20.5	58.90

Granted	39.8	41.03	7.1	45.30	8.1	40.35

Settled	(7.4)	43.39	(4.9)	48.39	(12.5)	69.36

Forfeited	(2.1)	43.39	(0.4)	51.65	(0.6)	53.33

Balance at end of period	47.6	41.91	17.3	43.86	15.5	45.67

of which vested	1.8		1.3	–	1.2	–

of which unvested	45.8		16.0	–	14.3	–

2011 Partner Asset Facility
In January 2012, the Bank awarded 2011 Partner Asset Facility (PAF2) units with a total value of CHF 497 million. As of the grant date, March 1, 2012, the estimated unrecognized expense was CHF 538 million, which will be recognized in the first quarter of 2012 as the awards will have fully vested as of March 31, 2012. Compensation expense will continue to be updated at each reporting period date to reflect any change in the underlying fair value of the PAF2 awards until the awards are finally settled.

Adjustable Performance Plan Awards
On January 20, 2011 and January 21, 2010, the Bank granted Adjustable Performance Plan awards with a total value of CHF 1,099 million and CHF 1,186 million, respectively.
Restricted Cash Award
On January 20, 2011, the Bank granted Restricted Cash Awards with a total value of CHF 465 million.
Scaled Incentive Share Unit
On January 21, 2010, the Bank granted 20.7 million SISUs.
Scaled Incentive Share Unit activities
	2011	2010

Number of awards (million)

Balance at beginning of period	20.0	–

Granted	–	20.7

Settled	(5.0)	(0.2)

Forfeited	(0.6)	(0.5)

Balance at end of period	14.4	20.0

of which vested	1.0	0.2

of which unvested	13.4	19.8

Incentive Share Unit
On January 21, 2010 and January 21, 2009, the Bank granted 6.0 million and 25.9 million ISUs, respectively.
The ISU leverage units granted in 2007 were settled in the first quarter of 2011 and did not have a value at settlement as the Group share price performance was below the minimum predefined target of CHF 58.45.

Incentive Share Unit activities
	2011	2010	2009

Number of awards (million)

Balance at beginning of period	37.2	40.2	59.3

Granted [1]	–	6.0	25.9

Settled	(23.0)	(8.2)	(42.8)

Forfeited	(1.0)	(0.8)	(2.2)

Balance at end of period	13.2	37.2	40.2

of which vested	1.4	3.9	2.7

of which unvested	11.8	33.3	37.5

1 Includes ISUs granted in January and through out the year.

Performance Incentive Plan
The Performance Incentive Plan (PIP) I units granted in 2005 were settled in April 2010 in accordance with the terms and conditions of the plan and each outstanding PIP I unit settled for approximately 4.8 Group shares. The PIP II units granted in 2006 were settled in March 2011 and each outstanding PIP unit had no value at settlement as the Group share price performance was below the minimum predefined target of CHF 47.

Performance Incentive Plan activities
	2011	2010		2009

	PIP II	PIP II	PIP I	PIP II	PIP I

Number of awards (million)

Balance at beginning of period	6.0	6.1	11.8	6.1	11.8

Settled	(6.0)	0.0	(11.6)	0.0	0.0

Forfeited	0.0	(0.1)	(0.2)	0.0	0.0

Balance at end of period	0.0	6.0	0.0	6.1	11.8

of which vested	–	5.2	–	4.3	10.1

of which unvested	–	0.8	–	1.8	1.7

2008 Partner Asset Facility
On January 21, 2009, the Bank granted Partner Asset Facility awards to employees with a total notional value of CHF 676 million.
Share options
There were no options granted during 2011, 2010 and 2009. As of December 31, 2011, there was no aggregate intrinsic value of options outstanding or exercisable and the weighted-average remaining contractual term was 0.6 year. As of the exercise date, the total intrinsic value of options exercised during 2011, 2010 and 2009 was CHF 1 million, CHF 8 million and CHF 9 million, respectively. Cash received from option exercises during 2011, 2010 and 2009 was CHF 2 million, CHF 32 million and CHF 27 million, respectively. During January 2012, 8.5 million options expired.

Share option activities
	2011		2010		2009

	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF

Share options

Balance at beginning of period	28.3	63.94	32.8	62.68	36.6	61.41

Exercised	(0.1)	31.74	(0.8)	40.12	(0.7)	41.60

Settled	0.0	0.0	0.0	0.0	(0.1)	62.05

Expired	(11.7)	82.41	(3.7)	57.98	(3.0)	51.89

Balance at end of period	16.5	50.99	28.3	63.94	32.8	62.68

Exercisable at end of period	16.5	50.99	28.3	63.94	32.8	62.68

Related parties	12 Months Ended
Dec. 31, 2011
Related parties

Executive Board and Board of Directors Compensation
> Refer to “Note 3 – Compensation to members of the Executive Board and the Board of Directors” in VI – Parent company financial statements – Credit Suisse Group for information on compensation to members of the Executive Board and the Board of Directors.

Executive Board and Board of Directors loans
in	2011		2010		2009

Loans to members of the Executive Board (CHF million)

Balance at beginning of period	18	[1]	19		24

Additions	5		5		4

Reductions	(1)		(6)		(9)

Balance at end of period	22	[1]	18		19

Loans to members of the Board of Directors (CHF million)

Balance at beginning of period	35	[2]	25		24

Additions	2		14		11

Reductions	(3)		(4)		(10)

Balance at end of period	34	[2]	35	[2]	25

1 The number of individuals with outstanding loans at the beginning and end of the year was six. 2 The number of individuals with outstanding loans at the beginning and end of the year was eight and seven, respectively.

A large majority of loans outstanding to members of the Executive Board and the Board of Directors (Board) are mortgages or loans against securities. Such loans are made to Executive Board and Board of Directors members on the same terms available to third-party clients or, in the case of loans to members of the Executive Board, pursuant to widely available employee benefit plans. The highest loan outstanding was CHF 11 million to Executive Board member Walter Berchtold.

All mortgage loans to members of the Executive Board are granted either with variable or fixed interest rates over a certain period. Typically, fixed-rate mortgages are granted for periods of up to ten years. Interest rates applied are based on refinancing costs plus a margin and interest rates and other terms are consistent with those applicable to other employees. Loans against securities are granted at interest rates and on terms applicable to such loans granted to other employees. When granting a loan to these individuals, the same credit approval and risk assessment procedures apply as for loans to other employees.

Members of the Board of Directors with loans do not benefit from employee conditions, but are subject to conditions applied to clients with a comparable credit standing. Members of the Board of Directors who were previously employees of the Group may still have outstanding loans, which were extended to them at the time that employee conditions applied to them. In addition to the loans listed above, the Group or any of its banking subsidiaries may enter into financing and other banking agreements with companies in which current members of the Board of Directors have a significant influence as defined by the SEC.

As of December 31, 2011 and 2010, there was no exposure to such related parties. As of December 31, 2009, the total exposure to such related parties amounted to CHF 50,000, including all advances and contingent liabilities. The highest exposure to such related parties for any of the years in the three-year period ended December 31, 2011 did not exceed CHF 10 million in aggregate.

In February 2011, the Group entered into definitive agreements with affiliates of Qatar Investment Authority (QIA) and The Olayan Group, which have significant holdings of Group shares, to issue Tier 1 Buffer Capital Notes for cash or in exchange for tier 1 capital notes issued in 2008. The Group determined that this was a material transaction and deemed QIA and The Olayan Group to be related parties of Jassim bin Hamad J.J. Al Thani and Aziz R.D. Syriani, respectively, for purposes of evaluating the terms and corporate governance of the transaction. The Group and the Board of Directors (except for Jassim bin Hamad J.J. Al Thani and Aziz R.D. Syriani, who recused themselves) determined that the terms of the transaction, given its size, the nature of the contingent buffer capital, for which there was no established market, and the terms of the tier 1 capital notes issued in 2008 and held by QIA and The Olayan Group, were fair.

The Group, together with its subsidiaries, is a global financial services provider and has major corporate banking operations in Switzerland. The Group, therefore, typically has relationships with many large companies including those in which its Board of Directors members assume management functions or board member responsibilities. Except for the deemed related party transaction with QIA and The Olayan Group and the related party loans as of December 31, 2011, 2010 and 2009 described above, all relationships between the Group or its banking subsidiaries and members of the Board of Directors and their affiliated companies or related parties are in the ordinary course of business and at arm’s length.

Liabilities due to own pension funds
Liabilities due to the Group’s own pension funds as of December 31, 2011 and 2010 of CHF 2,424 million and CHF 1,734 million, respectively, are reflected in various liability accounts in the Group’s consolidated balance sheets. In December 2011, the Group’s Swiss pension fund invested CHF 350 million into mandatory convertible securities (MCS) issued by Credit Suisse Group Finance (Guernsey) Limited, an unconsolidated SPE wholly owned by the Group. The MSC contain a 2% coupon and will mandatorily convert into 16.5 million Group shares at its date of maturity, December 2012. In December 2011, the Group issued to Credit Suisse Group Finance (Guernsey) Limited the required number of shares to be delivered to the Swiss pension fund at the conversion date. In addition, other unconsolidated SPEs wholly owned by the Group had liabilities of CHF 23 million as of December 31, 2011 to the pension funds of the Group.

Loans outstanding made by the Group or any subsidiaries to equity method investees
in	2011	2010	2009

Loans outstanding made by the Group or any subsidiaries to equity method investees (CHF million)

Balance at beginning of period	45	83	575

Net borrowings/(repayments)	(32)	(38)	(492)

Balance at end of period	13	45	83

Bank
Related parties

The Group owns all of the Bank’s outstanding voting registered shares. The Bank is involved in significant financing and other transactions with subsidiaries and affiliates of the Group. The Bank generally enters into these transactions in the ordinary course of business and believes that these transactions are generally on market terms that could be obtained from unrelated third parties.

> Refer to “Note 28 – Related parties” in V – Consolidated financial statements – Credit Suisse Group for further information.
Related party assets and liabilities
end of	2011	2010

Assets (CHF million)

Cash and due from banks	2,466	533

Interest-bearing deposits with banks	3,440	3,035

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	541

Trading assets	320	185

Net loans	8,000	9,339

Other assets	80	100

Total assets	14,306	13,733

Liabilities (CHF million)

Due to banks/customer deposits	12,895	12,135

Trading liabilities	90	93

Long-term debt	7,241	7,906

Other liabilities	386	430

Total liabilities	20,612	20,564

Related party revenues and expenses
in	2011	2010	2009

Revenues (CHF million)

Interest and dividend income	70	86	120

Interest expense	(274)	(317)	(514)

Net interest income	(204)	(231)	(394)

Commissions and fees	(15)	(33)	(42)

Other revenues	326	330	248

Total non-interest revenues	311	297	206

Net revenues	107	66	(188)

Expenses (CHF million)

Total operating expenses	(299)	(389)	(101)

Related party guarantees
end of	2011	2010

Guarantees (CHF million)

Credit guarantees and similar instruments	62	16

Performance guarantees and similar instruments	12	0

Derivatives	66	29

Other guarantees	239	220

Total guarantees	379	265

Loans to members of the Executive Board and the Board of Directors
in	2011		2010	2009

Loans to members of the Executive Board (CHF million)

Balance at beginning of period	18	[1]	19	24

Additions	5		5	4

Reductions	(1)		(6)	(9)

Balance at end of period	22	[1]	18	19

Loans to members of the Boad of Directors (CHF million)

Balance at beginning of period	34	[2]	24	14

Additions	2		14	11

Reductions	(3)		(4)	(1)

Balance at end of period	33	[2]	34	24

1 The number of individuals with outstanding loans at the beginning and end of the year was six. 2 The number of individuals with outstanding loans at the beginning and end of the year was seven and six, respectively.

Liabilities due to own pension funds
Liabilities due to the Bank’s own pension funds as of December 31, 2011 and 2010 of CHF 1,897 million and CHF 1,308 million, respectively, were reflected in various liability accounts in the Bank’s consolidated balance sheets.

Pension and other post-retirement benefits	12 Months Ended
Dec. 31, 2011
Pension and other post-retirement benefits

Pension plans
The Group has defined benefit pension plans, defined contribution pension plans and other post-retirement defined benefit plans. The Group’s principal plans are located in Switzerland, the US and the UK.

Defined benefit pension plans are pension plans that define specific benefits for an employee upon that employee’s retirement. These benefits are determined by taking into account the employee’s salary, years of service and age of retirement. A defined benefit pension plan does not provide participants with an individual account and generally pay the benefits as an annuity. Retirees neither bear the actuarial risk (that is, the risk that the PBO will be higher than expected and/or that the retiree may outlive their retirement income), or bear the investment risk (that is, that assets invested and associated returns will be insufficient to meet the expected benefits due to low or negative returns on contributions).

Defined contribution plans provide each participant with an individual account. The benefits to be provided to a participant are solely based on the contributions made to that employee’s account and are affected by income, expenses and gains and losses allocated to the account. As such, there are no stipulations of a defined annuity benefit at retirement and the participants bear the full actuarial as well as investment risk. In Switzerland, due to a minimum guaranteed rate of return defined by law, the employer continues to bear a financial risk and as a result such plans are treated as defined benefit plans under US GAAP.

Swiss pension plans
The Group’s Swiss pension plans cover its employees in Switzerland and are set up as trusts domiciled in Zurich. On January 1, 2010, in addition to the annuity section (defined benefit), a new savings section (defined contribution) was introduced in the Swiss main plan and a partial changeover from the annuity section to the savings section has been processed. Furthermore, on December 20, 2011, the Group announced the complete changeover to the savings section of the plan, effective as of January 1, 2013. For accounting purposes, both the annuity section and the savings section of the Swiss pension plan are treated as defined benefit plans under US GAAP. The plan provides benefits in the event of retirement, death and disability and meets or exceeds the minimum benefits required under Swiss law. As of December 31, 2011 and 2010, the Group’s pension plan in Switzerland comprised 81% and 82%, respectively, of all the Group’s employees participating in defined benefit plans and 84% and 86%, respectively, of the fair value of plan assets and 83% and 85%, respectively, of the pension benefit obligation of the Group’s defined benefit plans.

In the annuity section of the plan, employee contributions are calculated as a percentage of the employees’ salary level varying between 9.0% and 12.5% depending on the employees’ age and funding level. The Group’s contributions are at least 200% of the employees’ contributions for the Group’s main pension plan.

In the savings section of the plan, employee contributions depend on their age and are determined as a percentage of the pensionable salary. The employees can select between three different levels of contributions which vary between 5% and 14% depending on their age. The Group’s contribution varies between 7.5% and 25% of the pensionable salary depending on the employees’ age.

International pension plans
Various pension plans, including both defined benefit and defined contribution pension plans, cover the Group’s employees in non-Swiss locations. These plans provide benefits in the event of retirement, death, disability or employment termination. Retirement benefits under the plans depend on age, contributions and salary. The Group’s funding policy with respect to these plans is consistent with local government and tax requirements. The assumptions used are based on local economic conditions.

Other post-retirement defined benefit plans
In the US, the Group’s plans provide post-retirement benefits other than pension benefits that primarily focus on health and welfare benefits for certain retired employees. In exchange for the current services provided by the employee, the Group promises to provide health and welfare benefits after the employee retires. The Group’s obligation for that compensation is incurred as employees render the services necessary to earn their post-retirement benefits.

Pension costs
The net periodic pension cost for defined benefit pension and other post-retirement defined benefit plans is the cost of the respective plan for a period during which an employee renders services. The actual amount to be recognized is determined using an actuarial formula which considers, among other factors, current service cost, interest cost, expected return on plan assets and the amortization of both prior service cost/(credit) and actuarial losses/(gains) recognized in AOCI.

Components of total pension costs
	Defined benefit pension plans						Other post- retirement defined benefit plans

	Switzerland			International			International

in	2011	2010	2009	2011	2010	2009	2011	2010	2009

Total pension costs (CHF million)

Service costs on benefit obligation	319	269	217	33	30	33	–	1	1

Interest costs on benefit obligation	416	453	471	123	134	129	7	9	9

Expected return on plan assets	(668)	(637)	(610)	(160)	(163)	(166)	–	–	–

Amortization of recognized prior service cost/(credit)	17	17	35	–	1	1	(2)	(2)	(2)

Amortization of recognized actuarial losses/(gains)	84	86	6	51	36	17	9	6	8

Net periodic pension costs	168	188	119	47	38	14	14	14	16

Settlement losses/(gains)	–	1	6	–	(2)	1	–	–	–

Curtailment losses/(gains)	1	–	–	–	–	(2)	–	–	–

Special termination benefits	10	2	7	–	–	–	–	–	–

Total pension costs	179	191	132	47	36	13	14	14	16

Total pension costs reflected in compensation and benefits – other for 2011, 2010 and 2009 were CHF 240 million, CHF 241 million and CHF 161 million, respectively.
In the second quarter of 2011, as part of its strategic plan, the Group started implementing a number of cost-efficiency measures including headcount reduction. This resulted in a curtailment loss of CHF 1 million, reflecting the immediate recognition of the prior service cost relating to the years of service no longer expected to be rendered, and in special termination benefit costs of CHF 10 million relating to early retirements in Switzerland. The previous headcount reduction announced in December 2008, resulted in special termination benefits of CHF 2 million and CHF 7 million in 2010 and 2009, respectively, related to the Swiss pension plans and settlement payments of CHF 1 million and CHF 7 million in 2010 and 2009, respectively, in connection with our Swiss and US pension plans. The discontinuance of a Japanese plan in 2009 resulted in a curtailment gain of CHF 2 million in 2009 due to the reduction in the benefit obligation and a gain of CHF 2 million in 2010 from the related settlement of the obligation.

Benefit obligation
The benefit obligation is expressed as either accumulated benefit obligation (ABO) or PBO. While the ABO refers to the actuarial present value based on employee services rendered prior to that date and takes into account current and past compensation levels, the PBO also applies an assumption as to future compensation levels.

The following table shows the changes in the PBO, the fair value of plan assets and the amounts recognized in the consolidated balance sheets for the defined benefit pension and other post-retirement defined benefit plans as well as the ABO for the defined benefit pension plans.

Obligations and funded status of the plans
	Defined benefit pension plans				Other post- retirement defined benefit plans

	Switzerland		International		International

in / end of	2011	2010	2011	2010	2011	2010

PBO (CHF million) [1]

Beginning of the measurement period	13,813	13,324	2,373	2,299	160	141

Plan participant contributions	240	250	–	–	–	–

Service cost	319	269	33	30	–	1

Interest cost	416	453	123	134	7	9

Plan amendments	(483)	–	(2)	–	–	–

Settlements	–	(6)	(1)	(3)	–	–

Curtailments	(51)	(1)	1	–	–	–

Special termination benefits	10	2	4	3	–	–

Actuarial losses/(gains)	302	(3)	199	220	15	31

Plans added	–	–	–	9	–	–

Benefit payments	(622)	(475)	(56)	(52)	(8)	(8)

Exchange rate losses/(gains)	–	–	1	(267)	–	(14)

End of the measurement period	13,944	13,813	2,675	2,373	174	160

Fair value of plan assets (CHF million)

Beginning of the measurement period	13,428	12,594	2,121	2,036	–	–

Actual return on plan assets	(121)	377	485	218	–	–

Employer contributions	679	688	33	172	8	8

Plan participant contributions	240	250	–	–	–	–

Settlements	–	(6)	(1)	(3)	–	–

Benefit payments	(622)	(475)	(56)	(52)	(8)	(8)

Exchange rate gains/(losses)	–	–	4	(250)	–	–

End of the measurement period	13,604	13,428	2,586	2,121	–	–

Funded status recognized (CHF million)

Funded status of the plan – overfunded/(underfunded)	(340)	(385)	(89)	(252)	(174)	(160)

Total funded status recognized in the consolidated balance sheet at December 31	(340)	(385)	(89)	(252)	(174)	(160)

Total amount recognized (CHF million)

Noncurrent assets	0	17	498	166	–	–

Current liabilities	–	–	(8)	(13)	(8)	(8)

Noncurrent liabilities	(340)	(402)	(579)	(405)	(166)	(152)

Total amount recognized in the consolidated balance sheet at December 31	(340)	(385)	(89)	(252)	(174)	(160)

ABO (CHF million) [2]

End of the measurement period	13,467	12,847	2,584	2,287	–	–

1 Including estimated future salary increases. 2 Exclusive of estimated future salary increases.

US GAAP requires an employer to recognize the funded status of the defined benefit pension and other post-retirement defined benefit plans on the balance sheet. The funded status of these plans is determined as the difference between the fair value of plan assets and the PBO and may vary from year to year following any changes in the fair value of plan assets and variations of the PBO following changes in the underlying assumptions and census data. In 2011, the PBO was impacted by curtailments of CHF 51 million and special termination benefits of CHF 10 million relating to the headcount reduction in Switzerland reflecting the cost-efficiency measures started in the second quarter of 2011. In addition, the changeover from the annuity section to the savings section announced on December 20, 2011 resulted in a reduction in the PBO of CHF 515 million. Also, it was decided to merge the two pension plans in Switzerland, the main plan and the supplementary plan, which resulted in a prior service cost of CHF 32 million. In 2010, the PBO was impacted by settlements of CHF 6 million and special termination benefits of CHF 5 million, mainly from the Swiss and US pension plans in connection with the headcount reduction announced in December 2008. In addition, CHF 3 million of settlements were recognized in 2010 relating to the discontinuance of a Japanese plan.

The total net amount recognized in other assets – other and other liabilities – other in the consolidated balance sheets as of December 31, 2011 and 2010 was an underfunding of CHF 603 million and CHF 797 million, respectively.

In the fourth quarter of 2011, the Group made a special contribution of CHF 203 million to the Swiss pension plan. In 2010, the Group made special contributions of CHF 199 million and CHF 135 million to the Swiss and UK pension plans, respectively. In 2012, the Group expects to contribute CHF 631 million to the Swiss and international defined benefit pension plans and CHF 8 million to other post-retirement defined benefit plans.

PBO or ABO in excess of plan assets
The following table discloses the aggregate PBO and ABO, as well as the aggregate fair value of plan assets for those plans with PBO in excess of plan assets and those plans with ABO in excess of plan assets as of December 31, 2011 and 2010, respectively.

Defined benefit pension plans in which PBO or ABO were in excess of plan assets
	PBO exceeds fair value of plan assets				[1]	ABO exceeds fair value of plan assets				[1]

	Switzerland		International			Switzerland		International

December 31	2011	2010	2011	2010		2011	2010	2011	2010

CHF million

PBO	13,937	13,100	1,340	1,212		–	7	1,326	1,128

ABO	13,460	12,167	1,304	1,163		–	7	1,296	1,099

Fair value of plan assets	13,597	12,698	753	794		–	6	741	717

1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amount recognized in AOCI and other comprehensive income
The following table discloses the actuarial gains/(losses) and prior service credit/(cost) which were recorded in AOCI and subsequently recognized as components of net periodic pension cost.
Amounts recognized in AOCI, net of tax
	Defined benefit pension plans		Other post- retirement defined benefit plans		Total

in	2011	2010	2011	2010	2011	2010

Amounts recognized in AOCI (CHF million)

Actuarial gains/(losses)	(3,696)	(3,084)	(55)	(52)	(3,751)	(3,136)

Prior service credit/(cost)	358	(39)	4	6	362	(33)

Total	(3,338)	(3,123)	(51)	(46)	(3,389)	(3,169)

The following tables disclose the changes in other comprehensive income due to actuarial gains/(losses) and prior service credit/(cost) recognized in AOCI during 2011 and 2010 and the amortization of the aforementioned items as components of net periodic pension cost for these periods as well as the amounts expected to be amortized in 2012.

Amounts recognized in other comprehensive income
	Defined benefit pension plans			Other post- retirement defined benefit plans

in	Gross	Tax	Net	Gross	Tax	Net	Total net

2011 (CHF million)

Actuarial gains/(losses)	(965)	216	(749)	(15)	6	(9)	(758)

Prior service credit/(cost)	485	(102)	383	–	–	–	383

Amortization of actuarial losses/(gains)	135	(35)	100	9	(4)	5	105

Amortization of prior service cost/(credit)	17	(4)	13	(2)	1	(1)	12

Immediate recognition due to curtailment/settlement	49	(11)	38	–	–	–	38

Total amounts recognized in other comprehensive income	(279)	64	(215)	(8)	3	(5)	(220)

2010 (CHF million)

Actuarial gains/(losses)	(422)	103	(319)	(31)	12	(19)	(338)

Amortization of actuarial losses/(gains)	122	(30)	92	6	(3)	3	95

Amortization of prior service cost/(credit)	18	(4)	14	(2)	1	(1)	13

Immediate recognition due to curtailment/settlement	(2)	–	(2)	–	–	–	(2)

Total amounts recognized in other comprehensive income	(284)	69	(215)	(27)	10	(17)	(232)

Amounts in AOCI, net of tax, expected to be amortized in 2012
in 2012	Defined benefit pension plans	Other post- retirement defined benefit plans

CHF million

Amortization of actuarial losses/(gains)	161	8

Amortization of prior service cost/(credit)	(41)	(1)

Total	120	7

Assumptions
The measurement of both the net periodic pension cost as well as the benefit obligation is determined using explicit assumptions, each of which individually represents the best estimate of a particular future event. Where applicable, they should be in line with the expected market averages and benchmarks, the trend in the market and with historical rates.

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
	Defined benefit pension plans						Other post- retirement defined benefit plans

	Switzerland			International

December 31	2011	2010	2009	2011	2010	2009	2011	2010	2009

Net benefit pension cost (%)

Discount rate	3.1	3.5	3.9	5.5	6.0	6.3	5.5	6.1	6.4

Salary increases	2.0	2.6	2.6	4.2	4.3	4.0	–	–	–

Expected long-term rate of return on plan assets	4.8	4.8	4.8	7.3	7.2	7.5	–	–	–

Benefit obligation (%)

Discount rate	2.8	3.1	3.5	4.8	5.5	6.0	4.7	5.5	6.1

Salary increases	1.4	2.0	2.6	4.0	4.2	4.3	–	–	–

Net periodic pension cost and benefit obligation assumptions
The assumptions used to determine the benefit obligation as of the measurement date are also used to calculate the net periodic pension cost for the 12-month period following this date. The discount rate is one of the factors used to determine the present value as of the measurement date of the future cash outflows currently expected to be required to satisfy the benefit obligations when due. The assumption pertaining to salary increases is used to calculate the PBO, which is measured using an assumption as to future compensation levels.

The expected long-term rate of return on plan assets, which is used to calculate the expected return on plan assets as a component of the net periodic pension cost, reflects the average rate of earnings expected on the funds invested or to be invested to provide for the benefits included in the PBO. In estimating that rate, appropriate consideration is given to the returns being earned by the plan assets and the rates of return expected to be available for reinvestment.

The expected long-term rate of return on plan assets is based on total return forecasts and volatility and correlation estimates. Where possible, similar, if not related, approaches are followed to forecast returns for the various asset classes. For most asset classes, clearly specified multi-linear regression models to forecast returns are used or reliance is put on traditional models such as dividend discount and fair value models.

The expected long-term rate of return on debt securities reflects both accruing interest and price returns. The probable long-term relationship between the total return and certain exogenous variables pre-defined by economic model is explicitly used, which directly links the debt securities total return forecasts to the macro-forecasts.

The expected long-term rate of return on equity securities is based on a two-stage dividend discount model, which considers analyst consensus earnings to compute a market-implied equity risk premium. Dividends are estimated using market consensus earnings and the historical payout ratio. A subsequent scenario analysis was used to stress test the level of the return.

The expected long-term rate of return on real estate is based on error correction models. The underlying economic models reflect both the rental and the capital market side of the direct real estate market. This allows for a replicable and robust forecasting methodology for expected returns on real estate equity, fund and direct market indices.

The expected long-term rate of return on private equity and hedge funds is estimated by using private equity and hedge fund benchmarks and indices. In both private equity and hedge funds, a set of factors drives or explains returns. To capture these, multiple linear regression models with lagged returns are utilized. This methodology also lends itself to the fact that these alternative investments tended to be positively correlated with current and lagged equity securities returns.

Health care cost assumptions
The health care cost trend is used to determine the appropriate other post-retirement defined benefit costs. In determining those costs, an annual weighted-average rate of 9.00% for 2011 and 9.75% for 2010 and 2009 was assumed in the cost of covered health care benefits. As of December 31, 2011, the rate is assumed to decrease gradually to 5% by 2020 and remain at that level thereafter. As of December 31, 2011, 2010 and 2009, a 1% increase in the health care cost trend rate assumption would have resulted in an increase in post-retirement expenses of CHF 1.3 million, CHF 1.5 million and CHF 1.3 million, and an increase in accumulated post-retirement defined benefit obligation of CHF 23 million, CHF 26 million and CHF 19 million, respectively. A 1% decrease in the health care cost trend assumption would result in a decrease in post-retirement expenses of CHF 1.1 million, CHF 1.2 million and CHF 1.0 million, and a decrease in post-retirement defined benefit obligation of CHF 19 million, CHF 21 million and CHF 16 million as of December 31, 2011, 2010 and 2009.

Plan assets and investment strategy
Plan assets, which are assets that have been segregated and restricted to provide for plan benefits, are measured at their fair value as of the measurement date.
The Group’s defined benefit pension plans employ a total return investment approach, whereby a diversified mix of debt and equity securities and alternative investments, specifically hedge funds and private equity, are used to maximize the long-term return of plan assets while incurring a prudent level of risk. The intent of this strategy is to outperform plan liabilities over the long-term in order to minimize plan expenses. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Furthermore, equity securities are diversified across Swiss and non-Swiss stocks as well as among growth, value and small and large capitalization stocks. Real estate and alternative investments, such as private equity and hedge funds, are used to enhance long-term returns while improving portfolio diversification. Derivatives may be used to hedge or increase market exposure, but are not used to leverage the portfolio beyond the market value of the underlying investments. Investment risk is measured and monitored on an ongoing basis through periodic asset/liability studies and quarterly investment portfolio reviews. To limit investment risk, the Group pension plans follow defined strategic asset allocation guidelines. Depending on the market conditions, these guidelines are even more limited on a short-term basis.

As of December 31, 2011 and 2010, the total fair value of Group debt securities included in plan assets was CHF 598 million and CHF 251 million, respectively, and the total fair value of Group equity securities and options was CHF 33 million and CHF 15 million, respectively.

Fair value hierarchy of plan assets
> Refer to “Fair value hierarchy” in Note 33 – Financial instruments for discussion of the fair value hierarchy.
Qualitative disclosures of valuation techniques used to measure fair value
Cash and cash equivalents
Cash and cash equivalents includes money market instruments such as bankers’ acceptances, certificates of deposit, CP, book claims, treasury bills, other rights and commingled funds. Valuations of money market instruments and commingled funds are generally based on observable inputs.

Debt securities
Debt securities include government and corporate bonds which are generally quoted in active markets. Debt securities for which market prices are not available, are valued based on yields reflecting the perceived risk of the issuer and the maturity of the security, recent disposals in the market or other modeling techniques, which may involve judgment.

Equity securities
Equity securities held include common equity shares, convertible bonds and shares in investment companies and units in mutual funds. The common equity shares are generally traded on public stock exchanges for which quoted prices are regularly available. Convertible bonds are generally valued using observable pricing sources. Shares in investment companies and units in mutual funds, which are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable, are measured at fair value using NAV.

Derivatives
Derivatives include both OTC and exchange-traded derivatives. The fair value of OTC derivatives is determined on the basis of inputs that include those characteristics of the derivative that have a bearing on the economics of the instrument. The determination of the fair value of many derivatives involves only a limited degree of subjectivity since the required inputs are generally observable in the marketplace. Other more complex derivatives may use unobservable inputs. Such inputs include long-dated volatility assumptions on OTC option transactions and recovery rate assumptions for credit derivative transactions. The fair value of exchange-traded derivatives is typically derived from the observable exchange prices and/or observable inputs.

Real estate
Real estate includes direct real estate as well as investments in real estate investment companies, trusts or mutual funds. Direct real estate is initially measured at its transaction price, which is the best estimate of fair value. Thereafter, direct real estate is individually measured at fair value based on a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. The availability of information used in these modeling techniques is often limited and involves significant judgment in evaluating these different factors over time. Real estate investment companies, trusts and mutual funds, which are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable, are measured at fair value using NAV.

Alternative investments
Private equity includes direct investments, investments in partnerships that make private equity and related investments in various portfolio companies and funds and fund of funds partnerships. Private equity consists of both publicly traded securities and private securities. Publicly traded investments that are restricted or that are not quoted in active markets are valued based on publicly available quotes with appropriate adjustments for liquidity or trading restrictions made. Private equity is valued taking into account a number of factors, such as the most recent round of financing involving unrelated new investors, earnings multiple analyses using comparable companies or discounted cash flow analyses. Private equity for which a fair value is not readily determinable is measured at fair value using NAV provided by the general partner.

Hedge funds that are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable, is measured at fair value using NAV provided by the fund administrator.
Fair value of plan assets
The following tables present the plan assets measured at fair value on a recurring basis as of December 31, 2011 and 2010, for the Group’s defined benefit pension plans.
Plan assets measured at fair value on a recurring basis
	2011					2010

end of	Level 1	Level 2		Level 3	Total	Level 1	Level 2		Level 3	Total

Plan assets at fair value (CHF million)

Cash and cash equivalents	2,212	–		–	2,212	890	1,366		–	2,256

Debt securities	1,525	3,890		–	5,415	1,806	3,576		–	5,382

of which governments	1,410	39		–	1,449	1,806	38		–	1,844

of which corporates	115	3,851		–	3,966	–	3,538		–	3,538

Equity securities	1,040	1,421		–	2,461	840	1,282		–	2,122

Real estate	–	500		1,034	1,534	–	492		1,014	1,506

of which direct	–	–		1,034	1,034	–	–		1,014	1,014

of which indirect	–	500		0	500	–	492		–	492

Alternative investments	–	1,376		606	1,982	–	1,640		573	2,213

of which private equity	–	–		606	606	–	–		573	573

of which hedge funds	–	1,583		–	1,583	–	1,526		–	1,526

of which other	–	(207)	[1]	–	(207)	–	114	[1]	–	114

Other investments	–	0		–	0	–	(51)		–	(51)

Switzerland	4,777	7,187		1,640	13,604	3,536	8,305		1,587	13,428

Cash and cash equivalents	51	18		–	69	138	19		–	157

Debt securities	130	792		90	1,012	65	644		122	831

of which governments	128	2		–	130	57	1		–	58

of which corporates	2	790		90	882	8	643		122	773

Equity securities	82	807		–	889	–	1,006		–	1,006

Real estate - indirect	–	–		84	84	–	–		52	52

Alternative investments	3	351		90	444	–	(97)		94	(3)

of which private equity	–	–		9	9	–	–		8	8

of which hedge funds	–	–		81	81	–	3		81	84

of which other	3	351	[1]	0	354	–	(100)	[1]	5	(95)

Other investments	–	88		–	88	–	78		–	78

International	266	2,056		264	2,586	203	1,650		268	2,121

Total plan assets at fair value	5,043	9,243		1,904	16,190	3,739	9,955		1,855	15,549

1 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets

	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period

2011 (CHF million)

Debt securities - corporates	122	30	(2)	(4)	5	(61)	0	90

Real estate	1,066	–	–	31	0	21	0	1,118

of which direct	1,014	–	–	20	–	–	–	1,034

of which indirect	52	–	–	11	0	21	0	84

Alternative investments	667	3	(4)	25	(2)	6	1	696

of which private equity	581	–	–	28	(5)	10	1	615

of which hedge funds	81	3	–	(3)	3	(3)	0	81

of which other	5	–	(4)	0	0	(1)	0	0

Total plan assets at fair value	1,855	33	(6)	52	3	(34)	1	1,904

of which Switzerland	1,587	–	–	47	(5)	10	1	1,640

of which International	268	33	(6)	5	8	(44)	0	264

2010 (CHF million)

Debt securities - corporates	176	0	–	16	1	(56)	(15)	122

Real estate	996	–	–	32	–	40	(2)	1,066

of which direct	982	–	–	29	–	3	–	1,014

of which indirect	14	–	–	3	–	37	(2)	52

Alternative investments	572	–	–	(7)	3	104	(5)	667

of which private equity	527	–	–	(7)	1	61	(1)	581

of which hedge funds	45	–	–	0	2	38	(4)	81

of which other	–	–	–	0	0	5	–	5

Total plan assets at fair value	1,744	0	–	41	4	88	(22)	1,855

of which Switzerland	1,497	–	–	22	–	68	–	1,587

of which International	247	0	–	19	4	20	(22)	268

The following table shows the plan asset allocation as of the measurement date calculated based on the fair value at that date including the performance of each asset class.
Weighted-average plan asset allocation as of the measurement date
	Switzerland		International

December 31	2011	2010	2011	2010

Weighted-average plan asset allocation (%)

Cash and cash equivalents	16.2	16.8	2.7	7.4

Debt securities	39.8	40.0	39.1	39.1

Equity securities	18.1	15.8	34.4	47.4

Real estate	11.3	11.2	3.2	2.5

Alternative investments	14.6	16.2	17.2	0.0

Insurance	0.0	0.0	3.4	3.6

Total	100.0	100.0	100.0	100.0

The following table shows the target plan asset allocation for 2012 in accordance with the Group’s investment strategy. The target plan asset allocation is used to determine the expected return on plan assets to be considered in the net periodic pension costs for 2012.

Weighted-average target plan asset allocation to be applied prospectively
	Switzerland	International

2012 (%)

Cash and cash equivalents	10	1

Debt securities	40	56

Equity securities	25	21

Real estate	10	3

Alternative investments	15	16

Insurance	0	3

Total	100	100

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
	Defined benefit pension plans	Other post- retirement defined benefit plans

Estimated future benefit payments (CHF million)

2012	876	8

2013	873	8

2014	891	9

2015	900	10

2016	914	10

For five years thereafter	4,763	54

Defined contribution pension plans
The Group contributes to various defined contribution pension plans primarily in the US and the UK as well as other countries throughout the world. During 2011, 2010 and 2009, the Group contributed to these plans and recognized as expense CHF 246 million, CHF 263 million and CHF 235 million, respectively.

Bank
Pension and other post-retirement benefits

Pension plans
The Bank participates in a defined benefit pension plan sponsored by the Group and has single-employer defined benefit pension plans, defined contribution pension plans and other post-retirement defined benefit plans. The Bank’s principal plans are located in Switzerland, the US and the UK.

Group pension plan
The Bank covers pension requirements for its employees in Switzerland by participating in a defined benefit pension plan sponsored by the Group (Group plan). The plan provides benefits in the event of retirement, death and disability. Various legal entities within the Group participate in the plan, which is set up as an independent trust domiciled in Zurich. On January 1, 2010, in addition to the annuity section (defined benefit), a new savings section (defined contribution) was introduced in the Swiss main plan and a partial changeover from the annuity section to the savings section has been processed. Furthermore, on December 20, 2011, the Group announced the complete changeover to the savings section of the plan, effective as of January 1, 2013. In accordance with US GAAP, the Group accounts for the Group plan as a single-employer defined benefit pension plan, for both the annuity section and the savings section, and uses the projected unit credit actuarial method to determine the net periodic pension expense, the PBO and the accumulated benefit obligation (ABO). The Bank accounts for the defined benefit pension plan sponsored by the Group as a Group pension plan because other legal entities within the Group also participate in the plan and the assets contributed by the Bank are not segregated into a separate account or restricted to provide benefits only to employees of the Bank. The assets contributed by the Bank are commingled with the assets contributed by the other legal entities of the Group and can be used to provide benefits to any employee of any participating legal entity. The Bank’s contributions to the Group plan comprise 90% of the total assets contributed to the Group plan by all participating legal entities on an annual basis.

The Bank accounts for the Group plan on a defined contribution basis whereby it only recognizes the amounts required to be contributed to the Group plan during the period as net periodic pension expense and only recognizes a liability for any contributions due and unpaid. No other expenses or balance sheet amounts related to the Group plan were recognized by the Bank. In the annuity section of the plan, the Bank’s contributions are determined using a predetermined formula based on each employee’s salary level, age and funding level and amount to at least 200% of each employee’s contribution. In the savings section of the plan, the Bank’s contribution varies between 7.5% and 25% of the pensionable salary depending on the employees’ age.

During 2011, 2010 and 2009, the Bank contributed and recognized as expense CHF 611 million, CHF 619 million and CHF 394 million to the Group plan, respectively. The Bank expects to contribute CHF 403 million to the Group plan during 2012. If the Bank had accounted for the Group plan as a single-employer defined benefit plan, the net periodic pension expense recognized by the Bank during 2011, 2010 and 2009 would have been lower by CHF 450 million, CHF 447 million and CHF 274 million, respectively, and the Bank would have recognized CHF 91 million, CHF 93 million and CHF 38 million, respectively, as amortization of actuarial losses and prior service cost for the Group plan.

As of December 31, 2011 and 2010, the ABO of the Group plan was CHF 13.5 billion and CHF 12.8 billion, the PBO was CHF 13.9 billion and CHF 13.8 billion and the fair value of plan assets was CHF 13.6 billion and CHF 13.4 billion, respectively. As of December 31, 2011 and 2010, the Group plan was overfunded on an ABO basis by CHF 137 million and CHF 581 million and underfunded on a PBO basis by CHF 340 million and CHF 385 million, respectively. If the Bank had accounted for the Group plan as a defined benefit pension plan, the Bank would have had to recognize the funded status of the Group plan on a PBO basis of CHF 306 million and CHF 347 million as of December 31, 2011 and 2010, respectively, as a liability in the consolidated balance sheets, resulting in a decrease in AOCI within total shareholder’s equity.

The calculation of the expense and liability associated with the Group plan requires an extensive use of assumptions, which include the expected long-term rate of return on plan assets and the discount rate as determined by the Group. If the Bank had accounted for the Group plan as a defined benefit plan, the expected long-term rate of return on plan assets used in the net periodic pension costs for 2011 and 2010 would have been 4.8%. As of December 31, 2011 and 2010, the discount rate used in the measurement of the benefit obligation would have been 2.8% and 3.1% and the discount rate used in the measurement of the net periodic pension cost would have been 3.1% and 3.5%, respectively.

International pension plans
Various pension plans cover the Bank’s employees outside of Switzerland, including both single-employer defined benefit and defined contribution pension plans. These plans provide defined benefits in the event of retirement, death, disability or employment termination. Retirement benefits under the plans depend on age, contributions and salary. The Bank’s funding policy with respect to these plans is consistent with local government and tax requirements. The assumptions used are derived based on local economic conditions.

Other post-retirement defined benefit plans
In the US, the Bank sponsors post-retirement defined benefit plans, that provide health and welfare benefits for certain retired employees. In exchange for the current services provided by the employee, the Bank promises to provide health and welfare benefits after the employee retires. The Bank’s obligation for that compensation is incurred as employees render the services necessary to earn their post-retirement benefits.

Pension costs
The net periodic pension cost for defined benefit pension and other post-retirement defined benefit plans is the cost of the respective plan for a period during which an employee renders services. The actual amount to be recognized is determined using an actuarial formula which considers, among other factors, current service cost, interest cost, expected return on plan assets and the amortization of both prior service cost/(credit) and actuarial losses/(gains) recognized in AOCI.

Components of total pension costs
	International single-employer defined benefit pension plans			Other post- retirement defined benefit plans

in	2011	2010	2009	2011	2010	2009

Total pension costs (CHF million)

Service costs on benefit obligation	33	30	33	–	1	1

Interest costs on benefit obligation	123	134	129	7	9	9

Expected return on plan assets	(160)	(163)	(166)	–	–	–

Amortization of recognized prior service cost/(credit)	–	1	1	(2)	(2)	(2)

Amortization of recognized actuarial losses/(gains)	51	36	17	9	6	8

Net periodic pension costs	47	38	14	14	14	16

Settlement losses/(gains)	–	(2)	1	–	–	–

Curtailment losses/(gains)	–	–	(2)	–	–	–

Total pension costs	47	36	13	14	14	16

Total pension costs reflected in compensation and benefits – other for 2011, 2010 and 2009 were CHF 61 million, CHF 50 million and CHF 29 million, respectively.
In December 2008, the Group announced a headcount reduction, which resulted in settlement payments of CHF 1 million in 2009 for the US pension plans. The discontinuance of a Japanese plan in 2009 resulted in a curtailment gain of CHF 2 million in 2009, due to the reduction in the benefit obligation, and a gain of CHF 2 million in 2010 from the related settlement of the obligation.

Benefit obligation
The following table shows the changes in the PBO, the fair value of plan assets and the amounts recognized in the consolidated balance sheets for the international single-employer defined benefit pension plans and other post-retirement defined benefit plans and as well as the ABO for the defined benefit pension plans.

Obligations and funded status of the plans
	International single-employer defined benefit pension plans		Other post- retirement defined benefit plans

in / end of	2011	2010	2011	2010

PBO (CHF million) [1]

Beginning of the measurement period	2,373	2,299	160	141

Service cost	33	30	–	1

Interest cost	123	134	7	9

Plan amendments	(2)	–	–	–

Settlements	(1)	(3)	–	–

Curtailments	1	–	–	–

Special termination benefits	4	3	–	–

Actuarial losses/(gains)	199	220	15	31

Plans added	–	9	–	–

Benefit payments	(56)	(52)	(8)	(8)

Exchange rate losses/(gains)	1	(267)	–	(14)

End of the measurement period	2,675	2,373	174	160

Fair value of plan assets (CHF million)

Beginning of the measurement period	2,121	2,036	–	–

Actual return on plan assets	485	218	–	–

Employer contributions	33	172	8	8

Settlements	(1)	(3)	–	–

Benefit payments	(56)	(52)	(8)	(8)

Exchange rate gains/(losses)	4	(250)	–	–

End of the measurement period	2,586	2,121	–	–

Total funded status recognized (CHF million)

Funded status of the plan – over/(underfunded)	(89)	(252)	(174)	(160)

Total funded status recognized in the consolidated balance sheet at December 31	(89)	(252)	(174)	(160)

Total amount recognized (CHF million)

Noncurrent assets	498	166	–	–

Current liabilities	(8)	(13)	(8)	(8)

Noncurrent liabilities	(579)	(405)	(166)	(152)

Total amount recognized in the consolidated balance sheet at December 31	(89)	(252)	(174)	(160)

ABO (CHF million) [2]

End of the measurement period	2,584	2,287	–	–

1 Including estimated future salary increases. 2 Exclusive of estimated future salary increases.

The total net amount recognized in other assets – other and other liabilities – other in the consolidated balance sheets as of December 31, 2011 and 2010 was an underfunding of CHF 263 million and CHF 412 million, respectively.

In 2011 and 2010, the Bank made contributions of CHF 33 million and CHF 172 million, respectively, to the international single-employer defined benefit pension plans. The contributions for 2010 included CHF 135 million relating to a special contribution to the UK defined benefit plan. In 2012, the Bank expects to contribute CHF 183 million to the international single-employer defined benefit pension plans and CHF 8 million to other post-retirement defined benefit plans.

PBO or ABO in excess of plan assets
The following table discloses the aggregate PBO and ABO, as well as the aggregate fair value of plan assets for those plans with PBO in excess of plan assets and those plans with ABO in excess of plan assets as of December 31, 2011 and 2010, respectively.

Defined benefit pension plans in which PBO or ABO were in excess of plan assets
	PBO exceeds fair value of plan assets		[1]	ABO exceeds fair value of plan assets		[1]

December 31	2011	2010		2011	2010

CHF million

PBO	1,340	1,212		1,326	1,128

ABO	1,304	1,163		1,296	1,099

Fair value of plan assets	753	794		741	717

1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amount recognized in AOCI and other comprehensive income
The following table discloses the actuarial gains/(losses) and prior service credit/(cost) which were recorded in AOCI and subsequently recognized as components of net periodic pension cost.
Amounts recognized in AOCI, net of tax
	International single-employer defined benefit pension plans		Other post- retirement defined benefit plans		Total

in	2011	2010	2011	2010	2011	2010

Amounts recognized in AOCI (CHF million)

Actuarial gains/(losses)	(674)	(819)	(55)	(52)	(729)	(871)

Prior service credit/(cost)	0	(1)	4	6	4	5

Total	(674)	(820)	(51)	(46)	(725)	(866)

The following tables disclose the changes in other comprehensive income due to actuarial gains/(losses) and prior service credit/(cost) recognized in AOCI during 2011 and 2010 and the amortization of the aforementioned items as components of net periodic pension cost for these periods as well as the amounts expected to be amortized in 2012.

Amounts recognized in other comprehensive income
	International single-employer defined benefit pension plans			Other post- retirement defined benefit plans

in	Gross	Tax	Net	Gross	Tax	Net	Total net

2011 (CHF million)

Actuarial gains/(losses)	126	(14)	112	(15)	6	(9)	103

Amortization of actuarial losses/(gains)	51	(17)	34	9	(4)	5	39

Amortization of prior service cost/(credit)	0	0	0	(2)	1	(1)	(1)

Total amounts recognized in other comprehensive income	177	(31)	146	(8)	3	(5)	141

2010 (CHF million)

Actuarial gains/(losses)	(165)	50	(115)	(31)	12	(19)	(134)

Amortization of actuarial losses/(gains)	36	(13)	23	6	(3)	3	26

Amortization of prior service cost/(credit)	1	(1)	0	(2)	1	(1)	(1)

Immediate recognition due to curtailment/settlement	(2)	0	(2)	–	–	–	(2)

Total amounts recognized in other comprehensive income	(130)	36	(94)	(27)	10	(17)	(111)

Amounts in AOCI, net of tax, expected to be amortized in 2012
in 2012	International single- employer defined benefit pension plans	Other post- retirement defined benefit plans

CHF million

Amortization of actuarial losses/(gains)	47	8

Amortization of prior service cost/(credit)	0	(1)

Total	47	7

Assumptions
Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
	International single-employer defined benefit pension plans			Other post- retirement defined benefit plans

December 31	2011	2010	2009	2011	2010	2009

Net benefit pension cost (%)

Discount rate	5.5	6.0	6.3	5.5	6.1	6.4

Salary increases	4.2	4.3	4.0	–	–	–

Expected long-term rate of return on plan assets	7.3	7.2	7.5	–	–	–

Benefit obligation (%)

Discount rate	4.8	5.5	6.0	4.7	5.5	6.1

Salary increases	4.0	4.2	4.3	–	–	–

Health care cost assumptions
The health care cost trend is used to determine the appropriate other post-retirement defined benefit costs. In determining those costs, an annual weighted-average rate of 9.00% for 2011 and 9.75% for 2010 and 2009 was assumed in the cost of covered health care benefits. As of December 31, 2011, the rate is assumed to decrease gradually to 5% by 2020 and remain at that level thereafter. As of December 31, 2011, 2010 and 2009, a 1% increase in the health care cost trend rate assumption would have resulted in an increase in post-retirement expenses of CHF 1.3 million, CHF 1.5 million and CHF 1.3 million, and an increase in accumulated post-retirement defined benefit obligation of CHF 23 million, CHF 26 million and CHF 19 million, respectively. A 1% decrease in the health care cost trend assumption would result in a decrease in post-retirement expenses of CHF 1.1 million, CHF 1.2 million and CHF 1.0 million, and a decrease in post-retirement defined benefit obligation of CHF 19 million, CHF 21 million and CHF 16 million as of December 31, 2011, 2010 and 2009.

Plan assets and investment strategy
> Refer to “Note 29 – Pension and other post-retirement benefits” in V – Consolidated financial statements – Credit Suisse Group for further information.
As of December 31, 2011 and 2010, there were no material amounts of Group debt or equity securities included in plan assets for the international single-employer defined benefit pension plans.
Fair value of plan assets
The following tables present the plan assets measured at fair value on a recurring basis as of December 31, 2011 and 2010, for the Bank’s defined benefits plans.
Plan assets measured at fair value on a recurring basis
	2011					2010

end of	Level 1	Level 2		Level 3	Total	Level 1	Level 2		Level 3	Total

Plan assets at fair value (CHF million)

Cash and cash equivalents	51	18		–	69	138	19		–	157

Debt securities	130	792		90	1,012	65	644		122	831

of which governments	128	2		–	130	57	1		–	58

of which corporates	2	790		90	882	8	643		122	773

Equity securities	82	807		–	889	–	1,006		–	1,006

Real estate - indirect	–	–		84	84	–	–		52	52

Alternative investments	3	351		90	444	–	(97)		94	(3)

of which private equity	–	–		9	9	–	–		8	8

of which hedge funds	–	–		81	81	–	3		81	84

of which other	3	351	[1]	0	354	–	(100)	[1]	5	(95)

Other investments	–	88		–	88	–	78		–	78

Total plan assets at fair value	266	2,056		264	2,586	203	1,650		268	2,121

1 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets

	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period

2011 (CHF million)

Debt securities - corporates	122	30	(2)	(4)	5	(61)	0	90

Real estate - indirect	52	–	–	11	0	21	0	84

Alternative investments	94	3	(4)	(2)	3	(4)	0	90

of which private equity	8	–	–	1	0	0	0	9

of which hedge funds	81	3	–	(3)	3	(3)	0	81

of which other	5	–	(4)	0	0	(1)	0	0

Total plan assets at fair value	268	33	(6)	5	8	(44)	0	264

2010 (CHF million)

Debt securities - corporates	176	0	–	16	1	(56)	(15)	122

Real estate - indirect	14	–	–	3	–	37	(2)	52

Alternative investments	57	–	–	0	3	39	(5)	94

of which private equity	12	–	–	0	1	(4)	(1)	8

of which hedge funds	45	–	–	0	2	38	(4)	81

of which other	–	–	–	0	0	5	–	5

Total plan assets at fair value	247	0	–	19	4	20	(22)	268

The following table shows the plan asset allocation as of the measurement date calculated based on the fair value at that date including the performance of each asset class.
Weighted-average plan asset allocation as of the measurement date
December 31	2011	2010

Weighted-average plan asset allocation (%)

Cash and cash equivalents	2.7	7.4

Debt securities	39.1	39.1

Equity securities	34.4	47.4

Real estate	3.2	2.5

Alternative investments	17.2	0.0

Insurance	3.4	3.6

Total	100.0	100.0

The following table shows the target plan asset allocation for 2012 in accordance with the Bank’s investment strategy. The target plan asset allocation is used to determine the expected return on plan assets to be considered in the net periodic pension costs for 2012.

Weighted-average target plan asset allocation to be applied prospectively
2012 (%)

Cash and cash equivalents	1

Debt securities	56

Equity securities	21

Real estate	3

Alternative investments	16

Insurance	3

Total	100

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
	International single- employer defined benefit pension plans	Other post- retirement defined benefit plans

Estimated future benefit payments (CHF million)

2012	54	8

2013	55	8

2014	64	9

2015	72	10

2016	78	10

For five years thereafter	554	54

Defined contribution pension plans
The Bank contributes to various defined contribution pension plans primarily in the US and the UK as well as other countries throughout the world. During 2011, 2010, and 2009, the Bank contributed to these plans and recognized as expense CHF 244 million, CHF 263 million and CHF 235 million, respectively.

Derivatives and hedging activities	12 Months Ended
Dec. 31, 2011
Derivatives and hedging activities

Derivatives are generally either privately negotiated OTC contracts or standard contracts transacted through regulated exchanges. The Group’s most frequently used freestanding derivative products, entered into for trading and risk management purposes, include interest rate, credit default and cross-currency swaps, interest rate and foreign exchange options, foreign exchange forward contracts and foreign exchange and interest rate futures.

The Group also enters into contracts that are not considered derivatives in their entirety but include embedded derivative features. Such transactions primarily include issued and purchased structured debt instruments where the return may be calculated by reference to an equity security, index or third-party credit risk, or that have non-standard interest or foreign exchange terms.

On the date a derivative contract is entered into, the Group designates it as belonging to one of the following categories:
– trading activities;
– a risk management transaction that does not qualify as a hedge under accounting standards (referred to as an economic hedge);
– a hedge of the fair value of a recognized asset or liability;
– a hedge of the variability of cash flows to be received or paid relating to a recognized asset or liability or a forecasted transaction; or
– a hedge of a net investment in a foreign operation.
Trading activities
The Group is active in most of the principal trading markets and transacts in many popular trading and hedging products. As noted above, this includes the use of swaps, futures, options and structured products, such as custom transactions using combinations of derivatives, in connection with its sales and trading activities. Trading activities include market making, positioning and arbitrage activities. The majority of the Group’s derivatives were used for trading activities.

Economic hedges
Economic hedges arise when the Group enters into derivative contracts for its own risk management purposes, but the contracts entered into do not qualify for hedge accounting under US GAAP. These economic hedges include the following types:

– interest rate derivatives to manage net interest rate risk on certain core banking business assets and liabilities;
– foreign exchange derivatives to manage foreign exchange risk on certain core banking business revenue and expense items, as well as on core banking business assets and liabilities;
– credit derivatives to manage credit risk on certain loan portfolios; and
– futures to manage risk on equity positions including convertible bonds.
Derivatives used in economic hedges are included as trading assets or trading liabilities in the consolidated balance sheets.
Hedge accounting
Fair value hedges
The Group designates fair value hedges as part of an overall interest rate risk management strategy that incorporates the use of derivative instruments to minimize fluctuations in earnings that are caused by interest rate volatility. In addition to hedging changes in fair value due to interest rate risk associated with fixed rate loans, repurchase agreements and long-term debt instruments, the Group uses:

– cross-currency swaps to convert foreign-currency-denominated fixed rate assets or liabilities to floating rate functional currency assets or liabilities; and
– foreign exchange forward contracts to hedge the foreign exchange risk associated with available-for-sale securities.
Cash flow hedges
The Group designates cash flow hedges as part of its strategy to mitigate its risk to variability of cash flows on loans, deposits and other debt obligations by using interest rate swaps to convert variable rate assets or liabilities to fixed rates. The Group also uses cross-currency swaps to convert foreign-currency-denominated fixed and floating rate assets or liabilities to fixed rate assets or liabilities based on the currency profile to which the Group elects to be exposed. This includes, but is not limited to, Swiss francs and US dollars. Further, the Group uses derivatives to hedge its cash flows associated with forecasted transactions. As of the end of 2011, the maximum length of time over which the Group hedged its exposure to the variability in future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, was 20 months.

Net investment hedges
The Group designates net investment hedges as part of its strategy to hedge selected net investments in foreign operations against adverse movements in foreign exchange rates, typically using forward foreign exchange contracts.

Hedge effectiveness assessment
The Group assesses the effectiveness of hedging relationships both prospectively and retrospectively. The prospective assessment is made both at the inception of a hedging relationship and on an ongoing basis, and requires the Group to justify its expectation that the relationship will be highly effective over future periods. The retrospective assessment is also performed on an ongoing basis and requires the Group to determine whether or not the hedging relationship has actually been effective. If the Group concludes, through a retrospective evaluation, that hedge accounting is appropriate for the current period, then it measures the amount of hedge ineffectiveness to be recognized in earnings.

Fair value of derivative instruments
The tables below present gross derivative replacement values by type of contract and balance sheet location and whether the derivative is used for trading purposes or in a qualifying hedging relationship. Notional amounts have also been provided as an indication of the volume of derivative activity within the Group.

Information on bifurcated embedded derivatives has not been included in this table. Under US GAAP, the Group elected to account for substantially all financial instruments with an embedded derivative that is not considered clearly and closely related to the host contract at fair value.

> Refer to “Note 33 – Financial instruments” for further discussion of the fair value of derivatives.
Fair value of derivative instruments
	Trading			Hedging			[1]

end of 2011	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	7,210.5	4.5	4.2	0.0	0.0	0.0

Swaps	28,754.5	658.0	650.0	71.2	3.8	2.3

Options bought and sold (OTC)	2,902.5	65.9	66.3	0.0	0.0	0.0

Futures	2,537.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	962.3	0.4	0.3	0.0	0.0	0.0

Interest rate products	42,366.9	728.8	720.8	71.2	3.8	2.3

Forwards	2,133.0	29.7	30.7	17.4	0.1	0.0

Swaps	1,230.0	34.1	51.3	0.0	0.0	0.0

Options bought and sold (OTC)	831.7	12.3	12.7	0.0	0.0	0.0

Futures	25.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	3.7	0.0	0.0	0.0	0.0	0.0

Foreign exchange products	4,224.0	76.1	94.7	17.4	0.1	0.0

Forwards	16.3	1.4	1.4	0.0	0.0	0.0

Options bought and sold (OTC)	34.7	0.9	1.0	0.0	0.0	0.0

Futures	0.1	0.0	0.0	0.0	0.0	0.0

Precious metals products	51.1	2.3	2.4	0.0	0.0	0.0

Forwards	4.1	0.9	0.0	0.0	0.0	0.0

Swaps	211.4	5.8	5.7	0.0	0.0	0.0

Options bought and sold (OTC)	241.5	14.5	14.9	0.0	0.0	0.0

Futures	57.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	366.0	18.2	21.2	0.0	0.0	0.0

Equity/index-related products	880.8	39.4	41.8	0.0	0.0	0.0

Credit derivatives [2]	2,042.7	63.3	60.0	0.0	0.0	0.0

Forwards	8.7	0.9	0.8	0.0	0.0	0.0

Swaps	63.6	8.3	7.8	0.0	0.0	0.0

Options bought and sold (OTC)	29.9	2.2	1.7	0.0	0.0	0.0

Futures	177.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	63.3	3.9	3.8	0.0	0.0	0.0

Other products [3]	342.6	15.3	14.1	0.0	0.0	0.0

Total derivative instruments	49,908.1	925.2	933.8	88.6	3.9	2.3

The notional amount for derivative instruments (trading and hedging) was CHF 49,996.7 billion as of December 31, 2011.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments (continued)
	Trading			Hedging			[1]

end of 2010	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	8,073.9	6.3	5.9	0.0	0.0	0.0

Swaps	24,103.8	429.2	422.3	70.0	2.5	1.7

Options bought and sold (OTC)	2,420.3	44.9	46.1	0.0	0.0	0.0

Futures	2,769.2	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	1,365.6	0.5	0.3	0.0	0.0	0.0

Interest rate products	38,732.8	480.9	474.6	70.0	2.5	1.7

Forwards	2,062.4	35.2	37.9	19.4	0.4	0.1

Swaps	1,059.0	35.0	45.8	0.0	0.0	0.0

Options bought and sold (OTC)	796.9	14.4	15.1	0.0	0.0	0.0

Futures	13.5	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	5.6	0.1	0.1	0.0	0.0	0.0

Foreign exchange products	3,937.4	84.7	98.9	19.4	0.4	0.1

Forwards	15.9	1.7	1.4	0.0	0.0	0.0

Options bought and sold (OTC)	25.4	0.7	0.8	0.0	0.0	0.0

Futures	0.5	0.0	0.0	0.0	0.0	0.0

Precious metals products	41.8	2.4	2.2	0.0	0.0	0.0

Forwards	6.2	1.1	0.1	0.0	0.0	0.0

Swaps	213.7	4.2	7.5	0.0	0.0	0.0

Options bought and sold (OTC)	268.2	15.0	16.2	0.0	0.0	0.0

Futures	77.9	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	389.5	17.0	18.0	0.0	0.0	0.0

Equity/index-related products	955.5	37.3	41.8	0.0	0.0	0.0

Credit derivatives [2]	1,989.5	49.5	46.6	0.0	0.0	0.0

Forwards	32.0	2.0	1.9	0.0	0.0	0.0

Swaps	100.9	14.1	15.7	0.0	0.0	0.0

Options bought and sold (OTC)	50.1	3.2	2.9	0.0	0.0	0.0

Futures	219.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	128.6	4.8	4.8	0.0	0.0	0.0

Other products [3]	531.4	24.1	25.3	0.0	0.0	0.0

Total derivative instruments	46,188.4	678.9	689.4	89.4	2.9	1.8

The notional amount for derivative instruments (trading and hedging) was CHF 46,277.8 billion as of December 31, 2010.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments (continued)
	2011		2010

end of	Positive replacement value (PRV)	Negative replacement value (NRV)	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Replacement values (trading and hedging) before netting agreements	929.1	936.1	681.8	691.2

Counterparty netting [1]	(836.4)	(836.4)	(602.9)	(602.9)

Cash collateral netting [1]	(36.5)	(37.6)	(28.5)	(29.2)

Replacement values (trading and hedging) after netting agreements	56.2	62.1	50.4	59.1

of which recorded in trading assets (PRV) and trading liabilities (NRV)	52.5	60.1	47.7	57.9

of which recorded in other assets (PRV) and other liabilities (NRV)	3.7	2.0	2.7	1.2

1 Netting was based on legally enforceable netting agreements.

Fair value hedges
in	2011	2010	2009

Gains/(losses) recognized in income on derivatives (CHF million)

Interest rate products	548	564	(664)

Foreign exchange products	20	21	3

Total	568	585	(661)

Gains/(losses) recognized in income on hedged items (CHF million)

Interest rate products	(585)	(546)	644

Foreign exchange products	(20)	(21)	(3)

Total	(605)	(567)	641

Details of fair value hedges (CHF million)

Net gains/(losses) on the ineffective portion	(37)	18	(20)

Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
in	2011		2010		2009

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Foreign exchange products	(6)		39		117

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products	31	[1]	27	[1]	13	[2]

Represents gains/(losses) on effective portion.
1 Included in commissions and fees. 2 Included in total operating expenses.

The net loss associated with cash flow hedges expected to be reclassified from AOCI within the next 12 months was CHF 9 million.
Net investment hedges
in	2011		2010		2009

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Interest rate products	0		8		12

Foreign exchange products	280		1,563		(1,401)

Total	280		1,571		(1,389)

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products	4	[1]	(4)	[1]	(21)	[2]

Total	4		(4)		(21)

Represents gains/(losses) on effective portion.
1 Included in other revenues. 2 Primarily included in discontinued operations.

The Group includes all derivative instruments not included in hedge accounting relationships in its trading activities.
> Refer to “Note 8 – Trading revenues” for gains and losses on trading activities by product type.
Disclosures relating to contingent credit risk
Certain of the Group’s derivative instruments contain provisions that require it to maintain a specified credit rating from each of the major credit rating agencies. If the ratings fall below that specified in the contract, the counterparties to the agreements could request payment of additional collateral on those derivative instruments that are in a net liability position. Certain of the derivative contracts also provide for termination of the contract, generally upon a downgrade of either the Group or the counterparty, at the existing mark-to-market replacement value of the derivative contract.

The following table provides the Group’s current net exposure from contingent credit risk relating to derivative contracts with bilateral counterparties and SPEs that include credit support agreements, the related collateral posted and the additional collateral required in a one-notch and a two-notch downgrade event, respectively. The table also includes derivative contracts with contingent credit risk features without credit support agreements that have accelerated termination event conditions. The current net exposure for derivative contracts with bilateral counterparties and contracts with accelerated termination event conditions is the aggregate fair value of derivative instruments that were in a net liability position. For SPEs, the current net exposure by contract may include amounts other than or in addition to the NRV of derivative instruments with credit risk-related contingent features.

Contingent credit risk
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total

2011 (CHF billion)

Current net exposure	17.0	2.0	0.7	19.7

Collateral posted	14.8	1.8	–	16.6

Additional collateral required in a one-notch downgrade event	0.2	1.6	0.0	1.8

Additional collateral required in a two-notch downgrade event	0.4	3.0	0.5	3.9

2010 (CHF billion)

Current net exposure	14.6	2.1	0.8	17.5

Collateral posted	13.0	2.0	–	15.0

Additional collateral required in a one-notch downgrade event	0.2	1.8	0.1	2.1

Additional collateral required in a two-notch downgrade event	0.4	3.2	0.4	4.0

Credit derivatives
Credit derivatives are contractual agreements in which the buyer generally pays a fee in exchange for a contingent payment by the seller if there is a credit event on the underlying referenced entity or asset. They are generally privately negotiated OTC contracts, with numerous settlement and payment terms, and most are structured so that they specify the occurrence of an identifiable credit event, which can include bankruptcy, insolvency, receivership, material adverse restructuring of debt or failure to meet obligations when due.

The Group enters into credit derivative contracts in the normal course of business, buying and selling protection to facilitate client transactions and as a market maker. This includes providing structured credit products for its clients to enable them to hedge their credit risk. The referenced instruments of these structured credit products are both investment grade and non-investment grade and could include corporate bonds, sovereign debt, asset-backed securities (ABS) and loans. These instruments can be formed as single items (single-named instruments) or combined on a portfolio basis (multi-named instruments). The Group purchases protection to economically hedge various forms of credit exposure, for example, the economic hedging of loan portfolios or other cash positions. Finally, the Group also takes proprietary positions which can take the form of either purchased or sold protection.

The credit derivatives most commonly transacted by the Group are CDS and credit swaptions. CDSs are contractual agreements in which the buyer of the swap pays an upfront and/or a periodic fee in return for a contingent payment by the seller of the swap following a credit event of the referenced entity or asset. Credit swaptions are options with a specified maturity to buy or sell protection under a CDS on a specific referenced credit event.

In addition, to reduce its credit risk, the Group enters into legally enforceable netting agreements with its derivative counterparties. Collateral on these derivative contracts is usually posted on a net counterparty basis and cannot be allocated to a particular derivative contract.

Credit protection sold
Credit protection sold is the maximum potential payout, which is based on the notional value of derivatives and represents the amount of future payments that the Group would be required to make as a result of credit risk-related events. The Group believes that the maximum potential payout is not representative of the actual loss exposure based on historical experience. This amount has not been reduced by the Group’s rights to the underlying assets and the related cash flows. In accordance with most credit derivative contracts, should a credit event (or settlement trigger) occur, the Group is usually liable for the difference between the credit protection sold and the recourse it holds in the value of the underlying assets. The maximum potential amount of future payments has not been reduced for any cash collateral paid to a given counterparty as such payments would be calculated after netting all derivative exposures, including any credit derivatives with that counterparty in accordance with a related master netting agreement. Due to such netting processes, determining the amount of collateral that corresponds to credit derivative exposures only is not possible.

To reflect the quality of the payment risk on credit protection sold, the Group assigns an internally generated rating to those instruments referenced in the contracts. Internal ratings are assigned by experienced credit analysts based on expert judgment that incorporates analysis and evaluation of both quantitative and qualitative factors. The specific factors analyzed, and their relative importance, are dependent on the type of counterparty. The analysis emphasizes a forward-looking approach, concentrating on economic trends and financial fundamentals, and making use of peer analysis, industry comparisons and other quantitative tools. External ratings and market information are also used in the analysis process where available.

Credit protection purchased
Credit protection purchased represents those instruments where the underlying reference instrument is identical to the reference instrument of the credit protection sold. The maximum potential payout amount of credit protection purchased for each individual identical underlying reference instrument may be greater or lower than the notional amount of protection sold.

The Group also considers estimated recoveries that they would receive if the specified credit event occurred, including both the anticipated value of the underlying referenced asset that would, in most instances, be transferred to the Group and the impact of any purchased protection with an identical reference instrument and product type.

Other protection purchased
In the normal course of business, the Group purchases protection to offset the risk of credit protection sold that may have similar, but not identical, reference instruments, and may use similar, but not identical, products, which reduces the total credit derivative exposure. Other protection purchased is based on the notional value of the instruments.

The Group purchases its protection from banks and broker dealers, other financial institutions and other counterparties.
Fair value of credit protection sold
The fair values of the credit protection sold also give an indication of the amount of payment risk, as the negative fair values increase when the potential payment under the derivative contracts becomes more probable.

The following tables do not include all credit derivatives and differ from the credit derivatives in the “Fair value of derivative instruments” table. This is due to the exclusion of certain credit derivative instruments under US GAAP, which defines a credit derivative as a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specified entity (or a group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit risk-related events specified in the contract.

Certain cash collateralized debt obligations (CDOs) and other instruments were excluded as they do not fall within the scope of US GAAP rules. Total return swaps (TRS) of CHF 4.8 billion were also excluded because a TRS does not expose the seller to potential loss from credit risk-related events specified in the contract. A TRS only provides protection against a loss in asset value and not against additional amounts as a result of specific credit events.

Credit protection sold/purchased
end of 2011	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold

Single-name instruments (CHF billion)

Investment grade [2]	(452.2)	432.4		(19.8)	55.6	(9.0)

Non-investment grade	(189.1)	179.4		(9.7)	16.7	(15.3)

Total single-name instruments	(641.3)	611.8		(29.5)	72.3	(24.3)

of which sovereigns	(134.8)	132.6		(2.2)	10.8	(8.1)

of which non-sovereigns	(506.5)	479.2		(27.3)	61.5	(16.2)

Multi-name instruments (CHF billion)

Investment grade [2]	(278.2)	253.1		(25.1)	14.5	(15.5)

Non-investment grade	(71.9)	64.1	[3]	(7.8)	9.0	(1.7)

Total multi-name instruments	(350.1)	317.2		(32.9)	23.5	(17.2)

of which sovereigns	(18.4)	17.5		(0.9)	0.9	(1.5)

of which non-sovereigns	(331.7)	299.7		(32.0)	22.6	(15.7)

Total instruments (CHF billion)

Investment grade [2]	(730.4)	685.5		(44.9)	70.1	(24.5)

Non-investment grade	(261.0)	243.5		(17.5)	25.7	(17.0)

Total instruments	(991.4)	929.0		(62.4)	95.8	(41.5)

of which sovereigns	(153.2)	150.1		(3.1)	11.7	(9.6)

of which non-sovereigns	(838.2)	778.9		(59.3)	84.1	(31.9)

end of 2010

Single-name instruments (CHF billion)

Investment grade [2]	(467.5)	450.1		(17.4)	49.0	1.0

Non-investment grade	(195.3)	169.2		(26.1)	17.2	(2.2)

Total single-name instruments	(662.8)	619.3		(43.5)	66.2	(1.2)

of which sovereigns	(115.2)	113.5		(1.7)	10.3	(2.4)

of which non-sovereigns	(547.6)	505.8		(41.8)	55.9	1.2

Multi-name instruments (CHF billion)

Investment grade [2]	(238.4)	215.1		(23.3)	14.5	(4.8)

Non-investment grade	(60.3)	55.9		(4.4)	16.1	(1.1)

Total multi-name instruments	(298.7)	271.0		(27.7)	30.6	(5.9)

of which sovereigns	(15.5)	14.7		(0.8)	0.7	(0.7)

of which non-sovereigns	(283.2)	256.3		(26.9)	29.9	(5.2)

Total instruments (CHF billion)

Investment grade [2]	(705.9)	665.2		(40.7)	63.5	(3.8)

Non-investment grade	(255.6)	225.1		(30.5)	33.3	(3.3)

Total instruments	(961.5)	890.3		(71.2)	96.8	(7.1)

of which sovereigns	(130.7)	128.2		(2.5)	11.0	(3.1)

of which non-sovereigns	(830.8)	762.1		(68.7)	85.8	(4.0)

1 Represents credit protection purchased with identical underlyings and recoveries. 2 Based on internal ratings of BBB and above. 3 Includes Clock Finance.

The following table reconciles the notional amount of credit derivatives included in the table “Fair value of derivative instruments” to the table “Credit protection sold/purchased”.
Credit derivatives
end of	2011

Credit derivatives (CHF billion)

Credit protection sold	991.4

Credit protection purchased	929.0

Other protection purchased	95.8

Other instruments	26.5	[1]

Total credit derivatives	2,042.7

1 Consists of certain cash collateralized debt obligations, TRS and other derivative instruments.

The segregation of the future payments by maturity range and underlying risk gives an indication of the current status of the potential for performance under the derivative contracts.
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total

2011 (CHF billion)

Single-name instruments	134.1	394.5	112.7	641.3

Multi-name instruments	58.7	202.4	89.0	350.1

Total instruments	192.8	596.9	201.7	991.4

2010 (CHF billion)

Single-name instruments	90.7	468.2	103.9	662.8

Multi-name instruments	27.3	227.0	44.4	298.7

Total instruments	118.0	695.2	148.3	961.5

Bank
Derivatives and hedging activities

> Refer to “Note 30 – Derivatives and hedging activities” in V – Consolidated financial statements – Credit Suisse Group for further information.
Hedge accounting
Cash flow hedges
As of the end of 2011, the maximum length of time over which the Bank hedged its exposure to the variability in future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, was 20 months.

Fair value of derivative instruments
	Trading			Hedging			[1]

end of 2011	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	7,210.5	4.5	4.2	0.0	0.0	0.0

Swaps	28,752.3	658.0	649.8	66.6	3.7	2.0

Options bought and sold (OTC)	2,902.5	65.9	66.3	0.0	0.0	0.0

Futures	2,534.5	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	962.3	0.4	0.3	0.0	0.0	0.0

Interest rate products	42,362.1	728.8	720.6	66.6	3.7	2.0

Forwards	2,125.5	29.4	30.6	17.4	0.1	0.0

Swaps	1,231.7	34.0	51.5	0.0	0.0	0.0

Options bought and sold (OTC)	829.9	12.3	12.6	0.0	0.0	0.0

Futures	25.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	3.7	0.0	0.0	0.0	0.0	0.0

Foreign exchange products	4,216.4	75.7	94.7	17.4	0.1	0.0

Forwards	16.2	1.4	1.5	0.0	0.0	0.0

Options bought and sold (OTC)	33.5	0.9	0.9	0.0	0.0	0.0

Precious metals products	49.7	2.3	2.4	0.0	0.0	0.0

Forwards	4.1	0.9	0.0	0.0	0.0	0.0

Swaps	211.4	5.8	5.8	0.0	0.0	0.0

Options bought and sold (OTC)	238.9	14.4	14.5	0.2	0.0	0.0

Futures	57.7	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	362.2	18.1	21.0	0.0	0.0	0.0

Equity/index-related products	874.3	39.2	41.3	0.2	0.0	0.0

Credit derivatives [2]	2,041.4	63.3	60.0	0.0	0.0	0.0

Forwards	8.7	0.9	0.8	0.0	0.0	0.0

Swaps	63.6	8.3	7.8	0.0	0.0	0.0

Options bought and sold (OTC)	29.9	2.2	1.7	0.0	0.0	0.0

Futures	177.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	63.2	3.9	3.8	0.0	0.0	0.0

Other products [3]	342.5	15.3	14.1	0.0	0.0	0.0

Total derivative instruments	49,886.4	924.6	933.1	84.2	3.8	2.0

The notional amount for derivative instruments (trading and hedging) was CHF 49,970.6 billion as of December 31, 2011.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments (continued)
	Trading			Hedging			[1]

end of 2010	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	8,073.9	6.3	5.9	0.0	0.0	0.0

Swaps	24,105.2	429.5	422.4	66.0	2.4	1.6

Options bought and sold (OTC)	2,420.1	44.9	46.1	0.0	0.0	0.0

Futures	2,765.7	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	1,365.6	0.5	0.3	0.0	0.0	0.0

Interest rate products	38,730.5	481.2	474.7	66.0	2.4	1.6

Forwards	2,053.6	35.2	37.7	19.4	0.4	0.1

Swaps	1,060.7	34.9	46.1	0.0	0.0	0.0

Options bought and sold (OTC)	794.7	14.3	15.0	0.0	0.0	0.0

Futures	13.5	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	5.6	0.1	0.1	0.0	0.0	0.0

Foreign exchange products	3,928.1	84.5	98.9	19.4	0.4	0.1

Forwards	15.5	1.6	1.4	0.0	0.0	0.0

Swaps	0.1	0.1	0.0	0.0	0.0	0.0

Options bought and sold (OTC)	24.8	0.7	0.8	0.0	0.0	0.0

Futures	0.5	0.0	0.0	0.0	0.0	0.0

Precious metals products	40.9	2.4	2.2	0.0	0.0	0.0

Forwards	6.2	1.1	0.1	0.0	0.0	0.0

Swaps	213.5	4.1	7.4	0.0	0.0	0.0

Options bought and sold (OTC)	279.2	15.2	16.5	0.0	0.0	0.0

Futures	77.9	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	387.1	17.0	17.9	0.0	0.0	0.0

Equity/index-related products	963.9	37.4	41.9	0.0	0.0	0.0

Credit derivatives [2]	1,989.5	49.5	46.6	0.0	0.0	0.0

Forwards	32.0	2.0	1.9	0.0	0.0	0.0

Swaps	100.9	14.1	15.7	0.0	0.0	0.0

Options bought and sold (OTC)	50.1	3.2	2.9	0.0	0.0	0.0

Futures	219.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	128.6	4.8	4.8	0.0	0.0	0.0

Other products [3]	531.4	24.1	25.3	0.0	0.0	0.0

Total derivative instruments	46,184.3	679.1	689.6	85.4	2.8	1.7

The notional amount for derivative instruments (trading and hedging) was CHF 46,269.7 billion as of December 31, 2010.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments (continued)
	2011		2010

end of	Positive replacement value (PRV)	Negative replacement value (NRV)	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Replacement values (trading and hedging) before netting agreements	928.4	935.1	681.9	691.3

Counterparty netting [1]	(836.4)	(836.4)	(603.0)	(603.0)

Cash collateral netting [1]	(36.3)	(37.9)	(28.4)	(29.5)

Replacement values (trading and hedging) after netting agreements	55.7	60.8	50.5	58.8

of which recorded in trading assets (PRV) and trading liabilities (NRV)	52.1	59.1	47.8	57.7

of which recorded in other assets (PRV) and other liabilities (NRV)	3.6	1.7	2.7	1.1

1 Netting was based on legally enforceable netting agreements.

Fair value hedges
in	2011	2010	2009

Gains/(losses) recognized in income on derivatives (CHF million)

Interest rate products	688	619	(628)

Foreign exchange products	20	21	3

Total	708	640	(625)

Gains/(losses) recognized in income on hedged items (CHF million)

Interest rate products	(728)	(603)	609

Foreign exchange products	(20)	(21)	(3)

Total	(748)	(624)	606

Details of fair value hedges (CHF million)

Net gains/(losses) on the ineffective portion	(40)	16	(19)

Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
in	2011		2010		2009

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Foreign exchange products	(5)		54		30

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products	31	[1]	27	[1]	13	[2]

Represents gains/(losses) on effective portion.
1 Included in commissions and fees. 2 Included in total operating expenses.

Net investment hedges
in	2011		2010		2009

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Interest rate products	0		8		12

Foreign exchange products	280		1,563		(1,401)

Total	280		1,571		(1,389)

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products	4	[1]	(4)	[1]	(21)	[2]

Total	4		(4)		(21)

Represents gains/(losses) on effective portion.
1 Included in other revenues. 2 Primarily included in discontinued operations.

The Bank includes all derivative instruments not included in hedge accounting relationships in its trading activities.
> Refer to “Note 8 – Trading revenues” for gains and losses on trading activities by product type.
Disclosures relating to contingent credit risk
> Refer to “Note 30 – Derivatives and hedging activities” in V – Consolidated financial statements – Credit Suisse Group for further information.
The following table provides the Bank’s current net exposure from contingent credit risk relating to derivative contracts with bilateral counterparties and special purpose entities (SPEs) that include credit support agreements, the related collateral posted and the additional collateral required in a one-notch and two-notch downgrade event, respectively. The table also includes derivative contracts with contingent credit risk features without credit support agreements that have accelerated termination event conditions. The current net exposure for derivative contracts with bilateral counterparties and contracts with accelerated termination event conditions is the aggregate fair value of derivative instruments that were in a net liability position. For SPEs, the current net exposure by contract may include amounts other than or in addition to the NRV of derivative instruments with credit risk-related contingent features.

Contingent credit risk
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total

2011 (CHF billion)

Current net exposure	17.0	2.0	0.7	19.7

Collateral posted	14.8	1.8	-	16.6

Additional collateral required in a one-notch downgrade event	0.2	1.6	0.0	1.8

Additional collateral required in a two-notch downgrade event	0.4	3.0	0.5	3.9

2010 (CHF billion)

Current net exposure	14.6	2.1	0.8	17.5

Collateral posted	13.0	2.0	-	15.0

Additional collateral required in a one-notch downgrade event	0.2	1.8	0.1	2.1

Additional collateral required in a two-notch downgrade event	0.4	3.2	0.4	4.0

Credit derivatives
Fair value of credit protection sold
The following tables do not include all credit derivatives and differ from the credit derivatives in the “Fair value of derivative instruments” table. This is due to the exclusion of certain credit derivative instruments under US GAAP, which defines a credit derivative as a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specified entity (or a group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit risk-related events specified in the contract.

Certain cash collateralized debt obligations (CDOs) and other instruments were excluded as they do not fall within the scope of US GAAP rules. Total return swaps (TRS) of CHF 4.8 billion were also excluded because a TRS does not expose the seller to potential loss from credit risk-related events specified in the contract. A TRS only provides protection against a loss in asset value and not against additional amounts as a result of specific credit events.

Credit protection sold/purchased
end of 2011	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold

Single-name instruments (CHF billion)

Investment grade [2]	(452.1)	432.3		(19.8)	55.6	(9.0)

Non-investment grade	(189.0)	179.4		(9.6)	16.7	(15.3)

Total single-name instruments	(641.1)	611.7		(29.4)	72.3	(24.3)

of which sovereigns	(134.7)	132.6		(2.1)	10.9	(8.1)

of which non-sovereigns	(506.4)	479.1		(27.3)	61.4	(16.2)

Multi-name instruments (CHF billion)

Investment grade [2]	(277.8)	253.1		(24.7)	14.5	(15.6)

Non-investment grade	(71.8)	64.1	[3]	(7.7)	9.0	(1.7)

Total multi-name instruments	(349.6)	317.2		(32.4)	23.5	(17.3)

of which sovereigns	(18.3)	17.5		(0.8)	0.9	(1.6)

of which non-sovereigns	(331.3)	299.7		(31.6)	22.6	(15.7)

Total instruments (CHF billion)

Investment grade [2]	(729.9)	685.4		(44.5)	70.1	(24.6)

Non-investment grade	(260.8)	243.5		(17.3)	25.7	(17.0)

Total instruments	(990.7)	928.9		(61.8)	95.8	(41.6)

of which sovereigns	(153.0)	150.1		(2.9)	11.8	(9.7)

of which non-sovereigns	(837.7)	778.8		(58.9)	84.0	(31.9)

end of 2010

Single-name instruments (CHF billion)

Investment grade [1]	(467.5)	450.1		(17.4)	49.0	1.0

Non-investment grade	(195.3)	169.2		(26.1)	17.2	(2.2)

Total single-name instruments	(662.8)	619.3		(43.5)	66.2	(1.2)

of which sovereigns	(115.2)	113.6		(1.6)	10.3	(2.4)

of which non-sovereigns	(547.6)	505.7		(41.9)	55.9	1.2

Multi-name instruments (CHF billion)

Investment grade [1]	(238.4)	215.1		(23.3)	14.5	(4.8)

Non-investment grade	(60.3)	55.9		(4.4)	16.1	(1.1)

Total multi-name instruments	(298.7)	271.0		(27.7)	30.6	(5.9)

of which sovereigns	(15.5)	14.7		(0.8)	0.7	(0.7)

of which non-sovereigns	(283.2)	256.3		(26.9)	29.9	(5.2)

Total instruments (CHF billion)

Investment grade [2]	(705.9)	665.2		(40.7)	63.5	(3.8)

Non-investment grade	(255.6)	225.1		(30.5)	33.3	(3.3)

Total instruments	(961.5)	890.3		(71.2)	96.8	(7.1)

of which sovereigns	(130.7)	128.3		(2.4)	11.0	(3.1)

of which non-sovereigns	(830.8)	762.0		(68.8)	85.8	(4.0)

1 Represents credit protection purchased with identical underlyings and recoveries. 2 Based on internal ratings of BBB and above. 3 Includes Clock Finance.

The following table reconciles the notional amount of credit derivatives included in the table “Fair value of derivative instruments” to the table “Credit protection sold/purchased”.
Credit derivatives
end of	2011

Credit derivatives (CHF billion)

Credit protection sold	990.7

Credit protection purchased	928.9

Other protection purchased	95.8

Other instruments	26.0	[1]

Total credit derivatives	2,041.4

1 Consists of certain cash collateralized debt obligations, TRS and other derivative instruments.

Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total

2011 (CHF billion)

Single-name instruments	134.2	394.3	112.6	641.1

Multi-name instruments	58.7	201.9	89.0	349.6

Total instruments	192.9	596.2	201.6	990.7

2010 (CHF billion)

Single-name instruments	90.7	468.2	103.9	662.8

Multi-name instruments	27.3	227.0	44.4	298.7

Total instruments	118.0	695.2	148.3	961.5

Guarantees and commitments	12 Months Ended
Dec. 31, 2011
Guarantees and commitments

Guarantees
In the ordinary course of business, guarantees are provided that contingently obligate Credit Suisse to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing or other contractual arrangement. The total gross amount disclosed within the Guarantees table reflects the maximum potential payment under the guarantees. The carrying value represents the Group’s current best estimate of payments that will be required under existing guarantee arrangements.

Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

2011 (CHF million)

Credit guarantees and similar instruments	3,273	2,062	1,106	907	7,348	6,613		50	2,455

Performance guarantees and similar instruments	5,598	1,674	1,317	1,715	10,304	9,394		73	3,381

Securities lending indemnifications	15,005	0	0	0	15,005	15,005		0	15,005

Derivatives [2]	27,593	12,953	5,137	5,710	51,393	51,393		3,650	–	[3]

Other guarantees	3,972	387	422	194	4,975	4,939		4	2,268

Total guarantees	55,441	17,076	7,982	8,526	89,025	87,344		3,777	23,109

2010 (CHF million)

Credit guarantees and similar instruments	3,413	1,525	1,033	1,437	7,408	6,922		512	4,357

Performance guarantees and similar instruments	6,627	2,157	1,213	2,109	12,106	10,840		100	4,317

Securities lending indemnifications	18,254	0	0	0	18,254	18,254		0	18,254

Derivatives [2]	35,804	19,292	6,486	4,061	65,643	65,643		2,246	–	[3]

Other guarantees	4,349	544	278	287	5,458	5,387		8	2,622

Total guarantees	68,447	23,518	9,010	7,894	108,869	107,046		2,866	29,550

1 Total net amount is computed as the gross amount less any participations. 2 Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments. 3 Collateral for derivatives accounted for as guarantees is not considered significant.

Credit guarantees and similar instruments
Credit guarantees and similar instruments are contracts that require the Group to make payments should a third party fail to do so under a specified existing credit obligation. The position includes standby letters of credit, commercial and residential mortgage guarantees and other guarantees associated with VIEs.

Standby letters of credit are made in connection with the corporate lending business and other corporate activities, where the Group provides guarantees to counterparties in the form of standby letters of credit, which represent obligations to make payments to third parties if the counterparties fail to fulfill their obligations under a borrowing arrangement or other contractual obligation.

Commercial and residential mortgage guarantees are made in connection with the Group’s commercial mortgage activities in the US, where the Group sells certain commercial and residential mortgages to the Federal National Mortgage Association (FNMA) and agrees to bear a percentage of the losses triggered by the borrowers failing to perform on the mortgage. The Group also issues guarantees that require it to reimburse FNMA for losses on certain whole loans underlying mortgage-backed securities issued by FNMA, which are triggered by borrowers failing to perform on the underlying mortgages.

The Group also provides guarantees to VIEs and other counterparties under which it may be required to buy assets from such entities upon the occurrence of certain triggering events such as rating downgrades and/or substantial decreases in fair value of those assets.

Performance guarantees and similar instruments
Performance guarantees and similar instruments are arrangements that require contingent payments to be made when certain performance-related targets or covenants are not met. Such covenants may include a customer’s obligation to deliver certain products and services or to perform under a construction contract. Performance guarantees are frequently executed as part of project finance transactions. The position includes private equity fund guarantees and guarantees related to residential mortgage securitization activities.

For private equity fund guarantees, the Group has provided investors in private equity funds sponsored by a Group entity guarantees on potential obligations of certain general partners to return amounts previously paid as carried interest to those general partners if the performance of the remaining investments declines. To manage its exposure, the Group generally withholds a portion of carried interest distributions to cover any repayment obligations. In addition, pursuant to certain contractual arrangements, the Group is obligated to make cash payments to certain investors in certain private equity funds if specified performance thresholds are not met.

Further, as part of the Group’s residential mortgage securitization activities in the US, the Group may guarantee the collection by the servicer and remittance to the securitization trust of prepayment penalties. The Group will have to perform under these guarantees in the event the servicer fails to remit the prepayment penalties.

Securities lending indemnifications
Securities lending indemnifications include arrangements in which the Group agreed to indemnify securities lending customers against losses incurred in the event that security borrowers do not return securities subject to the lending agreement and the collateral held is insufficient to cover the market value of the securities borrowed. As indicated in the Guarantees table, the Group was fully collateralized in respect of securities lending indemnifications.

Derivatives
Derivatives are issued in the ordinary course of business, generally in the form of written put options. Disclosures about derivative contracts are not required under US GAAP if such contracts may be cash settled and the Group has no basis to conclude it is probable that the counterparties held, at inception, the underlying instruments related to the derivative contracts. The Group has concluded that these conditions were met for certain active commercial and investment banks and certain other counterparties, and accordingly, the Group has not included such contracts as guarantees.

The Group manages its exposure to these derivatives by engaging in various hedging strategies to reduce its exposure. For some contracts, such as written interest rate caps or foreign exchange options, the maximum payout is not determinable as interest rates or exchange rates could theoretically rise without limit. For these contracts, notional amounts were disclosed in the table above in order to provide an indication of the underlying exposure. In addition, the Group carries all derivatives at fair value in the consolidated balance sheets and has considered the performance triggers and probabilities of payment when determining those fair values. It is more likely than not that written put options that are in-the-money to the counterparty will be exercised, for which the Group’s exposure was limited to the carrying value reflected in the table.

Other guarantees
Other guarantees include bankers’ acceptances, residual value guarantees, deposit insurance, contingent considerations in business combinations, the minimum value of an investment in mutual funds or private equity funds and all other guarantees that were not allocated to one of the categories above.

Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by FINMA or by compulsory liquidation of another deposit-taking bank, the Group’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Group’s banking subsidiaries in Switzerland, the Group’s share in the deposit insurance guarantee program for the period July 1, 2011 to June 30, 2012 is CHF 0.7 billion. These deposit insurance guarantees were reflected in other guarantees.

Representations and warranties on residential mortgage loans sold
In connection with Investment Banking’s sale of US residential mortgage loans, the Group has provided certain representations and warranties relating to the loans sold. The Group has provided these representations and warranties relating to sales of loans to: the US government-sponsored enterprises Fannie Mae and Freddie Mac (GSEs); institutional investors, primarily banks; and non-agency, or private label, securitizations. The loans sold are primarily loans that the Group has purchased from other parties. The scope of representations and warranties, if any, depends on the transaction, but can include: ownership of the mortgage loans and legal capacity to sell the loans; loan-to-value ratios and other characteristics of the property, the borrower and the loan; validity of the liens securing the loans and absence of delinquent taxes or related liens; conformity to underwriting standards and completeness of documentation; and origination in compliance with law. If it is determined that representations and warranties were breached, the Group may be required to repurchase the related loans or indemnify the investors to make them whole for losses. Whether the Group will incur a loss in connection with repurchases and make whole payments depends on: the extent to which claims are made; the validity of such claims (including the likelihood and ability to enforce claims); whether the Group can successfully claim against parties that sold loans to the Group and made representations and warranties to the Group; the residential real estate market, including the number of defaults; and whether the obligations of the securitization vehicles were guaranteed or insured by third parties.

The following tables present the total amount of residential mortgage loans sold during the period from January 1, 2004 to December 31, 2011 by counterparty type, the development of outstanding repurchase claims during the period from July 1, 2011 to December 31, 2011, the development of provisions for outstanding repurchase claims during the period January 1, 2011 to December 31, 2011 and the realized losses from the repurchase of residential mortgage loans sold.

Residential mortgage loans sold
Residential mortgage loans sold from January 1, 2004 to December 31, 2011 (USD billion)

Government-sponsored enterprises	8.2

Private investors [1]	22.1

Non-agency securitizations	128.5	[2]

Total	158.8

1 Primarily banks. 2 The outstanding balance of residential mortgage loans sold as of December 31, 2011 was USD 30.9 billion. The difference of the total balance of mortgage loans sold and the outstanding balance as of December 31, 2011 was attributable to borrower payments of USD 82.1 billion and losses of USD 15.5 billion due to loan defaults.

Residential mortgage loans sold – outstanding repurchase claims
	2011

	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total

Outstanding repurchase claims (USD million)

Balance as of July 1	60	487	1,084	1,631

New claims	29	10	1,160	1,199

Claims settled through repurchases	0	(1)	(4)	(5)	[1]

Other settlements	(8)	0	(3)	(11)	[2]

Total claims settled	(8)	(1)	(7)	(16)

Claims rescinded	(13)	(64)	(28)	(105)

Transfers to arbitration and litigation [3]	0	0	(1,966)	(1,966)

Balance as of December 31 [4]	68	432	243	743

1 Settled at a repurchase price of USD 5 million. 2 Settled at USD 9 million. 3 Refer to "Note 37 – Litigation" for repurchase claims that are in arbitration or litigation. 4 As of December 31, 2010, total outstanding repurchase claims were USD 473 million, of which USD 39 million, USD 434 million and USD 0 million related to government-sponsored enterprises, private investors and non-agency securitizations, respectively.

Provisions for outstanding repurchase claims
	2011

Provisions for outstanding repurchase claims (USD million) [1]

Balance as of January 1	29

Increase/(decrease) in provisions, net	47

Realized losses [2]	(17)

Balance as of December 31	59	[3]

1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 37 – Litigation" for further information. 2 Includes indemnifications paid to resolve loan repurchase claims. 3 Substantially all related to government-sponsored enterprises.

Losses from repurchase of residential mortgage loans sold
in	2011		2010		2009

Losses from repurchase of residential mortgage loans sold (USD million)

Realized losses	17	[1]	24	[2]	24	[2]

Includes indemnifications paid to resolve loan repurchase claims.
1 Primarily related to government-sponsored enterprises and non-agency securitizations. 2 Primarily related to government-sponsored enterprises.

Representations and warranties relating to residential mortgage loans sold to non-agency securitization vehicles are more limited in scope than those relating to residential mortgage loans sold to GSEs, and it can be more difficult to establish causation and standing in making a repurchase claim for breach of representations and warranties on residential mortgage loans sold in non-agency securitizations. The Group is involved in litigation relating to representations and warranties on residential mortgage loans sold.

> Refer to “Note 37 – Litigation” for further information.
Repurchase claims on residential mortgage loans sold that are, or become during the reporting period, subject to arbitration or litigation proceedings, are not included in the Guarantees and commitments disclosure of repurchase claims and related loss contingencies and provisions but are addressed in litigation and related loss contingencies and provisions.

Repurchase claims relating to residential mortgage loans sold may increase in the future based on the large number of defaults in residential mortgages, including those sold or securitized by the Group.

Disposal-related contingencies and other indemnifications
The Group has certain guarantees for which its maximum contingent liability cannot be quantified. These guarantees are not reflected in the table above and are discussed below.
Disposal-related contingencies
In connection with the sale of assets or businesses, the Group sometimes provides the acquirer with certain indemnification provisions. These indemnification provisions vary by counterparty in scope and duration and depend upon the type of assets or businesses sold. They are designed to transfer the potential risk of certain unquantifiable and unknowable loss contingencies, such as litigation, tax and intellectual property matters, from the acquirer to the seller. The Group closely monitors all such contractual agreements in order to ensure that indemnification provisions are adequately provided for in the Group’s consolidated financial statements.

Other indemnifications
The Group provides indemnifications to certain counterparties in connection with its normal operating activities, for which it is not possible to estimate the maximum amount that it could be obligated to pay. As a normal part of issuing its own securities, the Group typically agrees to reimburse holders for additional tax withholding charges or assessments resulting from changes in applicable tax laws or the interpretation of those laws. Securities that include these agreements to pay additional amounts generally also include a related redemption or call provision if the obligation to pay the additional amounts results from a change in law or its interpretation and the obligation cannot be avoided by the issuer taking reasonable steps to avoid the payment of additional amounts. Since such potential obligations are dependent on future changes in tax laws, the related liabilities the Group may incur as a result of such changes cannot be reasonably estimated. In light of the related call provisions typically included, the Group does not expect any potential liabilities in respect of tax gross-ups to be material.

The Group is a member of numerous securities exchanges and clearing houses and may, as a result of its membership arrangements, be required to perform if another member defaults. The Group has determined that it is not possible to estimate the maximum amount of these obligations and believes that any potential requirement to make payments under these arrangements is remote.

Lease commitments
Lease commitments (CHF million)

2012	601

2013	550

2014	470

2015	414

2016	379

Thereafter	2,145

Future operating lease commitments	4,559

Less minimum non-cancellable sublease rentals	418

Total net future minimum lease commitments	4,141

Rental expense for operating leases
in	2011	2010	2009

Rental expense for operating leases (CHF million)

Minimum rental expense	554	625	599

Sublease rental income	(97)	(123)	(125)

Total net expenses for operating leases	457	502	474

Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount		Total net amount	[1]	Collateral received

2011 (CHF million)

Irrevocable commitments under documentary credits	5,644	3	40	0	5,687		5,207		2,372

Loan commitments	157,701	19,988	35,755	7,116	220,560	[2]	215,343		144,278

Forward reverse repurchase agreements	28,885	0	0	0	28,885		28,885		28,885

Other commitments	1,457	405	872	874	3,608		3,608		33

Total other commitments	193,687	20,396	36,667	7,990	258,740		253,043		175,568

2010 (CHF million)

Irrevocable commitments under documentary credits	4,500	10	41	0	4,551		4,162		1,883

Loan commitments	153,759	35,459	12,234	8,101	209,553	[2]	202,999		142,425

Forward reverse repurchase agreements	51,968	0	0	0	51,968		51,968		51,968

Other commitments	1,375	833	1,095	557	3,860		3,860		55

Total other commitments	211,602	36,302	13,370	8,658	269,932		262,989		196,331

1 Total net amount is computed as the gross amount less any participations. 2 Included as of December 31, 2011 and 2010 were CHF 138,051 million and CHF 136,533 million, respectively, of unused credit limits which were revocable at the Group's sole discretion upon notice to the client.

Irrevocable commitments under documentary credits
Irrevocable commitments under documentary credits include exposures from trade finance related to commercial letters of credit under which the Group guarantees payments to exporters against presentation of shipping and other documents.

Loan commitments
Loan commitments include unused credit facilities that can be revoked at our sole discretion upon notice to the client. A small portion of total loan commitments is related to the leveraged finance business. Commitments to originate mortgage loans that will be held for sale are considered derivatives for accounting purposes and are not included in this disclosure. Such commitments are reflected as derivatives in the consolidated balance sheets.

Forward reverse repurchase agreements
Forward reverse repurchase agreements represent transactions in which the initial cash exchange of the reverse repurchase transactions takes place on specified future dates.
Other commitments
Other commitments include private equity commitments, firm commitments in underwriting securities, commitments arising from deferred payment letters of credit and from acceptances in circulation and liabilities for call and put options on shares and other equity instruments.

There are redeemable noncontrolling interests in the Group’s consolidated Brazilian subsidiary Credit Suisse Hedging-Griffo Investimentos S.A. The minority investors have the right to put their interest at a value that is based on a formula relating to the subsidiary’s performance. The put is exercisable by May 30, 2012 and, if exercised, would give the Group full control and ownership. The Group estimated the redemption value of the put to be BRL 1,209 million (CHF 609 million). The Group elected to accrete the value of the payment over 2011 and as of December 31, 2011, the estimated purchase price had been fully accrued in the balance of the redeemable noncontrolling interest in other liabilities and related commitments were released accordingly. In addition, the Group has a call option to acquire the noncontrolling interests by June 9, 2012.

Bank
Guarantees and commitments

Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

2011 (CHF million)

Credit guarantees and similar instruments	3,243	2,041	1,101	904	7,289	6,554		50	2,342

Performance guarantees and similar instruments	5,465	1,617	1,299	1,706	10,087	9,177		69	3,327

Securities lending indemnifications	15,005	0	0	0	15,005	15,005		0	15,005

Derivatives [2]	27,561	12,953	5,137	5,710	51,361	51,361		3,650	–	[3]

Other guarantees	3,623	353	417	182	4,575	4,539		4	1,795

Total guarantees	54,897	16,964	7,954	8,502	88,317	86,636		3,773	22,469

2010 (CHF million)

Credit guarantees and similar instruments	3,306	1,504	1,031	1,430	7,271	6,785		512	4,217

Performance guarantees and similar instruments	6,486	2,096	1,192	2,105	11,879	10,613		97	4,240

Securities lending indemnifications	18,254	0	0	0	18,254	18,254		0	18,254

Derivatives [2]	35,743	19,292	6,486	4,061	65,582	65,582		2,246	–	[3]

Other guarantees	4,016	504	274	279	5,073	5,003		7	2,183

Total guarantees	67,805	23,396	8,983	7,875	108,059	106,237		2,862	28,894

1 Total net amount is computed as the gross amount less any participations. 2 Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments. 3 Collateral for derivatives accounted for as guarantees is not considered significant.

Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by the Swiss Financial Market Supervisory Authority (FINMA) or by compulsory liquidation of another deposit-taking bank, the Group’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Bank, the Bank’s share in the deposit insurance guarantee program for the period July 1, 2011 to June 30, 2012 is CHF 0,6 billion. These deposit insurance guarantees were reflected in other guarantees.

Representations and warranties on residential mortgage loans sold
In connection with Investment Banking’s sale of US residential mortgage loans, the Group has provided certain representations and warranties relating to the loans sold.
The following tables present the total amount of residential mortgage loans sold during the period from January 1, 2004 to December 31, 2011 by counterparty type, the outstanding repurchase claims during the period July 1, 2011 to December 31, 2011, the development of provisions for outstanding repurchase claims during the period January 1, 2011 to December 31, 2011 and the realized losses from the repurchase of residential mortgage loans sold.

Residential mortgage loans sold
Residential mortgage loans sold from January 1, 2004 to December 31, 2011 (USD billion)

Government-sponsored enterprises	8.2

Private investors [1]	22.1

Non-agency securitizations	128.5	[2]

Total	158.8

1 Primarily banks. 2 The outstanding balance of residential mortgage loans sold as of December 31, 2011 was USD 30.9 billion. The difference of the total balance of mortgage loans sold and the outstanding balance as of December 31, 2011 was attributable to borrower payments of USD 82.1 billion and losses of USD 15.5 billion due to loan defaults.

Residential mortgage loans sold – repurchase claims
	2011

	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total

Outstanding repurchase claims (USD million)

Balance as of July 1	60	487	1,084	1,631

New claims	29	10	1,160	1,199

Claims settled through repurchases	0	(1)	(4)	(5)	[1]

Other settlements	(8)	0	(3)	(11)	[2]

Total claims settled	(8)	(1)	(7)	(16)

Claims rescinded	(13)	(64)	(28)	(105)

Transfers to arbitration and litigation [3]			(1,966)	(1,966)

Balance as of December 31 [4]	68	432	243	743

1 Settled at a repurchase price of USD 5 million. 2 Settled at USD 9 million. 3 Refer to "Note 35 – Litigation" for repurchase claims that are in arbitration or litigation. 4 As of December 31, 2010, total outstanding repurchase claims were USD 473 million, of which USD 39 million, USD 434 million and USD 0 million related to government-sponsered enterprises, private investors and non-agency securitizations, respectively.

Residential mortgage loans sold – provisions for outstanding repurchase claims
	2011

Provisions for outstanding repurchase claims (USD million) [1]

Balance as of January 1	29

Increase/(decrease) in provisions, net	47

Realized losses [2]	(17)

Balance as of December 31	59	[3]

1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 35 – Litigation" for further information. 2 Includes indemnifications paid to resolve loan repurchase claims. 3 Substantially all related to government-sponsored enterprises.

Losses from repurchase of residential mortgage loans sold
in	2011		2010		2009

Losses from repurchase of residential mortgage loans sold (USD million)

Realized losses	17	[1]	24	[2]	24	[2]

Includes indemnifications paid to resolve loan repurchase claims.
1 Primarily related to government-sponsored enterprises and non-agency securitizations. 2 Primarily related to government-sponsored enterprises.

Lease commitments
Lease commitments (CHF million)

2012	570

2013	521

2014	444

2015	393

2016	361

Thereafter	1,941

Future operating lease commitments	4,230

Less minimum non-cancellable sublease rentals	416

Total net future minimum lease commitments	3,814

Rental expense for operating leases
in	2011	2010	2009

Rental expense for operating leases (CHF million)

Minimum rental expense	530	605	577

Sublease rental income	(96)	(122)	(125)

Total net expenses for operating leases	434	483	452

Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount		Total net amount	[1]	Collateral received

2011 (CHF million)

Irrevocable commitments under documentary credits	5,638	3	40	0	5,681		5,201		2,371

Loan commitments	147,537	19,951	35,746	7,108	210,342	[2]	205,125		136,511

Forward reverse repurchase agreements	28,885	0	0	0	28,885		28,885		28,885

Other commitments	1,429	405	872	872	3,578		3,578		33

Total other commitments	183,489	20,359	36,658	7,980	248,486		242,789		167,800

2010 (CHF million)

Irrevocable commitments under documentary credits	4,489	10	41	0	4,540		4,151		1,882

Loan commitments	144,297	35,431	12,232	8,088	200,048	[2]	193,495		133,211

Forward reverse repurchase agreements	51,968	0	0	0	51,968		51,968		51,968

Other commitments	1,347	832	1,096	554	3,829		3,829		53

Total other commitments	202,101	36,273	13,369	8,642	260,385		253,443		187,114

1 Total net amount is computed as the gross amount less any participations. 2 Included as of December 31, 2011 and 2010 were CHF 128,058 million and CHF 127,241 million, respectively, of unused credit limits which were revocable at the Bank's sole discretion upon notice to the client.

There are redeemable noncontrolling interests in the Bank’s consolidated Brazilian subsidiary Credit Suisse Hedging-Griffo Investimentos S.A. The minority investors have the right to put their interest at a value that is based on a formula relating to the subsidiary’s performance. The put is exercisable by May 30, 2012 and, if exercised, would give the Bank full control and ownership. The Bank estimated the redemption value of the put to be BRL 1,209 million (CHF 609 million). The Bank elected to accrete the value of the payment over 2011 and as of December 31, 2011, the estimated purchase price had been fully accrued in the balance of the redeemable noncontrolling interest in other liabilities and related commitments were released accordingly. In addition, the Bank has a call option to acquire the noncontrolling interests by June 9, 2012.

> Refer to “Note 31 – Guarantees and commitments” in V – Consolidated financial statements – Credit Suisse Group for further information.

Transfers of financial assets and variable interest entities	12 Months Ended
Dec. 31, 2011
Transfers of financial assets and variable interest entities

In the normal course of business, the Group enters into transactions with, and makes use of, SPEs. An SPE is an entity in the form of a trust or other legal structure designed to fulfill a specific limited need of the company that organized it and is generally structured to isolate the SPE’s assets from creditors of other entities, including the Group. The principal uses of SPEs are to assist the Group and its clients in securitizing financial assets and creating investment products. The Group also uses SPEs for other client-driven activity, such as to facilitate financings, and Group tax or regulatory purposes.

Transfers of financial assets
Securitizations
The majority of the Group’s securitization activities involve mortgages and mortgage-related securities and are predominantly transacted using SPEs. In a typical securitization, the SPE purchases assets financed by proceeds received from the SPE’s issuance of debt and equity instruments, certificates, CP and other notes of indebtedness. These assets and liabilities are recorded on the balance sheet of the SPE and not reflected on Group’s consolidated balance sheet, unless either the Group sold the assets to the entity and the accounting requirements for sale were not met or the Group consolidates the SPE.

The Group purchases commercial and residential mortgages for the purpose of securitization and sells these mortgage loans to SPEs. These SPEs issue commercial mortgage-backed securities (CMBS), residential mortgage-backed securities (RMBS) and ABS that are collateralized by the assets transferred to the SPE and that pay a return based on the returns on those assets. Investors in these mortgage-backed securities or ABS typically have recourse to the assets in the SPEs, unless a third-party guarantee has been received to further enhance the creditworthiness of the assets. The investors and the SPEs have no recourse to the Group’s assets. The Group is typically an underwriter of, and makes a market in, these securities.

The Group also transacts in re-securitizations of previously issued RMBS securities. Typically, certificates issued out of an existing securitization vehicle are sold into a newly created and separate securitization vehicle. Often, these re-securitizations are initiated in order to repackage an existing security to give the investor a higher rated tranche.

The Group also purchases loans and other debt obligations from clients, which are then sold by the Group directly or indirectly to SPEs that issue CDOs. The Group structures, underwrites and makes a market in these CDOs. CDOs are collateralized by the assets transferred to the CDO vehicle and pay a return based on the returns on those assets. Investors typically only have recourse to the collateral of the CDO and do not have recourse to the Group’s assets.

When the Group transfers assets into an SPE, it must assess whether that transfer is accounted for as a sale of the assets. Transfers of assets may not meet sale requirements if the assets have not been legally isolated from the Group and/or if the Group’s continuing involvement is deemed to give it effective control over the assets. If the transfer is not deemed a sale, it is instead accounted for as a secured borrowing, with the transferred assets as collateral.

As a result of the issuance of new guidance effective January 1, 2010, the Group lost sale accounting treatment for certain asset transfers and for certain transfers of portions of assets that do not meet the definition of participating interests. The impact of this change in accounting guidance did not have a material impact on the Group’s financial condition, result of operations or cash flow.

Gains and losses on securitization transactions depend, in part, on the carrying values of mortgages and CDOs involved in the transfer and are allocated between the assets sold and any beneficial interests retained according to the relative fair values at the date of sale.

The following table provides the gains or losses and proceeds from the transfer of assets relating to 2011, 2010 and 2009 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with the cash flows between the Group and the SPEs used in any securitizations in which the Group still has continuing involvement as of the end of 2011, 2010 and 2009, regardless of when the securitization occurred.

Securitizations
in	2011	2010	2009

Gains and cash flows (CHF million)

CMBS
Net gain [1]	6	13	0

Proceeds from transfer of assets	974	523	144

Servicing fees	1	1	1

Cash received on interests that continue to be held	205	150	244

RMBS
Net gain [1]	65	214	194

Proceeds from transfer of assets	30,695	52,308	34,246

Purchases of previously transferred financial assets or their underlying collateral	(4)	0	(46)

Servicing fees	3	6	6

Cash received on interests that continue to be held	382	488	329

ABS [2]
Net gain [1]	0	0	19

Proceeds from transfer of assets	0	0	104

Purchases of previously transferred financial assets or their underlying collateral	0	0	(18)

Cash received on interests that continue to be held	4	6	18

CDO
Net gain [1]	25	69	107

Proceeds from transfer of assets	988	2,952	2,374

Purchases of previously transferred financial assets or their underlying collateral [3]	(206)	(1,823)	(1,850)

Cash received on interests that continue to be held	32	157	13

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral are the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans. 2 Primarily home equity loans. 3 Represents market-making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Other asset-based financing arrangements
The Group also uses SPEs for other client-driven activity and for Group tax or regulatory purposes. These activities include various leveraged finance, repack and other types of structures.
Leveraged finance structures are used to assist in the syndication of certain loans held by the Group. Typically, a third-party private equity sponsor will establish a SPE which in turn will purchase a loan from the Group. The debt (loan facility) provided by the Group has recourse only to the assets held within the SPE.

Repack structures are designed to give a client collateralized exposure to specific cash flows or credit risk. Typically, the SPE structure will issue notes to the client, enter into a derivative through which the desired exposure is introduced and then collateral will be purchased from the Group.

Other types of structures in this category include life insurance structures, emerging market structures set up for financing, loan participation or loan origination purposes and other alternative structures created for the purpose of investing in venture capital-like investments.

The following table provides the gains or losses and proceeds from the transfer of assets relating to 2011, 2010 and 2009 transfers (which were not securitizations) treated as sales, along with the cash flows between the Group and the SPEs used in such transfers in which the Group had continuing involvement as of the end of 2011, 2010 and 2009, regardless of when the transfer of assets occurred.

Other asset-backed financing activities
in	2011	2010	2009

Gains and cash flows (CHF million)

Net gain/(loss) [1]	(1)	16	12

Proceeds from transfer of assets [2]	280	1,424	3,494

Purchases of previously transferred financial assets or their underlying collateral	(50)	(696)	(219)

Servicing fees	1	0	0

Cash received on interests that continue to be held	665	1,376	1,422

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the other asset-backed financing activity. The gains or losses on the sale of the collateral are the difference between the fair value on the day prior to the other asset-backed financing activity pricing date and the sale price of the loans. 2 Primarily home equity loans.

The Group does not retain material servicing responsibilities from securitizations or other asset-backed financing activities.
Continuing involvement in transferred financial assets
The Group may have continuing involvement in the financial assets that are transferred to an SPE, regardless of whether the transfer was accounted for as a sale or a secured borrowing, which may take several forms, including, but not limited to, servicing, recourse and guarantee arrangements, agreements to purchase or redeem transferred assets, derivative instruments, pledges of collateral and beneficial interests in the transferred assets. Beneficial interests, which are valued at fair value, include rights to receive all or portions of specified cash inflows received by an SPE, including, but not limited to, senior and subordinated shares of interest, principal, or other cash inflows to be “passed through” or “paid through”, premiums due to guarantors, CP obligations, and residual interests, whether in the form of debt or equity.

The Group’s exposure resulting from continuing involvement in transferred financial assets is generally limited to beneficial interests typically held by the Group in the form of instruments issued by SPEs that are senior, subordinated or residual tranches. These instruments are held by the Group typically in connection with underwriting or market-making activities and are included in trading assets in the consolidated balance sheets. Any changes in the fair value of these beneficial interests are recognized in the consolidated statements of operations.

Investors usually have recourse to the assets in the SPE and often benefit from other credit enhancements, such as collateral accounts, or from liquidity facilities, such as lines of credit or liquidity put option of asset purchase agreements. The SPE may also enter into a derivative contract in order to convert the yield or currency of the underlying assets to match the needs of the SPE investors, or to limit or change the credit risk of the SPE. The Group may be the provider of certain credit enhancements as well as the counterparty to any related derivative contract.

The following table provides the outstanding principal balance of assets to which the Group continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of the end of 2011 and 2010, regardless of when the transfer of assets occurred.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2011	2010

CHF million

CMBS
Principal amount outstanding	35,487	45,129

Total assets of SPE	52,536	65,667

RMBS
Principal amount outstanding	91,242	79,077

Total assets of SPE	95,297	85,556

ABS
Principal amount outstanding	3,023	4,171

Total assets of SPE	3,023	4,171

CDO
Principal amount outstanding	20,729	29,275

Total assets of SPE	20,729	29,279

Other asset-backed financing activities
Principal amount outstanding	11,481	10,770

Total assets of SPE	11,555	10,770

Principal amounts outstanding relate to assets transferred from the Goup and do not include principle amounts for assets transferred from third parties.

Fair value of beneficial interests
The fair value measurement of the beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement is determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Group may utilize to hedge the inherent risks.

Key economic assumptions at the time of transfer
In January 2010, the FASB amended the disclosure requirements for the Group’s reporting of the fair value of beneficial interests retained at the time of transfer. Further, the beneficial interests are categorized according to their fair value hierarchy levels.

> Refer to “Fair value of Financial instruments” in Note 33 – Financial instruments for further information on fair value hierarchy.
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	2011						2010

at time of transfer in			CMBS			RMBS			CMBS			RMBS

CHF million, except where indicated

Fair value of beneficial interests			57			5,095			79			3,110

of which level 2			42			4,695			79			2,751

of which level 3			15			399			0			359

Weighted-average life, in years			7.2			5.4			6.4			7.7

Prepayment speed assumption (rate per annum), in % [1]			15.0	9.0	–	34.9			–	0.0	–	43.7

Cash flow discount rate (rate per annum), in % [2]	2.9	–	10.6	0.5	–	71.2	5.5	–	10.2	0.0	–	70.1

Expected credit losses (rate per annum), in %	1.2	–	9.3	0.3	–	71.0	3.2	–	8.0	0.0	–	71.5

Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 2 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions as of the reporting date
The following tables provide the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of the end of 2011 and 2010.
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
end of 2011			CMBS	[1]			RMBS	ABS			CDO	[2]			Other asset- backed financing activities

CHF million, except where indicated

Fair value of beneficial interests			342				2,960	10			244				1,500

of which non-investment grade			133				688	10			42				1,461

Weighted-average life, in years			4.1				5.3	18.9			2.9				2.4

Prepayment speed assumption (rate per annum), in % [3]			–		0.1	–	30.0	–			–				–

Impact on fair value from 10% adverse change			–				(44.2)	–			–				–

Impact on fair value from 20% adverse change			–				(86.6)	–			–				–

Cash flow discount rate (rate per annum), in % [4]	2.3	–	50.1		0.3	–	49.1	–	2.6	–	58.7		0.7	–	12.8

Impact on fair value from 10% adverse change			(30.5)				(94.4)	–			(3.9)				(4.3)

Impact on fair value from 20% adverse change			(36.2)				(151.9)	–			(7.3)				(8.6)

Expected credit losses (rate per annum), in %	1.9	–	49.0		0.9	–	48.9	–	5.4	–	31.8		9.5	–	12.2

Impact on fair value from 10% adverse change			(29.8)				(83.6)	–			(2.7)				(4.1)

Impact on fair value from 20% adverse change			(34.8)				(131.5)	–			(5.1)				(8.1)

end of 2010			CMBS	[1]			RMBS			ABS			CDO	[2]			Other asset- backed financing activities

CHF million, except where indicated

Fair value of beneficial interests			412				1,694			22			262				2,440

of which non-investment grade			25				1,070			22			35				2,397

Weighted-average life, in years			3.4				6.9			11.4			1.8				3.7

Prepayment speed assumption (rate per annum), in % [3]			–		0.2	–	35.8	0.0	–	4.1			–				–

Impact on fair value from 10% adverse change			–				(38.8)			(0.1)			–				–

Impact on fair value from 20% adverse change			–				(78.1)			(0.3)			–				–

Cash flow discount rate (rate per annum), in % [4]	2.2	–	40.3		2.2	–	52.5	7.5	–	28.0	0.7	–	29.2		0.8	–	7.8

Impact on fair value from 10% adverse change			(13.7)				(61.8)			(1.0)			(1.3)				(4.6)

Impact on fair value from 20% adverse change			(26.6)				(117.6)			(1.8)			(2.6)				(9.3)

Expected credit losses (rate per annum), in %	1.8	–	40.2		1.5	–	49.9	3.6	–	24.9	0.8	–	27.6		6.6	–	13.3

Impact on fair value from 10% adverse change			(9.8)				(48.2)			(0.6)			(0.8)				(4.1)

Impact on fair value from 20% adverse change			(19.2)				(92.1)			(1.2)			(1.5)				(8.4)

1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 2 CDOs are generally structured to be protected from prepayment risk. 3 PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 4 The rate is based on the weighted-average yield on the beneficial interests.

These sensitivities are hypothetical and do not reflect economic hedging activities. Changes in fair value based on a 10% or 20% variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, the effect of a variation in a particular assumption on the fair value of the beneficial interests is calculated without changing any other assumption. In practice, changes in one assumption may result in changes in other assumptions (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.

Secured borrowings
The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of the end of 2011 and 2010.
> Refer to “Note 34 – Asset pledged or assigned” for further information.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2011	2010

CHF million

CMBS
Other assets	664	602

Liability to SPE, included in Other liabilities	(664)	(602)

RMBS
Other assets	12	58

Liability to SPE, included in Other liabilities	(12)	(58)

ABS
Trading assets	43	19

Other assets	1,268	1,341

Liability to SPE, included in Other liabilities	(1,312)	(1,360)

CDO
Trading assets	40	203

Other assets	206	171

Liability to SPE, included in Other liabilities	(246)	(374)

Other asset-backed financing activities
Trading assets	1,768	1,381

Other assets	0	29

Liability to SPE, included in Other liabilities	(1,768)	(1,410)

Variable interest entities
As a normal part of its business, the Group engages in various transactions that include entities that are considered VIEs and are broadly grouped into three primary categories: CDOs, CP conduits and financial intermediation. VIEs are SPEs that typically either lack sufficient equity to finance their activities without additional subordinated financial support or are structured such that the holders of the voting rights do not substantively participate in the gains and losses of the entity. VIEs may be sponsored by the Group, unrelated third parties or clients. Such entities are required to be assessed for consolidation, compelling the primary beneficiary to consolidate the VIE. As a result of the issuance of new guidance, the FASB changed the method of analyzing whether to consolidate the VIE. The model now requires an entity to determine whether it has the power to direct the activities that most significantly affect the economics of the VIE as well as whether the reporting entity has potentially significant benefits or losses in the VIE. This is in contrast to the previous consolidation model for VIEs, which only considered whether an entity absorbed the majority of the risk and/or rewards of the VIE. In addition, the primary beneficiary must be re-evaluated on an ongoing basis, whereas previously reconsideration of the primary beneficiary was only required when specified reconsideration events occurred.

Consequently, the Group consolidated certain VIEs and former qualifying SPEs with which it had involvement. The Group elected the fair value option upon transition for all of the financial assets and liabilities of the VIEs and former qualifying SPEs.

> Refer to “Note 33 – Financial instruments” – Fair value options for further information.
Application of the requirements for consolidation of VIEs may require the exercise of significant management judgment. In the event consolidation of a VIE is required, the exposure to the Group is limited to that portion of the VIE’s assets attributable to any variable interest held by the Group prior to any risk management activities to hedge the Group’s net exposure. Any interests held in the VIE by third parties, even though consolidated by the Group, will not typically impact its results of operations.

Transactions with VIEs are generally executed to facilitate securitization activities or to meet specific client needs, such as providing liquidity or investing opportunities, and, as part of these activities, the Group may hold interests in the VIEs. Securitization-related transactions with VIEs involve selling or purchasing assets as well as possibly entering into related derivatives with those VIEs, providing liquidity, credit or other support. Other transactions with VIEs include derivative transactions in the Group’s capacity as the prime broker. The Group also enters into lending arrangements with VIEs for the purpose of financing projects or the acquisition of assets. Typically, the VIE’s assets are restricted in nature in that they are held primarily to satisfy the obligations of the entity. Further, the Group is involved with VIEs which were formed for the purpose of offering alternative investment solutions to clients. Such VIEs relate primarily to private equity investments, fund-linked vehicles or funds of funds, where the Group acts as structurer, manager, distributor, broker, market maker or liquidity provider.

As a consequence of these activities, the Group holds variable interests in VIEs. Such variable interests consist of financial instruments issued by VIEs and which are held by the Group, certain derivatives with VIEs or loans to VIEs. Guarantees issued by the Group to or on behalf of VIEs may also qualify as variable interests. For such guarantees, including derivatives that act as guarantees, the notional amount of the respective guarantees are presented to represent the exposure. In general, investors in consolidated VIEs do not have recourse to the Group in the event of a default, except where a guarantee was provided to the investors or where the Group is the counterparty to a derivative transaction involving VIEs.

Total assets of consolidated and non-consolidated VIEs for which the Group has involvement represent the total assets of the VIEs even though the Group’s involvement may be significantly less due to interests held by third-party investors. The asset balances for non-consolidated VIEs where the Group has significant involvement represent the most current information available to the Group regarding the remaining principal balance of assets owned. In most cases, the asset balances represent an amortized cost basis without regards to impairments in fair value, unless fair value information is readily available.

The Group’s maximum exposure to loss is different from the carrying value of the assets of the VIE. This maximum exposure to loss consists of the carrying value of the Group variable interests held as trading assets, derivatives and loans and the notional amount of guarantees to VIEs, rather than the amount of total assets of the VIEs. The maximum exposure to loss does not reflect the Group’s risk management activities, including effects from financial instruments that the Group may utilize to economically hedge the risks inherent in these VIEs. The economic risks associated with VIE exposures held by the Group, together with all relevant risk mitigation initiatives, are included in the Group’s risk management framework.

The Group has not provided financial or other support to consolidated or non-consolidated VIEs that it was not contractually required to provide.
Collateralized debt obligations
The Group engages in CDO transactions to meet client and investor needs, earn fees and sell financial assets. The Group may act as underwriter, placement agent or asset manager and may warehouse assets prior to the closing of a transaction. As part of its structured finance business, the Group purchases loans and other debt obligations from and on behalf of clients for the purpose of securitization. The loans and other debt obligations are sold to VIEs, which in turn issue CDOs to fund the purchase of assets such as investment grade and high yield corporate debt instruments.

Typically, the collateral manager in a managed CDO is deemed to be the entity that has the power to direct the activities that most affect the economics of the entity. In a static CDO this “power” role is more difficult to analyze and may be the sponsor of the entity or the CDS counterparty.

CDOs provide credit risk exposure to a portfolio of ABS (cash CDOs) or a reference portfolio of securities (synthetic CDOs). Cash CDO transactions hold actual securities whereas synthetic CDO transactions use CDS to exchange the underlying credit risk instead of using cash assets. The Group may also act as a derivative counterparty to the VIEs, which are typically not variable interests, and may invest in portions of the notes or equity issued by the VIEs. The CDO entities may have actively managed portfolios or static portfolios.

The securities issued by these VIEs are payable solely from the cash flows of the related collateral, and third-party creditors of these VIEs do not have recourse to the Group in the event of default.
The Group’s exposure in CDO transactions is typically limited to interests retained in connection with its underwriting or market-making activities. Unless the Group has been deemed to have “power” over the entity and these interests are potentially significant, the Group is not the primary beneficiary of the vehicle and does not consolidate the entity. The Group’s maximum exposure to loss does not include any effects from financial instruments used to economically hedge the risks of the VIEs.

Commercial paper conduit
The Group continues to act as the administrator and provider of liquidity and credit enhancement facilities for one asset-backed CP conduit, Alpine, a client-focused multi-seller conduit vehicle. Alpine publishes portfolio and asset data and submits its portfolio to a rating agency for public ratings based on the cash flows of the portfolio taken as a whole. This CP conduit purchases assets, primarily loans and receivables, from clients and finances such purchases through the issuance of CP backed by these assets. For an asset to qualify for acquisition by the CP conduit, it must be rated at least investment grade after giving effect to the related asset-specific credit enhancement primarily provided by the client seller of the asset. The clients provide credit support to investors of the CP conduit in the form of over-collateralization and other asset-specific enhancements. Further, an unaffiliated investor retains a limited first-loss position in Alpine’s entire portfolio. The Group does not have any ownership interest in Alpine. However, the Group, as administrator and liquidity and credit enhancement facilities provider, has significant exposure and power over the activities of Alpine. Effective January 1, 2010, the Group was deemed the primary beneficiary of Alpine and consolidated it in accordance with the new guidance.

The overall average maturity of the conduit’s outstanding CP was approximately 18 days and 12 days as of December 31, 2011 and 2010, respectively. As of December 31, 2011 and 2010, Alpine had the highest short-term ratings from Moody’s and Dominion Bond Rating Service and was rated A-1 by Standard & Poors and F-1 by Fitch. In October 2011, Fitch adjusted the outlook for Alpine to a negative rating watch. In December 2011, Fitch downgraded the ratings assigned to Alpine and removed it from the negative rating watch. The majority of Alpine’s purchased assets were highly rated loans or receivables in the consumer sector, including auto loans or leases, student loans and credit card receivables. As of December 31, 2011 and 2010, those assets had an average rating of AA, based on the lowest of each asset’s external or internal rating, and an average maturity of 2.5 years and 3.5 years as of December 31, 2011 and 2010, respectively.

The Group’s commitment to this CP conduit consists of obligations under liquidity agreements and a program-wide credit enhancement agreement. The liquidity agreements are asset-specific arrangements, which require the Group to purchase assets from the CP conduit in certain circumstances, including a lack of liquidity in the CP market such that the CP conduit cannot refinance its obligations or, in some cases, a default of an underlying asset. The Group may, at its discretion, purchase assets that fall below investment grade in order to support the CP conduit. In both circumstances, the asset-specific credit enhancements provided by the client seller of the assets and the first-loss investor’s respective exposures to those assets remain unchanged. In entering into such agreements, the Group reviews the credit risk associated with these transactions on the same basis that would apply to other extensions of credit. The program-wide credit enhancement agreement with the CP conduit would absorb potential defaults of the assets, but is senior to the credit protection provided by the client seller of assets and the first-loss investor.

The Group believes that the likelihood of incurring a loss equal to the maximum exposure is remote because the assets held by the CP conduit, after giving effect to related asset-specific credit enhancement primarily provided by the clients, are classified as investment grade. The Group’s economic risks associated with the purchased assets of the CP conduit are included in the Group’s risk management framework including counterparty, economic capital and scenario analysis.

Financial intermediation
The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients.
The Group considers the likelihood of incurring a loss equal to the maximum exposure to be remote because of the Group’s risk mitigation efforts, including, but not limited to, economic hedging strategies and collateral arrangements. The Group’s economic risks associated with consolidated and non-consolidated VIE exposures arising from financial intermediation, together with all relevant risk mitigation initiatives, are included in the Group’s risk management framework.

Financial intermediation consists of securitizations, funds, loans, and other vehicles.
Securitizations
Securitizations are primarily CMBS, RMBS and ABS vehicles. The Group acts as an underwriter, market maker, liquidity provider, derivative counterparty and/or provider of credit enhancements to VIEs related to certain securitization transactions.

The maximum exposure to loss is the carrying value of the loan securities and derivative positions that are variable interests, if any, plus the exposure arising from any credit enhancements the Group provided. The Group’s maximum exposure to loss does not include any effects from financial instruments used to economically hedge the risks of the VIEs.

The activities that have the most significant impact on the securitization vehicle are the decisions relating to defaulted loans, which are controlled by the servicer. The party that controls the servicing has the ability to make decisions that significantly affect the result of the activities of the securitization vehicle. If a securitization vehicle has multiple parties that control servicing over specific assets, the Group determines it has power when it has control over the servicing of greater than 50% of the assets in the securitization vehicle. When a servicer or its related party also has an economic interest that has the potential to absorb a significant portion of the gains and/or losses, it will be deemed the primary beneficiary and consolidate the vehicle. If the Group determines that it controls the relevant servicing, it then determines if it has the obligation to absorb losses from or the right to receive benefits of the securitization vehicle that could potentially be significant to the vehicle, primarily by evaluating the amount and nature of securities issued by the vehicle that it holds. Factors considered in this analysis include the level of subordination of the securities held as well as the size of the position, based on the percentage of the class of securities and the total deal classes of securities issued. The more subordinated the level of securities held, the more likely it is that the Group will be the primary beneficiary. This consolidation analysis is performed each reporting period based on changes in inventory and the levels of assets remaining in the securitization. The Group typically consolidates securitization vehicles when it is the servicer and has holdings stemming from its role as underwriter. Short-term market making holdings in vehicles are not typically considered to be potentially significant for the purposes of this assessment.

In the case of re-securitizations of previously issued RMBS securities, the re-securitization vehicles are passive in nature and do not have any significant ongoing activities that require management, and decisions relating to the design of the securitization transaction at its inception is the key power relating to the vehicle. Activities at inception include selecting the assets and determination of the capital structure. The power over a re-securitization vehicle is typically shared between the Group and the investor(s) involved in the design and creation of the vehicle. The Group concludes that it is the primary beneficiary of a re-securitization vehicle when it owns substantially all of the bonds issued from the vehicle.

Funds
Funds include investment structures such as mutual funds, funds of funds, private equity funds and fund-linked products where the investors’ interest is typically in the form of debt rather than equity, thereby making them VIEs. The Group may have various relationships with such VIEs in the form of structurer, investment advisor, investment manager, administrator, custodian, underwriter, placement agent, market maker and/or as prime broker. These activities include the use of VIEs in structuring fund-linked products, hedge funds of funds or private equity investments to provide clients with investment opportunities in alternative investments. In such transactions, a VIE holds underlying investments and issues securities that provide the investors with a return based on the performance of those investments.

The maximum exposure to loss consists of the fair value of instruments issued by such structures that are held by the Group as a result of underwriting or market-making activities, financing provided to the vehicles and the Group’s exposure resulting from principal protection and redemptions features. The investors typically retain the risk of loss on such transactions, but for certain fund types, the Group may provide principal protection on the securities to limit the investors’ exposure to downside market risk. The Group’s maximum exposure to loss does not include any effects from financial instruments used to economically hedge the risk of the VIEs.

Funds have been deferred from the application of the recent FASB guidance. Rather than the revised consolidation model which incorporated power and the potential to absorb significant risk and rewards, the previous consolidation model was used which resulted in the Group being the primary beneficiary and consolidating the funds if it held more than 50% of their outstanding issuances.

Loans
Loans are single-financing vehicles where the Group provides financing for specified assets or business ventures and the respective owner of the assets or manager of the businesses provides the equity in the vehicle. These tailored lending arrangements are established to purchase, lease or otherwise finance and manage clients’ assets.

The maximum exposure to loss is the carrying value of the Group’s loan exposure, which is subject to the same credit risk management procedures as loans issued directly to clients. The clients’ creditworthiness is carefully reviewed, loan-to-value ratios are strictly set and, in addition, clients provide equity, additional collateral or guarantees, all of which significantly reduce the Group’s exposure. The Group considers the likelihood of incurring a loss equal to the maximum exposure to be remote because of the Group’s risk mitigation efforts which includes over-collateralization and effective monitoring to ensure that a sufficient loan-to-value ratio is maintained.

The third-party sponsor of the VIE will typically have control over the assets during the life structure and have the potential to absorb significant gains and losses; The Group is typically not the primary beneficiary of these structures and will not have to consolidate them. However, a change in the structure, such as a default of the sponsor, may result in the Group gaining control over the assets. If the Group’s lending is significant, it may then be required to consolidate the entity.

Other
Other includes additional vehicles where the Group provides financing and trust preferred issuance vehicles. Trust preferred issuance vehicles are utilized to assist the Group in raising capital efficient financing. The VIE issues preference shares which are guaranteed by the Group and uses the proceeds to purchase the debt of the Group. The Group’s guarantee of its own debt is not considered a variable interest and, as it has no holdings in these vehicles, the Group has no maximum exposure to loss. Non-consolidated VIEs include only the total assets of trust preferred issuance vehicles, as the Group has no variable interests with these entities.

Consolidated VIEs
The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients. The Group consolidated all VIEs related to financial intermediation for which it was the primary beneficiary. As a result of the issuance of new guidance, certain consolidated entities in which the Group holds a majority of the voting rights are now being included in the disclosure as of 2010, primarily in the funds category.

The consolidated VIEs tables provide the carrying amounts and classifications of the assets and liabilities of consolidated VIEs as of the end of 2011 and 2010.
Consolidated VIEs in which the Group was the primary beneficiary
			Financial intermediation

end of 2011	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,202	24	0	43	102	25	1,396

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	19	0	0	0	0	19

Trading assets	1,207	728	18	2,681	554	1,211	6,399

Investment securities	0	41	0	0	0	0	41

Other investments	0	0	0	0	1,863	483	2,346

Net loans	0	4,720	0	0	62	1,158	5,940

Premises and equipment	0	0	0	0	564	82	646

Loans held-for-sale	7,231	0	3,941	0	2	0	11,174

Other assets	43	751	0	30	741	263	1,828

Total assets of consolidated VIEs	9,683	6,283	3,959	2,754	3,888	3,222	29,789

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	221	221

Trading liabilities	30	0	0	0	3	1,253	1,286

Short-term borrowings	0	6,141	0	0	0	0	6,141

Long-term debt	9,383	24	4,483	276	227	465	14,858

Other liabilities	69	2	0	24	158	493	746

Total liabilities of consolidated VIEs	9,482	6,167	4,483	300	388	2,432	23,252

Consolidated VIEs in which the Group was the primary beneficiary (continued)
			Financial intermediation

end of 2010	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,011	24	95	118	129	55	1,432

Trading assets	1,943	1,392	31	3,417	605	1,329	8,717

Investment securities	0	72	0	0	0	0	72

Other investments	0	0	0	46	1,781	507	2,334

Net loans	0	2,521	0	0	60	1,164	3,745

Premises and equipment	0	0	0	0	39	33	72

Loans held-for-sale	7,510	0	7,960	0	0	0	15,470

Other assets	58	1,278	1	65	2,278	420	4,100

Total assets of consolidated VIEs	10,522	5,287	8,087	3,646	4,892	3,508	35,942

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	54	54

Trading liabilities	33	0	0	149	0	6	188

Short-term borrowings	0	4,307	0	26	0	0	4,333

Long-term debt	9,617	23	9,139	499	221	240	19,739

Other liabilities	54	6	99	32	322	327	840

Total liabilities of consolidated VIEs	9,704	4,336	9,238	706	543	627	25,154

Non-consolidated VIEs
The non-consolidated VIEs tables provide the carrying amounts and classification of the assets and liabilities of variable interests recorded in the Group’s consolidated balance sheets, maximum exposure to loss and total assets of the non-consolidated VIEs.

Maximum exposure to loss represents the variable interests of non-consolidated VIEs that are recorded by the Group (for example, direct holdings in vehicles, loans and other receivables), as well as notional amounts of guarantees and off-balance sheet commitments which are variable interests that have been extended to non-consolidated VIEs. Such amounts, particularly notional amounts of derivatives and guarantees, do not represent the anticipated losses in connection with these transactions as they do not take into consideration the effect of collateral, recoveries or the probability of loss. In addition, they exclude the effect of offsetting financial instruments that are held to mitigate these risks and have not been reduced by unrealized losses previously recorded by the Group in connection with guarantees or derivatives.

Non-consolidated VIE assets are related to the non-consolidated VIEs with which the Group has variable interests. These amounts represent the assets of the entities themselves and are typically unrelated to the exposures the Group has with the entity and thus are not amounts that are considered for risk management purposes.

Certain VIEs have not been included in the following table, including VIEs structured by third parties in which the Group’s interest is in the form of securities held in the Group’s inventory, certain single-asset financing vehicles not sponsored by the Group to which the Group provides financing but has very little risk of loss due to over-collateralization and guarantees, failed sales where the Group does not have any other holdings and other entities out of scope.

Non-consolidated VIEs
		Financial intermediation

end of 2011	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	126	5,497	1,449	834	2,395	10,301

Net loans	0	123	1,627	4,742	3,257	9,749

Other assets	0	0	32	0	391	423

Total variable interest assets	126	5,620	3,108	5,576	6,043	20,473

Maximum exposure to loss (CHF million)

Maximum exposure to loss	153	7,056	3,505	6,051	6,413	23,178

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	7,093	113,845	58,815	23,633	20,748	224,134

		Financial intermediation

end of 2010	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	130	3,847	2,426	645	2,905	9,953

Net loans	332	145	1,634	6,520	2,031	10,662

Other assets	0	0	80	0	32	112

Total variable interest assets	462	3,992	4,140	7,165	4,968	20,727

Maximum exposure to loss (CHF million)

Maximum exposure to loss	634	7,686	4,270	7,936	5,370	25,896

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	10,491	115,024	66,068	31,006	15,778	238,367

Bank
Transfers of financial assets and variable interest entities

Transfers of financial assets
Securitizations
> Refer to “Note 32 – Transfers of financial assets and variable interest entities” in V – Credit Suisse Group – Consolidated financial statements for further information.
The following table provides the gains or losses and proceeds from the transfer of assets relating to 2011, 2010 and 2009 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with the cash flows between the Bank and the SPEs used in any securitizations in which the Bank still has continuing involvement as of the end of 2011, 2010 and 2009, regardless of when the securitization occurred.

Securitizations
in	2011	2010	2009

Gains and cash flows (CHF million)

CMBS
Net gain [1]	6	13	0

Proceeds from transfer of assets	974	523	144

Servicing fees	1	1	1

Cash received on interests that continue to be held	205	150	244

RMBS
Net gain [1]	65	214	194

Proceeds from transfer of assets	30,695	52,308	34,246

Purchases of previously transferred financial assets or their underlying collateral	(4)	0	(46)

Servicing fees	3	6	6

Cash received on interests that continue to be held	382	488	329

ABS [2]
Net gain [1]	0	0	19

Proceeds from transfer of assets	0	0	104

Purchases of previously transferred financial assets or their underlying collateral	0	0	(18)

Cash received on interests that continue to be held	4	6	18

CDO
Net gain [1]	25	69	107

Proceeds from transfer of assets	988	2,952	2,374

Purchases of previously transferred financial assets or their underlying collateral [3]	(206)	(1,823)	(1,850)

Cash received on interests that continue to be held	32	157	13

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral are the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans. 2 Primarily home equity loans. 3 Represents market-making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Other asset-backed financing activities
The following table provides the gains or losses and proceeds from the transfer of assets relating to 2011, 2010 and 2009 transfers (which were not securitizations) treated as sales, along with the cash flows between the Bank and the SPEs used in such transfers in which the Bank had continuing involvement as of the end of 2011, 2010 and 2009, regardless of when the transfer of assets occurred.

Other asset-backed financing activities
in	2011	2010	2009

Gains and cash flows (CHF million)

Net gain/(loss) [1]	(1)	16	12

Proceeds from transfer of assets [2]	280	1,424	3,494

Purchases of previously transferred financial assets or their underlying collateral	(50)	(696)	(219)

Cash received on interests that continue to be held	665	1,376	1,422

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the other asset-backed financing activity. The gains or losses on the sale of the collateral are the difference between the fair value on the day prior to the other asset-backed financing activity pricing date and the sale price of the loans. 2 Primarily home equity loans.

Continuing involvement in transferred financial assets
The following table provides the outstanding principal balance of assets to which the Bank continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of the end of 2011 and 2010, regardless of when the transfer of assets occurred.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2011	2010

CHF million

CMBS
Principal amount outstanding	35,487	45,129

Total assets of SPE	52,536	65,667

RMBS
Principal amount outstanding	91,242	79,077

Total assets of SPE	95,297	85,556

ABS
Principal amount outstanding	3,023	4,171

Total assets of SPE	3,023	4,171

CDO
Principal amount outstanding	20,729	29,275

Total assets of SPE	20,729	29,279

Other asset-backed financing activities
Principal amount outstanding	11,481	10,770

Total assets of SPE	11,555	10,770

Principal amounts outstanding relate to assets transferred from the Bank and do not include principle amounts for assets transferred from third parties.

Fair value of beneficial interests
The fair value measurement of the beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement is determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Bank may utilize to hedge the inherent risks.

Key economic assumptions at the time of transfer
In January 2010, the Financial Accounting Standards Board amended the disclosure requirements for the Bank’s reporting of the fair value of beneficial interests retained at the time of transfer. Further, the beneficial interests are categorized according to their fair value hierarchy levels.

> Refer to “Note 32 – Financial instruments” for further information on fair value hierarchy.
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer

at time of transfer in	2011		2010

	CMBS	RMBS	CMBS	RMBS

CHF million, except where indicated

Fair value of beneficial interests	57	5,095	79	3,110

of which level 2	42	4,695	79	2,751

of which level 3	15	399	0	359

Weighted-average life, in years	7.2	5.4	6.4	7.7

Prepayment speed assumption (rate per annum), in % [1]	15.0	9.0-34.9	–	0.0-43.7

Cash flow discount rate (rate per annum), in % [2]	2.9-10.6	0.5-71.2	5.5-10.2	0.0-70.1

Expected credit losses (rate per annum), in %	1.2-9.3	0.3-71.0	3.2-8.0	0.0-71.5

Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 2 The rate was based on the weighted-average yield on the beneficial interests.

Sensitivity analysis
The following tables provide the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of the end of 2011 and 2010.
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
end of 2011	CMBS	[1]	RMBS	ABS	CDO	[2]	Other asset- backed financing activities

CHF million, except where indicated

Fair value of beneficial interests	342		2,960	10	244		1,500

of which non-investment grade	133		688	10	42		1,461

Weighted-average life, in years	4.1		5.3	18.9	2.9		2.4

Prepayment speed assumption (rate per annum), in % [3]	–		01.-30.0	–	–		–

Impact on fair value from 10% adverse change	–		(44.2)	–	–		–

Impact on fair value from 20% adverse change	–		(86.6)	–	–		–

Cash flow discount rate (rate per annum), in % [4]	2.3-50.1		0.3-49.1	–	2.6-58.7		0.7-12.8

Impact on fair value from 10% adverse change	(30.5)		(94.4)	–	(3.9)		(4.3)

Impact on fair value from 20% adverse change	(36.2)		(151.9)	–	(7.3)		(8.6)

Expected credit losses (rate per annum), in %	1.9-49.0		0.9-48.9	–	5.4-31.8		9.5-12.2

Impact on fair value from 10% adverse change	(29.8)		(83.6)	–	(2.7)		(4.1)

Impact on fair value from 20% adverse change	(34.8)		(131.5)	–	(5.1)		(8.1)

end of 2010	CMBS	[1]	RMBS	ABS	CDO	[2]	Other asset- backed financing activities

CHF million, except where indicated

Fair value of beneficial interests	412		1,694	22	262		2,440

of which non-investment grade	25		1,070	22	35		2,397

Weighted-average life, in years	3.4		6.9	11.4	1.8		3.7

Prepayment speed assumption (rate per annum), in % [3]	–		0.2-35.8	0.0-4.1	–		–

Impact on fair value from 10% adverse change	–		(38.8)	(0.1)	–		–

Impact on fair value from 20% adverse change	–		(78.1)	(0.3)	–		–

Cash flow discount rate (rate per annum), in % [4]	2.2-40.3		2.2-52.5	7.5-28.0	0.7-29.2		0.8-7.8

Impact on fair value from 10% adverse change	(13.7)		(61.8)	(1.0)	(1.3)		(4.6)

Impact on fair value from 20% adverse change	(26.6)		(117.6)	(1.8)	(2.6)		(9.3)

Expected credit losses (rate per annum), in %	1.8-40.2		1.5-49.9	3.6-24.9	0.8-27.6		6.6-13.3

Impact on fair value from 10% adverse change	(9.8)		(48.2)	(0.6)	(0.8)		(4.1)

Impact on fair value from 20% adverse change	(19.2)		(92.1)	(1.2)	(1.5)		(8.4)

1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 2 CDOs are generally structured to be protected from prepayment risk. 3 PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 4 The rate is based on the weighted-average yield on the beneficial interests.

Secured borrowings
The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of the end of 2011 and 2010.
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2011	2010

CHF million

CMBS
Other assets	664	602

Liability to SPE, included in Other liabilities	(664)	(602)

RMBS
Other assets	12	58

Liability to SPE, included in Other liabilities	(12)	(58)

ABS
Trading assets	43	19

Other assets	1,268	1,341

Liability to SPE, included in Other liabilities	(1,312)	(1,360)

CDO
Trading assets	40	203

Other assets	206	171

Liability to SPE, included in Other liabilities	(246)	(374)

Other asset-backed financing activities
Trading assets	1,768	1,381

Other assets	0	29

Liability to SPE, included in Other liabilities	(1,768)	(1,410)

Variable interest entities
> Refer to “Note 32 – Transfers of financial assets and variable interest entities” in V – Consolidated financial statements – Credit Suisse Group for further information.
Consolidated VIEs
The Bank has significant involvement with VIEs in its role as a financial intermediary on behalf of clients. The Bank consolidated all VIEs related to financial intermediation for which it was the primary beneficiary.

Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation

end of 2011	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,202	24	0	43	102	25	1,396

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	19	0	0	0	0	19

Trading assets	1,207	728	18	2,681	554	1,211	6,399

Investment securities	0	41	0	0	0	0	41

Other investments	0	0	0	0	1,863	483	2,346

Net loans	0	4,720	0	0	62	1,158	5,940

Premises and equipment	0	0	0	0	527	82	609

Loans held-for-sale	7,231	0	3,941	0	2	0	11,174

Other assets	43	751	0	30	740	263	1,827

Total assets of consolidated VIEs	9,683	6,283	3,959	2,754	3,850	3,222	29,751

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	221	221

Trading liabilities	30	0	0	0	3	1,253	1,286

Short-term borrowings	0	6,141	0	0	0	0	6,141

Long-term debt	9,383	24	4,483	276	227	465	14,858

Other liabilities	69	2	0	24	157	493	745

Total liabilities of consolidated VIEs	9,482	6,167	4,483	300	387	2,432	23,251

Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation

end of 2010	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,011	24	95	118	129	55	1,432

Trading assets	1,943	1,392	31	3,417	605	1,329	8,717

Investment securities	0	72	0	0	0	0	72

Other investments	0	0	0	46	1,781	507	2,334

Net loans	0	2,521	0	0	60	1,164	3,745

Premises and equipment	0	0	0	0	0	33	33

Loans held-for-sale	7,510	0	7,960	0	0	0	15,470

Other assets	58	1,278	1	65	2,276	421	4,099

Total assets of consolidated VIEs	10,522	5,287	8,087	3,646	4,851	3,509	35,902

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	54	54

Trading liabilities	33	0	0	149	0	6	188

Short-term borrowings	0	4,307	0	26	0	0	4,333

Long-term debt	9,617	23	9,139	499	221	240	19,739

Other liabilities	54	6	99	32	321	327	839

Total liabilities of consolidated VIEs	9,704	4,336	9,238	706	542	627	25,153

Non-consolidated VIEs
Non-consolidated VIE assets are related to the non-consolidated VIEs with which the Bank has variable interests. These amounts represent the assets of the entities themselves and are typically unrelated to the exposures the Bank has with the entity and thus are not amounts that are considered for risk management purposes.

Non-consolidated VIEs
		Financial intermediation

end of 2011	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	126	5,497	574	834	2,079	9,110

Net loans	0	123	1,209	4,742	3,257	9,331

Other assets	0	0	14	0	369	383

Total variable interest assets	126	5,620	1,797	5,576	5,705	18,824

Maximum exposure to loss (CHF million)

Maximum exposure to loss	153	7,056	2,008	6,051	6,075	21,343

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	7,093	113,845	48,842	23,633	10,440	203,853

		Financial intermediation

end of 2010	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	130	3,847	1,423	645	2,905	8,950

Net loans	332	145	1,106	6,520	2,031	10,134

Other assets	0	0	57	0	32	89

Total variable interest assets	462	3,992	2,586	7,165	4,968	19,173

Maximum exposure to loss (CHF million)

Maximum exposure to loss	634	7,686	2,716	7,936	5,370	24,342

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	10,491	115,024	52,430	31,006	8,639	217,590

Financial instruments	12 Months Ended
Dec. 31, 2011
Financial instruments

Concentrations of credit risk
Credit risk concentrations arise when a number of counterparties are engaged in similar business activities, are located in the same geographic region or when there are similar economic features that would cause their ability to meet contractual obligations to be similarly impacted by changes in economic conditions.

The Group regularly monitors the credit risk portfolio by counterparties, industry, country and products to ensure that such potential concentrations are identified, using a comprehensive range of quantitative tools and metrics. Credit limits relating to counterparties and products are managed through counterparty limits which set the maximum credit exposures the Group is willing to assume to specific counterparties over specified periods. Country limits are established to avoid any undue country risk concentration.

From an industry point of view, the combined credit exposure of the Group is diversified. A large portion of the credit exposure is with individual clients, particularly through residential mortgages in Switzerland, or relates to transactions with financial institutions. In both cases, the customer base is extensive and the number and variety of transactions are broad. For transactions with financial institutions, the business is also geographically diverse, with operations focused in the Americas, Europe and, to a lesser extent, Asia Pacific.

Fair value of financial instruments
The fair value of the majority of the Group’s financial instruments is based on quoted prices in active markets or observable inputs. These instruments include government and agency securities, certain CP, most investment grade corporate debt, certain high yield debt securities, exchange-traded and certain OTC derivative instruments and most listed equity securities.

In addition, the Group holds financial instruments for which no prices are available and which have little or no observable inputs. Further deterioration of financial markets could significantly impact the value of these financial instruments and the results of operations. For these instruments, the determination of fair value requires subjective assessment and judgment, depending on liquidity, pricing assumptions, the current economic and competitive environment and the risks affecting the specific instrument. In such circumstances, valuation is determined based on management’s own judgments about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. These instruments include certain OTC derivatives, including equity and credit derivatives, certain corporate equity-linked securities, mortgage-related and CDO securities, private equity investments, certain loans and credit products, including leveraged finance, certain syndicated loans and certain high yield bonds, and life finance instruments.

The fair value of financial assets and liabilities is impacted by factors such as benchmark interest rates, prices of financial instruments issued by third parties, commodity prices, foreign exchange rates and index prices or rates. In addition, valuation adjustments are an integral part of the valuation process when market prices are not indicative of the credit quality of a counterparty, and are applied to both OTC derivatives and debt instruments. The impact of changes in a counterparty’s credit spreads (known as credit valuation adjustments) is considered when measuring the fair value of assets and the impact of changes in the Group’s own credit spreads (known as debit valuation adjustments) is considered when measuring the fair value of its liabilities. For OTC derivatives, the impact of changes in both the Group’s and the counterparty’s credit standing is considered when measuring their fair value, based on current CDS prices. The adjustments also take into account contractual factors designed to reduce the Group’s credit exposure to a counterparty, such as collateral held and master netting agreements. For hybrid debt instruments with embedded derivative features, the impact of changes in the Group’s credit standing is considered when measuring their fair value, based on current funded debt spreads.

Based on the Group’s regular review of observable parameters used in its pricing models, in 2011 the Group adopted a change in estimate relating to the use of OIS interest rate yield curves, instead of other reference rates such as LIBOR, in determining the fair value of certain collateralized derivatives, resulting in a loss of CHF 146 million in Investment Banking fixed income sales and trading revenue.

The Group has availed itself of the simplification in accounting offered under the fair value option, primarily in the Investment Banking and Asset Management segments. This has been accomplished generally by electing the fair value option, both at initial adoption and for subsequent transactions, on items impacted by the hedge accounting requirements of US GAAP. That is, for instruments for which there was an inability to achieve hedge accounting and for which we are economically hedged, we have elected the fair value option. Likewise, where we manage an activity on a fair value basis but previously have been unable to achieve fair value accounting, we have utilized the fair value option to align our risk management reporting to our financial accounting.

Fair value option
The Group elected fair value for certain of its financial statement captions as follows:
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
The Group has elected to account for structured resale agreements and most matched book resale agreements at fair value. These activities are managed on a fair value basis; thus, fair value accounting is deemed more appropriate for reporting purposes. The Group did not elect the fair value option for firm financing resale agreements as these agreements are generally overnight agreements which approximate fair value, but which are not managed on a fair value basis.

Other investments
The Group has elected to account for certain equity method investments at fair value. These activities are managed on a fair value basis; thus, fair value accounting is deemed more appropriate for reporting purposes. Certain similar instruments, such as those relating to equity method investments in strategic relationships, for example, the Group’s ownership interest in certain clearance organizations, which were eligible for the fair value option, were not elected due to the strategic relationship.

Loans
The Group has elected to account for substantially all Investment Banking commercial loans and loan commitments and certain Investment Banking emerging market loans at fair value. These activities are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes. Additionally, recognition on a fair value basis eliminates the mismatch that existed due to the economic hedging the Group employs to manage these loans. Certain similar loans, such as project finance, lease finance, cash collateralized and some bridge loans, which were eligible for the fair value option, were not elected due to the lack of currently available infrastructure to fair value such loans and/or the inability to economically hedge such loans. Additionally, the Group elected not to account for loans granted by its Private Banking segment at fair value, such as domestic consumer lending, mortgages and corporate loans, as these loans are not managed on a fair value basis.

Other assets
The Group elected the fair value option for loans held-for-sale, due to the short period over which such loans are held and the intention to sell such loans in the near term. Other assets also include assets of VIEs and mortgage securitizations which do not meet the criteria for sale treatment under US GAAP. The Group did elect the fair value option for these types of transactions.

Due to banks
The Group elected the fair value option for certain time deposits associated with its emerging markets activities.
Customer deposits
The Group’s customer deposits include fund-linked deposits. The Group elected the fair value option for these fund-linked deposits. Fund-linked products are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes.

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
The Group has elected to account for structured repurchase agreements and most matched book repurchase agreements at fair value. These activities are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes. The Group did not elect the fair value option for firm financing repurchase agreements as these agreements are generally overnight agreements which approximate fair value, but which are not managed on a fair value basis.

Short-term borrowings
The Group’s short-term borrowings include hybrid debt instruments with embedded derivative features. Some of these embedded derivative features create bifurcatable debt instruments. The Group elected the fair value option for some of these instruments as of January 1, 2006, in accordance with the provisions of US GAAP. New bifurcatable debt instruments which were entered into in 2006 are carried at fair value. Some hybrid debt instruments do not result in bifurcatable debt instruments. US GAAP permits the Group to elect fair value accounting for non-bifurcatable hybrid debt instruments. With the exception of certain bifurcatable hybrid debt instruments which the Group did not elect to account for at fair value, the Group has elected to account for all hybrid debt instruments held as of January 1, 2007, and hybrid debt instruments originated after January 1, 2007, at fair value. These activities are managed on a fair value basis and fair value accounting was deemed appropriate for reporting purposes. There are two main populations of similar instruments for which fair value accounting was not elected. The first relates to the lending business transacted by the Group’s Private Banking segment, which includes structured deposits and similar investment products. These are managed on a bifurcated or accrual basis and fair value accounting was not considered appropriate. The second is where the instruments were or will be maturing in the near term and their fair value will be realized at that time.

Long-term debt
The Group’s long-term debt includes hybrid debt instruments with embedded derivative features as described above in Short-term borrowings. The Group’s long-term debt also includes debt issuances managed by its Treasury department that do not contain derivative features (vanilla debt). The Group actively manages the interest rate risk on these instruments with derivatives; in particular, fixed-rate debt is hedged with receive-fixed, pay-floating interest rate swaps. The Group elected to fair value this fixed-rate debt upon implementation of the fair value option on January 1, 2007, with changes in fair value recognized as a component of trading revenues. The Group did not elect to apply the fair value option to fixed-rate debt issued by the Group since January 1, 2008, and instead applies hedge accounting per the guidance of US GAAP.

Other liabilities
Other liabilities include liabilities of VIEs and mortgage securitizations which do not meet the criteria for sale treatment under US GAAP. The Group did elect the fair value option for these types of transactions.

Fair value hierarchy
The levels of the fair value hierarchy are defined as follows:
– Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

– Level 2: Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly. These inputs include: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current or price quotations vary substantially either over time or among market makers, or in which little information is publicly available; (iii) inputs other than quoted prices that are observable for the asset or liability; or (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

– Level 3: Inputs that are unobservable for the asset or liability. These inputs reflect the Group’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). These inputs are developed based on the best information available in the circumstances, which include the Group’s own data. The Group’s own data used to develop unobservable inputs is adjusted if information indicates that market participants would use different assumptions.

The Group records net open positions at bid prices if long, or at ask prices if short, unless the Group is a market maker in such positions, in which case mid-pricing is utilized. Fair value measurements are not adjusted for transaction costs.

Assets and liabilities measured at fair value on a recurring basis
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Interest-bearing deposits with banks	0	405	0	0		405

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	157,469	1,204	0		158,673

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Securities received as collateral	26,052	3,946	193	0		30,191

Debt	82,241	52,766	10,028	0		145,035

of which foreign governments	61,507	8,123	358	0		69,988

of which corporates	340	27,622	5,076	0		33,038

of which RMBS	19,331	5,848	1,786	0		26,965

of which CMBS	0	4,556	1,517	0		6,073

of which CDO	0	6,570	727	0		7,297

Equity	57,398	9,039	467	0		66,904

Derivatives	6,455	909,156	9,587	(872,650)		52,548

of which interest rate products	2,017	724,203	2,547	–		–

of which foreign exchange products	1	75,091	1,040	–		–

of which equity/index-related products	3,929	32,734	2,732	–		–

of which credit derivatives	0	61,120	2,171	–		–

Other	9,235	3,635	2,196	0		15,066

Trading assets	155,329	974,596	22,278	(872,650)		279,553

Debt	3,649	1,315	102	0		5,066

of which foreign governments	3,302	0	18	0		3,320

of which corporates	0	748	43	0		791

of which CDO	0	566	41	0		607

Equity	9	83	0	0		92

Investment securities	3,658	1,398	102	0		5,158

Private equity	0	0	4,306	0		4,306

of which equity funds	0	0	3,136	0		3,136

Hedge funds	0	232	266	0		498

of which debt funds	0	154	172	0		326

Other equity investments	424	50	2,504	0		2,978

of which private	0	40	2,504	0		2,544

Life finance instruments	0	0	1,969	0		1,969

Other investments	424	282	9,045	0		9,751

Loans	0	13,852	6,842	0		20,694

of which commercial and industrial loans	0	7,591	4,559	0		12,150

of which financial institutions	0	5,480	2,179	0		7,659

Other intangible assets (mortgage servicing rights)	0	0	70	0		70

Other assets	5,451	23,050	7,469	(205)		35,765

of which loans held-for-sale	0	12,104	6,901	0		19,005

Total assets at fair value	190,914	1,174,998	47,203	(872,855)		540,260

Less other investments - equity at fair value attributable to noncontrolling interests	(295)	(99)	(3,944)	0		(4,338)

Less assets consolidated under ASU 2009-17 [2]	0	(9,304)	(4,003)	0		(13,307)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	190,619	1,165,595	39,256	(872,855)		522,615

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	2,721	0	0		2,721

Customer deposits	0	4,599	0	0		4,599

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	136,483	0	0		136,483

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Obligation to return securities received as collateral	26,052	3,946	193	0		30,191

Debt	38,681	9,301	21	0		48,003

of which foreign governments	38,622	829	0	0		39,451

of which corporates	6	7,591	13	0		7,610

Equity	19,124	461	7	0		19,592

Derivatives	6,283	920,251	7,315	(873,684)		60,165

of which interest rate products	1,941	717,248	1,588	–		–

of which foreign exchange products	1	91,846	2,836	–		–

of which equity/index-related products	3,809	37,018	1,022	–		–

of which credit derivatives	0	58,497	1,520	–		–

Trading liabilities	64,088	930,013	7,343	(873,684)		127,760

Short-term borrowings	0	3,311	236	0		3,547

Long-term debt	122	57,529	12,715	0		70,366

of which treasury debt over two years	0	14,228	0	0		14,228

of which structured notes over two years	0	19,692	7,576	0		27,268

of which non-recourse liabilities	122	10,564	3,585	0		14,271

Other liabilities	0	27,536	3,891	(335)		31,092

of which failed sales	0	3,821	1,909	0		5,730

Total liabilities at fair value	90,262	1,166,138	24,378	(874,019)		406,759

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2010	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	135,709	1,197	0		136,906

Debt	431	5,812	0	0		6,243

of which corporates	0	5,552	0	0		5,552

Equity	35,888	16	0	0		35,904

Securities received as collateral	36,319	5,828	0	0		42,147

Debt	84,937	58,605	11,013	0		154,555

of which foreign governments	67,775	8,100	373	0		76,248

of which corporates	196	34,722	3,803	0		38,721

of which RMBS	16,233	6,937	3,264	0		26,434

of which CMBS	0	2,226	1,861	0		4,087

of which CDO	0	5,764	1,135	0		6,899

Equity	91,376	10,943	622	0		102,941

Derivatives	7,004	663,116	8,719	(631,095)		47,744

of which interest rate products	3,217	475,596	2,072	–		–

of which foreign exchange products	1	83,857	843	–		–

of which equity/index-related products	3,002	31,967	2,300	–		–

of which credit derivatives	0	46,824	2,725	–		–

Other	7,229	10,217	2,018	0		19,464

Trading assets	190,546	742,881	22,372	(631,095)		324,704

Debt	6,186	1,590	79	0		7,855

of which foreign governments	5,904	284	18	0		6,206

of which corporates	0	984	0	0		984

of which CDO	0	321	62	0		383

Equity	4	86	0	0		90

Investment securities	6,190	1,676	79	0		7,945

Private equity	0	0	4,609	0		4,609

of which equity funds	0	0	3,516	0		3,516

Hedge funds	0	575	259	0		834

of which debt funds	0	185	165	0		350

Other equity investments	631	807	4,723	0		6,161

of which private	8	614	4,719	0		5,341

Life finance instruments	0	0	1,844	0		1,844

Other investments	631	1,382	11,435	0		13,448

Loans	0	12,294	6,258	0		18,552

of which commercial and industrial loans	0	6,574	3,558	0		10,132

of which financial institutions	0	5,389	2,195	0		7,584

Other intangible assets (mortgage servicing rights)	0	0	66	0		66

Other assets	5,886	24,526	9,253	(195)		39,470

of which loans held-for-sale	0	14,866	8,932	0		23,798

Total assets at fair value	239,572	924,296	50,660	(631,290)		583,238

Less other investments - equity at fair value attributable to noncontrolling interests	(522)	(870)	(4,518)	0		(5,910)

Less assets consolidated under ASU 2009-17 [2]	0	(11,655)	(7,155)	0		(18,810)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	239,050	911,771	38,987	(631,290)		558,518

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2010	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,444	0	0		3,444

Customer deposits	0	3,537	0	0		3,537

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	123,190	507	0		123,697

Debt	431	5,812	0	0		6,243

of which corporates	0	5,552	0	0		5,552

Equity	35,888	16	0	0		35,904

Obligation to return securities received as collateral	36,319	5,828	0	0		42,147

Debt	44,635	11,356	65	0		56,056

of which foreign governments	44,466	1,130	0	0		45,596

of which corporates	6	9,432	65	0		9,503

Equity	19,580	404	28	0		20,012

Derivatives	6,817	673,437	9,107	(631,432)		57,929

of which interest rate procucts	2,980	470,284	1,341	–		–

of which foreign exchange products	16	95,916	2,941	–		–

of which equity/index-related products	2,971	35,897	2,940	–		–

of which credit derivatives	0	45,343	1,256	–		–

Trading liabilities	71,032	685,197	9,200	(631,432)		133,997

Short-term borrowings	0	3,185	123	0		3,308

Long-term debt	402	66,493	16,797	0		83,692

of which treasury debt over two years	0	19,500	0	0		19,500

of which structured notes over two years	0	20,162	9,488	0		29,650

of which non-recourse liabilities	402	12,200	6,825	0		19,427

Other liabilities	0	26,047	3,734	(596)		29,185

of which failed sales	0	3,885	1,849	0		5,734

Total liabilities at fair value	107,753	916,921	30,361	(632,028)		423,007

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Transfers between level 1 and level 2 during 2011 and 2010 were not significant.
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues

2011	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Interest-bearing deposits with banks	0	0	(24)	27	0	0	0	(1)		(2)	0		0	0	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,197	0	(11)	0	0	55	(45)	0		4	0		0	4	1,204

Securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Debt	11,013	3,405	(3,043)	10,382	(11,218)	0	0	1		(467)	0		0	(45)	10,028

of which corporates	3,803	931	(706)	5,484	(4,574)	0	0	34		49	0		0	55	5,076

of which RMBS	3,264	1,704	(1,277)	2,820	(4,230)	0	0	(37)		(361)	0		0	(97)	1,786

of which CMBS	1,861	324	(237)	831	(1,072)	0	0	(2)		(181)	0		0	(7)	1,517

of which CDO	1,135	370	(625)	712	(907)	0	0	16		33	0		0	(7)	727

Equity	622	309	(515)	726	(668)	0	0	35		(47)	0		0	5	467

Derivatives	8,719	2,998	(2,311)	0	0	777	(3,085)	22		2,436	0		0	31	9,587

of which interest rate products	2,072	815	(142)	0	0	133	(599)	13		266	0		0	(11)	2,547

of which equity/index-related products	2,300	665	(796)	0	0	272	(184)	(21)		455	0		0	41	2,732

of which credit derivatives	2,725	1,216	(1,267)	0	0	85	(2,051)	31		1,453	0		0	(21)	2,171

Other	2,018	194	(433)	2,806	(2,300)	0	(43)	(7)		(67)	0		0	28	2,196

Trading assets	22,372	6,906	(6,302)	13,914	(14,186)	777	(3,128)	51		1,855	0		0	19	22,278

Investment securities	79	2	0	48	(18)	0	(4)	0		0	0		0	(5)	102

Equity	9,591	26	(74)	1,013	(4,720)	0	0	0		30	0		1,271	(61)	7,076

Life finance instruments	1,844	0	0	79	(83)	0	0	0		116	0		0	13	1,969

Other investments	11,435	26	(74)	1,092	(4,803)	0	0	0		146	0		1,271	(48)	9,045

Loans	6,258	1,560	(1,367)	1,335	(978)	2,483	(2,338)	18		(122)	0		0	(7)	6,842

of which commercial and industrial loans	3,558	1,411	(854)	447	(521)	1,984	(1,494)	2		(2)	0		0	28	4,559

of which financial institutions	2,195	149	(240)	836	(353)	371	(608)	(1)		(143)	0		0	(27)	2,179

Other intangible assets	66	0	0	23	0	0	0	0		0	0		(19)	0	70

Other assets	9,253	6,198	(6,988)	4,730	(5,534)	1,570	(1,442)	(105)		(161)	0		1	(53)	7,469

of which loans held-for-sale [2]	8,932	5,988	(6,974)	4,426	(5,180)	1,569	(1,443)	(105)		(255)	0		0	(57)	6,901

Total assets at fair value	50,660	14,893	(14,766)	21,169	(25,519)	4,885	(6,964)	(37)		1,720	0		1,253	(91)	47,203

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	507	0	(293)	0	0	0	(199)	(4)		0	0		0	(11)	0

Obligation to return securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Trading liabilities	9,200	1,276	(2,062)	214	(290)	502	(1,928)	203		259	0		0	(31)	7,343

of which interest rate derivatives	1,341	91	(45)	0	0	2	(193)	(4)		383	0		0	13	1,588

of which foreign exchange derivatives	2,941	48	(135)	0	0	17	(704)	7		655	0		0	7	2,836

of which equity/index-related derivatives	2,940	113	(716)	0	0	153	(348)	181		(1,236)	0		0	(65)	1,022

of which credit derivatives	1,256	949	(1,072)	0	0	136	(414)	19		622	0		0	24	1,520

Short-term borrowings	123	64	(23)	0	0	320	(229)	1		(24)	0		0	4	236

Long-term debt	16,797	7,346	(8,522)	0	0	6,253	(8,383)	(166)		(490)	0		0	(120)	12,715

of which structured notes over two years	9,488	1,911	(2,109)	0	0	2,921	(3,566)	(55)		(932)	0		0	(82)	7,576

of which non-recourse liabilities	6,825	5,187	(6,213)	0	0	2,609	(4,393)	(117)		(215)	0		0	(98)	3,585

Other liabilities	3,734	663	(383)	290	(437)	17	(245)	(45)		181	0		128	(12)	3,891

of which failed sales	1,849	607	(345)	237	(403)	0	0	(11)		(20)	0		0	(5)	1,909

Total liabilities at fair value	30,361	9,550	(11,283)	504	(727)	7,092	(10,991)	(11)		(74)	0		128	(171)	24,378

Net assets/liabilities at fair value	20,299	5,343	(3,483)	20,665	(24,792)	(2,207)	4,027	(26)		1,794	0		1,125	80	22,825

1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period. 2 Includes unrealized losses recorded in trading revenues of CHF 528 million primarily related to sub-prime exposures to RMBS (including non-agency), partially offset by gains from consolidated SPE positions and the foreign exchange translation impact across the loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
						Trading revenues			Other revenues

2010	Balance at beginning of period	Transfers in	Transfers out	Purchases, sales, issuances, settlements	[1]	On transfers in / out	[2]	On all other	On transfers in / out	[2]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,514	0	0	(209)		0		8	0		0	(116)	1,197

Debt	11,980	3,142	(2,422)	(1,946)		193		1,037	0		(2)	(969)	11,013

of which corporates	4,816	770	(604)	(870)		45		121	0		(2)	(473)	3,803

of which RMBS	3,626	1,239	(1,093)	(824)		126		491	0		0	(301)	3,264

of which CMBS	2,461	259	(207)	(577)		12		(73)	0		0	(14)	1,861

of which CDO	559	607	(435)	(28)		7		526	0		0	(101)	1,135

Equity	488	334	(177)	48		(3)		(31)	0		0	(37)	622

Derivatives	11,192	2,493	(2,156)	(2,411)		108		301	0		(1)	(807)	8,719

of which interest rate products	1,529	576	(206)	(109)		102		353	0		(1)	(172)	2,072

of which equity/index-related products	3,298	236	(644)	(744)		104		315	0		0	(265)	2,300

of which credit derivatives	4,339	1,407	(1,060)	(870)		(141)		(739)	0		0	(211)	2,725

Other	2,310	688	(778)	14		27		(37)	0		0	(206)	2,018

Trading assets	25,970	6,657	(5,533)	(4,295)		325		1,270	0		(3)	(2,019)	22,372

Investment securities	86	0	(133)	148		0		4	0		0	(26)	79

Equity	12,205	328	(397)	(2,329)		0		(14)	25		581	(808)	9,591

Life finance instruments	2,048	0	0	(134)		0		113	0		0	(183)	1,844

Other investments	14,253	328	(397)	(2,463)		0		99	25		581	(991)	11,435

Loans	11,079	1,215	(3,686)	(1,689)		51		81	0		34	(827)	6,258

of which commercial and industrial loans	8,346	703	(1,644)	(3,251)		43		(267)	0		34	(406)	3,558

of which financial institutions	2,454	160	(1,839)	1,439		8		362	0		0	(389)	2,195

Other intangible assets	30	0	0	91		0		0	0		(48)	(7)	66

Other assets	6,744	4,808	(7,169)	4,158		852		1,043	0		39	(1,222)	9,253

of which loans held-for-sale	6,220	4,744	(7,132)	4,294		849		1,106	0		46	(1,195)	8,932

Total assets at fair value	59,676	13,008	(16,918)	(4,259)		1,228		2,505	25		603	(5,208)	50,660

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	206	0	0	356		(3)		3	0		0	(55)	507

Trading liabilities	11,951	2,109	(2,632)	(2,134)		397		454	0		0	(945)	9,200

of which interest rate derivatives	1,786	387	(307)	(283)		57		(179)	0		0	(120)	1,341

of which foreign exchange derivatives	2,936	156	(16)	(421)		5		561	0		0	(280)	2,941

of which equity/index-related derivatives	3,635	194	(744)	(574)		140		639	0		0	(350)	2,940

of which credit derivatives	1,996	1,244	(939)	(467)		35		(530)	0		0	(83)	1,256

Short-term borrowings	164	46	(69)	33		5		(41)	0		0	(15)	123

Long-term debt	16,646	4,313	(8,781)	4,595		658		1,600	0		0	(2,234)	16,797

of which structured notes over two years	14,781	1,330	(3,364)	(2,198)		(52)		179	0		0	(1,188)	9,488

of which non-recourse liabilities	0	2,789	(5,069)	7,975		696		1,425	0		0	(991)	6,825

Other liabilities	3,995	409	(150)	(42)		(39)		(283)	0		170	(326)	3,734

of which failed sales	1,932	197	(37)	161		5		(244)	0		0	(165)	1,849

Total liabilities at fair value	32,962	6,877	(11,632)	2,808		1,018		1,733	0		170	(3,575)	30,361

Net assets/liabilities at fair value	26,714	6,131	(5,286)	(7,067)		210		772	25		433	(1,633)	20,299

1 Includes CHF 10.1 billion of level 3 assets shown as purchases due to the adoption of ASU 2009-17 as of January 1, 2010. 2 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
	2011				2010

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	1,768	1,125	2,893	[1]	982	458	1,440	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	546	(32)	514		(1,197)	120	(1,077)

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Both observable and unobservable inputs may be used to determine the fair value of positions that have been classified within level 3. As a result, the unrealized gains and losses for assets and liabilities within level 3 presented in the table above may include changes in fair value that were attributable to both observable and unobservable inputs.

The Group employs various economic hedging techniques in order to manage risks, including risks in level 3 positions. Such techniques may include the purchase or sale of financial instruments that are classified in levels 1 and/or 2. The realized and unrealized gains and losses for assets and liabilities in level 3 presented in the table above do not reflect the related realized or unrealized gains and losses arising on economic hedging instruments classified in levels 1 and/or 2.

Transfers in and out of level 3
Transfers into level 3 assets during 2011 were CHF 14,893 million, primarily from trading assets and loans held-for-sale. The transfers were related to trading and SPE consolidated positions within the RMBS (including non-agency) and alternative investments businesses, primarily due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 2011 were CHF 14,766 million, primarily in loans held-for-sale and trading assets. The transfers out of level 3 assets in loans held-for-sale were mainly related to trading and SPE consolidated positions within the RMBS and alternative investments businesses due to improved observability of pricing data. The transfers out of level 3 assets in trading assets were related to RMBS due to greater pricing information from external providers.

Transfers into level 3 assets during 2010 were CHF 13,008 million, primarily from loans held-for-sale and trading assets. Transfers were from emerging markets debt, rate products and private equity investments due to a decrease in price observability and coverage of vendor quotes. Transfers out of level 3 assets during 2010 were CHF 16,918 million, primarily in trading assets and loans held-for-sale. Transfers out of level 3 assets principally comprised mortgage-linked assets and corporate banking lending due to an increase in price observability and coverage of vendor quotes.

Non-recurring fair value changes
Certain assets and liabilities are measured at fair value on a non-recurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment.

Nonrecurring fair value changes
end of	2011	2010

Loans recorded at fair value on a nonrecurring basis (CHF billion)

Loans recorded at fair value on a nonrecurring basis	0.7	0.6

of which level 2	0.0	0.1

of which level 3	0.7	0.5

Qualitative disclosures of valuation techniques
Fair value measurement and the use of independent pricing services
The Group has a formal process governing fair value measurement. This process includes segregation of certain responsibilities, formal documentation and review procedures, as well as escalation requirements. One of the key components of the governance process is the segregation of duties between front office functions and Product Control, wherein front office is responsible for the measuring of inventory at fair value on a daily basis, while product control is responsible for independently reviewing and validating those valuations on a periodic basis.

The front office values the inventory using, wherever possible, observable market data which may include executed transactions, dealer quotes or broker quotes for the same or similar instruments. Product Control values this inventory using independently sourced data that also includes executed transactions, dealer quotes and broker quotes. In addition, Product Control utilizes independent pricing service data as part of their review process. Independent pricing service data is analyzed to ensure that it is representative of fair value, including validation of the data back to executed transactions or executable broker quotes, review of contributors to ensure they are active market participants, statistical review of the data to ensure it is sufficiently consistent and utilization of pricing challenges. The analysis also includes understanding the sources of the pricing service data and any models or assumptions used in determining the results. The purpose of the review is to judge the quality and reliability of the data for fair value measurement purposes and its appropriate level of usage within the Product Control independent valuation review.

Money market instruments
Traded money market instruments include instruments such as bankers’ acceptances, certificates of deposit, CP, book claims, treasury bills and other rights, which are held for trading purposes. Valuations of money market instruments are generally based on observable inputs.

Securities purchased under resale agreements and securities sold under repurchase agreements
Securities purchased under resale agreements and securities sold under repurchase agreements are measured at fair value using discounted cash flow analysis. Future cash flows are discounted using observable market interest rate repurchase/resale curves for the applicable maturity and underlying collateral of the instruments. As such, the significant majority of both securities purchased under resale agreements and securities sold under repurchase agreements are included in level 2 of the fair value hierarchy. Structured resale and repurchase agreements include embedded derivatives, which are measured using the same techniques as described below for stand-alone derivatives. If the value of the embedded derivative is determined using significant unobservable parameters, those structured resale and repurchase agreements are classified within level 3 of the fair value hierarchy.

Securities purchased under resale agreements are usually fully collateralized or over collateralized by government securities, money market instruments, corporate bonds, or other debt instruments. In the event of counterparty default, the collateral service agreement provides the Group with the right to liquidate the collateral held.

Debt securities
Government debt securities typically have quoted prices in active markets and are categorized as level 1 instruments. For debt securities for which market prices are not available, valuations are based on yields reflecting credit rating, historical performance, delinquencies, loss severity, the maturity of the security, recent transactions in the market or other modeling techniques, which may involve judgment. For those securities where the price or model inputs are observable in the market they are categorized as level 2 instruments, while those securities where prices are not observable and significant model inputs are unobservable they are categorized as level 3.

Corporate bonds
Corporate bonds are priced to reflect current market levels either through recent market transactions or to broker or dealer quotes.
Where a market price for the particular security is not directly available, valuations are obtained based on yields reflected by other instruments in the specific or similar entity’s capital structure and adjusting for differences in seniority and maturity, benchmarking to a comparable security where market data is available (taking into consideration differences in credit, liquidity and maturity) or through the application of cash flow modeling techniques utilizing observable inputs, such as current interest rate curves and observable CDS spreads.

CMBS, RMBS and ABS/CDO structures
Values of RMBS, CMBS and other ABS may be available through quoted prices, which are often based on the prices at which similarly structured and collateralized securities trade between dealers and to and from customers. Values of RMBS, CMBS and other ABS for which there are no significant observable inputs are valued using benchmarks to similar transactions or indices and other valuation models.

For most structured debt securities, determination of fair value requires subjective assessment depending on liquidity, ownership concentration, and the current economic and competitive environment. Valuation is determined based on management’s own assumptions about how market participants would price the asset.

Collateralized bond and loan obligations are split into various structured tranches and each tranche is valued based upon its individual rating and the underlying collateral supporting the structure. Valuation models are used to value both cash and synthetic CDOs.

Equity securities
The majority of the Group’s positions in equity securities are traded on public stock exchanges for which quoted prices are readily and regularly available and are therefore categorized as level 1 instruments. Level 2 equities include fund-linked products, convertible bonds or equity securities with restrictions and therefore are not traded in active markets.

Fund-linked products
Fund-linked products consist of investments in third-party hedge funds and funds of funds. The method of measuring fair value for these investments is the same as those described for other investments below.

Convertible bonds
Convertible bonds are generally valued using observable pricing sources. For a small minority of convertible bonds, no observable prices are available, and valuation is determined using internal and external models, for which the key inputs include stock prices, dividend rates, credit spreads (corporate and sovereign), yield curves, foreign exchange rates, prepayment rates and borrowing costs, and single stock and equity market volatility.

Derivatives
Derivatives held for trading purposes or used in hedge accounting relationships include both OTC and exchange-traded derivatives.
The fair values of exchange-traded derivatives measured using observable exchange prices are included in level 1 of the fair value hierarchy. Some observable exchange prices may not be considered executable at the reporting date and may have been adjusted for liquidity concerns. For those instruments where liquidity adjustments have been made to the exchange price, such as long-dated option contracts, the instrument has been included in level 2 of the fair value hierarchy.

The fair values of OTC derivatives are determined on the basis of either industry standard models or internally developed proprietary models. Both model types use various observable and unobservable inputs in order to determine fair value. The inputs include those characteristics of the derivative that have a bearing on the economics of the instrument.

The determination of the fair value of many derivatives involves only a limited degree of subjectivity because the required inputs are observable in the marketplace, while more complex derivatives may use unobservable inputs that rely on specific proprietary modeling assumptions. Examples of such specific unobservable inputs include long-dated volatility assumptions on OTC option transactions and recovery rate assumptions for credit derivative transactions.

Where observable inputs (prices from exchanges, dealers, brokers or market consensus data providers) are not available, attempts are made to infer values from observable prices through model calibration (spot and forward rates, benchmark interest rate curves and volatility inputs for commonly traded option products). For inputs that cannot be derived from other sources, estimates from historical data may be made.

OTC derivatives where the majority of the value is derived from market observable inputs are categorized as level 2 instruments, while those where the majority of value is derived from unobservable inputs are categorized as level 3.

Interest rate derivatives
OTC vanilla interest rate products, such as interest rate swaps, swaptions, and caps and floors are valued by discounting the anticipated future cash flows. The future cash flows and discounting are derived from market standard yield curves and industry standard volatility inputs. Where applicable, exchange-traded prices are also used to value exchange-traded futures and options and can be used in yield curve construction. For more complex products, inputs include, but are not limited to basis swap spreads, constant maturity convexity adjustments, constant maturity treasury spreads, inflation-index correlations, inflation seasonality, single and quanto interest rate correlations, cross asset correlations, mean reversion, serial correlation and conditional prepayment rate assumptions.

Foreign exchange derivatives
Foreign exchange derivatives include vanilla products such as spot, forward and option contracts where the anticipated discounted future cash flows are determined from foreign exchange forward curves and industry standard optionality modeling techniques. Where applicable, exchange-traded prices are also used for futures and option prices. For more complex products inputs include, but are not limited to foreign exchange rate correlations, quanto cross asset correlations and volatility skew assumptions.

Equity derivatives
Equity derivatives include vanilla options and swaps in addition to different types of exotic options. Inputs for equity derivatives can include borrowing costs, dividend curves, equity to equity correlations, equity to foreign exchange rate correlations, single name and index volatility, fund gap risk, fund volatility, interest rate to equity correlation and yield curve.

Credit derivatives
Credit derivatives include index and single name CDS in addition to more complex structured credit products. Vanilla products are valued using industry standard models and inputs that are generally market observable including credit spreads and recovery rates.

Complex structured credit derivatives are valued using proprietary models requiring inputs such as credit spreads, recovery rates, credit volatilities, default correlations, cash/synthetic basis spreads and prepayment rate. These input parameters are generally implied from available market observable data.

Commodity derivatives
Commodity derivatives include forwards, vanilla and exotic options, swaps, swaptions, and structured transactions. Vanilla products are generally valued using industry standard models, while more complex products may use proprietary models. Commodity derivative model inputs include cross commodity correlation, foreign exchange commodity correlation, commodity forward rate curves, spot prices, commodity volatility and the yield curve. Inputs can be validated from executed trades, broker and consensus data. In other cases, historic relationships may be used to estimate model inputs.

Other trading assets
Other trading assets include cash and synthetic life finance instruments. Cash instruments include SPIA, premium finance, and life settlement contracts at fair value, whereas synthetic instruments include longevity swaps, options and notes.

These instruments are valued using proprietary models using several inputs however; central to the calculation of fair value for life finance instruments is the estimate of mortality rates. Individual mortality rates are typically obtained by multiplying a base mortality curve for the general insured population provided by a professional actuarial organization together with an individual-specific multiplier. Individual specific multipliers are determined based on data from third-party life expectancy data providers, which examine insured individual’s medical conditions, family history and other factors to arrive at a life expectancy estimate. In addition to mortality rates, discount rates and credit spreads are also inputs into the valuation of life finance instruments.

Due to the limited observability in the market of mortality rates the vast majority of life finance instruments are categorized as level 3 instruments.
Other investments
Other investments principally includes equity investments in the form of a) direct investments in third-party hedge funds, private equity funds and funds of funds, b) equity-method investments where the Group has the ability to significantly influence the operating and financial policies of the investee, and c) direct investments in non-marketable equity securities.

Direct investments in third-party hedge funds, private equity and funds of funds are measured at fair value based on their published NAVs. Most of these investments are classified in level 3 of the fair value hierarchy, as there are restrictions imposed upon the redemption of the funds at their NAV in the near term. In some cases, NAVs may be adjusted where there exists sufficient evidence that the NAV published by the investment manager is not current with observed market movements or there exists other circumstances that would require an adjustment to the published NAV. Significant management judgment is involved in making any adjustments to the published NAVs.

Direct investments in non-marketable equity securities consist of both real estate investments and non-real estate investments. Equity-method investments and direct investments in non-marketable equity securities are initially measured at their transaction price, as this is the best estimate of fair value. Thereafter, these investments are individually measured at fair value based upon a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. The availability of information used in these modeling techniques is often limited and involves significant management judgment in evaluating these different factors over time. As a result, these investments are included in level 3 of the fair value hierarchy.

Loans
The Group’s loan portfolio measured at fair value includes commercial loans, residential loans, corporate loans, leveraged financed loans and emerging market loans. Fair value is based on recent transactions and quoted prices, where available. Where recent transactions and quoted prices are not available, fair value may be determined by relative value benchmarking (which includes pricing based upon another position in the same capital structure, other comparable loan issues, generic industry credit spreads, implied credit spreads derived from CDS for the specific borrower, and enterprise valuations) or calculated based on the exit price of the collateral, based on current market conditions.

Both the funded and unfunded portion of revolving credit lines, on the corporate lending portfolio, are valued using a CDS pricing model, which requires estimates of significant inputs including credit spreads, recovery rates, credit conversion factors, and weighted average life of the loan.

The Group’s other assets and liabilities include mortgage loans held in conjunction with securitization activities and assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP. The fair value of mortgage loans held in conjunction with securitization activities is determined on a whole-loan basis. Whole-loan valuations are calculated based on the exit price reflecting the current market conditions. The fair value of assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP is determined based on the quoted prices for securitized bonds, where available, or on cash flow analyses for securitized bonds, when quoted prices are not available.

Short-term borrowings and long-term debt
The Group’s short-term borrowings and long-term debt include structured notes (hybrid financial instruments that are both bifurcatable and non-bifurcatable) and vanilla debt.
The fair value of structured notes is based on quoted prices, where available. When quoted prices are not available, fair value is determined by using a discounted cash flow model incorporating the Group’s credit spreads, the value of derivatives embedded in the debt and the residual term of the issuance based on call options. Derivatives structured into the issued debt are valued consistently with the firms’ stand-alone derivatives as discussed above. The fair value of structured debt is heavily influenced by the combined call options and performance of the underlying derivative returns.

Vanilla debt is fair valued to the new issue market using risk-free yield curves for similar maturities and the Group’s own credit spread.
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
	2011			2010

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-interest-earning loans	807	3,277	(2,470)	758	2,274	(1,516)

Financial instruments (CHF million)

Interest bearing deposits with banks	405	404	1	0	0	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158,673	157,889	784	136,906	135,939	967

Loans	20,694	21,382	(688)	18,552	18,677	(125)

Other assets [1]	20,511	30,778	(10,267)	25,078	36,195	(11,117)

Due to banks and customer deposits	(610)	(620)	10	(410)	(420)	10

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(136,483)	(136,396)	(87)	(123,697)	(123,562)	(135)

Short-term borrowings	(3,547)	(3,681)	134	(3,308)	(3,262)	(46)

Long-term debt	(70,366)	(79,475)	9,109	(83,692)	(90,271)	6,579

Other liabilities	(5,730)	(8,210)	2,480	(5,734)	(7,569)	1,835

1 Primarily loans held-for-sale.

Gains and losses on financial instruments
	2011		2010		2009

in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Interest-bearing deposits with banks	0		11	[1]	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,698	[1]	1,901	[1]	1,363	[1]

Other trading assets	10	[2]	46	[2]	262	[2]

Other investments	196	[2]	(225)	[3]	998	[3]

of which related to credit risk	(14)		(2)		0

Loans	(1,105)	[2]	1,065	[1]	7,976	[2]

of which related to credit risk	(256)		707		5,255

Other assets	476	[1]	5,896	[2]	1,458	[1]

of which related to credit risk	(332)		589		549

Due to banks and customer deposits	(2)	[1]	(27)	[2]	(9)	[1]

of which related to credit risk	45		0		2

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(575)	[1]	(471)	[1]	(1,421)	[1]

Short-term borrowings	91	[2]	(51)	[2]	(778)	[2]

of which related to credit risk [4]	(2)		1		6

Long-term debt	2,342	[2]	(6,162)	[2]	(10,345)	[2]

of which related to credit risk [4]	1,909		273		(4,004)

Other liabilities	(286)	[2]	(232)	[2]	1,299	[2]

of which related to credit risk	(348)		(97)		1,125

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk are due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt related to credit risk were CHF 1,210 million, CHF 341 million and CHF (4,458) million in 2011, 2010 and 2009, respectively.

Interest income and expense are calculated based on contractual rates specified in the transactions. Interest income and expense are recorded in the consolidated statements of operations depending on the nature of the instrument and related market convention. When interest is included as a component of the change in the instrument’s fair value, interest is included in trading revenues. Otherwise, it is included in interest and dividend income or interest expense. Dividend income is recognized separately from trading revenues.

The impacts of credit risk on debt securities held as assets presented in the table above have been calculated as the component of the total change in fair value, excluding the impact of changes in base or risk-free interest rates. The impacts of changes in own credit risk on liabilities presented in the table above have been calculated as the difference between the fair values of those instruments as of the reporting date and the theoretical fair values of those instruments calculated by using the yield curve prevailing at the end of the reporting period, adjusted up or down for changes in the Group’s own credit spreads from the transition date to the reporting date.

Fair value measurements of investments in certain entities that calculate NAV per share
The following table pertains to investments in certain entities that calculate NAV per share or its equivalent, primarily private equity and hedge funds. These investments do not have a readily determinable fair value and are measured at fair value using NAV.

Fair value, unfunded commitments and term of redemption conditions
end of 2011	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	45		61		106	0

Equity funds	40		4,864	[1]	4,904	0

Equity funds sold short	0		(78)		(78)	0

Total funds held in trading assets and liabilities	85		4,847		4,932	0

Debt funds	58		268		326	219

Equity funds	4		50		54	0

Others	5		113		118	55

Hedge funds	67		431	[2]	498	274

Debt funds	9		0		9	18

Equity funds	3,136		0		3,136	954

Real estate funds	338		0		338	200

Others	823		0		823	231

Private equities	4,306		0		4,306	1,403

Equity method investments	360		0		360	0

Total funds held in other investments	4,733		431		5,164	1,677

Total fair value	4,818	[3]	5,278	[4]	10,096	1,677	[5]

1 46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 19% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 18% is redeemable on an annual basis with a notice period primarily of more than 60 days and 17% is redeemable on a monthly basis with a notice period primarily of less than 30 days. 2 72% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on an annual basis with a notice period of more than 60 days and 10% is redeemable on demand with a notice period primarily of less than 30 days. 3 Includes CHF 2,248 million attributable to noncontrolling interests. 4 Includes CHF 91 million attributable to noncontrolling interests. 5 Includes CHF 540 million attributable to noncontrolling interests.

Fair value, unfunded commitments and term of redemption conditions (continued)
end of 2010	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	0		29		29	0

Equity funds	37		6,340	[1]	6,377	0

Equity funds sold short	0		(109)		(109)	0

Total funds held in trading assets and liabilities	37		6,260		6,297	0

Debt funds	20		330		350	234

Equity funds	8		219		227	0

Others	5		252		257	0

Hedge funds	33		801	[2]	834	234

Debt funds	12		0		12	19

Equity funds	3,516		0		3,516	1,054

Real estate funds	322		0		322	223

Others	759		0		759	213

Private equities	4,609		0		4,609	1,509

Equity method investments	1,183		0		1,183	0

Total funds held in other investments	5,825		801		6,626	1,743

Total fair value	5,862	[3]	7,061	[4]	12,923	1,743	[5]

1 47% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 22% is redeemable on a monthly basis with a notice period primarily of less than 30 days and 16% is redeemable on an annual basis with a notice period primarily of more than 60 days. 2 51% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 22% is redeemable on demand with a notice period of less than 30 days and 17% is redeemable on a monthly basis with a notice period primarily of more than 30 days. 3 Includes CHF 2,399 million attributable to noncontrolling interests. 4 Includes CHF 95 million attributable to noncontrolling interests. 5 Includes CHF 641 million attributable to noncontrolling interests.

Investments in funds held in trading assets and liabilities primarily include positions held in equity funds of funds as an economic hedge for structured notes and derivatives issued to clients that reference the same underlying risk and liquidity terms of the fund. A majority of these funds have limitations imposed on the amount of withdrawals from the fund during the redemption period due to illiquidity of the investments. In other instances, the withdrawal amounts may vary depending on the redemption notice period and are usually larger for the longer redemption notice periods. In addition, penalties may apply if redemption is within a certain time period from initial investment.

Investment in funds held in other investments principally invest in private securities and, to a lesser extent, publicly traded securities and fund of funds. Several of these investments have redemption restrictions subject to discretion of the Board of Directors of the fund and/or redemption is permitted without restriction, but is limited to a certain percentage of total assets or only after a certain date.

Furthermore, for those investments held in both trading assets and other investments that are non-redeemable, the underlying assets of such funds are expected to be liquidated over the life of the fund, which are generally up to ten years.

Disclosures about fair value of financial instruments
US GAAP requires the disclosure of the fair values of financial instruments for which it is practicable to estimate those values, whether or not they are recognized in the consolidated financial statements excluding all non-financial instruments such as lease transactions, real estate, premises and equipment, equity method investments and pension and benefit obligations.

Carrying value and estimated fair values of financial instruments
	2011		2010

end of	Carrying value	Fair value	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	236,963	236,963	220,443	220,443

Securities received as collateral	30,191	30,191	42,147	42,147

Trading assets	270,315	270,315	324,704	324,704

Investment securities	5,160	5,160	8,397	8,397

Loans	229,657	233,922	218,842	221,937

Other financial assets [1]	232,452	232,491	189,973	190,011

Financial liabilities (CHF million)

Due to banks and deposits	353,548	353,467	325,057	325,051

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	176,559	176,559	168,394	168,394

Obligation to return securities received as collateral	30,191	30,191	42,147	42,147

Trading liabilities	127,760	127,760	133,997	133,997

Short-term borrowings	26,116	26,117	21,683	21,683

Long-term debt	162,655	159,538	173,752	172,698

Other financial liabilities [2]	127,936	127,936	123,549	123,549

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Bank
Financial instruments

> Refer to “Note 33 – Financial instruments” in V – Consolidated financial statements – Credit Suisse Group for further information.
Assets and liabilities measured at fair value on a recurring basis
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Interest-bearing deposits with banks	0	405	0	0		405

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	157,469	1,204	0		158,673

Debt	94	3,853	112	0		4,059

of which corporates	0	3,818	112	0		3,930

Equity	25,932	51	81	0		26,064

Securities received as collateral	26,026	3,904	193	0		30,123

Debt	82,197	52,046	9,941	0		144,184

of which foreign governments	61,507	8,113	358	0		69,978

of which corporates	297	27,167	5,076	0		32,540

of which RMBS	19,331	5,848	1,786	0		26,965

of which CMBS	0	4,556	1,517	0		6,073

of which CDO	0	6,316	727	0		7,043

Equity	56,351	8,333	454	0		65,138

Derivatives	6,295	908,778	9,586	(872,589)		52,070

of which interest rate products	2,017	724,276	2,547	–		–

of which foreign exchange products	1	74,695	1,038	–		–

of which equity/index-related products	3,770	32,737	2,731	–		–

of which credit derivatives	0	61,083	2,172	–		–

Other	8,851	3,636	2,195	0		14,682

Trading assets	153,694	972,793	22,176	(872,589)		276,074

Debt	3,009	310	102	0		3,421

of which foreign governments	3,010	0	18	0		3,028

of which corporates	0	309	43	0		352

of which CDO	0	0	41	0		41

Equity	9	81	0	0		90

Investment securities	3,018	391	102	0		3,511

Private equity	0	0	4,143	0		4,143

of which equity funds	0	0	2,973	0		2,973

Hedge funds	0	232	266	0		498

of which debt funds	0	154	172	0		326

Other equity investments	403	50	2,490	0		2,943

of which private	0	40	2,491	0		2,531

Life finance instruments	0	0	1,968	0		1,968

Other investments	403	282	8,867	0		9,552

Loans	0	13,852	6,842	0		20,694

of which commercial and industrial loans	0	7,591	4,559	0		12,150

of which financial institutions	0	5,480	2,179	0		7,659

Other intangible assets (mortgage servicing rights)	0	0	70	0		70

Other assets	5,451	22,951	7,469	(205)		35,666

of which loans held-for-sale	0	12,104	6,901	0		19,005

Total assets at fair value	188,592	1,172,047	46,923	(872,794)		534,768

Less other investments - equity at fair value attributable to noncontrolling interests	(295)	(99)	(3,944)	0		(4,338)

Less assets consolidated under ASU 2009-17 [2]	0	(9,304)	(4,003)	0		(13,307)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	188,297	1,162,644	38,976	(872,794)		517,123

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,564	0	0		3,564

Customer deposits	0	3,762	0	0		3,762

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	136,483	0	0		136,483

Debt	94	3,853	112	0		4,059

of which corporates	0	3,818	112	0		3,930

Equity	25,932	51	81	0		26,064

Obligation to return securities received as collateral	26,026	3,904	193	0		30,123

Debt	38,680	9,301	21	0		48,002

of which foreign governments	38,622	829	0	0		39,451

of which corporates	6	7,590	13	0		7,609

Equity	19,053	461	7	0		19,521

Derivatives	6,070	919,806	7,314	(874,015)		59,175

of which interest rate products	1,941	717,260	1,588	–		–

of which foreign exchange products	1	91,843	2,836	–		–

of which equity/index-related products	3,596	36,652	1,021	–		–

of which credit derivatives	0	58,459	1,520	–		–

Trading liabilities	63,803	929,568	7,342	(874,015)		126,698

Short-term borrowings	0	3,311	236	0		3,547

Long-term debt	122	55,419	12,715	0		68,256

of which treasury debt over two years	0	13,411	0	0		13,411

of which structured notes over two years	1	19,694	7,576	0		27,271

of which non-recourse liabilities	121	10,564	3,585	0		14,270

Other liabilities	0	27,283	3,890	(335)		30,838

of which failed sales	0	3,821	1,909	0		5,730

Total liabilities at fair value	89,951	1,163,294	24,376	(874,350)		403,271

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2010	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	135,709	1,197	0		136,906

Debt	431	5,781	0	0		6,212

of which corporates	0	5,551	0	0		5,551

Equity	35,872	16	0	0		35,888

Securities received as collateral	36,303	5,797	0	0		42,100

Debt	84,904	57,438	10,886	0		153,228

of which foreign governments	67,766	8,096	373	0		76,235

of which corporates	172	34,429	3,802	0		38,403

of which RMBS	16,233	6,936	3,264	0		26,433

of which CMBS	0	2,220	1,861	0		4,081

of which CDO	0	5,704	1,135	0		6,839

Equity	90,779	9,795	622	0		101,196

Derivatives	6,962	663,164	8,719	(631,069)		47,776

of which interest rate products	3,217	475,688	2,072	–		–

of which foreign exchange products	1	83,663	842	–		–

of which equity/index-related products	2,960	32,127	2,301	–		–

of which credit derivatives	0	46,822	2,725	–		–

Other	6,821	10,218	2,017	0		19,056

Trading assets	189,466	740,615	22,244	(631,069)		321,256

Debt	5,625	399	79	0		6,103

of which foreign governments	5,625	0	18	0		5,643

of which corporates	0	387	0	0		387

of which CDO	0	11	62	0		73

Equity	4	85	0	0		89

Investment securities	5,629	484	79	0		6,192

Private equity	0	0	4,370	0		4,370

of which equity funds	0	0	3,277	0		3,277

Hedge funds	0	575	259	0		834

of which debt funds	0	185	165	0		350

Other equity investments	612	807	4,717	0		6,136

of which private	8	614	4,714	0		5,336

Life finance instruments	0	0	1,844	0		1,844

Other investments	612	1,382	11,190	0		13,184

Loans	0	12,294	6,258	0		18,552

of which commercial and industrial loans	0	6,574	3,558	0		10,132

of which financial institutions	0	5,389	2,195	0		7,584

Other intangible assets (mortgage servicing rights)	0	0	66	0		66

Other assets	5,886	24,475	9,253	(195)		39,419

of which loans held-for-sale	0	14,866	8,932	0		23,798

Total assets at fair value	237,896	920,756	50,287	(631,264)		577,675

Less other investments - equity at fair value attributable to noncontrolling interests	(522)	(870)	(5,163)	0		(6,555)

Less assets consolidated under ASU 2009-17 [2]	0	(11,655)	(7,155)	0		(18,810)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	237,374	908,231	37,969	(631,264)		552,310

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2010	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,995	0	0		3,995

Customer deposits	0	2,855	0	0		2,855

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	123,190	507	0		123,697

Debt	431	5,781	0	0		6,212

of which corporates	0	5,551	0	0		5,551

Equity	35,872	16	0	0		35,888

Obligation to return securities received as collateral	36,303	5,797	0	0		42,100

Debt	44,635	11,351	65	0		56,051

of which foreign governments	44,466	1,130	0	0		45,596

of which corporates	6	9,426	65	0		9,497

Equity	19,720	394	28	0		20,142

Derivatives	6,693	673,693	9,106	(631,748)		57,744

of which interest rate products	2,980	470,354	1,342	–		–

of which foreign exchange products	16	95,919	2,941	–		–

of which equity/index-related products	2,847	36,098	2,938	–		–

of which credit derivatives	0	45,342	1,256	–		–

Trading liabilities	71,048	685,438	9,199	(631,748)		133,937

Short-term borrowings	0	3,185	123	0		3,308

Long-term debt	402	64,275	16,797	0		81,474

of which treasury debt over two years	0	18,666	0	0		18,666

of which structured notes over two years	0	20,170	9,488	0		29,658

of which non-recourse liabilities	402	12,200	6,825	0		19,427

Other liabilities	0	25,903	3,733	(596)		29,040

of which failed sales	0	3,885	1,849	0		5,734

Total liabilities at fair value	107,753	914,638	30,359	(632,344)		420,406

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues

2011	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Interest-bearing deposits with banks	0	0	(24)	27	0	0	0	(1)		(2)	0		0	0	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,197	0	(11)	0	0	55	(45)	0		4	0		0	4	1,204

Securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Debt	10,886	3,405	(3,043)	10,382	(11,178)	0	0	1		(467)	0		0	(45)	9,941

of which corporates	3,802	931	(706)	5,484	(4,573)	0	0	34		49	0		0	55	5,076

of which RMBS	3,264	1,704	(1,277)	2,820	(4,230)	0	0	(37)		(361)	0		0	(97)	1,786

of which CMBS	1,861	324	(237)	831	(1,072)	0	0	(2)		(181)	0		0	(7)	1,517

of which CDO	1,135	370	(625)	712	(907)	0	0	16		33	0		0	(7)	727

Equity	622	309	(515)	713	(668)	0	0	35		(47)	0		0	5	454

Derivatives	8,719	2,998	(2,311)	0	0	777	(3,085)	22		2,436	0		0	30	9,586

of which interest rate products	2,072	815	(142)	0	0	133	(599)	13		266	0		0	(11)	2,547

of which equity/index-related products	2,301	666	(796)	0	0	272	(184)	(21)		455	0		0	38	2,731

of which credit derivatives	2,725	1,216	(1,267)	0	0	86	(2,051)	31		1,452	0		0	(20)	2,172

Other	2,017	195	(434)	2,806	(2,300)	0	(43)	(7)		(68)	0		0	29	2,195

Trading assets	22,244	6,907	(6,303)	13,901	(14,146)	777	(3,128)	51		1,854	0		0	19	22,176

Investment securities	79	2	0	48	(18)	0	(4)	0		0	0		0	(5)	102

Equity	9,346	26	(74)	986	(4,605)	0	0	0		30	0		1,255	(65)	6,899

Life finance instruments	1,844	0	0	79	(83)	0	0	0		116	0		0	12	1,968

Other investments	11,190	26	(74)	1,065	(4,688)	0	0	0		146	0		1,255	(53)	8,867

Loans	6,258	1,560	(1,367)	1,335	(978)	2,483	(2,338)	18		(122)	0		0	(7)	6,842

of which commercial and industrial loans	3,558	1,411	(854)	447	(521)	1,984	(1,494)	2		(2)	0		0	28	4,559

of which financial institutions	2,195	149	(240)	836	(353)	371	(608)	(1)		(143)	0		0	(27)	2,179

Other intangible assets	66	0	0	23	0	0	0	0		0	0		(19)	0	70

Other assets	9,253	6,198	(6,988)	4,730	(5,534)	1,570	(1,442)	(105)		(161)	0		1	(53)	7,469

of which loans held-for-sale [2]	8,932	5,988	(6,974)	4,426	(5,180)	1,569	(1,443)	(105)		(255)	0		0	(57)	6,901

Total assets at fair value	50,287	14,894	(14,767)	21,129	(25,364)	4,885	(6,964)	(37)		1,719	0		1,237	(96)	46,923

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	507	0	(293)	0	0	0	(199)	(4)		0	0		0	(11)	0

Obligation to return securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Trading liabilities	9,199	1,276	(2,062)	214	(290)	502	(1,928)	203		259	0		0	(31)	7,342

of which interest rate derivatives	1,342	91	(45)	0	0	2	(194)	(4)		383	0		0	13	1,588

of which foreign exchange derivatives	2,941	48	(135)	0	0	17	(704)	7		655	0		0	7	2,836

of which equity/index-related derivatives	2,938	113	(716)	0	0	153	(347)	181		(1,236)	0		0	(65)	1,021

of which credit derivatives	1,256	949	(1,072)	0	0	136	(414)	19		622	0		0	24	1,520

Short-term borrowings	123	64	(23)	0	0	320	(229)	1		(24)	0		0	4	236

Long-term debt	16,797	7,346	(8,522)	0	0	6,253	(8,383)	(166)		(490)	0		0	(120)	12,715

of which structured notes over two years	9,488	1,911	(2,109)	0	0	2,921	(3,566)	(55)		(932)	0		0	(82)	7,576

of which non-recourse liabilities	6,825	5,187	(6,213)	0	0	2,609	(4,393)	(117)		(215)	0		0	(98)	3,585

Other liabilities	3,733	663	(383)	290	(437)	17	(245)	(45)		181	0		128	(12)	3,890

of which failed sales	1,849	607	(345)	237	(403)	0	0	(11)		(20)	0		0	(5)	1,909

Total liabilities at fair value	30,359	9,550	(11,283)	504	(727)	7,092	(10,991)	(11)		(74)	0		128	(171)	24,376

Net assets/liabilities at fair value	19,928	5,344	(3,484)	20,625	(24,637)	(2,207)	4,027	(26)		1,793	0		1,109	75	22,547

1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period. 2 Includes unrealized losses recorded in trading revenues of CHF 528 million primarily related to sub-prime exposures to RMBS (including non-agency), partially offset by gains from consolidated SPE positions and the foreign exchange translation impact across the loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
						Trading revenues			Other revenues

2010	Balance at beginning of period	Transfers in	Transfers out	Purchases, sales, issuances, settlements	[1]	On transfers in / out	[2]	On all other	On transfers in / out	[2]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,514	0	0	(209)		0		8	0		0	(116)	1,197

Debt	11,975	3,142	(2,422)	(2,081)		193		1,037	0		(2)	(956)	10,886

of which corporates	4,811	770	(604)	(865)		45		121	0		(2)	(474)	3,802

of which RMBS	3,626	1,239	(1,093)	(824)		126		491	0		0	(301)	3,264

of which CMBS	2,461	259	(207)	(577)		12		(73)	0		0	(14)	1,861

of which CDO	559	607	(435)	(28)		7		526	0		0	(101)	1,135

Equity	487	334	(177)	48		(3)		(31)	0		0	(36)	622

Derivatives	11,192	2,493	(2,156)	(2,412)		108		302	0		(1)	(807)	8,719

of which interest rate products	1,529	576	(206)	(109)		102		353	0		(1)	(172)	2,072

of which equity/index-related products	3,298	236	(644)	(744)		104		315	0		0	(264)	2,301

of which credit derivatives	4,339	1,407	(1,060)	(870)		(141)		(739)	0		0	(211)	2,725

Other	2,310	688	(778)	14		27		(37)	0		0	(207)	2,017

Trading assets	25,964	6,657	(5,533)	(4,431)		325		1,271	0		(3)	(2,006)	22,244

Investment securities	86	0	(133)	148		0		4	0		0	(26)	79

Equity	11,944	328	(380)	(2,322)		0		(14)	26		547	(783)	9,346

Life finance instruments	2,048	0	0	(134)		0		113	0		0	(183)	1,844

Other investments	13,992	328	(380)	(2,456)		0		99	26		547	(966)	11,190

Loans	11,079	1,215	(3,686)	(1,689)		51		81	0		34	(827)	6,258

of which commercial and industrial loans	8,346	703	(1,644)	(3,251)		43		(267)	0		34	(406)	3,558

of which financial institutions	2,454	160	(1,839)	1,439		8		362	0		0	(389)	2,195

Other intangible assets	30	0	0	91		0		0	0		(48)	(7)	66

Other assets	6,744	4,808	(7,169)	4,158		852		1,043	0		39	(1,222)	9,253

of which loans held-for-sale	6,220	4,744	(7,132)	4,294		849		1,106	0		46	(1,195)	8,932

Total assets at fair value	59,409	13,008	(16,901)	(4,388)		1,228		2,506	26		569	(5,170)	50,287

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	206	0	0	356		(3)		3	0		0	(55)	507

Trading liabilities	11,951	2,109	(2,632)	(2,135)		397		454	0		0	(945)	9,199

of which interest rate derivatives	1,788	387	(307)	(284)		57		(179)	0		0	(120)	1,342

of which foreign exchange derivatives	2,936	156	(16)	(421)		5		561	0		0	(280)	2,941

of which equity/index-related derivatives	3,635	194	(744)	(576)		140		639	0		0	(350)	2,938

of which credit derivatives	1,996	1,244	(939)	(467)		35		(530)	0		0	(83)	1,256

Short-term borrowings	164	46	(69)	33		5		(41)	0		0	(15)	123

Long-term debt	16,645	4,313	(8,780)	4,595		658		1,600	0		0	(2,234)	16,797

of which structured notes over two years	14,781	1,330	(3,364)	(2,198)		(52)		179	0		0	(1,188)	9,488

of which non-recourse liabilities	0	2,789	(5,069)	7,975		696		1,425	0		0	(991)	6,825

Other liabilities	3,994	409	(150)	(42)		(39)		(283)	0		170	(326)	3,733

of which failed sales	1,932	197	(37)	161		5		(244)	0		0	(165)	1,849

Total liabilities at fair value	32,960	6,877	(11,631)	2,807		1,018		1,733	0		170	(3,575)	30,359

Net assets/liabilities at fair value	26,449	6,131	(5,270)	(7,195)		210		773	26		399	(1,595)	19,928

1 Includes CHF 10.1 billion of level 3 assets shown as purchases due to the adoption of ASU 2009-17 as of January 1, 2010. 2 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
	2011				2010

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	1,767	1,109	2,876	[1]	983	425	1,408	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	546	(116)	430		(1,195)	117	(1,078)

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Nonrecurring fair value changes
end of	2011	2010

Loans recorded at fair value on a nonrecurring basis (CHF billion)

Loans recorded at fair value on a nonrecurring basis	0.7	0.6

of which level 2	0.0	0.1

of which level 3	0.7	0.5

Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
	2011			2010

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-interest-earning loans	807	3,277	(2,470)	758	2,274	(1,516)

Financial instruments (CHF million)

Interest-bearing deposits with banks	405	404	1	0	0	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158,673	157,889	784	136,906	135,939	967

Loans	20,694	21,382	(688)	18,552	18,677	(125)

Other assets [1]	20,511	30,778	(10,267)	25,078	36,195	(11,117)

Due to banks and customer deposits	(610)	(620)	10	(410)	(420)	10

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(136,483)	(136,396)	(87)	(123,697)	(123,562)	(135)

Short-term borrowings	(3,547)	(3,681)	134	(3,308)	(3,262)	(46)

Long-term debt	(68,256)	(77,211)	8,955	(81,474)	(87,977)	6,503

Other liabilities	(5,730)	(8,210)	2,480	(5,734)	(7,569)	1,835

1 Primarily loans held-for-sale.

Gains and losses on financial instruments
	2011		2010		2009

in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Interest-bearing deposits with banks	0		11	[1]	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,698	[1]	1,901	[1]	1,363	[1]

Other trading assets	10	[2]	46	[2]	262	[2]

Other investments	196	[2]	(225)	[3]	998	[3]

of which related to credit risk	(14)		(2)		0

Loans	(1,105)	[2]	1,065	[1]	7,976	[2]

of which related to credit risk	(256)		707		5,255

Other assets	476	[1]	5,896	[2]	1,458	[1]

of which related to credit risk	(332)		589		549

Due to banks and customer deposits	(2)	[1]	(27)	[2]	(9)	[1]

of which related to credit risk	45		0		2

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(575)	[1]	(471)	[1]	(1,421)	[1]

Short-term borrowings	91	[2]	(51)	[2]	(778)	[2]

of which related to credit risk [4]	(2)		1		6

Long-term debt	2,301	[2]	(6,313)	[2]	(9,729)	[2]

of which related to credit risk [4]	1,769		166		(3,705)

Other liabilities	(286)	[2]	(232)	[2]	1,299	[2]

of which related to credit risk	(348)		(97)		1,125

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk are due to the change in the Bank's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes.

Fair value, unfunded commitments and term of redemption conditions
end of 2011	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	45		61		106	0

Equity funds	40		4,864	[1]	4,904	0

Equity funds sold short	0		(78)		(78)	0

Total funds held in trading assets and liabilities	85		4,847		4,932	0

Debt funds	58		268		326	219

Equity funds	4		50		54	0

Others	5		113		118	55

Hedge funds	67		431	[2]	498	274

Debt funds	9		0		9	18

Equity funds	2,973		0		2,973	952

Real estate funds	338		0		338	200

Others	823		0		823	231

Private equity	4,143		0		4,143	1,401

Equity method investments	360		0		360	0

Total funds held in other investments	4,570		431		5,001	1,675

Total fair value	4,655	[3]	5,278	[4]	9,933	1,675	[5]

1 46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 19% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 18% is redeemable on an annual basis with a notice period primarily of more than 60 days and 17% is redeemable on a monthly basis with a notice period primarily of less than 30 days. 2 72% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on an annual basis with a notice period of more than 60 days and 10% is redeemable on demand with a notice period primarily of less than 30 days. 3 Includes CHF 2,248 million attributable to noncontrolling interests. 4 Includes CHF 91 million attributable to noncontrolling interests. 5 Includes CHF 540 million attributable to noncontrolling interests.

Fair value, unfunded commitments and term of redemption conditions (continued)
end of 2010	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	0		29		29	0

Equity funds	36		6,340	[1]	6,376	0

Equity funds sold short	0		(109)		(109)	0

Total funds held in trading assets and liabilities	36		6,260		6,296	0

Debt funds	20		330		350	234

Equity funds	8		219		227	0

Others	5		252		257	0

Hedge funds	33		801	[2]	834	234

Debt funds	12		0		12	19

Equity funds	3,277		0		3,277	1,052

Real estate funds	322		0		322	223

Others	759		0		759	214

Private equity	4,370		0		4,370	1,508

Equity method investments	1,183		0		1,183	0

Total funds held in other investments	5,586		801		6,387	1,742

Total fair value	5,622	[3]	7,061	[4]	12,683	1,742	[5]

1 47% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 22% is redeemable on a monthly basis with a notice period primarily of less than 30 days and 16% is redeemable on an annual basis with a notice period primarily of more than 60 days. 2 51% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 22% is redeemable on demand with a notice period of less than 30 days and 17% is redeemable on a monthly basis with a notice period primarily of more than 30 days. 3 Includes CHF 2,399 million attributable to noncontrolling interests. 4 Includes CHF 95 million attributable to noncontrolling interests. 5 Includes CHF 641 million attributable to noncontrolling interests.

Carrying value and estimated fair values of financial instruments
	2011		2010

end of	Carrying value	Fair value	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	236,487	236,487	220,708	220,708

Securities received as collateral	30,123	30,123	42,100	42,100

Trading assets	267,222	267,222	321,256	321,256

Investment securities	3,513	3,513	6,331	6,331

Loans	209,326	213,171	200,748	203,346

Other financial assets [1]	235,100	235,139	191,893	191,931

Financial liabilities (CHF million)

Due to banks and deposits	339,182	339,105	311,442	311,436

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	176,559	176,559	168,394	168,394

Obligation to return securities received as collateral	30,123	30,123	42,100	42,100

Trading liabilities	126,698	126,698	133,937	133,937

Short-term borrowings	24,643	24,644	19,516	19,516

Long-term debt	159,407	156,107	171,140	169,942

Other financial liabilities [2]	127,409	127,409	122,801	122,801

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Assets pledged or assigned	12 Months Ended
Dec. 31, 2011
Assets pledged or assigned

The Group received collateral in connection with resale agreements, securities lending and loans, derivative transactions and margined broker loans. A substantial portion of the collateral received by the Group was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.

end of	2011	2010

Assets pledged or assigned (CHF million)

Book value of assets pledged or assigned as collateral	157,856	169,702

of which assets provided with the right to sell or repledge	96,922	112,246

Fair value of collateral received with the right to sell or repledge	373,657	356,970

of which sold or repledged	332,718	307,894

Other information (CHF million)

Cash and securities restricted under foreign banking regulations	17,943	16,090

Swiss National Bank required minimum liquidity reserves	2,294	2,090

Bank
Assets pledged or assigned

end of	2011	2010

Assets pledged or assigned (CHF million)

Book value of assets pledged or assigned as collateral	151,266	163,535

of which assets provided with the right to sell or repledge	96,630	112,030

Fair value of collateral received with the right to sell or repledge	373,199	357,618

of which sold or repledged	332,802	308,316

Other information (CHF million)

Cash and securities restricted under foreign banking regulations	17,943	16,090

Swiss National Bank required minimum liquidity reserves	2,092	1,883

> Refer to “Note 34 – Assets pledged or assigned” in V – Consolidated financial statements – Credit Suisse Group for further information.

Capital adequacy	12 Months Ended
Dec. 31, 2011
Capital adequacy

The Group is subject to regulation by FINMA. The capital levels of the Group are subject to qualitative judgments by regulators, including FINMA, about the components of capital, risk weightings and other factors. Since January 2008, the Group has operated under the international capital adequacy standards known as Basel II set forth by the Basel Committee on Banking Supervision (BCBS). These standards affected the measurement of both total eligible capital and risk-weighted assets. In January 2011, as required by FINMA, the Group implemented BCBS’s “Revisions to the Basel II market risk framework” (Basel II.5) for FINMA regulatory capital purposes. The Group has based its capital adequacy calculations on US GAAP, as permitted by FINMA Circular 2008/34. FINMA has advised the Group that it may continue to include as tier 1 capital CHF 0.6 billion and CHF 1.1 billion of equity from SPEs which are deconsolidated under US GAAP as of December 31, 2011 and 2010, respectively.

According to FINMA and Bank for International Settlements (BIS) capital requirements, total regulatory capital is comprised of two categories: tier 1 and tier 2 capital. Tier 1 capital consists of total shareholders’ equity, qualifying noncontrolling interests and hybrid tier 1 capital instruments. Deductions from tier 1 capital include, among other items, goodwill and intangible assets, participations in insurance entities, investments in certain bank and finance entities and other adjustments, including cumulative fair value adjustments on Credit Suisse vanilla debt, net of tax, anticipated but not yet declared dividends, the net long position in own treasury shares in the trading book and an adjustment for the accounting treatment of pension plans. Core tier 1 capital excludes hybrid tier 1 capital instruments. Tier 1 capital is supplemented for capital adequacy purposes by tier 2 capital, which consists primarily of unsecured, perpetual, subordinated instruments that are senior only to tier 1 instruments. The sum of tier 1 and tier 2 capital equals total eligible capital.

Risk-weighted assets include consolidated balance sheet assets, net positions in securities not held in the trading portfolio, off-balance sheet transactions converted into credit equivalents and market positions in the trading portfolio.

As of December 31, 2011 and 2010, the Group was adequately capitalized under the regulatory provisions outlined under both FINMA and BIS guidelines.
BIS statistics
end of	Basel II.5 2011	Basel II 2011	Basel II 2010

Eligible capital (CHF million)

Tier 1 capital	36,844	38,029	37,725

of which core tier 1 capital	25,956	27,141	26,627

Tier 2 capital	11,810	12,995	10,074

Total eligible capital	48,654	51,024	47,799

Risk-weighted assets (CHF million)

Credit risk	157,237	155,352	158,735

Market risk	40,609	11,170	18,925

Non-counterparty risk	7,819	7,819	7,380

Operational risk	36,088	36,088	33,662

Risk-weighted assets	241,753	210,429	218,702

Capital ratios (%)

Core tier 1 ratio	10.7	12.9	12.2

Tier 1 ratio	15.2	18.1	17.2

Total capital ratio	20.1	24.2	21.9

For BIS reporting purposes, Basel II.5 was effective as of December 31, 2011.

Broker-dealer operations
Certain Group broker-dealer subsidiaries are also subject to capital adequacy requirements. As of December 31, 2011 and 2010, the Group and its subsidiaries complied with all applicable regulatory capital adequacy requirements.

Dividend restrictions
Certain of the Group’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations).

Under the Swiss Code of Obligations, dividends may be paid out only if and to the extent the corporation has distributable profits from previous business years, or if the free reserves of the corporation are sufficient to allow distribution of a dividend. In addition, at least 5% of the annual net profits must be retained and booked as general legal reserves for so long as these reserves amount to less than 20% of the paid-in share capital. The reserves currently exceed this 20% threshold. Furthermore, dividends may be paid out only after shareholder approval at the Annual General Meeting.

As of December 31, 2011 and 2010, the Group was not subject to restrictions on its ability to pay the proposed dividends.

Bank
Capital adequacy

The Bank is subject to regulation by the FINMA. The capital levels of the Bank are subject to qualitative judgments by regulators, including FINMA, about the components of capital, risk weightings and other factors. Since January 2008, the Bank has operated under the international capital adequacy standards known as Basel II set forth by the Basel Committee on Banking Supervision (BCBS). These standards affected the measurement of both total eligible capital and risk-weighted assets. In January 2011, as required by FINMA, the Bank implemented BCBS’s “Revisions to the Basel II market risk framework” (Basel II.5) for FINMA regulatory capital purposes. The Bank has based its capital adequacy calculations on US GAAP, as permitted by FINMA Circular 2008/34. FINMA has advised the Bank that it may continue to include as tier 1 capital CHF 3.2 billion and CHF 3.1 billion of equity from SPEs which are deconsolidated under US GAAP as of December 31, 2011 and 2010, respectively.

As of December 31, 2011 and 2010, the Bank was adequately capitalized under the regulatory provisions outlined under both FINMA and the Bank for International Settlements (BIS) guidelines.
> Refer to “Note 35 – Capital adequacy” in V – Consolidated financial statements – Credit Suisse Group for further information.
BIS statistics
end of	Basel II.5 2011	[1]	Basel II 2011	Basel II 2010

Eligible capital (CHF million)

Tier 1 capital	33,459		34,644	35,310

Of which core tier 1 capital	22,571		23,756	24,721

Tier 2 capital	13,169		14,354	12,259

Total eligible capital	46,628		48,998	47,569

Risk-weighted assets (CHF million)

Credit risk	147,224		145,338	147,516

Market risk	39,810		10,371	18,008

Non-counterparty risk	7,274		7,274	6,819

Operational risk	36,088		36,088	33,663

Risk-weighted assets	230,396		199,071	206,006

Capital ratios (%)

Core tier 1 ratio	9.8		11.9	12.0

Tier 1 ratio	14.5		17.4	17.1

Total capital ratio	20.2		24.6	23.1

For BIS reporting purposes, Basel II.5 was effective December 31, 2011.

Broker-dealer operations
Certain Bank broker-dealer subsidiaries are also subject to capital adequacy requirements. As of December 31, 2011 and 2010, the Bank and its subsidiaries complied with all applicable regulatory capital adequacy requirements.

Dividend restrictions
Certain of the Bank’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations). As of December 31, 2011 and 2010, the Bank was not subject to restrictions on its ability to pay the proposed dividends.

Litigation	12 Months Ended
Dec. 31, 2011
Litigation

The Group is involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its businesses, including those disclosed below. Some of these proceedings have been brought on behalf of various classes of claimants and seek damages of material and/or indeterminate amounts.

The Group accrues litigation provisions (including fees and expenses of external lawyers and other service providers) in connection with certain judicial, regulatory and arbitration proceedings when losses, additional losses or ranges of loss are probable and reasonably estimable. The Group reviews its judicial, regulatory and arbitration proceedings each quarter to determine the adequacy of its litigation provisions and may increase or release provisions based on management’s judgment and the advice of counsel. Further provisions or releases of litigation provisions may be necessary in the future as developments in such litigation, claims or proceedings warrant.

It is inherently difficult to determine whether a loss is probable or even reasonably possible or to estimate the amount of any loss or loss range for many of these matters. In presenting the consolidated financial statements, management makes estimates regarding the outcome of these matters, records a provision and takes a charge to income when losses with respect to such matters are probable and can be reasonably estimated. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including, but not limited to, the type and nature of the litigation, claim or proceeding, the progress of the matter, the advice of legal counsel, the Group’s defenses and its experience in similar cases or proceedings, as well as its assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings. Factual and legal determinations must be made before a loss, additional losses or ranges of loss can be reasonably estimated for any proceeding or matter.

Most matters pending against the Group seek damages of an indeterminate amount. While certain matters specify the damages claimed, such claimed amount may not represent reasonably possible losses. The Group has disclosed below the amount of damages claimed (if specified in the relevant proceeding) and certain other quantifiable information that is publicly available.

The following table presents a roll forward of the Group’s aggregate litigation provisions.
Litigation provisions
2011

CHF million

Balance at beginning of period	861

Increase in litigation accruals	752

Decrease in litigation accruals	(29)

Decrease for settlements and other cash payments	(688)

Foreign exchange translation	(26)

Balance at end of period	870

The Group’s aggregate litigation provisions include estimates of losses, additional losses or ranges of loss for proceedings for which such losses are probable and can be reasonably estimated. The Group does not believe that it can estimate an aggregate range of reasonably possible losses for certain of its proceedings because of the complexity of the proceedings, the novelty of some of the claims, the early stage of the proceedings and limited amount of discovery that has occurred and/or other factors. The Group’s estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions is zero to CHF 2.3 billion.

After taking into account its litigation provisions, the Group believes, based on currently available information and advice of counsel, that the results of its proceedings, in the aggregate, will not have a material adverse effect on the Group’s financial condition. However, in light of the uncertainties involved in such proceedings, including those proceedings brought by regulators or other governmental authorities, the ultimate resolution of such proceedings may exceed current litigation provisions and any excess may be material to operating results for any particular period, depending, in part, upon the operating results for such period.

Litigation relating to IPO allocation
Beginning in January 2001, Credit Suisse Securities (USA) LLC (CSS LLC), one of its affiliates and several other investment banks were named as defendants in a large number of putative class action complaints filed in the US District Court for the Southern District of New York (SDNY) concerning initial public offering (IPO) allocation practices. In April 2002, the plaintiffs filed consolidated amended complaints alleging various violations of the federal securities laws resulting from alleged material omissions and misstatements in registration statements and prospectuses for the IPOs and, in some cases, follow-on offerings, and with respect to transactions in the aftermarket for those offerings. The complaints contained allegations that the registration statements and prospectuses either omitted or misrepresented material information about commissions paid to investment banks and aftermarket transactions by certain customers that received allocations of shares in the IPOs. The complaints also alleged that misleading analyst reports were issued to support the issuers’ allegedly manipulated stock price and that such reports failed to disclose the alleged allocation practices or that analysts were allegedly subject to conflicts of interest. In September 2008, a settlement in principle was reached between the plaintiffs and the underwriter and issuer defendants, and in October 2009, the SDNY issued an order granting final approval of the settlement. Certain members of the settlement class filed appeals challenging the SDNY’s approval of the settlement. These appeals have since been resolved or dismissed, although one such appellant attempted to file a petition for review by the US Supreme Court. That petition was initially rejected as procedurally defective. On January 18, 2012, the Clerk of the US Supreme Court determined that the petition had been untimely and therefore was not eligible for resubmission. On January 27, 2012, plaintiffs notified the SDNY that the settlement had thereby been final and effective, permitting the distribution of the funds to claimants and terminating the litigation for all purposes. Resolution of this matter was covered by existing provisions.

Research-related litigation
Putative class action lawsuits were filed against CSS LLC in the wake of publicity surrounding the 2002 industry-wide governmental and regulatory investigations into research analyst practices, with In re Credit Suisse – AOL Securities Litigation, filed in the US District Court for the District of Massachusetts, being the final outstanding matter. The case was brought on behalf of a class of purchasers of common shares of the former AOL Time Warner Inc. (AOL) who have alleged that CSS LLC’s equity research coverage of AOL between January 2001 and July 2002 was false and misleading. The second amended complaint in this action has asserted federal securities fraud and control person liability claims against CSS LLC and certain affiliates and former employees of CSS LLC. Plaintiffs estimated damages of approximately USD 3.9 billion. The district court denied CSS LLC’s motion to dismiss the complaint on December 16, 2006. On September 26, 2008, the district court granted class certification, and the US Court of Appeals for the First Circuit subsequently declined to hear CSS LLC’s appeal of that decision. On November 4, 2008, CSS LLC filed a motion for summary judgment on the grounds that there was no evidence that CSS LLC’s research coverage of AOL was false or misleading, and there was no evidence that CSS LLC’s research coverage had any effect on AOL’s stock price or caused the losses asserted by the plaintiff class. In addition, on April 21 and June 5, 2009, CSS LLC and the plaintiff class cross-moved to preclude the testimony of each other’s expert witnesses. On August 26, 2011, the district court denied CSS LLC’s motion for summary judgment. On September 28, 2011, the defendants filed a motion to certify questions for interlocutory appeal, which was denied on November 21, 2011. On January 13, 2012, the district court granted summary judgment in favor of the defendants upon its determination to preclude a plaintiff expert witness. On February 16, 2012, the plaintiffs filed a motion for reconsideration. On March 1, 2012, the defendants filed an opposition to plaintiffs' motion.

Enron-related litigation
Two Enron-related individual actions remain pending against CSS LLC and certain of its affiliates, each in the US District Court for the Southern District of Texas (SDT). In these actions, plaintiffs assert they relied on Enron’s financial statements, and seek to hold the defendants responsible for any inaccuracies in Enron’s financial statements. In Connecticut Resources Recovery Authority v. Lay, et al., the plaintiff seeks to recover from multiple defendants, pursuant to the Connecticut Unfair Trade Practices Act and Connecticut state common law, approximately USD 130 million to USD 180 million in losses it allegedly suffered in a business transaction it entered into with Enron. A motion to dismiss is pending. In Silvercreek Management Inc. v. Citigroup, Inc., et al., the plaintiff seeks to assert federal and state law claims relating to its alleged USD 280 million in losses relating to its Enron investments. On August 9, 2011, the SDT granted plaintiffs’ motion for leave to file a third amended complaint in this matter. CSS LLC and the other defendants filed motions to dismiss this complaint on September 27, 2011. In Ravenswood I LLC, et al. v. Citigroup, Inc., et al., an individual action asserting similar claims, plaintiffs as putative successors in interest sought to recover approximately USD 140 million relating to the decline in value of certain Enron debt securities purchased by a third party from Enron. On November 29, 2011, the SDT granted the motion to dismiss filed by CSS LLC and the remaining defendants in the case.

NCFE-related litigation
Since February 2003, lawsuits have been filed against CSS LLC and certain of its affiliates with respect to services that it provided to National Century Financial Enterprises, Inc. and its affiliates (NCFE). From January 1996 to May 2002, CSS LLC acted as a placement agent for bonds issued by NCFE that were to be collateralized by health-care receivables and, in July 2002, as a placement agent for a sale of NCFE preferred stock. NCFE filed for bankruptcy protection in November 2002. In these lawsuits, which have since been consolidated in the US District Court for the Southern District of Ohio (SDO) and are known as the MDL cases, investors holding approximately USD 1.9 billion face amount of NCFE’s bonds and approximately USD 12 million in preferred stock have sued numerous defendants, including the founders and directors of NCFE, the trustees for the bonds, NCFE’s auditors and law firm, the rating agencies that rated NCFE’s bonds and NCFE’s placement agents, including CSS LLC. The allegations include claims for breach of contract, negligence, fraud and violation of federal and state securities laws. The lawsuits generally allege that CSS LLC and/or its affiliate knew or should have known that the health care receivables purportedly backing the bonds were either ineligible for the programs or non-existent. CSS LLC and its affiliate filed motions to dismiss these cases. In December 2007, the SDO denied, in large part, CSS LLC’s and its affiliate's motions to dismiss, allowing most of the investor claims to proceed. In February 2009, CSS LLC and its affiliate filed motions for summary judgment seeking to dismiss the investors’ remaining claims, and certain of the bond investors filed summary judgment motions seeking judgment on certain of their claims. In December 2010, the SDO ruled in CSS LLC’s favor on cross-motions for partial summary judgment with respect to a claim under Ohio’s blue sky law. More specifically, the SDO held that application of the Ohio statute would violate the commerce clause of the US Constitution. On March 2, 2012, the SDO issued a decision which granted in part, and denied in part, CSS LLC's and its affiliate's remaining summary judgment motions in the bond investor lawsuits. To date, CSS LLC has settled one bond investor lawsuit. In that settlement, dated April 2009, CSS LLC settled with the New York City Pension Fund plaintiffs for an amount covered by existing reserves.

In addition, in November 2004, the trust created through NCFE’s confirmed bankruptcy plan commenced two actions against CSS LLC and certain of its affiliates. The trust filed an action in the SDO asserting common law claims similar to those asserted in the MDL cases against several of the same defendants, and it also alleged statutory claims under the Ohio Corrupt Practices Act, claims for professional negligence and claims under the US Bankruptcy Code. CSS LLC and its affiliates filed a motion to dismiss that action in March 2005. In March 2009, the SDO issued a decision in large part denying that motion. In May 2009, CSS LLC and its affiliates moved for summary judgment, and the SDO heard oral argument on that motion in November 2009. The trust (and another trust created in NCFE’s bankruptcy) also filed an action in the US Bankruptcy Court for the Southern District of Ohio objecting to the proofs of claim filed by CSS LLC and its affiliates in NCFE’s bankruptcy and seeking disgorgement of amounts previously distributed to CSS LLC and its affiliates under the bankruptcy plan. CSS LLC and its affiliates answered that complaint. On April 12, 2011, the SDO granted the summary judgment motion of CSS LLC and an affiliate to dismiss the action filed by the trust. The trust filed a motion with the SDO to reconsider that decision on May 11, 2011. CSS LLC and an affiliate filed an opposition to that motion on May 19, 2011. On June 24, 2011, CSS LLC and its affiliates agreed in principle to settle both of these actions. That settlement was finalized on October 31, 2011 and was covered by existing provisions.

Refco-related litigation
Refco trustee action
In August 2007, the litigation trustee appointed pursuant to the Refco bankruptcy plan named CSS LLC along with other financial services firms, accountants, officers, directors and controlling persons, as a defendant in a lawsuit filed in Illinois state court. The lawsuit asserted claims against CSS LLC for aiding and abetting breaches of fiduciary duty by Refco insiders in connection with Refco’s August 2004 notes offering and August 2005 IPO. The lawsuit also asserted claims in excess of USD 2 billion against CSS LLC for professional malpractice and negligent misrepresentation in connection with CSS LLC’s role as a financial advisor to Refco. CSS LLC and certain other defendants removed this action to Illinois federal district court and the case was transferred (by the Judicial Panel on Multi-District Litigation) to the SDNY. In May 2008, CSS LLC and certain other defendants filed a motion to dismiss plaintiffs’ claims. In April 2009, the SDNY granted CSS LLC’s and other defendants’ motion to dismiss. In December 2009, following an appeal by the plaintiffs to the US Court of Appeals for the Second Circuit (Second Circuit), the Second Circuit certified certain questions of law to the New York Court of Appeals. In October 2010, the New York Court of Appeals issued an opinion clarifying New York law. On November 18, 2010, after consideration of the New York Court of Appeals opinion, the Second Circuit affirmed the SDNY’s dismissal with prejudice. In December 2010, the trustee filed a petition for panel rehearing by the Second Circuit. In April 2011, the Second Circuit denied the trustee’s request for rehearing. The trustee’s time to petition for certiorari with the US Supreme Court has expired.

SPhinX action
In March 2008, CSS LLC was named, along with other financial services firms, accountants, lawyers, officers, directors and controlling persons, as a defendant in an action filed in New York state court by the Joint Official Liquidators of various SPhinX Funds and the trustee of the SPhinX Trust, which holds claims that belonged to PlusFunds Group, Inc. (PlusFunds), the investment manager for the SPhinX Funds. The operative amended complaint in the suit asserts claims against CSS LLC for aiding and abetting breaches of fiduciary duty and aiding and abetting fraud by Refco’s insiders in connection with Refco’s August 2004 notes offering and August 2005 IPO. That complaint seeks to recover from defendants approximately USD 263 million that the SPhinX Managed Futures Fund (SMFF), a SPhinX fund, had on deposit and lost at Refco, plus several hundred million dollars in alleged additional “lost enterprise” damages of PlusFunds. In March 2008, CSS LLC and certain other defendants removed the action to the SDNY. In November 2008, CSS LLC filed motions to dismiss. While the court initially dismissed all plaintiffs’ claims against CSS LLC for lack of standing, it later held that SMFF and PlusFunds had standing and permitted those plaintiffs to reinstate their claims in light of the Second Circuit’s decision dismissing the Refco trustee’s claims (described above). In February 2012, the court granted in part and denied in part CSS LLC’s other arguments for dismissal of the complaint. The claim by SMFF and PlusFunds against CSS LLC for aiding and abetting breach of fiduciary duty has been dismissed with prejudice. Plaintiffs’ claim for aiding and abetting fraud remains, though the court circumscribed the damages plaintiffs can seek. A court appointed Special Master issued a Report and Recommendation (R&R) recommending the denial of one additional ground asserted by CSS LLC for the dismissal of the entire complaint against CSS LLC. Objections to the Special Master’s R&R are under consideration by the court.

Mortgage-related matters
CSS LLC and certain of its affiliates have received requests for information from certain regulators and/or government entities regarding the origination, purchase, securitization and servicing of subprime and non-subprime residential mortgages and related issues. CSS LLC and its affiliates are cooperating with such inquiries and requests.

These inquiries include CSS LLC being advised in January and February 2012 by the US Securities and Exchange Commission (SEC) staff that they are considering recommending to the Commission that civil or administrative actions be pursued arising out of two separate investigations they have been conducting. The first involves potential claims against CSS LLC relating to due diligence conducted for two mortgage-backed securitizations and corresponding disclosures. The second involves potential claims against CSS LLC and certain of its affiliates relating to settlements of claims against originators involving loans included in a number of Credit Suisse securitizations. In both investigations, the SEC staff has invited CSS LLC to submit responses to the proposed actions and CSS LLC is in the process of responding to the SEC.

CSS LLC and certain of its affiliates have also been named as defendants in various civil litigation matters related to their roles as issuer, sponsor, depositor and/or underwriter of RMBS transactions. These cases include a class action lawsuit and putative class action lawsuits, actions by individual investors in RMBS, and actions by monoline insurance companies that guaranteed payments of principal and interest for certain RMBS. Although the allegations vary by lawsuit, plaintiffs in the class actions and individual investor lawsuits generally allege that the offering documents of securities issued by various RMBS securitization trusts contained material misrepresentations and omissions, including statements regarding the underwriting standards pursuant to which the underlying mortgage loans were issued. In addition, certain monoline insurers have alleged that loans that collateralize RMBS they insured breached representations and warranties made with respect to the loans at the time of securitization.

The amounts disclosed below do not reflect actual realized plaintiff losses to date or anticipated future litigation exposure. Rather, these amounts reflect the original unpaid principal balance amounts as alleged in these actions and do not include any reduction in principal amounts since issuance.

Class action litigations
In putative class actions against CSS LLC as an underwriter of other issuers’ RMBS offerings, CSS LLC generally has contractual rights to indemnification from the issuers. However, some of these issuers are now defunct, including affiliates of IndyMac Bancorp (IndyMac) and Thornburg Mortgage (Thornburg). With respect to IndyMac, CSS LLC is named as a defendant in two purported class actions pending in the SDNY brought on behalf of purchasers of securities in various IndyMac RMBS offerings. In one action, In re IndyMac Mortgage-Backed Securities Litigation, CSS LLC is named along with numerous other underwriters and individual defendants related to approximately USD 9.8 billion of IndyMac RMBS offerings. CSS LLC served as an underwriter with respect to approximately 31% of the IndyMac RMBS at issue or approximately USD 3.0 billion. In addition, certain investors seek to intervene in the action to assert claims with respect to additional RMBS offerings, including two RMBS offerings underwritten by CSS LLC. In those two offerings, CSS LLC underwrote RMBS with an aggregate principal amount of USD 912 million. The district court has denied these motions to intervene, and the proposed intervenors are now appealing that ruling. In the other action, Tsereteli v. Residential Asset Securitization Trust 2006-A8, CSS LLC was the sole underwriter defendant related to a USD 632 million IndyMac RMBS offering, of which CSS LLC underwrote USD 603 million of certificates. The court in the In re IndyMac action has dismissed claims as to certain RMBS securitizations, including all offerings in which no named plaintiff purchased securities, and in both actions has limited the theories on which claims as to other offerings may proceed. Discovery has commenced in both actions and plaintiffs have filed motions for class certification. With respect to Thornburg, CSS LLC is a named defendant in a putative class action pending in the US District Court for the District of New Mexico along with a number of other financial institutions that served as depositors and/or underwriters for approximately USD 5.5 billion of Thornburg RMBS offerings. CSS LLC served as an underwriter with respect to approximately 6.4% of the Thornburg RMBS at issue or approximately USD 354 million. Defendants’ motion to dismiss the complaint was granted in part, with leave to replead, and denied in part. One class action lawsuit pending in the SDNY against CSS LLC and certain affiliates and employees, New Jersey Carpenters Health Fund v. Home Equity Mortgage Trust 2006-5, relates to a single USD 784 million RMBS offering sponsored and underwritten by the Credit Suisse defendants. Defendants’ motion to dismiss was granted in part for claims related to RMBS offerings in which a named plaintiff was not a purchaser and to limit the theories on which the remaining claims may proceed. The SDNY granted plaintiff’s motion for class certification in the lawsuit.

Individual investor actions
In other actions brought against CSS LLC and its affiliates as an RMBS issuer, underwriter and/or other participant, CSS LLC and certain of its affiliates, along with other financial institutions, are defendants in seven separate individual actions filed by the Federal Home Loan Banks of Seattle, San Francisco, Chicago, Indianapolis and Boston in various state courts. The claims against CSS LLC and its affiliates relate to approximately USD 3.3 billion of the RMBS collectively at issue in those actions (approximately 9% of the USD 36 billion at issue against all banks across all the actions and coordinated proceedings). CSS LLC, and in some instances certain of its affiliates and employees, are also among the defendants, along with other financial institutions, named in: two actions brought by the Asset Management Fund and affiliated entities in the Supreme Court for the State of New York, New York County (SCNY), in which claims against CSS LLC and its affiliates relate to approximately USD 238 million of RMBS at issue (approximately 32% of the USD 755 million at issue against all banks); two actions brought by Cambridge Place Investment Management Inc. in Massachusetts state court, in which claims against CSS LLC and its affiliates relate to approximately USD 525 million of the RMBS at issue (approximately 16% of the USD 3.3 billion at issue against all banks); one action brought by The Charles Schwab Corporation in California state court, in which claims against CSS LLC and its affiliates relate to USD 125 million of the RMBS at issue (approximately 9% of the USD 1.4 billion at issue against all banks); one action brought by HSH Nordbank AG and affiliated entities in the SCNY, in which claims against CSS LLC relate to approximately USD 16 million of RMBS at issue (approximately 12% of the USD 130 million at issue against all banks); two actions brought by Massachusetts Mutual Life Insurance Company in Massachusetts federal court, in which claims against CSS LLC and its affiliates and employees relate to approximately USD 107 million of the RMBS at issue (approximately 97% of the USD 110 million at issue against all banks); one action brought by Sealink Funding Limited in the SCNY, in which claims against CSS LLC and its affiliates relate to USD 20 million of RMBS at issue (approximately 2% of the USD 949 million at issue against all banks); one action against CSS LLC brought by Stichting Pensioenfonds ABP in the SCNY, in which claims against CSS LLC relate to an unstated amount of RMBS at issue; two actions brought by The Union Central Life Insurance Company and certain of its affiliates in the SDNY, in which claims against CSS LLC and its affiliates and employees relate to approximately USD 71 million of RMBS at issue (approximately 36% of the USD 199 million at issue against all banks); one action brought by the West Virginia Investment Management Board in West Virginia state court, in which claims against CSS LLC relate to approximately USD 6 million of RMBS at issue (approximately 35% of the USD 17 million at issue against all banks); and one action brought by the Western & Southern Life Insurance Company and certain of its affiliates in the Court of Common Pleas for Hamilton County, Ohio, in which claims against CSS LLC and its affiliates relate to approximately USD 259 million of RMBS at issue (approximately 94% of the USD 276 million at issue against all banks). CSS LLC and certain of its affiliates are the only defendants named in: one action commenced by Allstate Insurance Company in the SCNY related to approximately USD 232 million of RMBS at issue; and one action commenced by IKB Deutsche Industriebank AG and certain of its affiliates in the SCNY related to approximately USD 240 million of RMBS at issue. CSS LLC and certain of its affiliates and employees are the only defendants named in a separate action commenced by Stichting Pensioenfonds ABP in the SCNY related to an unstated amount of RMBS at issue. In September 2011, the Federal Housing Finance Agency (FHFA), as conservator for Fannie Mae and Freddie Mac, filed seventeen separate complaints against various major financial institutions concerning a total of more than USD 196 billion of RMBS issued. CSS LLC and certain of its affiliates and employees are named as the defendants in one such action filed in the SDNY concerning approximately USD 14.1 billion of RMBS issued and/or underwritten by Credit Suisse defendants. CSS LLC is also named as an underwriter defendant in five of the other FHFA actions filed in September 2011, each pending in the SDNY. These claims against CSS LLC relate to approximately USD 5.5 billion of the RMBS at issue (about 11% of the approximately USD 51 billion at issue against all banks in those actions). Each of these actions is at an early procedural point in the litigation. A number of other entities have threatened to assert claims against CSS LLC and/or its affiliates in connection with various mortgage-related offerings, and CSS LLC and its affiliates have entered into agreements with some of those entities to toll the relevant statutes of limitations.

Monoline insurer disputes
CSS LLC and certain of its affiliates are defendants in three pending actions each commenced by a monoline insurer that guaranteed payments of principal and interest that in aggregate total approximately USD 1.5 billion of RMBS issued in eight different offerings sponsored by Credit Suisse. One theory of liability advanced by the monoline insurers is that an affiliate of CSS LLC must repurchase affected mortgage loans from the trusts at issue. To date, the monoline insurers have submitted repurchase demands for loans with an aggregate original principal balance of approximately USD 2.3 billion. These actions are pending in the SCNY. In each action, plaintiff claims that the underlying mortgage loans breach certain representations and warranties, and that CSS LLC and its affiliates have failed to repurchase the allegedly defective loans. In two of the actions, those brought by monoline insurers Ambac Assurance Corp. and MBIA Insurance Corp. (MBIA) against CSS LLC and its affiliates, plaintiff claims that it was fraudulently induced into providing the insurance. In those actions, the court dismissed both of the monoline insurer plaintiffs’ fraudulent inducement claims against CSS LLC and its affiliates, but plaintiffs requested reconsideration by the court. On October 7, 2011, the court reinstituted the monoline insurer plaintiffs’ fraudulent inducement claims against CSS LLC and its affiliates but reinstated its earlier decisions to deny plaintiffs’ demands for a jury trial. Discovery in these actions is ongoing. The third action by a monoline insurer was brought by Assured Guaranty Corp. on October 17, 2011. Separately, CSS LLC and other underwriters and individuals are defendants in an action pending in California state court brought by MBIA. The action relates to approximately USD 650 million in securities issued by IndyMac, including approximately USD 98 million of RMBS for which CSS LLC was an underwriter in one of the three offerings at issue, and as to which MBIA provided financial guaranty insurance. MBIA purports to be subrogated to the rights of the RMBS holders and seeks recovery of sums it has paid and will pay pursuant to those policies. Discovery in the action is ongoing.

Bank loan litigation
On January 3, 2010, the Bank and other affiliates were named as defendants in a lawsuit filed in the US District Court for the District of Idaho by homeowners in four real estate developments, Tamarack Resort, Yellowstone Club, Lake Las Vegas and Ginn Sur Mer. The Bank arranged, and was the agent bank for, syndicated loans provided for all four developments, which have been or are now in bankruptcy or foreclosure. Plaintiffs generally allege that the Bank and other affiliates committed fraud by using an unaccepted appraisal method to overvalue the properties with the intention to have the borrowers take out loans they could not repay because it would allow the Bank and other affiliates to later push the borrowers into bankruptcy and take ownership of the properties. The claims originally asserted by the plaintiffs include Racketeer Influenced and Corrupt Organizations (RICO), fraud, negligent misrepresentation, breach of fiduciary duty, tortious interference and conspiracy, among others. Plaintiffs are seeking class action status and have demanded USD 24 billion in damages. Cushman & Wakefield, the appraiser for the properties at issue, is also named as a defendant. An amended complaint was filed against all of the defendants on January 25, 2010, adding six new homeowner plaintiffs in the same four real estate developments. On March 29, 2010, the Bank and its named affiliates moved to dismiss the amended complaint in its entirety. The Bank and its named affiliates argued that the claims against them fail because they had no relationship with the plaintiff homeowners, and made no representations to them, fraudulent or otherwise, so there is no legal basis for the plaintiffs’ claims against them. The Bank and its affiliates also argued, among other things, that the plaintiffs failed to plead the necessary elements of the claims asserted against them in the amended complaint. On March 31, 2011, the court dismissed the RICO claim with prejudice and dismissed certain other claims with leave to replead. A third amended complaint was filed on April 21, 2011, adding a Consumer Protection Act claim. On May 5, 2011, the Bank and its affiliates moved to dismiss the third amended complaint. On July 22, 2011, two developers moved to intervene in the lawsuit. On February 17, 2012, the magistrate judge issued a report and recommendation to deny the motion to intervene and to dismiss certain of the claims while allowing others to proceed. The Bank and its affiliates filed objections to the recommendations on March 5, 2012 and are awaiting the district court's decision to adopt or deny the recommendation.

Auction Rate Securities
CSS LLC is responding to a number of customer demands and defending against litigation and Financial Industry Regulatory Authority (FINRA) arbitrations relating to the sale of certain auction rate securities (ARS).

In February 2008, ST Microelectronics (ST) brought a FINRA arbitration against CSS LLC concerning the purchase and sale of USD 415 million notional amount of ARS. The brokers of record for ST, who are no longer employed by CSS LLC, have since been criminally convicted. In February 2009, the FINRA arbitration panel awarded ST USD 406 million in damages in exchange for CSS LLC taking possession of the ARS. ST subsequently filed an action in the SDNY to confirm this award. Judgment was entered in favor of ST on March 23, 2010, and an amended judgment was entered on August 30, 2010. CSS LLC appealed to the Second Circuit, and the judgment is stayed pending appeal. Separately, in 2008, ST filed an action in the US District Court for the Eastern District of New York (EDNY) against the Group, alleging violations of the federal securities laws and various common law causes of action relating to the ARS portfolio. The Group moved to dismiss that action. On March 16, 2010, while the Group’s motion to dismiss the original complaint was still pending, ST moved for permission to file an amended complaint. The Group opposed the motion. The court heard oral argument on ST’s motion to amend on April 19, 2010. On March 31, 2011, the EDNY denied in part, and granted in part, the Group’s motion to dismiss the original complaint of ST, alleging violations of the federal securities laws and various common law causes of action relating to the ARS portfolio, and granted ST’s motion to file an amended complaint in the action. On June 2, 2011, the Second Circuit affirmed the SDNY’s confirmation of ST’s FINRA arbitration award against CSS LLC (except to the extent that the SDNY failed to credit against the amount of the award USD 75 million received by ST from the sale of certain of the ARS and to reduce the amount of interest owed by CSS LLC accordingly). On June 8, 2011, CSS LLC, the Group and ST settled these cases. Pursuant to the settlement, CSS LLC and the Group paid ST USD 357 million and received the ARS positions and interest in ST’s CSS LLC account as of the settlement date. Substantially all of the settlement amount was covered by existing provisions.

On May 27, 2009, Elbit Systems Ltd (“Elbit”) filed a complaint against the Group in the US District Court for the Northern District of Illinois, seeking approximately USD 16 million related to the purchase of ARS. The case was transferred to the SDNY, and the Group moved to dismiss the complaint for failure to state a claim and for being barred by a prior release. The motion to dismiss the complaint for being barred by a prior release was denied without prejudice, and the court ordered the parties to engage in limited discovery concerning the release. The parties exchanged discovery on that issue and the Group filed a motion for summary judgment. On February 7, 2012, the SDNY denied the Group’s summary judgment motion holding that a genuine dispute exists as to whether the prior release bars Elbit’s claims. The SDNY has not ruled on the portion of the Group's motion to dismiss the complaint for failure to state a claim.

In April 2010, Golden Minerals (formerly known as Apex Silver) commenced a FINRA arbitration against CSS LLC seeking approximately USD 33 million in alleged damages. Golden Minerals alleged that CSS LLC misled the company about the nature and risks of its investments in ARS. Golden Minerals further alleged that CSS LLC and the brokers of record for the company made unsuitable recommendations and breached fiduciary duties allegedly owed to the company, and that CSS LLC failed to supervise its brokers. Golden Minerals’ claims relied in part on the criminal conviction of the brokers of record on its account and on CSS LLC’s regulatory settlement relating to the sale of ARS. In August 2011, CSS LLC and Golden Minerals agreed to a settlement. The settlement amount was covered by existing provisions.

In September 2008, CSS LLC, along with many other Wall Street firms, agreed to a settlement in principle with the New York Attorney General and the North American Securities Administrators Association Task Force whereby CSS LLC agreed to repurchase up to USD 550 million par value of ARS from individual customers.

ADR litigation
A putative class action was filed on April 21, 2008 in the SDNY against the Group and certain executives by certain purchasers of American Depositary Receipts (ADRs) and common shares alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 thereunder. Plaintiffs in this action alleged that the Group’s stock price was artificially inflated as a result of allegedly misleading disclosures relating to the company’s business and financial results. A second putative class action complaint making similar allegations was filed in May 2008. These actions were consolidated in June 2008, and an amended complaint against the Group and certain executives was filed in October 2008. In December 2008, the Group and defendant executives filed a motion to dismiss the amended complaint. In October 2009, the SDNY issued a decision dismissing the case for lack of subject matter jurisdiction. In November 2009, plaintiffs filed a motion for leave to file a second amended complaint, and the Group and defendant executives opposed that motion. On February 11, 2010, the SDNY denied in part and granted in part plaintiffs’ motion. The SDNY found that plaintiff purchasers of ADRs and US plaintiff purchasers of Group common shares on foreign exchanges could proceed with their proposed amended claims but that foreign purchasers of Group common shares on foreign exchanges could not. In March 2010, the remaining plaintiffs filed their second amended complaint. In July 2010, the SDNY (based on the US Supreme Court’s July 2010 decision in Morrison v. National Australia Bank) additionally dismissed the claims of all US purchasers of Group common shares on foreign exchanges. On January 6, 2011, following mediation, the parties agreed in principle to settle this matter. On March 7, 2011, the parties executed formal settlement documentation. On July 18, 2011, the SDNY granted final approval of the settlement and dismissed with prejudice the entire action.

US economic sanctions matter
In December 2009, the Bank announced that it had reached a settlement with the New York County District Attorney’s Office, the United States Department of Justice (DOJ), the Board of Governors of the Federal Reserve System (Fed), the Federal Reserve Bank of New York and the Office of Foreign Assets Control (OFAC) of their investigation into US dollar payments during the period April 2002 to 2007 involving certain countries (Cuba, Iran, Libya, Burma and Sudan) that were subject to US economic sanctions. As part of the settlement, the Bank entered into two-year deferred prosecution agreements (DPAs), a Cease and Desist Order (CDO) with the Fed, and an agreement with OFAC and agreed to pay a total of USD 536 million, for which reserves were recorded in 2009. The DPAs were terminated in December 2011 and the CDO was terminated in March 2012. Credit Suisse has completed all of its settlement obligations and all sanctions censures have been formally terminated, now having no further force or effect.

Tax matters
In early 2010, the Public Prosecutor’s Office in Dusseldorf, Germany initiated an investigation that dealt with possible tax evasion by Credit Suisse clients and alleged assistance in such tax evasion by Credit Suisse employees. Credit Suisse and the Dusseldorf Public Prosecutor’s Office reached an agreement regarding the proceedings against Credit Suisse employees. The relevant applications were submitted to and approved by the Dusseldorf District Court. Credit Suisse paid EUR 150 million. The entire proceedings by the Dusseldorf Public Prosecutor’s office were thereby resolved.

Credit Suisse has been responding to subpoenas and other requests for information from the DOJ, SEC and other authorities involving historical Private Banking services provided on a cross-border basis to US persons. US authorities are investigating possible violations of US tax and securities laws. In particular, the DOJ is investigating whether US clients violated their US tax obligations and whether Credit Suisse and certain of its employees assisted such clients. The SEC is investigating whether certain of our relationship managers triggered obligations for Credit Suisse or the relationship managers in Switzerland to register with the SEC as a broker-dealer or investment advisor. A limited number of current or former employees have been indicted and one arrested for alleged conduct while employed at Credit Suisse or other financial institutions. Credit Suisse has received a grand jury target letter from the DOJ. We understand that certain US authorities are also investigating other Swiss and non-US financial institutions. We have been conducting an internal investigation and are continuing to cooperate with the authorities both in the US and Switzerland to resolve this matter in a responsible manner that complies with our legal obligations.

LIBOR-related matters
On February 3, 2012, following related investigations in the US and in the UK by the respective authorities, the Swiss Competition Commission commenced an investigation involving twelve banks and certain other financial intermediaries, including the Group, concerning alleged collusive behavior among traders to affect the bid ask spread for derivatives tied to the LIBOR and TIBOR reference rates fixed with respect to certain currencies. The investigation also relates to alleged collusive agreements to influence these reference rates. Credit Suisse is not a panel bank for Yen LIBOR, Yen TIBOR or Euroyen TIBOR. Credit Suisse is cooperating fully with these investigations.

UK Financial Services Authority matter
On October 25, 2011, the UK Financial Services Authority announced a settlement with Credit Suisse (UK) Limited (CSUK) in respect of findings as to the adequacy of systems and controls relating to the suitability of sales of non-principal protected products in 2007 to 2009. Under the settlement, CSUK was fined GBP 5.95 million and is required to conduct a review of sales of such products in the relevant period to determine suitability.

Bank
Litigation

> Refer to “Note 37 – Litigation” in V – Consolidated financial statements – Credit Suisse Group for further information.

Significant subsidiaries and equity method investments	12 Months Ended
Dec. 31, 2011
Significant subsidiaries and equity method investments

Significant subsidiaries
Equity interest in %		Company name	Domicile	Currency	Nominal capital in million

as of December 31, 2011

100		Credit Suisse AG	Zurich, Switzerland	CHF	4,399.7

100		BANK-now AG	Horgen, Switzerland	CHF	30.0

100		Credit Suisse Group Finance (U.S.) Inc.	Wilmington, United States	USD	600.0

100		CS LP Holding AG	Zug, Switzerland	CHF	0.1

100		Credit Suisse Trust AG	Zurich, Switzerland	CHF	5.0

100		Credit Suisse Trust Holdings Limited	St. Peter Port, Guernsey	GBP	2.0

100		Inreska Limited	St. Peter Port, Guernsey	GBP	3.0

100		Wincasa AG	Winterthur, Switzerland	CHF	1.5

100		Neue Aargauer Bank AG	Aarau, Switzerland	CHF	134.1

100		Clariden Leu Holding AG	Zurich, Switzerland	CHF	8.1

100		Clariden Leu AG	Zurich, Switzerland	CHF	50.0

100		Clariden Leu Financial Products (Guernsey) Ltd.	St. Peter Port, Guernsey	GBP	0.0

100		Clariden Leu Immobilien AG	Zurich, Switzerland	CHF	1.0

88		Savoy Hotel Baur en Ville AG	Zurich, Switzerland	CHF	7.5

		Credit Suisse AG

100		AJP Cayman Ltd.	George Town, Cayman Islands	JPY	8,025.6

100		Banco Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	53.6

100		Banco Credit Suisse (México), S.A.	Mexico City, Mexico	MXN	1,716.7

100		Banco de Investimentos Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	164.8

100		Boston Re Ltd.	Hamilton, Bermuda	USD	2.0

100		Casa de Bolsa Credit Suisse (México), S.A. de C.V.	Mexico City, Mexico	MXN	274.1

100		CJSC Bank Credit Suisse (Moscow)	Moscow, Russia	USD	37.8

100		Column Financial, Inc.	Salt Lake City, United States	USD	0.0

100		Credit Suisse (Australia) Limited	Sydney, Australia	AUD	34.1

100		Credit Suisse (Brasil) Distribuidora de Titulos e Valores Mobiliários S.A.	São Paulo, Brazil	BRL	5.0

100		Credit Suisse (Brasil) S.A. Corretora de Titulos e Valores Mobiliários	São Paulo, Brazil	BRL	98.4

100		Credit Suisse (Deutschland) Aktiengesellschaft	Frankfurt, Germany	EUR	130.0

100		Credit Suisse (France)	Paris, France	EUR	52.9

100		Credit Suisse (Gibraltar) Limited	Gibraltar, Gibraltar	GBP	5.0

100		Credit Suisse (Guernsey) Limited	St. Peter Port, Guernsey	USD	6.1

100		Credit Suisse (Hong Kong) Limited	Hong Kong, China	HKD	3,809.9

100		Credit Suisse (Italy) S.p.A.	Milan, Italy	EUR	109.6

100	[1]	Credit Suisse (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	43.0

100		Credit Suisse (Monaco) S.A.M.	Monte Carlo, Monaco	EUR	12.0

100		Credit Suisse (Singapore) Limited	Singapore, Singapore	SGD	621.3

100		Credit Suisse (UK) Limited	London, United Kingdom	GBP	126.8

100	[2]	Credit Suisse (USA), Inc.	Wilmington, United States	USD	0.0

100		Credit Suisse Asset Management (UK) Holding Limited	London, United Kingdom	GBP	144.2

100		Credit Suisse Fund Services (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	1.5

100		Credit Suisse Asset Management Funds (UK) Limited	London, United Kingdom	GBP	15.5

100		Credit Suisse Funds AG	Zurich, Switzerland	CHF	7.0

100		Credit Suisse Asset Management Funds S.p.A. S.G.R.	Milan, Italy	EUR	5.0

Significant subsidiaries (continued)
Equity interest in %		Company name	Domicile	Currency	Nominal capital in million

100		Credit Suisse Holding Europe (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	32.6

100		Credit Suisse Asset Management Immobilien Kapitalanlagegesellschaft mbH	Frankfurt, Germany	EUR	6.1

100		Credit Suisse Asset Management International Holding Ltd	Zurich, Switzerland	CHF	20.0

100		Credit Suisse Asset Management Investments Ltd	Zurich, Switzerland	CHF	0.1

100		Credit Suisse Asset Management Limited	London, United Kingdom	GBP	45.0

100		Credit Suisse Asset Management, LLC	Wilmington, United States	USD	1,064.7

100		Credit Suisse Capital (Guernsey) I Limited	St. Peter Port, Guernsey	USD	0.0

100		Credit Suisse Capital Funding, Inc.	Wilmington, United States	USD	0.0

100		Credit Suisse Capital LLC	Wilmington, United States	USD	737.6

100		Credit Suisse Energy LLC	Wilmington, United States	USD	0.0

100		Credit Suisse Equities (Australia) Limited	Sydney, Australia	AUD	62.5

100		Credit Suisse Finance (Guernsey) Limited	St. Peter Port, Guernsey	USD	0.2

100		Credit Suisse Finance (India) Private Limited	Mumbai, India	INR	1,050.1

100		Credit Suisse First Boston (Latin America Holdings) LLC	George Town, Cayman Islands	USD	23.8

100		Credit Suisse First Boston Finance B.V.	Amsterdam, The Netherlands	EUR	0.0

100		Credit Suisse First Boston Mortgage Capital LLC	Wilmington, United States	USD	349.5

100		Credit Suisse Fund Management S.A.	Luxembourg, Luxembourg	CHF	0.3

100		Credit Suisse Holdings (Australia) Limited	Sydney, Australia	AUD	3.0

100		Credit Suisse Holdings (USA), Inc.	Wilmington, United States	USD	4,185.6

100	[3]	Credit Suisse International	London, United Kingdom	USD	4,389.6

100		Credit Suisse Leasing 92A, L.P.	New York, United States	USD	75.6

100		Credit Suisse Life & Pensions AG	Vaduz, Liechtenstein	CHF	15.0

100		Credit Suisse Life (Bermuda) Ltd.	Hamilton, Bermuda	USD	1.0

100		Credit Suisse Loan Funding LLC	Wilmington, United States	USD	0.0

100		Credit Suisse Management LLC	Wilmington, United States	USD	894.5

100		Credit Suisse Principal Investments Limited	George Town, Cayman Islands	JPY	3,324.0

100		Credit Suisse Private Equity, LLC	Wilmington, United States	USD	42.2

100		Credit Suisse PSL GmbH	Zurich, Switzerland	CHF	0.0

100		Credit Suisse Securities (Canada), Inc.	Toronto, Canada	CAD	3.4

100		Credit Suisse Securities (Europe) Limited	London, United Kingdom	USD	4,277.3

100		Credit Suisse Securities (Hong Kong) Limited	Hong Kong, China	HKD	530.9

100		Credit Suisse Securities (India) Private Limited	Mumbai, India	INR	2,214.8

100		Credit Suisse Securities (Japan) Limited	Tokyo, Japan	JPY	78,100.0

100		Credit Suisse Securities (Johannesburg) (Proprietary) Limited	Johannesburg, South Africa	ZAR	0.0

100		Credit Suisse Securities (Malaysia) Sdn. Bhd.	Kuala Lumpur, Malaysia	MYR	100.0

100		Credit Suisse Securities (Moscow)	Moscow, Russia	RUB	97.1

100		Credit Suisse Securities (Singapore) Pte Limited	Singapore, Singapore	SGD	30.0

100		Credit Suisse Securities (Thailand) Limited	Bangkok, Thailand	THB	500.0

100		Credit Suisse Securities (USA) LLC	Wilmington, United States	USD	3,837.8

100		CS Non-Traditional Products Ltd.	Nassau, Bahamas	USD	0.1

100		DLJ Capital Corporation	Wilmington, United States	USD	4.0

Significant subsidiaries (continued)
Equity interest in %		Company name	Domicile	Currency	Nominal capital in million

100		DLJ Mortgage Capital, Inc.	Wilmington, United States	USD	0.0

100		J O Hambro Investment Management Limited	London, United Kingdom	GBP	0.0

100		Merban Equity AG	Zug, Switzerland	CHF	0.1

100		SPS Holding Corporation	Wilmington, United States	USD	0.1

100		Whist Equity Trading LLC	Wilmington, United States	USD	140.4

99		PT Credit Suisse Securities Indonesia	Jakarta, Indonesia	IDR	235,000.0

83		Asset Management Finance LLC	Wilmington, United States	USD	341.6

71		Credit Suisse Saudi Arabia	Riyadh, Saudi Arabia	SAR	300.0

60		Credit Suisse (Qatar) LLC	Doha, Qatar	USD	10.0

50	[4]	Credit Suisse Hedging-Griffo Investimentos S.A.	São Paulo, Brazil	BRL	49.2

1 58% owned by Credit Suisse AG. 2 43% of voting rights held by Credit Suisse Group AG, Guernsey Branch. 3 80% of voting rights and 94% of equity interest held by Credit Suisse AG. 4 Controlling interest.

Significant equity method investments
Equity interest in %		Company name	Domicile

as of December 31, 2011

100	[1]	Credit Suisse Group Finance (Guernsey) Limited	St. Peter Port, Guernsey

50		Swisscard AECS AG	Horgen, Switzerland

25		SECB Swiss Euro Clearing Bank GmbH	Frankfurt, Germany

Credit Suisse AG

33		Credit Suisse Founder Securities Limited	Beijing, China

25		E.L. & C. Baillieu Stockbroking (Holdings) Pty Ltd	Melbourne, Australia

25		ICBC Credit Suisse Asset Management Co., Ltd.	Beijing, China

20	[2]	Aberdeen Asset Management PLC	Aberdeen, United Kingdom

5	[3]	York Capital Management	New York, United States

1 Deconsolidated under US GAAP as the Group is not the primary beneficiary. 2 In February 2012, the Group sold a 10% stake in Aberdeen. 3 The Group holds a significant noncontrolling interest.

Bank
Significant subsidiaries and equity method investments

Significant subsidiaries
Equity interest in %		Company name	Domicile	Currency	Nominal capital in million

as of December 31, 2011

100		AJP Cayman Ltd.	George Town, Cayman Islands	JPY	8,025.6

100		Banco Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	53.6

100		Banco Credit Suisse (México), S.A.	Mexico City, Mexico	MXN	1,716.7

100		Banco de Investimentos Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	164.8

100		Boston Re Ltd.	Hamilton, Bermuda	USD	2.0

100		Casa de Bolsa Credit Suisse (México), S.A. de C.V.	Mexico City, Mexico	MXN	274.1

100		CJSC Bank Credit Suisse (Moscow)	Moscow, Russia	USD	37.8

100		Column Financial, Inc.	Salt Lake City, United States	USD	0.0

100		Credit Suisse (Australia) Limited	Sydney, Australia	AUD	34.1

100		Credit Suisse (Brasil) Distribuidora de Titulos e Valores Mobiliários S.A.	São Paulo, Brazil	BRL	5.0

100		Credit Suisse (Brasil) S.A. Corretora de Titulos e Valores Mobiliários	São Paulo, Brazil	BRL	98.4

100		Credit Suisse (Deutschland) Aktiengesellschaft	Frankfurt, Germany	EUR	130.0

100		Credit Suisse (France)	Paris, France	EUR	52.9

100		Credit Suisse (Gibraltar) Limited	Gibraltar, Gibraltar	GBP	5.0

100		Credit Suisse (Guernsey) Limited	St. Peter Port, Guernsey	USD	6.1

100		Credit Suisse (Hong Kong) Limited	Hong Kong, China	HKD	3,809.9

100		Credit Suisse (Italy) S.p.A.	Milan, Italy	EUR	109.6

100		Credit Suisse (Monaco) S.A.M.	Monte Carlo, Monaco	EUR	12.0

100		Credit Suisse (Singapore) Limited	Singapore, Singapore	SGD	621.3

100		Credit Suisse (UK) Limited	London, United Kingdom	GBP	126.8

100	[1]	Credit Suisse (USA), Inc.	Wilmington, United States	USD	0.0

100		Credit Suisse Asset Management (UK) Holding Limited	London, United Kingdom	GBP	144.2

100		Credit Suisse Fund Services (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	1.5

100		Credit Suisse Asset Management Funds (UK) Limited	London, United Kingdom	GBP	15.5

100		Credit Suisse Funds AG	Zurich, Switzerland	CHF	7.0

100		Credit Suisse Asset Management Funds S.p.A. S.G.R.	Milan, Italy	EUR	5.0

100		Credit Suisse Holding Europe (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	32.6

100		Credit Suisse Asset Management Immobilien Kapitalanlagegesellschaft mbH	Frankfurt, Germany	EUR	6.1

100		Credit Suisse Asset Management International Holding Ltd	Zurich, Switzerland	CHF	20.0

100		Credit Suisse Asset Management Investments Ltd	Zurich, Switzerland	CHF	0.1

100		Credit Suisse Asset Management Limited	London, United Kingdom	GBP	45.0

100		Credit Suisse Asset Management, LLC	Wilmington, United States	USD	1,064.7

100		Credit Suisse Capital (Guernsey) I Limited	St. Peter Port, Guernsey	USD	0.0

100		Credit Suisse Capital Funding, Inc.	Wilmington, United States	USD	0.0

100		Credit Suisse Capital LLC	Wilmington, United States	USD	737.6

Significant subsidiaries (continued)
Equity interest in %		Company name	Domicile	Currency	Nominal capital in million

100		Credit Suisse Energy LLC	Wilmington, United States	USD	0.0

100		Credit Suisse Equities (Australia) Limited	Sydney, Australia	AUD	62.5

100		Credit Suisse Finance (Guernsey) Limited	St. Peter Port, Guernsey	USD	0.2

100		Credit Suisse Finance (India) Private Limited	Mumbai, India	INR	1,050.1

100		Credit Suisse First Boston (Latin America Holdings) LLC	George Town, Cayman Islands	USD	23.8

100		Credit Suisse First Boston Finance B.V.	Amsterdam, The Netherlands	EUR	0.0

100		Credit Suisse First Boston Mortgage Capital LLC	Wilmington, United States	USD	349.5

100		Credit Suisse Fund Management S.A.	Luxembourg, Luxembourg	CHF	0.3

100		Credit Suisse Holdings (Australia) Limited	Sydney, Australia	AUD	3.0

100		Credit Suisse Holdings (USA), Inc.	Wilmington, United States	USD	4,185.6

100		Credit Suisse Leasing 92A, L.P.	New York, United States	USD	75.6

100		Credit Suisse Life & Pensions AG	Vaduz, Liechtenstein	CHF	15.0

100		Credit Suisse Life (Bermuda) Ltd.	Hamilton, Bermuda	USD	1.0

100		Credit Suisse Loan Funding LLC	Wilmington, United States	USD	0.0

100		Credit Suisse Management LLC	Wilmington, United States	USD	894.5

100		Credit Suisse Principal Investments Limited	George Town, Cayman Islands	JPY	3,324.0

100		Credit Suisse Private Equity, LLC	Wilmington, United States	USD	42.2

100		Credit Suisse PSL GmbH	Zurich, Switzerland	CHF	0.0

100		Credit Suisse Securities (Canada), Inc.	Toronto, Canada	CAD	3.4

100		Credit Suisse Securities (Europe) Limited	London, United Kingdom	USD	4,277.3

100		Credit Suisse Securities (Hong Kong) Limited	Hong Kong, China	HKD	530.9

100		Credit Suisse Securities (India) Private Limited	Mumbai, India	INR	2,214.8

100		Credit Suisse Securities (Japan) Limited	Tokyo, Japan	JPY	78,100.0

100		Credit Suisse Securities (Johannesburg) (Proprietary) Limited	Johannesburg, South Africa	ZAR	0.0

100		Credit Suisse Securities (Malaysia) Sdn. Bhd.	Kuala Lumpur, Malaysia	MYR	100.0

100		Credit Suisse Securities (Moscow)	Moscow, Russia	RUB	97.1

100		Credit Suisse Securities (Singapore) Pte Limited	Singapore, Singapore	SGD	30.0

100		Credit Suisse Securities (Thailand) Limited	Bangkok, Thailand	THB	500.0

100		Credit Suisse Securities (USA) LLC	Wilmington, United States	USD	3,837.8

100		CS Non-Traditional Products Ltd.	Nassau, Bahamas	USD	0.1

100		DLJ Capital Corporation	Wilmington, United States	USD	4.0

100		DLJ Mortgage Capital, Inc.	Wilmington, United States	USD	0.0

100		J O Hambro Investment Management Limited	London, United Kingdom	GBP	0.0

100		Merban Equity AG	Zug, Switzerland	CHF	0.1

100		SPS Holding Corporation	Wilmington, United States	USD	0.1

100		Whist Equity Trading LLC	Wilmington, United States	USD	140.4

99		PT Credit Suisse Securities Indonesia	Jakarta, Indonesia	IDR	235,000.0

94	[2]	Credit Suisse International	London, United Kingdom	USD	4,389.6

83		Asset Management Finance LLC	Wilmington, United States	USD	341.6

71		Credit Suisse Saudi Arabia	Riyadh, Saudia Arabia	SAR	300.0

60		Credit Suisse (Qatar) LLC	Doha, Qatar	USD	10.0

58	[3]	Credit Suisse (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	43.0

50	[4]	Credit Suisse Hedging-Griffo Investimentos S.A.	São Paulo, Brazil	BRL	49.2

1 43% of voting rights held by Credit Suisse Group AG, Guernsey Branch. 2 Remaining 6% held directly by Credit Suisse Group AG. 80% of voting rights and 94% of equity interest held by Credit Suisse AG. 3 42% of voting rights held directly by Credit Suisse Group AG. 4 Controlling interest.

Significant equity method investments
Equity interest in %		Company name	Domicile

as of December 31, 2011

33		Credit Suisse Founder Securities Limited	Beijing, China

25		E.L. & C. Baillieu Stockbroking (Holdings) Pty Ltd	Melbourne, Australia

25		ICBC Credit Suisse Asset Management Co., Ltd.	Beijing, China

20	[1]	Aberdeen Asset Management PLC	Aberdeen, United Kingdom

5	[2]	York Capital Management	New York, United States

1 In February 2012, the Bank sold a 10% stake in Aberdeen. 2 The Bank holds a significant noncontrolling interest.

Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)	12 Months Ended
Dec. 31, 2011
Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)

The Group’s consolidated financial statements have been prepared in accordance with US GAAP.
FINMA requires Swiss-domiciled banks which present their financial statements under either US GAAP or International Financial Reporting Standards (IFRS) to provide a narrative explanation of the major differences between Swiss GAAP banking law (true and fair view) and its primary accounting standard.

The principal provisions of the Banking Ordinance and the FINMA Circular 2008/2, “Accounting – banks”, governing financial reporting for banks (Swiss GAAP) differ in certain aspects from US GAAP. The following are the major differences:

> Refer to “Note 1 – Summary of significant accounting policies” for a detailed description of the Group’s accounting policies.
Scope of consolidation
Under US GAAP, the Group is not consolidating certain entities that issue redeemable preferred securities. Under Swiss GAAP, these entities would continue to be consolidated as the Group holds 100% of the voting rights.

Under Swiss GAAP, majority-owned subsidiaries that are not considered long-term investments or do not operate in the core business of the Group are either accounted for as financial investments or as equity method investments. US GAAP has no such exception relating to the consolidation of majority-owned subsidiaries.

Fair value option
Unlike US GAAP, Swiss GAAP does generally not allow the fair value option concept that creates an optional alternative measurement treatment for certain non-trading financial assets and liabilities, guarantees and commitments. The fair value option permits the use of fair value for initial and subsequent measurement with changes in fair value recorded in the consolidated statements of income.

For issued structured products that include own debt and meet certain restrictive conditions, fair value measurement is applied on a case-by-case basis. The related changes in fair value of both the embedded derivative and the host contract are recorded in trading revenues, except for fair value adjustments relating to own credit that cannot be recognized in the consolidated statements of income.

Other issued structured products which are not in the scope of this interpretation or for which fair value accounting is not elected under Swiss GAAP, but for which the fair value option is elected under US GAAP, continue to be bifurcated for Swiss GAAP purposes, which means that the embedded derivative is carried at fair value and the host contract is accounted for at amortized cost.

Other non-trading assets measured at fair value
Under US GAAP, all of our mortgage servicing rights and most of our life settlement contracts are reported at fair value, with changes in value reported in the consolidated statements of operations.
Under Swiss GAAP, mortgage servicing rights and life settlement contracts are carried at the lower of cost or market.
Goodwill amortization
Under US GAAP, goodwill is not amortized but must be tested for impairment annually or more frequently if an event or change in circumstances indicates that the goodwill may be impaired.
Under Swiss GAAP, goodwill is amortized over its useful life, generally not exceeding five years, except for justified cases where a maximum useful life of up to 20 years is acceptable. In addition, goodwill is tested for impairment.

Intangible assets with indefinite lives
Under US GAAP, intangible assets with indefinite lives are not amortized but are tested for impairment annually or more frequently if an event or change in circumstances indicates that the asset may be impaired.

Under Swiss GAAP, intangibles assets with indefinite lives are amortized over a useful life, up to a maximum of five years. In addition, these assets are tested for impairment.
Pensions and post-retirement benefits
Under US GAAP, the liability and related pension expense is determined based on the projected unit credit actuarial calculation of the benefit obligation.
Under Swiss GAAP, the liability and related pension expense is primarily determined based on the pension plan valuation in accordance with Swiss GAAP FER 26. A pension asset is recorded if a statutory overfunding of a pension plan leads to a future economic benefit, and a pension liability is recorded if a statutory underfunding of a pension plan leads to a future economic obligation. Pension expenses include the required contributions defined by Swiss law, any additional contribution mandated by the pension fund trustees and any change in value of the pension asset or liability between two measurement dates as determined on the basis of the annual year-end pension plan valuation.

Sale of financial instruments held at amortized cost
Under US GAAP, the gain or loss on sale or early redemption of a financial instrument is immediately recognized in the consolidated statements of operations.
Under Swiss GAAP, the gain or loss on sale or early redemption of an interest-related financial instrument held at amortized cost is deferred over the remaining original term of the financial instrument.

Real estate held for investment
Under US GAAP, real estate held for investment is valued at cost less accumulated depreciation and any impairment.
Under Swiss GAAP, real estate held for investment that the Group intends to hold permanently is also valued at cost less accumulated depreciation and any other than temporary impairment. If the Group does not intend to hold real estate permanently, it is carried at the lower of cost or market.

Investments in securities
Available-for-sale securities
Under US GAAP, available-for-sale securities are valued at fair value. Unrealized gains and losses due to fluctuations in fair value (including foreign exchange) are not recorded in the consolidated statements of operations but included net of tax in AOCI, which is part of total shareholders’ equity. Declines in fair value below cost deemed to be other-than-temporary are recognized as impairments in the consolidated statements of operations, except for amounts relating to factors other than credit loss on debt securities with no intent or requirement to sell that continue to be included in AOCI. The new cost basis will not be changed for subsequent recoveries in fair value.

Under Swiss GAAP, available-for-sale securities are accounted for at the lower of cost or market with valuation reductions and recoveries due to market fluctuations recorded in other ordinary expenses and income, respectively. Foreign exchange gains and losses are recognized in net trading income.

Under US GAAP, non-marketable equity securities are valued at cost less other-than-temporary impairment or at fair value, whereas under Swiss GAAP, non-marketable equity securities are carried at the lower of cost or market.

Impairments on held-to-maturity securities
Under US GAAP, declines in fair value of held-to-maturity securities below cost deemed to be other-than-temporary are recognized as impairments in the consolidated statements of operations except for amounts relating to factors other than credit loss on debt securities held with no intent or requirement to sell that are included in AOCI. The impairment cannot be reversed in future periods.

Under Swiss GAAP, all impairments are recognized in the consolidated statements of income. Impairments recognized on held-to-maturity securities are reversed up to the amortized cost if the fair value of the instrument subsequently recovers. A reversal is recorded in the consolidated statements of income.

Trading positions
Under both US GAAP and Swiss GAAP, positions classified in the trading portfolio are valued at fair value. Under US GAAP, this classification is based on management’s intent concerning the specific instrument, whereas under Swiss GAAP, the prevailing criteria is the active management of the specific instrument in the context of a documented trading strategy.

Derivatives used for cash flow hedges
Under US GAAP, the effective portion of a cash flow hedge is reported in AOCI.
Under Swiss GAAP, the effective portion of a cash flow hedge is recorded in the compensation account in other assets or other liabilities.
Security collateral received in securities lending transactions
Under US GAAP, security collateral received in securities lending transactions are recorded as assets and a corresponding liability to return the collateral is recognized.
Under Swiss GAAP, security collateral received and the obligation to return collateral of securities lending transactions are not recognized on the balance sheet.
Derecognition of financial instruments
Under US GAAP, financial instruments are only derecognized if the transaction meets certain criteria.
Under Swiss GAAP, a financial instrument is derecognized when the economic control has been transferred from the seller to the buyer.
Discontinued operations
Under US GAAP, the assets and liabilities of an operation held-for-sale are separated from the ordinary captions of the consolidated balance sheets and are reported as discontinued operations measured at the lower of the carrying value or fair value less cost to sell. Accordingly, income and expense from discontinued operations are reported in a separate line item of the consolidated statements of operations.

Under Swiss GAAP, these positions remain in their initial balance sheet captions until disposed of and continue to be valued according to the respective captions.
Extraordinary income and expenses
Unlike US GAAP, Swiss GAAP does report certain expenses or revenues as extraordinary. Extraordinary income and expenses are reported net of tax.
Reserves for general banking risks
US GAAP does not allow general unallocated provisions.
Under Swiss GAAP, reserves for general banking risks are recorded as a separate component of shareholders’ equity.
Loan commitments
Under US GAAP, the Group includes unused credit facilities that can be revoked at its sole discretion upon notice to the client in loan commitments. Under Swiss GAAP, credit facilities that can be revoked at the Group’s sole discretion are only disclosed if the notice period exceeds six weeks.

Bank
Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)

> Refer to “Note 41 – Significant valuation and income recognition differences between US GAAP and Swiss GAAP bank law (true and fair view)” in V – Consolidated financial statements – Credit Suisse Group for further information.

Risk assessment	12 Months Ended
Dec. 31, 2011
Risk assessment

In accordance with the Swiss Code of Obligations the following disclosure provides information regarding the risk assessment process, which was in place for the reporting period and followed by the Board.

The primary objectives of risk management are to protect the financial strength and reputation of the Group, while ensuring that capital is well deployed to support business activities and grow shareholder value. The risk management organization reflects the specific nature of the various risks in order to ensure that risks are managed within set limits in a transparent and timely manner.

The Board is responsible for the strategic direction, supervision and control of the Group and for defining its overall tolerance for risk in the form of a risk appetite statement. The Board has delegated certain responsibilities regarding risk management and oversight to the Risk Committee, the Audit Committee and to the Executive Board.

The Board’s Risk Committee is responsible for assisting the Board in fulfilling its oversight responsibilities by providing guidance regarding risk governance and the review and assessment of the risk appetite framework including capital adequacy, the major risk exposures and the approval of risk limits. In addition to its other responsibilities such as reviewing the quarterly and annual financial statements and the performance and effectiveness of internal and external auditors, the Audit Committee reviews management’s report on internal control over financial reporting (SOX 404), the annual report on the internal control system (ICS) and the annual compliance report.

Within the Executive Board of the Group, the Chief Risk Officer (CRO) is responsible for providing risk management oversight and for establishing an organizational basis to manage and report on all risk management matters. The Capital Allocation and Risk Management Committee (CARMC), the Risk Processes and Standards Committee and the Reputation Risk and Sustainability Committee have been established to assist the Executive Board, and certain responsibilities regarding risk management and oversight have been delegated to these committees. CARMC is comprised of at least five members of the Executive Board and senior management appointed by the CEO and operates in the position risk cycle for setting position risk standards and monitoring related limits, the finance and capital cycle for asset/liability management, funding, liquidity and capital matters, and the ICS cycle for operational risks, legal and compliance issues and internal control matters. CARMC may delegate its authority to set and approve certain limits for position risk, funding, liquidity and capital to the CRO or divisional risk management committees. The divisional risk management committees regularly review and discuss division-specific market and credit risk matters, operational risks, legal and compliance issues and internal control matters.

During the reporting period, the Board received the quarterly risk reports from the CRO and the annual ICS and compliance reports from the office of the General Counsel, which formed the basis of the Board’s risk reviews. Additional risk information was provided at each meeting of the Board’s Risk Committee and at most Board meetings. The Board, assisted by its Risk and Audit Committees, performed a systematic risk assessment in accordance with established policies and procedures.

Bank
Risk assessment

During the reporting period the Board of Directors (Board) and its Risk Committee performed risk assessments in accordance with established policies and procedures.
The governance of the Bank and the Group, including risk governance, is fully aligned. Both the Board and the Executive Board are comprised of the same individuals.
> Refer to “Note 42 – Risk assessment” in V – Consolidated financial statements – Credit Suisse Group for information in accordance with the Swiss Code of Obligations on the risk assessment process followed by the Board.